UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2012

Date of reporting period: January 1, 2012 through June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

American Century NVIT Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current

2	Semiannual Report 2012

business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Century NVIT Growth Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual	1,000.00	1,102.50	4.55	0.87
	Hypothetical[b]	1,000.00	1,020.54	4.37	0.87
Class II Shares	Actual	1,000.00	1,101.30	5.80	1.11
	Hypothetical[b]	1,000.00	1,019.34	5.57	1.11
Class IV Shares	Actual	1,000.00	1,102.50	4.55	0.87
	Hypothetical[b]	1,000.00	1,020.54	4.37	0.87

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	American Century NVIT Growth Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.7%
Mutual Fund	2.1%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries ††
Computers & Peripherals	10.0%
Software	7.5%
Beverages	5.0%
Aerospace & Defense	4.9%
Information Technology Services	4.5%
Pharmaceuticals	4.5%
Hotels, Restaurants & Leisure	4.2%
Semiconductors & Semiconductor Equipment	3.5%
Health Care Equipment & Supplies	3.2%
Specialty Retail	3.1%
Other Industries	49.6%

100.0%

Top Holdings ††
Apple, Inc.	8.1%
Microsoft Corp.	3.6%
Google, Inc., Class A	2.8%
Coca-Cola Co. (The)	2.4%
Philip Morris International, Inc.	2.4%
International Business Machines Corp.	2.2%
Oracle Corp.	2.1%
Fidelity Institutional Money Market Fund—Institutional Class	2.1%
Schlumberger Ltd.	1.9%
Amazon.com, Inc.	1.8%
Other Holdings	70.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 4.9%
Hexcel Corp.*	16,336	$421,305
Honeywell International, Inc.	35,706	1,993,823
Precision Castparts Corp.	7,737	1,272,659
Textron, Inc.	27,257	677,882
United Technologies Corp.	31,075	2,347,095

		6,712,764

Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	23,253	1,831,406

Auto Components 1.2%
Autoliv, Inc.	11,238	614,269
BorgWarner, Inc.*	15,651	1,026,549

		1,640,818

Automobiles 0.7%
Harley-Davidson, Inc.	20,729	947,937

Beverages 5.0%
Beam, Inc.	7,384	461,426
Brown-Forman Corp., Class B	3,911	378,781
Coca-Cola Co. (The)	42,027	3,286,091
Monster Beverage Corp.*	4,220	300,464
PepsiCo, Inc.	32,729	2,312,631

		6,739,393

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	6,151	610,794
Cepheid, Inc.*	7,396	330,971
Gilead Sciences, Inc.*	24,330	1,247,642
Medivation, Inc.*	2,269	207,387

		2,396,794

Capital Markets 0.9%
BlackRock, Inc.	7,041	1,195,703

Chemicals 2.1%
E.I. du Pont de Nemours & Co.	23,683	1,197,650
Monsanto Co.	14,781	1,223,571
Rockwood Holdings, Inc.	11,209	497,119

		2,918,340

Commercial Banks 0.9%
Wells Fargo & Co.	34,472	1,152,744

Communications Equipment 2.3%
Cisco Systems, Inc.	53,418	917,187
F5 Networks, Inc.*	3,723	370,662
QUALCOMM, Inc.	33,759	1,879,701

		3,167,550

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals 10.0%
Apple, Inc.*	18,698	$10,919,632
Dell, Inc.*	45,777	573,128
EMC Corp.*	81,808	2,096,739

		13,589,499

Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	34,638	1,539,313

Electronic Equipment, Instruments & Components 0.2%
Trimble Navigation Ltd.*	6,668	306,795

Energy Equipment & Services 3.0%
Core Laboratories NV	2,870	332,633
Hornbeck Offshore Services, Inc.*	7,894	306,129
Oceaneering International, Inc.	17,422	833,817
Schlumberger Ltd.	40,055	2,599,970

		4,072,549

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	13,847	1,315,465
CVS Caremark Corp.	26,964	1,260,028
Whole Foods Market, Inc.	8,899	848,252

		3,423,745

Food Products 1.4%
Annie's, Inc.*	1,661	69,529
Hershey Co. (The)	14,108	1,016,199
Kellogg Co.	9,732	480,080
Mead Johnson Nutrition Co.	4,802	386,609

		1,952,417

Health Care Equipment & Supplies 3.2%
Cooper Cos., Inc. (The)	4,763	379,897
Covidien PLC	8,467	452,985
DENTSPLY International, Inc.	14,066	531,835
Edwards Lifesciences Corp.*	5,875	606,887
Hill-Rom Holdings, Inc.	11,263	347,464
IDEXX Laboratories, Inc.*	3,007	289,063
Intuitive Surgical, Inc.*	1,147	635,197
ResMed, Inc.*	14,955	466,596
Zimmer Holdings, Inc.	10,694	688,266

		4,398,190

Health Care Providers & Services 1.8%
AmerisourceBergen Corp.	22,102	869,714
Express Scripts Holding Co.*	28,238	1,576,527

		2,446,241

Health Care Technology 0.4%
Cerner Corp.*	6,906	570,850

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Inc.*	1,646	$625,398
Marriott International, Inc., Class A	29,358	1,150,834
McDonald's Corp.	17,062	1,510,499
Starbucks Corp.	36,082	1,923,892
Wynn Resorts Ltd.	4,473	463,939

		5,674,562

Household Durables 0.5%
Mohawk Industries, Inc.*	9,475	661,639

Household Products 1.2%
Church & Dwight Co., Inc.	4,407	244,456
Colgate-Palmolive Co.	13,093	1,362,982

		1,607,438

Industrial Conglomerates 0.9%
Danaher Corp.	23,010	1,198,361

Information Technology Services 4.5%
Accenture PLC, Class A	7,223	434,030
Automatic Data Processing, Inc.	19,961	1,111,029
International Business Machines Corp.	15,134	2,959,908
MasterCard, Inc., Class A	3,727	1,603,020

		6,107,987

Insurance 0.4%
Brown & Brown, Inc.	19,821	540,519

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	10,782	2,462,070

Internet Software & Services 2.9%
Facebook, Inc., Class A*	4,675	145,486
Google, Inc., Class A*	6,450	3,741,452

		3,886,938

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	20,181	791,902

Machinery 2.4%
Cummins, Inc.	5,689	551,321
Deere & Co.	7,622	616,391
Illinois Tool Works, Inc.	28,090	1,485,680
Terex Corp.*	30,320	540,606

		3,193,998

Marine 0.1%
Kirby Corp.*	2,843	133,848

Common Stocks (continued)

	Shares	Market Value

Media 2.5%
CBS Corp. Non-Voting Shares, Class B	29,260	$959,143
Time Warner Cable, Inc.	19,748	1,621,310
Viacom, Inc., Class B	16,294	766,144

		3,346,597

Metals & Mining 0.3%
Nucor Corp.	10,946	414,853

Multiline Retail 1.6%
Dollar General Corp.*	19,776	1,075,617
Macy's, Inc.	32,486	1,115,894

		2,191,511

Oil, Gas & Consumable Fuels 2.4%
EOG Resources, Inc.	13,691	1,233,696
Noble Energy, Inc.	12,110	1,027,170
Occidental Petroleum Corp.	12,030	1,031,813

		3,292,679

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	18,606	1,006,957

Pharmaceuticals 4.4%
Abbott Laboratories	38,098	2,456,178
Allergan, Inc.	10,917	1,010,587
Bristol-Myers Squibb Co.	22,182	797,443
Johnson & Johnson	26,236	1,772,504

		6,036,712

Real Estate Investment Trusts (REITs) 1.3%
American Campus Communities, Inc.	10,277	462,259
AvalonBay Communities, Inc.	2,483	351,295
Simon Property Group, Inc.	5,953	926,644

		1,740,198

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A*	28,869	472,297

Road & Rail 1.5%
Union Pacific Corp.	17,186	2,050,462

Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp., Class A*	36,495	1,233,531
Intel Corp.	42,920	1,143,818
Linear Technology Corp.	25,797	808,220
Marvell Technology Group Ltd.	51,326	578,957
Xilinx, Inc.	31,158	1,045,974

		4,810,500

The accompanying notes are an integral part of these financial statements.

2012 Semianual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software 7.5%
Citrix Systems, Inc.*	14,231	$1,194,550
CommVault Systems, Inc.*	6,459	320,173
Fortinet, Inc.*	9,967	231,434
Microsoft Corp.	159,275	4,872,222
Oracle Corp.	98,386	2,922,064
QLIK Technologies, Inc.*	14,250	315,210
Red Hat, Inc.*	6,556	370,283

		10,225,936

Specialty Retail 3.1%
GNC Holdings, Inc., Class A	10,861	425,751
Home Depot, Inc. (The)	42,261	2,239,411
O'Reilly Automotive, Inc.*	8,215	688,171
Tractor Supply Co.	3,721	309,066
Urban Outfitters, Inc.*	19,958	550,641

		4,213,040

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	14,076	823,164

Tobacco 2.4%
Philip Morris International, Inc.	36,608	3,194,414

Wireless Telecommunication Services 1.3%
Crown Castle International Corp.*	30,266	1,775,404

Total Common Stocks (cost $116,819,373)		132,857,034

Mutual Fund 2.1%
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund—Institutional Class, 0.22% (a)	2,812,738	2,812,738

Total Mutual Fund (cost $2,812,738)		2,812,738

Total Investments (cost $119,632,111) (b) — 99.8%		135,669,772

Other assets in excess of liabilities — 0.2%		257,000

NET ASSETS — 100.0%		$135,926,772

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Century NVIT Growth Fund
Assets:
Investments, at value (cost $119,632,111)	$135,669,772
Dividends receivable	141,239
Receivable for investments sold	1,361,637
Receivable for capital shares issued	250,958
Reclaims receivable	1,075
Prepaid expenses	2,870

Total Assets	137,427,551

Liabilities:
Payable for investments purchased	1,362,676
Payable for capital shares redeemed	14,368
Accrued expenses and other payables:
Investment advisory fees	63,689
Fund administration fees	9,210
Distribution fees	3,367
Administrative servicing fees	18,189
Accounting and transfer agent fees	166
Trustee fees	49
Custodian fees	707
Compliance program costs (Note 3)	118
Professional fees	12,268
Printing fees	15,972

Total Liabilities	1,500,779

Net Assets	$135,926,772

Represented by:
Capital	$148,652,982
Accumulated undistributed net investment income	387,631
Accumulated net realized losses from investment and futures contracts	(29,151,383)
Net unrealized appreciation/(depreciation) from investments	16,037,661
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(119)

Net Assets	$135,926,772

Net Assets:
Class I Shares	$97,022,922
Class II Shares	17,490,290
Class IV Shares	21,413,560

Total	$135,926,772

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,394,600
Class II Shares	1,748,533
Class IV Shares	1,411,531

Total	9,554,664

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.17
Class II Shares	$10.00
Class IV Shares	$15.17

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$993,634
Other income	34
Foreign tax withholding	(398)

Total Income	993,270

EXPENSES:
Investment advisory fees	407,060
Fund administration fees	55,756
Distribution fees Class II Shares	18,451
Administrative servicing fees Class I Shares	74,315
Administrative servicing fees Class II Shares	11,071
Administrative servicing fees Class IV Shares	16,380
Professional fees	11,794
Printing fees	12,341
Trustee fees	2,792
Custodian fees	2,455
Accounting and transfer agent fees	439
Compliance program costs (Note 3)	263
Other	3,943

Total expenses before earnings credit and fees waived	617,060

Earnings credit (Note 4)	(8)
Investment advisory fees waived (Note 3)	(10,176)

Net Expenses	606,876

NET INVESTMENT INCOME	386,394

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,208,971
Net realized gains from futures transactions (Note 2)	52,177

Net realized gains from investment and futures transactions	5,261,148

Net change in unrealized appreciation/(depreciation) from investments	7,054,880
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(24)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,054,856

Net realized/unrealized gains from investments, futures transactions, and translation of assets and liabilities denominated in foreign currencies	12,316,004

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,702,398

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$386,394	$808,937
Net realized gains from investment and futures transactions	5,261,148	7,285,362
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,054,856	(8,710,363)

Change in net assets resulting from operations	12,702,398	(616,064)

Distributions to Shareholders From:
Net investment income:
Class I	–	(584,543)
Class II	–	(59,090)
Class IV	–	(127,555)

Change in net assets from shareholder distributions	–	(771,188)

Change in net assets from capital transactions	192,366	(2,073,883)

Change in net assets	12,894,764	(3,461,135)

Net Assets:
Beginning of period	123,032,008	126,493,143

End of period	$135,926,772	$123,032,008

Accumulated undistributed net investment income at end of period	$387,631	$1,237

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,111,927	$6,615,555
Dividends reinvested	–	584,543
Cost of shares redeemed	(7,048,250)	(17,106,700)

Total Class I	(4,936,323)	(9,906,602)

Class II Shares
Proceeds from shares issued	7,223,274	10,310,839	(a)
Dividends reinvested	–	59,090	(a)
Cost of shares redeemed	(1,120,281)	(216,158	)(a)

Total Class II	6,102,993	10,153,771	(a)

Class IV Shares
Proceeds from shares issued	532,514	1,066,726
Dividends reinvested	–	127,555
Cost of shares redeemed	(1,506,818)	(3,515,333)

Total Class IV	(974,304)	(2,321,052)

Change in net assets from capital transactions	$192,366	$(2,073,883)

(a)	For period from May 3, 2011 (commencement of operations) through December 31, 2011.

2012 Semiannual Report	13

Statements of Changes in Net Assets (Continued)

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	137,732	464,161
Reinvested	–	42,048
Redeemed	(463,920)	(1,219,980)

Total Class I Shares	(326,188)	(713,771)

Class II Shares
Issued	726,833	1,148,790	(a)
Reinvested	–	6,475	(a)
Redeemed	(110,028)	(23,537	)(a)

Total Class II Shares	616,805	1,131,728	(a)

Class IV Shares
Issued	35,377	77,289
Reinvested	–	9,177
Redeemed	(99,066)	(250,157)

Total Class IV Shares	(63,689)	(163,691)

Total change in shares	226,928	254,266

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$13.76	0.04	1.37	1.41	–	–	$15.17	10.25%	$97,022,922	0.87%	0.59%	0.88%	41.16%
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$92,462,025	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%	$101,476,994	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71)%	$85,735,294	0.85%	0.33%	0.85%	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,965,942	0.86%	0.17%	0.86%	244.42%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.08	0.02	0.90	0.92	–	–	$10.00	10.13%	$17,490,290	1.11%	0.38%	1.13%	41.16%
Period Ended December 31, 2011(e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	(0.08)	$9.08	(8.41)%	$10,277,354	1.24%	0.43%	1.25%	96.07%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$13.76	0.04	1.37	1.41	–	–	$15.17	10.25%	$21,413,560	0.87%	0.59%	0.88%	41.16%
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$20,292,629	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%	$22,452,251	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72)%	$19,150,354	0.86%	0.31%	0.86%	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107,460	0.84%	0.18%	0.85%	244.42%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

16	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$132,857,034	$—	$—	$132,857,034
Mutual Fund	2,812,738	—	—	2,812,738
Total	$135,669,772	$—	$—	$135,669,772

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include for valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

18	Semiannual Report 2012

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2012, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$52,177
Total	$52,177

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

20	Semiannual Report 2012

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $10,176 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $263.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $101,766 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian Bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $55,233,059 and sales of $55,909,162 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible

22	Semiannual Report 2012

lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

9.   Federal Tax Information

As of June 30, 2012 the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$120,135,518	$17,873,339	$(2,339,085)	$15,534,254

10.   Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	23

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

24	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

26	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86

Director of

Dentsply

International, Inc.

(dental products),

Ultralife Batteries,

Inc., Albany

International

Corp. (paper

industry), Terex

Corporation

(construction

equipment), and

Minerals

Technology, Inc.

(specialty

chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	31

American Century NVIT Multi Cap Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

28	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCV (8/12)

This page intentionally left blank

Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE

FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure

2	Semiannual Report 2012

of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Century NVIT Multi Cap Value Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual	1,000.00	1,071.40	4.64	0.90
	Hypothetical[b]	1,000.00	1,020.39	4.52	0.90
Class II Shares	Actual	1,000.00	1,070.20	5.51	1.07
	Hypothetical[b]	1,000.00	1,019.54	5.37	1.07

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	American Century NVIT Multi Cap Value Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	99.4%
Mutual Fund	0.3%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	16.2%
Pharmaceuticals	8.2%
Commercial Banks	6.5%
Insurance	6.3%
Health Care Equipment & Supplies	6.2%
Capital Markets	5.5%
Industrial Conglomerates	4.9%
Electric Utilities	3.5%
Household Products	3.4%
Commercial Services & Supplies	3.2%
Other Industries	36.1%

100.0%

Top Holdings ††
Exxon Mobil Corp.	5.4%
General Electric Co.	3.2%
Total SA	2.9%
Pfizer, Inc.	2.9%
Chevron Corp.	2.8%
AT&T, Inc.	2.7%
Procter & Gamble Co. (The)	2.7%
Johnson & Johnson	2.6%
Northern Trust Corp.	2.6%
JPMorgan Chase & Co.	2.5%
Other Holdings	69.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 99.4%

	Shares	Market Value

Aerospace & Defense 1.5%
General Dynamics Corp.	41,957	$2,767,484
L-3 Communications Holdings, Inc.	16,854	1,247,364
Northrop Grumman Corp.	27,964	1,783,824

		5,798,672

Airlines 0.8%
Southwest Airlines Co.	354,373	3,267,319

Automobiles 1.9%
General Motors Co.*	91,785	1,810,000
Honda Motor Co., Ltd.	45,600	1,591,237
Toyota Motor Corp.	95,700	3,862,665

		7,263,902

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	76,734	3,357,112

Capital Markets 5.5%
Charles Schwab Corp. (The)	306,620	3,964,597
Franklin Resources, Inc.	9,785	1,086,037
Goldman Sachs Group, Inc. (The)	33,127	3,175,554
Northern Trust Corp.	212,968	9,800,787
State Street Corp.	70,006	3,125,068

		21,152,043

Commercial Banks 6.5%
Comerica, Inc.	106,589	3,273,348
Commerce Bancshares, Inc.	53,850	2,040,915
PNC Financial Services Group, Inc.	109,614	6,698,512
U.S. Bancorp	147,706	4,750,225
Wells Fargo & Co.	245,689	8,215,840

		24,978,840

Commercial Services & Supplies 3.2%
Avery Dennison Corp.	47,641	1,302,505
Republic Services, Inc.	310,213	8,208,236
Waste Management, Inc.	85,486	2,855,232

		12,365,973

Communications Equipment 1.7%
Cisco Systems, Inc.	388,846	6,676,486

Computers & Peripherals 1.7%
Hewlett-Packard Co.	192,045	3,862,025
NetApp, Inc.*	25,078	797,982
QLogic Corp.*	55,994	766,558
SanDisk Corp.*	32,861	1,198,769

		6,625,334

Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,793	377,784

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.8%
Bemis Co., Inc.	83,610	$2,620,337
Sonoco Products Co.	21,133	637,160

		3,257,497

Diversified Financial Services 2.5%
JPMorgan Chase & Co.	273,494	9,771,941

Diversified Telecommunication Services 3.1%
AT&T, Inc.	293,935	10,481,722
CenturyLink, Inc.	35,051	1,384,164

		11,865,886

Electric Utilities 3.5%
Great Plains Energy, Inc.	43,038	921,444
NV Energy, Inc.	105,035	1,846,515
Westar Energy, Inc.	207,582	6,217,081
Xcel Energy, Inc.	155,200	4,409,232

		13,394,272

Electrical Equipment 0.8%
ABB Ltd., ADR-CH*	93,680	1,528,858
Emerson Electric Co.	32,900	1,532,482

		3,061,340

Electronic Equipment, Instruments & Components 0.6%
Molex, Inc.	54,458	1,303,724
TE Connectivity Ltd.	26,622	849,508

		2,153,232

Energy Equipment & Services 0.7%
Halliburton Co.	75,446	2,141,912
Helmerich & Payne, Inc.	14,200	617,416

		2,759,328

Food & Staples Retailing 1.3%
CVS Caremark Corp.	36,822	1,720,692
Sysco Corp.	66,147	1,971,842
Wal-Mart Stores, Inc.	16,715	1,165,370

		4,857,904

Food Products 2.0%
Campbell Soup Co.	25,280	843,846
ConAgra Foods, Inc.	28,424	737,034
Kellogg Co.	19,500	961,935
Kraft Foods, Inc., Class A	113,939	4,400,324
Ralcorp Holdings, Inc.*	12,698	847,465

		7,790,604

Health Care Equipment & Supplies 6.2%
Becton, Dickinson and Co.	43,038	3,217,091
Boston Scientific Corp.*	633,049	3,589,388
CareFusion Corp.*	286,721	7,362,995

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	118,470	$4,588,343
Stryker Corp.	26,565	1,463,731
Zimmer Holdings, Inc.	59,170	3,808,181

		24,029,729

Health Care Providers & Services 2.2%
Aetna, Inc.	45,912	1,780,008
Cigna Corp.	27,591	1,214,004
LifePoint Hospitals, Inc.*	41,300	1,692,474
UnitedHealth Group, Inc.	62,321	3,645,779

		8,332,265

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	19,493	668,025
International Game Technology	101,530	1,599,098
International Speedway Corp., Class A	105,227	2,754,843
Speedway Motorsports, Inc.	125,874	2,128,529

		7,150,495

Household Durables 0.6%
Whirlpool Corp.	35,130	2,148,551

Household Products 3.3%
Clorox Co. (The)	10,396	753,294
Kimberly-Clark Corp.	20,784	1,741,076
Procter & Gamble Co. (The)	170,404	10,437,245

		12,931,615

Industrial Conglomerates 4.9%
General Electric Co.	593,758	12,373,917
Koninklijke Philips Electronics NV	206,631	4,071,805
Siemens AG REG	14,495	1,217,974
Tyco International Ltd.	21,800	1,152,130

		18,815,826

Insurance 6.3%
ACE Ltd.	11,120	824,326
Allstate Corp. (The)	104,667	3,672,765
Aon PLC	20,553	961,469
Berkshire Hathaway, Inc., Class A*	37	4,622,965
HCC Insurance Holdings, Inc.	57,888	1,817,683
Marsh & McLennan Cos., Inc.	106,482	3,431,915
MetLife, Inc.	115,672	3,568,481
Prudential Financial, Inc.	42,670	2,066,508
Torchmark Corp.	14,207	718,164
Travelers Cos., Inc. (The)	20,663	1,319,126
Unum Group	68,144	1,303,595

		24,306,997

Internet Software & Services 0.3%
Google, Inc., Class A*	1,962	1,138,097

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 1.6%
Barrick Gold Corp.	43,509	$1,634,633
Freeport-McMoRan Copper & Gold, Inc.	93,423	3,182,922
Newmont Mining Corp.	16,899	819,771
Nucor Corp.	15,936	603,974

		6,241,300

Multiline Retail 1.0%
Target Corp.	63,803	3,712,696

Multi-Utilities 1.2%
PG&E Corp.	100,608	4,554,524

Oil, Gas & Consumable Fuels 16.2%
Apache Corp.	29,749	2,614,640
BP PLC	155,663	1,039,548
BP PLC, ADR-UK	9,393	380,792
Chevron Corp.	102,621	10,826,515
EQT Corp.	24,227	1,299,294
Exxon Mobil Corp.	241,873	20,697,073
Imperial Oil Ltd.	138,218	5,782,050
Peabody Energy Corp.	57,630	1,413,088
Southwestern Energy Co.*	79,852	2,549,674
Total SA	246,793	11,107,891
Ultra Petroleum Corp.*	211,456	4,878,290

		62,588,855

Pharmaceuticals 8.2%
Eli Lilly & Co.	49,311	2,115,935
Hospira, Inc.*	32,244	1,127,895
Johnson & Johnson	147,051	9,934,766
Merck & Co., Inc.	177,792	7,422,816
Pfizer, Inc.	480,525	11,052,075

		31,653,487

Real Estate Investment Trusts (REITs) 0.1%
Weyerhaeuser Co.	24,666	551,532

Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc.	437,502	5,013,773
Marvell Technology Group Ltd.	120,061	1,354,288

		6,368,061

Software 0.4%
Oracle Corp.	50,928	1,512,561

Specialty Retail 3.1%
Lowe’s Cos., Inc.	243,593	6,927,785
Staples, Inc.	392,695	5,124,670

		12,052,455

Thrifts & Mortgage Finance 0.8%
Hudson City Bancorp, Inc.	485,924	3,095,336

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	57,314	$2,077,852

Total Common Stocks (cost $374,661,375)		384,037,703

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	1,092,169	1,092,169

Total Mutual Fund (cost $1,092,169)		1,092,169

Total Investments (cost $375,753,544) (b) — 99.7%		385,129,872

Other assets in excess of liabilities — 0.3%		1,220,561

NET ASSETS — 100.0%		$386,350,433

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

At June 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	7/31/12	(648,916)	$(1,013,289)	$(1,016,230)	$(2,941)
Canadian Dollar	UBS AG	7/31/12	(7,045,363)	(6,854,813)	(6,915,741)	(60,928)
Euro	UBS AG	7/31/12	(8,663,910)	(10,825,295)	(10,966,710)	(141,415)
Japanese Yen	Credit Suisse International	7/31/12	(313,287,075)	(3,943,198)	(3,920,891)	22,307
Swiss Franc	Credit Suisse International	7/31/12	(1,027,746)	(1,069,844)	(1,083,519)	(13,675)
Swiss Franc	Credit Suisse International	7/31/12	(29,270)	(30,856)	(30,858)	(2)

Total Short Contracts				$(23,737,295)	$(23,933,949)	$(196,654)

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value (cost $375,753,544)	$385,129,872
Foreign currencies, at value (cost $117,153)	117,153
Dividends receivable	802,253
Security lending income receivable	1,231
Receivable for investments sold	1,754,686
Receivable for capital shares issued	5,347
Reclaims receivable	75,062
Unrealized appreciation on forward foreign currency contracts (Note 2)	22,307
Prepaid expenses	5,166

Total Assets	387,913,077

Liabilities:
Payable for investments purchased	545,482
Payable for capital shares redeemed	461,910
Unrealized depreciation on forward foreign currency contracts (Note 2)	218,961
Accrued expenses and other payables:
Investment advisory fees	175,476
Fund administration fees	13,475
Distribution fees	19,799
Administrative servicing fees	76,546
Accounting and transfer agent fees	152
Trustee fees	85
Custodian fees	2,986
Compliance program costs (Note 3)	300
Professional fees	14,105
Printing fees	25,175
Recoupment fees	8,192

Total Liabilities	1,562,644

Net Assets	$386,350,433

Represented by:
Capital	$353,275,067
Accumulated undistributed net investment income	4,052,820
Accumulated net realized gains from investment, futures, forward and foreign currency transactions	19,848,431
Net unrealized appreciation/(depreciation) from investments	9,376,328
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(196,654)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(5,559)

Net Assets	$386,350,433

Net Assets:
Class I Shares	$239,976,762
Class II Shares	146,373,671

Total	$386,350,433

2012 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,999,248
Class II Shares	9,797,729

Total	25,796,977

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.00
Class II Shares	$14.94

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,451,546
Income from securities lending (Note 2)	1,231
Other income	100
Foreign tax withholding	(76,251)

Total Income	5,376,626

EXPENSES:
Investment advisory fees	1,128,004
Fund administration fees	83,307
Distribution fees Class II Shares	185,883
Administrative servicing fees Class I Shares	308,855
Administrative servicing fees Class II Shares	185,883
Professional fees	17,009
Printing fees	18,460
Trustee fees	8,064
Custodian fees	7,722
Accounting and transfer agent fees	634
Compliance program costs (Note 3)	826
Recoupment fees (Note 3)	8,192
Other	8,269

Total expenses before earnings credit and fees waived	1,961,108

Earnings credit (Note 4)	(50)
Distribution fees waived—Class II (Note 3)	(59,483)

Net Expenses	1,901,575

NET INVESTMENT INCOME	3,475,051

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,200,498
Net realized gains from futures transactions (Note 2)	292,575
Net realized gains from forward and foreign currency transactions (Note 2)	666,010

Net realized gains from investment, futures, forward and foreign currency transactions	8,159,083

Net change in unrealized appreciation/(depreciation) from investments	16,165,431
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	9,090
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(248,904)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,192)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	15,923,425

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies and foreign currency transactions	24,082,508

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,557,559

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$3,475,051	$7,417,010
Net realized gains from investment, futures, forward and foreign currency transactions	8,159,083	11,445,121
Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	15,923,425	(16,026,433)

Change in net assets resulting from operations	27,557,559	2,835,698

Distributions to Shareholders From:
Net investment income:
Class I	–	(4,288,443)
Class II	–	(2,352,561)
Net realized gains:
Class I	–	(648,598)
Class II	–	(388,222)

Change in net assets from shareholder distributions	–	(7,677,824)

Change in net assets from capital transactions	(36,945,875)	(67,497,849)

Change in net assets	(9,388,316)	(72,339,975)

Net Assets:
Beginning of period	395,738,749	468,078,724

End of period	$386,350,433	$395,738,749

Accumulated undistributed net investment income at end of period	$4,052,820	$577,769

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,131,387	$4,683,355
Dividends reinvested	–	4,937,041
Cost of shares redeemed	(24,121,889)	(66,110,482)

Total Class I	(22,990,502)	(56,490,086)

Class II Shares
Proceeds from shares issued	1,367,454	8,364,102
Dividends reinvested	–	2,740,783
Cost of shares redeemed	(15,322,827)	(22,112,648)

Total Class II	(13,955,373)	(11,007,763)

Change in net assets from capital transactions	$(36,945,875)	$(67,497,849)

14	Semiannual Report 2012

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	76,750	335,371
Reinvested	–	353,328
Redeemed	(1,626,756)	(4,644,824)

Total Class I Shares	(1,550,006)	(3,956,125)

Class II Shares
Issued	91,765	615,925
Reinvested	–	197,287
Redeemed	(1,046,210)	(1,580,081)

Total Class II Shares	(954,445)	(766,869)

Total change in shares	(2,504,451)	(4,722,994)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of period	Net Investment Income	Net Realized and Unrealized Gains (Losses) From Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$14.00	0.13	0.87	1.00	–	–	–	$15.00	7.14%	$239,976,762	0.90%	1.82%	0.90%	25.48%
Year Ended December 31, 2011(e)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%	$245,684,277	0.91%	1.80%	0.91%	61.37%
Year Ended December 31, 2010(e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$13.96	0.12	0.86	0.98	–	–	–	$14.94	7.02%	$146,373,671	1.07%	1.65%	1.15%	25.48%
Year Ended December 31, 2011(e)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%	$150,054,472	1.08%	1.64%	1.16%	61.37%
Year Ended December 31, 2010(e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares. (e) Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-ended management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,798,672	$—	$—	$5,798,672
Airlines	3,267,319	—	—	3,267,319
Automobiles	1,810,000	5,453,902	—	7,263,902
Beverages	3,357,112	—	—	3,357,112
Capital Markets	21,152,043	—	—	21,152,043
Commercial Banks	24,978,840	—	—	24,978,840
Commercial Services & Supplies	12,365,973	—	—	12,365,973
Communications Equipment	6,676,486	—	—	6,676,486
Computers & Peripherals	6,625,334	—	—	6,625,334
Construction Materials	377,784	—	—	377,784
Containers & Packaging	3,257,497	—	—	3,257,497
Diversified Financial Services	9,771,941	—	—	9,771,941
Diversified Telecommunication Services	11,865,886	—	—	11,865,886
Electric Utilities	13,394,272	—	—	13,394,272
Electrical Equipment	3,061,340	—	—	3,061,340
Electronic Equipment, Instruments & Components	2,153,232	—	—	2,153,232
Energy Equipment & Services	2,759,328	—	—	2,759,328
Food & Staples Retailing	4,857,904	—	—	4,857,904
Food Products	7,790,604	—	—	7,790,604
Health Care Equipment & Supplies	24,029,729	—	—	24,029,729
Health Care Providers & Services	8,332,265	—	—	8,332,265
Hotels, Restaurants & Leisure	7,150,495	—	—	7,150,495
Household Durables	2,148,551	—	—	2,148,551
Household Products	12,931,615	—	—	12,931,615
Industrial Conglomerates	13,526,047	5,289,779	—	18,815,826
Insurance	24,306,997	—	—	24,306,997
Internet Software & Services	1,138,097	—	—	1,138,097
Metals & Mining	6,241,300	—	—	6,241,300
Multiline Retail	3,712,696	—	—	3,712,696
Multi-Utilities	4,554,524	—	—	4,554,524
Oil, Gas & Consumable Fuels	50,441,416	12,147,439	—	62,588,855
Pharmaceuticals	31,653,487	—	—	31,653,487
Real Estate Investment Trusts (REITs)	551,532	—	—	551,532
Semiconductors & Semiconductor Equipment	6,368,061	—	—	6,368,061
Software	1,512,561	—	—	1,512,561
Specialty Retail	12,052,455	—	—	12,052,455
Thrifts & Mortgage Finance	3,095,336	—	—	3,095,336
Wireless Telecommunication Services	2,077,852	—	—	2,077,852
Total Common Stocks	$361,146,583	$22,891,120	$—	$384,037,703
Forward Foreign Currency Contracts	—	22,307	—	22,307
Mutual Fund	1,092,169	—	—	1,092,169
Total Assets	$362,238,752	$22,913,427	$—	$385,152,179
Liabilities
Forward Foreign Currency Contracts	—	(218,961)	—	(218,961)
Total Liabilities	$—	$(218,961)	$—	$(218,961)
Total	$362,238,752	$22,694,466	$—	$384,933,218

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time

20	Semiannual Report 2012

in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2012, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$22,307
Total		$22,307
Liabilities:
Forward foreign currency contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$218,961
Total		$218,961

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012:

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$292,575
Forward Foreign Currency Contracts
Currency risk	588,849
Total	$881,424

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012:

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(248,904)
Futures Contracts
Equity risk	9,090
Total	$(239,814)

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(e)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2012, the Fund held no repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

At June 30, 2012, the Fund had no portfolio securities on loan.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

22	Semiannual Report 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2013.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$21,995	$60,861	$—	$—	$82,856

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $8,192.

24	Semiannual Report 2012

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $826.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD has agreed to waive 0.08% of these fees for Class II shares of the Fund until at least April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $59,483.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $494,738 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $98,695,585 and sales of $121,808,775 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

26	Semiannual Report 2012

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$382,310,671	$25,229,823	$(22,410,622)	$2,819,201

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	27

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

28	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	29

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

30	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

32	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	33

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	35

American Funds NVIT Asset Allocation Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

16	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Funds NVIT Asset Allocation Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,076.60	3.30	0.64
	Hypothetical	[c]	1,000.00	1,021.68	3.22	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investments in Master Fund (cost $3,229,893,480)	$3,541,248,945
Cash	1,932
Receivable for capital shares issued	2,139,211
Prepaid expenses	30,749

Total Assets	3,543,420,837

Liabilities:
Payable for investments purchased	2,132,707
Payable for capital shares redeemed	6,504
Accrued expenses and other payables:
Fund administration fees	65,939
Master feeder service provider fee	280,853
Distribution fees	702,143
Administrative servicing fees	681,969
Accounting and transfer agent fees	1,181
Trustee fees	1,304
Custodian fees	16,342
Compliance program costs (Note 3)	3,618
Professional fees	13,926
Printing fees	10,785
Other	16,489
Total Liabilities	3,933,760

Net Assets	$3,539,487,077

Represented by:
Capital	$3,178,050,692
Accumulated undistributed net investment income	53,202,499
Accumulated net realized losses from investment transactions	(3,121,579)
Net unrealized appreciation from investments	311,355,465

Net Assets	$3,539,487,077

Net Assets:
Class II Shares	$3,539,487,077

Total	$3,539,487,077

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	190,655,745

Total	190,655,745

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$18.56

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$17,143,949

Total Income	17,143,949

EXPENSES:
Fund administration fees	390,151
Master feeder service provider fees	4,209,701
Distribution fees Class II Shares	4,209,701
Administrative servicing fees Class II Shares	4,209,701
Professional fees	62,453
Printing fees	24,162
Trustee fees	70,380
Custodian fees	60,044
Compliance program costs (Note 3)	6,033
Other	40,871

Total expenses before earnings credit and fees waived	13,283,197

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(2,525,845)

Net Expenses	10,757,346

NET INVESTMENT INCOME	6,386,603

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(329,675)
Net change in unrealized appreciation from investments	230,290,932

Net realized/unrealized gains from investments	229,961,257

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$236,347,860

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$6,386,603	$46,846,848
Net realized losses from investment transactions	(329,675)	(524,147)
Net change in unrealized appreciation/(depreciation) from investments	230,290,932	(31,112,867)

Change in net assets resulting from operations	236,347,860	15,209,834

Distributions to Shareholders From:
Net investment income:
Class II	—	(32,137,927)

Change in net assets from shareholder distributions	—	(32,137,927)

Change in net assets from capital transactions	251,548,325	882,009,300

Change in net assets	487,896,185	865,081,207

Net Assets:
Beginning of period	3,051,590,892	2,186,509,685

End of period	$3,539,487,077	$3,051,590,892

Accumulated undistributed net investment income at end of period	$53,202,499	$46,815,896

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$279,803,860	$875,697,728
Dividends reinvested	—	32,137,927
Cost of shares redeemed	(28,255,535)	(25,826,355)

Total Class II	251,548,325	882,009,300

Change in net assets from capital transactions	$251,548,325	$882,009,300

SHARE TRANSACTIONS:
Class II Shares
Issued	15,209,853	50,350,038
Reinvested	—	1,826,962
Redeemed	(1,541,028)	(1,474,875)

Total Class II Shares	13,668,825	50,702,125

Total change in shares	13,668,825	50,702,125

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(f)	$17.24	0.03	1.29	1.32	—	—	—	$18.56	7.66%	$3,539,487,077	0.64%	0.38%	0.79%	31.00%
Year Ended December 31, 2011(f)	$17.31	0.31	(0.14)	0.17	(0.24)	—	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%	0.79%	43.00%
Year Ended December 31, 2010(f)	$15.68	0.31	1.55	1.86	(0.23)	—	(0.23)	$17.31	12.02%	$2,186,509,685	0.65%	1.95%	0.80%	46.00%
Year Ended December 31, 2009(f)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77)%	$652,685,811	0.70%	2.81%	0.85%	36.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,245,924	0.63%	2.88%	0.78%	29.00%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and investment strategies as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2012 was 30.00%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2012 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$3,541,248,945	$—	$—	$3,541,248,945
Total	$3,541,248,945	$—	$—	$3,541,248,945

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

12	Semiannual Report 2012

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2013.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $6,033.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $4,209,700 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

14	Semiannual Report 2012

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,233,083,703	$308,165,242	$(—)	$308,165,242

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	15

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

16	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	17

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

18	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	19

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20	Semiannual Report 2012

American Funds NVIT Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

16	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Funds NVIT Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,028.90	3.23	0.64
	Hypothetical	[c]	1,000.00	1,021.68	3.22	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investments in Master Fund (cost $1,136,848,255)	$1,202,734,185
Cash	2,001
Receivable for capital shares issued	1,207,802
Prepaid expenses	11,013

Total Assets	1,203,955,001

Liabilities:
Payable for investments purchased	1,201,109
Payable for capital shares redeemed	6,692
Accrued expenses and other payables:
Fund administration fees	25,111
Master feeder service provider fee	97,777
Distribution fees	244,445
Administrative servicing fees	237,817
Accounting and transfer agent fees	1,761
Trustee fees	445
Custodian fees	6,553
Compliance program costs (Note 3)	1,102
Professional fees	9,449
Printing fees	13,388
Other	5,965

Total Liabilities	1,851,614

Net Assets	$1,202,103,387

Represented by:
Capital	$1,121,279,272
Accumulated undistributed net investment income	29,593,063
Accumulated net realized losses from investment transactions	(14,654,878)
Net unrealized appreciation from investments	65,885,930

Net Assets	$1,202,103,387

Net Assets:
Class II Shares	$1,202,103,387

Total	$1,202,103,387

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	102,243,744

Total	102,243,744

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.76

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$6,129,039

Total Income	6,129,039

EXPENSES:
Fund administration fees	144,462
Master feeder service provider fees	1,416,158
Distribution fees Class II Shares	1,416,158
Administrative servicing fees Class II Shares	1,416,158
Professional fees	25,033
Printing fees	18,722
Trustee fees	23,387
Custodian fees	20,282
Compliance program costs (Note 3)	2,136
Other	15,343

Total expenses before earnings credit and fees waived	4,497,839

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(849,703)

Net Expenses	3,648,130

NET INVESTMENT INCOME	2,480,909

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	843
Net change in unrealized appreciation from investments	29,187,337

Net realized/unrealized gains from investments	29,188,180

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$31,669,089

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,480,909	$27,122,098
Net realized gains/(losses) from investment transactions	843	(1,824,916)
Net change in unrealized appreciation from investments	29,187,337	28,916,277

Change in net assets resulting from operations	31,669,089	54,213,459

Distributions to Shareholders From:
Net investment income:
Class II	—	(20,438,104)

Change in net assets from shareholder distributions	—	(20,438,104)

Change in net assets from capital transactions	113,872,031	214,742,796

Change in net assets	145,541,120	248,518,151

Net Assets:
Beginning of period	1,056,562,267	808,044,116

End of period	$1,202,103,387	$1,056,562,267

Accumulated undistributed net investment income at end of period	$29,593,063	$27,112,154

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$119,566,904	$268,872,610
Dividends reinvested	—	20,438,104
Cost of shares redeemed	(5,694,873)	(74,567,918)

Total Class II	113,872,031	214,742,796

Change in net assets from capital transactions	$113,872,031	$214,742,796

SHARE TRANSACTIONS:
Class II Shares
Issued	10,317,000	24,133,460
Reinvested	—	1,870,958
Redeemed	(489,442)	(6,635,958)

Total Class II Shares	9,827,558	19,368,460

Total change in shares	9,827,558	19,368,460

Amounts designated “—” are zero as or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the period indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Investment Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(f)	$11.43	0.03	0.30	0.33	–	–	–	$11.76	2.89%		$1,202,103,387	0.64%	0.44%	0.79%	134.00%
Year Ended December 31, 2011(f)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%		$1,056,562,267	0.64%	2.80%	0.79%	163.00%
Year Ended December 31, 2010(f)	$10.65	0.33	0.30	0.63	(0.22)	–	(0.22)	$11.06	5.99%		$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009(f)	$9.53	0.33	0.82	1.15	(0.03)	–	(0.03)	$10.65	12.15%		$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	(0.58)	$9.53	(9.87%	)	$344,883,394	0.71%	6.79%	0.86%	63.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	(0.84)	$11.22	2.98%		$176,954,744	0.63%	10.21%	0.78%	57.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and investment strategies as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2012 was 13.26%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investment in the Master Fund in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2012 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,202,734,185	$—	$—	$1,202,734,185
Total	$1,202,734,185	$—	$—	$1,202,734,185

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

12	Semiannual Report 2012

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2013.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,136.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $1,416,158 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

14	Semiannual Report 2012

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,151,325,438	$51,408,747	$(—)	$51,408,747

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	15

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

16	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	17

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

18	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]

Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	19

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20	Semiannual Report 2012

American Funds NVIT Global Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

16	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Funds NVIT Global Growth Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,087.20	3.58	0.69
	Hypothetical	[c]	1,000.00	1,021.43	3.47	0.69

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investments in Master Fund (cost $152,011,138)	$156,768,355
Cash	2,001
Receivable for capital shares issued	703,782
Prepaid expenses	3,068

Total Assets	157,477,206

Liabilities:
Payable for investments purchased	669,537
Payable for capital shares redeemed	34,245
Accrued expenses and other payables:
Fund administration fees	6,054
Master feeder service provider fee	12,322
Distribution fees	30,805
Administrative servicing fees	31,868
Accounting and transfer agent fees	1,134
Trustee fees	54
Custodian fees	907
Compliance program costs (Note 3)	128
Professional fees	5,915
Printing fees	10,308
Other	810

Total Liabilities	804,087

Net Assets	$156,673,119

Represented by:
Capital	$163,113,710
Accumulated undistributed net investment income	968,768
Accumulated net realized losses from investment transactions	(12,166,576)
Net unrealized appreciation from investments	4,757,217

Net Assets	$156,673,119

Net Assets:
Class II Shares	$156,673,119

Total	$156,673,119

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,343,683

Total	7,343,683

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$21.33

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$88,477

Total Income	88,477

EXPENSES:
Fund administration fees	37,180
Master feeder service provider fees	196,410
Distribution fees Class II Shares	196,410
Administrative servicing fees Class II Shares	196,410
Professional fees	8,444
Printing fees	13,060
Trustee fees	3,198
Custodian fees	2,971
Compliance program costs (Note 3)	315
Other	3,853

Total expenses before earnings credit and fees waived	658,251

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(117,847)

Net Expenses	540,398

NET INVESTMENT LOSS	(451,921)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,427,163)
Net change in unrealized appreciation from investments	14,962,432

Net realized/unrealized gains from investments	13,535,269

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,083,348

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(451,921)	$1,420,900
Net realized losses from investment transactions	(1,427,163)	(2,784,637)
Net change in unrealized appreciation/(depreciation) from investments	14,962,432	(12,484,152)

Change in net assets resulting from operations	13,083,348	(13,847,889)

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,460,045)

Change in net assets from shareholder distributions	–	(1,460,045)

Change in net assets from capital transactions	(4,296,445)	9,490,058

Change in net assets	8,786,903	(5,817,876)

Net Assets:
Beginning of period	147,886,216	153,704,092

End of period	$156,673,119	$147,886,216

Accumulated undistributed net investment income at end of period	$968,768	$1,420,689

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,399,960	$34,938,927
Dividends reinvested	–	1,460,045
Cost of shares redeemed	(11,696,405)	(26,908,914)

Total Class II	(4,296,445)	9,490,058

Change in net assets from capital transactions	$(4,296,445)	$9,490,058

SHARE TRANSACTIONS:
Class II Shares
Issued	348,884	1,667,417
Reinvested	–	66,196
Redeemed	(541,186)	(1,239,042)

Total Class II Shares	(192,302)	494,571

Total change in shares	(192,302)	494,571

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(f)	$19.62	(0.06)	1.77	1.71	–	–	–	$21.33	8.72%	$156,673,119	0.69%	(0.58)%	0.84%	7.00%
Year Ended December 31, 2011(f)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31)%	$147,886,216	0.69%	0.91%	0.84%	28.00%
Year Ended December 31, 2010(f)	$19.77	0.21	2.01	2.22	(0.16)	–	(0.16)	$21.83	11.30%	$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009(f)	$14.94	0.18	5.97	6.15	–	(1.32)	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	(1.27)	$14.94	(38.64)%	$79,293,777	0.68%	1.51%	0.86%	38.00%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and investment strategies as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2012 was 3.17%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2012 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in the Master Fund	$156,768,355	$—	$—	$156,768,355
Total	$156,768,355	$—	$—	$156,768,355

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determined whether it is more

12	Semiannual Report 2012

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2013.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s portion of such costs amounted to $315.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $196,410 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

14	Semiannual Report 2012

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$163,448,915	$—	$(6,680,560)	$(6,680,560)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	15

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

16	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	17

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

18	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	19

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20	Semiannual Report 2012

American Funds NVIT Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

16	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Funds NVIT Growth Fund		Beginning Account Value ($) 01/01/12	Ending Account Value ($) 6/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,079.60	3.46	0.67
	Hypothetical[c]	1,000.00	1,021.53	3.37	0.67

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investments in Master Fund (cost $252,279,552)	$265,638,359
Cash	2,001
Receivable for investments sold	40,193
Receivable for capital shares issued	4,253
Prepaid expenses	3,964

Total Assets	265,688,770

Liabilities:
Payable for capital shares redeemed	44,446
Accrued expenses and other payables:
Fund administration fees	8,065
Master feeder service provider fee	21,341
Distribution fees	53,353
Administrative servicing fees	57,750
Accounting and transfer agent fees	1,478
Trustee fees	96
Custodian fees	1,602
Compliance program costs (Note 3)	242
Professional fees	6,415
Printing fees	10,831
Other	1,181

Total Liabilities	206,800

Net Assets	$265,481,970

Represented by:
Capital	$286,151,656
Accumulated undistributed net investment income	513,888
Accumulated net realized losses from investment transactions	(34,542,381)
Net unrealized appreciation from investments	13,358,807

Net Assets	$265,481,970

Net Assets:
Class II Shares	$265,481,970

Total	$265,481,970

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	4,764,454

Total	4,764,454

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$55.72

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$820,121

Total Income	820,121

EXPENSES:
Fund administration fees	49,940
Master feeder service provider fees	341,551
Distribution fees Class II Shares	341,551
Administrative servicing fees Class II Shares	341,551
Professional fees	10,517
Printing fees	16,618
Trustee fees	5,605
Custodian fees	5,168
Compliance program costs (Note 3)	536
Other	5,345

Total expenses before earnings credit and fees waived	1,118,382

Earnings Credit (Note 4)	(9)
Master feeder service provider fees waived (Note 3)	(204,933)

Net Expenses	913,440

NET INVESTMENT LOSS	(93,319)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,560,699)
Net change in unrealized appreciation from investments	24,509,349

Net realized/unrealized gains from investments	20,948,650

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,855,331

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(93,319)	$607,326
Net realized losses from investment transactions	(3,560,699)	(4,970,558)
Net change in unrealized appreciation/(depreciation) from investments	24,509,349	(7,847,241)

Change in net assets resulting from operations	20,855,331	(12,210,473)

Distributions to Shareholders From:
Net investment income:
Class II	–	(700,786)

Change in net assets from shareholder distributions	–	(700,786)

Change in net assets from capital transactions	(14,383,544)	17,195,723

Change in net assets	6,471,787	4,284,464

Net Assets:
Beginning of period	259,010,183	254,725,719

End of period	$265,481,970	$259,010,183

Accumulated undistributed net investment income at end of period	$513,888	$607,207

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,887,088	$43,266,155
Dividends reinvested	–	700,786
Cost of shares redeemed	(22,270,632)	(26,771,218)

Total Class II	(14,383,544)	17,195,723

Change in net assets from capital transactions	$(14,383,544)	$17,195,723

SHARE TRANSACTIONS:
Class II Shares
Issued	139,582	805,662
Reinvested	–	12,699
Redeemed	(393,796)	(491,290)

Total Class II Shares	(254,214)	327,071

Total change in shares	(254,214)	327,071

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(f)	$51.61	(0.02)	4.13	4.11	–	–	–	$55.72	7.96%		$265,481,970	0.67%	(0.07%	)	0.82%	9.00%
Year Ended December 31, 2011(f)	$54.29	0.12	(2.66)	(2.54)	(0.14)	–	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%		0.81%	19.00%
Year Ended December 31, 2010(f)	$46.01	0.16	8.20	8.36	(0.08)	–	(0.08)	$54.29	18.19%		$254,725,719	0.68%	0.33%		0.83%	28.00%
Year Ended December 31, 2009(f)	$36.95	0.10	13.97	14.07	–	(5.01)	(5.01)	$46.01	38.78%		$198,323,289	0.72%	0.23%		0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21%	)	$134,739,431	0.70%	0.53%		0.88%	26.00%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%		$180,998,045	0.65%	0.68%		0.80%	40.00%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and investment strategies as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2012 was 1.10%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2012 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$265,638,359	$—	$—	$265,638,359
Total	$265,638,359	$—	$—	$265,638,359

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

12	Semiannual Report 2012

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2013.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $536.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $341,551 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

14	Semiannual Report 2012

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$276,374,300	$—	$(10,735,941)	$(10,735,941)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	15

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

16	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	17

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

18	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	19

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20	Semiannual Report 2012

American Funds NVIT Growth-Income Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

16	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on

Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter

2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade

4	Semiannual Report 2012

credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

American Funds NVIT Growth-Income Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,082.60	3.31	0.64
	Hypothetical	[c]	1,000.00	1,021.68	3.22	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

American Funds NVIT Growth- Income Fund
Assets:
Investments in Master Fund (cost $1,015,052,751)	$1,163,285,198
Cash	2,001
Receivable for capital shares issued	1,588,076
Prepaid expenses	11,365

Total Assets	1,164,886,640

Liabilities:
Payable for investments purchased	1,584,297
Payable for capital shares redeemed	3,779
Accrued expenses and other payables:
Fund administration fees	23,778
Master feeder service provider fee	91,799
Distribution fees	229,500
Administrative servicing fees	214,761
Accounting and transfer agent fees	1,250
Trustee fees	420
Custodian fees	5,521
Compliance program costs (Note 3)	1,186
Professional fees	8,397
Printing fees	15,590
Other	6,055

Total Liabilities	2,186,333

Net Assets	$1,162,700,307

Represented by:
Capital	$1,031,006,612
Accumulated undistributed net investment income	13,070,451
Accumulated net realized losses from investment transactions	(29,609,203)
Net unrealized appreciation from investments	148,232,447

Net Assets	$1,162,700,307

Net Assets:
Class II Shares	$1,162,700,307

Total	$1,162,700,307

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	30,085,968

Total	30,085,968

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$38.65

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

American Funds NVIT Growth- Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$4,003,260

Total Income	4,003,260

EXPENSES:
Fund administration fees	142,663
Master feeder service provider fees	1,395,821
Distribution fees Class II Shares	1,395,821
Administrative servicing fees Class II Shares	1,395,821
Professional fees	24,723
Printing fees	16,229
Trustee fees	23,327
Custodian fees	20,159
Compliance program costs (Note 3)	2,007
Other	15,050

Total expenses before earnings credit and fees waived	4,431,621

Earnings credit (Note 4)	(24)
Master feeder service provider fees waived (Note 3)	(837,501)

Net Expenses	3,594,096

NET INVESTMENT INCOME	409,164

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,275,408)
Net change in unrealized appreciation from investments	86,759,237

Net realized/unrealized gains from investments	84,483,829

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$84,892,993

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$409,164	$12,670,046
Net realized losses from investment transactions	(2,275,408)	(5,655,867)
Net change in unrealized appreciation/(depreciation) from investments	86,759,237	(27,067,148)

Change in net assets resulting from operations	84,892,993	(20,052,969)

Distributions to Shareholders From:
Net investment income:
Class II	–	(8,182,418)

Change in net assets from shareholder distributions	–	(8,182,418)

Change in net assets from capital transactions	53,705,320	242,725,837

Change in net assets	138,598,313	214,490,450

Net Assets:
Beginning of period	1,024,101,994	809,611,544

End of period	$1,162,700,307	$1,024,101,994

Accumulated undistributed net investment income at end of period	$13,070,451	$12,661,287

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$73,097,244	$267,825,966
Dividends reinvested	–	8,182,418
Cost of shares redeemed	(19,391,924)	(33,282,547)

Total Class II	53,705,320	242,725,837

Change in net assets from capital transactions	$53,705,320	$242,725,837

SHARE TRANSACTIONS:
Class II Shares
Issued	1,912,910	7,396,439
Reinvested	–	219,457
Redeemed	(510,149)	(889,232)

Total Class II Shares	1,402,761	6,726,664

Total change in shares	1,402,761	6,726,664

Amounts designated as “—“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(f)	$35.70	0.01	2.94	2.95	—	—	—	$38.65	8.26%		$1,162,700,307	0.64%	0.07%	0.79%	14.00%
Year Ended December 31, 2011(f)	$36.87	0.52	(1.33)	(0.81)	(0.36)	—	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%	0.79%	22.00%
Year Ended December 31, 2010(f)	$33.53	0.45	3.21	3.66	(0.32)	—	(0.32)	$36.87	10.97%		$809,611,544	0.66%	1.34%	0.81%	22.00%
Year Ended December 31, 2009(f)	$26.25	0.40	7.61	8.01	—	(0.73)	(0.73)	$33.53	30.69%		$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06%	)	$235,910,310	0.64%	2.61%	0.79%	31.00%
Period Ended December 31, 2007(g)	$44.86	0.62	(1.30)	(0.68)	(0.62)	—	(0.62)	$43.56	(1.54%	)	$87,530,963	0.68%	4.48%	0.83%	24.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and investment strategies as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2012 was 4.96%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2012 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,163,285,198	$—	$—	$1,163,285,198
Total	$1,163,285,198	$—	$—	$1,163,285,198

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

12	Semiannual Report 2012

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2013.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,007.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $1,395,821 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

14	Semiannual Report 2012

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report of the Master Fund’s principal risks of investment.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,044,661,954	$118,623,244	$(—)	$118,623,244

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	15

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

16	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	17

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

18	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	19

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20	Semiannual Report 2012

Federated NVIT High Income Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

27	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

Federated NVIT High Income Bond Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,074.90	4.69	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91
Class III Shares	Actual		1,000.00	1,075.00	4.69	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	Federated NVIT High Income Bond Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Corporate Bonds	97.0%
Mutual Fund	1.3%
Common Stocks	0.1%
Warrants	0.1%
Other assets in excess of liabilities	1.5%

100.0%

Top Industries ††
Technology	17.4%
Media — Non-Cable	8.7%
Energy	8.6%
Healthcare	8.5%
Automotive	6.0%
Packaging	4.4%
Industrial — Other	4.3%
Gaming	4.0%
Food & Beverage	3.6%
Retailers	3.6%
Other Industries	30.9%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund — Institutional Class	1.3%
First Data Corp., 8.75%, 01/15/22	1.0%
Sealy Mattress Co., 8.25%, 06/15/14	1.0%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1.0%
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17	1.0%
DineEquity, Inc., 9.50%, 10/30/18	0.9%
Multiplan, Inc., 9.88%, 09/01/18	0.9%
Lawson Software, Inc., 11.50%, 07/15/18	0.9%
Needle Merger Sub Corp., 8.13%, 03/15/19	0.9%
Reynolds Group Issuer, Inc., 8.50%, 02/15/21	0.9%
Other Holdings	90.2%

100.0%

† Percentages	indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 97.0%

	Principal Amount	Market Value

Aerospace / Defense 1.5%
Altegrity, Inc.,
11.75%, 05/01/16 (a)(c)	$475,000	$418,000
Mantech International Corp.,
7.25%, 04/15/18	250,000	262,500
Sequa Corp.
11.75%, 12/01/15 (c)	650,000	685,750
13.50%, 12/01/15 (c)	457,638	485,096
TransDigm, Inc.,
7.75%, 12/15/18	1,100,000	1,207,250

		3,058,596

Automotive 5.7%
Affinia Group Holdings, Inc.,
9.00%, 11/30/14	700,000	706,125
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.25%, 06/15/21	1,150,000	1,181,625
Exide Technologies,
8.63%, 02/01/18	1,875,000	1,478,906
IDQ Holdings, Inc.,
11.50%, 04/01/17 (c)	525,000	546,000
International Automotive Components Group SL,
9.13%, 06/01/18 (c)	1,525,000	1,391,562
Jaguar Land Rover PLC
7.75%, 05/15/18 (c)	100,000	103,000
8.13%, 05/15/21 (c)	925,000	955,063
Motors Liquidation Co.,
7.40%, 09/01/25* (a)(b)	2,500,000	0
Pittsburgh Glass Works LLC,
8.50%, 04/15/16 (c)	1,425,000	1,311,000
Schaeffler Finance BV
7.75%, 02/15/17 (c)	450,000	469,125
8.50%, 02/15/19 (c)	700,000	747,250
Tenneco, Inc.,
7.75%, 08/15/18	275,000	298,375
Tomkins LLC/Tomkins, Inc.,
9.00%, 10/01/18	630,000	700,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.63%, 09/01/17 (c)	650,000	689,000
UCI International, Inc.,
8.63%, 02/15/19	1,000,000	1,006,250

		11,584,156

Building Materials 3.4%
Anixter, Inc.,
5.63%, 05/01/19	225,000	232,312
Building Materials Corp. of America,
7.50%, 03/15/20 (c)	250,000	271,250
Interline Brands, Inc.,
7.00%, 11/15/18	725,000	754,000
Masonite International Corp.,
8.25%, 04/15/21 (c)	1,050,000	1,081,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
Norcraft Cos. LP,
10.50%, 12/15/15	$875,000	$866,250
Nortek, Inc.,
8.50%, 04/15/21	1,100,000	1,075,250
Ply Gem Industries, Inc.,
8.25%, 02/15/18	1,075,000	1,053,500
Rexel SA,
6.13%, 12/15/19 (c)	1,050,000	1,057,875
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
10.00%, 06/01/20 (c)	425,000	444,125

		6,836,062

Chemicals 2.9%
Compass Minerals International, Inc.,
8.00%, 06/01/19	350,000	374,938
Ferro Corp.,
7.88%, 08/15/18	1,175,000	1,145,625
Hexion US Finance Corp.,
9.00%, 11/15/20	500,000	431,250
Huntsman International LLC,
8.63%, 03/15/21	575,000	648,312
Koppers, Inc.,
7.88%, 12/01/19	350,000	377,125
Momentive Performance Materials, Inc.,
9.00%, 01/15/21	750,000	568,125
Omnova Solutions, Inc.,
7.88%, 11/01/18	1,100,000	1,102,750
OXEA Finance & Cy SCA Reg S,
9.50%, 07/15/17 (c)	806,000	856,375
Union Carbide Corp.,
7.88%, 04/01/23	225,000	278,011

		5,782,511

Construction Machinery 0.5%
RSC Equipment Rental, Inc.
10.25%, 11/15/19	500,000	562,500
8.25%, 02/01/21	150,000	159,750
UR Financing Escrow Corp.
5.75%, 07/15/18 (c)	75,000	78,000
7.38%, 05/15/20 (c)	75,000	78,375
7.63%, 04/15/22 (c)	75,000	78,563

		957,188

Consumer Products 3.4%
FGI Operating Co. LLC/FGI Finance, Inc.,
7.88%, 05/01/20 (c)	800,000	834,000
Libbey Glass, Inc.,
6.88%, 05/15/20 (c)	500,000	513,750
Prestige Brands, Inc.
8.25%, 04/01/18	900,000	985,500
8.13%, 02/01/20 (c)	175,000	192,063

8	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products (continued)
Sealy Mattress Co.,
8.25%, 06/15/14	$1,975,000	$1,950,312
ServiceMaster Co.
7.10%, 03/01/18	300,000	279,750
8.00%, 02/15/20	725,000	789,344
7.45%, 08/15/27	175,000	145,250
Visant Corp.,
10.00%, 10/01/17	1,150,000	1,141,375

		6,831,344

Energy 8.4%
ATP Oil & Gas Corp.,
11.88%, 05/01/15	800,000	372,000
Basic Energy Services, Inc.
7.13%, 04/15/16	950,000	938,125
7.75%, 02/15/19	100,000	96,000
Berry Petroleum Co.
6.75%, 11/01/20	150,000	156,750
6.38%, 09/15/22	300,000	309,750
Chaparral Energy, Inc.,
9.88%, 10/01/20	1,175,000	1,305,719
Chesapeake Energy Corp.,
6.63%, 08/15/20	325,000	321,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22	400,000	392,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19 (c)	675,000	607,500
Cie Generale de Geophysique — Veritas
7.75%, 05/15/17	650,000	672,750
6.50%, 06/01/21	650,000	650,000
Comstock Resources, Inc.,
7.75%, 04/01/19	600,000	552,000
Concho Resources, Inc.,
7.00%, 01/15/21	550,000	588,500
Energy XXI Gulf Coast, Inc.
9.25%, 12/15/17	475,000	508,250
7.75%, 06/15/19	225,000	227,250
EP Energy LLC/EP Energy Finance, Inc.
6.88%, 05/01/19 (c)	250,000	261,250
9.38%, 05/01/20 (c)	1,025,000	1,062,156
Forbes Energy Services Ltd.,
9.00%, 06/15/19	950,000	897,750
Forest Oil Corp.,
7.25%, 06/15/19	775,000	711,063
Halcon Resources Corp.,
9.75%, 07/15/20 (c)	200,000	197,292
Laredo Petroleum, Inc.,
7.38%, 05/01/22 (c)	200,000	208,000
Lone Pine Resources (Canada) Ltd.,
10.38%, 02/15/17 (c)	275,000	259,188

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy (continued)
Oasis Petroleum, Inc.,
6.50%, 11/01/21	$800,000	$792,000
PHI, Inc.,
8.63%, 10/15/18	850,000	858,500
Plains Exploration & Production Co.
6.13%, 06/15/19	300,000	301,500
6.75%, 02/01/22	675,000	688,500
SandRidge Energy, Inc.,
8.13%, 10/15/22 (c)	600,000	606,000
SESI LLC,
7.13%, 12/15/21 (c)	825,000	897,187
SM Energy Co.,
6.50%, 11/15/21	25,000	25,437
Vanguard Natural Resources LLC/VNR Finance Corp.,
7.88%, 04/01/20	750,000	750,000
W&T Offshore, Inc.,
8.50%, 06/15/19	875,000	903,438

		17,117,605

Entertainment 0.4%
Cinemark USA, Inc.,
7.38%, 06/15/21	825,000	895,125
HRP Myrtle Beach Operations LLC,
0.00%, 04/01/12* (a)(b)(c)(d)(e)(f)	675,000	0

		895,125

Financial Institutions 2.5%
Ally Financial, Inc.
5.50%, 02/15/17	1,450,000	1,472,824
7.50%, 09/15/20	350,000	393,313
8.00%, 11/01/31	550,000	644,875
CIT Group, Inc.,
5.25%, 03/15/18	400,000	413,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.63%, 03/15/20 (c)	250,000	260,625
5.88%, 03/15/22 (c)	350,000	365,750
Nuveen Investments, Inc.,
10.50%, 11/15/15	1,500,000	1,522,500

		5,072,887

Food & Beverage 3.6%
ARAMARK Holdings Corp.,
8.63%, 05/01/16 (c)	200,000	204,752
Dean Foods Co.,
9.75%, 12/15/18	1,275,000	1,421,625
Del Monte Corp.,
7.63%, 02/15/19	1,550,000	1,563,563
Michael Foods, Inc.,
9.75%, 07/15/18	1,450,000	1,591,375
Pinnacle Foods Finance LLC,
8.25%, 09/01/17	875,000	925,312

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Beverage (continued)
US Foodservice,
8.50%, 06/30/19 (c)	$1,500,000	$1,522,500

		7,229,127

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity,
10.38%, 09/15/07* (a)(d)(e)	100,000	0

Gaming 4.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp.,
9.00%, 05/15/18 (c)	1,000,000	1,000,000
Caesars Entertainment Operating Co., Inc.,
11.25%, 06/01/17	1,750,000	1,909,687
Chester Downs & Marina LLC,
9.25%, 02/01/20 (c)	100,000	104,250
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	1,125,000	1,116,563
MGM Mirage, Inc.
8.63%, 02/01/19 (c)	700,000	749,000
7.75%, 03/15/22	875,000	903,437
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
9.50%, 06/15/19 (c)	325,000	337,594
Seminole Indian Tribe of Florida,
7.80%, 10/01/20 (c)	900,000	892,449
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
8.63%, 04/15/16 (c)	975,000	1,028,625

		8,041,605

Healthcare 8.3%
Biomet, Inc.,
11.63%, 10/15/17	525,000	566,344
CRC Health Corp.,
10.75%, 02/01/16 (a)	800,000	704,000
DJO Finance LLC/DJO Finance Corp.
9.75%, 10/15/17	275,000	196,625
8.75%, 03/15/18 (c)	225,000	229,500
7.75%, 04/15/18	1,050,000	866,250
Emergency Medical Services Corp.,
8.13%, 06/01/19	1,200,000	1,252,500
Grifols, Inc.,
8.25%, 02/01/18	775,000	831,187
HCA Holdings, Inc.,
7.75%, 05/15/21	675,000	723,937
HCA, Inc.
5.88%, 03/15/22	1,000,000	1,045,000
7.50%, 11/06/33	650,000	609,375
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 05/15/19	1,150,000	1,138,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
inVentiv Health, Inc.,
10.00%, 08/15/18 (c)	$700,000	$602,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19 (c)	1,100,000	1,203,125
Multiplan, Inc.,
9.88%, 09/01/18 (c)	1,675,000	1,834,125
Omnicare, Inc.,
7.75%, 06/01/20	1,175,000	1,280,750
Physiotherapy Associates Holdings, Inc.,
11.88%, 05/01/19 (c)	300,000	303,750
PSS World Medical, Inc.,
6.38%, 03/01/22 (c)	175,000	179,375
Truven Health Analytics, Inc.,
10.63%, 06/01/20 (c)	575,000	598,000
Universal Hospital Services, Inc.
4.11%, 06/01/15 (f)	375,000	356,250
8.50%, 06/01/15	775,000	790,016
USPI Finance Corp.,
9.00%, 04/01/20 (c)	500,000	530,000
Vanguard Health Holding LLC,
8.00%, 02/01/18	475,000	485,688
VWR Funding, Inc., Series B,
10.25%, 07/15/15 (f)	577,656	594,986

		16,921,283

Industrial — Other 4.3%
American Tire Distributors, Inc.,
9.75%, 06/01/17	275,000	292,875
Amsted Industries, Inc.,
8.13%, 03/15/18 (c)	625,000	660,938
Atkore International, Inc.,
9.88%, 01/01/18	275,000	266,750
Cleaver-Brooks, Inc.,
12.25%, 05/01/16 (c)	950,000	1,009,375
Dynacast International LLC/Dynacast Finance, Inc.,
9.25%, 07/15/19 (c)	900,000	933,750
Hillman Group, Inc.,
10.88%, 06/01/18	1,125,000	1,189,687
J.B. Poindexter & Co., Inc.,
9.00%, 04/01/22 (c)	875,000	875,000
Knowledge Learning Corp.,
7.75%, 02/01/15 (c)	975,000	784,875
Maxim Crane Works LP,
12.25%, 04/15/15 (c)	600,000	591,000
Mcron Finance Sub LLC/Mcron Finance Corp.,
8.38%, 05/15/19 (c)	350,000	346,500
MMI International Ltd.,
8.00%, 03/01/17 (c)	250,000	257,500
Mueller Water Products, Inc.
7.38%, 06/01/17	625,000	625,000
8.75%, 09/01/20	257,000	285,270

10	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial — Other (continued)
Thermon Industries, Inc.,
9.50%, 05/01/17	$467,000	$513,700

		8,632,220

Lodging 0.1%
Choice Hotels International, Inc.,
5.75%, 07/01/22	125,000	130,698

Media — Cable 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	975,000	1,062,750
6.63%, 01/31/22	600,000	642,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17 (c)	200,000	215,500
DISH DBS Corp.
4.63%, 07/15/17 (c)	200,000	200,250
5.88%, 07/15/22 (c)	400,000	404,000

		2,524,500

Media — Non-Cable 8.6%
AMC Networks, Inc.,
7.75%, 07/15/21 (c)	925,000	1,019,813
Clear Channel Communications, Inc.,
9.00%, 03/01/21	1,400,000	1,218,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	125,000	135,938
7.63%, 03/15/20 (c)	200,000	191,500
7.63%, 03/15/20 (c)	1,375,000	1,344,062
Crown Media Holdings, Inc.,
10.50%, 07/15/19	1,275,000	1,377,000
Cumulus Media Holdings, Inc.,
7.75%, 05/01/19	1,025,000	966,063
Entercom Radio LLC,
10.50%, 12/01/19	1,025,000	1,101,875
Entravision Communications Corp.,
8.75%, 08/01/17	948,000	1,004,880
Fox Acquisition Sub LLC,
13.38%, 07/15/16 (c)	1,025,000	1,096,750
Idearc Litigation Trusts
8.00%, 11/15/16* (a)	1,375,000	30,937
Intelsat Jackson Holdings SA
11.25%, 06/15/16	1,232,000	1,290,520
7.50%, 04/01/21	350,000	370,125
Intelsat Luxembourg SA,
11.50%, 02/04/17	425,000	438,812
Lamar Media Corp.,
5.88%, 02/01/22 (c)	275,000	281,875
Nexstar Broadcasting, Inc.
7.00%, 01/15/14	45,000	44,381
Series 1, 7.00%, 01/15/14	923,695	910,994

Corporate Bonds (continued)

	Principal Amount	Market Value

Media — Non-Cable (continued)
Nielsen Finance LLC/Nielsen Finance Co.,
7.75%, 10/15/18	$275,000	$304,563
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18 (c)	675,000	600,750
SGS International, Inc.,
12.00%, 12/15/13	1,393,000	1,393,000
SSI Invest II,
11.13%, 06/01/18	1,325,000	1,487,312
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 04/01/19 (c)	725,000	757,625

		17,366,775

Metals & Mining 0.3%
Aleris International, Inc.,
9.00%, 12/15/14* (a)(d)(e)	600,000	60
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
8.38%, 06/01/20 (c)	625,000	634,375

		634,435

Packaging 4.3%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (c)	975,000	1,033,500
9.13%, 10/15/20 (c)	225,000	236,250
Berry Plastics Corp.,
9.50%, 05/15/18	500,000	532,500
BWAY Holding Co.,
10.00%, 06/15/18	625,000	687,500
BWAY Parent Co., Inc.,
10.13%, 11/01/15	939,066	953,152
Packaging Dynamics Corp.,
8.75%, 02/01/16 (c)	950,000	997,500
Pactiv LLC,
7.95%, 12/15/25	250,000	200,000
Reynolds Group Issuer, Inc.
8.50%, 05/15/18 (c)	1,400,000	1,372,000
9.00%, 04/15/19 (c)	150,000	149,625
9.88%, 08/15/19 (c)	250,000	259,375
8.50%, 02/15/21 (c)	1,850,000	1,757,500
Sealed Air Corp.,
8.38%, 09/15/21 (c)	550,000	621,500

		8,800,402

Paper 0.4%
Clearwater Paper Corp.
10.63%, 06/15/16	225,000	249,750
7.13%, 11/01/18	100,000	105,500
Longview Fibre Paper & Packaging, Inc.,
8.00%, 06/01/16 (c)	375,000	375,000

		730,250

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Restaurants 1.8%
DineEquity, Inc.,
9.50%, 10/30/18	$1,675,000	$1,834,125
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co B, Inc.,
10.50%, 01/15/20	800,000	886,000
Seminole Hard Rock Entertainment, Inc.,
2.97%, 03/15/14 (c)(f)	1,025,000	994,250

		3,714,375

Retailers 3.6%
Academy Ltd./Academy Finance Corp.,
9.25%, 08/01/19 (c)	1,050,000	1,139,250
Gymboree Corp.,
9.13%, 12/01/18	950,000	881,125
Limited Brands, Inc.,
5.63%, 02/15/22	725,000	746,750
Needle Merger Sub Corp.,
8.13%, 03/15/19 (c)	1,800,000	1,791,000
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (c)	150,000	163,875
Sally Holdings LLC/Sally Capital, Inc.
6.88%, 11/15/19	725,000	788,438
5.75%, 06/01/22	125,000	130,781
Yankee Acquisition Corp.,
Series B, 9.75%, 02/15/17	775,000	804,062
YCC Holdings LLC/Yankee Finance, Inc.,
10.25%, 02/15/16	750,000	763,125

		7,208,406

Services 1.9%
Carlson Wagonlit BV,
6.88%, 06/15/19 (c)	600,000	615,000
Garda World Security Corp.,
9.75%, 03/15/17 (c)	1,275,000	1,348,312
Monitronics International, Inc.,
9.13%, 04/01/20 (c)	625,000	600,000
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (c)	500,000	550,000
West Corp.
8.63%, 10/01/18	125,000	132,500
7.88%, 01/15/19	550,000	574,750

		3,820,562

Technology 17.1%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17	950,000	1,030,750
Allen Systems Group, Inc.,
10.50%, 11/15/16 (c)	1,350,000	1,107,000
Aspect Software, Inc.,
10.63%, 05/15/17	1,100,000	1,166,000
Audatex North America, Inc.,
6.75%, 06/15/18 (c)	1,300,000	1,368,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
CDW LLC/CDW Finance Corp.,
8.50%, 04/01/19	$1,825,000	$1,943,625
Ceridian Corp.,
8.88%, 07/15/19 (c)	100,000	102,750
CommScope, Inc.,
8.25%, 01/15/19 (c)	1,300,000	1,374,750
Compucom Systems, Inc.,
12.50%, 10/01/15 (c)	1,450,000	1,506,188
CoreLogic, Inc.,
7.25%, 06/01/21 (c)	1,200,000	1,230,000
Emdeon, Inc.,
11.00%, 12/31/19 (c)	675,000	756,000
Epicor Software Corp.,
8.63%, 05/01/19	1,275,000	1,300,500
Fidelity National Information Services, Inc.
7.63%, 07/15/17 (c)	775,000	850,563
7.88%, 07/15/20	100,000	112,500
First Data Corp.,
8.75%, 01/15/22 (c)	1,975,000	1,989,812
Freescale Semiconductor, Inc.,
10.75%, 08/01/20	670,000	720,250
GXS Worldwide, Inc.,
9.75%, 06/15/15	1,300,000	1,296,750
iGATE Corp.,
9.00%, 05/01/16	1,075,000	1,150,250
Interactive Data Corp.,
10.25%, 08/01/18	875,000	973,437
Iron Mountain, Inc.,
7.75%, 10/01/19	550,000	594,000
Kemet Corp.
10.50%, 05/01/18 (c)	175,000	179,375
10.50%, 05/01/18	950,000	978,500
Lawson Software, Inc.,
11.50%, 07/15/18 (c)	1,600,000	1,808,000
MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co.,
10.50%, 04/15/18	800,000	874,000
Seagate Technology HDD Holdings
7.75%, 12/15/18	450,000	497,812
6.88%, 05/01/20	925,000	994,375
7.00%, 11/01/21	300,000	323,250
Serena Software, Inc.,
10.38%, 03/15/16	1,000,000	1,022,500
Sitel LLC/Sitel Finance Corp.,
11.50%, 04/01/18	1,225,000	872,813
Sophia LP/Sophia Finance, Inc.,
9.75%, 01/15/19 (c)	1,175,000	1,248,437
Spansion LLC,
7.88%, 11/15/17	1,225,000	1,176,000
Stream Global Services, Inc.,
11.25%, 10/01/14	825,000	841,500
SunGard Data Systems, Inc.,
7.38%, 11/15/18	225,000	241,313

12	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
Syniverse Holdings, Inc.,
9.13%, 01/15/19	$1,125,000	$1,220,625
TransUnion Holding Co., Inc.,
9.63%, 06/15/18 (c)	1,050,000	1,134,000
Viasystems, Inc.,
7.88%, 05/01/19 (c)	675,000	675,000

		34,660,875

Transportation 0.4%
Hertz Corp. (The),
7.50%, 10/15/18	775,000	831,188

Utility — Electric 1.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20	425,000	462,188
11.75%, 03/01/22 (c)	375,000	383,437
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19 (a)(c)	197,649	196,238
NRG Energy, Inc.
7.63%, 05/15/19	1,250,000	1,265,625
8.25%, 09/01/20	275,000	284,625
Texas Competitive Electric Holdings Co. LLC,
11.50%, 10/01/20 (c)	175,000	119,437

		2,711,550

Utility — Natural Gas 3.5%
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 04/01/21	575,000	592,250
Crosstex Energy LP,
8.88%, 02/15/18	575,000	607,344
El Paso Corp.
7.25%, 06/01/18	250,000	288,386
6.50%, 09/15/20	300,000	328,657
Energy Transfer Equity LP,
7.50%, 10/15/20	1,025,000	1,124,937
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 03/01/20 (c)	500,000	503,750
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18	1,125,000	1,158,750
6.88%, 08/01/21	150,000	150,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6.25%, 06/15/22	1,275,000	1,313,250
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16	146,000	160,600
Southern Star Central Corp.,
6.75%, 03/01/16	600,000	606,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility — Natural Gas (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.38%, 08/01/22 (c)	$275,000	$274,313

		7,108,237

Wireless Communications 3.0%
Digicel Group Ltd.
9.13%, 01/15/15 (c)	153,767	155,305
8.25%, 09/01/17 (c)	1,450,000	1,475,375
MetroPCS Wireless, Inc.
7.88%, 09/01/18	825,000	855,937
6.63%, 11/15/20	375,000	369,375
Sprint Capital Corp.
6.90%, 05/01/19	675,000	634,500
6.88%, 11/15/28	1,650,000	1,328,250
Sprint Nextel Corp.,
9.00%, 11/15/18 (c)	1,150,000	1,285,125

		6,103,867

Wireline Communications 0.6%
Level 3 Financing, Inc.
8.13%, 07/01/19	825,000	846,656
8.63%, 07/15/20	300,000	315,000

		1,161,656

Total Corporate Bonds (cost $193,282,175)		196,467,485

Common Stocks 0.1%

	Shares	Market Value

Automotive 0.1%
General Motors Co. *	10,097	$199,113
Motors Liquidation Co. GUC Trust *	2,535	31,058

		230,171

Total Common Stocks (cost $289,621)		230,171

Warrants 0.1%

	Number of Warrants	Market Value

Automotive 0.1%
General Motors Co., expiring
7/10/2019*	9,179	$62,234

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Warrants (continued)

	Number of Warrants	Market Value

Automotive (continued)
General Motors Co., expiring 7/10/2016*	9,179	$101,152

Total Warrants (cost $328,652)		163,386

Mutual Fund 1.3%

	Shares	Market Value

Money Market Fund 1.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (g)	2,658,566	$2,658,566

Total Mutual Fund (cost $2,658,566)		2,658,566

Total Investments (cost $196,559,014) (h) — 98.5%		199,519,608

Other assets in excess of liabilities — 1.5%		3,049,142

NET ASSETS — 100.0%		$202,568,750

*	Denotes a non-income producing security.

(a)	Illiquid security.

(b)	Restricted security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $75,263,195 which represents 37.15% of net assets.

(d)	Security in default.

(e)	Fair Valued Security.

(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(g)	Represents 7-day effective yield as of June 30, 2012.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

RegS	Regulation S

SA	Stock Company

SCA	Limited partnership with share capital

SL	Limited

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $196,559,014)	$199,519,608
Cash	112,837
Interest and dividends receivable	3,878,005
Receivable for capital shares issued	132,534
Prepaid expenses	3,953

Total Assets	203,646,937

Liabilities:
Payable for investments purchased	871,878
Payable for capital shares redeemed	16,844
Accrued expenses and other payables:
Investment advisory fees	115,404
Fund administration fees	10,368
Administrative servicing fees	27,962
Accounting and transfer agent fees	4,366
Trustee fees	109
Custodian fees	1,350
Compliance program costs (Note 3)	391
Professional fees	18,033
Printing fees	8,620
Other	2,862

Total Liabilities	1,078,187

Net Assets	$202,568,750

Represented by:
Capital	$196,036,855
Accumulated undistributed net investment income	11,676,046
Accumulated net realized losses from investment transactions	(8,104,745)
Net unrealized appreciation/(depreciation) from investments	2,960,594

Net Assets	$202,568,750

Net Assets:
Class I Shares	$67,084,340
Class III Shares	135,484,410

Total	$202,568,750

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,540,183
Class III Shares	19,287,808

Total	28,827,991

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.03
Class III Shares	$7.02

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Operations

For the Period Ended June 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$11,670,657
Dividend income	29,331

Total Income	11,699,988

EXPENSES:
Investment advisory fees	943,800
Fund administration fees	70,827
Administrative servicing fees Class I Shares	48,306
Administrative servicing fees Class III Shares	163,192
Professional fees	18,333
Printing fees	10,272
Trustee fees	6,203
Custodian fees	4,842
Accounting and transfer agent fees	11,418
Compliance program costs (Note 3)	498
Other	6,084

Total expenses before earnings credit	1,283,775

Earnings credit (Note 5)	(187)

Net Expenses	1,283,588

NET INVESTMENT INCOME	10,416,400

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,416,273
Net change in unrealized appreciation/(depreciation) from investments	4,585,878

Net realized/unrealized gains from investments	9,002,151

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,418,551

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$10,416,400	$20,052,034
Net realized gains from investment transactions	4,416,273	6,583,340
Net change in unrealized appreciation/(depreciation) from investments	4,585,878	(14,726,796)

Change in net assets resulting from operations	19,418,551	11,908,578

Distributions to Shareholders From:
Net investment income:
Class I	–	(5,773,851)
Class III	–	(14,358,317)

Change in net assets from shareholder distributions	–	(20,132,168)

Change in net assets from capital transactions	(104,842,193)	(4,060,358)

Change in net assets	(85,423,642)	(12,283,948)

Net Assets:
Beginning of period	287,992,392	300,276,340

End of period	$202,568,750	$287,992,392

Accumulated undistributed net investment income at end of period	$11,676,046	$1,259,646

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,610,940	$10,334,286
Dividends reinvested	–	5,773,851
Cost of shares redeemed	(8,232,348)	(26,726,201)

Total Class I	(621,408)	(10,618,064)

Class III Shares
Proceeds from shares issued	24,366,843	157,934,874
Dividends reinvested	–	14,358,317
Cost of shares redeemed	(128,587,628)	(165,735,485)

Total Class III	(104,220,785)	6,557,706

Change in net assets from capital transactions	$(104,842,193)	$(4,060,358)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,107,243	1,527,098
Reinvested	–	864,900
Redeemed	(1,204,344)	(3,942,470)

Total Class I Shares	(97,101)	(1,550,472)

Class III Shares
Issued	3,563,633	23,934,431
Reinvested	–	2,146,841
Redeemed	(18,718,799)	(24,315,813)

Total Class III Shares	(15,155,166)	1,765,459

Total change in shares	(15,252,267)	214,987

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$6.54	0.25	0.24	0.49	–	–	–	$7.03	7.49%	$67,084,340	0.91%	7.42%	0.91%	18.74%
Year Ended December 31, 2011(e)	$6.85	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.54	3.82%	$63,005,092	0.92%	7.69%	0.92%	63.88%
Year Ended December 31, 2010(e)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%	$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009(e)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%	$82,596,487	0.94%	9.89%	0.94%	34.23%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13)%	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%	$121,100,406	0.95%	7.24%	0.95%	42.02%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$6.53	0.25	0.24	0.49	–	–	–	$7.02	7.50%	$135,484,410	0.91%	7.39%	0.91%	18.74%
Year Ended December 31, 2011(e)	$6.84	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.53	3.81%	$224,987,300	0.92%	7.61%	0.92%	63.88%
Year Ended December 31, 2010(e)	$6.59	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.84	13.16%	$223,642,025	0.92%	8.32%	0.92%	80.77%
Year Ended December 31, 2009(e)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%	$214,635,138	0.94%	9.64%	0.94%	34.23%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24)%	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%	$110,021,994	0.91%	7.28%	0.91%	42.02%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

20	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$230,171	$—	$—	$230,171
Corporate Bonds
Aerospace/Defense	—	3,058,596	—	3,058,596
Automotive	—	11,584,156	—	11,584,156
Building Materials	—	6,836,062	—	6,836,062
Chemicals	—	5,782,511	—	5,782,511
Construction Machinery	—	957,188	—	957,188
Consumer Products	—	6,831,344	—	6,831,344
Energy	—	17,117,605	—	17,117,605
Entertainment	—	895,125	—	895,125
Financial Institutions	—	5,072,887	—	5,072,887
Food & Beverage	—	7,229,127	—	7,229,127
Food & Staples Retailing	—	—	—	—
Gaming	—	8,041,605	—	8,041,605
Healthcare	—	16,921,283	—	16,921,283
Industrial — Other	—	8,632,220	—	8,632,220
Lodging	—	130,698	—	130,698
Media — Cable	—	2,524,500	—	2,524,500
Media — Non-Cable	—	17,366,775	—	17,366,775
Metals & Mining	—	634,375	60	634,435
Packaging	—	8,800,402	—	8,800,402
Paper	—	730,250	—	730,250
Restaurants	—	3,714,375	—	3,714,375
Retailers	—	7,208,406	—	7,208,406
Services	—	3,820,562	—	3,820,562
Technology	—	34,660,875	—	34,660,875
Transportation	—	831,188	—	831,188
Utility — Electric	—	2,711,550	—	2,711,550
Utility — Natural Gas	—	7,108,237	—	7,108,237
Wireless Communications	—	6,103,867	—	6,103,867
Wireline Communications	—	1,161,656	—	1,161,656
Total Corporate Bonds	$—	$196,467,425	$60	$196,467,485
Mutual Fund	2,658,566	—	—	2,658,566
Warrants*	163,386	—	—	163,386
Total	$3,052,123	$196,467,425	$60	$199,519,608
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the period from January 1, 2012 through June 30, 2012, the Fund held three corporate bond investments that were categorized as level three investments which were valued at zero. Each was valued at zero because its issuer was in bankruptcy. During the period, one of the corporate bonds was written off due to the conclusion of judicial and regulatory proceedings, indicating that no additional value would be available from the issuer.

For the period from January 1, 2012 through June 30, 2012, the Fund held one corporate bond that was categorized as a level three investment which was valued at sixty dollars. The investment was valued at sixty dollars because there remains potential for a liquidation/distribution payment to occur at the end of the regulatory proceedings.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

(b)	Restricted Securities

At June 30, 2012, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2012 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	$2,500,000	4/21/2011	$—	$—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$—	0.00%

Amounts designated as “—“ are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the

22	Semiannual Report 2012

U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $498.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2012, NFS received $211,498 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems

24	Semiannual Report 2012

shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $42,801.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $208,599.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $51,423,680 and sales of $133,673,491 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$196,650,730	$7,945,670	$(5,076,792)	$2,868,878

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

28	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	29

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals
				Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

30	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	33

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Semiannual Report 2012

Neuberger Berman NVIT Multi Cap Opportunities Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering
-0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

Neuberger Berman NVIT Multi Cap Opportunities Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,051.30	4.34	0.85
	Hypothetical	[b]	1,000.00	1,020.64	4.27	0.85
Class II Shares	Actual		1,000.00	1,050.40	4.84	0.95
	Hypothetical	[b]	1,000.00	1,020.14	4.77	0.95

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	96.8%
Mutual Fund	3.4%
Liabilities in excess of other assets	(0.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	10.5%
Diversified Financial Services	10.1%
Commercial Banks	7.6%
Pharmaceuticals	7.1%
Insurance	6.6%
Capital Markets	5.5%
Machinery	3.7%
Metals & Mining	3.3%
Industrial Conglomerates	3.1%
Chemicals	2.6%
Other Industries	39.9%

100.0%

Top Holdings ††
Wells Fargo & Co.	3.7%
JPMorgan Chase & Co.	3.7%
Fidelity Institutional Money Market Fund—Institutional Class	3.4%
Pfizer, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Citigroup, Inc.	3.1%
Johnson & Johnson	3.0%
Goldman Sachs Group, Inc. (The)	2.9%
General Electric Co.	2.8%
Range Resources Corp.	2.8%
Other Holdings	68.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 96.8%

	Shares	Market Value

Aerospace & Defense 0.4%
Boeing Co. (The)	11,295	$839,219

Air Freight & Logistics 2.2%
FedEx Corp.	17,675	1,619,207
United Parcel Service, Inc., Class B	33,100	2,606,956

		4,226,163

Airlines 1.0%
Southwest Airlines Co.	202,456	1,866,644

Automobiles 0.9%
Ford Motor Co.	182,764	1,752,707

Beverages 1.5%
Dr Pepper Snapple Group, Inc.	21,694	949,112
PepsiCo, Inc.	26,762	1,891,003

		2,840,115

Biotechnology 1.2%
Amgen, Inc.	30,061	2,195,656

Capital Markets 5.6%
Bank of New York Mellon Corp. (The)	88,005	1,931,710
Charles Schwab Corp. (The)	58,893	761,487
Goldman Sachs Group, Inc. (The)	56,614	5,427,018
Invesco Ltd.	42,192	953,539
State Street Corp.	31,144	1,390,268

		10,464,022

Chemicals 2.6%
LyondellBasell Industries NV, Class A	53,117	2,139,021
Monsanto Co.	33,338	2,759,720

		4,898,741

Commercial Banks 7.6%
PNC Financial Services Group, Inc.	25,190	1,539,361
Regions Financial Corp.	299,159	2,019,323
U.S. Bancorp	81,816	2,631,203
Wells Fargo & Co.	210,538	7,040,391
Zions Bancorporation	57,832	1,123,097

		14,353,375

Communications Equipment 1.4%
Cisco Systems, Inc.	152,561	2,619,472

Computers & Peripherals 1.5%
Hewlett-Packard Co.	94,122	1,892,793
SanDisk Corp.*	25,493	929,985

		2,822,778

Consumer Finance 0.3%
Discover Financial Services	14,552	503,208

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services 10.2%
Bank of America Corp.	290,501	$2,376,298
Citigroup, Inc.	211,697	5,802,615
CME Group, Inc.	9,224	2,473,047
JPMorgan Chase & Co.	193,718	6,921,544
Moody’s Corp.	43,222	1,579,764

		19,153,268

Diversified Telecommunication Services 2.0%
AT&T, Inc.	106,459	3,796,328

Electric Utilities 1.8%
Exelon Corp.	65,649	2,469,715
FirstEnergy Corp.	19,234	946,121

		3,415,836

Energy Equipment & Services 2.3%
Diamond Offshore Drilling, Inc.	21,801	1,289,093
Schlumberger Ltd.	45,990	2,985,211

		4,274,304

Food & Staples Retailing 1.1%
Kroger Co. (The)	91,293	2,117,085

Food Products 0.5%
Archer-Daniels-Midland Co.	32,175	949,806

Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.*	482,962	2,738,395
Zimmer Holdings, Inc.	26,434	1,701,292

		4,439,687

Health Care Providers & Services 2.1%
Aetna, Inc.	53,611	2,078,498
Cardinal Health, Inc.	11,086	465,612
Coventry Health Care, Inc.	45,667	1,451,754

		3,995,864

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	92,086	3,155,787

Household Durables 0.4%
D.R. Horton, Inc.	37,960	697,705

Household Products 2.0%
Colgate-Palmolive Co.	17,321	1,803,116
Procter & Gamble Co. (The)	30,623	1,875,659

		3,678,775

Industrial Conglomerates 3.1%
Danaher Corp.	10,792	562,047
General Electric Co.	255,922	5,333,415

		5,895,462

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Insurance 6.6%
Aflac, Inc.	21,617	$920,668
American International Group, Inc.*	145,913	4,682,348
Berkshire Hathaway, Inc., Class B*	28,925	2,410,320
Lincoln National Corp.	52,950	1,158,017
MetLife, Inc.	15,360	473,856
Reinsurance Group of America, Inc.	29,522	1,570,866
Travelers Cos., Inc. (The)	20,287	1,295,122

		12,511,197

Machinery 3.7%
Caterpillar, Inc.	20,250	1,719,427
Cummins, Inc.	17,578	1,703,484
Dover Corp.	22,732	1,218,663
Joy Global, Inc.	42,292	2,399,225

		7,040,799

Media 2.3%
Comcast Corp., Class A	68,285	2,183,071
News Corp., Class B	41,290	929,851
Walt Disney Co. (The)	24,590	1,192,615

		4,305,537

Metals & Mining 3.3%
Agnico-Eagle Mines Ltd.	22,041	891,779
BHP Billiton Ltd., ADR	17,881	1,167,629
Freeport-McMoRan Copper & Gold, Inc.	32,900	1,120,903
Newmont Mining Corp.	63,777	3,093,822

		6,274,133

Multiline Retail 2.0%
J.C. Penney Co., Inc.	49,175	1,146,269
Target Corp.	44,985	2,617,677

		3,763,946

Multi-Utilities 1.5%
CenterPoint Energy, Inc.	67,171	1,388,425
Sempra Energy	20,148	1,387,794

		2,776,219

Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp.	28,892	1,912,650
Chevron Corp.	27,906	2,944,083
Devon Energy Corp.	32,024	1,857,072
EOG Resources, Inc.	8,535	769,089
Exxon Mobil Corp.	71,072	6,081,631
Hess Corp.	21,317	926,223
Range Resources Corp.	86,041	5,323,357

		19,814,105

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 7.1%
Johnson & Johnson	85,163	$5,753,612
Merck & Co., Inc.	33,972	1,418,331
Pfizer, Inc.	270,217	6,214,991

		13,386,934

Road & Rail 0.7%
CSX Corp.	33,342	745,527
Heartland Express, Inc.	38,589	552,209

		1,297,736

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	97,969	2,610,874

Software 1.7%
Microsoft Corp.	103,766	3,174,202

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.*	133,551	435,376

Total Common Stocks (cost $176,807,099)		182,343,065

Mutual Fund 3.4%
Money Market Fund 3.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	6,430,365	6,430,365

Total Mutual Fund (cost $6,430,365)		6,430,365

Total Investments (cost $183,237,464) (b) — 100.2%		188,773,430

Liabilities in excess of other assets — (0.2%)		(331,809)

NET ASSETS — 100.0%		$188,441,621

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $183,237,464)	$188,773,430
Dividends receivable	148,522
Receivable for investments sold	7,830,949
Receivable for capital shares issued	292
Reclaims receivable	8,529
Prepaid expenses	3,199

Total Assets	196,764,921

Liabilities:
Payable for investments purchased	7,978,192
Payable for capital shares redeemed	183,750
Accrued expenses and other payables:
Investment advisory fees	90,320
Fund administration fees	9,965
Distribution fees	4,258
Administrative servicing fees	18,147
Accounting and transfer agent fees	80
Trustee fees	66
Custodian fees	1,328
Compliance program costs (Note 3)	179
Professional fees	12,669
Printing fees	14,932
Other	9,414

Total Liabilities	8,323,300

Net Assets	$188,441,621

Represented by:
Capital	$166,694,658
Accumulated undistributed net investment income	1,427,433
Accumulated net realized gains from investment transactions	14,783,564
Net unrealized appreciation/(depreciation) from investments	5,535,966

Net Assets	$188,441,621

Net Assets:
Class I Shares	$166,987,480
Class II Shares	21,454,141

Total	$188,441,621

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	20,391,277
Class II Shares	2,639,539

Total	23,030,816

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.19
Class II Shares	$8.13

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$2,218,472
Other income	51

Total Income	2,218,523

EXPENSES:
Investment advisory fees	590,876
Fund administration fees	61,450
Distribution fees Class II Shares	27,906
Administrative servicing fees Class I Shares	130,977
Professional fees	13,048
Printing fees	12,547
Trustee fees	3,831
Custodian fees	3,856
Accounting and transfer agent fees	346
Compliance program costs (Note 3)	385
Other	5,019

Total expenses before earnings credit	850,241

Earnings credit (Note 4)	(207)

Net Expenses	850,034

NET INVESTMENT INCOME	1,368,489

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,678,500
Net change in unrealized appreciation/(depreciation) from investments	7,283,683

Net realized/unrealized gains from investments	8,962,183

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,330,672

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,368,489	$1,382,382
Net realized gains from investment transactions	1,678,500	13,396,496
Net change in unrealized appreciation/(depreciation) from investments	7,283,683	(42,015,830)

Change in net assets resulting from operations	10,330,672	(27,236,952)

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,199,288)
Class II	–	(133,182)
Net realized gains:
Class I	–	(1,623,298)
Class II	–	(205,166)

Change in net assets from shareholder distributions	–	(3,160,934)

Change in net assets from capital transactions	(20,655,885)	(24,811,487)

Change in net assets	(10,325,213)	(55,209,373)

Net Assets:
Beginning of period	198,766,834	253,976,207

End of period	$188,441,621	$198,766,834

Accumulated undistributed net investment income at end of period	$1,427,433	$58,944

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$932,223	$4,757,453
Dividends reinvested	–	2,822,586
Cost of shares redeemed	(18,120,314)	(41,085,237)

Total Class I	(17,188,091)	(33,505,198)

Class II Shares
Proceeds from shares issued	1,525,946	14,973,931
Dividends reinvested	–	338,348
Cost of shares redeemed	(4,993,740)	(6,618,568)

Total Class II	(3,467,794)	8,693,711

Change in net assets from capital transactions	$(20,655,885)	$(24,811,487)

12	Semiannual Report 2012

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	114,427	524,157
Reinvested	–	357,281
Redeemed	(2,191,484)	(4,699,886)

Total Class I Shares	(2,077,057)	(3,818,448)

Class II Shares
Issued	186,413	1,716,564
Reinvested	–	43,317
Redeemed	(609,739)	(791,585)

Total Class II Shares	(423,326)	968,296

Total change in shares	(2,500,383)	(2,850,152)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.79	0.06	0.34	0.40	–	–	–	$8.19	5.13%	$166,987,480	0.85%	1.40%	0.85%	65.74%
Year Ended December 31, 2011(e)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62)%	$175,068,378	0.83%	0.59%	0.83%	102.26%
Year Ended December 31, 2010(e)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%	$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009(e)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%	$250,604,126	0.86%	0.21%	0.86%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.05	(4.51)	(4.46)	–	–	–	$5.54	(44.70)%	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.74	0.05	0.34	0.39	–	–	–	$8.13	5.04%	$21,454,141	0.95%	1.31%	0.95%	65.74%
Year Ended December 31, 2011(e)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66)%	$23,698,456	0.93%	0.53%	0.93%	102.26%
Year Ended December 31, 2010(e)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%	$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009(e)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%	$11,540,412	1.00%	0.11%	1.05%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.04	(4.53)	(4.49)	–	–	–	$5.51	(44.90)%	$865,810	1.10%	0.68%	2.30%	25.43%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$182,343,065	$—	$—	$182,343,065
Mutual Fund	6,430,365	—	—	6,430,365
Total	$188,773,430	$—	$—	$188,773,430
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

18	Semiannual Report 2012

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $385.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2012, NFS received $130,977 in administrative services fees from the Fund.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $124,825,814 and sales of $142,820,854 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20	Semiannual Report 2012

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $11,232 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$185,367,761	$11,171,021	$(7,765,352)	$3,405,669

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

Neuberger Berman NVIT Socially Responsible Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

Neuberger Berman NVIT Socially Responsible Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,038.20	4.10	0.81
	Hypothetical	[b]	1,000.00	1,020.84	4.07	0.81
Class II Shares	Actual		1,000.00	1,037.20	4.56	0.90
	Hypothetical	[b]	1,000.00	1,020.39	4.52	0.90

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.5%
Mutual Fund	1.7%
Liabilities in excess of other assets	(0.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	12.9%
Food Products	9.7%
Semiconductors & Semiconductor Equipment	8.3%
Industrial Conglomerates	8.0%
Health Care Equipment & Supplies	6.2%
Capital Markets	5.8%
Media	5.8%
Chemicals	5.0%
Electronic Equipment, Instruments & Components	4.1%
Internet Software & Services	4.1%
Other Industries	30.1%

100.0%

Top Holdings ††
Danaher Corp.	4.7%
Altera Corp.	4.2%
Texas Instruments, Inc.	4.1%
Google, Inc., Class A	4.1%
BG Group PLC	4.0%
Progressive Corp. (The)	4.0%
Scripps Networks Interactive, Inc., Class A	3.7%
Unilever NV	3.7%
Newfield Exploration Co.	3.7%
McCormick & Co., Inc., Non-Voting Shares	3.6%
Other Holdings	60.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.5%

	Shares	Market Value

Capital Markets 5.9%
BlackRock, Inc.	17,800	$3,022,796
Charles Schwab Corp. (The)	245,065	3,168,691
Lazard Ltd., Class A	134,695	3,500,723

		9,692,210

Chemicals 5.0%
Ecolab, Inc.	49,634	3,401,418
Novozymes A/S, Class B	59,630	1,546,289
Praxair, Inc.	30,601	3,327,247

		8,274,954

Commercial Services & Supplies 1.6%
Herman Miller, Inc.	144,314	2,672,695

Consumer Finance 2.3%
American Express Co.	65,745	3,827,016

Diversified Financial Services 3.4%
CME Group, Inc.	10,011	2,684,049
IntercontinentalExchange, Inc.*	21,660	2,945,327

		5,629,376

Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.	29,844	1,583,224
National Instruments Corp.	196,249	5,271,248

		6,854,472

Food Products 9.7%
J.M. Smucker Co. (The)	53,688	4,054,518
McCormick & Co., Inc., Non-Voting Shares	97,460	5,910,949
Unilever NV, NYRS-NL	183,706	6,126,595

		16,092,062

Health Care Equipment & Supplies 6.3%
Becton, Dickinson and Co.	67,743	5,063,789
Covidien PLC	99,278	5,311,373

		10,375,162

Household Products 3.5%
Procter & Gamble Co. (The)	94,731	5,802,274

Industrial Conglomerates 8.0%
3M Co.	60,426	5,414,170
Danaher Corp.	149,980	7,810,958

		13,225,128

Information Technology Services 1.8%
MasterCard, Inc., Class A	6,791	2,920,877

Common Stocks (continued)

	Shares	Market Value

Insurance 4.0%
Progressive Corp. (The)	320,137	$6,668,454

Internet Software & Services 4.1%
Google, Inc., Class A*	11,673	6,771,157

Machinery 2.6%
Pall Corp.	78,515	4,303,407

Media 5.8%
Comcast Corp., Special Class A	110,382	3,465,995
Scripps Networks Interactive, Inc., Class A	109,455	6,223,611

		9,689,606

Multiline Retail 2.9%
Target Corp.	83,454	4,856,188

Oil, Gas & Consumable Fuels 12.9%
BG Group PLC	327,474	6,703,873
Cimarex Energy Co.	80,779	4,452,539
Newfield Exploration Co.*	206,982	6,066,642
Noble Energy, Inc.	49,725	4,217,675

		21,440,729

Pharmaceuticals 3.2%
Roche Holding AG, ADR-CH	122,845	5,309,361

Professional Services 1.2%
ICF International, Inc.*	83,726	1,996,028

Semiconductors & Semiconductor Equipment 8.3%
Altera Corp.	204,938	6,935,102
Texas Instruments, Inc.	236,681	6,790,378

		13,725,480

Trading Companies & Distributors 1.9%
W.W. Grainger, Inc.	16,750	3,203,270

Total Common Stocks (cost $137,471,099)		163,329,906

8	Semiannual Report 2012

Mutual Fund 1.7%

	Shares	Market Value

Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	2,869,261	$2,869,261

Total Mutual Fund (cost $2,869,261)		2,869,261

Total Investments (cost $140,340,360) (b) — 100.2%		166,199,167

Liabilities in excess of other assets — (0.2%)		(297,542)

NET ASSETS — 100.0%		$165,901,625

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CH	Switzerland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $140,340,360)	$166,199,167
Foreign currencies, at value (cost $4,123)	4,161
Dividends receivable	35,234
Receivable for investments sold	488,785
Receivable for capital shares issued	667,613
Reclaims receivable	28,456
Prepaid expenses	3,049

Total Assets	167,426,465

Liabilities:
Payable for capital shares redeemed	1,372,494
Accrued expenses and other payables:
Investment advisory fees	86,526
Fund administration fees	9,577
Distribution fees	11,513
Administrative servicing fees	8,503
Accounting and transfer agent fees	64
Trustee fees	59
Custodian fees	984
Compliance program costs (Note 3)	159
Professional fees	12,510
Printing fees	14,060
Other	8,391

Total Liabilities	1,524,840

Net Assets	$165,901,625

Represented by:
Capital	$181,967,382
Accumulated undistributed net investment income	1,012,723
Accumulated net realized losses from investment and foreign currency	(42,938,502)
Net unrealized appreciation/(depreciation) from investments	25,858,807
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,215

Net Assets	$165,901,625

Net Assets:
Class I Shares	$7,156,244
Class II Shares	158,745,381

Total	$165,901,625

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	693,183
Class II Shares	15,391,753

Total	16,084,936

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.32
Class II Shares	$10.31

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,815,546
Other income	46
Foreign tax withholding	(4,277)

Total Income	1,811,315

EXPENSES:
Investment advisory fees	579,695
Fund administration fees	59,405
Distribution fees Class II Shares	214,269
Administrative servicing fees Class I Shares	1,738
Administrative servicing fees Class II Shares	42,853
Professional fees	12,847
Printing fees	11,738
Trustee fees	3,715
Custodian fees	4,189
Accounting and transfer agent fees	252
Compliance program costs (Note 3)	364
Other	4,682

Total expenses before earnings credit and fees waived	935,747

Earnings credit (Note 4)	(23)
Distribution fees waived — Class II (Note 3)	(137,132)

Net Expenses	798,592

NET INVESTMENT INCOME	1,012,723

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,818,238
Net realized losses from foreign currency transactions (Note 2)	(2,517)

Net realized gains from investment and foreign currency transactions	10,815,721

Net change in unrealized appreciation/(depreciation) from investments	(4,297,803)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(340)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(4,298,143)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	6,517,578

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,530,301

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,012,723	$982,567
Net realized gains from investment and foreign currency transactions	10,815,721	12,215,033
Net change in unrealized depreciation from investments and translation of assets and liabilities denominated in foreign currencies	(4,298,143)	(17,391,512)

Change in net assets resulting from operations	7,530,301	(4,193,912)

Distributions to Shareholders From:
Net investment income:
Class I	–	(46,725)
Class II	–	(1,180,291)

Change in net assets from shareholder distributions	–	(1,227,016)

Change in net assets from capital transactions	(27,530,050)	(20,323,007)

Change in net assets	(19,999,749)	(25,743,935)

Net Assets:
Beginning of period	185,901,374	211,645,309

End of period	$165,901,625	$185,901,374

Accumulated undistributed net investment income at end of period	$1,012,723	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,484,072	$5,683,227
Dividends reinvested	–	46,725
Cost of shares redeemed	(1,182,647)	(4,077,432)

Total Class I	301,425	1,652,520

Class II Shares
Proceeds from shares issued	860,235	19,394,659
Dividends reinvested	–	1,180,291
Cost of shares redeemed	(28,691,710)	(42,550,477)

Total Class II	(27,831,475)	(21,975,527)

Change in net assets from capital transactions	$(27,530,050)	$(20,323,007)

SHARE TRANSACTIONS:
Class I Shares
Issued	142,718	525,981
Reinvested	–	4,497
Redeemed	(112,487)	(394,378)

Total Class I Shares	30,231	136,100

Class II Shares
Issued	85,118	2,065,381
Reinvested	–	113,366
Redeemed	(2,739,395)	(4,081,708)

Total Class II Shares	(2,654,277)	(1,902,961)

Total change in shares	(2,624,046)	(1,766,861)

Amounts designated as “—“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.94	0.06	0.32	0.38	–	–	$10.32	3.82%	$7,156,244	0.81%	1.23%	0.81%	14.06%
Year Ended December 31, 2011(e)	$10.34	0.06	(0.39)	(0.33)	(0.07)	(0.07)	$9.94	(3.18)%	$6,590,973	0.79%	0.57%	0.79%	30.20%
Year Ended December 31, 2010(e)	$8.43	0.07	1.91	1.98	(0.07)	(0.07)	$10.34	23.58%	$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.03	1.99	2.02	(0.03)	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.25)%	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.94	0.06	0.31	0.37	–	–	$10.31	3.72%	$158,745,381	0.90%	1.13%	1.06%	14.06%
Year Ended December 31, 2011(e)	$10.34	0.05	(0.38)	(0.33)	(0.07)	(0.07)	$9.94	(3.27)%	$179,310,401	0.88%	0.50%	1.04%	30.20%
Year Ended December 31, 2010(e)	$8.42	0.06	1.92	1.98	(0.06)	(0.06)	$10.34	23.56%	$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.02	1.99	2.01	(0.03)	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.27)%	$257,571,798	0.91%	0.59%	1.07%	38.63%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012 the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

14	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$9,692,210	$—	$—	$9,692,210
Chemicals	6,728,665	1,546,289	—	8,274,954
Commercial Services & Supplies	2,672,695	—	—	2,672,695
Consumer Finance	3,827,016	—	—	3,827,016
Diversified Financial Services	5,629,376	—	—	5,629,376
Electronic Equipment, Instruments & Components	6,854,472	—	—	6,854,472
Food Products	16,092,062	—	—	16,092,062
Health Care Equipment & Supplies	10,375,162	—	—	10,375,162
Household Products	5,802,274	—	—	5,802,274
Industrial Conglomerates	13,225,128	—	—	13,225,128
Information Technology Services	2,920,877	—	—	2,920,877
Insurance	6,668,454	—	—	6,668,454
Internet Software & Services	6,771,157	—	—	6,771,157
Machinery	4,303,407	—	—	4,303,407
Media	9,689,606	—	—	9,689,606
Multiline Retail	4,856,188	—	—	4,856,188
Oil, Gas & Consumable Fuels	14,736,856	6,703,873	—	21,440,729
Pharmaceuticals	5,309,361	—	—	5,309,361
Professional Services	1,996,028	—	—	1,996,028
Semiconductors & Semiconductor Equipment	13,725,480	—	—	13,725,480
Trading Companies & Distributors	3,203,270	—	—	3,203,270
Total Common Stocks	$155,079,744	$8,250,162	$—	$163,329,906
Mutual Fund	2,869,261	—	—	2,869,261
Total	$157,949,005	$8,250,162	$—	$166,199,167

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

16	Semiannual Report 2012

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$82,127	$—	$—	$—	$82,127

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent

18	Semiannual Report 2012

for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $364.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2013. During the six months June 30, 2012, the waiver of such distribution fees by NFD amounted to $137,132.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $44,591 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $24,988,875 and sales of $53,754,506 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risk Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized

20	Semiannual Report 2012

gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $1,233 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$142,186,222	$27,754,830	$(3,741,885)	$24,012,945

10.   Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Bond Index Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

41	Statement of Assets and Liabilities

42	Statement of Operations

43	Statements of Changes in Net Assets

44	Financial Highlights

45	Notes to Financial Statements

53	Supplemental Information

56	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business

2	Semiannual Report 2012

and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund

Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Bond Index Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class Y Shares	Actual		1,000.00	1,023.00	1.21	0.24
	Hypothetical	[b]	1,000.00	1,023.67	1.21	0.24

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Bond Index Fund

Asset Allocation †
U.S. Government Mortgage Backed Agencies	30.6%
U.S. Treasury Notes	29.2%
Corporate Bonds	21.5%
U.S. Treasury Bonds	6.6%
Mutual Fund	6.0%
U.S. Government Sponsored & Agency Obligations	5.4%
Sovereign Bonds	2.7%
Commercial Mortgage Backed Securities	1.8%
Municipal Bonds	0.9%
Repurchase Agreement	0.6%
Yankee Dollars	0.5%
Asset-Backed Securities	0.2%
Liabilities in excess of other assets	(6.0%)

100.0%

Top Industries ††
Commercial Banks	2.4%
Diversified Financial Services	2.0%
Oil, Gas & Consumable Fuels	1.7%
Electric Utilities	1.5%
Media	1.1%
Diversified Telecommunication Services	1.0%
Capital Markets	0.9%
Pharmaceuticals	0.8%
Insurance	0.8%
Gas Utilities	0.8%
Other Industries*	87.0%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	5.7%
U.S. Treasury Notes, 3.63%, 08/15/19	1.4%
U.S. Treasury Notes, 3.50%, 05/15/20	1.4%
Federal Home Loan Banks, 0.38%, 11/27/13	1.2%
U.S. Treasury Notes, 0.25%, 05/31/14	1.2%
U.S. Treasury Bonds, 6.25%, 08/15/23	1.2%
U.S. Treasury Notes, 0.88%, 02/28/17	1.0%
U.S. Treasury Notes, 0.25%, 10/31/13	0.9%
Federal Home Loan Mortgage Corp. Gold Pool, 5.00%, 02/01/40	0.9%
U.S. Treasury Notes, 0.38%, 11/15/14	0.9%
Other Holdings*	84.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value

Automobiles 0.1%
Ally Auto Receivables Trust,
Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,164,001

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,361,130

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	278,734

Total Asset-Backed Securities (cost $2,744,785)		2,803,865

Commercial Mortgage Backed Securities 1.8%
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,247,553
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,596,646
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,923,240
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.28%, 12/10/49 (a)	3,271,583	3,817,035
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	2,820,000	3,081,879
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.01%, 05/15/46 (a)	2,080,000	2,308,831
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49	1,750,000	1,939,266
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,380,349
Series 2006-LDP7, Class A4, 6.06%, 04/15/45 (a)	3,339,000	3,810,350

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2006-LDP9, Class A3, 5.34%, 05/15/47	$3,000,000	$3,319,038
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	434,367
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32 (a)	2,109,000	2,197,842
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4 5.24%, 11/12/35 (a)	2,000,000	2,089,348
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 6.16%, 08/12/49 (a)	800,000	879,590
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5, 5.92%, 05/15/43 (a)	800,000	913,914
Series 2007-C33, Class A4, 6.10%, 02/15/51 (a)	1,945,000	2,179,619

Total Commercial Mortgage Backed Securities (cost $29,492,095)		35,118,867

Corporate Bonds 21.5%
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	500,000	599,840
Embraer SA, 5.15%, 06/15/22	350,000	359,275
General Dynamics Corp., 3.88%, 07/15/21	100,000	112,253
Goodrich Corp. 6.29%, 07/01/16	354,000	417,143
6.80%, 07/01/36	185,000	248,471
L-3 Communications Corp. 3.95%, 11/15/16	150,000	159,307
5.20%, 10/15/19	500,000	547,775
Lockheed Martin Corp. Series B, 6.15%, 09/01/36	354,000	443,297
5.72%, 06/01/40	215,000	258,109
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	528,413
Raytheon Co. 6.40%, 12/15/18	206,000	257,844
3.13%, 10/15/20	250,000	262,376
United Technologies Corp.
4.88%, 05/01/15	545,000	603,231
1.80%, 06/01/17	600,000	612,743
4.50%, 04/15/20	750,000	869,188
6.13%, 07/15/38	400,000	520,651
4.50%, 06/01/42	500,000	549,202

		7,349,118

8	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 0.1%
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	$350,000	$343,875
Southwest Airlines Co., 5.13%, 03/01/17	147,000	161,337
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 01/15/17	417,443	474,842

		980,054

Auto Components 0.1%
Johnson Controls, Inc.
4.88%, 09/15/13	177,000	184,978
1.75%, 03/01/14	500,000	507,165
4.25%, 03/01/21	150,000	161,115
3.75%, 12/01/21	600,000	623,114

		1,476,372

Automobiles 0.1%
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	522,037
Ford Motor Co., 7.45%, 07/16/31 (b)	500,000	626,250
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	252,185
2.80%, 01/11/16	600,000	630,394
3.30%, 01/12/22	500,000	525,031

		2,555,897

Beverages 0.4%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	272,117
5.75%, 04/01/36	324,000	398,580
6.00%, 11/01/41	147,000	190,563
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	264,108
7.75%, 01/15/19	1,000,000	1,320,754
5.00%, 04/15/20	275,000	322,039
4.38%, 02/15/21 (b)	150,000	171,041
Beam, Inc., 5.38%, 01/15/16	48,000	53,386
Coca-Cola Co. (The) 1.80%, 09/01/16	480,000	492,997
3.15%, 11/15/20	450,000	482,123
Diageo Capital PLC, 4.83%, 07/15/20	600,000	699,125
Diageo Finance BV, 5.30%, 10/28/15	649,000	731,704
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	261,797

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	$206,000	$283,148
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	485,415
PepsiCo, Inc. 2.50%, 05/10/16	400,000	419,938
7.90%, 11/01/18	700,000	935,195
3.13%, 11/01/20	300,000	315,387
5.50%, 01/15/40	250,000	314,331

		8,413,748

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	250,000	256,943
3.45%, 10/01/20	600,000	621,336
6.40%, 02/01/39	600,000	717,047
5.15%, 11/15/41	400,000	417,566
5.38%, 05/15/43	300,000	324,523
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	157,350
Celgene Corp., 3.95%, 10/15/20	400,000	420,164
Genentech, Inc., 5.25%, 07/15/35	88,000	103,614
Gilead Sciences, Inc.
3.05%, 12/01/16	100,000	105,571
4.50%, 04/01/21	200,000	222,253
4.40%, 12/01/21	600,000	662,267

		4,008,634

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	124,685

Capital Markets 1.0%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	170,669
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	399,291
5.30%, 10/30/15	177,000	192,074
4.65%, 07/02/18	354,000	372,682
Credit Suisse USA, Inc.
5.13%, 01/15/14	171,000	179,222
5.85%, 08/16/16	400,000	452,550
7.13%, 07/15/32	555,000	723,511
Deutsche Bank AG, 3.25%, 01/11/16	775,000	797,588
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	870,000	904,727
5.13%, 01/15/15	664,000	693,250
5.35%, 01/15/16	577,000	605,852
3.63%, 02/07/16	855,000	855,094

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
5.63%, 01/15/17	$1,000,000	$1,048,902
6.00%, 06/15/20	1,000,000	1,067,569
5.25%, 07/27/21	500,000	507,909
5.75%, 01/24/22	500,000	527,802
6.13%, 02/15/33	1,150,000	1,180,953
6.75%, 10/01/37	500,000	490,027
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	485,000
Morgan Stanley
2.88%, 01/24/14	600,000	593,248
4.75%, 04/01/14 (b)	590,000	595,193
6.00%, 04/28/15	250,000	258,426
3.45%, 11/02/15	450,000	435,755
3.80%, 04/29/16 (b)	275,000	266,421
5.45%, 01/09/17	1,325,000	1,338,106
7.30%, 05/13/19	700,000	756,167
5.63%, 09/23/19	1,000,000	989,700
5.75%, 01/25/21	300,000	295,813
5.50%, 07/28/21	250,000	246,314
7.25%, 04/01/32	324,000	344,152
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	407,034
UBS AG 5.88%, 07/15/16	1,121,000	1,180,520
5.88%, 12/20/17	350,000	390,952

		19,752,473

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	128,291
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	177,916
Dow Chemical Co. (The) 5.90%, 02/15/15	300,000	334,539
4.25%, 11/15/20	400,000	433,947
4.13%, 11/15/21	650,000	697,192
9.40%, 05/15/39	260,000	414,032
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	454,097
4.90%, 01/15/41	300,000	350,388
Eastman Chemical Co. 3.00%, 12/15/15	250,000	259,091
3.60%, 08/15/22	600,000	611,958
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,054,262
4.35%, 12/08/21	150,000	166,255
Lubrizol Corp. 5.50%, 10/01/14	354,000	391,376
6.50%, 10/01/34	147,000	191,565
Mosaic Co. (The), 3.75%, 11/15/21	250,000	261,245
Praxair, Inc. 4.05%, 03/15/21	200,000	222,267

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
3.00%, 09/01/21	$450,000	$463,460

		6,611,881

Commercial Banks 2.5%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	197,066
Bank of America NA 6.00%, 06/15/16	295,000	313,327
5.30%, 03/15/17	200,000	208,226
Bank of Montreal, 1.75%, 04/29/14	600,000	611,174
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	450,000	473,314
4.30%, 05/15/14	500,000	533,067
1.20%, 02/20/15	500,000	502,704
2.30%, 07/28/16	200,000	206,356
Bank of Nova Scotia 2.05%, 10/07/15	500,000	511,043
2.90%, 03/29/16	700,000	732,815
Bank One Corp., 8.00%, 04/29/27	290,000	368,949
Barclays Bank PLC 5.20%, 07/10/14	550,000	579,476
5.13%, 01/08/20	800,000	868,132
5.14%, 10/14/20	250,000	236,269
BB&T Corp. 2.05%, 04/28/14	600,000	612,279
3.20%, 03/15/16	500,000	529,227
2.15%, 03/22/17	850,000	863,497
BNP Paribas SA 3.60%, 02/23/16 (b)	750,000	758,624
5.00%, 01/15/21	250,000	256,630
Capital One Financial Corp., 5.25%, 02/21/17	304,000	328,545
Comerica, Inc., 4.80%, 05/01/15	177,000	188,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	250,950
3.38%, 01/19/17	500,000	514,594
3.88%, 02/08/22	500,000	508,616
5.25%, 05/24/41	175,000	188,463
Credit Suisse, 4.38%, 08/05/20	400,000	428,228
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	184,189
Discover Bank, 7.00%, 04/15/20	400,000	465,548
Export-Import Bank of Korea 4.00%, 01/29/21	600,000	619,334

10	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
5.00%, 04/11/22	$500,000	$554,576
Fifth Third Bancorp 3.63%, 01/25/16	750,000	791,066
3.50%, 03/15/22	700,000	707,401
HSBC Bank USA NA 4.63%, 04/01/14	590,000	615,022
5.63%, 08/15/35	250,000	252,506
HSBC Holdings PLC 5.10%, 04/05/21	500,000	558,225
4.88%, 01/14/22	500,000	552,712
6.50%, 05/02/36	400,000	440,995
6.50%, 09/15/37	600,000	665,689
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,464,532
6.00%, 10/01/17	1,000,000	1,119,622
KeyBank NA
5.80%, 07/01/14	147,000	157,582
6.95%, 02/01/28	225,000	267,279
Korea Development Bank (The) 5.75%, 09/10/13	118,000	123,398
3.25%, 03/09/16	700,000	722,583
Korea Finance Corp., 4.63%, 11/16/21	200,000	216,827
Kreditanstalt fuer Wiederaufbau 1.38%, 07/15/13	1,100,000	1,110,859
3.50%, 03/10/14	2,165,000	2,272,640
4.13%, 10/15/14	708,000	761,690
4.38%, 07/21/15	2,145,000	2,376,952
2.63%, 02/16/16 (b)	500,000	530,963
5.13%, 03/14/16	350,000	403,382
2.00%, 06/01/16 (b)	500,000	520,411
4.38%, 03/15/18	600,000	697,683
2.75%, 09/08/20	400,000	418,715
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	260,273
5.13%, 02/01/17	750,000	878,323
Lloyds TSB Bank PLC, 6.38%, 01/21/21	500,000	566,640
Mellon Funding Corp., 5.00%, 12/01/14	265,000	281,223
National City Corp., 4.90%, 01/15/15	354,000	384,997
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	256,684
4.88%, 02/16/16	350,000	392,240
PNC Funding Corp. 5.25%, 11/15/15	354,000	389,947
2.70%, 09/19/16	500,000	518,181
5.13%, 02/08/20	500,000	578,256
Royal Bank of Canada 1.45%, 10/30/14	300,000	303,806
2.88%, 04/19/16	500,000	525,772

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Royal Bank of Scotland PLC (The) Series 2, 3.40%, 08/23/13	$200,000	$202,071
3.95%, 09/21/15	200,000	203,715
4.38%, 03/16/16	1,000,000	1,024,782
5.63%, 08/24/20	250,000	265,297
6.13%, 01/11/21	150,000	166,637
State Street Corp., 4.38%, 03/07/21	600,000	681,694
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	155,756
3.50%, 01/20/17	550,000	569,375
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,729
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	373,298
UnionBanCal Corp., 5.25%, 12/16/13	206,000	216,512
US Bancorp 1.38%, 09/13/13	600,000	605,099
1.65%, 05/15/17	500,000	503,651
4.13%, 05/24/21	150,000	168,168
US Bank NA 4.95%, 10/30/14	265,000	288,195
4.80%, 04/15/15	133,000	146,217
Wachovia Bank NA, 6.60%, 01/15/38	1,000,000	1,262,040
Wachovia Corp., 4.88%, 02/15/14	183,000	192,085
Wells Fargo & Co. 1.50%, 07/01/15	1,000,000	1,000,756
3.68%, 06/15/16 (c)	500,000	532,200
5.13%, 09/15/16	206,000	228,952
4.60%, 04/01/21	500,000	557,819
5.38%, 02/07/35	457,000	525,581
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	276,031
Westpac Banking Corp. 2.10%, 08/02/13	250,000	253,698
4.20%, 02/27/15	1,000,000	1,062,347

		49,397,748

Commercial Services & Supplies 0.1%
ADT Corp. (The), 2.25%, 07/15/17 (d)	400,000	401,876
Republic Services, Inc., 5.25%, 11/15/21	800,000	918,469
Science Applications International Corp., 5.50%, 07/01/33	177,000	185,893
Waste Management, Inc. 6.38%, 03/11/15	500,000	562,253
7.00%, 07/15/28	162,000	206,663

		2,275,154

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment 0.1%
Cisco Systems, Inc. 1.63%, 03/14/14	$800,000	$815,195
5.50%, 02/22/16	425,000	493,165
4.95%, 02/15/19	200,000	235,820
5.90%, 02/15/39	500,000	644,268
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	254,628
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	250,691

		2,693,767

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21 (b)	100,000	109,506
7.10%, 04/15/28	206,000	259,118
Hewlett-Packard Co.
1.55%, 05/30/14	300,000	301,596
2.35%, 03/15/15	600,000	609,364
5.50%, 03/01/18	800,000	905,025
3.75%, 12/01/20	500,000	498,558
4.65%, 12/09/21	600,000	628,922

		3,312,089

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	107,461

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	421,438

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	1,348,000	1,401,831
6.15%, 08/28/17	200,000	236,945
8.13%, 05/20/19	845,000	1,125,205
6.80%, 09/01/66 (a)	290,000	299,570
American Express Credit Corp., 2.75%, 09/15/15	500,000	521,744
Boeing Capital Corp., 2.90%, 08/15/18	400,000	426,891
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	805,249
Ford Motor Credit Co. LLC
4.25%, 02/03/17	1,000,000	1,048,228
3.00%, 06/12/17	350,000	348,072
5.88%, 08/02/21	1,000,000	1,112,508
HSBC Finance Corp., 6.68%, 01/15/21	895,000	969,029
SLM Corp.
Series A, 5.38%, 05/15/14	1,091,000	1,129,145
6.25%, 01/25/16	300,000	315,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
6.00%, 01/25/17	$500,000	$516,513
8.45%, 06/15/18	150,000	168,000
8.00%, 03/25/20	250,000	273,750

		10,697,680

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	107,205

Diversified Financial Services 2.1%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	101,130
Aon Corp., 5.00%, 09/30/20	500,000	554,747
Associates Corp. of North America, 6.95%, 11/01/18	339,000	382,226
AXA Financial, Inc., 7.00%, 04/01/28	133,000	145,452
Bank of America Corp.
4.75%, 08/01/15	619,000	643,095
5.25%, 12/01/15	737,000	762,376
Series 1, 3.75%, 07/12/16	750,000	756,100
5.63%, 10/14/16	1,460,000	1,551,633
3.88%, 03/22/17	500,000	509,348
Series L, 5.65%, 05/01/18	3,200,000	3,421,738
5.63%, 07/01/20	1,000,000	1,070,635
5.00%, 05/13/21	1,000,000	1,031,707
5.70%, 01/24/22	500,000	550,647
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,520,300
1.13%, 12/15/14	500,000	504,338
5.50%, 03/15/16	295,000	339,649
Citigroup, Inc.
5.50%, 10/15/14	2,100,000	2,223,415
2.65%, 03/02/15	500,000	499,939
5.30%, 01/07/16	1,979,000	2,100,859
3.95%, 06/15/16	450,000	461,096
5.85%, 08/02/16	413,000	448,388
4.45%, 01/10/17	1,000,000	1,048,243
6.13%, 11/21/17	500,000	553,962
8.50%, 05/22/19	500,000	617,515
5.38%, 08/09/20	250,000	270,149
4.50%, 01/14/22 (b)	400,000	413,142
6.63%, 06/15/32	333,000	347,225
5.88%, 02/22/33	118,000	114,132
5.85%, 12/11/34	525,000	563,543
5.88%, 05/29/37	250,000	272,402
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	682,332

12	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
General Electric Capital Corp.
1.88%, 09/16/13	$1,300,000	$1,313,559
4.88%, 03/04/15	619,000	672,089
2.25%, 11/09/15	250,000	255,072
5.00%, 01/08/16	295,000	325,040
5.40%, 02/15/17	585,000	665,517
2.30%, 04/27/17	1,000,000	1,006,761
5.63%, 09/15/17	1,100,000	1,262,331
5.63%, 05/01/18	1,000,000	1,149,540
5.30%, 02/11/21	350,000	392,834
4.65%, 10/17/21	300,000	333,158
Series A, 6.75%, 03/15/32	1,128,000	1,396,670
6.15%, 08/07/37	1,200,000	1,417,709
6.38%, 11/15/67 (a)	275,000	286,344
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	236,463
JPMorgan Chase & Co.
3.70%, 01/20/15	805,000	839,681
4.75%, 03/01/15	254,000	271,944
5.15%, 10/01/15	501,000	537,609
3.15%, 07/05/16	350,000	359,941
4.25%, 10/15/20	350,000	367,680
4.63%, 05/10/21	500,000	534,993
5.60%, 07/15/41	400,000	453,456
5.40%, 01/06/42	500,000	549,011
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	750,000	749,996
Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	750,000	751,447
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	345,469
5.45%, 04/10/17	850,000	993,930
Series C, 8.00%, 03/01/32	159,000	233,587
Western Union Co. (The), 6.20%, 11/17/36	300,000	319,312

		42,482,606

Diversified Telecommunication Services 1.1%
AT&T, Inc.
5.10%, 09/15/14	1,003,000	1,095,101
5.63%, 06/15/16	295,000	341,545
1.60%, 02/15/17	500,000	500,640
4.45%, 05/15/21	350,000	396,205
6.15%, 09/15/34	1,161,000	1,399,128
6.50%, 09/01/37	250,000	317,841
6.30%, 01/15/38	250,000	311,398
6.55%, 02/15/39	410,000	527,678
5.35%, 09/01/40	395,000	453,327
5.55%, 08/15/41	400,000	476,783

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
BellSouth Corp.
5.20%, 09/15/14	$501,000	$545,224
6.55%, 06/15/34	177,000	207,869
British Telecommunications PLC
5.95%, 01/15/18	750,000	878,541
9.63%, 12/15/30 (c)	250,000	375,983
CenturyLink, Inc., Series T, 5.80%, 03/15/22	650,000	647,078
Corning, Inc.
4.25%, 08/15/20	250,000	276,899
4.70%, 03/15/37	250,000	259,019
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	769,237
5.75%, 03/23/16	697,000	781,608
8.75%, 06/15/30	369,000	512,184
Embarq Corp., 8.00%, 06/01/36	550,000	574,527
France Telecom SA
8.50%, 03/01/31	407,000	571,196
5.38%, 01/13/42	250,000	264,103
GTE Corp.
6.84%, 04/15/18	206,000	252,306
6.94%, 04/15/28	147,000	185,143
Telecom Italia Capital SA
4.95%, 09/30/14	295,000	292,788
5.25%, 10/01/15	940,000	930,600
6.00%, 09/30/34	380,000	291,650
Telefonica Emisiones SAU
6.42%, 06/20/16	1,770,000	1,698,499
5.46%, 02/16/21	500,000	435,397
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	258,354
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	659,900
5.50%, 02/15/18	150,000	177,548
8.75%, 11/01/18	550,000	755,999
6.35%, 04/01/19	450,000	560,923
5.85%, 09/15/35	118,000	145,726
6.00%, 04/01/41	250,000	316,937
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,678,532
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	135,938

		21,259,354

Electric Utilities 1.6%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,636,033
Alabama Power Co., 5.70%, 02/15/33	574,000	704,846

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
American Electric Power Co., Inc., 5.25%, 06/01/15	$192,000	$208,651
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	236,002
Arizona Public Service Co., 5.50%, 09/01/35	215,000	250,599
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,323,004
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	460,874
Consolidated Edison Co. of New York, Inc.
Series 05-C, 5.38%, 12/15/15	177,000	200,871
Series 08-A, 5.85%, 04/01/18	1,000,000	1,218,572
Series 03-A, 5.88%, 04/01/33	118,000	143,198
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	339,852
5.20%, 08/15/19	200,000	235,545
Series E, 6.30%, 03/15/33	10,000	12,711
Series B, 5.95%, 06/15/35	251,000	310,724
Series C, 4.90%, 08/01/41	200,000	226,031
DTE Energy Co., 6.35%, 06/01/16	913,000	1,060,689
Duke Energy Carolinas LLC
3.90%, 06/15/21	100,000	111,497
4.25%, 12/15/41	300,000	323,404
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,399,442
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	218,690
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	80,470
Edison International, 3.75%, 09/15/17	500,000	527,233
Entergy Corp., 5.13%, 09/15/20	400,000	415,282
Exelon Corp.
4.90%, 06/15/15	413,000	448,882
5.63%, 06/15/35	836,000	905,980
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	832,244
Florida Power & Light Co.
5.85%, 02/01/33	100,000	128,122
5.95%, 10/01/33	77,000	101,553
5.40%, 09/01/35	130,000	159,391
5.65%, 02/01/37	450,000	573,160
4.13%, 02/01/42	250,000	261,748
Florida Power Corp., 5.90%, 03/01/33	318,000	386,819
Georgia Power Co., 4.30%, 03/15/42	500,000	520,831

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Great Plains Energy, Inc., 4.85%, 06/01/21	$100,000	$107,398
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	717,165
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	248,504
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	679,561
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	329,119
Nevada Power Co., 5.45%, 05/15/41	150,000	180,130
Nisource Finance Corp., 5.95%, 06/15/41	600,000	670,561
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	230,994
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	300,359
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	692,000	765,283
4.55%, 12/01/41 (d)	150,000	142,825
5.30%, 06/01/42 (d)	150,000	157,966
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	502,047
3.50%, 10/01/20	300,000	323,132
6.25%, 03/01/39	600,000	789,465
PacifiCorp
5.25%, 06/15/35	177,000	208,334
4.10%, 02/01/42	1,000,000	1,033,634
Progress Energy, Inc.
4.40%, 01/15/21	700,000	778,262
7.75%, 03/01/31	236,000	331,853
PSEG Power LLC
5.50%, 12/01/15	413,000	462,611
5.13%, 04/15/20 (b)	250,000	277,260
Public Service Co. of Colorado Series 15, 5.50%, 04/01/14	251,000	271,711
3.20%, 11/15/20	250,000	267,808
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	413,765
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	179,319
San Diego Gas & Electric Co., 3.95%, 11/15/41	600,000	631,463
Scottish Power Ltd., 5.81%, 03/15/25	118,000	115,401
South Carolina Electric & Gas Co.
6.50%, 11/01/18	250,000	313,603
6.05%, 01/15/38	150,000	194,408

14	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Southern California Edison Co.
6.00%, 01/15/34	$177,000	$233,684
Series 05-B, 5.55%, 01/15/36	436,000	545,568
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	309,066
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	169,668
Tampa Electric Co., 5.40%, 05/15/21	500,000	600,938
Union Electric Co., 6.70%, 02/01/19	141,000	177,560
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	168,148
Westar Energy, Inc., 6.00%, 07/01/14	265,000	290,057
Wisconsin Electric Power Co.
2.95%, 09/15/21	300,000	312,024
5.63%, 05/15/33	59,000	73,853
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	287,447
4.70%, 05/15/20	250,000	288,832
6.50%, 07/01/36	177,000	239,580

		31,283,316

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	79,057
Honeywell International, Inc.
5.40%, 03/15/16 (b)	705,000	807,518
5.30%, 03/01/18	840,000	1,001,334
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	161,003
Thermo Fisher Scientific, Inc.
2.05%, 02/21/14	100,000	102,196
3.20%, 03/01/16	400,000	428,213
3.60%, 08/15/21	250,000	268,898

		2,848,219

Electronic Equipment, Instruments & Components 0.0%†
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	537,522

Energy Equipment & Services 0.1%
Baker Hughes, Inc.
3.20%, 08/15/21	500,000	521,593
5.13%, 09/15/40	200,000	233,805
Halliburton Co., 6.70%, 09/15/38	400,000	545,516

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Weatherford International Ltd.
9.63%, 03/01/19	$200,000	$260,649
5.13%, 09/15/20	500,000	536,774
5.95%, 04/15/42	250,000	262,976

		2,361,313

Food & Staples Retailing 0.1%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	986,208
Kroger Co. (The)
7.50%, 04/01/31	257,000	334,277
5.40%, 07/15/40	200,000	210,216
Safeway, Inc.
5.63%, 08/15/14	177,000	189,943
3.40%, 12/01/16	650,000	661,962
5.00%, 08/15/19	200,000	206,880
3.95%, 08/15/20	100,000	96,491
Sysco Corp., 5.38%, 09/21/35	106,000	132,782

		2,818,759

Food Products 0.4%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	428,365
5.38%, 09/15/35	147,000	173,475
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	94,036
4.10%, 03/15/16	400,000	417,102
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13 (d)	177,000	185,411
Campbell Soup Co.
4.88%, 10/01/13	236,000	248,082
4.25%, 04/15/21	100,000	113,291
ConAgra Foods, Inc., 7.00%, 10/01/28	221,000	269,817
General Mills, Inc.
1.55%, 05/16/14	700,000	710,136
3.15%, 12/15/21	750,000	767,483
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	109,604
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	209,362
Kellogg Co.
4.00%, 12/15/20	250,000	275,185
Series B, 7.45%, 04/01/31	147,000	201,334
Kraft Foods Group, Inc., 5.00%, 06/04/42 (d)	350,000	370,432
Kraft Foods, Inc.
6.50%, 08/11/17	250,000	303,321
6.50%, 11/01/31	189,000	233,050
7.00%, 08/11/37	910,000	1,197,471

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
Sara Lee Corp., 2.75%, 09/15/15	$250,000	$256,052
Tyson Foods, Inc., 4.50%, 06/15/22	750,000	772,500
Unilever Capital Corp.
2.75%, 02/10/16	400,000	423,171
5.90%, 11/15/32	206,000	284,678

		8,043,358

Gas Utilities 0.7%
Atmos Energy Corp., 4.95%, 10/15/14	265,000	286,224
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	94,695
Buckeye Partners LP, 4.88%, 02/01/21	250,000	248,522
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	332,957
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,160,610
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	323,478
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	740,468
Energy Transfer Partners LP
5.95%, 02/01/15	250,000	272,306
6.70%, 07/01/18	350,000	401,468
4.65%, 06/01/21	200,000	206,622
5.20%, 02/01/22	500,000	535,456
6.05%, 06/01/41	75,000	76,159
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	1,194,000	1,308,667
3.20%, 02/01/16	250,000	261,869
4.05%, 02/15/22	250,000	265,116
6.13%, 10/15/39	285,000	322,855
6.45%, 09/01/40	250,000	297,713
Kern River Funding Corp., 4.89%, 04/30/18 (d)	51,654	56,465
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	52,864
6.85%, 02/15/20	935,000	1,122,586
5.80%, 03/15/35	206,000	218,164
6.38%, 03/01/41	250,000	285,032
NuStar Logistics LP, 4.80%, 09/01/20	200,000	203,773
ONEOK Partners LP
3.25%, 02/01/16	800,000	839,357
6.13%, 02/01/41	100,000	112,758
ONEOK, Inc., 4.25%, 02/01/22	500,000	523,629

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/13	$330,000	$351,407
3.95%, 09/15/15	200,000	214,227
5.15%, 06/01/42	450,000	475,528
Sempra Energy, 6.00%, 10/15/39	470,000	583,785
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (d)	250,000	286,201
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	388,515
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	190,163
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	275,230
Williams Partners LP
7.25%, 02/01/17	150,000	179,731
5.25%, 03/15/20	500,000	561,778
6.30%, 04/15/40	150,000	177,647

		14,234,025

Health Care Providers & Services 0.7%
Aetna, Inc.
6.00%, 06/15/16	550,000	638,687
6.63%, 06/15/36	250,000	319,698
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	261,730
Aristotle Holding, Inc.
3.50%, 11/15/16 (d)	250,000	263,216
3.90%, 02/15/22 (d)	750,000	777,386
6.13%, 11/15/41 (d)	150,000	182,277
Baxter International, Inc.
4.63%, 03/15/15	77,000	84,717
1.85%, 01/15/17	500,000	510,922
5.38%, 06/01/18	400,000	476,285
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	364,259
Boston Scientific Corp.
4.50%, 01/15/15	400,000	426,222
6.00%, 01/15/20	200,000	238,525
Cardinal Health, Inc., 3.20%, 06/15/22	550,000	557,009
Cigna Corp.
4.50%, 03/15/21	300,000	322,774
5.38%, 02/15/42	150,000	159,599
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	281,027
Covidien International Finance SA, 6.00%, 10/15/17	400,000	483,740
Express Scripts, Inc., 3.13%, 05/15/16	350,000	364,410

16	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Kaiser Foundation Hospitals, 4.88%, 04/01/42	$250,000	$275,461
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	156,517
McKesson Corp., 6.00%, 03/01/41	250,000	329,270
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	246,757
4.13%, 09/15/20	300,000	318,074
Medtronic, Inc., 4.45%, 03/15/20	800,000	918,206
Quest Diagnostics, Inc.
5.45%, 11/01/15	324,000	361,362
4.70%, 04/01/21	500,000	556,759
St. Jude Medical, Inc., 2.50%, 01/15/16	300,000	311,625
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	338,438
5.80%, 03/15/36	708,000	873,629
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,125,675
5.25%, 01/15/16	324,000	361,793
3.70%, 08/15/21	100,000	105,571
5.95%, 12/15/34	118,000	139,650
4.63%, 05/15/42	500,000	515,439
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	205,803

		13,852,512

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	164,792
McDonald’s Corp.
5.35%, 03/01/18	360,000	432,259
4.88%, 07/15/40	250,000	295,759
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	163,324
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	397,314

		1,453,448

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	230,000	248,002
Emerson Electric Co., 6.00%, 08/15/32	83,000	109,108

		357,110

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	521,206

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Products (continued)
Kimberly-Clark Corp.
4.88%, 08/15/15 (b)	$800,000	$889,403
6.63%, 08/01/37	130,000	187,491

		1,598,100

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	564,508
Danaher Corp.
2.30%, 06/23/16	200,000	208,806
3.90%, 06/23/21	100,000	111,403
Dover Corp.
4.88%, 10/15/15	224,000	250,193
5.38%, 03/01/41	100,000	122,986
General Electric Co., 5.25%, 12/06/17	600,000	700,645
Illinois Tool Works, Inc., 4.88%, 09/15/41 (d)	200,000	227,577
Tyco Electronics Group SA
6.55%, 10/01/17	400,000	477,525
3.50%, 02/03/22	500,000	498,377
Tyco International Finance SA, 4.13%, 10/15/14	800,000	863,392

		4,025,412

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	215,706
International Business Machines Corp.
1.00%, 08/05/13	600,000	603,458
1.95%, 07/22/16	150,000	154,305
2.90%, 11/01/21	200,000	209,499
5.88%, 11/29/32	683,000	904,136
4.00%, 06/20/42	300,000	313,590

		2,400,694

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	610,435
Aflac, Inc., 6.45%, 08/15/40	200,000	231,559
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	169,333
Alleghany Corp., 4.95%, 06/27/22	400,000	407,567
Allstate Corp. (The)
6.13%, 12/15/32	118,000	141,203
5.55%, 05/09/35	88,000	102,247
5.95%, 04/01/36	118,000	143,243
5.20%, 01/15/42	250,000	280,776
6.50%, 05/15/67 (a)	195,000	192,075

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
American International Group, Inc.
5.05%, 10/01/15	$147,000	$156,023
5.60%, 10/18/16	585,000	636,116
5.85%, 01/16/18	400,000	442,209
8.25%, 08/15/18	500,000	603,593
8.18%, 05/15/68 (a)	425,000	461,125
6.25%, 03/15/87	275,000	254,375
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,504,000	1,654,767
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	524,167
Chubb Corp. (The)
6.00%, 05/11/37	315,000	404,398
6.38%, 03/29/67 (a)	400,000	413,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	549,405
Genworth Financial, Inc.
5.75%, 06/15/14 (b)	88,000	89,425
6.50%, 06/15/34	206,000	176,130
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	350,000	360,415
6.10%, 10/01/41	309,000	298,873
Lincoln National Corp.
4.85%, 06/24/21	100,000	104,739
6.15%, 04/07/36	440,000	465,134
Marsh & McLennan Cos., Inc.
5.75%, 09/15/15	43,000	47,691
4.80%, 07/15/21	600,000	653,323
MetLife, Inc.
5.50%, 06/15/14	265,000	285,682
4.75%, 02/08/21	350,000	389,627
5.70%, 06/15/35	159,000	188,487
6.40%, 12/15/66	500,000	490,138
Nationwide Financial Services, Inc., 6.75%, 05/15/67 (e)	105,000	99,750
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	453,664
Progressive Corp. (The)
3.75%, 08/23/21	200,000	215,884
6.25%, 12/01/32	162,000	203,168
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	295,000	316,202
3.00%, 05/12/16	150,000	154,289
Series B, 5.75%, 07/15/33	147,000	152,346
6.63%, 06/21/40	500,000	569,872
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	104,302

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Travelers Cos., Inc. (The)
5.75%, 12/15/17	$335,000	$400,048
5.35%, 11/01/40	250,000	301,724
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	246,005
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	108,980
Willis North America, Inc., 5.63%, 07/15/15	177,000	192,040
XL Group PLC, 5.25%, 09/15/14	779,000	820,574

		16,266,128

Internet & Catalog Retail 0.0%†
eBay, Inc. 0.88%, 10/15/13	250,000	251,461
3.25%, 10/15/20	200,000	209,511
Expedia, Inc., 5.95%, 08/15/20	100,000	104,771

		565,743

Internet Software & Services 0.0%†
Google, Inc.
1.25%, 05/19/14	300,000	304,661
2.13%, 05/19/16	100,000	104,375

		409,036

Leisure Equipment & Products 0.0%†
Mattel, Inc., 5.45%, 11/01/41	150,000	163,957

Machinery 0.2%
Caterpillar, Inc.
1.38%, 05/27/14	500,000	506,377
3.90%, 05/27/21	500,000	556,771
2.60%, 06/26/22	350,000	349,083
7.30%, 05/01/31	100,000	144,914
6.05%, 08/15/36	177,000	231,907
Deere & Co.
8.10%, 05/15/30	500,000	742,686
3.90%, 06/09/42	250,000	248,376
IDEX Corp., 4.20%, 12/15/21	300,000	311,131

		3,091,245

Media 1.1%
CBS Corp.
1.95%, 07/01/17	500,000	499,500
8.88%, 05/15/19	50,000	66,119
5.75%, 04/15/20	250,000	290,770
7.88%, 07/30/30	80,000	102,803
5.50%, 05/15/33	118,000	123,901

18	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	$118,000	$171,775
Comcast Corp.
5.90%, 03/15/16	413,000	475,631
6.50%, 01/15/17	1,013,000	1,205,948
5.70%, 07/01/19	500,000	594,252
7.05%, 03/15/33	295,000	372,526
6.50%, 11/15/35	100,000	121,678
6.95%, 08/15/37	295,000	378,903
6.40%, 03/01/40	350,000	436,658
COX Communications, Inc.
5.45%, 12/15/14	354,000	389,537
5.50%, 10/01/15	383,000	431,196
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	526,499
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	260,450
3.50%, 03/01/16	500,000	527,370
4.60%, 02/15/21	1,000,000	1,063,538
3.80%, 03/15/22	750,000	758,470
Discovery Communications LLC, 5.05%, 06/01/20	500,000	564,890
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	304,486
Historic TW, Inc., 6.88%, 06/15/18	176,000	216,852
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	574,036
4.38%, 04/01/21	800,000	880,101
5.95%, 04/01/41	200,000	236,095
News America, Inc.
5.30%, 12/15/14	367,000	402,242
8.00%, 10/17/16	118,000	145,004
4.50%, 02/15/21	250,000	274,088
7.28%, 06/30/28	77,000	90,482
6.55%, 03/15/33	300,000	338,327
6.20%, 12/15/34	245,000	278,738
6.65%, 11/15/37	150,000	175,097
6.15%, 02/15/41	250,000	292,339
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	203,937
4.45%, 08/15/20	150,000	161,740
3.63%, 05/01/22	50,000	50,805
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	740,281
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	788,081
6.75%, 07/01/18	585,000	712,637
8.25%, 04/01/19	700,000	914,689
6.75%, 06/15/39	900,000	1,096,899

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Time Warner, Inc.
7.63%, 04/15/31	$777,000	$1,003,605
7.70%, 05/01/32	582,000	759,997
5.38%, 10/15/41	200,000	212,827
Viacom, Inc.
3.88%, 12/15/21	600,000	637,306
6.88%, 04/30/36	324,000	419,494
Walt Disney Co. (The)
Series B, 6.20%, 06/20/14	413,000	456,965
3.75%, 06/01/21	500,000	549,194
WPP Finance 2010, 4.75%, 11/21/21	400,000	419,738

		22,698,496

Metals & Mining 0.7%
Alcoa, Inc.
5.40%, 04/15/21	250,000	248,943
5.87%, 02/23/22 (b)	625,000	643,008
ArcelorMittal
4.50%, 02/25/17	750,000	738,531
6.13%, 06/01/18	1,510,000	1,531,060
5.50%, 03/01/21 (b)	200,000	189,303
Barrick Gold Corp.
1.75%, 05/30/14	500,000	506,139
2.90%, 05/30/16	125,000	131,118
5.25%, 04/01/42	550,000	589,214
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	247,904
Barrick North America Finance LLC, 4.40%, 05/30/21	700,000	754,480
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	285,000	325,034
3.25%, 11/21/21	250,000	260,898
2.88%, 02/24/22	500,000	505,249
Cliffs Natural Resources, Inc.
5.90%, 03/15/20	350,000	369,657
4.88%, 04/01/21	200,000	196,429
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/22	600,000	590,327
Kinross Gold Corp., 5.13%, 09/01/21	150,000	151,762
Newmont Mining Corp.
5.13%, 10/01/19	150,000	169,450
5.88%, 04/01/35	236,000	254,212
4.88%, 03/15/42	500,000	487,550
Placer Dome, Inc., 6.38%, 03/01/33	139,000	167,332
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	325,095
5.75%, 06/01/35	206,000	243,319

2012 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	$500,000	$519,628
3.50%, 11/02/20	450,000	478,742
4.13%, 05/20/21	500,000	549,665
Southern Copper Corp., 6.75%, 04/16/40	250,000	264,740
Teck Resources Ltd.
3.00%, 03/01/19	750,000	745,055
4.75%, 01/15/22 (b)	700,000	752,155
Vale Overseas Ltd.
4.38%, 01/11/22	250,000	254,581
6.88%, 11/21/36	944,000	1,094,996

		14,285,576

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	1,014,149
Kohl’s Corp., 4.00%, 11/01/21 (b)	650,000	675,584
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	250,000	288,165
3.88%, 01/15/22	500,000	525,687
6.90%, 04/01/29	75,000	88,690
6.70%, 07/15/34	150,000	180,257
Nordstrom, Inc., 4.00%, 10/15/21	500,000	548,404
Target Corp.
6.00%, 01/15/18	500,000	612,352
7.00%, 07/15/31	174,000	238,603
6.35%, 11/01/32	313,000	415,320
4.00%, 07/01/42	350,000	344,759
Wal-Mart Stores, Inc.
3.20%, 05/15/14	900,000	944,680
3.63%, 07/08/20	500,000	552,054
3.25%, 10/25/20	500,000	536,498
7.55%, 02/15/30	118,000	176,856
5.25%, 09/01/35	708,000	856,865
5.00%, 10/25/40	250,000	298,946
5.63%, 04/15/41	475,000	618,199

		8,916,068

Office Electronics 0.1%
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	299,289
4.75%, 05/15/18 (b)	88,000	88,572
Xerox Corp.
6.35%, 05/15/18	250,000	291,465
4.50%, 05/15/21	250,000	259,428

		938,754

Oil, Gas & Consumable Fuels 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	375,163

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.
5.95%, 09/15/16	$100,000	$113,478
6.38%, 09/15/17	100,000	116,163
6.45%, 09/15/36	531,000	613,905
Apache Corp.
7.63%, 07/01/19	59,000	75,404
3.63%, 02/01/21	500,000	538,748
5.10%, 09/01/40	100,000	114,828
4.75%, 04/15/43	500,000	555,387
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	533,472
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	159,867
BP Capital Markets PLC
3.88%, 03/10/15	900,000	964,445
3.20%, 03/11/16	400,000	425,443
4.50%, 10/01/20	200,000	225,167
3.56%, 11/01/21	750,000	793,995
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	416,536
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	907,186
Chevron Corp., 3.95%, 03/03/14	585,000	617,180
ConocoPhillips
4.60%, 01/15/15	950,000	1,040,055
5.90%, 10/15/32	177,000	223,774
6.50%, 02/01/39	650,000	900,124
Devon Energy Corp.
2.40%, 07/15/16	300,000	308,432
3.25%, 05/15/22	500,000	508,693
7.95%, 04/15/32	350,000	502,502
Ensco PLC, 4.70%, 03/15/21	500,000	544,619
EOG Resources, Inc.
5.63%, 06/01/19	130,000	155,981
4.10%, 02/01/21	400,000	443,885
EQT Corp., 4.88%, 11/15/21	250,000	255,359
Hess Corp.
7.30%, 08/15/31	354,000	442,987
5.60%, 02/15/41	250,000	265,291
Husky Energy, Inc., 3.95%, 04/15/22	600,000	611,677
Marathon Oil Corp., 6.80%, 03/15/32	118,000	151,614
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	671,764
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	533,533

20	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
4.15%, 12/15/21	$600,000	$630,927
6.00%, 03/01/41	150,000	171,273
Noble Holding International Ltd.
4.63%, 03/01/21	500,000	530,541
3.95%, 03/15/22	500,000	505,593
Occidental Petroleum Corp.
3.13%, 02/15/22	600,000	625,518
2.70%, 02/15/23	500,000	503,145
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,278,060
Petrobras International Finance Co.
3.88%, 01/27/16	750,000	774,330
3.50%, 02/06/17	750,000	769,863
5.75%, 01/20/20	1,425,000	1,558,776
5.38%, 01/27/21	750,000	808,328
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	281,143
Petroleos Mexicanos
5.50%, 01/21/21	275,000	310,750
4.88%, 01/24/22 (d)	250,000	270,000
5.50%, 06/27/44 (d)	350,000	357,875
Phillips 66, 5.88%, 05/01/42 (d)	382,000	411,218
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	451,089
Shell International Finance BV
4.00%, 03/21/14	1,000,000	1,058,740
6.38%, 12/15/38	820,000	1,160,376
Southwestern Energy Co., 4.10%, 03/15/22 (d)	500,000	506,769
Statoil ASA, 3.13%, 08/17/17	250,000	269,252
Total Capital Canada Ltd., 1.63%, 01/28/14	500,000	507,839
Total Capital International SA, 2.88%, 02/17/22 (b)	500,000	506,935
Total Capital SA, 2.30%, 03/15/16	500,000	519,059
Transocean, Inc.
4.95%, 11/15/15	750,000	807,505
6.38%, 12/15/21	500,000	571,884
7.50%, 04/15/31	177,000	206,050
Valero Energy Corp.
7.50%, 04/15/32	118,000	136,709
6.63%, 06/15/37	455,000	510,185

		32,106,389

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	181,945

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products (continued)
Domtar Corp., 10.75%, 06/01/17	$50,000	$64,248
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	352,448
International Paper Co.
5.30%, 04/01/15	206,000	225,445
9.38%, 05/15/19	665,000	892,740
6.00%, 11/15/41	500,000	563,710

		2,280,536

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	153,027
Procter & Gamble Co. (The)
1.80%, 11/15/15	250,000	258,071
4.85%, 12/15/15	177,000	200,633
1.45%, 08/15/16	250,000	254,814
5.80%, 08/15/34	545,000	731,040

		1,597,585

Pharmaceuticals 0.8%
Abbott Laboratories
5.88%, 05/15/16	481,000	567,163
6.00%, 04/01/39	1,040,000	1,378,134
AstraZeneca PLC
5.40%, 06/01/14	295,000	321,680
5.90%, 09/15/17	400,000	480,550
6.45%, 09/15/37	200,000	270,793
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,499,636
Eli Lilly & Co.
4.20%, 03/06/14	1,000,000	1,060,636
7.13%, 06/01/25	118,000	164,965
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	500,000	500,906
2.85%, 05/08/22	750,000	762,905
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	243,992
Johnson & Johnson
1.20%, 05/15/14	600,000	608,151
2.95%, 09/01/20	200,000	214,853
4.95%, 05/15/33	663,000	803,682
Merck & Co., Inc.
4.75%, 03/01/15	354,000	391,119
6.40%, 03/01/28	74,000	101,133
5.95%, 12/01/28	162,000	212,240
Novartis Capital Corp., 4.13%, 02/10/14	1,000,000	1,055,681
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	560,345

2012 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Pfizer, Inc.
4.65%, 03/01/18	$265,000	$304,648
7.20%, 03/15/39	525,000	797,073
Pharmacia Corp., 6.60%, 12/01/28	177,000	239,249
Sanofi, 2.63%, 03/29/16	500,000	524,603
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,492,033
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	72,573
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	184,517
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	190,372
Wyeth LLC
5.50%, 02/15/16	634,000	733,684
6.50%, 02/01/34	206,000	282,264

		16,019,580

Real Estate Investment Trusts (REITs) 0.4%
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	525,187
Boston Properties LP
5.00%, 06/01/15	590,000	641,035
5.63%, 11/15/20	465,000	534,616
Camden Property Trust, 5.00%, 06/15/15	147,000	158,436
CommonWealth REIT, 5.75%, 02/15/14	177,000	181,266
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	266,128
ERP Operating LP
5.25%, 09/15/14	472,000	508,504
5.38%, 08/01/16	295,000	330,419
HCP, Inc.
6.00%, 01/30/17	472,000	528,799
5.38%, 02/01/21	200,000	221,161
Health Care REIT, Inc.
6.00%, 11/15/13	177,000	185,584
4.13%, 04/01/19	600,000	609,452
5.25%, 01/15/22	400,000	424,306
Kilroy Realty LP, 4.80%, 07/15/18	300,000	315,301
Simon Property Group LP
5.10%, 06/15/15	531,000	577,772
6.10%, 05/01/16	413,000	470,012
2.80%, 01/30/17	500,000	514,702
5.65%, 02/01/20	250,000	291,625
3.38%, 03/15/22	500,000	502,209

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
UDR, Inc., 4.25%, 06/01/18	$100,000	$106,599
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19	500,000	512,747
4.75%, 06/01/21	150,000	155,826

		8,561,686

Real Estate Management & Development 0.0%†
ProLogis LP, 6.63%, 05/15/18	600,000	692,055
Road & Rail 0.4%
Burlington Northern Santa Fe LLC
7.95%, 08/15/30	206,000	288,370
5.05%, 03/01/41	500,000	550,270
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	378,145
CSX Corp.
5.50%, 08/01/13	507,000	532,297
7.38%, 02/01/19	400,000	510,251
3.70%, 10/30/20	300,000	316,255
5.50%, 04/15/41	150,000	168,635
Norfolk Southern Corp.
5.90%, 06/15/19	400,000	488,483
3.25%, 12/01/21	1,000,000	1,033,672
3.00%, 04/01/22	500,000	505,773
5.59%, 05/17/25	84,000	101,476
Union Pacific Corp.
5.13%, 02/15/14	600,000	639,591
6.25%, 05/01/34	236,000	297,713
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	164,377
8.38%, 04/01/30 (c)	177,000	259,588
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	535,379
6.20%, 01/15/38	295,000	405,429

		7,175,704

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	445,503
Broadcom Corp., 2.70%, 11/01/18	100,000	103,108
Intel Corp., 4.80%, 10/01/41	600,000	687,140
Texas Instruments, Inc., 1.38%, 05/15/14	250,000	252,761

		1,488,512

22	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Software 0.2%
Microsoft Corp.
2.95%, 06/01/14	$420,000	$439,031
2.50%, 02/08/16	250,000	264,825
3.00%, 10/01/20	500,000	543,346
4.50%, 10/01/40	300,000	344,865
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,284,821
5.25%, 01/15/16	72,000	82,551
5.00%, 07/08/19	200,000	237,472
5.38%, 07/15/40	600,000	735,138

		3,932,049

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	600,000	612,687
Japan Finance Corp.
Series DTC, 2.88%, 02/02/15	300,000	315,593
Series DTC, 2.50%, 01/21/16 (b)	500,000	526,782
2.50%, 05/18/16	200,000	211,295
2.25%, 07/13/16	225,000	235,621

		1,901,978

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	534,427
Best Buy Co., Inc., 5.50%, 03/15/21 (b)	200,000	183,613
Gap, Inc. (The), 5.95%, 04/12/21	150,000	155,476
Home Depot, Inc. (The)
5.40%, 03/01/16	590,000	680,166
5.88%, 12/16/36	300,000	384,067
5.95%, 04/01/41	150,000	195,157
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	299,433
5.80%, 10/15/36	300,000	365,467
4.65%, 04/15/42	250,000	265,475

		3,063,281

Supranational 0.1%
Corp. Andina de Fomento
3.75%, 01/15/16	250,000	259,810
4.38%, 06/15/22	350,000	357,501
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	508,317

		1,125,628

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	136,084
VF Corp., 3.50%, 09/01/21	200,000	213,243

		349,327

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	$800,000	$1,107,014
9.25%, 08/06/19	700,000	972,501
10.20%, 02/06/39	250,000	406,681
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	886,093
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	483,076
6.38%, 05/16/38	460,000	615,376

		4,470,741

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	295,000	327,898
5.00%, 03/30/20	500,000	567,822
6.38%, 03/01/35	177,000	219,845
6.13%, 03/30/40	350,000	430,787
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	546,888
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,085,723
Vodafone Group PLC
5.00%, 12/16/13	664,000	703,886
4.15%, 06/10/14	865,000	917,547
2.88%, 03/16/16	400,000	420,871
1.63%, 03/20/17	600,000	600,104
7.88%, 02/15/30	206,000	291,276

		6,112,647

Total Corporate Bonds (cost $395,312,480)		428,053,853

Municipal Bonds 0.9%
California 0.3%
Bay Area Toll Authority
Series S1, 6.79%, 04/01/30	250,000	315,812
Series F-2, 6.26%, 04/01/49	250,000	333,278
Los Angeles Community College District, 6.75%, 08/01/49	300,000	397,449
Los Angeles Department of Water & Power, 6.57%, 07/01/45	500,000	720,250
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	544,035
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	245,666

2012 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
State of California
5.25%, 04/01/14	$500,000	$535,905
5.45%, 04/01/15	300,000	331,845
7.55%, 04/01/39	1,410,000	1,813,147
University of California, 5.95%, 05/15/45	500,000	619,150

		5,856,537

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	626,380

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	1,000,000	1,146,160

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	595,190
State of Illinois
5.88%, 03/01/19	200,000	221,780
4.95%, 06/01/23	160,000	163,168
5.10%, 06/01/33	1,445,000	1,365,814

		2,345,952

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	565,415

New Jersey 0.1%
New Jersey Economic Development Authority
Series B, 0.00%, 02/15/20	650,000	482,346
Series A, 7.43%, 02/15/29	125,000	153,250
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,151,543
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	311,987

		2,099,126

New York 0.2%
City of New York, 5.97%, 03/01/36	250,000	307,447
Metropolitan Transportation Authority, 7.34%, 11/15/39	760,000	1,112,290
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	250,000	312,540

Municipal Bonds (continued)

	Principal Amount	Market Value

New York (continued)
New York City Transitional Finance Authority, 5.57%, 11/01/38	$500,000	$609,200
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	555,494
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	795,026

		3,691,997

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	338,901

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	572,820

Puerto Rico 0.0%†
Government Development Bank for Puerto Rico, Series B, 3.67%, 05/01/14	300,000	305,292

Texas 0.1%
Dallas Area Rapid Transit, 6.00%, 12/01/44	500,000	681,295
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	181,305

		862,600

Total Municipal Bonds (cost $15,497,348)		18,411,180

Sovereign Bonds 2.7%
BRAZIL 0.2%
Brazilian Government International Bond
10.50%, 07/14/14 (b)	700,000	836,500
4.88%, 01/22/21	500,000	578,250
7.13%, 01/20/37	2,105,000	3,036,462

		4,451,212

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	320,000	333,963
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,036,073

24	Semiannual Report 2012

Sovereign Bonds (continued)

	Principal Amount	Market Value

CANADA (continued)
Province of Ontario Canada
4.10%, 06/16/14	$2,470,000	$2,635,391
4.50%, 02/03/15	667,000	729,395
4.75%, 01/19/16	295,000	332,679
2.30%, 05/10/16	500,000	521,627
3.00%, 07/16/18	250,000	268,504
Province of Quebec Canada
4.60%, 05/26/15 (b)	354,000	393,308
3.50%, 07/29/20	400,000	440,000
7.50%, 09/15/29	578,000	888,660

		7,579,600

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	295,000	308,583

COLOMBIA 0.1%
Colombia Government International Bond
7.38%, 03/18/19	900,000	1,176,750
4.38%, 07/12/21	1,150,000	1,291,450
7.38%, 09/18/37	225,000	332,325

		2,800,525

GERMANY 0.0%†
Kreditanstalt fuer Wiederaufbau, 0.63%, 04/24/15	500,000	499,888

ITALY 0.1%
Italian Republic
4.50%, 01/21/15 (b)	938,000	945,743
4.75%, 01/25/16	413,000	406,985
6.88%, 09/27/23	251,000	254,615
5.38%, 06/15/33	541,000	477,095

		2,084,438

MEXICO 0.2%
Mexico Government International Bond
5.63%, 01/15/17	800,000	931,000
5.13%, 01/15/20	1,000,000	1,172,500
3.63%, 03/15/22	500,000	530,750
6.75%, 09/27/34	1,246,000	1,700,790
4.75%, 03/08/44	400,000	431,000
5.75%, 10/12/10	200,000	227,500

		4,993,540

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,167,500

Sovereign Bonds (continued)

	Principal Amount	Market Value

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	$1,840,000	$2,364,400

POLAND 0.1%
Poland Government International Bond
5.00%, 10/19/15	224,000	245,280
6.38%, 07/15/19	750,000	883,380
5.13%, 04/21/21	200,000	221,100
5.00%, 03/23/22	300,000	327,450

		1,677,210

SOUTH AFRICA 0.1%
South Africa Government International Bond
6.50%, 06/02/14	206,000	226,188
4.67%, 01/17/24	500,000	541,250
6.25%, 03/08/41	200,000	253,000

		1,020,438

SUPRANATIONAL 1.3%
African Development Bank, 2.50%, 03/15/16	500,000	531,580
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,913,482
Council Of Europe Development Bank
1.50%, 01/15/15	200,000	202,925
1.50%, 06/19/17	500,000	498,070
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	528,984
European Investment Bank
4.25%, 07/15/13	3,000,000	3,114,252
3.00%, 04/08/14 (b)	1,260,000	1,310,345
4.63%, 05/15/14	895,000	958,296
3.13%, 06/04/14	450,000	469,837
1.13%, 08/15/14	600,000	605,763
1.13%, 04/15/15 (b)	750,000	756,412
4.63%, 10/20/15	2,325,000	2,594,540
2.50%, 05/16/16	900,000	940,413
5.13%, 09/13/16	350,000	404,900
1.25%, 10/14/16	750,000	750,900
5.13%, 05/30/17 (b)	325,000	379,963
4.00%, 02/16/21 (b)	500,000	557,377
Inter-American Development Bank
3.00%, 04/22/14	275,000	287,506
2.25%, 07/15/15	750,000	785,400
5.13%, 09/13/16	235,000	276,720
1.75%, 08/24/18	300,000	310,920

2012 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
International Bank for Reconstruction & Development
1.13%, 08/25/14	$1,600,000	$1,619,789
1.00%, 09/15/16	500,000	503,816
7.63%, 01/19/23	973,000	1,453,740
International Finance Corp.
2.25%, 04/11/16	300,000	311,666
1.13%, 11/23/16 (b)	1,025,000	1,033,960

		25,101,556

Total Sovereign Bonds (cost $50,227,150)		54,048,890

U.S. Government Mortgage Backed Agencies 30.7%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# M80981 4.50%, 07/01/12	15,101	15,313
Pool# E00507 7.50%, 09/01/12	44	44
Pool# G10749 6.00%, 10/01/12	1,158	1,165
Pool# M81009 4.50%, 02/01/13	23,661	24,174
Pool# E69050 6.00%, 02/01/13	3,350	3,550
Pool# E72896 7.00%, 10/01/13	2,621	2,697
Pool# G11612 6.00%, 04/01/14	2	2
Pool# E00677 6.00%, 06/01/14	14,227	14,976
Pool# E00802 7.50%, 02/01/15	10,477	11,123
Pool# G11001 6.50%, 03/01/15	5,306	5,523
Pool# G11003 7.50%, 04/01/15	537	569
Pool# G11164 7.00%, 05/01/15	1,801	1,894
Pool# E81396 7.00%, 10/01/15	292	312
Pool# E81394 7.50%, 10/01/15	3,998	4,245
Pool# E84097 6.50%, 12/01/15	1,976	2,090
Pool# E00938 7.00%, 01/01/16	5,221	5,633
Pool# E82132 7.00%, 01/01/16	976	1,043
Pool# E82815 6.00%, 03/01/16	2,140	2,275

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E83231 6.00%, 04/01/16	$1,201	$1,294
Pool# E83233 6.00%, 04/01/16	2,447	2,637
Pool# G11972 6.00%, 04/01/16	59,954	63,716
Pool# E00975 6.00%, 05/01/16	15,025	16,027
Pool# E83355 6.00%, 05/01/16	3,741	4,030
Pool# E83636 6.00%, 05/01/16	7,082	7,630
Pool# E83933 6.50%, 05/01/16	287	308
Pool# E00985 6.00%, 06/01/16	8,465	9,039
Pool# E00987 6.50%, 06/01/16	8,076	8,723
Pool# E84236 6.50%, 06/01/16	2,418	2,595
Pool# E00996 6.50%, 07/01/16	1,035	1,107
Pool# E84912 6.50%, 08/01/16	7,118	7,638
Pool# E85117 6.50%, 08/01/16	2,602	2,792
Pool# E85387 6.00%, 09/01/16	5,772	6,219
Pool# E85800 6.50%, 10/01/16	2,545	2,731
Pool# E86183 6.00%, 11/01/16	1,252	1,349
Pool# E01083 7.00%, 11/01/16	2,361	2,565
Pool# G11207 7.00%, 11/01/16	5,434	5,804
Pool# E86533 6.00%, 12/01/16	3,052	3,288
Pool# E01095 6.00%, 01/01/17	3,972	4,271
Pool# E87584 6.00%, 01/01/17	2,790	3,006
Pool# E86995 6.50%, 01/01/17	6,809	7,306
Pool# E87291 6.50%, 01/01/17	14,098	15,129
Pool# E87446 6.50%, 01/01/17	2,196	2,385
Pool# E88076 6.00%, 02/01/17	4,895	5,333
Pool# E01127 6.50%, 02/01/17	6,224	6,704

26	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E88055 6.50%, 02/01/17	$24,888	$26,964
Pool# E88106 6.50%, 02/01/17	13,004	14,125
Pool# E01137 6.00%, 03/01/17	5,954	6,409
Pool# E88134 6.00%, 03/01/17	1,065	1,160
Pool# E88474 6.00%, 03/01/17	4,930	5,372
Pool# E88768 6.00%, 03/01/17	10,460	11,270
Pool# E01138 6.50%, 03/01/17	4,013	4,327
Pool# E01139 6.00%, 04/01/17	27,696	29,870
Pool# E88729 6.00%, 04/01/17	4,703	5,125
Pool# E89149 6.00%, 04/01/17	6,154	6,705
Pool# E89151 6.00%, 04/01/17	5,258	5,729
Pool# E89217 6.00%, 04/01/17	5,231	5,699
Pool# E89222 6.00%, 04/01/17	25,102	27,351
Pool# E89347 6.00%, 04/01/17	1,964	2,140
Pool# E89496 6.00%, 04/01/17	3,741	4,039
Pool# E89203 6.50%, 04/01/17	3,675	3,992
Pool# E01140 6.00%, 05/01/17	24,160	26,056
Pool# E89530 6.00%, 05/01/17	15,656	17,060
Pool# E89746 6.00%, 05/01/17	43,091	46,953
Pool# E89788 6.00%, 05/01/17	4,450	4,849
Pool# E89909 6.00%, 05/01/17	4,774	5,178
Pool# G11409 6.00%, 05/01/17	35,696	38,460
Pool# E01156 6.50%, 05/01/17	10,138	10,952
Pool# E89924 6.50%, 05/01/17	16,370	17,781
Pool# B15071 6.00%, 06/01/17	65,498	70,572
Pool# E01157 6.00%, 06/01/17	17,760	19,190

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E90194 6.00%, 06/01/17	$3,509	$3,823
Pool# E90227 6.00%, 06/01/17	3,698	4,030
Pool# E90313 6.00%, 06/01/17	1,964	2,141
Pool# E90594 6.00%, 07/01/17	15,270	16,443
Pool# E90645 6.00%, 07/01/17	17,717	19,195
Pool# E90667 6.00%, 07/01/17	4,854	5,289
Pool# E01205 6.50%, 08/01/17	7,590	8,214
Pool# G11458 6.00%, 09/01/17	6,753	7,156
Pool# G11434 6.50%, 01/01/18	10,386	11,145
Pool# G18007 6.00%, 07/01/19	27,571	30,293
Pool# B16087 6.00%, 08/01/19	70,361	77,306
Pool# G18062 6.00%, 06/01/20	49,531	54,420
Pool# J00935 5.00%, 12/01/20	57,567	61,820
Pool# J00854 5.00%, 01/01/21	251,905	270,788
Pool# J00871 5.00%, 01/01/21	97,524	104,834
Pool# G18096 5.50%, 01/01/21	29,286	32,057
Pool# J01189 5.00%, 02/01/21	48,541	52,149
Pool# J01279 5.50%, 02/01/21	36,841	40,201
Pool# J01570 5.50%, 04/01/21	32,502	35,466
Pool# J01633 5.50%, 04/01/21	127,718	139,366
Pool# J01757 5.00%, 05/01/21	96,957	104,165
Pool# J01771 5.00%, 05/01/21	26,122	27,972
Pool# J01879 5.00%, 05/01/21	27,137	29,234
Pool# J06015 5.00%, 05/01/21	92,250	99,381
Pool# G18122 5.00%, 06/01/21	64,299	69,079
Pool# G18123 5.50%, 06/01/21	88,486	96,556

2012 Semiannual Report	27

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J01980 6.00%, 06/01/21	$60,268	$66,116
Pool# J03074 5.00%, 07/01/21	56,517	60,718
Pool# J03028 5.50%, 07/01/21	37,018	40,521
Pool# G12245 6.00%, 07/01/21	42,453	46,643
Pool# G12310 5.50%, 08/01/21	24,247	26,458
Pool# G12348 6.00%, 08/01/21	66,943	73,550
Pool# G12412 5.50%, 11/01/21	34,985	38,176
Pool# G13145 5.50%, 04/01/23	1,723,687	1,880,882
Pool# C90719 5.00%, 10/01/23	1,554,437	1,699,621
Pool# J09912 4.00%, 06/01/24	3,464,052	3,662,918
Pool# C00351 8.00%, 07/01/24	1,229	1,474
Pool# G13900 5.00%, 12/01/24	759,011	815,079
Pool# D60780 8.00%, 06/01/25	3,489	4,216
Pool# G30267 5.00%, 08/01/25	524,082	569,755
Pool# E02746 3.50%, 11/01/25	1,784,161	1,877,695
Pool# J13883 3.50%, 12/01/25	2,522,036	2,696,024
Pool# J14732 4.00%, 03/01/26	1,551,169	1,642,159
Pool# E02896 3.50%, 05/01/26	1,613,663	1,713,387
Pool# J17774 3.00%, 01/01/27	2,874,067	3,011,406
Pool# D82854 7.00%, 10/01/27	3,415	4,073
Pool# C00566 7.50%, 12/01/27	4,574	5,525
Pool# C00678 7.00%, 11/01/28	6,030	7,221
Pool# C18271 7.00%, 11/01/28	4,127	4,942
Pool# C00836 7.00%, 07/01/29	2,760	3,310
Pool# C31282 7.00%, 09/01/29	416	499
Pool# C31285 7.00%, 09/01/29	6,534	7,835

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A18212 7.00%, 11/01/29	$54,694	$64,297
Pool# C32914 8.00%, 11/01/29	3,827	4,325
Pool# C37436 8.00%, 01/01/30	4,996	6,159
Pool# C36306 7.00%, 02/01/30	881	1,050
Pool# C36429 7.00%, 02/01/30	1,788	2,131
Pool# C00921 7.50%, 02/01/30	4,303	5,248
Pool# G01108 7.00%, 04/01/30	2,085	2,500
Pool# C37703 7.50%, 04/01/30	2,612	3,180
Pool# C41561 8.00%, 08/01/30	2,569	2,786
Pool# C01051 8.00%, 09/01/30	8,363	10,343
Pool# C43550 7.00%, 10/01/30	5,470	6,517
Pool# C44017 7.50%, 10/01/30	952	1,016
Pool# C43967 8.00%, 10/01/30	46,100	52,151
Pool# C44957 8.00%, 11/01/30	5,427	6,713
Pool# C01106 7.00%, 12/01/30	35,083	41,800
Pool# C01103 7.50%, 12/01/30	3,280	4,009
Pool# C01116 7.50%, 01/01/31	3,374	4,132
Pool# C46932 7.50%, 01/01/31	3,044	3,715
Pool# C47287 7.50%, 02/01/31	6,127	7,488
Pool# C48851 7.00%, 03/01/31	2,890	3,420
Pool# G01217 7.00%, 03/01/31	31,014	36,952
Pool# C48206 7.50%, 03/01/31	5,309	5,576
Pool# C91366 4.50%, 04/01/31	534,559	588,038
Pool# C91377 4.50%, 06/01/31	305,603	329,576
Pool# C53324 7.00%, 06/01/31	4,266	5,047
Pool# C01209 8.00%, 06/01/31	2,076	2,566

28	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C54792 7.00%, 07/01/31	$27,063	$32,017
Pool# C55071 7.50%, 07/01/31	819	855
Pool# G01309 7.00%, 08/01/31	6,063	7,173
Pool# C01222 7.00%, 09/01/31	5,275	6,241
Pool# G01311 7.00%, 09/01/31	45,564	54,287
Pool# G01315 7.00%, 09/01/31	1,696	2,020
Pool# C58647 7.00%, 10/01/31	3,143	3,719
Pool# C58694 7.00%, 10/01/31	15,235	18,024
Pool# C60012 7.00%, 11/01/31	2,298	2,718
Pool# C61298 8.00%, 11/01/31	3,456	3,611
Pool# C61105 7.00%, 12/01/31	7,411	8,768
Pool# C01305 7.50%, 12/01/31	4,477	5,490
Pool# C62218 7.00%, 01/01/32	3,652	4,320
Pool# C63171 7.00%, 01/01/32	20,820	24,632
Pool# C64121 7.50%, 02/01/32	5,262	5,820
Pool# G30577 3.50%, 04/01/32	992,989	1,050,643
Pool# C01345 7.00%, 04/01/32	25,618	30,079
Pool# C66744 7.00%, 04/01/32	1,302	1,528
Pool# G01391 7.00%, 04/01/32	75,386	89,817
Pool# C65717 7.50%, 04/01/32	5,376	5,583
Pool# C01370 8.00%, 04/01/32	5,528	6,862
Pool# C66916 7.00%, 05/01/32	30,402	35,698
Pool# C67235 7.00%, 05/01/32	40,167	47,163
Pool# C01381 8.00%, 05/01/32	27,158	33,720
Pool# C68290 7.00%, 06/01/32	7,158	8,404
Pool# C68300 7.00%, 06/01/32	37,057	43,511

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G01449 7.00%, 07/01/32	$51,651	$61,539
Pool# C68988 7.50%, 07/01/32	4,174	4,224
Pool# C69908 7.00%, 08/01/32	33,076	38,837
Pool# C70211 7.00%, 08/01/32	16,015	18,804
Pool# C71089 7.50%, 09/01/32	6,102	6,344
Pool# G01536 7.00%, 03/01/33	45,358	53,258
Pool# A16419 6.50%, 11/01/33	28,069	31,974
Pool# A16522 6.50%, 12/01/33	189,329	215,665
Pool# A17177 6.50%, 12/01/33	15,060	17,230
Pool# C01806 7.00%, 01/01/34	37,022	43,471
Pool# A21356 6.50%, 04/01/34	114,761	130,187
Pool# C01851 6.50%, 04/01/34	101,483	115,124
Pool# A22067 6.50%, 05/01/34	172,554	195,749
Pool# A24301 6.50%, 05/01/34	123,387	139,972
Pool# A24988 6.50%, 07/01/34	56,144	63,690
Pool# G01741 6.50%, 10/01/34	63,960	72,858
Pool# G08023 6.50%, 11/01/34	120,770	137,004
Pool# A33137 6.50%, 01/01/35	34,945	39,642
Pool# A31989 6.50%, 04/01/35	45,784	51,652
Pool# G08064 6.50%, 04/01/35	75,501	85,177
Pool# G01947 7.00%, 05/01/35	61,201	71,860
Pool# G08073 5.50%, 08/01/35	846,506	925,606
Pool# A37135 5.50%, 09/01/35	1,622,756	1,774,391
Pool# A46935 6.50%, 09/01/35	48,036	54,193
Pool# A47368 5.00%, 10/01/35	1,038,384	1,136,374
Pool# A38255 5.50%, 10/01/35	1,203,578	1,316,044

2012 Semiannual Report	29

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A38531 5.50%, 10/01/35	$1,691,777	$1,849,861
Pool# G08088 6.50%, 10/01/35	434,021	489,649
Pool# A39759 5.50%, 11/01/35	85,576	93,573
Pool# A47682 6.50%, 11/01/35	69,971	78,939
Pool# A40376 5.50%, 12/01/35	87,090	95,227
Pool# A42305 5.50%, 01/01/36	271,721	296,178
Pool# A41548 7.00%, 01/01/36	72,504	85,201
Pool# G08111 5.50%, 02/01/36	1,833,240	1,998,242
Pool# A48303 7.00%, 02/01/36	13,336	15,670
Pool# A43452 5.50%, 03/01/36	50,368	54,902
Pool# A43861 5.50%, 03/01/36	844,789	920,825
Pool# A43884 5.50%, 03/01/36	1,506,107	1,679,318
Pool# A43885 5.50%, 03/01/36	1,107,445	1,234,807
Pool# A43886 5.50%, 03/01/36	1,868,663	2,078,372
Pool# A48378 5.50%, 03/01/36	916,651	1,022,071
Pool# G08116 5.50%, 03/01/36	337,781	368,183
Pool# G02198 4.50%, 05/01/36	1,267,053	1,355,556
Pool# A48735 5.50%, 05/01/36	130,526	142,274
Pool# A49960 7.00%, 06/01/36	12,371	14,535
Pool# G02390 6.00%, 09/01/36	1,345,964	1,479,255
Pool# A53039 6.50%, 10/01/36	195,930	221,532
Pool# A53219 6.50%, 10/01/36	112,913	126,785
Pool# G05254 5.00%, 01/01/37	1,178,755	1,270,616
Pool# G04331 5.00%, 02/01/37	966,795	1,042,138
Pool# G05941 6.00%, 02/01/37	5,420,928	5,973,009
Pool# G03620 6.50%, 10/01/37	35,011	39,312

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G03721 6.00%, 12/01/37	$563,826	$618,781
Pool# G03826 6.00%, 01/01/38	590,358	647,899
Pool# G03969 6.00%, 02/01/38	588,501	645,861
Pool# G04913 5.00%, 03/01/38	2,084,758	2,243,642
Pool# G05299 4.50%, 06/01/38	1,958,700	2,095,513
Pool# G04473 5.50%, 06/01/38	2,414,931	2,625,496
Pool# G04581 6.50%, 08/01/38	1,282,426	1,439,980
Pool# A81674 6.00%, 09/01/38	2,655,121	2,913,909
Pool# A85442 5.00%, 03/01/39	2,424,953	2,606,733
Pool# G05449 4.50%, 05/01/39	6,364,156	6,799,738
Pool# G05459 5.50%, 05/01/39	13,845,037	15,082,513
Pool# A86980 4.50%, 07/01/39	4,003,282	4,290,655
Pool# G05535 4.50%, 07/01/39	4,448,645	4,753,123
Pool# A88133 4.50%, 08/01/39	5,669,259	6,057,280
Pool# A89500 4.50%, 10/01/39	608,909	650,585
Pool# A91165 5.00%, 02/01/40	17,097,892	18,529,196
Pool# A91538 4.50%, 03/01/40	4,148,838	4,437,983
Pool# G05894 4.50%, 04/01/40	4,282,448	4,575,552
Pool# A93996 4.50%, 09/01/40	3,605,898	3,857,203
Pool# A95407 4.00%, 12/01/40	1,766,452	1,876,941
Pool# A96049 4.00%, 01/01/41	5,304,870	5,636,682
Pool# A96050 4.00%, 01/01/41	5,228,987	5,556,053
Pool# A97040 4.00%, 02/01/41	2,607,789	2,770,902
Pool# G06818 4.00%, 11/01/41	553,570	588,541
Pool# G06842 4.00%, 12/01/41	336,490	357,747
Pool# Q05783 4.00%, 01/01/42	1,010,699	1,074,549

30	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08477 3.50%, 02/01/42	$1,972,402	$2,071,511
Pool# G08479 3.50%, 03/01/42	3,965,938	4,165,218
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.00%, 07/15/27	6,000,000	6,272,813
4.00%, 07/15/27	3,000,000	3,170,156
4.50%, 07/15/27	4,200,000	4,462,500
3.50%, 07/15/42	4,000,000	4,196,250
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41 (a)	1,389,564	1,461,764
Pool# 2B0108 2.65%, 01/01/42 (a)	497,109	518,824
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	10,038	10,996
Pool# 826869 5.50%, 08/01/20	384,508	421,322
Pool# 835228 5.50%, 08/01/20	7,820	8,568
Pool# 825811 5.50%, 09/01/20	8,093	8,868
Pool# 832837 5.50%, 09/01/20	310,534	340,266
Pool# 839585 5.50%, 09/01/20	34,931	38,264
Pool# 811505 5.50%, 10/01/20	19,651	21,533
Pool# 829704 5.50%, 10/01/20	22,505	24,653
Pool# 838565 5.50%, 10/01/20	348,374	381,729
Pool# 838566 5.50%, 10/01/20	13,071	14,323
Pool# 840102 5.50%, 10/01/20	233,840	256,229
Pool# 841947 5.50%, 10/01/20	14,264	15,625
Pool# 843102 5.50%, 10/01/20	8,655	9,483
Pool# 839100 5.50%, 11/01/20	7,931	8,688
Pool# 840808 5.50%, 11/01/20	6,230	6,825
Pool# 847832 5.50%, 11/01/20	17,346	19,001
Pool# 847920 5.50%, 11/01/20	324,168	355,206

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# 830670 5.50%, 12/01/20	$16,818	$18,428
Pool# 866142 5.50%, 01/01/21	33,112	36,283
Pool# 788210 5.50%, 02/01/21	88,342	96,772
Pool# 837194 5.50%, 02/01/21	5,200	5,697
Pool# 867183 5.50%, 02/01/21	48,553	53,096
Pool# 811558 5.50%, 03/01/21	353,457	387,188
Pool# 870296 5.50%, 03/01/21	4,003	4,377
Pool# 878120 5.50%, 04/01/21	16,217	17,770
Pool# 878121 5.50%, 04/01/21	18,826	20,628
Pool# 811559 5.50%, 05/01/21	96,283	105,291
Pool# 879115 5.50%, 05/01/21	39,297	42,974
Pool# 883922 5.50%, 05/01/21	124,508	136,390
Pool# 885440 5.50%, 05/01/21	6,910	7,572
Pool# 845489 5.50%, 06/01/21	3,866	4,228
Pool# 880950 5.50%, 07/01/21	131,029	143,288
Pool# 870092 5.50%, 08/01/21	5,348	5,849
Pool# 896599 5.50%, 08/01/21	3,597	3,933
Pool# 896605 5.50%, 08/01/21	3,625	3,965
Pool# 903350 5.00%, 10/01/21	16,257	17,591
Pool# 894126 5.50%, 10/01/21	2,639	2,886
Pool# 902789 5.50%, 11/01/21	189,523	207,254
Pool# 901509 5.00%, 12/01/21	19,048	20,612
Pool# 906708 5.00%, 12/01/21	246,922	267,198
Pool# 905586 5.50%, 12/01/21	197,341	215,804
Pool# 906205 5.50%, 01/01/22	7,217	7,892
Pool# 906317 5.50%, 01/01/22	9,867	10,790

2012 Semiannual Report	31

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# 928106 5.50%, 02/01/22	$228,416	$249,786
Pool# 913889 5.50%, 03/01/22	86,240	94,470
Pool# 914385 5.50%, 03/01/22	5,682	6,213
Pool# 913323 5.50%, 04/01/22	11,120	12,160
Pool# 913331 5.50%, 05/01/22	14,801	16,185
Pool# 899438 5.50%, 06/01/22	132,352	144,734
Pool# 939673 5.50%, 06/01/22	39,011	42,661
Pool# 928711 6.00%, 09/01/22	455,782	501,115
Pool# AA2549 4.00%, 04/01/24	1,507,850	1,604,544
Pool# 934863 4.00%, 06/01/24	2,890,355	3,075,705
Pool# AC1374 4.00%, 08/01/24	941,784	1,023,074
Pool# AC1529 4.50%, 09/01/24	3,077,876	3,301,221
Pool# AD0244 4.50%, 10/01/24	375,738	403,004
Pool# AD4089 4.50%, 05/01/25	2,627,414	2,818,071
Pool# 890216 4.50%, 07/01/25	749,377	803,755
Pool# AB1609 4.00%, 10/01/25	1,563,978	1,664,271
Pool# AH1361 3.50%, 12/01/25	872,816	934,120
Pool# AH1518 3.50%, 12/01/25	763,071	807,128
Pool# AH2717 3.50%, 01/01/26	1,441,489	1,524,716
Pool# AH5611 3.00%, 02/01/26	881,480	924,676
Pool# AH5616 3.50%, 02/01/26	3,303,762	3,494,512
Pool# AJ4093 3.50%, 10/01/26	2,706,556	2,862,824
Pool# AB4277 3.00%, 01/01/27	2,876,705	3,017,672
Pool# 930998 4.50%, 04/01/29	591,254	635,878
Pool# AH1515 4.00%, 12/01/30	2,149,532	2,314,881
Pool# AD0716 6.50%, 12/01/30	6,596,042	7,612,444

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# AB2121 4.00%, 01/01/31	$328,372	$353,632
Pool# MA0641 4.00%, 02/01/31	1,701,853	1,832,765
Pool# 560868 7.50%, 02/01/31	885	915
Pool# 607212 7.50%, 10/01/31	41,146	50,257
Pool# MA0895 3.50%, 11/01/31	1,832,133	1,938,577
Pool# 607559 6.50%, 11/01/31	516	591
Pool# 607632 6.50%, 11/01/31	268	306
Pool# MA1029 3.50%, 04/01/32	989,761	1,047,265
Pool# 545556 7.00%, 04/01/32	21,297	25,304
Pool# 545605 7.00%, 05/01/32	27,366	32,201
Pool# 651361 7.00%, 07/01/32	16,535	19,548
Pool# 661664 7.50%, 09/01/32	20,170	20,895
Pool# 689741 5.50%, 02/01/33	91,066	100,116
Pool# 656559 6.50%, 02/01/33	166,854	190,990
Pool# 555346 5.50%, 04/01/33	325,650	359,641
Pool# 713560 5.50%, 04/01/33	34,211	37,611
Pool# 694846 6.50%, 04/01/33	27,264	31,208
Pool# 701261 7.00%, 04/01/33	1,996	2,348
Pool# 555421 5.00%, 05/01/33	9,777,033	10,639,055
Pool# 555684 5.50%, 07/01/33	73,321	80,608
Pool# 720087 5.50%, 07/01/33	1,957,048	2,151,540
Pool# 728721 5.50%, 07/01/33	203,955	224,224
Pool# 743235 5.50%, 10/01/33	134,652	148,623
Pool# 750229 6.50%, 10/01/33	118,320	135,485
Pool# 755872 5.50%, 12/01/33	1,566,503	1,722,183
Pool# 725221 5.50%, 01/01/34	39,265	43,167

32	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# 725223 5.50%, 03/01/34	$4,177	$4,592
Pool# 725228 6.00%, 03/01/34	3,123,794	3,520,185
Pool# 725425 5.50%, 04/01/34	2,549,941	2,801,332
Pool# 725423 5.50%, 05/01/34	211,718	232,758
Pool# 725594 5.50%, 07/01/34	947,943	1,041,558
Pool# 788027 6.50%, 09/01/34	140,308	159,859
Pool# 807310 7.00%, 11/01/34	16,079	18,822
Pool# 735141 5.50%, 01/01/35	3,193,187	3,508,531
Pool# 889852 5.50%, 05/01/35	77,739	85,513
Pool# 995203 5.00%, 07/01/35	7,921,806	8,639,715
Pool# 256023 6.00%, 12/01/35	2,795,106	3,092,432
Pool# 745418 5.50%, 04/01/36	643,887	706,267
Pool# 745516 5.50%, 05/01/36	372,115	408,166
Pool# 889745 5.50%, 06/01/36	39,634	43,573
Pool# 888635 5.50%, 09/01/36	1,024,723	1,126,561
Pool# 995065 5.50%, 09/01/36	1,833,517	2,007,138
Pool# 907252 7.00%, 12/01/36	157,486	183,541
Pool# 923834 7.00%, 04/01/37	253,539	295,090
Pool# 995024 5.50%, 08/01/37	703,900	773,414
Pool# 925172 7.00%, 08/01/37	46,327	53,919
Pool# 995050 6.00%, 09/01/37	8,573,822	9,448,342
Pool# 947831 7.00%, 10/01/37	267,609	311,465
Pool# 955194 7.00%, 11/01/37	595,484	693,074
Pool# 928940 7.00%, 12/01/37	219,299	255,238
Pool# 257137 7.00%, 03/01/38	12,082	14,063
Pool# 974965 5.00%, 04/01/38	7,766,315	8,407,371

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# 257409 7.00%, 10/01/38	$323,911	$377,009
Pool# 990810 7.00%, 10/01/38	545,427	634,838
Pool# 190396 4.50%, 06/01/39	6,830,986	7,330,539
Pool# AA9611 4.00%, 07/01/39	4,580,773	4,881,609
Pool# AA9809 4.50%, 07/01/39	8,492,774	9,113,854
Pool# AC0397 4.50%, 07/01/39	1,855,034	1,990,694
Pool# 994002 4.00%, 08/01/39	4,537,716	4,905,208
Pool# AC1454 4.00%, 08/01/39	5,507,269	5,868,951
Pool# AC1921 4.00%, 09/01/39	2,538,770	2,705,500
Pool# AC2651 4.00%, 10/01/39	1,668,414	1,777,984
Pool# AC7249 4.00%, 11/01/39	2,461,345	2,622,991
Pool# AC9895 3.28%, 04/01/40 (a)	5,301,821	5,563,682
Pool# AC9890 3.28%, 04/01/40 (a)	8,150,148	8,553,136
Pool# AD2888 4.50%, 04/01/40	2,993,074	3,221,312
Pool# AD7992 4.50%, 07/01/40	2,874,049	3,093,211
Pool# AB1388 4.50%, 08/01/40	3,845,819	4,139,084
Pool# AD9153 4.50%, 08/01/40	4,316,469	4,645,623
Pool# AD8536 5.00%, 08/01/40	2,040,516	2,219,149
Pool# AB1500 4.00%, 09/01/40	858,589	915,244
Pool# AB1735 3.50%, 11/01/40	41,309	43,618
Pool# 932888 3.50%, 01/01/41	611,235	649,230
Pool# 932891 3.50%, 01/01/41	98,203	104,154
Pool# AB2066 3.50%, 01/01/41	1,157,456	1,227,596
Pool# AB2067 3.50%, 01/01/41	1,153,229	1,218,787
Pool# AB2068 3.50%, 01/01/41	668,601	705,983
Pool# AE6392 4.00%, 02/01/41	1,719,024	1,832,993

2012 Semiannual Report	33

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# AL0390 5.00%, 05/01/41	$3,630,084	$3,975,530
Pool# AB3314 4.50%, 07/01/41	7,843,197	8,455,989
Pool# AJ1249 3.30%, 09/01/41 (a)	2,036,936	2,141,693
Pool# AL0761 5.00%, 09/01/41	897,570	982,944
Pool# AJ5916 4.00%, 11/01/41	6,736,811	7,183,451
Pool# AJ4861 4.00%, 12/01/41	665,267	709,373
Pool# AJ7689 4.00%, 12/01/41	6,781,269	7,230,857
Pool# AK0714 2.46%, 02/01/42 (a)	439,487	456,308
Pool# AB4514 3.50%, 02/01/42	1,962,992	2,065,383
Pool# AK5132 3.50%, 03/01/42	5,839,139	6,158,309
Pool# AK6984 4.00%, 03/01/42	332,391	356,090
Pool# AO4647 3.50%, 06/01/42	2,510,248	2,647,460
Federal National Mortgage Association
Pool TBA 3.00%, 07/25/27	9,000,000	9,428,906
3.50%, 07/25/27	2,000,000	2,113,125
4.00%, 07/25/27	6,000,000	6,380,625
4.50%, 07/25/27	3,600,000	3,858,188
5.00%, 07/25/27	5,900,000	6,359,094
3.00%, 07/25/42	1,000,000	1,025,469
3.50%, 07/25/42	7,500,000	7,883,203
4.00%, 07/25/42	2,000,000	2,128,438
4.50%, 07/25/42	9,000,000	9,653,906
5.50%, 07/25/42	2,000,000	2,181,562
6.00%, 07/25/42	3,000,000	3,296,718
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	1,275	1,506
Pool# 376510 7.00%, 05/15/24	4,049	4,760
Pool# 457801 7.00%, 08/15/28	6,437	7,708
Pool# 486936 6.50%, 02/15/29	4,566	5,328
Pool# 502969 6.00%, 03/15/29	15,637	17,622
Pool# 487053 7.00%, 03/15/29	6,794	8,164

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 781014 6.00%, 04/15/29	$12,355	$13,946
Pool# 509099 7.00%, 06/15/29	4,449	5,360
Pool# 470643 7.00%, 07/15/29	17,587	21,132
Pool# 434505 7.50%, 08/15/29	314	381
Pool# 416538 7.00%, 10/15/29	969	1,157
Pool# 524269 8.00%, 11/15/29	9,476	9,732
Pool# 781124 7.00%, 12/15/29	28,080	33,897
Pool# 525561 8.00%, 01/15/30	2,385	2,483
Pool# 507396 7.50%, 09/15/30	95,794	111,709
Pool# 531352 7.50%, 09/15/30	9,308	11,402
Pool# 536334 7.50%, 10/15/30	240	251
Pool# 540659 7.00%, 01/15/31	1,094	1,299
Pool# 486019 7.50%, 01/15/31	2,405	2,817
Pool# 535388 7.50%, 01/15/31	2,506	2,782
Pool# 537406 7.50%, 02/15/31	1,182	1,287
Pool# 528589 6.50%, 03/15/31	85,124	99,332
Pool# 508473 7.50%, 04/15/31	13,840	16,793
Pool# 544470 8.00%, 04/15/31	4,077	4,185
Pool# 781287 7.00%, 05/15/31	14,559	17,528
Pool# 549742 7.00%, 07/15/31	6,376	7,706
Pool# 781319 7.00%, 07/15/31	4,558	5,441
Pool# 485879 7.00%, 08/15/31	18,100	21,878
Pool# 572554 6.50%, 09/15/31	153,076	177,860
Pool# 555125 7.00%, 09/15/31	988	995
Pool# 781328 7.00%, 09/15/31	13,909	16,737
Pool# 550991 6.50%, 10/15/31	3,481	4,062

34	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 571267 7.00%, 10/15/31	$1,481	$1,790
Pool# 574837 7.50%, 11/15/31	3,094	3,226
Pool# 555171 6.50%, 12/15/31	1,689	1,962
Pool# 781380 7.50%, 12/15/31	4,196	5,131
Pool# 781481 7.50%, 01/15/32	21,141	25,797
Pool# 580972 6.50%, 02/15/32	3,422	3,993
Pool# 781401 7.50%, 02/15/32	11,329	13,867
Pool# 781916 6.50%, 03/15/32	258,186	298,181
Pool# 552474 7.00%, 03/15/32	10,679	12,772
Pool# 781478 7.50%, 03/15/32	7,550	9,227
Pool# 781429 8.00%, 03/15/32	12,169	15,067
Pool# 781431 7.00%, 04/15/32	50,735	60,393
Pool# 568715 7.00%, 05/15/32	52,719	63,052
Pool# 552616 7.00%, 06/15/32	60,714	72,116
Pool# 570022 7.00%, 07/15/32	64,498	77,140
Pool# 583645 8.00%, 07/15/32	7,269	8,037
Pool# 595077 6.00%, 10/15/32	27,977	31,747
Pool# 596657 7.00%, 10/15/32	6,184	7,396
Pool# 552903 6.50%, 11/15/32	262,623	305,143
Pool# 552952 6.00%, 12/15/32	32,402	36,768
Pool# 588192 6.00%, 02/15/33	13,712	15,787
Pool# 602102 6.00%, 02/15/33	30,605	34,653
Pool# 553144 5.50%, 04/15/33	138,220	154,374
Pool# 604243 6.00%, 04/15/33	66,975	75,833
Pool# 611526 6.00%, 05/15/33	27,681	31,342
Pool# 553320 6.00%, 06/15/33	83,821	96,153

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 572733 6.00%, 07/15/33	$11,188	$12,668
Pool# 573916 6.00%, 11/15/33	81,946	92,784
Pool# 604788 6.50%, 11/15/33	212,983	247,467
Pool# 604875 6.00%, 12/15/33	138,995	157,378
Pool# 781688 6.00%, 12/15/33	145,836	165,557
Pool# 781690 6.00%, 12/15/33	61,453	70,752
Pool# 781699 7.00%, 12/15/33	23,491	28,000
Pool# 621856 6.00%, 01/15/34	56,505	63,766
Pool# 564799 6.00%, 03/15/34	358,907	407,273
Pool# 630038 6.50%, 08/15/34	130,578	150,414
Pool# 781804 6.00%, 09/15/34	188,138	216,695
Pool# 781847 6.00%, 12/15/34	169,672	192,148
Pool# 486921 5.50%, 02/15/35	64,015	71,297
Pool# 781902 6.00%, 02/15/35	151,324	174,103
Pool# 781933 6.00%, 06/15/35	24,195	27,834
Pool# 649454 5.50%, 09/15/35	865,628	964,088
Pool# 649510 5.50%, 10/15/35	1,247,831	1,399,941
Pool# 649513 5.50%, 10/15/35	1,832,830	2,041,304
Pool# 652207 5.50%, 03/15/36	1,125,915	1,250,112
Pool# 652539 5.00%, 05/15/36	110,587	121,883
Pool# 655519 5.00%, 05/15/36	123,922	136,773
Pool# 606308 5.50%, 05/15/36	176,428	195,890
Pool# 606314 5.50%, 05/15/36	79,464	88,229
Pool# 657912 6.50%, 08/15/36	34,556	39,687
Pool# 697957 4.50%, 03/15/39	13,805,050	15,120,769
Pool# 704630 5.50%, 07/15/39	257,433	285,830

2012 Semiannual Report	35

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 722292 5.00%, 09/15/39	$6,129,181	$6,754,284
Pool# 782803 6.00%, 11/15/39	4,677,309	5,256,453
Pool# 733312 4.00%, 09/15/40	233,488	256,687
Pool# 742235 4.00%, 12/15/40	778,307	852,661
Pool# 690662 4.00%, 01/15/41	144,422	158,772
Pool# 719486 4.00%, 01/15/41	107,930	118,654
Pool# 742244 4.00%, 01/15/41	583,626	641,616
Pool# 753826 4.00%, 01/15/41	175,797	192,976
Pool# 755958 4.00%, 01/15/41	604,524	664,590
Pool# 755959 4.00%, 01/15/41	451,200	496,983
Pool# 759075 4.00%, 01/15/41	451,467	497,277
Pool# 757555 4.00%, 02/15/41	73,731	81,212
Pool# 757557 4.00%, 02/15/41	112,987	124,214
Pool# 759207 4.00%, 02/15/41	861,961	949,425
Pool# 738107 4.00%, 03/15/41	1,846,575	2,026,014
Pool# 779718 4.00%, 11/15/41	244,462	267,435
Pool# 552649 4.00%, 12/15/41	624,061	682,704
Pool# 778869 4.00%, 02/15/42	991,239	1,087,561
Government National Mortgage Association I Pool TBA
3.50%, 07/15/42	4,000,000	4,278,125
4.00%, 07/15/42	1,200,000	1,310,437
4.50%, 07/15/42	5,000,000	5,466,406
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	3,619,174	4,024,049
Pool# G24245 6.00%, 09/20/38	1,781,512	1,998,068
Pool# G24559 5.00%, 10/20/39	3,284,722	3,638,325
Pool# G24715 5.00%, 06/20/40	736,659	816,191
Pool# G24747 5.00%, 07/20/40	9,034,701	10,018,249

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G24771 4.50%, 08/20/40	$7,703,234	$8,511,619
Pool# G24802 5.00%, 09/20/40	5,086,668	5,635,842
Pool# G24834 4.50%, 10/20/40	1,593,977	1,761,251
Pool# 737727 4.00%, 12/20/40	4,408,008	4,838,774
Pool# 737730 4.00%, 12/20/40	1,174,819	1,289,626
Pool# G24922
Pool# G24923 4.50%, 01/20/41	2,368,169	2,615,423
Pool# G24978 4.50%, 03/20/41	405,437	446,591
Pool# G25017 4.50%, 04/20/41	4,959,159	5,476,932
Pool# G25056 5.00%, 05/20/41	1,555,878	1,724,828
Pool# G25082 4.50%, 06/20/41	1,679,025	1,848,955
Pool# G25175 4.50%, 09/20/41	1,738,115	1,919,587
Pool# G25259
Pool# G2675523 3.50%, 03/20/42	989,824	1,059,719
Pool# G25332 4.00%, 03/20/42	1,704,244	1,866,395
Pool# G2MA0022 3.50%, 04/20/42	995,550	1,065,539
Pool# G2MA0023 4.00%, 04/20/42	3,280,919	3,585,865
Pool# G2MA0089 4.00%, 05/20/42	2,991,299	3,269,327
Government National Mortgage Association II Pool TBA
3.50%, 07/15/42	9,000,000	9,618,749
4.00%, 07/15/42	600,000	654,469

Total U.S. Government Mortgage Backed Agencies (cost $586,295,964)		610,063,755

U.S. Government Sponsored & Agency Obligations 5.4%
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	818,556
Federal Home Loan Banks
3.63%, 10/18/13	5,000,000	5,212,450
0.38%, 11/27/13	25,000,000	25,016,500
4.88%, 05/17/17 (b)	1,125,000	1,342,988
5.25%, 06/05/17	7,000,000	8,420,657
5.50%, 07/15/36	1,500,000	2,023,311

36	Semiannual Report 2012

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp.
0.50%, 04/17/15 (b)	$2,000,000	$2,000,126
4.38%, 07/17/15	7,214,000	8,045,522
3.75%, 03/27/19	1,870,000	2,159,908
2.38%, 01/13/22	3,000,000	3,078,762
6.75%, 09/15/29	557,000	842,284
6.25%, 07/15/32	1,245,000	1,851,982
Federal National Mortgage Association
1.25%, 08/20/13	8,500,000	8,589,641
2.50%, 05/15/14 (b)	4,800,000	4,990,512
0.65%, 08/28/14	8,400,000	8,404,981
3.00%, 09/16/14	5,325,000	5,634,218
0.50%, 09/19/14	7,000,000	7,005,894
4.63%, 10/15/14	1,779,000	1,949,563
4.38%, 10/15/15	1,618,000	1,816,084
5.38%, 06/12/17 (b)	1,995,000	2,417,114
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	25,793
Tennessee Valley Authority
6.25%, 12/15/17	50,000	63,538
4.50%, 04/01/18	4,635,000	5,466,348
4.88%, 01/15/48	500,000	626,405

Total U.S. Government Sponsored & Agency Obligations (cost $101,681,908)		107,803,137

U.S. Treasury Bonds 6.6%
U.S. Treasury Bonds
8.75%, 05/15/17 (b)	124,000	171,537
8.13%, 08/15/19 (b)	1,900,000	2,818,680
8.50%, 02/15/20 (b)	2,138,000	3,277,152
8.00%, 11/15/21 (b)	3,710,000	5,824,121
6.25%, 08/15/23 (b)	17,181,000	24,955,402
6.88%, 08/15/25 (b)	1,613,000	2,519,556
5.38%, 02/15/31	5,337,000	7,777,012
4.50%, 02/15/36	2,620,000	3,518,987
5.00%, 05/15/37	305,000	440,153
3.50%, 02/15/39	2,285,000	2,644,175
4.25%, 05/15/39	5,595,000	7,307,596
4.50%, 08/15/39	2,380,000	3,229,362
4.38%, 11/15/39 (b)	8,245,000	10,982,596
4.63%, 02/15/40	7,395,000	10,229,363
4.38%, 05/15/40	2,600,000	3,464,906
3.88%, 08/15/40	1,000,000	1,231,094
4.25%, 11/15/40	3,400,000	4,447,625
4.75%, 02/15/41	7,400,000	10,452,500
4.38%, 05/15/41	1,500,000	2,003,438
3.75%, 08/15/41	10,000,000	12,059,380

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
3.13%, 11/15/41	$9,100,000	$9,782,500
3.13%, 02/15/42	2,000,000	2,148,124

Total U.S. Treasury Bonds (cost $106,656,233)		131,285,259

U.S. Treasury Notes 29.2%
U.S. Treasury Notes
0.13%, 08/31/13 (b)	15,000,000	14,974,800
0.13%, 09/30/13 (b)	15,000,000	14,971,290
0.50%, 10/15/13 (b)	11,000,000	11,030,074
0.25%, 10/31/13 (b)	20,000,000	19,990,620
0.25%, 11/30/13	10,000,000	9,993,360
0.13%, 12/31/13	17,000,000	16,954,848
0.25%, 01/31/14	10,000,000	9,991,020
1.88%, 02/28/14 (b)	15,000,000	15,384,960
1.75%, 03/31/14 (b)	7,655,000	7,843,987
1.88%, 04/30/14 (b)	10,525,000	10,821,016
0.25%, 05/31/14	25,000,000	24,968,750
2.25%, 05/31/14	14,000,000	14,509,684
2.38%, 08/31/14	1,302,000	1,358,759
2.38%, 09/30/14	5,605,000	5,860,728
0.38%, 11/15/14 (b)	18,000,000	18,009,846
2.13%, 11/30/14 (b)	5,230,000	5,450,230
0.25%, 02/15/15 (b)	16,500,000	16,441,986
4.00%, 02/15/15	3,250,000	3,554,434
2.38%, 02/28/15	5,225,000	5,498,090
2.50%, 04/30/15	7,475,000	7,912,407
0.25%, 05/15/15	7,000,000	6,969,375
4.13%, 05/15/15 (b)	1,748,000	1,931,676
1.75%, 07/31/15 (b)	9,860,000	10,250,545
1.25%, 08/31/15 (b)	14,800,000	15,168,846
1.25%, 09/30/15	6,700,000	6,865,410
4.50%, 11/15/15 (b)	6,372,000	7,222,267
1.38%, 11/30/15 (b)	7,000,000	7,206,171
2.13%, 02/29/16 (b)	3,500,000	3,701,523
2.38%, 03/31/16 (b)	2,000,000	2,135,156
2.00%, 04/30/16	9,000,000	9,492,192
3.25%, 06/30/16	6,135,000	6,778,696
1.00%, 08/31/16	15,000,000	15,235,545
3.00%, 08/31/16 (b)	14,000,000	15,373,750
1.00%, 09/30/16	4,000,000	4,062,188
3.00%, 09/30/16 (b)	2,460,000	2,703,693
0.88%, 11/30/16 (b)	7,000,000	7,069,454
0.88%, 12/31/16	7,500,000	7,567,380
3.25%, 12/31/16 (b)	12,650,000	14,088,938
0.88%, 01/31/17	4,000,000	4,034,688
4.63%, 02/15/17 (b)	6,365,000	7,498,766
0.88%, 02/28/17 (b)	21,500,000	21,686,448
3.00%, 02/28/17 (b)	2,475,000	2,735,454
1.00%, 03/31/17	6,000,000	6,082,500
0.88%, 04/30/17	2,000,000	2,015,156
4.50%, 05/15/17 (b)	5,775,000	6,812,698

2012 Semiannual Report	37

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
0.75%, 06/30/17	$17,000,000	$17,017,272
2.50%, 06/30/17	3,530,000	3,832,256
1.88%, 08/31/17 (b)	5,000,000	5,275,000
4.25%, 11/15/17	3,710,000	4,375,481
2.25%, 11/30/17	4,400,000	4,730,000
2.38%, 05/31/18 (b)	8,000,000	8,667,504
1.38%, 09/30/18	13,000,000	13,308,750
1.38%, 11/30/18 (b)	5,000,000	5,114,060
1.38%, 12/31/18 (b)	8,000,000	8,178,752
3.63%, 08/15/19 (b)	26,080,000	30,588,997
3.38%, 11/15/19 (b)	5,360,000	6,201,268
3.63%, 02/15/20	6,430,000	7,563,789
3.50%, 05/15/20 (b)	25,400,000	29,678,325
3.13%, 05/15/21	5,000,000	5,692,190
2.13%, 08/15/21 (b)	1,500,000	1,576,641

Total U.S. Treasury Notes (cost $557,775,607)		582,009,689

Yankee Dollars 0.5%
Chemicals 0.0%†
Agrium, Inc., 6.13%, 01/15/41	150,000	183,745
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	153,765

		337,510

Commercial Banks 0.1%
BBVA US Senior SAU, 3.25%, 05/16/14	600,000	577,225
Westpac Banking Corp., 4.63%, 06/01/18	147,000	154,024

		731,249

Consumer Finance 0.0%†
ORIX Corp., 5.00%, 01/12/16	200,000	209,504

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	318,278
8.88%, 03/01/26	156,000	247,759

		566,037

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	82,129

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	571,221

Yankee Dollars (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
TransCanada PipeLines Ltd., 5.85%, 03/15/36	$750,000	$938,856

		1,510,077

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	106,629
Teck Resources Ltd., 3.85%, 08/15/17	100,000	106,136
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	180,108

		392,873

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	307,042
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	431,458
Encana Corp.
4.75%, 10/15/13	339,000	352,815
6.50%, 08/15/34	350,000	385,996
Nexen, Inc.
5.88%, 03/10/35	133,000	133,286
6.40%, 05/15/37	350,000	370,888
Petro-Canada, 5.95%, 05/15/35	271,000	302,374
Statoil ASA, 6.80%, 01/15/28	350,000	474,433
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	953,411
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	167,815
5.75%, 05/15/35	350,000	367,982

		4,247,500

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	400,000	405,660

Road & Rail 0.1%
Canadian National Railway Co.
6.90%, 07/15/28	242,000	336,906
6.20%, 06/01/36	236,000	317,335

		654,241

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	586,336

38	Semiannual Report 2012

Yankee Dollars (continued)

	Principal Amount	Market Value

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	$100,000	$106,588

Total Yankee Dollars (cost $8,555,941)		9,829,704

Mutual Fund 6.0%

	Shares	Market Value

Money Market Fund 6.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (f)	120,351,022	$120,351,022

Total Mutual Fund (cost $120,351,022)		120,351,022

Repurchase Agreement 0.6%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $12,871,336, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10.75%, maturing 09/15/13 — 06/20/42; total market value $13,128,579. (g)	$12,871,154	$12,871,154

Total Repurchase Agreement (cost $12,871,154)		12,871,154

TBA Sale Commitments (0.1)%
Federal Home Loan Mortgage Corp. Gold Pool TBA
5.50%, 07/15/27	$(1,000,000)	$(1,076,445)

Total TBA Sale Commitment (cost $(1,076,406))		(1,076,445)

Total Investments (cost $1,986,385,281) (h) — 106.0%		2,111,573,930
Liabilities in excess of other assets — (6.0)%		(120,291,314)

NET ASSETS — 100.0%		$1,991,282,616

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $393,072,486, which was collateralized by a repurchase agreement with a value of $12,871,154 and $387,144,697 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.24% to 10.25% and maturity dates ranging from 12/01/13 to 11/16/52, a total value of $400,015,851.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2012.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $4,597,494 which represents 0.23% of net assets.

(e)	Investment in affiliate.

(f)	Represents 7-day effective yield as of June 30, 2012.

(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $12,871,154.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AEC	Aruba Exempt Corporation

AG	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

2012 Semiannual Report	39

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Bond Index Fund (Continued)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Bond Index Fund
Assets:
Investments in affiliates, at value (cost $61,415)	$99,750
Investments in non-affiliates, at value* (cost $1,974,529,118)	2,099,679,471
Repurchase agreement, at value and cost	12,871,154

Total Investments	2,112,650,375

Cash	450,832
Interest and dividends receivable	12,380,754
Security lending income receivable	12,084
Receivable for investments sold	17,217,263
Receivable for capital shares issued	1,298,078
Prepaid expenses	22,102

Total Assets	2,144,031,488

Liabilities:
Payable for investments purchased	134,135,543
Payable for capital shares redeemed	4,247,640
TBA Sale Commitments (proceeds 1,076,406)	1,076,445
Payable for interest income on TBA Sale Commitments	2,444
Payable upon return of securities loaned (Note 2)	12,871,154
Accrued expenses and other payables:
Investment advisory fees	301,839
Fund administration fees	46,724
Accounting and transfer agent fees	17,590
Trustee fees	737
Custodian fees	11,415
Compliance program costs (Note 3)	1,787
Professional fees	26,925
Printing fees	8,362
Other	267

Total Liabilities	152,748,872

Net Assets	$1,991,282,616

Represented by:
Capital	$1,818,978,007
Accumulated undistributed net investment income	28,774,750
Accumulated net realized gains from investment transactions with non-affiliates	18,341,210
Net unrealized appreciation/(depreciation) from investments in affiliates	38,335
Net unrealized appreciation/(depreciation) from investments in non-affiliates	125,150,314

Net Assets	$1,991,282,616

Net Assets:
Class Y Shares	$1,991,282,616

Total	$1,991,282,616

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	179,441,835

Total	179,441,835

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$11.10

*	Includes value of securities on loan of $393,072,486 (Note 2).

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	41

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$27,390,975
Dividend income	125,528
Income from securities lending (Note 2)	109,781
Interest income from affiliates	3,534

Total Income	27,629,818

EXPENSES:
Investment advisory fees	1,864,140
Fund administration fees	280,631
Professional fees	47,578
Printing fees	7,785
Trustee fees	43,324
Custodian fees	34,366
Accounting and transfer agent fees	60,407
Compliance program costs (Note 3)	3,694
Other	26,455

Total expenses before earnings credit and fees waived	2,368,380

Earnings credit (Note 5)	(253)
Investment advisory fees waived (Note 3)	(36,961)

Net Expenses	2,331,166

NET INVESTMENT INCOME	25,298,652

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	3,852,338
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,920
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	14,849,974

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	14,858,894

Net realized/unrealized gains from affiliated and non-affiliated investments	18,711,232

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$44,009,884

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$25,298,652	$53,255,593
Net realized gains from investment transactions with non-affiliates	3,852,338	19,581,985
Net change in unrealized appreciation from investments in affiliates and non-affiliates	14,858,894	56,587,853

Change in net assets resulting from operations	44,009,884	129,425,431

Distributions to Shareholders From:
Net investment income:
Class Y	–	(56,532,690)

Change in net assets from shareholder distributions	–	(56,532,690)

Change in net assets from capital transactions	66,749,778	175,048,419

Change in net assets	110,759,662	247,941,160

Net Assets:
Beginning of period	1,880,522,954	1,632,581,794

End of period	$1,991,282,616	$1,880,522,954

Accumulated undistributed net investment income at end of period	$28,774,750	$3,476,098

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$177,186,819	$448,135,411
Dividends reinvested	–	56,532,690
Cost of shares redeemed	(110,437,041)	(329,619,682)

Total Class Y	66,749,778	175,048,419

Change in net assets from capital transactions	$66,749,778	$175,048,419

SHARE TRANSACTIONS:
Class Y Shares
Issued	16,154,108	42,144,491
Reinvested	–	5,331,864
Redeemed	(10,078,005)	(30,856,085)

Total Class Y Shares	6,076,103	16,620,270

Total change in shares	6,076,103	16,620,270

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	43

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.85	0.14	0.11	0.25	–	–	–	$11.10	2.30%	$1,991,282,616	0.24%	2.64%	0.25%	69.03%
Year Ended December 31, 2011(e)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%	$1,880,522,954	0.24%	3.07%	0.27%	111.32%
Year Ended December 31, 2010(e)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%	$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009(e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%	$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(f)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007(g)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(e)	Per share calculations were performed using average shares method.
(f)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.
(g)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	45

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

46	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,803,865	$—	$2,803,865
Commercial Mortgage Backed Securities	—	35,118,867	—	35,118,867
Corporate Bonds	—	428,053,853	—	428,053,853
Municipal Bonds	—	18,411,180	—	18,411,180
Mutual Fund	120,351,022	—	—	120,351,022
Repurchase Agreement	—	12,871,154	—	12,871,154
Sovereign Bonds	—	54,048,890	—	54,048,890
U.S. Government Mortgage Backed Agencies	—	610,063,755	—	610,063,755
U.S. Government Sponsored & Agency Obligations	—	107,803,137	—	107,803,137
U.S. Treasury Bonds	—	131,285,259	—	131,285,259
U.S. Treasury Notes	—	582,009,689	—	582,009,689
Yankee Dollars	—	9,829,704	—	9,829,704
Total Assets	$120,351,022	$1,992,299,353	$—	$2,112,650,375
Liabilities:
U.S. Government Mortgage Backed Agency	—	(1,076,445)	—	(1,076,445)
Total Liabilities	$—	$(1,076,445)	$—	$(1,076,445)
Total	$120,351,022	$1,991,222,908	$—	$2,111,573,930
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to

2012 Semiannual Report	47

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$393,072,486	$400,015,851*
*	Includes $387,144,697 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.24% to 10.25% and maturity dates ranging from 12/01/13 to 11/16/52.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that

48	Semiannual Report 2012

position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

For the period from February 1, 2012 through May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

2012 Semiannual Report	49

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Prior to February 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning February 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.29% for all share classes until at least April 30, 2013. Prior to February 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32%.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed pursuant to the Expense Limitation Agreement.

From January 1, 2012 through February 1, 2012, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $36,961, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

50	Semiannual Report 2012

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s portion of such costs amounted to $3,694.

4.  Investments in Affiliated Issuers

The Fund invests in affiliated issuers. The Fund’s transactions in the shares of affiliated issuers during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
Nationwide Financial Services, Inc.	$90,825	$—	$—	$3,534	$—	$99,750
Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $1,418,535,061 and sales of $1,310,382,900 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $110,985,666 and sales of $42,684,330 of U.S. Government securities.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts

2012 Semiannual Report	51

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,987,774,881	$124,751,635	$(952,586)	$123,799,049

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

52	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	53

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

54	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	55

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

56	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	57

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

58	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	59

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

60	Semiannual Report 2012

NVIT CardinalSM Aggressive Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury

2	Semiannual Report 2012

with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT CardinalSM Aggressive Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual	1,000.00	1,065.50	1.69	0.33
	Hypothetical[c]	1,000.00	1,023.22	1.66	0.33
Class II Shares	Actual	1,000.00	1,065.60	2.16	0.42
	Hypothetical[c]	1,000.00	1,022.77	2.11	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Aggressive Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	94.8%
Fixed Income Funds	5.3%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
NVIT Multi-Manager Large Cap Value Fund, Class Y	22.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.9%
NVIT Multi-Manager International Value Fund, Class Y	15.8%
NVIT Multi-Manager International Growth Fund, Class Y	13.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	8.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	5.1%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3.0%
NVIT Core Plus Bond Fund, Class Y	2.7%
NVIT Core Bond Fund, Class Y	2.6%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 94.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	522,090	$4,771,906
NVIT Multi-Manager International Value Fund, Class Y (a)	634,225	5,422,622
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	596,955	6,142,670
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	878,730	7,565,867
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	210,462	2,382,429
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	263,078	2,793,891
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	61,593	1,032,916
NVIT Multi-Manager Small Cap Value Fund, Class Y* (a)	160,782	1,744,481
NVIT Multi-Manager Small Company Fund, Class Y* (a)	37,898	699,218

Total Equity Funds (cost $32,019,179)		32,556,000

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 5.3%
NVIT Core Bond Fund, Class Y (a)	80,196	$906,219
NVIT Core Plus Bond Fund, Class Y (a)	76,121	907,367

Total Fixed Income Funds (cost $1,740,222)		1,813,586

Total Mutual Funds (cost $33,759,401)		34,369,586

Total Investments (cost $33,759,401) (b) — 100.1%		34,369,586

Liabilities in excess of other assets — (0.1)%		(18,977)

NET ASSETS — 100.0%		$34,350,609

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $33,759,401)	$34,369,586
Receivable for capital shares issued	7,911
Prepaid expenses	2,082

Total Assets	34,379,579

Liabilities:
Payable for investments purchased	7,840
Payable for capital shares redeemed	71
Accrued expenses and other payables:
Investment advisory fees	928
Fund administration fees	4,085
Distribution fees	1,957
Administrative servicing fees	1,370
Accounting and transfer agent fees	782
Trustee fees	12
Custodian fees	195
Compliance program costs (Note 3)	19
Professional fees	5,367
Printing fees	6,154
Other	190

Total Liabilities	28,970

Net Assets	$34,350,609

Represented by:
Capital	$32,005,614
Accumulated undistributed net investment income	81,467
Accumulated net realized gains from investment transactions with affiliates	1,653,343
Net unrealized appreciation/(depreciation) from investments in affiliates	610,185

Net Assets	$34,350,609

Net Assets:
Class I Shares	$7,192,576
Class II Shares	27,158,033

Total	$34,350,609

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	834,555
Class II Shares	3,155,257

Total	3,989,812

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.62
Class II Shares	$8.61

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund
EXPENSES:
Investment advisory fees	$34,319
Fund administration fees	24,684
Distribution fees Class II Shares	34,038
Administrative servicing fees Class I Shares	1,772
Administrative servicing fees Class II Shares	6,808
Professional fees	6,231
Printing fees	6,683
Trustee fees	703
Custodian fees	639
Compliance program costs (Note 3)	58
Other	2,182

Total expenses before earnings credit, fees waived and expenses reimbursed	118,117

Earnings credit (Note 5)	(6)
Distribution fees waived—Class II (Note 3)	(21,784)
Expenses reimbursed by adviser (Note 3)	(27,429)

Net Expenses	68,898

NET INVESTMENT LOSS	(68,898)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	276,662
Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,902,305

Net realized/unrealized gains from affiliated investments	2,178,967

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,110,069

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(68,898)	$235,369
Net realized gains from investment transactions with affiliates	276,662	1,538,427
Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,902,305	(4,069,755)

Change in net assets resulting from operations	2,110,069	(2,295,959)

Distributions to Shareholders From:
Net investment income:
Class I	–	(112,710)
Class II	–	(542,272)
Net realized gains:
Class I	–	(83,186)
Class II	–	(401,991)

Change in net assets from shareholder distributions	–	(1,140,159)

Change in net assets from capital transactions	217,451	5,721,181

Change in net assets	2,327,520	2,285,063

Net Assets:
Beginning of period	32,023,089	29,738,026

End of period	$34,350,609	$32,023,089

Accumulated undistributed net investment income at end of period	$81,467	$150,365

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,466,304	$3,188,518
Dividends reinvested	–	195,896
Cost of shares redeemed	(1,195,025)	(753,642)

Total Class I	271,279	2,630,772

Class II Shares
Proceeds from shares issued	1,375,854	8,586,145
Dividends reinvested	–	944,263
Cost of shares redeemed	(1,429,682)	(6,439,999)

Total Class II	(53,828)	3,090,409

Change in net assets from capital transactions	$217,451	$5,721,181

SHARE TRANSACTIONS:
Class I Shares
Issued	168,882	368,796
Reinvested	–	23,777
Redeemed	(133,634)	(85,937)

Total Class I Shares	35,248	306,636

Class II Shares
Issued	159,123	960,437
Reinvested	–	114,163
Redeemed	(165,560)	(746,326)

Total Class II Shares	(6,437)	328,274

Total change in shares	28,811	634,910

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets((b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.09	(0.01)	0.54	0.53	–	–	–	–	$8.62	6.55%	$7,192,576	0.33%	(0.33)%	0.49%	7.48%
Year Ended December 31, 2011(e)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.09	(6.19)%	$6,466,762	0.33%	0.94%	0.49%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	–	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.07	1.84	1.91	(0.07)	–	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73)%	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.08	(0.02)	0.55	0.53	–	–	–	–	$8.61	6.56%	$27,158,033	0.42%	(0.42)%	0.74%	7.48%
Year Ended December 31, 2011(e)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.08	(6.38)%	$25,556,327	0.42%	0.67%	0.74%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	–	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.06	1.85	1.91	(0.07)	–	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76)%	$5,666,187	0.41%	1.03%	1.20%	26.73%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14	Semiannual Report 2012

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$34,369,586	$—	$—	$34,369,586
Total	$34,369,586	$—	$—	$34,369,586
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

16	Semiannual Report 2012

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$32,383	$50,958	$52,705	$27,429	$163,475

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $58.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $21,784.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $8,580 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$4,507,880	$371,115	$304,522	$—	$23,266	$4,771,906
NVIT Multi-Manager International Value Fund, Class Y	5,144,321	511,851	348,025	—	(25,672)	5,422,622
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5,764,991	418,626	645,857	—	141,776	6,142,670
NVIT Multi-Manager Large Cap Value Fund, Class Y	7,019,573	549,353	478,535	—	3,940	7,565,867
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,232,892	162,799	262,497	—	66,048	2,382,429
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,554,817	234,471	174,013	—	14,483	2,793,891
NVIT Multi-Manager Small Cap Growth Fund, Class Y	961,373	69,771	84,478	—	19,307	1,032,916
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,596,022	116,285	123,656	—	20,802	1,744,481
NVIT Multi-Manager Small Company Fund, Class Y	638,398	48,776	43,503	—	6,911	699,218
NVIT Core Bond Fund, Class Y	809,988	119,631	54,379	—	2,921	906,219
NVIT Core Plus Bond Fund, Class Y	809,821	121,709	54,379	—	2,880	907,367

Amounts designated as “—” are zero or have been rounded to zero.

18	Semiannual Report 2012

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $2,724,387 and sales of $2,573,844 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$33,880,571	$1,218,632	$(729,617)	$489,015

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

2012 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

22	Semiannual Report 2012

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	23

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

24	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007,
		Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2012

NVIT CardinalSM Balanced Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/12)

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Message To Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes

2	Semiannual Report 2012

state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

The latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

Overall, the fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Cardinal Balanced Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual		1,000.00	1,049.10	1.48	0.29
	Hypothetical	[c]	1,000.00	1,023.42	1.46	0.29
Class II Shares	Actual		1,000.00	1,048.10	1.94	0.38
	Hypothetical	[c]	1,000.00	1,022.97	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Balanced Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	48.7%
Fixed Income Funds	48.2%
Money Market Fund	3.1%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	19.4%
NVIT Core Plus Bond Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	14.4%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.7%
NVIT Multi-Manager International Value Fund, Class Y	6.7%
NVIT Multi-Manager International Growth Fund, Class Y	5.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
NVIT Money Market Fund, Class Y	3.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	4.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 48.7%
NVIT Multi-Manager International Growth Fund, Class Y (a)	9,955,510	$90,993,365
NVIT Multi-Manager International Value Fund, Class Y (a)	12,346,391	105,561,641
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	16,231,469	167,021,814
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	24,878,148	214,200,853
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	4,013,873	45,437,043
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	7,314,288	77,677,738
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	913,697	15,322,706
NVIT Multi-Manager Small Cap Value Fund, Class Y * (a)	2,861,744	31,049,917
NVIT Multi-Manager Small Company Fund, Class Y * (a)	843,097	15,555,131

Total Equity Funds (cost $710,344,355)		762,820,208

Fixed Income Funds 48.2%
NVIT Core Bond Fund, Class Y (a)	19,972,782	225,692,438
NVIT Core Plus Bond Fund, Class Y (a)	18,957,311	225,971,149
NVIT Short-Term Bond Fund, Class Y (a)	28,825,724	304,111,391

Total Fixed Income Funds (cost $722,955,582)		755,774,978

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 3.1%
NVIT Money Market Fund, Class Y, 0.00% * (a)(b)	47,937,159	$47,937,159

Total Money Market Fund (cost $47,937,159)		47,937,159

Total Mutual Funds (cost $1,481,237,096)		1,566,532,345

Total Investments (cost $1,481,237,096) (c) — 100.0%		1,566,532,345

Liabilities in excess of other assets — 0.0%†		(464,093)

NET ASSETS — 100.0%		$1,566,068,252

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,481,237,096)	$1,566,532,345
Receivable for investments sold	3,422,161
Prepaid expenses	14,845

Total Assets	1,569,969,351

Liabilities:
Payable for capital shares redeemed	3,422,161
Accrued expenses and other payables:
Investment advisory fees	251,473
Fund administration fees	31,514
Distribution fees	102,815
Administrative servicing fees	58,361
Accounting and transfer agent fees	47
Trustee fees	581
Custodian fees	8,007
Compliance program costs (Note 3)	1,538
Professional fees	10,043
Printing fees	6,600
Other	7,959

Total Liabilities	3,901,099

Net Assets	$1,566,068,252

Represented by:
Capital	$1,444,751,171
Accumulated undistributed net investment income	1,503,134
Accumulated net realized gains from investment transactions with affiliates	34,518,698
Net unrealized appreciation/(depreciation) from investments in affiliates	85,295,249

Net Assets	$1,566,068,252

Net Assets:
Class I Shares	$142,789,249
Class II Shares	1,423,279,003

Total	$1,566,068,252

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,634,545
Class II Shares	136,158,956

Total	149,793,501

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.47
Class II Shares	$10.45

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund
EXPENSES:
Investment advisory fees	$1,516,500
Fund administration fees	187,617
Distribution fees Class II Shares	1,718,693
Administrative servicing fees Class I Shares	35,385
Administrative servicing fees Class II Shares	343,733
Professional fees	31,686
Printing fees	8,665
Trustee fees	31,663
Custodian fees	27,469
Compliance program costs (Note 3)	2,804
Other	20,216

Total expenses before fees waived	3,924,431

Distribution fees waived — Class II (Note 3)	(1,099,968)

Net Expenses	2,824,463

NET INVESTMENT LOSS	(2,824,463)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	15,018,134
Net change in unrealized appreciation/(depreciation) from investments in affiliates	56,374,230

Net realized/unrealized gains from affiliated investments	71,392,364

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$68,567,901

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(2,824,463)	$17,224,056
Net realized gains from investment transactions with affiliates	15,018,134	23,827,909
Net change in unrealized appreciation/(depreciation) from investments in affiliates	56,374,230	(60,535,304)

Change in net assets resulting from operations	68,567,901	(19,483,339)

Distributions to Shareholders From:
Net investment income:
Class I	–	(3,542,330)
Class II	–	(27,282,332)
Net realized gains:
Class I	–	(866,379)
Class II	–	(7,415,803)

Change in net assets from shareholder distributions	–	(39,106,844)

Change in net assets from capital transactions	90,828,770	394,229,437

Change in net assets	159,396,671	335,639,254

Net Assets:
Beginning of period	1,406,671,581	1,071,032,327

End of period	$1,566,068,252	$1,406,671,581

Accumulated undistributed net investment income at end of period	$1,503,134	$4,327,597

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,579,608	$3,181,676
Dividends reinvested	–	4,408,709
Cost of shares redeemed	(1,338,056)	(3,395,172)

Total Class I	241,552	4,195,213

Class II Shares
Proceeds from shares issued	98,786,432	364,691,063
Dividends reinvested	–	34,698,135
Cost of shares redeemed	(8,199,214)	(9,354,974)

Total Class II	90,587,218	390,034,224

Change in net assets from capital transactions	$90,828,770	$394,229,437

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	151,541	309,813
Reinvested	–	433,417
Redeemed	(128,421)	(328,136)

Total Class I Shares	23,120	415,094

Class II Shares
Issued	9,459,275	35,419,456
Reinvested	–	3,425,291
Redeemed	(787,237)	(903,343)

Total Class II Shares	8,672,038	37,941,404

Total change in shares	8,695,158	38,356,498

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.98	(0.02)	0.51	0.49	–	–	–	–	$10.47	4.91%	$142,789,249	0.29%	(0.29)%	0.29%	4.34%
Year Ended December 31, 2011(e)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	–	(0.33)	$9.98	(1.26)%	$135,872,430	0.29%	1.38%	0.29%	7.65%
Year Ended December 31, 2010(e)	$9.55	0.41	0.58	0.99	(0.10)	–	–	(0.10)	$10.44	10.46%	$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009(e)	$8.12	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10)%	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.97	(0.02)	0.50	0.48	–	–	–	–	$10.45	4.81%	$1,423,279,003	0.38%	(0.38)%	0.54%	4.34%
Year Ended December 31, 2011(e)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	–	(0.32)	$9.97	(1.35)%	$1,270,799,151	0.38%	1.38%	0.54%	7.65%
Year Ended December 31, 2010(e)	$9.54	0.14	0.83	0.97	(0.09)	–	–	(0.09)	$10.42	10.41%	$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009(e)	$8.11	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23)%	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

14	Semiannual Report 2012

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,566,532,345	$—	$—	$1,566,532,345
Total	$1,566,532,345	$—	$—	$1,566,532,345
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

16	Semiannual Report 2012

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,804.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2012. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $1,099,968.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $379,118 in administrative services fees from the Fund.

18	Semiannual Report 2012

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliate Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$84,521,051	$5,703,760	$2,965,561	$–	$599,392	$90,993,365
NVIT Multi-Manager International Value Fund, Class Y	98,464,017	6,654,387	1,602,450	–	88,628	105,561,641
NVIT Multi-Manager Large Cap Growth Fund, Class Y	154,136,182	10,456,893	13,952,458	–	5,664,860	167,021,814
NVIT Multi-Manager Large Cap Value Fund, Class Y	195,428,294	13,308,773	7,806,895	–	2,347,828	214,200,853
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	41,872,828	2,851,880	4,026,674	–	1,017,888	45,437,043
NVIT Multi-Manager Mid Cap Value Fund, Class Y	69,857,992	4,753,133	1,843,239	–	701,971	77,677,738
NVIT Multi-Manager Small Cap Growth Fund, Class Y	14,018,067	950,627	917,782	–	439,449	15,322,706
NVIT Multi-Manager Small Cap Value Fund, Class Y	27,930,259	1,901,253	1,524,329	–	742,303	31,049,917
NVIT Multi-Manager Small Company Fund, Class Y	13,965,788	950,627	587,252	–	267,663	15,555,131
NVIT Core Bond Fund, Class Y	212,600,912	13,998,421	9,084,690	–	1,381,103	225,692,438
NVIT Core Plus Bond Fund, Class Y	212,556,551	13,998,421	8,505,728	–	1,699,076	225,971,149
NVIT Short-Term Bond Fund, Class Y	225,479,275	74,958,313	1,297,823	–	67,973	304,111,391
NVIT Money Market Fund, Class Y	56,303,769	3,541,528	11,908,139	–	–	47,937,159

Amounts designated as “–” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $154,028,016 and sales of $66,023,020 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

20	Semiannual Report 2012

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,481,995,103	$90,573,660	$(6,036,418)	$84,537,242

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007- 2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology- oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4] , Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4] , and is a Senior Vice President of NFS[4] . From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4] .	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT CardinalSM Capital Appreciation Fund

Semiannual Report

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

2	Semiannual Report 2012

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Cardinal Capital Appreciation Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual	1,000.00	1,057.80	1.48	0.29
	Hypothetical[c]	1,000.00	1,023.42	1.46	0.29
Class II Shares	Actual	1,000.00	1,057.80	1.94	0.38
	Hypothetical[c]	1,000.00	1,022.97	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Capital Appreciation Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	68.9%
Fixed Income Funds	31.1%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	17.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.7%
NVIT Multi-Manager International Value Fund, Class Y	10.7%
NVIT Core Plus Bond Fund, Class Y	10.4%
NVIT Core Bond Fund, Class Y	10.4%
NVIT Short-Term Bond Fund, Class Y	10.3%
NVIT Multi-Manager International Growth Fund, Class Y	8.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.0%
Other Holdings	3.0%

100.0%

† Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 68.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	22,077,744	$201,790,583
NVIT Multi-Manager International Value Fund, Class Y (a)	28,684,623	245,253,526
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	32,719,535	336,684,020
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	47,284,879	407,122,804
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	7,928,677	89,752,620
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	15,131,823	160,699,959
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	2,700,928	45,294,566
NVIT Multi-Manager Small Cap Value Fund, Class Y * (a)	6,344,789	68,840,961
NVIT Multi-Manager Small Company Fund, Class Y * (a)	1,246,148	22,991,426

Total Equity Funds (cost $1,506,279,874)		1,578,430,465

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 31.1%
NVIT Core Bond Fund, Class Y (a)	21,083,681	$238,245,592
NVIT Core Plus Bond Fund, Class Y (a)	20,012,025	238,543,343
NVIT Short-Term Bond Fund, Class Y (a)	22,426,660	236,601,258

Total Fixed Income Funds (cost $682,913,843)		713,390,193

Total Mutual Funds (cost $2,189,193,717)		2,291,820,658

Total Investments (cost $2,189,193,717) (b) — 100.0%		2,291,820,658

Liabilities in excess of other assets — 0.0%†		(677,224)

NET ASSETS — 100.0%		$2,291,143,434

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,189,193,717)	$2,291,820,658
Receivable for capital shares issued	600,612
Prepaid expenses	21,084

Total Assets	2,292,442,354

Liabilities:
Payable for investments purchased	430,178
Payable for capital shares redeemed	170,434
Accrued expenses and other payables:
Investment advisory fees	365,233
Fund administration fees	44,198
Distribution fees	163,328
Administrative servicing fees	84,933
Accounting and transfer agent fees	66
Trustee fees	854
Custodian fees	10,944
Compliance program costs (Note 3)	2,381
Professional fees	10,680
Printing fees	4,300
Other	11,391

Total Liabilities	1,298,920

Net Assets	$2,291,143,434

Represented by:
Capital	$2,128,324,702
Accumulated undistributed net investment income	3,533,248
Accumulated net realized gains from investment transactions with affiliates	56,658,543
Net unrealized appreciation/(depreciation) from investments in affiliates	102,626,941

Net Assets	$2,291,143,434

Net Assets:
Class I Shares	$14,232,045
Class II Shares	2,276,911,389

Total	$2,291,143,434

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,414,046
Class II Shares	226,385,887

Total	227,799,933

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.06
Class II Shares	$10.06

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
EXPENSES:
Investment advisory fees	$2,214,642
Fund administration fees	264,369
Distribution fees Class II Shares	2,750,879
Administrative servicing fees Class I Shares	3,483
Administrative servicing fees Class II Shares	550,168
Professional fees	43,110
Printing fees	9,507
Trustee fees	47,597
Custodian fees	39,643
Compliance program costs (Note 3)	3,970
Other	27,439

Total expenses before fees waived	5,954,807

Distribution fees waived — Class II (Note 3)	(1,760,569)

Net Expenses	4,194,238

NET INVESTMENT LOSS	(4,194,238)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	24,307,944
Net change in unrealized appreciation/(depreciation) from investments in affiliates	95,935,033

Net realized/unrealized gains from affiliated investments	120,242,977

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$116,048,739

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(4,194,238)	$20,488,492
Net realized gains from investment transactions with affiliates	24,307,944	40,067,926
Net change in unrealized appreciation/(depreciation) from investments in affiliates	95,935,033	(134,076,218)

Change in net assets resulting from operations	116,048,739	(73,519,800)

Distributions to Shareholders From:
Net investment income:
Class I	–	(259,256)
Class II	–	(38,207,939)
Net realized gains:
Class I	–	(79,643)
Class II	–	(10,941,924)

Change in net assets from shareholder distributions	–	(49,488,762)

Change in net assets from capital transactions	160,683,341	817,342,211

Change in net assets	276,732,080	694,333,649

Net Assets:
Beginning of period	2,014,411,354	1,320,077,705

End of period	$2,291,143,434	$2,014,411,354

Accumulated undistributed net investment income at end of period	$3,533,248	$7,727,486

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,967,260	$8,835,115
Dividends reinvested	–	338,899
Cost of shares redeemed	(1,381,495)	(4,430,051)

Total Class I	585,765	4,743,963

Class II Shares
Proceeds from shares issued	173,110,326	769,452,489
Dividends reinvested	–	49,149,863
Cost of shares redeemed	(13,012,750)	(6,004,104)

Total Class II	160,097,576	812,598,248

Change in net assets from capital transactions	$160,683,341	$817,342,211

2012 Semiannual Report	11

Statement of Changes in Net Assets (Continued)

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	194,456	867,998
Reinvested	–	34,877
Redeemed	(136,463)	(451,846)

Total Class I Shares	57,993	451,029

Class II Shares
Issued	17,223,927	76,689,580
Reinvested	–	5,046,897
Redeemed	(1,306,676)	(601,089)

Total Class II Shares	15,917,251	81,135,388

Total change in shares	15,975,244	81,586,417

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.51	(0.01)	0.56	0.55	–	–	–	$10.06	5.78%	$14,232,045	0.29%	(0.29)%	0.29%	3.39%
Year Ended December 31, 2011(e)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	(0.30)	$9.51	(3.37)%	$12,899,136	0.29%	1.22%	0.29%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.12	1.00	1.12	(0.07)	–	(0.07)	$10.14	12.46%	$9,175,067	0.29%	1.28%	0.29%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.66	1.79	(0.13)	–	(0.13)	$9.09	24.25%	$4,277,333	0.30%	1.59%	0.30%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	(0.20)	$7.43	(23.81)%	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.51	(0.02)	0.57	0.55	–	–	–	$10.06	5.78%	$2,276,911,389	0.38%	(0.38)%	0.54%	3.39%
Year Ended December 31, 2011(e)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	(0.29)	$9.51	(3.45)%	$2,001,512,218	0.38%	1.20%	0.54%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.11	1.01	1.12	(0.07)	–	(0.07)	$10.14	12.39%	$1,310,902,638	0.38%	1.22%	0.54%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.65	1.78	(0.12)	–	(0.12)	$9.09	24.16%	$544,708,502	0.38%	1.55%	0.54%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	(0.20)	$7.43	(23.84)%	$114,509,407	0.39%	1.95%	0.59%	14.19%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,291,820,658	$—	$—	$2,291,820,658
Total	$2,291,820,658	$—	$—	$2,291,820,658
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net

16	Semiannual Report 2012

realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $3,970.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $1,760,569.

18	Semiannual Report 2012

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $553,651 in administrative servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$181,855,318	$15,272,529	$3,210,414	$–	$1,240,355	$201,790,583
NVIT Multi-Manager International Value Fund, Class Y	221,945,600	20,421,436	1,451,437	–	(249,632)	245,253,526
NVIT Multi-Manager Large Cap Growth Fund, Class Y	301,478,205	25,454,214	22,093,197	–	8,634,866	336,684,020
NVIT Multi-Manager Large Cap Value Fund, Class Y	360,419,311	30,545,057	8,053,946	–	2,366,542	407,122,804
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	100,093,564	7,999,911	31,017,701	–	9,185,628	89,752,620
NVIT Multi-Manager Mid Cap Value Fund, Class Y	120,244,804	33,631,206	900,655	–	316,192	160,699,959
NVIT Multi-Manager Small Cap Growth Fund, Class Y	40,212,377	3,393,895	1,933,149	–	971,927	45,294,566
NVIT Multi-Manager Small Cap Value Fund, Class Y	60,094,834	5,090,843	2,228,835	–	1,111,937	68,840,961
NVIT Multi-Manager Small Company Fund, Class Y	20,031,512	1,696,948	490,409	–	253,696	22,991,426
NVIT Core Bond Fund, Class Y	203,301,283	28,222,436	1,319,488	–	176,884	238,245,592
NVIT Core Plus Bond Fund, Class Y	203,258,545	28,783,669	1,319,488	–	231,311	238,543,343
NVIT Short Term Bond Fund, Class Y	202,142,444	31,325,947	1,319,488	–	68,238	236,601,258

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $231,838,091 and sales of $75,338,207 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

20	Semiannual Report 2012

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,190,751,748	$119,221,419	$(18,152,509)	$101,068,910

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT CardinalSM Conservative Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

2	Semiannual Report 2012

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT CardinalSM Conservative Fund		Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual	1,000.00	1,035.10	1.52	0.30
	Hypothetical[c]	1,000.00	1,023.37	1.51	0.30
Class II Shares	Actual	1,000.00	1,034.10	1.97	0.39
	Hypothetical[c]	1,000.00	1,022.92	1.96	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Conservative Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Fixed Income Funds	75.8%
Equity Funds	19.2%
Money Market Fund	5.0%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	35.2%
NVIT Core Plus Bond Fund, Class Y	20.3%
NVIT Core Bond Fund, Class Y	20.2%
NVIT Multi-Manager Large Cap Value Fund, Class Y	6.8%
NVIT Money Market Fund, Class Y	5.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4.8%
NVIT Multi-Manager International Value Fund, Class Y	2.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager International Growth Fund, Class Y	1.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	0.9%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 19.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,457,308	$13,319,794
NVIT Multi-Manager International Value Fund, Class Y (a)	2,327,147	19,897,104
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,236,310	33,301,633
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,458,424	46,997,032
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	587,035	6,645,240
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,282,145	13,616,381

Total Equity Funds (cost $128,960,408)		133,777,184

Fixed Income Funds 75.8%
NVIT Core Bond Fund, Class Y (a)	12,455,397	140,745,985
NVIT Core Plus Bond Fund, Class Y (a)	11,823,572	140,936,983
NVIT Short-Term Bond Fund, Class Y (a)	23,190,795	244,662,891

Total Fixed Income Funds (cost $509,932,643)		526,345,859

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	34,887,661	34,887,661

Total Money Market Fund (cost $34,887,661)		34,887,661

Total Mutual Funds (cost $673,780,712)		695,010,704

Total Investments (cost $673,780,712) (c) — 100.0%		695,010,704

Liabilities in excess of other assets — 0.0%†		(221,306)

NET ASSETS — 100.0%		$694,789,398

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $673,780,712)	$695,010,704
Receivable for capital shares issued	1,710,652
Prepaid expenses	6,591

Total Assets	696,727,947

Liabilities:
Payable for investments purchased	1,710,107
Payable for capital shares redeemed	545
Accrued expenses and other payables:
Investment advisory fees	111,761
Fund administration fees	15,935
Distribution fees	49,692
Administrative servicing fees	26,013
Accounting and transfer agent fees	21
Trustee fees	249
Custodian fees	3,524
Compliance program costs (Note 3)	739
Professional fees	7,100
Printing fees	7,211
Other	5,652

Total Liabilities	1,938,549

Net Assets	$694,789,398

Represented by:
Capital	$658,983,579
Accumulated distributions in excess of net investment loss	(249,828)
Accumulated net realized gains from investment transactions with affiliates	14,825,655
Net unrealized appreciation/(depreciation) from investments in affiliates	21,229,992

Net Assets	$694,789,398

Net Assets:
Class I Shares	$8,421,057
Class II Shares	686,368,341

Total	$694,789,398

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	792,322
Class II Shares	64,622,036

Total	65,414,358

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.63
Class II Shares	$10.62

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Conservative Fund
EXPENSES:
Investment advisory fees	$630,209
Fund administration fees	90,198
Distribution fees Class II Shares	778,614
Administrative servicing fees Class I Shares	1,828
Administrative servicing fees Class II Shares	155,721
Professional fees	16,515
Printing fees	11,975
Trustee fees	13,463
Custodian fees	11,376
Compliance program costs (Note 3)	1,073
Other	8,567

Total expenses before fees waived	1,719,539

Distribution fees waived — Class II (Note 3)	(498,315)

Net Expenses	1,221,224

NET INVESTMENT LOSS	(1,221,224)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	4,779,201
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,114,630

Net realized/unrealized gains from affiliated investments	21,893,831

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,672,607

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(1,221,224)	$8,416,356
Net realized gains from investment transactions with affiliates	4,779,201	11,035,911
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,114,630	(13,494,539)

Change in net assets resulting from operations	20,672,607	5,957,728

Distributions to Shareholders From:
Net investment income:
Class I	–	(96,265)
Class II	–	(12,347,919)
Net realized gains:
Class I	–	(21,780)
Class II	–	(2,774,600)

Change in net assets from shareholder distributions	–	(15,240,564)

Change in net assets from capital transactions	71,216,709	216,904,948

Change in net assets	91,889,316	207,622,112

Net Assets:
Beginning of period	602,900,082	395,277,970

End of period	$694,789,398	$602,900,082

Accumulated distributions in excess of net investment income/(loss) at end of period	$(249,828)	$971,396

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,666,446	$3,364,347
Dividends reinvested	–	118,045
Cost of shares redeemed	(704,035)	(936,478)

Total Class I	2,962,411	2,545,914

Class II Shares
Proceeds from shares issued	108,578,739	244,623,874
Dividends reinvested	–	15,122,519
Cost of shares redeemed	(40,324,441)	(45,387,359)

Total Class II	68,254,298	214,359,034

Change in net assets from capital transactions	$71,216,709	$216,904,948

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	349,600	323,038
Reinvested	–	11,444
Redeemed	(66,715)	(89,640)

Total Class I Shares	282,885	244,842

Class II Shares
Issued	10,286,607	23,519,424
Reinvested	–	1,465,855
Redeemed	(3,861,518)	(4,360,596)

Total Class II Shares	6,425,089	20,624,683

Total change in shares	6,707,974	20,869,525

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.27	(0.02)	0.38	0.36	–	–	–	$10.63	3.51%	$8,421,057	0.30%	(0.30)%	0.30%	9.82%
Year Ended December 31, 2011(e)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	(0.33)	$10.27	1.50%	$5,232,810	0.30%	1.95%	0.30%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%	0.30%	11.55%
Year Ended December 31, 2009(e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	(0.18)	$9.12	(7.11)%	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.27	(0.02)	0.37	0.35	–	–	–	$10.62	3.41%	$686,368,341	0.39%	(0.39)%	0.55%	9.82%
Year Ended December 31, 2011(e)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	(0.32)	$10.27	1.41%	$597,667,272	0.39%	1.75%	0.55%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%	0.55%	11.55%
Year Ended December 31, 2009(e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	(0.17)	$9.13	(7.04)%	$50,233,299	0.42%	3.52%	0.66%	24.30%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$695,010,704	$—	$—	$695,010,704
Total	$695,010,704	$—	$—	$695,010,704
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the

16	Semiannual Report 2012

U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012 there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,073.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $498,315.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

18	Semiannual Report 2012

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $157,549 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$12,046,755	$2,138,213	$1,432,209	$—	$209,697	$13,319,794
NVIT Multi-Manager International Value Fund, Class Y	18,043,453	3,207,320	1,821,815	—	146,700	19,897,104
NVIT Multi-Manager Large Cap Growth Fund, Class Y	29,958,978	5,345,533	5,177,123	—	1,489,999	33,301,633
NVIT Multi-Manager Large Cap Value Fund, Class Y	41,781,548	7,483,746	5,186,029	—	527,318	46,997,032
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5,969,285	1,069,107	1,065,614	—	279,162	6,645,240
NVIT Multi-Manager Mid Cap Value Fund, Class Y	11,948,325	2,138,213	1,321,902	—	226,700	13,616,381
NVIT Core Bond Fund, Class Y	121,207,295	22,315,199	7,380,834	—	671,123	140,745,985
NVIT Core Plus Bond Fund, Class Y	121,182,310	22,626,247	7,380,834	—	877,325	140,936,983
NVIT Short Term Bond Fund, Class Y	192,822,595	59,802,775	12,091,324	—	351,177	244,662,891
NVIT Money Market Fund, Class Y	48,149,841	6,712,885	19,975,066	—		34,887,661

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $132,839,238 and sales of $62,832,750 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures.  The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

20	Semiannual Report 2012

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$673,816,294	$22,569,062	$(1,374,652)	$21,194,410

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT CardinalSM Moderate Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

2	Semiannual Report 2012

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT CardinalSM Moderate Fund		Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual	1,000.00	1,053.30	1.48	0.29
	Hypothetical[c]	1,000.00	1,023.42	1.46	0.29
Class II Shares	Actual	1,000.00	1,053.30	1.94	0.38
	Hypothetical[c]	1,000.00	1,022.97	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Moderate Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	58.7%
Fixed Income Funds	39.2%
Money Market Fund	2.1%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	15.7%
NVIT Short-Term Bond Fund, Class Y	14.4%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.6%
NVIT Core Plus Bond Fund, Class Y	12.4%
NVIT Core Bond Fund, Class Y	12.4%
NVIT Multi-Manager International Value Fund, Class Y	8.7%
NVIT Multi-Manager International Growth Fund, Class Y	6.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.0%
Other Holdings	4.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 58.7%
NVIT Multi-Manager International Growth Fund, Class Y (a)	15,932,333	$145,621,520
NVIT Multi-Manager International Value Fund, Class Y (a)	21,774,575	186,172,613
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	26,312,584	270,756,494
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	38,999,521	335,785,875
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	7,340,834	83,098,236
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	12,038,996	127,854,136
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,266,570	21,240,375
NVIT Multi-Manager Small Cap Value Fund, Class Y* (a)	5,867,825	63,665,901
NVIT Multi-Manager Small Company Fund, Class Y* (a)	1,156,374	21,335,105

Total Equity Funds (cost $1,189,490,899)		1,255,530,255

Fixed Income Funds 39.2%
NVIT Core Bond Fund, Class Y (a)	23,479,060	265,313,377
NVIT Core Plus Bond Fund, Class Y (a)	22,285,336	265,641,200
NVIT Short-Term Bond Fund, Class Y (a)	29,134,531	307,369,297

Total Fixed Income Funds (cost $804,555,858)		838,323,874

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 2.1%
NVIT Money Market Fund, Class Y,
0.00%* (a)(b)	43,836,589	$43,836,589

Total Money Market Fund (cost $43,836,589)		43,836,589

Total Mutual Funds (cost $2,037,883,346)		2,137,690,718

Total Investments (cost $2,037,883,346) (c) — 100.0%		2,137,690,718

Liabilities in excess of other assets — 0.0%†		(636,945)

NET ASSETS — 100.0%		$2,137,053,773

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,037,883,346)	$2,137,690,718
Receivable for capital shares issued	2,077,852
Prepaid expenses	19,759

Total Assets	2,139,788,329

Liabilities:
Payable for investments purchased	2,077,138
Payable for capital shares redeemed	714
Accrued expenses and other payables:
Investment advisory fees	341,322
Fund administration fees	41,531
Distribution fees	152,221
Administrative servicing fees	79,341
Accounting and transfer agent fees	61
Trustee fees	794
Custodian fees	10,666
Compliance program costs (Note 3)	2,095
Professional fees	11,271
Printing fees	5,779
Other	11,623

Total Liabilities	2,734,556

Net Assets	$2,137,053,773

Represented by:
Capital	$1,975,738,574
Accumulated undistributed net investment income	2,724,601
Accumulated net realized gains from investment transactions with affiliates	58,783,226
Net unrealized appreciation/(depreciation) from investments in affiliates	99,807,372

Net Assets	$2,137,053,773

Net Assets:
Class I Shares	$19,081,371
Class II Shares	2,117,972,402

Total	$2,137,053,773

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,855,497
Class II Shares	206,282,510

Total	208,138,007

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.28
Class II Shares	$10.27

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund
EXPENSES:
Investment advisory fees	$2,069,150
Fund administration fees	248,368
Distribution fees Class II Shares	2,562,558
Administrative servicing fees Class I Shares	4,774
Administrative servicing fees Class II Shares	512,504
Professional fees	41,035
Printing fees	9,246
Trustee fees	43,764
Custodian fees	37,338
Compliance program costs (Note 3)	3,828
Other	26,594

Total expenses before fees waived	5,559,159

Distribution fees waived — Class II (Note 3)	(1,640,043)

Net Expenses	3,919,116

NET INVESTMENT LOSS	(3,919,116)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	24,943,034
Net change in unrealized appreciation/(depreciation) from investments in affiliates	80,288,718

Net realized/unrealized gains from affiliated investments	105,231,752

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$101,312,636

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(3,919,116)	$21,026,191
Net realized gains from investment transactions with affiliates	24,943,034	40,494,233
Net change in unrealized appreciation from affiliated investments	80,288,718	(108,852,680)

Change in net assets resulting from operations	101,312,636	(47,332,256)

Distributions to Shareholders From:
Net investment income:
Class I	–	(448,320)
Class II	–	(38,379,566)
Net realized gains:
Class I	–	(117,429)
Class II	–	(11,226,826)

Change in net assets from shareholder distributions	–	(50,172,141)

Change in net assets from capital transactions	129,255,172	639,288,864

Change in net assets	230,567,808	541,784,467

Net Assets:
Beginning of period	1,906,485,965	1,364,701,498

End of period	$2,137,053,773	$1,906,485,965

Accumulated undistributed net investment income at end of period	$2,724,601	$6,643,717

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,564,484	$5,671,432
Dividends reinvested	–	565,749
Cost of shares redeemed	(1,545,212)	(4,103,132)

Total Class I	19,272	2,134,049

Class II Shares
Proceeds from shares issued	146,714,722	602,388,484
Dividends reinvested	–	49,606,392
Cost of shares redeemed	(17,478,822)	(14,840,061)

Total Class II	129,235,900	637,154,815

Change in net assets from capital transactions	$129,255,172	$639,288,864

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	151,872	553,270
Reinvested	–	56,629
Redeemed	(152,010)	(404,065)

Total Class I Shares	(138)	205,834

Class II Shares
Issued	14,324,284	59,148,085
Reinvested	–	4,986,765
Redeemed	(1,703,953)	(1,465,084)

Total Class II Shares	12,620,331	62,669,766

Total change in shares	12,620,193	62,875,600

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.76	(0.01)	0.53	0.52	–	–	–	–	$10.28	5.33%	$19,081,371	0.29%	(0.29)%	0.29%	4.55%
Year Ended December 31, 2011(e)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	–	(0.31)	$9.76	(2.25)%	$18,114,596	0.29%	1.26%	0.29%	8.66%
Year Ended December 31, 2010(e)	$9.33	0.13	0.93	1.06	(0.09)	–	–	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.14	1.56	1.70	(0.15)	–	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45)%	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.75	(0.02)	0.54	0.52	–	–	–	–	$10.27	5.33%	$2,117,972,402	0.38%	(0.38)%	0.54%	4.55%
Year Ended December 31, 2011(e)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	–	(0.30)	$9.75	(2.33)%	$1,888,371,369	0.38%	1.26%	0.54%	8.66%
Year Ended December 31, 2010(e)	$9.32	0.13	0.92	1.05	(0.08)	–	–	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.15	1.53	1.68	(0.14)	–	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48)%	$110,864,444	0.39%	2.28%	0.59%	13.37%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,137,690,718	$—	$—	$2,137,690,718
Total	$2,137,690,718	$—	$—	$2,137,690,718
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the

16	Semiannual Report 2012

U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $3,828.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $1,640,043.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

18	Semiannual Report 2012

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $517,278 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$133,768,168	$9,903,258	$3,939,195	$—	$1,393,620	$145,621,520
NVIT Multi-Manager International Value Fund, Class Y	171,737,783	12,732,761	1,866,132	—	279,276	186,172,613
NVIT Multi-Manager Large Cap Growth Fund, Class Y	247,105,971	18,391,766	20,929,031	—	6,900,006	270,756,494
NVIT Multi-Manager Large Cap Value Fund, Class Y	302,978,232	22,636,019	10,379,114	—	3,565,285	335,785,875
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	75,728,506	5,659,005	6,853,271	—	2,368,360	83,098,236
NVIT Multi-Manager Mid Cap Value Fund, Class Y	113,718,116	8,488,507	2,348,649	—	991,170	127,854,136
NVIT Multi-Manager Small Cap Growth Fund, Class Y	38,030,993	2,424,579	23,782,848	—	8,200,916	21,240,375
NVIT Multi-Manager Small Cap Value Fund, Class Y	37,891,288	23,304,756	420,478	—	225,173	63,665,901
NVIT Multi-Manager Small Company Fund, Class Y	18,944,531	1,414,751	688,129	—	359,905	21,335,105
NVIT Core Bond Fund, Class Y	230,727,477	27,480,288	1,936,282	—	225,128	265,313,377
NVIT Core Plus Bond Fund, Class Y	230,678,997	28,107,931	1,936,282	—	325,104	265,641,200
NVIT Short-Term Bond Fund, Class Y	248,525,103	55,578,406	2,195,403	—	109,091	307,369,297
NVIT Money Market Fund, Class Y	57,284,367	3,839,331	17,287,109	—	—	43,836,589

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $219,961,358 and sales of $94,621,923 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

20	Semiannual Report 2012

Futures.  The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,038,580,331	$111,587,116	$(12,476,729)	$99,110,387

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT CardinalSM Moderately Aggressive Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes

2	Semiannual Report 2012

state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Cardinal Moderately Aggressive Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual		1,000.00	1,059.90	1.54	0.30
	Hypothetical	[c]	1,000.00	1,023.37	1.51	0.30
Class II Shares	Actual		1,000.00	1,060.00	2.00	0.39
	Hypothetical	[c]	1,000.00	1,022.92	1.96	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Moderately Aggressive Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	79.1%
Fixed Income Funds	20.9%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Multi-Manager Large Cap Value Fund, Class Y	18.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.8%
NVIT Multi-Manager International Value Fund, Class Y	12.7%
NVIT Multi-Manager International Growth Fund, Class Y	11.8%
NVIT Core Plus Bond Fund, Class Y	7.9%
NVIT Core Bond Fund, Class Y	7.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.1%
NVIT Short-Term Bond Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
Other Holdings	4.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 79.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,118,704	$46,784,950
NVIT Multi-Manager International Value Fund, Class Y (a)	5,892,328	50,379,405
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,071,275	62,473,421
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,681,666	74,749,147
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	1,719,971	19,470,075
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,634,201	27,975,216
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	469,885	7,879,973
NVIT Multi-Manager Small Cap Value Fund, Class Y * (a)	1,471,758	15,968,577
NVIT Multi-Manager Small Company Fund, Class Y * (a)	433,662	8,001,064

Total Equity Funds (cost $276,220,984)		313,681,828

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 20.9%
NVIT Core Bond Fund, Class Y (a)	2,756,021	$31,143,039
NVIT Core Plus Bond Fund, Class Y (a)	2,615,842	31,180,837
NVIT Short-Term Bond Fund, Class Y (a)	1,954,108	20,615,834

Total Fixed Income Funds (cost $78,147,517)		82,939,710

Total Mutual Funds (cost $354,368,501)		396,621,538

Total Investments (cost $354,368,501) (b) — 100.0%		396,621,538

Liabilities in excess of other assets — 0.0%†		(129,915)

NET ASSETS — 100.0%		$396,491,623

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $354,368,501)	$396,621,538
Receivable for investments sold	341,452
Receivable for capital shares issued	2,627
Prepaid expenses	4,757

Total Assets	396,970,374

Liabilities:
Payable for capital shares redeemed	344,079
Accrued expenses and other payables:
Investment advisory fees	61,428
Fund administration fees	10,549
Distribution fees	26,315
Administrative servicing fees	15,140
Accounting and transfer agent fees	1,347
Trustee fees	140
Custodian fees	2,447
Compliance program costs (Note 3)	328
Professional fees	7,304
Printing fees	6,500
Other	3,174

Total Liabilities	478,751

Net Assets	$396,491,623

Represented by:
Capital	$337,204,877
Accumulated undistributed net investment income	803,534
Accumulated net realized gains from investment transactions with affiliates	16,230,175
Net unrealized appreciation/(depreciation) from investments in affiliates	42,253,037

Net Assets	$396,491,623

Net Assets:
Class I Shares	$31,022,524
Class II Shares	365,469,099

Total	$396,491,623

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,188,409
Class II Shares	37,600,563

Total	40,788,972

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.73
Class II Shares	$9.72

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
EXPENSES:
Investment advisory fees	$400,429
Fund administration fees	64,920
Distribution fees Class II Shares	462,247
Administrative servicing fees Class I Shares	7,657
Administrative servicing fees Class II Shares	92,448
Professional fees	12,811
Printing fees	7,187
Trustee fees	8,146
Custodian fees	7,569
Compliance program costs (Note 3)	810
Other	7,474

Total expenses before earnings credit, fees waived and expenses reimbursed	1,071,698

Earnings credit (Note 5)	(2)
Distribution fees waived — Class II (Note 3)	(295,839)
Expenses reimbursed by adviser (Note 3)	(8,701)

Net Expenses	767,156

NET INVESTMENT LOSS	(767,156)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	6,205,302
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,459,699

Net realized/unrealized gains from affiliated investments	23,665,001

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,897,845

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(767,156)	$3,795,717
Net realized gains from investment transactions with affiliates	6,205,302	11,493,281
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,459,699	(34,243,787)

Change in net assets resulting from operations	22,897,845	(18,954,789)

Distributions to Shareholders From:
Net investment income:
Class I	–	(692,610)
Class II	–	(9,073,841)
Net realized gains:
Class I	–	(265,904)
Class II	–	(3,440,076)

Change in net assets from shareholder distributions	–	(13,472,431)

Change in net assets from capital transactions	(7,762,763)	(2,000,453)

Change in net assets	15,135,082	(34,427,673)

Net Assets:
Beginning of period	381,356,541	415,784,214

End of period	$396,491,623	$381,356,541

Accumulated undistributed net investment income at end of period	$803,534	$1,570,690

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,490,961	$6,636,265
Dividends reinvested	–	958,515
Cost of shares redeemed	(2,489,049)	(2,897,379)

Total Class I	1,001,912	4,697,401

Class II Shares
Proceeds from shares issued	5,849,441	16,665,316
Dividends reinvested	–	12,513,917
Cost of shares redeemed	(14,614,116)	(35,877,087)

Total Class II	(8,764,675)	(6,697,854)

Change in net assets from capital transactions	$(7,762,763)	$(2,000,453)

2012 Semiannual Report	11

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	360,560	678,070
Reinvested	–	101,384
Redeemed	(262,497)	(308,075)

Total Class I Shares	98,063	471,379

Class II Shares
Issued	595,890	1,689,563
Reinvested	–	1,320,756
Redeemed	(1,491,601)	(3,705,768)

Total Class II Shares	(895,711)	(695,449)

Total change in shares	(797,648)	(224,070)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.18	(0.01)	0.56	0.55	–	–	–	–	$9.73	5.99%	$31,022,524	0.30%	(0.30)%	0.30%	2.96%
Year Ended December 31, 2011(e)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	–	(0.33)	$9.18	(4.57)%	$28,354,511	0.30%	1.06%	0.30%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.10	1.07	1.17	(0.06)	–	–	(0.06)	$9.95	13.50%	$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.11	1.76	1.87	(0.11)	–	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24)%	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.17	(0.02)	0.57	0.55	–	–	–	–	$9.72	6.00%	$365,469,099	0.39%	(0.39)%	0.55%	2.96%
Year Ended December 31, 2011(e)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	–	(0.32)	$9.17	(4.67)%	$353,002,030	0.39%	0.91%	0.55%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.11	1.05	1.16	(0.06)	–	–	(0.06)	$9.94	13.31%	$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.09	1.78	1.87	(0.11)	–	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26)%	$98,014,675	0.39%	1.68%	0.60%	13.38%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$396,621,538	$—	$—	$396,621,538
Total	$396,621,538	$—	$—	$396,621,538
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16	Semiannual Report 2012

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$—	$24,128	$3,303	$8,701	$36,132

Amount designated as “—” is zero or has been rounded to zero.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $ 810.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have

18	Semiannual Report 2012

entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $ 295,839.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $ 100,105 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$45,939,900	$706,402	$1,864,670	$–	$540,626	$46,784,950
NVIT Multi-Manager International Value Fund, Class Y	49,695,520	1,444,303	1,875,977	–	306,811	50,379,405
NVIT Multi-Manager Large Cap Growth Fund, Class Y	60,928,633	941,870	5,782,094	–	2,227,729	62,473,421
NVIT Multi-Manager Large Cap Value Fund, Class Y	72,078,827	1,118,470	3,299,840	–	754,561	74,749,147
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	18,965,653	294,334	1,900,877	–	782,918	19,470,075
NVIT Multi-Manager Mid Cap Value Fund, Class Y	26,578,851	568,014	1,010,141	–	363,154	27,975,216
NVIT Multi-Manager Small Cap Growth Fund, Class Y	7,619,255	117,734	535,632	–	260,836	7,879,973
NVIT Multi-Manager Small Cap Value Fund, Class Y	15,180,214	235,467	914,418	–	391,976	15,968,577
NVIT Multi-Manager Small Company Fund, Class Y	7,589,370	117,734	358,562	–	156,034	8,001,064
NVIT Core Bond Fund, Class Y	28,890,106	2,242,812	1,092,294	–	158,267	31,143,039
NVIT Core Plus Bond Fund, Class Y	28,884,042	2,316,539	1,082,294	–	214,872	31,180,837
NVIT Short Term Bond Fund, Class Y	19,150,070	1,780,745	721,529	–	47,518	20,615,834
Amounts	designated as “–” are zero or have been rounded to zero.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $ 11,884,424 and sales of $ 20,428,328 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for

20	Semiannual Report 2012

gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$355,180,740	$42,539,370	$(1,098,572)	$41,440,798

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife
Batteries, Inc.,
Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT CardinalSM Moderately Conservative Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

2	Semiannual Report 2012

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Cardinal Moderately Conservative Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class I Shares	Actual	1,000.00	1,045.30	1.53	0.30
	Hypothetical[c]	1,000.00	1,023.37	1.51	0.30
Class II Shares	Actual	1,000.00	1,044.30	1.98	0.39
	Hypothetical[c]	1,000.00	1,022.92	1.96	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT CardinalSM Moderately Conservative Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Fixed Income Funds	58.2%
Equity Funds	38.8%
Money Market Fund	3.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Short-Term Bond Fund, Class Y	24.4%
NVIT Core Plus Bond Fund, Class Y	16.9%
NVIT Core Bond Fund, Class Y	16.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.6%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	8.7%
NVIT Multi-Manager International Value Fund, Class Y	5.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3.9%
NVIT Multi-Manager International Growth Fund, Class Y	3.9%
NVIT Money Market Fund, Class Y	3.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.9%
Other Holdings	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 38.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,811,568	$25,697,729
NVIT Multi-Manager International Value Fund, Class Y (a)	4,485,140	38,347,944
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,623,435	57,865,142
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,783,041	84,231,981
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,133,105	12,826,749
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,476,715	26,302,717
NVIT Multi-Manager Small Cap Value Fund, Class Y* (a)	605,800	6,572,930
NVIT Multi-Manager Small Company Fund, Class Y* (a)	356,886	6,584,553

Total Equity Funds (cost $246,743,402)		258,429,745

Fixed Income Funds 58.2%
NVIT Core Bond Fund, Class Y (a)	9,951,523	112,452,214
NVIT Core Plus Bond Fund, Class Y (a)	9,445,850	112,594,537
NVIT Short-Term Bond Fund, Class Y (a)	15,387,941	162,342,777

Total Fixed Income Funds (cost $373,332,970)		387,389,528

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	20,278,676	$20,278,676

Total Money Market Fund (cost $20,278,676)		20,278,676

Total Mutual Funds (cost $640,355,048)		666,097,949

Total Investments (cost $640,355,048) (c) —100.0%		666,097,949

Liabilities in excess of other assets — 0.0%†		(209,264)

NET ASSETS — 100.0%		$665,888,685

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $640,355,048)	$666,097,949
Receivable for capital shares issued	1,207,400
Prepaid expenses	6,662

Total Assets	667,312,011

Liabilities:
Payable for investments purchased	1,207,180
Payable for capital shares redeemed	220
Accrued expenses and other payables:
Investment advisory fees	106,625
Fund administration fees	15,363
Distribution fees	47,679
Administrative servicing fees	24,767
Accounting and transfer agent fees	93
Trustee fees	244
Custodian fees	3,100
Compliance program costs (Note 3)	659
Professional fees	6,915
Printing fees	6,415
Other	4,066

Total Liabilities	1,423,326

Net Assets	$665,888,685

Represented by:
Capital	$620,050,826
Accumulated undistributed net investment income	418,435
Accumulated net realized gains from investment transactions with affiliates	19,676,523
Net unrealized appreciation/(depreciation) from investments in affiliates	25,742,901

Net Assets	$665,888,685

Net Assets:
Class I Shares	$4,320,925
Class II Shares	661,567,760

Total	$665,888,685

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	407,434
Class II Shares	62,420,172

Total	62,827,606

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.61
Class II Shares	$10.60

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
EXPENSES:
Investment advisory fees	$624,330
Fund administration fees	89,553
Distribution fees Class II Shares	775,784
Administrative servicing fees Class I Shares	925
Administrative servicing fees Class II Shares	155,154
Professional fees	16,207
Printing fees	7,397
Trustee fees	13,015
Custodian fees	11,105
Compliance program costs (Note 3)	1,125
Other	8,896

Total expenses before fees waived	1,703,491

Distribution fees waived — Class II (Note 3)	(496,503)

Net Expenses	1,206,988

NET INVESTMENT LOSS	(1,206,988)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	7,330,345
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,275,058

Net realized/unrealized gains from affiliated investments	26,605,403

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,398,415

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(1,206,988)	$7,446,586
Net realized gains from investment transactions with affiliates	7,330,345	13,955,906
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,275,058	(23,515,265)

Change in net assets resulting from operations	25,398,415	(2,112,773)

Distributions to Shareholders From:
Net investment income:
Class I	–	(71,155)
Class II	–	(12,493,636)
Net realized gains:
Class I	–	(16,242)
Class II	–	(3,034,387)

Change in net assets from shareholder distributions	–	(15,615,420)

Change in net assets from capital transactions	69,687,825	171,969,522

Change in net assets	95,086,240	154,241,329

Net Assets:
Beginning of period	570,802,445	416,561,116

End of period	$665,888,685	$570,802,445

Accumulated undistributed net investment income at end of period	$418,435	$1,625,423

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,293,477	$1,485,132
Dividends reinvested	–	87,397
Cost of shares redeemed	(344,412)	(979,483)

Total Class I	949,065	593,046

Class II Shares
Proceeds from shares issued	71,786,084	170,060,571
Dividends reinvested	–	15,528,023
Cost of shares redeemed	(3,047,324)	(14,212,118)

Total Class II	68,738,760	171,376,476

Change in net assets from capital transactions	$69,687,825	$171,969,522

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	122,966	143,899
Reinvested	–	8,506
Redeemed	(32,760)	(93,455)

Total Class I Shares	90,206	58,950

Class II Shares
Issued	6,798,593	16,384,664
Reinvested	–	1,511,863
Redeemed	(289,312)	(1,356,209)

Total Class II Shares	6,509,281	16,540,318

Total change in shares	6,599,487	16,599,268

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.15	(0.02)	0.48	0.46	–	–	–	–	$10.61	4.53%	$4,320,925	0.30%	(0.30)%	0.30%	7.18%
Year Ended December 31, 2011(e)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	–	(0.34)	$10.15	(0.28)%	$3,220,916	0.30%	1.64%	0.30%	12.05%
Year Ended December 31, 2010(e)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	–	(0.13)	$10.51	9.31%	$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	–	(0.21)	$9.75	17.64%	$1,697,147	0.30%	1.91%	0.31%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73)%	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.15	(0.02)	0.47	0.45	–	–	–	–	$10.60	4.43%	$661,567,760	0.39%	(0.39)%	0.55%	7.18%
Year Ended December 31, 2011(e)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	–	(0.33)	$10.15	(0.27)%	$567,581,529	0.39%	1.53%	0.55%	12.05%
Year Ended December 31, 2010(e)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	–	(0.13)	$10.51	9.03%	$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	–	(0.20)	$9.76	17.68%	$183,329,225	0.39%	2.08%	0.56%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77)%	$43,449,446	0.39%	2.97%	0.67%	22.21%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$666,097,949	$—	$—	$666,097,949
Total	$666,097,949	$—	$—	$666,097,949
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16	Semiannual Report 2012

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$117,942	$21,169	$—	$—	$139,111

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,125.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the

18	Semiannual Report 2012

distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2013. During the six months ended June 30, 2012, the waiver of such distribution fees by NFD amounted to $496,503.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $156,079 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Multi-Manager International Growth Fund, Class Y	$22,843,429	$2,811,900	$979,224	$–	$265,035	$25,697,729
NVIT Multi-Manager International Value Fund, Class Y	34,215,015	4,217,850	799,522	–	152,843	38,347,944
NVIT Multi-Manager Large Cap Growth Fund, Class Y	51,126,682	6,326,775	5,051,035	–	1,797,856	57,865,142
NVIT Multi-Manager Large Cap Value Fund, Class Y	73,569,681	9,138,675	3,511,016	–	1,203,213	84,231,981
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	11,318,700	1,405,950	1,186,389	–	345,957	12,826,749
NVIT Multi-Manager Mid Cap Value Fund, Class Y	22,656,738	2,811,900	774,841	–	186,816	26,302,717
NVIT Multi-Manager Small Cap Value Fund, Class Y	5,662,015	702,975	353,957	–	50,281	6,572,930
NVIT Multi-Manager Small Company Fund, Class Y	5,661,745	702,975	282,986	–	37,826	6,584,553
NVIT Core Bond Fund, Class Y	106,300,808	12,472,066	10,434,742	–	1,410,926	112,452,214
NVIT Core Plus Bond Fund, Class Y	106,278,669	12,472,066	10,138,358	–	1,860,017	112,594,537
NVIT Short-Term Bond Fund, Class Y	102,837,301	57,569,402	377,376	–	19,575	162,342,777
NVIT Money Market Fund, Class Y	28,532,555	2,981,903	11,235,782	–	–	20,278,676
Amounts	designated as “—” are zero or have been rounded to zero.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $113,614,437 and sales of $45,125,228 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains.

20	Semiannual Report 2012

Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$640,506,258	$27,873,475	$(2,281,784)	$25,591,691

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Core Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business

2	Semiannual Report 2012

and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund

Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Core Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,037.60	3.04	0.60
	Hypothetical	[b]	1,000.00	1,021.88	3.02	0.60
Class II Shares	Actual		1,000.00	1,035.90	4.30	0.85
	Hypothetical	[b]	1,000.00	1,020.64	4.27	0.85
Class Y Shares	Actual		1,000.00	1,037.60	2.28	0.45
	Hypothetical	[b]	1,000.00	1,022.63	2.26	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Core Bond Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Corporate Bonds	48.5%
U.S. Government Sponsored & Agency Obligations	18.0%
Collateralized Mortgage Obligations	15.6%
U.S. Government Mortgage Backed Agencies	6.3%
Commercial Mortgage Backed Securities	4.8%
Municipal Bonds	1.9%
Yankee Dollars	1.8%
Sovereign Bond	1.2%
Mutual Fund	0.6%
U.S. Treasury Bond	0.3%
Asset-Backed Securities	0.2%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries ††
Commercial Banks	8.2%
Oil, Gas & Consumable Fuels	4.8%
Diversified Financial Services	3.1%
Media	2.6%
Gas Utilities	2.5%
Chemicals	2.4%
Insurance	2.4%
Metals & Mining	2.1%
Tobacco	1.9%
Electric Utilities	1.8%
Other Industries	68.2%

100.0%

Top Holdings ††
Federal National Mortgage Association, 4.38%, 10/15/15	2.3%
Federal Home Loan Mortgage Corp. Gold Pool, 3.50%, 01/01/42	2.2%
Private Export Funding Corp., 4.30%, 12/15/21	2.0%
Federal Home Loan Banks, 3.00%, 06/24/13	1.8%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.7%
Government National Mortgage Association, 5.00%, 03/16/37	1.4%
Tennessee Valley Authority, 5.88%, 04/01/36	1.4%
CVS Pass Through Trust, 6.94%, 01/10/30	1.3%
Federal National Mortgage Association Pool, 3.50%, 01/01/42	1.3%
Federal Home Loan Mortgage Corp., 5.35%, 08/01/15	1.3%
Other Holdings	83.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value

Automobiles 0.2%
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class A,
2.20%, 09/16/19 (a)	$2,000,000	$2,005,959

Student Loan 0.0%†
Access Group, Inc.,
Series 2002-1, Class A2,
0.65%, 09/25/25 (b)	176,024	175,537

Total Asset-Backed Securities (cost $2,172,307)		2,181,496

Collateralized Mortgage Obligations 15.6%
Federal Home Loan Mortgage Corp.
REMICS
Series 2653, Class C,
3.88%, 06/15/23	11,367,829	11,950,808
Series 3451, Class VB,
5.00%, 05/15/28	10,000,000	10,639,522
Series 3036, Class TM,
4.50%, 12/15/34	10,000,000	10,573,359
Series 3334, Class MD,
5.00%, 06/15/35	8,095,304	8,269,230
Series 3189, Class PC,
6.00%, 08/15/35	10,000,000	10,736,491
Series 3665, Class KA,
3.00%, 05/15/36	5,658,304	5,949,846
Series 3540, Class LN,
4.50%, 04/15/38	13,665,637	14,349,131
Federal National Mortgage Association REMICS
Series 2008-55, Class VB,
5.00%, 02/25/27	10,000,000	10,686,530
Series 2010-86, Class VB,
3.00%, 05/25/28	6,545,406	6,793,971
Series 2005-53, Class MH,
5.50%, 03/25/34	8,718,014	9,195,941
Series 2007-74, Class QC,
6.00%, 02/25/36	13,652,000	14,285,420
Series 2007-6, Class PA,
5.50%, 02/25/37	4,868,722	5,360,769
Series 2007-66, Class AH,
6.00%, 07/25/37	3,482,663	3,547,361
Series 2010-122, Class TG,
3.00%, 04/25/39	6,679,224	6,901,487
Series 2009-78, Class BM,
4.00%, 06/25/39	6,327,284	6,683,891
Government National Mortgage Association
Series 2010-61, Class PC,
4.50%, 02/20/37	8,000,000	8,935,000
Series 2010-6, Class PC,
5.00%, 03/16/37	15,000,000	16,654,515

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2010-37, Class ML,
4.50%, 12/20/38	$12,000,000	$13,399,127
Series 2010-112, Class QM,
2.50%, 09/20/39	6,596,289	6,805,453

Total Collateralized Mortgage Obligations (cost $176,612,847)		181,717,852

Commercial Mortgage Backed Securities 4.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class AM,
4.91%, 07/10/43 (b)	700,000	744,974
Series 2005-6, Class AJ,
5.37%, 09/10/47 (b)	730,000	767,791
Series 2005-6, Class A4,
5.37%, 09/10/47 (b)	2,500,000	2,795,290
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6,
4.75%, 02/13/46 (b)	1,000,000	1,065,898
Series 2005-T18, Class A4,
4.93%, 02/13/42 (b)	1,700,000	1,851,351
Series 2006-T22, Class AM,
5.71%, 04/12/38 (b)	500,000	534,492
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B
5.89%, 12/10/49 (b)	2,000,000	2,217,808
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/46 (a)	2,430,264	2,603,279
Series 2011-LC1A, Class A3,
5.00%, 11/10/46 (a)	2,250,000	2,544,021
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4,
5.44%, 03/10/39	8,000,000	8,874,632
Series 2007-GG9, Class AM,
5.48%, 03/10/39	750,000	744,255
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6,
5.40%, 08/10/38 (b)	1,500,000	1,606,742
Series 2006-GG8, Class A4,
5.56%, 11/10/39	2,000,000	2,272,012
Series 2006-GG8, Class AM,
5.59%, 11/10/39	2,000,000	2,076,792
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM,
5.00%, 10/15/42 (b)	1,000,000	1,070,301

8	Semiannual Report 2012

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-LDP6, Class A4,
5.48%, 04/15/43 (b)	$1,359,000	$1,518,969
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4,
4.37%, 03/15/36	2,500,000	2,613,948
Series 2004-C4, Class A3,
5.30%, 06/15/29 (b)	363,793	370,404
Series 2005-C1, Class AJ,
4.81%, 02/15/40	2,200,000	2,219,631
Series 2005-C7, Class AJ,
5.32%, 11/15/40 (b)	1,500,000	1,515,222
Series 2007-C6, Class A2,
5.85%, 07/15/40	365,829	373,926
Series 2008-C1, Class A2,
6.31%, 04/15/41 (b)	1,500,000	1,780,059
Morgan Stanley Capital I
Series 2005-T19, Class AJ,
4.99%, 06/12/47 (b)	1,000,000	1,033,046
Series 2006-HQ9, Class A3,
5.71%, 07/12/44	1,000,000	1,016,615
Series 2006-T21, Class A4,
5.16%, 10/12/52 (b)	2,500,000	2,786,100
Series 2006-T23, Class AM,
5.99%, 08/12/41 (b)	1,479,000	1,653,441
Series 2007-IQ16, Class A4,
5.81%, 12/12/49	1,000,000	1,156,667
Series 2011-C1, Class A2,
3.88%, 09/15/47 (a)	2,500,000	2,688,947
Series 2011-C1, Class A4,
5.03%, 09/15/47 (a)(b)	3,000,000	3,424,059

Total Commercial Mortgage Backed Securities (cost $52,494,224)		55,920,672

Corporate Bonds 48.5%
Aerospace & Defense 0.7%
L-3 Communications Corp.,
5.20%, 10/15/19	5,000,000	5,477,750
United Technologies Corp.,
3.10%, 06/01/22	2,500,000	2,619,655

		8,097,405

Airlines 0.3%
Continental Airlines Pass Through Trust
Series 2006-1, Class G,
0.82%, 06/02/15 (b)	3,852,498	3,736,923
Series 2002-2, Class A-1,
7.71%, 04/02/21	308,291	335,267

		4,072,190

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 1.0%
Daimler Finance North America LLC,
2.95%, 01/11/17 (a)	$6,000,000	$6,226,278
Toyota Motor Credit Corp.
4.50%, 06/17/20	3,250,000	3,693,381
3.40%, 09/15/21	2,000,000	2,103,262

		12,022,921

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,981,131
6.88%, 11/15/19	1,500,000	1,935,171
Molson Coors Brewing Co.,
3.50%, 05/01/22	10,500,000	10,781,243

		14,697,545

Biotechnology 1.5%
Amgen, Inc.,
3.88%, 11/15/21	7,000,000	7,391,006
Biogen Idec, Inc.,
6.88%, 03/01/18	8,000,000	9,763,560

		17,154,566

Capital Markets 1.1%
FMR LLC
7.49%, 06/15/19 (a)	3,250,000	3,929,533
6.50%, 12/14/40 (a)	3,000,000	3,507,450
Morgan Stanley
5.50%, 01/26/20	3,000,000	2,938,260
5.75%, 01/25/21	2,000,000	1,972,084

		12,347,327

Chemicals 2.4%
Agrium, Inc.,
6.75%, 01/15/19	7,173,000	8,794,980
Airgas, Inc.,
4.50%, 09/15/14	1,000,000	1,068,632
Cytec Industries, Inc.
6.00%, 10/01/15	5,320,000	5,842,664
8.95%, 07/01/17	4,000,000	4,969,060
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	6,093,925
7.30%, 01/15/28	1,205,000	1,508,255

		28,277,516

Commercial Banks 8.1%
Bank of America NA,
6.10%, 06/15/17	11,800,000	12,616,938
CoBank, ACB,
7.88%, 04/16/18 (a)	10,685,000	13,035,732
Fifth Third Bancorp,
4.50%, 06/01/18	8,130,000	8,639,954
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,336,567
4.88%, 08/24/20	3,000,000	3,086,079

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
HSBC Holdings PLC,
6.80%, 06/01/38	$2,750,000	$3,149,792
ING Bank NV,
5.13%, 05/01/15 (a)	14,300,000	14,528,042
JPMorgan Chase Bank NA,
6.00%, 10/01/17	8,350,000	9,348,844
Nordea Bank AB,
4.88%, 05/13/21 (a)	4,350,000	4,238,366
Sovereign Bank,
8.75%, 05/30/18	7,500,000	8,131,140
Standard Chartered Bank,
6.40%, 09/26/17 (a)	9,155,000	10,125,064
SunTrust Bank,
0.76%, 08/24/15 (b)	5,000,000	4,666,595

		94,903,113

Commercial Services & Supplies 0.3%
Republic Services, Inc.,
3.55%, 06/01/22	3,000,000	3,032,427

Computers & Peripherals 0.7%
Hewlett-Packard Co.
4.65%, 12/09/21	5,500,000	5,765,122
4.05%, 09/15/22	3,000,000	3,022,317

		8,787,439

Consumer Finance 1.7%
American Honda Finance Corp.
2.50%, 09/21/15 (a)	3,000,000	3,094,245
7.63%, 10/01/18 (a)	4,000,000	5,118,356
Student Loan Marketing Association,
0.00%, 10/03/22	14,956,000	11,439,979

		19,652,580

Diversified Financial Services 3.1%
AngloGold Ashanti Holdings PLC,
5.38%, 04/15/20	5,000,000	5,138,650
Citigroup, Inc.,
8.13%, 07/15/39	1,500,000	2,001,742
General Electric Capital Corp.
6.00%, 08/07/19	2,000,000	2,340,152
5.30%, 02/11/21	6,000,000	6,734,292
4.65%, 10/17/21	5,000,000	5,552,630
Harley-Davidson Funding Corp.,
6.80%, 06/15/18 (a)	8,000,000	9,537,568
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (c)	1,000,000	1,096,290
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,500,000	3,622,463

		36,023,787

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 0.7%
AT&T, Inc.,
3.88%, 08/15/21	$4,000,000	$4,357,036
Verizon Communications, Inc.,
5.50%, 02/15/18	3,000,000	3,550,950

		7,907,986

Electric Utilities 1.8%
DTE Energy Co.,
1.17%, 06/03/13 (b)	10,000,000	10,016,200
Integrys Energy Group, Inc.,
4.17%, 11/01/20	2,000,000	2,157,370
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	2,000,000	2,390,520
PacifiCorp,
5.65%, 07/15/18	1,500,000	1,809,345
PPL Capital Funding, Inc.,
4.20%, 06/15/22	3,000,000	3,009,621
PSEG Power LLC,
4.15%, 09/15/21	2,000,000	2,075,840

		21,458,896

Electronic Equipment, Instruments & Components 0.9%
Koninklijke Philips Electronics NV,
3.75%, 03/15/22	10,000,000	10,378,780

Energy Equipment & Services 0.6%
Global Marine, Inc.,
7.00%, 06/01/28	1,000,000	1,066,792
Weatherford International Ltd.
6.00%, 03/15/18	1,000,000	1,140,127
4.50%, 04/15/22	3,000,000	3,074,712
Weatherford International, Inc.,
6.35%, 06/15/17	1,465,000	1,691,773

		6,973,404

Food & Staples Retailing 1.3%
CVS Pass Through Trust,
6.94%, 01/10/30	12,868,635	15,239,423

Food Products 0.9%
Kraft Foods Group, Inc.,
3.50%, 06/06/22 (a)	10,000,000	10,261,620

Gas Utilities 2.5%
Energy Transfer Partners LP
9.70%, 03/15/19	4,250,000	5,449,444
5.20%, 02/01/22	2,000,000	2,141,824
6.50%, 02/01/42	2,000,000	2,143,280
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	1,000,000	1,088,632
5.50%, 02/15/20	5,000,000	5,473,995
4.65%, 02/15/22	5,000,000	5,144,315

10	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Williams Partners LP,
5.25%, 03/15/20	$7,000,000	$7,864,892

		29,306,382

Health Care Providers & Services 1.5%
Express Scripts Holding Co.,
4.75%, 11/15/21 (a)	5,000,000	5,532,895
Hospira, Inc.,
6.05%, 03/30/17	10,784,000	12,164,050

		17,696,945

Independent Power Producers & Energy Traders 0.4%
Exelon Generation Co. LLC,
4.25%, 06/15/22 (a)	5,000,000	5,016,040

Insurance 2.3%
Liberty Mutual Group, Inc.,
4.95%, 05/01/22 (a)	8,000,000	7,950,360
MetLife Institutional Funding II,
1.63%, 04/02/15 (a)	5,000,000	5,002,765
MetLife, Inc.,
6.75%, 06/01/16	4,000,000	4,690,396
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	765,178
Prudential Financial, Inc.
4.75%, 09/17/15	3,000,000	3,229,836
6.00%, 12/01/17	5,000,000	5,751,015

		27,389,550

Media 2.6%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.80%, 03/15/22	5,000,000	5,056,465
NBCUniversal Media LLC,
4.38%, 04/01/21	4,000,000	4,400,504
TCI Communications, Inc.,
8.75%, 08/01/15	8,000,000	9,760,904
Time Warner Cable, Inc.
6.75%, 07/01/18	3,250,000	3,959,095
4.00%, 09/01/21	7,000,000	7,355,964

		30,532,932

Metals & Mining 1.8%
Allegheny Technologies, Inc.,
9.38%, 06/01/19	2,246,000	2,858,071
Barrick Gold Corp.,
5.25%, 04/01/42	2,000,000	2,142,596
Kinross Gold Corp.,
5.13%, 09/01/21	11,887,000	12,026,625
Xstrata (Canada) Financial Corp.,
4.95%, 11/15/21 (a)	2,000,000	2,066,486

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Xstrata Finance (Canada) Ltd.,
5.80%, 11/15/16 (a)	$2,148,000	$2,399,440

		21,493,218

Office Electronics 1.0%
Xerox Corp.
1.29%, 05/16/14 (b)	7,500,000	7,489,882
6.35%, 05/15/18	3,500,000	4,080,514

		11,570,396

Oil, Gas & Consumable Fuels 3.8%
BP Capital Markets PLC,
3.56%, 11/01/21	8,000,000	8,469,280
Encana Corp.,
3.90%, 11/15/21	4,850,000	4,797,319
Pride International, Inc.,
6.88%, 08/15/20	2,500,000	3,067,428
Rowan Cos., Inc.
5.00%, 09/01/17	6,280,000	6,760,156
4.88%, 06/01/22	8,000,000	8,070,368
Transocean, Inc.
6.50%, 11/15/20	3,000,000	3,402,867
6.38%, 12/15/21	8,000,000	9,150,152
7.35%, 12/15/41	1,000,000	1,209,899

		44,927,469

Real Estate Investment Trusts (REITs) 1.1%
CommonWealth REIT
6.25%, 06/15/17	1,250,000	1,337,343
6.65%, 01/15/18	7,500,000	8,120,812
National Retail Properties, Inc.,
6.88%, 10/15/17	2,580,000	2,920,263

		12,378,418

Real Estate Management & Development 0.7%
ProLogis LP,
6.63%, 12/01/19	6,750,000	7,870,986

Road & Rail 0.5%
Canadian Pacific Railway Ltd.,
4.50%, 01/15/22	5,000,000	5,402,065

Tobacco 1.9%
Altria Group, Inc.,
4.75%, 05/05/21	4,000,000	4,536,184
Lorillard Tobacco Co.,
6.88%, 05/01/20	10,000,000	11,825,560
Reynolds American, Inc.,
7.63%, 06/01/16	4,700,000	5,664,562

		22,026,306

Total Corporate Bonds (cost $540,839,722)		566,899,632

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Bond Fund (Continued)

Municipal Bonds 1.9%

	Principal Amount	Market Value

California 1.0%
State of California,
5.70%, 11/01/21	$10,250,000	$11,669,523

District of Columbia 0.2%
Metropolitan Washington Airports Authority,
7.46%, 10/01/46	2,400,000	2,846,832

Illinois 0.7%
County of Cook IL, Series C, 6.21%, 11/15/33	7,020,000	7,848,851

Total Municipal Bonds (cost $21,209,130)		22,365,206

Sovereign Bond 1.2%
ISRAEL 1.2%
Israel Government AID Bond,
5.50%, 12/04/23	10,602,000	13,940,591

Total Sovereign Bond (cost $13,233,840)		13,940,591

U.S. Government Mortgage Backed Agencies 6.3%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# A85748 5.00%, 04/01/39	5,460,062	5,869,361
Pool# G08473
3.50%, 01/01/42	24,532,132	25,764,818
Federal National Mortgage Association Pool
Pool# 873863
5.88%, 05/01/16	4,645,963	4,886,201
Pool# 464279
4.30%, 07/01/21	3,307,218	3,596,499
Pool# AH1422
4.00%, 01/01/41	9,240,102	9,852,707
Pool# AK1082
3.50%, 01/01/42	14,410,320	15,161,971
Federal National Mortgage Association Pool TBA
3.00%, 07/25/42	7,750,000	7,947,383

Total U.S. Government Mortgage Backed Agencies (cost $71,254,813)		73,078,940

U.S. Government Sponsored & Agency Obligations 18.0%

	Principal Amount	Market Value

Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 2007-1
5.13%, 04/19/17 (a)	$8,225,000	$9,675,421
Federal Farm Credit Bank
2.80%, 11/05/14	10,000,000	10,532,250
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	20,533,140
3.13%, 12/13/13	10,000,000	10,402,610
2.75%, 03/13/15	5,000,000	5,299,855
3.63%, 03/12/21	8,000,000	9,016,680
5.00%, 03/12/21	5,000,000	6,176,495
Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	20,000,000	20,232,160
5.35%, 08/01/15	13,000,000	14,853,618
2.25%, 01/23/17	10,000,000	10,283,990
Federal National Mortgage Association
3.25%, 04/09/13	2,500,000	2,558,787
4.38%, 10/15/15	24,000,000	26,938,200
0.00%, 06/01/17	6,000,000	5,666,886
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,556,070
2.25%, 12/15/17	7,000,000	7,413,105
4.30%, 12/15/21	20,000,000	23,539,300
Tennessee Valley Authority
5.88%, 04/01/36	11,793,000	16,418,026

Total U.S. Government Sponsored & Agency Obligations (cost $197,148,807)		210,096,593

U.S. Treasury Bond 0.3%
U.S. Treasury Inflation Indexed Bond,
2.13%, 01/15/19	3,000,000	3,846,672

Total U.S. Treasury Bond (cost $3,321,414)		3,846,672

Yankee Dollars 1.8%
Energy Equipment & Services 0.4%
Weatherford International Ltd.,
6.50%, 08/01/36	4,700,000	5,106,357

Metals & Mining 0.3%
Xstrata Canada Corp.,
6.00%, 10/15/15	2,740,000	3,019,516

12	Semiannual Report 2012

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Bond Fund

Yankee Dollars (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.8%
Nexen, Inc.
6.20%, 07/30/19	$3,500,000	$4,053,963
7.40%, 05/01/28	3,000,000	3,531,180
6.40%, 05/15/37	2,250,000	2,384,282

		9,969,425

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV,
0.97%, 03/21/14 (b)	3,300,000	3,305,666

Total Yankee Dollars (cost $20,433,927)		21,400,964

Mutual Fund 0.6%
	Shares	Market Value

Money Market Fund 0.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (d)	7,321,187	$7,321,187

Total Mutual Fund (cost $7,321,187)		7,321,187

Total Investments (cost $1,106,042,218) (e) — 99.2%		1,158,769,805

Other assets in excess of liabilities — 0.8%		8,947,264

NET ASSETS — 100.0%		$1,167,717,069

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $134,511,926 which represents 11.52% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AID	Agency for International Development

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Core Bond Fund
Assets:
Investments, at value (cost $1,106,042,218)	$1,158,769,805
Interest and dividends receivable	9,139,581
Receivable for investments sold	9,999,896
Receivable for capital shares issued	835,967
Prepaid expenses	12,788

Total Assets	1,178,758,037

Liabilities:
Payable for investments purchased	7,916,948
Payable for capital shares redeemed	2,626,835
Accrued expenses and other payables:
Investment advisory fees	378,675
Fund administration fees	28,519
Distribution fees	27,392
Administrative servicing fees	16,399
Accounting and transfer agent fees	2,422
Trustee fees	436
Custodian fees	6,003
Compliance program costs (Note 3)	1,136
Professional fees	20,137
Printing fees	15,167
Other	899

Total Liabilities	11,040,968

Net Assets	$1,167,717,069

Represented by:
Capital	$1,081,652,637
Accumulated undistributed net investment income	20,045,629
Accumulated net realized gains from investment transactions	13,291,216
Net unrealized appreciation/(depreciation) from investments	52,727,587

Net Assets	$1,167,717,069

Net Assets:
Class I Shares	$21,791,042
Class II Shares	131,048,366
Class Y Shares	1,014,877,661

Total	$1,167,717,069

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,929,195
Class II Shares	11,647,493
Class Y Shares	89,804,947

Total	103,381,635

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.30
Class II Shares	$11.25
Class Y Shares	$11.30

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$20,711,728
Dividend income	11,147

Total Income	20,722,875

EXPENSES:
Investment advisory fees	2,206,222
Fund administration fees	175,019
Distribution fees Class II Shares	167,473
Administrative servicing fees Class I Shares	15,279
Administrative servicing fees Class II Shares	100,485
Professional fees	31,838
Printing fees	10,535
Trustee fees	25,730
Custodian fees	19,913
Accounting and transfer agent fees	8,583
Compliance program costs (Note 3)	2,043
Other	15,284

Total expenses before earnings credit	2,778,404

Earnings credit (Note 4)	(456)

Net Expenses	2,777,948

NET INVESTMENT INCOME	17,944,927

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,916,590
Net change in unrealized appreciation/(depreciation) from investments	16,812,345

Net realized/unrealized gains from investments	22,728,935

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,673,862

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$17,944,927	$29,732,289
Net realized gains from investment transactions	5,916,590	8,128,958
Net change in unrealized appreciation from investments	16,812,345	21,457,513

Change in net assets resulting from operations	40,673,862	59,318,760

Distributions to Shareholders From:
Net investment income:
Class I	–	(584,251)
Class II	–	(3,859,471)
Class Y	–	(25,283,704)

Change in net assets from shareholder distributions	–	(29,727,426)

Change in net assets from capital transactions	73,509,196	253,161,376

Change in net assets	114,183,058	282,752,710

Net Assets:
Beginning of period	1,053,534,011	770,781,301

End of period	$1,167,717,069	$1,053,534,011

Accumulated undistributed net investment income at end of period	$20,045,629	$2,100,702

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,341,288	$11,047,504
Dividends reinvested	–	584,251
Cost of shares redeemed	(3,670,605)	(7,016,915)

Total Class I	670,683	4,614,840

Class II Shares
Proceeds from shares issued	13,428,174	16,214,289
Dividends reinvested	–	3,859,471
Cost of shares redeemed	(16,144,279)	(42,220,288)

Total Class II	(2,716,105)	(22,146,528)

Class Y Shares
Proceeds from shares issued	106,860,507	303,611,264
Dividends reinvested	–	25,283,704
Cost of shares redeemed	(31,305,889)	(58,201,904)

Total Class Y	75,554,618	270,693,064

Change in net assets from capital transactions	$73,509,196	$253,161,376

SHARE TRANSACTIONS:
Class I Shares
Issued	388,905	1,025,529
Reinvested	–	53,979
Redeemed	(330,655)	(651,199)

Total Class I Shares	58,250	428,309

16	Semiannual Report 2012

	NVIT Core Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class II Shares
Issued	1,227,545	1,527,095
Reinvested	–	357,562
Redeemed	(1,454,295)	(3,911,723)

Total Class II Shares	(226,750)	(2,027,066)

Class Y Shares
Issued	9,587,226	28,121,477
Reinvested	–	2,336,423
Redeemed	(2,805,937)	(5,322,898)

Total Class Y Shares	6,781,289	25,135,002

Total change in shares	6,612,789	23,536,245

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.89	0.17	0.24	0.41	–	–	–	$11.30	3.76%	$21,791,042	0.60%	3.14%	0.60%	19.05%
Year Ended December 31, 2011(e)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	$10.89	6.59%	$20,380,874	0.60%	3.18%	0.60%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	$10.53	7.06%	$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	$10.21	8.78%	$13,455,339	0.65%	3.47%	0.65%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	–	(0.24)	$9.69	(0.65)%	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.86	0.16	0.23	0.39	–	–	–	$11.25	3.59%	$131,048,366	0.85%	2.89%	0.85%	19.05%
Year Ended December 31, 2011(e)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	$10.86	6.24%	$129,001,795	0.85%	2.92%	0.85%	43.26%
Year Ended December 31, 2010(e)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	$10.51	6.78%	$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009(e)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	$10.19	8.59%	$204,807,516	0.88%	3.03%	0.88%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	–	(0.24)	$9.67	(0.87)%	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.89	0.18	0.23	0.41	–	–	–	$11.30	3.76%	$1,014,877,661	0.45%	3.29%	0.45%	19.05%
Year Ended December 31, 2011(e)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	$10.89	6.75%	$904,151,342	0.45%	3.33%	0.45%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	$10.53	7.22%	$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	$10.21	8.92%	$273,421,409	0.50%	3.69%	0.50%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	–	(0.25)	$9.69	(0.56)%	$78,958,783	0.55%	4.44%	0.62%	88.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

20	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,181,496	$—	$2,181,496
Collateralized Mortgage Obligations	—	181,717,852	—	181,717,852
Commercial Mortgage Backed Securities	—	55,920,672	—	55,920,672
Corporate Bonds	—	566,899,632	—	566,899,632
Municipal Bonds	—	22,365,206	—	22,365,206
Mutual Fund	7,321,187	—	—	7,321,187
Sovereign Bond	—	13,940,591	—	13,940,591
U.S. Government Mortgage Backed
Agencies	—	73,078,940	—	73,078,940
U.S. Government Sponsored & Agency
Obligations	—	210,096,593	—	210,096,593
U.S. Treasury Bond	—	3,846,672	—	3,846,672
Yankee Dollars	—	21,400,964	—	21,400,964
Total	$7,321,187	$1,151,448,618	$—	$1,158,769,805
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

22	Semiannual Report 2012

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $709,797 for the six months ended June 30, 2012.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,043.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $115,764 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $297,570,996 and sales of $209,994,073 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $0 and sales of $54,259,744 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,106,042,218	$54,154,339	$(1,426,752)	$52,727,587

8. Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

26	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	27

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2012

NVIT Core Plus Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

40	Supplemental Information

43	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Core Plus Bond Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual	1,000.00	1,034.80	3.34	0.66
	Hypothetical[b]	1,000.00	1,021.58	3.32	0.66
Class II Shares	Actual	1,000.00	1,034.00	4.60	0.91
	Hypothetical[b]	1,000.00	1,020.34	4.57	0.91
Class Y Shares	Actual	1,000.00	1,036.50	2.58	0.51
	Hypothetical[b]	1,000.00	1,022.33	2.56	0.51

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Core Plus Bond Fund
June 30, 2012 (Unaudited)

Asset Allocation †
U.S. Government Mortgage Backed Agencies	36.2%
Corporate Bonds	28.3%
Commercial Mortgage Backed Securities	12.5%
U.S. Treasury Notes	11.7%
Mutual Fund	11.3%
U.S. Treasury Bonds	9.1%
Asset-Backed Securities	3.2%
U.S. Treasury Bill	1.7%
Sovereign Bonds	1.3%
U.S. Government Sponsored & Agency Obligations	1.3%
Liabilities in excess of other assets	(16.6%)

100.0%

Top Industries ††
Media	2.9%
Oil, Gas & Consumable Fuels	2.5%
Diversified Financial Services	2.5%
Diversified Telecommunication Services	2.0%
Beverages	1.6%
Capital Markets	1.3%
Electric Utilities	1.1%
Health Care Providers & Services	1.1%
Commercial Banks	1.0%
Computers & Peripherals	0.9%
Other Industries	83.1%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	9.7%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.00%, 07/15/42	6.2%
U.S. Treasury Notes, 0.63%, 02/28/13	4.0%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 3.50%, 07/15/42	3.9%
U.S. Treasury Notes, 3.63%, 08/15/19	3.3%
U.S. Treasury Bonds, 6.88%, 08/15/25	2.6%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/42	2.5%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	1.8%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 01/15/21	1.7%
U.S. Treasury Notes, 1.13%, 12/15/12	1.6%
Other Holdings	62.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.2%

	Principal Amount	Market Value

Home Equity 1.9%
Accredited Mortgage Loan Trust
Series 2005-3, Class M1,
0.70%, 09/25/35 (a)	$4,255,000	$3,083,033
Series 2005-4, Class A2D,
0.57%, 12/25/35 (a)	1,674,000	1,280,437
Asset Backed Securities Corp. Home Equity,
Series 2006-HE1, Class A3,
0.45%, 01/25/36 (a)	5,126,530	4,164,265
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE2, Class M1,
1.00%, 05/25/35 (a)(b)	3,500,000	2,624,503
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A4,
0.53%, 02/25/36 (a)	7,480,000	3,847,331
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV3,
0.40%, 03/25/37 (a)	4,450,000	3,345,768
Structured Asset Securities Corp.,
Series 2006-NC1, Class A4,
0.40%, 05/25/36 (a)	3,065,749	1,988,089

		20,333,426

Other 1.3%
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5,
0.31%, 10/25/36 (a)	4,980,257	3,189,302
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF1,
0.35%, 03/25/47 (a)	2,870,684	1,949,944
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A4,
0.53%, 03/25/36 (a)	3,600,000	2,492,381
Park Place Securities, Inc.,
Series 2004-WHQ2, Class M3,
0.94%, 02/25/35 (a)	3,080,000	1,856,414
Residential Asset Mortgage Products, Inc.
Series 2003-RS2, Class AII,
0.93%, 03/25/33 (a)	1,927,889	1,407,359
Series 2006-RS1, Class AI2,
0.48%, 01/25/36 (a)	1,962,099	1,567,862
Structured Asset Investment Loan Trust,
Series 2004-8, Class M1,
1.15%, 09/25/34 (a)	2,410,000	1,618,749

		14,082,011

Total Asset-Backed Securities (cost $34,155,078)		34,415,437

Commercial Mortgage Backed Securities 12.5%

	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4,
5.89%, 07/10/44 (a)	$1,100,000	$1,241,915
Series 2006-5, Class A4,
5.41%, 09/10/47	5,450,000	6,031,166
Series 2006-6, Class A4,
5.36%, 10/10/45	4,500,000	4,998,213
Series 2007-3, Class A4,
5.80%, 06/10/49 (a)	4,500,000	5,083,952
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4,
5.33%, 02/11/44	2,050,000	2,206,360
Series 2007-PW17, Class A4,
5.69%, 06/11/50 (a)	800,000	921,358
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.32%, 12/11/49	5,700,000	6,331,093
Series 2007-CD5, Class A4,
5.89%, 11/15/44 (a)	750,000	869,627
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.20%, 12/10/49 (a)	4,475,000	5,110,450
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class A4
5.31%, 12/10/46	1,350,000	1,516,641
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3,
6.01%, 06/15/38 (a)	1,800,000	2,039,670
Series 2006-C4, Class A3,
5.47%, 09/15/39	1,650,000	1,826,802
Series 2007-C1, Class A3,
5.38%, 02/15/40	225,000	236,062
Series 2007-C2, Class A3,
5.54%, 01/15/49 (a)	650,000	699,937
Series 2007-C3, Class A4,
5.87%, 06/15/39 (a)	2,500,000	2,676,928
Series 2007-C4, Class A4,
5.97%, 09/15/39 (a)	3,770,000	4,023,159
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4,
5.22%, 08/15/48	1,750,000	1,933,027
Series 2007-C3, Class A4,
6.01%, 05/15/46 (a)	4,500,000	4,995,068
DBUBS Mortgage Trust, Series
2011-LC1A, Class A1
3.74%, 11/10/46 (b)	1,443,577	1,546,348

8	Semiannual Report 2012

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Greenwich Capital Commercial
Funding Corp.
Series 2007-GG11, Class A4,
5.74%, 12/10/49	$7,825,000	$8,671,289
Series 2007-GG9, Class A4,
5.44%, 03/10/39	4,465,000	4,953,154
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3,
4.61%, 07/10/39	878,698	878,432
Series 2005-GG4, Class A4,
4.76%, 07/10/39	800,000	861,880
Series 2006-GG6, Class A4,
5.55%, 04/10/38 (a)	1,500,000	1,668,105
Series 2006-GG8, Class A4,
5.56%, 11/10/39	650,000	738,404
Series 2007-GG10, Class A4,
5.98%, 08/10/45 (a)	4,225,000	4,688,964
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1,
4.87%, 10/15/42	167,713	167,616
Series 2006-CB15, Class A4,
5.81%, 06/12/43 (a)	1,500,000	1,674,085
Series 2006-LDP9, Class A3,
5.34%, 05/15/47	4,998,000	5,529,517
Series 2007-CB18, Class A4,
5.44%, 06/12/47	4,000,000	4,514,176
Series 2007-CB19, Class A4,
5.92%, 02/12/49 (a)	4,500,000	5,100,070
Series 2007-CB20, Class A3,
5.82%, 02/12/51	2,640,000	2,784,844
Series 2007-LD11, Class A4,
6.01%, 06/15/49 (a)	3,535,000	3,880,737
Series 2007-LD12, Class A4,
5.88%, 02/15/51 (a)	3,515,000	3,993,585
Series 2007-LDPX, Class A3,
5.42%, 01/15/49	4,138,000	4,629,888
Series 2008-C2, Class ASB,
6.13%, 02/12/51 (a)	205,000	218,652
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4,
5.42%, 02/15/40	500,000	564,104
Series 2007-C6, Class A4,
5.86%, 07/15/40 (a)	1,635,000	1,867,275
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-4, Class A3,
5.17%, 12/12/49 (a)	1,790,000	1,983,225
Series 2007-5, Class A4,
5.38%, 08/12/48	4,000,000	4,329,764
Series 2007-7, Class A4,
5.81%, 06/12/50 (a)	3,435,000	3,697,702

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Merrill Lynch/Countrywide
Commercial Mortgage Trust (continued)
Series 2007-8, Class A3,
6.16%, 08/12/49 (a)	$250,000	$274,872
Morgan Stanley Capital I
Series 2007-IQ14, Class A2,
5.61%, 04/15/49	1,838,853	1,902,630
Series 2007-IQ16, Class A4,
5.81%, 12/12/49	2,250,000	2,602,501
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.42%, 01/15/45 (a)	290,000	322,349
Series 2006-C29, Class A3,
5.31%, 11/15/48	260,000	270,438
Series 2007-C31, Class A4,
5.51%, 04/15/47	5,000,000	5,472,135
Series 2007-C32, Class A3,
5.93%, 06/15/49 (a)	1,990,000	2,167,108
Series 2007-C33, Class A2,
6.05%, 02/15/51 (a)	195,920	195,703

Total Commercial Mortgage Backed Securities (cost $122,847,122)		134,890,980

Corporate Bonds 28.3%
Aerospace & Defense 0.7%
L-3 Communications Corp., 3.95%, 11/15/16	2,415,000	2,564,839
United Technologies Corp.
3.10%, 06/01/22	2,430,000	2,546,305
4.50%, 06/01/42	2,240,000	2,460,427

		7,571,571

Airlines 0.0%†
Delta Air Lines, Inc., 9.50%, 09/15/14 (b)	118,000	124,638
United Air Lines, Inc., 9.88%, 08/01/13 (b)	258,000	266,062

		390,700

Automobiles 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	520,000	534,300
Ford Motor Co., 9.98%, 02/15/47	70,000	99,400

		633,700

Beverages 1.9%
Constellation Brands, Inc., 6.00%, 05/01/22	135,000	145,125

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Diageo Investment Corp.,
4.25%, 05/11/42	$1,360,000	$1,439,241
Heineken NV,
3.40%, 04/01/22 (b)	4,955,000	5,074,787
Molson Coors Brewing Co.,
2.00%, 05/01/17	2,705,000	2,729,729
PepsiCo, Inc.,
2.75%, 03/05/22	2,490,000	2,513,184
Pernod-Ricard SA
2.95%, 01/15/17 (b)	1,415,000	1,432,328
5.50%, 01/15/42 (b)	2,620,000	2,683,071
SABMiller Holdings, Inc.,
3.75%, 01/15/22 (b)	3,770,000	4,009,218

		20,026,683

Biotechnology 0.1%
Amgen, Inc.,
5.15%, 11/15/41	585,000	610,690

Building Products 0.0%†
USG Corp.,
8.38%, 10/15/18 (b)	415,000	435,750

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The)
3.30%, 05/03/15	4,970,000	4,969,314
5.75%, 01/24/22	1,270,000	1,340,617
6.75%, 10/01/37	2,305,000	2,259,022
Morgan Stanley,
5.63%, 09/23/19	8,330,000	8,244,201

		16,813,154

Chemicals 0.2%
Hexion US Finance Corp.,
6.63%, 04/15/20	375,000	384,375
Huntsman International LLC
8.63%, 03/15/20	230,000	258,175
8.63%, 03/15/21	200,000	225,500
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	485,000	508,644
6.00%, 11/15/21 (b)	120,000	131,700
Momentive Performance Materials, Inc.,
10.00%, 10/15/20 (b)	145,000	145,362

		1,653,756

Commercial Banks 1.2%
Bank of China (Hong Kong) Ltd.,
Reg. S, 5.55%, 02/11/20	280,000	302,422
CIT Group, Inc.
4.75%, 02/15/15 (b)	375,000	383,906
7.00%, 05/02/16 (b)	210,000	210,525
5.00%, 05/15/17	280,000	288,400
6.63%, 04/01/18 (b)	175,000	188,563
5.50%, 02/15/19 (b)	675,000	693,562

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA
Reg. S, 9.00%, 06/11/14	$200,000	$220,014
Reg. S, 6.30%, 05/15/17	400,000	423,000
UnionBanCal Corp.,
3.50%, 06/18/22	3,895,000	3,934,176
Wells Fargo & Co.,
1.50%, 07/01/15	6,380,000	6,384,823

		13,029,391

Commercial Services & Supplies 0.6%
ADT Corp. (The)
2.25%, 07/15/17 (b)	1,755,000	1,763,231
3.50%, 07/15/22 (b)	3,270,000	3,280,974
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16 (b)	261,080	270,218
Knowledge Learning Corp.,
7.75%, 02/01/15 (b)	190,000	152,950
Pharmaceutical Product
Development, Inc.,
9.50%, 12/01/19 (b)	195,000	213,281
RR Donnelley & Sons Co.
8.60%, 08/15/16	115,000	121,900
7.25%, 05/15/18	595,000	566,738
8.25%, 03/15/19	360,000	352,800

		6,722,092

Computers & Peripherals 1.1%
Hewlett-Packard Co.
2.35%, 03/15/15	4,225,000	4,290,935
2.60%, 09/15/17	3,820,000	3,834,528
4.65%, 12/09/21	2,945,000	3,086,961
Seagate HDD Cayman,
7.00%, 11/01/21	230,000	247,825

		11,460,249

Consumer Finance 0.4%
Ally Financial, Inc.
Series 8, 6.75%, 12/01/14	185,000	194,713
8.30%, 02/12/15	175,000	190,750
4.63%, 06/26/15	160,000	160,991
6.25%, 12/01/17	405,000	426,591
8.00%, 03/15/20	470,000	540,500
Ford Motor Credit Co. LLC
6.63%, 08/15/17	525,000	597,174
8.13%, 01/15/20	560,000	683,994
International Lease Finance Corp.
5.65%, 06/01/14	310,000	317,750
8.63%, 09/15/15	155,000	171,275
8.75%, 03/15/17	255,000	286,237
6.25%, 05/15/19	300,000	305,625

		3,875,600

10	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Containers & Packaging 0.2%
Owens-Brockway Glass Container, Inc.,
7.38%, 05/15/16	$315,000	$351,225

Packaging Corp of America,
3.90%, 06/15/22	2,185,000	2,192,086

		2,543,311

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20	155,000	158,100
7.00%, 05/20/22	465,000	478,950
Ferrellgas LP/Ferrellgas Finance Corp.,
9.13%, 10/01/17	310,000	323,950
Inergy LP/Inergy Finance Corp.,
7.00%, 10/01/18	320,000	329,600

		1,290,600

Diversified Financial Services 2.8%
Bank of America Corp.
4.50%, 04/01/15	3,555,000	3,664,363
6.50%, 08/01/16	3,070,000	3,371,271
5.70%, 01/24/22	1,225,000	1,349,085
5.88%, 02/07/42	1,190,000	1,303,502
Citigroup, Inc.
2.65%, 03/02/15	2,935,000	2,934,642
6.13%, 11/21/17	2,740,000	3,035,709
Ford Holdings LLC,
9.30%, 03/01/30	75,000	102,375
General Electric Capital Corp.
1.63%, 07/02/15	4,605,000	4,600,719
2.30%, 04/27/17	4,070,000	4,097,518
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8.00%, 01/15/18	540,000	573,750
JPMorgan Chase & Co.,
1.88%, 03/20/15	4,755,000	4,751,324
Power Sector Assets & Liabilities Management Corp.
Reg. S, 6.88%, 11/02/16	200,000	230,000
Reg. S, 7.39%, 12/02/24	520,000	670,800

		30,685,058

Diversified Telecommunication Services 2.3%
AT&T, Inc.
3.00%, 02/15/22	4,520,000	4,591,809
6.55%, 02/15/39	2,670,000	3,436,344
British Telecommunications PLC,
2.00%, 06/22/15	1,390,000	1,409,100
CenturyLink, Inc.,
Series T, 5.80%, 03/15/22	375,000	373,314
Frontier Communications Corp.
8.25%, 04/15/17	505,000	542,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp. (continued)
9.25%, 07/01/21	$165,000	$177,375
9.00%, 08/15/31	290,000	276,950
PAETEC Holding Corp.,
8.88%, 06/30/17	115,000	123,912
Qwest Capital Funding, Inc.,
6.88%, 07/15/28	205,000	197,645
Qwest Communications International, Inc.,
7.13%, 04/01/18	410,000	432,550
Qwest Corp.
6.75%, 12/01/21	4,560,000	5,130,830
6.88%, 09/15/33	445,000	442,775
Sprint Capital Corp.
6.90%, 05/01/19	210,000	197,400
6.88%, 11/15/28	405,000	326,025
Telefonica Emisiones SAU
3.99%, 02/16/16	1,880,000	1,680,677
5.46%, 02/16/21	5,320,000	4,632,619
UPC Holding BV,
9.88%, 04/15/18 (b)	400,000	438,000
Virgin Media Finance PLC,
5.25%, 02/15/22	365,000	373,212
Windstream Corp.
8.13%, 08/01/13	70,000	73,763
7.75%, 10/01/21	360,000	381,600

		25,238,775

Electric Utilities 1.3%
Comision Federal de Electricidad,
4.88%, 05/26/21 (b)	1,695,000	1,830,600
Exelon Generation Co. LLC,
4.00%, 10/01/20	7,145,000	7,189,578
Georgia Power Co.,
4.30%, 03/15/42	2,065,000	2,151,034
Ipalco Enterprises, Inc.
7.25%, 04/01/16 (b)	385,000	418,206
5.00%, 05/01/18	310,000	313,875
Progress Energy, Inc.,
3.15%, 04/01/22	1,915,000	1,932,557

		13,835,850

Electronic Equipment, Instruments & Components 0.0%†
NXP BV/NXP Funding LLC,
9.75%, 08/01/18 (b)	150,000	171,000

Food & Staples Retailing 0.0%†
Rite Aid Corp.
9.75%, 06/12/16	155,000	170,887
8.00%, 08/15/20	74,000	83,805

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
SUPERVALU, Inc.,
8.00%, 05/01/16	$190,000	$192,375

		447,067

Food Products 0.6%
Kraft Foods Group, Inc.
1.63%, 06/04/15 (b)	2,215,000	2,238,433
2.25%, 06/05/17 (b)	1,775,000	1,817,383
5.00%, 06/04/42 (b)	2,720,000	2,878,783

		6,934,599

Gas Utilities 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22	310,000	303,800
El Paso Corp. 7.00%, 06/15/17	295,000	334,635
7.80%, 08/01/31	240,000	269,370
7.75%, 01/15/32	60,000	67,461
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	499,363
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	475,038
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	331,537
Southern Star Central Corp., 6.75%, 03/01/16	430,000	434,300

		2,715,504

Health Care Providers & Services 1.3%
Aristotle Holding, Inc. 3.50%, 11/15/16 (b)	1,840,000	1,937,270
2.65%, 02/15/17 (b)	6,285,000	6,394,164
Biomet, Inc., 10.38%, 10/15/17	215,000	229,781
Covidien International Finance SA, 1.35%, 05/29/15	2,615,000	2,618,397
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 (b)	220,000	229,350
5.88%, 01/31/22 (b)	75,000	78,094
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18 (b)	155,000	168,563
HCA, Inc. 8.50%, 04/15/19	185,000	207,200
6.50%, 02/15/20	810,000	877,837
5.88%, 03/15/22	160,000	167,200
Tenet Healthcare Corp. 6.25%, 11/01/18	485,000	512,887
8.88%, 07/01/19	100,000	112,250

		13,532,993

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	$215,000	$238,650
Choice Hotels International, Inc., 5.75%, 07/01/22	30,000	31,367
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 01/15/16	665,000	701,575
7.63%, 01/15/16 (b)	65,000	68,412
MGM Resorts International 11.13%, 11/15/17	365,000	409,713
9.00%, 03/15/20	325,000	360,750
7.75%, 03/15/22	580,000	598,850
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	245,000	261,844
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	302,400
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (b)	355,000	386,950

		3,360,511

Household Durables 0.1%
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	172,000
Standard Pacific Corp., 8.38%, 05/15/18	300,000	327,750

		499,750

Household Products 0.0%†
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.88%, 08/15/19 (b)	380,000	411,350

Information Technology Services 0.0%†
Fidelity National Information Services, Inc. 7.63%, 07/15/17	170,000	187,425
7.88%, 07/15/20	95,000	106,875
First Data Corp., 7.38%, 06/15/19 (b)	145,000	147,900

		442,200

Insurance 1.0%
Berkshire Hathaway, Inc., 3.40%, 01/31/22	2,545,000	2,668,010
Lincoln National Corp., 4.20%, 03/15/22	3,595,000	3,592,023
Prudential Financial, Inc., 3.88%, 01/14/15	4,065,000	4,256,462

		10,516,495

12	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail 0.2%
Experian Finance PLC, 2.38%, 06/15/17 (b)	$2,165,000	$2,167,425

Machinery 0.0%†
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	183,600
Terex Corp., 6.50%, 04/01/20	165,000	167,062

		350,662

Media 3.3%
AMC Networks, Inc., 7.75%, 07/15/21 (b)	120,000	132,300
CBS Corp., 4.85%, 07/01/42	3,295,000	3,225,007
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	490,000	534,100
7.00%, 01/15/19	155,000	167,400
8.13%, 04/30/20	355,000	395,825
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17 (b)	430,000	463,325
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.25%, 12/15/17	595,000	648,550
CSC Holdings LLC
8.50%, 04/15/14	95,000	104,500
7.88%, 02/15/18	80,000	89,800
6.75%, 11/15/21 (b)	300,000	319,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 03/15/17	5,610,000	5,646,942
5.00%, 03/01/21	1,255,000	1,378,737
6.00%, 08/15/40	3,563,000	3,882,683
DISH DBS Corp.
7.13%, 02/01/16	70,000	76,825
7.88%, 09/01/19	185,000	213,212
6.75%, 06/01/21	60,000	64,800
5.88%, 07/15/22 (b)	245,000	247,450
Gannett Co., Inc.
9.38%, 11/15/17	150,000	167,250
7.13%, 09/01/18	780,000	834,600
Lamar Media Corp.
9.75%, 04/01/14	230,000	257,600
5.88%, 02/01/22 (b)	140,000	143,500
NBCUniversal Media LLC,
6.40%, 04/30/40	2,820,000	3,445,152
Sirius XM Radio, Inc.,
8.75%, 04/01/15 (b)	100,000	112,500
Time Warner Cable, Inc.
6.75%, 07/01/18	4,040,000	4,921,459
5.50%, 09/01/41	2,660,000	2,894,320

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Time Warner, Inc.
6.10%, 07/15/40	$2,275,000	$2,617,153
5.38%, 10/15/41	1,100,000	1,170,551
Univision Communications, Inc.,
6.88%, 05/15/19 (b)	555,000	571,650
Videotron Ltee,
9.13%, 04/15/18	415,000	454,425
WMG Acquisition Corp.
9.50%, 06/15/16	540,000	588,600
9.50%, 06/15/16 (b)	20,000	21,800
XM Satellite Radio, Inc.,
7.63%, 11/01/18 (b)	90,000	96,750

		35,888,266

Metals & Mining 0.8%
Alcoa, Inc.,
5.40%, 04/15/21	3,735,000	3,719,201
ArcelorMittal
4.50%, 02/25/17	75,000	73,853
6.25%, 02/25/22	95,000	93,044
Arch Coal, Inc.
8.75%, 08/01/16	185,000	176,675
7.25%, 06/15/21	465,000	389,438
FMG Resources (August 2006) Pty Ltd.,
6.00%, 04/01/17 (b)	890,000	894,450
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 03/01/22	3,185,000	3,133,651
Peabody Energy Corp.
7.38%, 11/01/16	305,000	335,500
6.00%, 11/15/18 (b)	125,000	124,375
United States Steel Corp.,
6.65%, 06/01/37	20,000	15,600

		8,955,787

Multiline Retail 0.5%
Sears Holdings Corp.,
6.63%, 10/15/18	445,000	397,163
Target Corp.,
4.00%, 07/01/42	4,930,000	4,856,173

		5,253,336

Multi-Utilities & Unregulated Power 0.3%
Calpine Corp.,
7.25%, 10/15/17 (b)	720,000	774,000
Majapahit Holding BV
Reg. S, 7.75%, 10/17/16	100,000	114,250
Reg. S, 7.75%, 01/20/20	100,000	119,250
Reg. S, 7.88%, 06/29/37	470,000	568,700
NRG Energy, Inc.
7.63%, 01/15/18	710,000	734,850
7.88%, 05/15/21	500,000	505,000

		2,816,050

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Office Electronics 0.2%
Xerox Corp.,
4.50%, 05/15/21	$1,965,000	$2,039,098

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	4,230,000	4,800,111
Apache Corp.,
4.75%, 04/15/43	3,485,000	3,871,044
BP Capital Markets PLC,
1.85%, 05/05/17	4,345,000	4,388,215
Chesapeake Energy Corp.
7.63%, 07/15/13	30,000	30,937
9.50%, 02/15/15	285,000	307,088
6.50%, 08/15/17	30,000	29,850
6.88%, 08/15/18	450,000	447,750
6.63%, 08/15/20	5,000	4,950
6.13%, 02/15/21	195,000	188,662
Cimarex Energy Co.,
5.88%, 05/01/22	285,000	296,044
Denbury Resources, Inc.,
8.25%, 02/15/20	75,000	82,125
Empresa Nacional del Petroleo,
Reg. S, 5.25%, 08/10/20	100,000	107,781
Encana Corp.,
5.90%, 12/01/17	4,200,000	4,787,517
EP Energy LLC/EP Energy Finance, Inc.
6.88%, 05/01/19 (b)	55,000	57,475
9.38%, 05/01/20 (b)	560,000	580,300
EXCO Resources, Inc., 7.50%, 09/15/18	570,000	493,050
KazMunayGas National Co.
Reg. S, 8.38%, 07/02/13	100,000	105,088
Reg. S, 9.13%, 07/02/18	250,000	309,375
Reg. S, 6.38%, 04/09/21	250,000	275,000
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20	440,000	474,100
7.75%, 02/01/21	225,000	235,125
NAK Naftogaz Ukraine, 9.50%, 09/30/14	360,000	345,150
Newfield Exploration Co., 5.63%, 07/01/24	110,000	112,475
Occidental Petroleum Corp.,
1.50%, 02/15/18	1,385,000	1,389,316
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	565,000
6.63%, 06/15/38	480,000	571,200
Petrobras International Finance Co., 5.75%, 01/20/20	3,000,000	3,281,634
Petroleos de Venezuela SA
Reg. S, 5.25%, 04/12/17	440,000	312,400
Reg. S, 12.75%, 02/17/22	750,000	705,000
5.38%, 04/12/27	100,000	56,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co.
7.63%, 06/01/18	$290,000	$308,125
6.63%, 05/01/21	295,000	297,950
Range Resources Corp.
5.75%, 06/01/21	135,000	141,075
5.00%, 08/15/22	80,000	79,000
SandRidge Energy, Inc.
8.00%, 06/01/18 (b)	265,000	268,312
7.50%, 03/15/21	320,000	316,000
8.13%, 10/15/22 (b)	155,000	156,550
WPX Energy, Inc.,
5.25%, 01/15/17 (b)	295,000	298,688

		31,075,712

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	245,456

Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19	235,000	255,562
Mylan, Inc.
7.63%, 07/15/17 (b)	270,000	297,000
7.88%, 07/15/20 (b)	115,000	128,944
Valeant Pharmaceuticals International
6.50%, 07/15/16 (b)	280,000	292,600
6.75%, 10/01/17 (b)	210,000	218,925
6.88%, 12/01/18 (b)	135,000	139,556

		1,332,587

Professional Services 0.0%†
Ceridian Corp.,
8.88%, 07/15/19 (b)	120,000	123,300

Real Estate Investment Trusts (REITs) 0.4%
HCP, Inc.,
5.38%, 02/01/21	2,550,000	2,819,798
Host Hotels & Resorts LP,
6.00%, 11/01/20	355,000	385,175
Omega Healthcare Investors, Inc.
6.75%, 10/15/22	470,000	501,725
5.88%, 03/15/24 (b)	375,000	375,000

		4,081,698

Real Estate Management & Development 0.1%
Toys “R” Us Property Co. I LLC,
10.75%, 07/15/17	425,000	464,312

Road & Rail 0.3%
ERAC USA Finance LLC,
7.00%, 10/15/37 (b)	2,275,000	2,742,374

14	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Rentals (North America), Inc.,
10.88%, 06/15/16	$250,000	$280,937
UR Financing Escrow Corp.,
5.75%, 07/15/18 (b)	55,000	57,200

		3,080,511

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc.,
9.25%, 04/15/18 (b)	170,000	181,900

Specialty Retail 0.0%†
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	270,000	282,488
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	150,000	156,187

		438,675

Tobacco 0.7%
BAT International Finance PLC, 1.40%, 06/05/15 (b)	1,605,000	1,604,812
Lorillard Tobacco Co., 8.13%, 06/23/19	4,915,000	6,099,869

		7,704,681

Transportation Infrastructure 0.2%
BAA Funding Ltd.,
2.50%, 06/25/17 (b)	2,165,000	2,177,115

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.,
7.75%, 05/15/16	275,000	291,844
Sprint Nextel Corp.,
7.00%, 03/01/20 (b)	735,000	764,400

		1,056,244

Total Corporate Bonds (cost $298,135,652)		305,281,214

Sovereign Bonds 1.3%
ARGENTINA 0.0%†
Argentine Republic Government International Bond,
2.50%, 12/31/38 (c)	6	2

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S,
5.50%, 07/12/20	650,000	738,563
Brazilian Government International Bond
7.88%, 03/07/15	250,000	292,250
5.63%, 01/07/41	100,000	122,650

		1,153,463

Sovereign Bonds (continued)

	Principal Amount	Market Value

BULGARIA 0.0%†
Bulgaria Government International Bond, Reg. S,
8.25%, 01/15/15	$160,000	$177,600

COLOMBIA 0.1%
Colombia Government International Bond
8.25%, 12/22/14	300,000	351,000
7.38%, 01/27/17	100,000	123,850
6.13%, 01/18/41	150,000	195,000

		669,850

CROATIA 0.0%†
Croatia Government International Bond, Reg. S,
6.75%, 11/05/19	325,000	326,209

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond
Reg. S, 9.04%, 01/23/18	54,649	60,933
Reg. S, 7.50%, 05/06/21	100,000	106,500

		167,433

EGYPT 0.0%†
Egypt Government International Bond, Reg. S,
6.88%, 04/30/40	100,000	86,250

EL SALVADOR 0.0%†
El Salvador Government International Bond
Reg. S, 7.38%, 12/01/19	150,000	165,525
Reg. S, 7.65%, 06/15/35	100,000	105,400

		270,925

GABON 0.0%†
Gabonese Republic, Reg. S,
8.20%, 12/12/17	100,000	116,000

INDONESIA 0.0%†
Indonesia Government International Bond, Reg. S,
6.75%, 03/10/14	200,000	214,000

LEBANON 0.0%†
Lebanon Government International Bond
9.13%, 03/12/13	100,000	104,000
6.38%, 03/09/20	300,000	308,250

		412,250

LITHUANIA 0.0%†
Lithuania Government International Bond, Reg. S,
7.38%, 02/11/20	366,000	431,792

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

MEXICO 0.0%†
Mexico Government International Bond,
5.88%, 02/17/14	$200,000	$214,300

PANAMA 0.1%
Panama Government International Bond
5.20%, 01/30/20	230,000	268,525
7.13%, 01/29/26	200,000	270,000
6.70%, 01/26/36	130,000	175,500

		714,025

PERU 0.1%
Peruvian Government International Bond
8.38%, 05/03/16	550,000	679,250
8.75%, 11/21/33	80,000	131,200

		810,450

PHILIPPINES 0.1%
Philippine Government International Bond
8.38%, 06/17/19	300,000	404,250
6.38%, 10/23/34	100,000	128,000

		532,250

POLAND 0.1%
Poland Government International Bond
5.00%, 10/19/15	100,000	109,500
6.38%, 07/15/19	150,000	176,676
5.13%, 04/21/21	400,000	442,200

		728,376

RUSSIA 0.1%
Russian Foreign Bond - Eurobond
Reg. S, 5.00%, 04/29/20	200,000	217,500
Reg. S, 12.75%, 06/24/28	100,000	179,750
Reg. S, 7.50%, 03/31/30 (c)	418,600	502,567

		899,817

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 6.25%, 10/04/20	150,000	153,750

SUPRANATIONAL 0.3%
European Investment Bank, 1.63%, 06/15/17	3,170,000	3,193,230

TURKEY 0.1%
Turkey Government International Bond
9.50%, 01/15/14	300,000	329,934
7.00%, 06/05/20	300,000	351,750
7.38%, 02/05/25	100,000	123,000

Sovereign Bonds (continued)

	Principal Amount	Market Value

TURKEY (continued)
Turkey Government International Bond (continued)
7.25%, 03/05/38	$200,000	$246,000

		1,050,684

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 6.58%, 11/21/16	750,000	671,250

URUGUAY 0.1%
Uruguay Government International Bond
6.88%, 09/28/25	300,000	394,500
7.88%, 01/15/33	100,000	144,750

		539,250

VENEZUELA 0.0%†
Venezuela Government International Bond, 9.38%, 01/13/34	70,000	53,900

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	400,000	427,000

Total Sovereign Bonds (cost $13,766,976)		14,014,056

U.S. Government Mortgage Backed Agencies 36.2%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	30,725	32,937
Pool# G13122 5.00%, 04/01/23	16,991	18,187
Pool# J07940 5.00%, 05/01/23	171,239	183,765
Pool# G13225 5.00%, 06/01/23	308,662	330,402
Pool# J07942 5.00%, 06/01/23	42,296	45,275
Pool# J08443 5.00%, 07/01/23	72,751	78,842
Pool# C91128 5.50%, 12/01/27	80,619	87,774
Pool# D98252 5.00%, 08/01/29	299,789	323,105
Pool# A14186 5.50%, 10/01/33	5,017	5,499
Pool# A82875 5.50%, 11/01/33	90,986	99,716
Pool# C01674 5.50%, 11/01/33	41,601	45,593

16	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A24611 4.50%, 06/01/34	$15,472	$16,565
Pool# A23854 5.50%, 06/01/34	54,048	59,166
Pool# G01827 4.50%, 06/01/35	9,062	9,695
Pool# A46898 4.50%, 09/01/35	131,831	141,039
Pool# G05085 4.50%, 09/01/35	316,509	338,864
Pool# G08084 4.50%, 10/01/35	186,228	199,236
Pool# A39572 5.00%, 11/01/35	199,869	215,445
Pool# A39584 5.50%, 11/01/35	95,627	104,563
Pool# G02203 4.50%, 03/01/36	19,338	20,689
Pool# A49058 5.50%, 05/01/36	159,472	174,054
Pool# A52983 5.50%, 10/01/36	288,753	314,743
Pool# A61562 5.50%, 10/01/36	109,304	119,142
Pool# G02379 6.00%, 10/01/36	56,908	62,543
Pool# A57475 5.50%, 02/01/37	19,188	20,880
Pool# G02561 5.50%, 02/01/37	271,378	295,804
Pool# A58420 5.50%, 03/01/37	37,626	40,942
Pool# G03400 5.50%, 03/01/37	849,059	925,479
Pool# A60064 5.50%, 04/01/37	317,138	345,087
Pool# G02791 5.50%, 04/01/37	21,283	23,159
Pool# G08204 5.50%, 06/01/37	42,412	46,150
Pool# A64594 5.50%, 07/01/37	201,251	218,988
Pool# G08210 6.00%, 07/01/37	353,683	388,155
Pool# A65518 6.00%, 09/01/37	389,785	427,777
Pool# A68546 5.50%, 11/01/37	255,099	277,581
Pool# G03432
5.50%, 11/01/37	32,091	34,919
Pool# A69653
5.50%, 12/01/37	81,931	89,152

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A70591
5.50%, 12/01/37	$294,884	$320,872
Pool# G03616
6.00%, 12/01/37	107,310	117,769
Pool# A71374
5.50%, 01/01/38	52,808	57,759
Pool# A71604
5.50%, 01/01/38	1,023,605	1,113,815
Pool# A72378
5.50%, 01/01/38	996,967	1,084,830
Pool# G03927
5.50%, 01/01/38	57,695	62,780
Pool# A72243
5.00%, 02/01/38	13,752	14,783
Pool# A73996
5.50%, 02/01/38	1,027,004	1,116,551
Pool# G03812
5.50%, 02/01/38	3,613,818	3,932,305
Pool# G03964
5.50%, 02/01/38	369,478	401,694
Pool# A72499
6.00%, 02/01/38	43,506	47,747
Pool# A74793
5.00%, 03/01/38	145,536	156,446
Pool# A75432
5.50%, 03/01/38	437,431	478,442
Pool# G04220
5.50%, 03/01/38	94,311	102,623
Pool# G08256
5.50%, 03/01/38	38,913	42,306
Pool# G04156
6.00%, 03/01/38	87,881	96,447
Pool# A76127
5.50%, 04/01/38	1,364,639	1,483,626
Pool# A76483
5.50%, 04/01/38	877,987	954,541
Pool# G04248
5.50%, 04/01/38	648,744	705,310
Pool# G08263
5.50%, 04/01/38	55,956	60,835
Pool# A76211
6.00%, 04/01/38	8,702	9,550
Pool# A76684
5.00%, 05/01/38	171,451	184,304
Pool# A77391
5.00%, 05/01/38	243,292	261,530
Pool# A76939
5.50%, 05/01/38	110,147	119,751
Pool# A77057
5.50%, 05/01/38	77,031	83,747
Pool# A77208
5.50%, 05/01/38	112,554	122,368

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A77796
5.50%, 05/01/38	$2,583,959	$2,809,262
Pool# G04305
5.50%, 05/01/38	1,279,389	1,390,943
Pool# A77648
5.50%, 06/01/38	27,555	29,958
Pool# A77937
5.50%, 06/01/38	727,326	790,744
Pool# A78624
5.50%, 06/01/38	567,828	617,338
Pool# G04458
5.50%, 06/01/38	245,474	266,878
Pool# A78076
6.00%, 06/01/38	129,706	142,348
Pool# A78454
6.00%, 06/01/38	160,350	175,979
Pool# A79197
5.00%, 07/01/38	37,384	40,186
Pool# A78982
5.50%, 07/01/38	134,323	146,035
Pool# A79018
5.50%, 07/01/38	278,216	302,475
Pool# A79806
5.50%, 07/01/38	67,929	73,852
Pool# A79816
5.50%, 07/01/38	80,788	87,832
Pool# G04471
5.50%, 07/01/38	343,420	373,364
Pool# A80779
5.50%, 08/01/38	243,226	264,433
Pool# G04817
5.00%, 09/01/38	23,346	25,096
Pool# A81743
5.50%, 09/01/38	289,003	314,202
Pool# A82093
5.50%, 09/01/38	99,540	108,873
Pool# A82207
5.50%, 09/01/38	8,821	9,591
Pool# A82609
5.50%, 09/01/38	102,938	111,914
Pool# A82656
5.50%, 10/01/38	43,328	47,105
Pool# A82703
5.50%, 10/01/38	51,060	55,512
Pool# G04847
5.50%, 10/01/38	377,652	410,581
Pool# G05979
5.50%, 10/01/38	81,880	89,096
Pool# A82757
5.50%, 11/01/38	419,370	455,936

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A82787
5.50%, 11/01/38	$2,201,543	$2,393,502
Pool# A83032
5.50%, 11/01/38	78,893	85,772
Pool# A83066
5.50%, 11/01/38	17,887	19,447
Pool# A83071
5.50%, 11/01/38	11,993	13,039
Pool# A83345
5.00%, 12/01/38	108,863	117,023
Pool# A83596
5.50%, 12/01/38	142,300	155,641
Pool# G05342
5.00%, 01/01/39	1,331,122	1,430,906
Pool# G08314 5.50%, 01/01/39	193,058	209,892
Pool# G05253 5.00%, 02/01/39	123,864	133,149
Pool# G05518 5.00%, 02/01/39	176,617	189,857
Pool# G08323 5.00%, 02/01/39	691,212	743,027
Pool# A84417 5.50%, 02/01/39	274,610	299,155
Pool# G05300 5.50%, 02/01/39	50,747	55,172
Pool# G05841 5.50%, 04/01/39	109,207	118,729
Pool# A86370 4.50%, 05/01/39	15,331	16,380
Pool# A87339 5.00%, 07/01/39	118,187	127,047
Pool# A87679 5.00%, 08/01/39	660,018	709,495
Pool# A89340 4.50%, 10/01/39	935,875	999,929
Pool# G05684 5.50%, 10/01/39	586,619	637,768
Pool# G08372 4.50%, 11/01/39	1,541,832	1,647,359
Pool# G06020 5.50%, 12/01/39	3,538,474	3,850,322
Pool# G05813 6.00%, 12/01/39	175,747	192,876
Pool# G05923 5.50%, 02/01/40	426,899	464,522
Pool# G06031 5.50%, 03/01/40	138,744	150,972
Pool# A91997 5.00%, 04/01/40	325,815	353,090

18	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05849 4.50%, 05/01/40	$4,710,045	$5,038,301
Pool# G06193 5.50%, 05/01/40	585,441	637,036
Pool# A92458 5.00%, 06/01/40	132,233	143,302
Pool# G08402 5.00%, 06/01/40	538,153	583,203
Pool# A92764 5.50%, 06/01/40	174,533	190,133
Pool# G06412 5.50%, 07/01/40	6,818,965	7,419,924
Pool# A93311 4.50%, 08/01/40	107,247	114,721
Pool# A95796 4.00%, 12/01/40	582,676	630,417
Pool# A96567 4.00%, 02/01/41	1,114,254	1,183,949
Pool# A96705 4.00%, 02/01/41	283,178	301,067
Pool# A97055 4.00%, 02/01/41	143,479	152,543
Pool# A97264 4.00%, 02/01/41	646,805	687,665
Pool# A97294 4.00%, 02/01/41	926,396	984,920
Pool# A97046 4.50%, 02/01/41	645,931	691,957
Pool# A97373 4.50%, 03/01/41	1,965,049	2,105,069
Pool# A97932 4.00%, 04/01/41	955,597	1,015,966
Pool# A97968 4.00%, 04/01/41	7,255,368	7,713,715
Pool# Q00131 4.50%, 04/01/41	545,479	584,348
Pool# Q00456 4.50%, 04/01/41	8,942,818	9,580,042
Pool# Q00543 4.50%, 05/01/41	1,619,496	1,734,894
Pool# Q00628 4.50%, 05/01/41	342,163	366,544
Pool# Q00950 5.00%, 05/01/41	2,757,058	2,991,304
Pool# Q01198 5.50%, 06/01/41	218,568	238,377
Pool# Q01759 4.50%, 07/01/41	12,257,472	13,130,884
Pool# G06802 4.50%, 10/01/41	285,343	304,872

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 07/15/42	$46,445,000	$48,723,708
4.00%, 07/15/42	73,205,000	77,677,371
4.50%, 07/15/42	375,000	400,488
5.50%, 07/15/42	10,965,000	11,915,872
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	86,609	93,437
Pool# 982885 5.00%, 05/01/23	28,592	31,090
Pool# 975884 5.00%, 06/01/23	20,602	22,226
Pool# 987214 5.00%, 07/01/23	8,096	8,734
Pool# 976243 5.00%, 08/01/23	21,396	23,083
Pool# 987456 5.00%, 08/01/23	27,106	29,416
Pool# 965102 5.00%, 09/01/23	16,085	17,353
Pool# 988300 5.00%, 09/01/23	16,829	18,113
Pool# 992021 5.00%, 10/01/23	14,237	15,359
Pool# 256640 5.50%, 03/01/27	125,645	137,425
Pool# 256676
5.50%, 04/01/27	131,651	143,994
Pool# 256896 5.50%, 09/01/27	109,552	119,755
Pool# 257075 5.50%, 02/01/28	118,932	130,009
Pool# 257282 5.50%, 07/01/28	677,385	740,047
Pool# 257367 5.50%, 09/01/28	256,802	280,558
Pool# 257451 5.50%, 11/01/28	55,317	60,434
Pool# 995477 5.50%, 01/01/29	123,387	134,801
Pool# 930997 4.50%, 04/01/29	706,010	759,295
Pool# AL0869 4.50%, 06/01/29	427,940	459,971
Pool# 932716 5.00%, 04/01/30	33,778	36,629
Pool# MA0436 5.50%, 04/01/30	250,645	273,674
Pool# 720679 5.00%, 06/01/33	44,388	48,301
Pool# 310100 5.00%, 08/01/33	1,057,281	1,150,499

2012 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 725027 5.00%, 11/01/33	$215,645	$234,658
Pool# 745944 5.00%, 12/01/33	384,301	418,184
Pool# 725422 5.00%, 04/01/34	224,451	244,241
Pool# 888283 5.00%, 08/01/34	3,176,407	3,464,514
Pool# 794978 5.50%, 10/01/34	291,175	319,930
Pool# 802813 5.00%, 11/01/34	42,861	46,613
Pool# AD0308 5.00%, 03/01/35	2,498,820	2,719,136
Pool# 735382 5.00%, 04/01/35	621,905	676,348
Pool# 735403 5.00%, 04/01/35	267,878	291,329
Pool# 255706 5.50%, 05/01/35	14,918	16,363
Pool# 735578 5.00%, 06/01/35	1,184,172	1,284,878
Pool# 735581 5.00%, 06/01/35	5,891,166	6,425,160
Pool# 735591 5.00%, 06/01/35	22,053	24,052
Pool# 735795 5.00%, 06/01/35	3,418,577	3,717,849
Pool# 310099 5.00%, 08/01/35	7,379,800	8,028,156
Pool# 825753 5.50%, 08/01/35	90,315	99,065
Pool# 834657 5.50%, 08/01/35	14,397	15,792
Pool# 735925 5.00%, 10/01/35	1,829,753	1,989,887
Pool# 835482 5.50%, 10/01/35	74,400	81,608
Pool# 863626 5.50%, 12/01/35	242,452	265,941
Pool# 745275 5.00%, 02/01/36	8,089,134	8,797,037
Pool# 852522 5.00%, 02/01/36	1,475,512	1,600,994
Pool# 865972 5.50%, 03/01/36	186,670	203,938
Pool# 891588 5.50%, 05/01/36	566,042	618,403
Pool# 745580 5.00%, 06/01/36	835,793	908,937
Pool# 885808 5.50%, 06/01/36	21,103	23,056

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 745826 6.00%, 07/01/36	$49,386	$54,424
Pool# 897267 5.50%, 10/01/36	136,061	148,648
Pool# 899215 6.00%, 10/01/36	108,989	120,105
Pool# 310107 5.00%, 11/01/36	457,059	496,690
Pool# 831922 5.50%, 11/01/36	45,178	49,358
Pool# 256513 5.50%, 12/01/36	235,739	257,546
Pool# 903013 5.50%, 12/01/36	437,287	477,739
Pool# 920078 5.50%, 12/01/36	60,519	66,117
Pool# 906869 6.00%, 12/01/36	187,766	206,917
Pool# 967685 5.50%, 01/01/37	233,248	256,283
Pool# 907683 5.50%, 02/01/37	260,199	283,944
Pool# 888222 6.00%, 02/01/37	106,947	117,855
Pool# 914049 6.00%, 03/01/37	581,095	640,366
Pool# 913304 5.50%, 04/01/37	98,603	107,601
Pool# 914752 5.50%, 04/01/37	150,817	164,580
Pool# 915952 5.50%, 04/01/37	85,509	93,713
Pool# 915970 5.50%, 04/01/37	108,423	118,317
Pool# 897640 5.50%, 05/01/37	212,342	231,719
Pool# 899509 5.50%, 05/01/37	201,385	219,762
Pool# 899528 5.50%, 05/01/37	392,890	428,743
Pool# 937090
5.50%, 05/01/37	187,539	204,653
Pool# 917988
6.00%, 05/01/37	261,166	287,804
Pool# 256748
5.50%, 06/01/37	116,650	127,295
Pool# 899562
5.50%, 06/01/37	151,767	165,617
Pool# 917141
5.50%, 06/01/37	153,774	167,999
Pool# 918659
5.50%, 06/01/37	405,202	444,078

20	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 940764
5.50%, 06/01/37	$184,762	$201,622
Pool# 915639
6.00%, 06/01/37	478,098	526,863
Pool# 939984
6.00%, 06/01/37	444,871	490,247
Pool# 938175
5.50%, 07/01/37	54,989	60,007
Pool# 944635
5.50%, 07/01/37	190,344	207,714
Pool# 899598
6.00%, 07/01/37	43,957	48,440
Pool# 928483
6.00%, 07/01/37	412,119	454,154
Pool# 942052
6.00%, 07/01/37	187,776	206,929
Pool# 944526
6.00%, 07/01/37	174,955	192,800
Pool# 942290
5.50%, 08/01/37	233,497	254,805
Pool# 943463
5.50%, 08/01/37	198,203	216,290
Pool# 945218
5.50%, 08/01/37	18,261	19,927
Pool# 936895
6.00%, 08/01/37	20,331	22,405
Pool# 952277
5.50%, 09/01/37	4,828	5,269
Pool# 952276
6.00%, 09/01/37	376,645	415,749
Pool# 933131
5.50%, 10/01/37	134,054	146,287
Pool# 943640
5.50%, 10/01/37	11,693	12,760
Pool# 950992
5.50%, 10/01/37	19,274	21,033
Pool# 946923
6.00%, 10/01/37	455,680	502,159
Pool# 955770
6.00%, 10/01/37	53,163	58,586
Pool# 899871
5.50%, 11/01/37	237,961	259,676
Pool# 956010
5.50%, 11/01/37	124,550	135,916
Pool# 960117
5.50%, 11/01/37	5,505	6,007
Pool# 933166
6.00%, 11/01/37	1,216,569	1,339,728
Pool# 956411
6.00%, 11/01/37	166,834	183,851
Pool# 959983
6.00%, 11/01/37	328,899	362,446

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 967276
5.00%, 12/01/37	$88,213	$95,495
Pool# 959454
5.50%, 12/01/37	416,252	454,237
Pool# 967254
5.50%, 12/01/37	398,255	434,598
Pool# 929018
6.00%, 12/01/37	305,622	336,796
Pool# 966419
6.00%, 12/01/37	183,038	201,708
Pool# 952035
5.50%, 01/01/38	243,729	265,971
Pool# 956081
5.50%, 01/01/38	493,597	538,640
Pool# 961181
5.50%, 01/01/38	91,919	100,307
Pool# 961256
5.50%, 01/01/38	284,780	310,767
Pool# 961311
5.50%, 01/01/38	289,259	315,655
Pool# 969451
5.50%, 01/01/38	196,801	214,760
Pool# 961348
6.00%, 01/01/38	565,160	622,806
Pool# 965719
6.00%, 01/01/38	151,645	166,781
Pool# 889517
5.50%, 02/01/38	273,495	298,453
Pool# 960048
5.50%, 02/01/38	22,113	24,131
Pool# 969008
5.50%, 02/01/38	2,322,427	2,534,361
Pool# 969757
5.50%, 02/01/38	9,828	10,725
Pool# 969776
5.50%, 02/01/38	215,468	236,141
Pool# 972404
5.50%, 02/01/38	93,471	102,278
Pool# 972539
5.50%, 02/01/38	254,521	277,747
Pool# 972701
5.50%, 02/01/38	69,065	75,367
Pool# 933409
5.00%, 03/01/38	415,552	463,228
Pool# 961849
5.50%, 03/01/38	181,490	198,052
Pool# 962371
5.50%, 03/01/38	220,308	240,412
Pool# 973775
5.50%, 03/01/38	169,549	185,021
Pool# 974674
5.50%, 03/01/38	109,268	119,239

2012 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 975186
5.50%, 03/01/38	$270,666	$296,635
Pool# 961992 6.00%, 03/01/38	406,138	446,675
Pool# 970185 5.00%, 04/01/38	133,501	144,520
Pool# 933777 5.50%, 04/01/38	70,237	76,647
Pool# 972607 5.50%, 04/01/38	98,035	106,982
Pool# 973726 6.00%, 04/01/38	818,794	900,520
Pool# 929515 5.00%, 05/01/38	52,195	56,503
Pool# 962874 5.00%, 05/01/38	58,999	63,869
Pool# 982126 5.00%, 05/01/38	189,709	205,368
Pool# 969268 5.50%, 05/01/38	15,378	16,781
Pool# 970232 5.50%, 05/01/38	41,862	45,682
Pool# 975049 5.50%, 05/01/38	262,783	286,764
Pool# 995048 5.50%, 05/01/38	508,491	555,529
Pool# 889509 6.00%, 05/01/38	213,343	235,103
Pool# 889579 6.00%, 05/01/38	402,912	444,214
Pool# 889572 5.50%, 06/01/38	248,006	270,638
Pool# 933927 5.50%, 06/01/38	146,579	159,955
Pool# 963774 5.50%, 06/01/38	542,303	591,791
Pool# 976213 5.50%, 06/01/38	17,840	19,467
Pool# 979984 5.50%, 06/01/38	186,791	203,837
Pool# 983595 5.50%, 06/01/38	136,458	148,911
Pool# 983821 5.50%, 06/01/38	95,545	104,264
Pool# 984600 5.50%, 06/01/38	21,230	23,167
Pool# 984748 5.50%, 06/01/38	208,242	227,246
Pool# 985408 5.50%, 06/01/38	139,590	152,328
Pool# 985531 5.50%, 06/01/38	277,292	302,596

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 985558 5.50%, 06/01/38	$714,083	$779,246
Pool# 985559 5.50%, 06/01/38	596,600	651,043
Pool# 985731 5.50%, 06/01/38	112,314	122,564
Pool# 986519 5.50%, 06/01/38	33,744	36,823
Pool# 934108 5.00%, 07/01/38	160,225	173,450
Pool# 889719 5.50%, 07/01/38	206,762	225,630
Pool# 934129 5.50%, 07/01/38	200,934	219,271
Pool# 934333 5.50%, 07/01/38	830,031	905,776
Pool# 934351 5.50%, 07/01/38	153,210	167,191
Pool# 963975 5.50%, 07/01/38	354,350	386,686
Pool# 981344 5.50%, 07/01/38	399,994	436,496
Pool# 986245 5.50%, 07/01/38	49,742	54,281
Pool# 986264 5.50%, 07/01/38	473,118	516,293
Pool# 988029 5.00%, 08/01/38	95,911	103,828
Pool# 257306 5.50%, 08/01/38	233,912	255,258
Pool# 929831 5.50%, 08/01/38	629,118	686,529
Pool# 964970 5.50%, 08/01/38	211,019	230,276
Pool# 975697 5.50%, 08/01/38	69,683	76,042
Pool# 986062 5.50%, 08/01/38	53,542	58,428
Pool# 925973 6.00%, 08/01/38	51,986	57,175
Pool# 970818 5.50%, 09/01/38	295,342	322,293
Pool# 986938 5.50%, 09/01/38	97,756	106,676
Pool# 889955 5.50%, 10/01/38	200,553	218,855
Pool# 970650 5.50%, 10/01/38	423,415	462,054
Pool# 990786 5.50%, 10/01/38	116,240	126,847
Pool# 991863 5.50%, 10/01/38	162,629	177,470

22	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 992032 5.50%, 10/01/38	$139,031	$151,719
Pool# 992471 5.50%, 10/01/38	38,692	42,223
Pool# 930071 6.00%, 10/01/38	1,976,642	2,173,933
Pool# 991002 6.00%, 10/01/38	29,621	32,661
Pool# 992035 6.00%, 10/01/38	108,837	119,700
Pool# 995077 5.00%, 11/01/38	2,315,914	2,507,077
Pool# 934645 5.50%, 11/01/38	422,358	460,901
Pool# 934665
5.50%, 11/01/38	473,393	516,593
Pool# 970809
5.50%, 11/01/38	238,338	260,087
Pool# 982274
5.50%, 11/01/38	397,801	434,103
Pool# 985805
5.50%, 11/01/38	188,652	205,868
Pool# 992272
5.50%, 11/01/38	173,056	189,659
Pool# 994168
5.50%, 11/01/38	16,704	18,228
Pool# 994637
5.50%, 11/01/38	982,804	1,072,490
Pool# 930253
5.50%, 12/01/38	456,275	497,912
Pool# 934249
5.50%, 12/01/38	149,946	163,629
Pool# 970929
5.50%, 12/01/38	405,914	442,956
Pool# 983842
5.50%, 12/01/38	139,698	152,446
Pool# 991434
5.50%, 12/01/38	147,187	160,619
Pool# 992676
5.50%, 12/01/38	286,195	312,311
Pool# 992944
5.50%, 12/01/38	110,751	120,858
Pool# AA0694
5.50%, 12/01/38	430,476	469,759
Pool# AD0385
5.50%, 12/01/38	117,349	128,293
Pool# 995245
5.00%, 01/01/39	80,751	87,417
Pool# 993100
5.50%, 01/01/39	172,237	187,954

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 993111
5.50%, 01/01/39	$319,807	$348,991
Pool# AA1638
5.50%, 02/01/39	451,635	492,849
Pool# AD0306
5.50%, 03/01/39	66,324	72,376
Pool# 995672
4.50%, 04/01/39	4,665,429	5,006,614
Pool# 995845
5.50%, 04/01/39	9,808	10,703
Pool# 935075
6.00%, 04/01/39	215,933	237,485
Pool# AC0017
5.50%, 09/01/39	38,897	42,447
Pool# AD0638
6.00%, 09/01/39	320,119	352,771
Pool# 190399
5.50%, 11/01/39	60,783	66,330
Pool# AE0392
5.50%, 12/01/39	233,673	255,527
Pool# AC5566
4.50%, 02/01/40	146,816	158,011
Pool# AB1316
5.50%, 05/01/40	483,712	527,853
Pool# AD6856
5.00%, 07/01/40	29,247	31,808
Pool# AD5283
4.50%, 09/01/40	108,945	117,252
Pool# AE6039
4.50%, 10/01/40	767,669	826,208
Pool# AH4709
4.50%, 04/01/41	333,659	359,728
Pool# AI1193
4.50%, 04/01/41	388,502	418,856
Pool# AI4562
4.50%, 06/01/41	467,250	503,757
Pool# AI7921
4.50%, 08/01/41	102,340	110,336
Pool# AL1547
4.50%, 11/01/41	537,856	579,879
Federal National Mortgage Association Pool TBA
4.00%, 07/25/42	28,940,000	30,798,492
4.50%, 07/25/42	50,000	53,633
5.00%, 07/25/42	7,875,000	8,522,227
5.50%, 07/25/42	5,050,000	5,508,445
Government National Mortgage Association I Pool
Pool# 603581
5.50%, 04/15/33	66,361	74,324
Pool# 618988
6.00%, 06/15/34	46,345	52,591

2012 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 658029
6.00%, 07/15/36	$12,985	$14,593
Pool# 617456
6.00%, 03/15/37	25,095	28,202
Pool# 600658
5.50%, 05/15/37	58,371	64,809
Pool# 657732
5.50%, 05/15/37	41,442	46,247
Pool# 675407
5.50%, 07/15/37	51,713	57,417
Pool# 782185
6.00%, 09/15/37	12,341	13,869
Pool# 670824
6.00%, 12/15/37	27,138	30,498
Pool# 671189
6.00%, 12/15/37	24,904	27,988
Pool# 686034
5.50%, 04/15/38	54,286	60,274
Pool# 674084
5.00%, 05/15/38	133,160	146,595
Pool# 686342
6.00%, 05/15/38	14,266	16,032
Pool# 690847
5.50%, 06/15/38	45,794	50,846
Pool# 632219
5.50%, 07/15/38	34,346	38,135
Pool# 689694
5.50%, 07/15/38	59,228	65,761
Pool# 690435
5.50%, 07/15/38	72,521	80,506
Pool# 687727 6.00%, 07/15/38	38,117	42,837
Pool# 690310 6.00%, 07/15/38	35,396	39,867
Pool# 689575 6.50%, 07/15/38	86,034	98,673

Total U.S. Government Mortgage Backed Agencies (cost $384,775,816)		390,157,841

U.S. Government Sponsored & Agency Obligations 1.3%
Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,679,728
4.00%, 09/06/13	150,000	156,545
5.50%, 07/15/36	9,290,000	12,531,039

Total U.S. Government Sponsored & Agency Obligations (cost $13,840,967)		14,367,312

U.S. Treasury Bill 1.7%

	Principal Amount	Market Value

U.S. Treasury Bill, 0.00%, 08/23/12	$18,000,000	$17,998,830

Total U.S. Treasury Bill (cost $17,997,761)		17,998,830

U.S. Treasury Bonds 9.1%
U.S. Treasury Bonds
6.88%, 08/15/25	20,560,000	32,115,357
4.50%, 02/15/36	7,970,000	10,704,706
U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/17	17,415,000	22,930,399
1.13%, 01/15/21	18,165,000	21,986,761
2.00%, 01/15/26	7,315,000	10,821,829

Total U.S. Treasury Bonds (cost $94,655,525)		98,559,052

U.S. Treasury Notes 11.7%
U.S. Treasury Notes
0.38%, 09/30/12	15,000,000	15,008,790
1.13%, 12/15/12	20,000,000	20,085,160
0.63%, 02/28/13	50,000,000	50,144,550
2.38%, 10/31/14	20,000	20,931
3.63%, 08/15/19	35,040,000	41,098,101

Total U.S. Treasury Notes (cost $126,022,305)		126,357,532

Mutual Fund 11.3%

	Shares	Market Value

Money Market Fund 11.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (d)	122,396,156	$122,396,156

Total Mutual Fund (cost $122,396,156)		122,396,156

Total Investments (cost $1,228,593,358) (e) — 116.6%		1,258,438,410

Liabilities in excess of other assets — (16.6)%		(178,899,531)

NET ASSETS — 100.0%		$1,079,538,879

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

24	Semiannual Report 2012

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $62,287,555 which represents 5.77% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2012.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

Reg. S	Regulation S

REIT	Real Estate Investment Trust

SA	Stock Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(24)	U.S. Treasury 10 Year Note	09/19/12	$3,201,000	$(14,346)
(418)	U.S. Treasury 5 Year Note	09/28/12	51,818,938	(76,817)

			$55,019,938	$(91,163)

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	25

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,228,593,358)	$1,258,438,410
Cash	5,103
Interest and dividends receivable	7,008,503
Receivable for investments sold	25,440,327
Receivable for capital shares issued	964,781
Reclaims receivable	224
Receivable for variation margin on futures contracts	512,462
Prepaid expenses	11,796

Total Assets	1,292,381,606

Liabilities:
Payable for investments purchased	211,816,880
Payable for capital shares redeemed	537,227
Accrued expenses and other payables:
Investment advisory fees	394,744
Fund administration fees	26,288
Distribution fees	12,673
Administrative servicing fees	7,260
Accounting and transfer agent fees	7,894
Trustee fees	404
Custodian fees	4,692
Compliance program costs (Note 3)	1,081
Professional fees	19,836
Printing fees	7,623
Recoupment fees	6,125

Total Liabilities	212,842,727

Net Assets	$1,079,538,879

Represented by:
Capital	$999,683,547
Accumulated undistributed net investment income	14,210,642
Accumulated net realized gains from investment and futures transactions	35,890,801
Net unrealized appreciation/(depreciation) from investments	29,845,052
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(91,163)

Net Assets	$1,079,538,879

Net Assets:
Class I Shares	$1,667,506
Class II Shares	62,266,850
Class Y Shares	1,015,604,523

Total	$1,079,538,879

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	140,201
Class II Shares	5,249,224
Class Y Shares	85,216,058

Total	90,605,483

26	Semiannual Report 2012

NVIT Core Plus Bond Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.89
Class II Shares	$11.86
Class Y Shares	$11.92

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	27

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$14,973,465
Dividend income	213,810
Foreign tax withholding	(104)

Total Income	15,187,171

EXPENSES:
Investment advisory fees	2,276,230
Fund administration fees	161,971
Distribution fees Class II Shares	70,534
Administrative servicing fees Class I Shares	1,133
Administrative servicing fees Class II Shares	42,321
Professional fees	30,540
Printing fees	8,076
Trustee fees	23,761
Custodian fees	17,979
Accounting and transfer agent fees	28,800
Compliance program costs (Note 3)	1,822
Recoupment fees (Note 3)	6,125
Other	13,859

Total expenses before earnings credit	2,683,151

Earnings credit (Note 4)	(769)

Net Expenses	2,682,382

NET INVESTMENT INCOME	12,504,789

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	16,842,037
Net realized losses from futures transactions (Note 2)	(691,673)

Net realized gains from investment and futures transactions	16,150,364

Net change in unrealized appreciation/(depreciation) from investments	6,775,998
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	182,947

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	6,958,945

Net realized/unrealized gains from investments and futures transactions	23,109,309

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,614,098

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$12,504,789	$21,217,757
Net realized gains from investment and futures transactions	16,150,364	22,489,294
Net change in unrealized appreciation from investments and futures contracts	6,958,945	6,643,400

Change in net assets resulting from operations	35,614,098	50,350,451

Distributions to Shareholders From:
Net investment income:
Class I	–	(22,858)
Class II	–	(1,027,766)
Class Y	–	(21,194,074)

Net realized gains:
Class I	–	(796)
Class II	–	(44,566)
Class Y	–	(743,395)

Change in net assets from shareholder distributions	–	(23,033,455)

Change in net assets from capital transactions	89,094,324	280,398,857

Change in net assets	124,708,422	307,715,853

Net Assets:
Beginning of period	954,830,457	647,114,604

End of period	$1,079,538,879	$954,830,457

Accumulated undistributed net investment income at end of period	$14,210,642	$1,705,853

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,285,413	$786,796
Dividends reinvested	–	23,654
Cost of shares redeemed	(777,560)	(359,703)

Total Class I	507,853	450,747

Class II Shares
Proceeds from shares issued	14,335,738	30,993,866
Dividends reinvested	–	1,072,332
Cost of shares redeemed	(3,758,095)	(14,779,125)

Total Class II	10,577,643	17,287,073

Class Y Shares
Proceeds from shares issued	108,426,191	296,142,812
Dividends reinvested	–	21,937,469
Cost of shares redeemed	(30,417,363)	(55,419,244)

Total Class Y	78,008,828	262,661,037

Change in net assets from capital transactions	$89,094,324	$280,398,857

2012 Semiannual Report	29

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	110,043	69,661
Reinvested	–	2,090
Redeemed	(66,128)	(31,687)

Total Class I Shares	43,915	40,064

Class II Shares
Issued	1,226,798	2,738,337
Reinvested	–	94,921
Redeemed	(320,052)	(1,306,813)

Total Class II Shares	906,746	1,526,445

Class Y Shares
Issued	9,224,152	26,130,333
Reinvested	–	1,936,935
Redeemed	(2,586,263)	(4,859,537)

Total Class Y Shares	6,637,889	23,207,731

Total change in shares	7,588,550	24,774,240

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.49	0.14	0.26	0.40	–	–	–	$11.89	3.48%	$1,667,506	0.66%	2.35%	0.66%	167.09%
Year Ended December 31, 2011(e)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%	$1,106,265	0.66%	2.53%	0.66%	368.09%
Year Ended December 31, 2010(e)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%	$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%	$434,166	0.70%	4.34%	0.71%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13)%	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.47	0.12	0.27	0.39	–	–	–	$11.86	3.40%	$62,266,850	0.91%	2.09%	0.91%	167.09%
Year Ended December 31, 2011(e)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%	$49,816,557	0.91%	2.28%	0.91%	368.09%
Year Ended December 31, 2010(e)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%	$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009(e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%	$18,326,170	0.95%	3.84%	0.95%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31)%	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.50	0.15	0.27	0.42	–	–	–	$11.92	3.65%	$1,015,604,523	0.51%	2.49%	0.51%	167.09%
Year Ended December 31, 2011(e)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%	$903,907,635	0.51%	2.69%	0.51%	368.09%
Year Ended December 31, 2010(e)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%	$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%	$274,007,824	0.55%	4.35%	0.56%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09)%	$77,658,691	0.55%	4.66%	0.66%	105.57%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	31

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

32	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

2012 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$34,415,437	$—	$34,415,437
Commercial Mortgage Backed Securities	—	134,890,980	—	134,890,980
Corporate Bonds	—	305,281,214	—	305,281,214
Mutual Funds	122,396,156	—	—	122,396,156
Sovereign Bonds	—	14,014,056	—	14,014,056
U.S. Government Mortgage Backed Agencies	—	390,157,841	—	390,157,841
U.S. Government Sponsored & Agency Obligations	—	14,367,312	—	14,367,312
U.S. Treasury Bills	—	17,998,830	—	17,998,830
U.S. Treasury Bonds	—	98,559,052	—	98,559,052
U.S. Treasury Notes	—	126,357,532	—	126,357,532
Total Assets	122,396,156	1,136,042,254	—	1,258,438,410
Liabilities:
Futures Contracts	(91,163)	—	—	(91,163)
Total Liabilities	(91,163)	—	—	(91,163)
Total	$122,304,993	$1,136,042,254	$—	$1,258,347,247
*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in

34	Semiannual Report 2012

exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012

Liabilities:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(91,163)
Total		$(91,163)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(691,673)
Total	$(691,673)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$182,947
Total	$182,947

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2012 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charges to that specific class.

36	Semiannual Report 2012

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.45%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$9,652	$—	$—	$—	$9,652

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $6,125.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

2012 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,822.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $43,454 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

38	Semiannual Report 2012

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $1,851,244,050 and sales of $1,663,646,436 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $344,682,323 and sales of $265,778,343 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,229,010,721	$31,957,118	$(2,529,429)	$29,427,689

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	39

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

40	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	41

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

42	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	43

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

44	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	45

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

46	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	47

NVIT Developing Markets Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. ,The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Developing Markets Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class II Shares	Actual		1,000.00	1,048.10	8.10	1.59
	Hypothetical	[b]	1,000.00	1,016.96	7.97	1.59

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Developing Markets Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.1%
Preferred Stocks	1.5%
Mutual Fund	1.4%
Liabilities in excess of other assets††	0.0%

100.0%

Top Industries †††
Commercial Banks	16.2%
Oil, Gas & Consumable Fuels	12.4%
Semiconductors & Semiconductor Equipment	8.5%
Wireless Telecommunication Services	8.5%
Metals & Mining	5.0%
Construction & Engineering	4.7%
Automobiles	3.7%
Beverages	3.4%
Chemicals	2.9%
Diversified Financial Services	2.8%
Other Industries	31.9%

100.0%

Top Holdings †††
Samsung Electronics Co., Ltd.	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
LUKOIL OAO	2.7%
Hon Hai Precision Industry Co., Ltd.	2.4%
China Mobile Ltd.	2.3%
Hyundai Motor Co.	2.2%
Vale SA—Preference Shares	1.9%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Gazprom OAO	1.8%
Fomento Economico Mexicano SAB de CV	1.7%
Other Holdings	74.6%

100.0%

Top Countries †††
South Korea	14.9%
Brazil	14.3%
China	11.3%
South Africa	10.7%
Taiwan	9.0%
Russia	8.3%
Mexico	6.3%
Hong Kong	6.0%
Thailand	5.6%
India	3.3%
Other Countries	10.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 97.1%

	Shares	Market Value

BRAZIL 12.8%
Aerospace & Defense 1.0%
Embraer SA, ADR	35,510	$942,081

Beverages 1.7%
Cia de Bebidas das Americas — Preference Shares, ADR	42,250	1,619,443

Electric Utilities 1.4%
Companhia Paranaense de Energia- Copel — Preference Shares, ADR	60,210	1,305,353

Health Care Providers & Services 1.0%
Fleury SA	72,700	923,002

Household Durables 0.5%
Rossi Residencial SA	196,200	481,586

Information Technology Services 1.2%
Cielo SA	38,080	1,113,866

Metals & Mining 2.7%
Vale SA, ADR	39,640	786,854
Vale SA — Preference Shares, ADR	92,030	1,795,505

		2,582,359

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA — Preference Shares, ADR	39,830	722,516

Transportation Infrastructure 1.0%
Obrascon Huarte Lain Brasil SA	106,300	936,774

Water Utilities 0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG	19,400	420,647

Wireless Telecommunication Services 1.1%
Tim Participacoes SA, ADR	39,768	1,092,029

		12,139,656

CHILE 2.9%
Electric Utilities 0.6%
Enersis SA, ADR	31,790	594,473

Food & Staples Retailing 0.8%
Cencosud SA	148,160	815,435

Wireless Telecommunication Services 1.5%
Empresa Nacional de Telecomunicaciones SA	73,120	1,387,199

		2,797,107

CHINA 11.3%
Automobiles 1.5%
Great Wall Motor Co., Ltd., H Shares	716,000	1,443,562

Chemicals 0.5%
China BlueChemical Ltd., H Shares	764,000	436,966

Commercial Banks 1.8%
China Construction Bank Corp., H Shares	2,407,000	1,662,935

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Computers & Peripherals 0.7%
Lenovo Group Ltd.	756,000	$645,118

Construction & Engineering 2.6%
China Communications Construction Co., Ltd., H Shares	1,641,000	1,456,679

China Railway Construction Corp., Ltd., H Shares	1,173,000	983,447

		2,440,126

Internet Software & Services 0.9%
Baidu, Inc., ADR*	7,800	896,844

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	62,080	876,570

Oil, Gas & Consumable Fuels 2.4%
China Petroleum & Chemical Corp., H Shares	1,858,000	1,660,545
CNOOC Ltd.	330,000	665,319

		2,325,864

		10,727,985

HONG KONG 6.0%
Chemicals 0.8%
Yingde Gases	859,575	786,709

Food Products 1.4%
China Agri-Industries Holdings Ltd.	2,411,000	1,329,924

Media 1.0%
Focus Media Holding Ltd., ADR	38,480	903,510

Water Utilities 0.5%
Guangdong Investment Ltd.	694,000	502,390

Wireless Telecommunication Services 2.3%
China Mobile Ltd.	196,000	2,151,588

		5,674,121

INDIA 3.3%
Auto Components 0.5%
Apollo Tyres Ltd.	316,570	451,177

Commercial Banks 0.5%
ICICI Bank Ltd.	30,360	493,143

Information Technology Services 0.9%
Hexaware Technologies Ltd.	359,752	830,967

Metals & Mining 0.8%
Sterlite Industries (India) Ltd.	386,640	722,329

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	119,670	613,950

		3,111,566

MALAYSIA 2.5%
Diversified Financial Services 1.5%
AMMB Holdings Bhd	692,700	1,379,107

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

MALAYSIA (continued)
Hotels, Restaurants & Leisure 1.0%
Genting Bhd	327,600	$978,301

		2,357,408

MEXICO 6.3%
Beverages 1.7%
Fomento Economico Mexicano SAB de CV, ADR	18,650	1,664,513

Commercial Banks 1.9%
Grupo Financiero Banorte SAB de CV, Class O	343,200	1,773,669

Industrial Conglomerates 1.0%
Alfa SAB de CV, Class A	60,100	960,540

Pharmaceuticals 0.9%
Genomma Lab Internacional SAB de CV, Class B*	424,000	837,530

Wireless Telecommunication Services 0.8%
America Movil SAB de CV Series L, ADR	27,740	722,904

		5,959,156

PERU 1.5%
Commercial Banks 1.5%
Credicorp Ltd.	11,420	1,437,664

PHILIPPINES 0.4%
Commercial Banks 0.4%
Metropolitan Bank & Trust Co.	172,710	381,191

RUSSIA 8.3%
Commercial Banks 1.4%
Sberbank of Russia, ADR	123,580	1,337,136

Oil, Gas & Consumable Fuels 5.7%
Gazprom OAO, ADR	178,050	1,691,475
LUKOIL OAO, ADR	45,500	2,551,640
Surgutneftegas OJSC, ADR	132,850	1,106,020

		5,349,135

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC, ADR	68,000	1,169,600

		7,855,871

SOUTH AFRICA 10.7%
Commercial Banks 1.5%
Nedbank Group Ltd.	67,520	1,440,070

Distributors 0.7%
Imperial Holdings Ltd.	29,770	628,388

Diversified Financial Services 1.3%
FirstRand Ltd.	385,310	1,247,190

Food Products 0.9%
Tiger Brands Ltd.	28,560	857,890

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Metals & Mining 0.8%
AngloGold Ashanti Ltd.	22,930	$783,152

Oil, Gas & Consumable Fuels 1.9%
Exxaro Resources Ltd.	35,240	822,909
Sasol Ltd.	24,210	1,021,234

		1,844,143

Real Estate Management & Development 1.6%
Growthpoint Properties Ltd.	520,890	1,466,591

Trading Companies & Distributors 0.5%
Barloworld Ltd.	51,820	513,741

Wireless Telecommunication Services 1.5%
MTN Group Ltd.	79,710	1,380,316

		10,161,481

SOUTH KOREA 14.9%
Automobiles 2.2%
Hyundai Motor Co.	10,233	2,100,777

Chemicals 0.4%
Kukdo Chemical Co., Ltd.	8,540	338,766

Commercial Banks 2.9%
BS Financial Group, Inc.	85,910	960,461
DGB Financial Group, Inc.	64,040	783,082
Hana Financial Group, Inc.	30,980	990,374

		2,733,917

Construction & Engineering 1.2%
Daelim Industrial Co., Ltd.	13,748	1,098,895

Electronic Equipment, Instruments & Components 0.3%
LG Display Co., Ltd.*	16,670	314,720

Insurance 0.8%
Dongbu Insurance Co., Ltd.	19,540	721,400

Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd.	4,584	4,854,398

Textiles, Apparel & Luxury Goods 1.0%
Youngone Corp.	35,990	996,145

Tobacco 1.0%
KT&G Corp.	13,658	968,289

		14,127,307

TAIWAN 9.0%
Commercial Banks 0.8%
Taishin Financial Holding Co., Ltd.	1,965,000	760,277

Computers & Peripherals 0.9%
Pegatron Corp.	636,000	839,086

Construction & Engineering 0.9%
CTCI Corp.	464,000	868,748

Construction Materials 0.6%
Asia Cement Corp.	419,000	530,396

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Electronic Equipment, Instruments & Components 2.4%
Hon Hai Precision Industry Co., Ltd.	755,000	$2,282,778

Semiconductors & Semiconductor Equipment 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR*	232,770	3,249,469

		8,530,754

THAILAND 5.6%
Chemicals 1.2%
PTT Global Chemical PCL	648,019	1,142,077

Commercial Banks 2.0%
Bangkok Bank PCL REG	177,000	1,163,940
Krung Thai Bank PCL	1,425,500	729,306

		1,893,246

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	107,300	1,099,149

Real Estate Management & Development 0.8%
Asian Property Development PCL	3,258,000	759,106

Transportation Infrastructure 0.5%
Airports of Thailand PCL	256,200	485,718

		5,379,296

TURKEY 1.6%
Commercial Banks 0.7%
Turkiye Garanti Bankasi AS	176,510	694,833

Diversified Telecommunication Services 0.9%
Turk Telekomunikasyon AS	213,290	872,869

		1,567,702

Total Common Stocks (cost $90,478,714)		92,208,265

Preferred Stocks 1.5%
BRAZIL 1.5%
Commercial Banks 0.8%
Banco do Estado do Rio Grande do Sul SA — Preference Shares	105,500	745,880

Metals & Mining 0.7%
Bradespar SA — Preference Shares	44,500	727,598

Total Preferred Stocks (cost $1,875,625)		1,473,478

Mutual Fund 1.4%

	Shares	Market Value

Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	1,322,838	$1,322,838

Total Mutual Fund (cost $1,322,838)		1,322,838

Total Investments (cost $93,677,177) (b) — 100.0%		95,004,581

Liabilities in excess of other assets — 0.0%†		(93,817)

NET ASSETS — 100.0%		$94,910,764

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $93,677,177)	$95,004,581
Foreign currencies, at value (cost $103,323)	103,642
Dividends receivable	673,745
Receivable for investments sold	3,617,450
Receivable for capital shares issued	43,494
Prepaid expenses	2,454

Total Assets	99,445,366

Liabilities:
Payable for investments purchased	4,149,487
Payable for capital shares redeemed	11,945
Cash overdraft (Note 2)	32,805
Payable for capital gain country tax	48,243
Accrued expenses and other payables:
Investment advisory fees	68,356
Fund administration fees	8,145
Distribution fees	19,060
Administrative servicing fees	164,717
Accounting and transfer agent fees	677
Trustee fees	327
Custodian fees	1,919
Compliance program costs (Note 3)	124
Professional fees	2,972
Printing fees	25,825

Total Liabilities	4,534,602

Net Assets	$94,910,764

Represented by:
Capital	$143,799,960
Accumulated undistributed net investment income	896,953
Accumulated net realized losses from investment and foreign currency transactions	(51,089,462)
Net unrealized appreciation/(depreciation) from investments†	1,279,161
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	24,152

Net Assets	$94,910,764

Net Assets:
Class II Shares	$94,910,764

Total	$94,910,764

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	16,769,224

Total	16,769,224

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$5.66

†	Net of $48,243 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$1,881,072
Other income	30
Foreign tax withholding	(106,152)

Total Income	1,774,950

EXPENSES:
Investment advisory fees	525,799
Fund administration fees	51,000
Distribution fees Class II Shares	138,368
Administrative servicing fees Class II Shares	138,368
Professional fees	25,775
Printing fees	14,439
Trustee fees	2,169
Custodian fees	3,103
Accounting and transfer agent fees	3,396
Compliance program costs (Note 3)	203
Other	3,919

Total expenses before earnings credit and fees waived	906,539

Earnings credit (Note 4)	(2)
Investment advisory fees waived (Note 3)	(28,540)

Net Expenses	877,997

NET INVESTMENT INCOME	896,953

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(368,416)
Net realized losses from foreign currency transactions (Note 2)	(59,514)

Net realized losses from investment and foreign currency transactions	(427,930)

Net change in unrealized appreciation/(depreciation) from investments††	4,569,061
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	26,013

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,595,074

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	4,167,144

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,064,097

†	Net of capital gain country taxes of $6,490.

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $46,677.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$896,953	$1,160,265
Net realized losses from investment and foreign currency transactions	(427,930)	(9,892,709)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,595,074	(28,514,477)

Change in net assets resulting from operations	5,064,097	(37,246,921)

Distributions to Shareholders From:
Net investment income:
Class II	–	(221,849)
Return of capital:
Class II	–	(195,699)

Change in net assets from shareholder distributions	–	(417,548)

Change in net assets from capital transactions	(13,999,812)	(69,649,569)

Change in net assets	(8,935,715)	(107,314,038)

Net Assets:
Beginning of period	103,846,479	211,160,517

End of period	$94,910,764	$103,846,479

Accumulated undistributed net investment income at end of period	$896,953	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$10,194,535	$30,823,940
Dividends reinvested	–	417,548
Cost of shares redeemed	(24,194,347)	(100,891,057)

Total Class II	(13,999,812)	(69,649,569)

Change in net assets from capital transactions	$(13,999,812)	$(69,649,569)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,676,616	4,831,823
Reinvested	–	67,175
Redeemed	(4,129,197)	(15,946,636)

Total Class II Shares	(2,452,581)	(11,047,638)

Total change in shares	(2,452,581)	(11,047,638)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations					Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$5.40	0.05	0.21	0.26	–	–	–	–	$5.66	4.81%	$94,910,764	1.59%	1.62%	1.64%	39.25%
Year Ended December 31, 2011(d)	$6.98	0.05	(1.61)	(1.56)	(0.01)	–	(0.01)	(0.02)	$5.40	(22.40)%	$103,846,479	1.61%	0.76%	1.62%	118.92%
Year Ended December 31, 2010(d)	$6.01	0.02	0.95	0.97	–	–	–	–	$6.98	16.14%	$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009(d)	$3.75	0.03	2.29	2.32	(0.04)	–	(0.02)	(0.06)	$6.01	62.23%	$229,825,283	1.53%	0.58%	1.56%	124.25%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	–	(6.85)	$3.75	(57.86)%	$109,116,091	1.62%	0.89%	1.85%	67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	–	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%	98.49%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$942,081	$—	$—	$942,081
Auto Components	—	451,177	—	451,177
Automobiles	—	3,544,339	—	3,544,339
Beverages	3,283,956	—	—	3,283,956
Chemicals	—	2,704,518	—	2,704,518
Commercial Banks	4,548,469	10,059,612	—	14,608,081
Computers & Peripherals	—	1,484,204	—	1,484,204
Construction & Engineering	—	4,407,769	—	4,407,769
Construction Materials	—	530,396	—	530,396
Distributors	—	628,388	—	628,388
Diversified Financial Services	—	2,626,297	—	2,626,297
Diversified Telecommunication Services	—	872,869	—	872,869
Electric Utilities	1,899,826	—	—	1,899,826
Electronic Equipment, Instruments & Components	—	2,597,498	—	2,597,498
Food & Staples Retailing	815,435	—	—	815,435
Food Products	—	2,187,814	—	2,187,814
Health Care Providers & Services	923,002	—	—	923,002
Hotels, Restaurants & Leisure	—	978,301	—	978,301
Household Durables	481,586	—	—	481,586
Industrial Conglomerates	960,540	—	—	960,540
Information Technology Services	1,113,866	830,967	—	1,944,833
Insurance	—	721,400	—	721,400
Internet Software & Services	896,844	—	—	896,844
Life Sciences Tools & Services	876,570	—	—	876,570
Media	903,510	—	—	903,510
Metals & Mining	2,582,359	1,505,481	—	4,087,840
Oil, Gas & Consumable Fuels	4,965,631	6,989,126	—	11,954,757
Pharmaceuticals	837,530	—	—	837,530
Real Estate Management & Development	—	2,225,697	—	2,225,697
Semiconductors & Semiconductor Equipment	3,249,469	4,854,398	—	8,103,867
Textiles, Apparel & Luxury Goods	—	996,145	—	996,145
Tobacco	—	968,289	—	968,289
Trading Companies & Distributors	—	513,741	—	513,741
Transportation Infrastructure	936,774	485,718	—	1,422,492
Water Utilities	420,647	502,390	—	923,037
Wireless Telecommunication Services	4,371,732	3,531,904	—	7,903,636
Total Common Stocks	$35,009,827	$57,198,438	$—	$92,208,265
Mutual Fund	$1,322,838	$—	$—	$1,322,838
Preferred Stocks*	1,473,478	—	—	1,473,478
Total	$37,806,143	$57,198,438	$—	$95,004,581

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $72,943 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

18	Semiannual Report 2012

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, were:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$50,322	$—	$—	$—	$50,322

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $28,540, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $203.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

20	Semiannual Report 2012

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2012, NFS received $138,368 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $42,688,627 and sales of $56,578,098 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$94,901,580	$7,602,617	$(7,499,616)	$103,001

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

24	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	25

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.
Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2012

NVIT Emerging Markets Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering
-0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Emerging Markets Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual	1,000.00	1,050.20	6.02	1.18
	Hypothetical[b]	1,000.00	1,019.00	5.92	1.18
Class II Shares	Actual	1,000.00	1,049.80	7.29	1.43
	Hypothetical[b]	1,000.00	1,017.75	7.17	1.43
Class III Shares	Actual	1,000.00	1,051.30	6.02	1.18
	Hypothetical[b]	1,000.00	1,019.00	5.92	1.18
Class VI Shares	Actual	1,000.00	1,049.50	7.29	1.43
	Hypothetical[b]	1,000.00	1,017.75	7.17	1.43

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Emerging Markets Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.7%
Preferred Stocks	1.5%
Mutual Fund	0.8%
Other assets in excess of liabilities††	0.0%

100.0%

Top Industries †††
Commercial Banks	16.0%
Oil, Gas & Consumable Fuels	12.8%
Semiconductors & Semiconductor Equipment	8.7%
Wireless Telecommunication Services	8.3%
Metals & Mining	5.1%
Construction & Engineering	4.4%
Automobiles	3.7%
Beverages	3.5%
Diversified Financial Services	2.9%
Chemicals	2.7%
Other Industries	31.9%

100.0%

Top Holdings †††
Samsung Electronics Co., Ltd.	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
LUKOIL OAO	2.8%
Hon Hai Precision Industry Co., Ltd.	2.3%
China Mobile Ltd.	2.3%
Hyundai Motor Co.	2.2%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Vale SA—Preference Shares	1.9%
Gazprom OAO	1.8%
Fomento Economico Mexicano SAB de CV	1.8%
Other Holdings	74.3%

100.0%

Top Countries †††
South Korea	14.7%
Brazil	14.4%
China	11.2%
South Africa	10.9%
Taiwan	9.0%
Russia	8.6%
Mexico	6.3%
Hong Kong	6.0%
Thailand	5.6%
India	3.3%
Other Countries	10.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.7%

	Shares	Market Value

BRAZIL 12.9%
Aerospace & Defense 1.0%
Embraer SA, ADR	57,600	$1,528,128

Beverages 1.7%
Cia de Bebidas das Americas — Preference Shares, ADR	66,260	2,539,746

Electric Utilities 1.6%
Companhia Paranaense de Energia-Copel — Preference Shares, ADR	109,090	2,365,071

Health Care Providers & Services 1.0%
Fleury SA	112,600	1,429,574

Household Durables 0.5%
Rossi Residencial SA	296,300	727,288

Information Technology Services 1.2%
Cielo SA	64,120	1,875,554

Metals & Mining 2.6%
Vale SA, ADR	61,900	1,228,715
Vale SA — Preference Shares, ADR	141,370	2,758,129

		3,986,844

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA — Preference Shares, ADR	62,140	1,127,220

Transportation Infrastructure 1.0%
Obrascon Huarte Lain Brasil SA	168,600	1,485,795

Water Utilities 0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG	27,400	594,110

Wireless Telecommunication Services 1.2%
Tim Participacoes SA, ADR	63,569	1,745,605

		19,404,935

CHILE 3.1%
Electric Utilities 0.8%
Enersis SA, ADR	66,190	1,237,753

Food & Staples Retailing 0.9%
Cencosud SA	232,380	1,278,960

Wireless Telecommunication Services 1.4%
Empresa Nacional de Telecomunicaciones SA	114,260	2,167,688

		4,684,401

CHINA 11.2%
Automobiles 1.5%
Great Wall Motor Co., Ltd., H Shares	1,117,500	2,253,045

Chemicals 0.4%
China BlueChemical Ltd., H Shares	1,146,000	655,449

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Commercial Banks 1.7%
China Construction Bank Corp., H Shares	3,747,000	$2,588,707

Computers & Peripherals 0.7%
Lenovo Group Ltd.	1,160,000	989,864

Construction & Engineering 2.5%
China Communications Construction Co., Ltd., H Shares	2,450,000	2,174,809
China Railway Construction Corp., Ltd., H Shares	1,853,000	1,553,562

		3,728,371

Internet Software & Services 1.0%
Baidu, Inc., ADR*	12,800	1,471,744

Life Sciences Tools & Services 1.0%
WuXi PharmaTech (Cayman), Inc., ADR*	102,240	1,443,629

Oil, Gas & Consumable Fuels 2.4%
China Petroleum & Chemical Corp., H Shares	2,852,000	2,548,910
CNOOC Ltd.	537,000	1,082,656

		3,631,566

		16,762,375

HONG KONG 6.0%
Chemicals 0.8%
Yingde Gases	1,341,425	1,227,713

Food Products 1.4%
China Agri-Industries Holdings Ltd.	3,764,000	2,076,247

Media 0.9%
Focus Media Holding Ltd., ADR	60,370	1,417,488

Water Utilities 0.6%
Guangdong Investment Ltd.	1,132,000	819,460

Wireless Telecommunication Services 2.3%
China Mobile Ltd.	315,000	3,457,910

		8,998,818

INDIA 3.3%
Auto Components 0.5%
Apollo Tyres Ltd.	495,140	705,676

Commercial Banks 0.5%
ICICI Bank Ltd.	48,100	781,297

Information Technology Services 0.9%
Hexaware Technologies Ltd.	576,555	1,331,747

Metals & Mining 0.7%
Sterlite Industries (India) Ltd.	608,760	1,137,298

Oil, Gas & Consumable Fuels 0.7%
Oil & Natural Gas Corp., Ltd.	196,810	1,009,706

		4,965,724

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

MALAYSIA 2.6%
Diversified Financial Services 1.6%
AMMB Holdings Bhd	1,177,700	$2,344,702

Hotels, Restaurants & Leisure 1.0%
Genting Bhd	520,800	1,555,247

		3,899,949

MEXICO 6.3%
Beverages 1.8%
Fomento Economico Mexicano SAB de CV, ADR	30,080	2,684,640

Commercial Banks 1.9%
Grupo Financiero Banorte SAB de CV, Class O	549,000	2,837,250

Industrial Conglomerates 1.0%
Alfa SAB de CV, Class A	93,700	1,497,548

Pharmaceuticals 0.9%
Genomma Lab Internacional SAB de CV, Class B*	667,400	1,318,320

Wireless Telecommunication Services 0.7%
America Movil SAB de CV Series L, ADR	43,690	1,138,561

		9,476,319

PERU 1.5%
Commercial Banks 1.5%
Credicorp Ltd.	17,690	2,226,994

PHILIPPINES 0.4%
Commercial Banks 0.4%
Metropolitan Bank & Trust Co.	274,200	605,191

RUSSIA 8.6%
Commercial Banks 1.4%
Sberbank of Russia, ADR	197,600	2,138,032

Metals & Mining 0.2%
MMC Norilsk Nickel OJSC, ADR	16,880	280,546

Oil, Gas & Consumable Fuels 5.8%
Gazprom OAO, ADR	288,990	2,745,405
LUKOIL OAO, ADR	74,650	4,186,372
Surgutneftegas OJSC, ADR	207,730	1,729,421

		8,661,198

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC, ADR	109,180	1,877,896

		12,957,672

SOUTH AFRICA 10.9%
Commercial Banks 1.5%
Nedbank Group Ltd.	107,330	2,289,139

Distributors 0.7%
Imperial Holdings Ltd.	46,930	990,602

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Diversified Financial Services 1.3%
FirstRand Ltd.	615,980	$1,993,833

Food Products 0.9%
Tiger Brands Ltd.	44,890	1,348,414

Metals & Mining 0.8%
AngloGold Ashanti Ltd.	35,820	1,223,398

Oil, Gas & Consumable Fuels 2.1%
Exxaro Resources Ltd.	68,870	1,608,221
Sasol Ltd.	36,770	1,551,044

		3,159,265

Real Estate Management & Development 1.5%
Growthpoint Properties Ltd.	802,420	2,259,253

Trading Companies & Distributors 0.6%
Barloworld Ltd.	81,750	810,466

Wireless Telecommunication Services 1.5%
MTN Group Ltd.	131,920	2,284,422

		16,358,792

SOUTH KOREA 14.7%
Automobiles 2.2%
Hyundai Motor Co.	16,094	3,304,008

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	11,670	462,927

Commercial Banks 2.8%
BS Financial Group, Inc.	128,180	1,433,033
DGB Financial Group, Inc.	101,060	1,235,763
Hana Financial Group, Inc.	50,250	1,606,401

		4,275,197

Construction & Engineering 1.1%
Daelim Industrial Co., Ltd.	21,117	1,687,908

Electronic Equipment, Instruments & Components 0.3%
LG Display Co., Ltd.*	23,660	446,687

Insurance 0.8%
Dongbu Insurance Co., Ltd.	31,110	1,148,554

Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd.	7,302	7,732,726

Textiles, Apparel & Luxury Goods 1.1%
Youngone Corp.	57,010	1,577,945

Tobacco 1.0%
KT&G Corp.	21,248	1,506,385

		22,142,337

TAIWAN 9.0%
Commercial Banks 0.8%
Taishin Financial Holding Co., Ltd.	3,215,000	1,243,914

Computers & Peripherals 0.9%
Pegatron Corp.	1,051,000	1,386,602

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Construction & Engineering 0.8%
CTCI Corp.	666,000	$1,246,953

Construction Materials 0.6%
Asia Cement Corp.	681,000	862,051

Electronic Equipment, Instruments & Components 2.3%
Hon Hai Precision Industry Co., Ltd.	1,154,000	3,489,174

Semiconductors & Semiconductor Equipment 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR*	381,130	5,320,575

		13,549,269

THAILAND 5.6%
Chemicals 1.2%
PTT Global Chemical PCL	1,041,836	1,836,145

Commercial Banks 2.0%
Bangkok Bank PCL REG	276,500	1,818,246
Krung Thai Bank PCL	2,261,800	1,157,169

		2,975,415

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	165,600	1,696,356

Real Estate Management & Development 0.8%
Asian Property Development PCL	5,086,800	1,185,212

Transportation Infrastructure 0.5%
Airports of Thailand PCL	406,500	770,665

		8,463,793

TURKEY 1.6%
Commercial Banks 0.7%
Turkiye Garanti Bankasi AS	280,190	1,102,970

Diversified Telecommunication Services 0.9%
Turk Telekomunikasyon AS	322,340	1,319,146

		2,422,116

Total Common Stocks (cost $143,409,615)		146,918,685

Preferred Stocks 1.5%
BRAZIL 1.5%
Commercial Banks 0.8%
Banco do Estado do Rio Grande do Sul SA — Preference Shares	170,300	1,204,013

Metals & Mining 0.7%
Bradespar SA — Preference Shares	67,600	1,105,295

Total Preferred Stocks (cost $2,903,986)		2,309,308

Mutual Fund 0.8%

	Shares	Market Value

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	1,189,897	$1,189,897

Total Mutual Fund (cost $1,189,897)		1,189,897

Total Investments (cost $147,503,498) (b) — 100.0%		150,417,890

Other assets in excess of liabilities — 0.0%†		53,821

NET ASSETS — 100.0%		$150,471,711

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

SA	Stock Company

SAB	de CV Public Traded Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $147,503,498)	$150,417,890
Foreign currencies, at value (cost $158,628)	158,904
Dividends receivable	1,071,974
Receivable for investments sold	5,743,223
Receivable for capital shares issued	13,187
Reclaims receivable	5,878
Prepaid expenses	3,282

Total Assets	157,414,338

Liabilities:
Payable for investments purchased	6,581,757
Payable for capital shares redeemed	51,138
Cash overdraft (Note 2)	50,689
Payable for capital gain country tax	76,445
Accrued expenses and other payables:
Investment advisory fees	109,989
Fund administration fees	9,687
Distribution fees	10,777
Administrative servicing fees	28,254
Accounting and transfer agent fees	694
Trustee fees	270
Deferred capital gain country tax	1,516
Custodian fees	3,304
Compliance program costs (Note 3)	111
Professional fees	3,377
Printing fees	14,619

Total Liabilities	6,942,627

Net Assets	$150,471,711

Represented by:
Capital	$175,433,967
Accumulated undistributed net investment income	1,636,173
Accumulated net realized losses from investment and foreign currency transactions	(29,471,483)
Net unrealized appreciation/(depreciation) from investments†	2,837,947
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	35,107

Net Assets	$150,471,711

Net Assets:
Class I Shares	$19,310,343
Class II Shares	1,469,244
Class III Shares	77,346,632
Class VI Shares	52,345,492

Total	$150,471,711

†	Net of $76,445 of deferred capital gain country tax.

2012 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Emerging Markets Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,810,416
Class II Shares	139,546
Class III Shares	7,264,396
Class VI Shares	4,937,588

Total	14,151,946

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.67
Class II Shares	$10.53
Class III Shares	$10.65
Class VI Shares	$10.60

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$2,856,181
Other income	43
Foreign tax withholding	(163,554)

Total Income	2,692,670

EXPENSES:
Investment advisory fees	791,027
Fund administration fees	60,154
Distribution fees Class II Shares	2,162
Distribution fees Class VI Shares	68,263
Administrative servicing fees Class I Shares	16,165
Administrative servicing fees Class II Shares	1,297
Administrative servicing fees Class III Shares	66,480
Administrative servicing fees Class VI Shares	40,958
Professional fees	23,102
Printing fees	13,568
Trustee fees	3,302
Custodian fees	4,481
Accounting and transfer agent fees	3,494
Compliance program costs (Note 3)	369
Other	4,647

Total expenses before earnings credit and fees waived	1,099,469

Earnings credit (Note 5)	(4)
Investment advisory fees waived (Note 3)	(42,968)

Net Expenses	1,056,497

NET INVESTMENT INCOME	1,636,173

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(2,308,086)
Net realized losses from foreign currency transactions (Note 2)	(74,365)

Net realized losses from investment and foreign currency transactions	(2,382,451)

Net change in unrealized appreciation/(depreciation) from investments††	7,798,679
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	41,617

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,840,296

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	5,457,845

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,094,018

†	Net of capital gain country taxes of $3,066.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $72,327.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,636,173	$2,138,667
Net realized losses from investment and foreign currency transactions	(2,382,451)	(13,157,876)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,840,296	(35,766,691)

Change in net assets resulting from operations	7,094,018	(46,785,900)

Distributions to Shareholders From:
Net investment income:
Class I	–	(170,814)
Class II	–	(10,011)
Class III	–	(750,993)
Class VI	–	(272,434)

Change in net assets from shareholder distributions	–	(1,204,252)

Change in net assets from capital transactions	(8,601,363)	(53,107,574)

Change in net assets	(1,507,345)	(101,097,726)

Net Assets:
Beginning of period	151,979,056	253,076,782

End of period	$150,471,711	$151,979,056

Accumulated undistributed net investment income at end of period	$1,636,173	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,491,733	$5,531,432
Dividends reinvested	–	170,814
Cost of shares redeemed	(3,833,043)	(25,223,553)

Total Class I	(1,341,310)	(19,521,307)

Class II Shares
Proceeds from shares issued	104	251
Dividends reinvested	–	10,011
Cost of shares redeemed	(330,655)	(501,446)

Total Class II	(330,551)	(491,184)

Class III Shares
Proceeds from shares issued	4,954,997	10,416,789
Dividends reinvested	–	750,993
Cost of shares redeemed	(14,931,560)	(34,989,882)

Total Class III	(9,976,563)	(23,822,100)

Class VI Shares
Proceeds from shares issued	7,749,162	7,787,939
Dividends reinvested	–	272,434
Cost of shares redeemed	(4,702,101)	(17,333,356)

Total Class VI	3,047,061	(9,272,983)

Change in net assets from capital transactions	$(8,601,363)	$(53,107,574)

14	Semiannual Report 2012

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	224,848	461,501
Reinvested	–	15,526
Redeemed	(349,885)	(1,950,208)

Total Class I Shares	(125,037)	(1,473,181)

Class II Shares
Issued	–	–
Reinvested	–	940
Redeemed	(29,711)	(42,463)

Total Class II Shares	(29,711)	(41,523)

Class III Shares
Issued	436,513	844,693
Reinvested	–	68,155
Redeemed	(1,365,674)	(2,872,757)

Total Class III Shares	(929,161)	(1,959,909)

Class VI Shares
Issued	672,430	638,640
Reinvested	–	25,393
Redeemed	(432,026)	(1,422,497)

Total Class VI Shares	240,404	(758,464)

Total change in shares	(843,505)	(4,233,077)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.16	0.11	0.40	0.51	–	–	–	–	–	$10.67	5.02%	$19,310,343	1.18%	2.05%	1.24%	32.41%
Year Ended December 31, 2011(e)	$13.19	0.13	(3.08)	(2.95)	(0.08)	–	–	(0.08)	–	$10.16	(22.37)%	$19,667,663	1.22%	1.07%	1.23%	119.54%
Year Ended December 31, 2010(e)	$11.36	0.08	1.76	1.84	(0.01)	–	–	(0.01)	–	$13.19	16.17%	$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.05	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.36	63.31%	$46,047,002	1.20%	1.13%	1.20%	121.34%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	–	(3.88)	0.01	$7.05	(57.76)%	$29,077,237	1.30%	1.27%	1.30%	63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	–	(2.37)	0.01	$22.61	45.58%	$77,698,603	1.37%	0.73%	1.37%	62.52%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.04	0.09	0.40	0.49	–	–	–	–	–	$10.53	4.98%	$1,469,244	1.43%	1.71%	1.49%	32.41%
Year Ended December 31, 2011(e)	$13.04	0.11	(3.05)	(2.94)	(0.06)	–	–	(0.06)	–	$10.04	(22.60)%	$1,699,906	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(e)	$11.25	0.05	1.74	1.79	–	–	–	–	–	$13.04	15.91%	$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009(e)	$6.98	0.08	4.29	4.37	(0.08)	–	(0.02)	(0.10)	–	$11.25	63.09%	$3,023,040	1.46%	0.91%	1.46%	121.34%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	–	(3.83)	0.01	$6.98	(57.93)%	$2,461,889	1.57%	1.01%	1.57%	63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	–	(2.32)	0.01	$22.46	45.19%	$9,720,051	1.61%	0.53%	1.61%	62.52%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.14	0.11	0.40	0.51	–	–	–	–	–	$10.65	5.13%	$77,346,632	1.18%	2.02%	1.24%	32.41%
Year Ended December 31, 2011(e)	$13.17	0.14	(3.08)	(2.94)	(0.09)	–	–	(0.09)	–	$10.14	(22.39)%	$83,114,763	1.23%	1.15%	1.24%	119.54%
Year Ended December 31, 2010(e)	$11.34	0.08	1.76	1.84	(0.01)	–	–	(0.01)	–	$13.17	16.21%	$133,741,064	1.19%	0.68%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.34	63.48%	$129,486,944	1.21%	1.10%	1.21%	121.34%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	–	(3.87)	0.01	$7.03	(57.83)%	$86,462,769	1.31%	1.26%	1.31%	63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	–	(2.37)	0.01	$22.59	45.55%	$299,039,422	1.36%	0.74%	1.36%	62.52%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.11	0.10	0.39	0.49	–	–	–	–	–	$10.60	4.95%	$52,345,492	1.43%	1.85%	1.49%	32.41%
Year Ended December 31, 2011(e)	$13.13	0.11	(3.07)	(2.96)	(0.06)	–	–	(0.06)	–	$10.11	(22.59)%	$47,496,724	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(e)	$11.33	0.05	1.75	1.80	–	–	–	–	–	$13.13	15.89%	$71,622,217	1.44%	0.43%	1.44%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.07	4.33	4.40	(0.08)	–	(0.02)	(0.10)	–	$11.33	63.09%	$62,117,225	1.45%	0.83%	1.45%	121.34%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	–	(3.86)	0.01	$7.03	(57.86)%	$37,262,897	1.43%	1.15%	1.43%	63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	–	(2.35)	0.01	$22.58	45.45%	$126,430,526	1.45%	0.62%	1.45%	62.52%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,528,128	$—	$—	$1,528,128
Auto Components	—	705,676	—	705,676
Automobiles	—	5,557,053	—	5,557,053
Beverages	5,224,386	—	—	5,224,386
Chemicals	—	4,182,234	—	4,182,234
Commercial Banks	7,202,276	15,861,830	—	23,064,106
Computers & Peripherals	—	2,376,466	—	2,376,466
Construction & Engineering	—	6,663,232	—	6,663,232
Construction Materials	—	862,051	—	862,051
Distributors	—	990,602	—	990,602
Diversified Financial Services	—	4,338,535	—	4,338,535
Diversified Telecommunication Services	—	1,319,146	—	1,319,146
Electric Utilities	3,602,824	—	—	3,602,824
Electronic Equipment, Instruments & Components	—	3,935,861	—	3,935,861
Food & Staples Retailing	1,278,960	—	—	1,278,960
Food Products	—	3,424,661	—	3,424,661
Health Care Providers & Services	1,429,574	—	—	1,429,574
Hotels, Restaurants & Leisure	—	1,555,247	—	1,555,247
Household Durables	727,288	—	—	727,288
Industrial Conglomerates	1,497,548	—	—	1,497,548
Information Technology Services	1,875,554	1,331,747	—	3,207,301
Insurance	—	1,148,554	—	1,148,554
Internet Software & Services	1,471,744	—	—	1,471,744
Life Sciences Tools & Services	1,443,629	—	—	1,443,629
Media	1,417,488	—	—	1,417,488
Metals & Mining	4,267,390	2,360,696	—	6,628,086
Oil, Gas & Consumable Fuels	8,058,997	11,226,314	—	19,285,311
Pharmaceuticals	1,318,320	—	—	1,318,320
Real Estate Management & Development	—	3,444,465	—	3,444,465
Semiconductors & Semiconductor Equipment	5,320,575	7,732,726	—	13,053,301
Textiles, Apparel & Luxury Goods	—	1,577,945	—	1,577,945
Tobacco	—	1,506,385	—	1,506,385
Trading Companies & Distributors	—	810,466	—	810,466
Transportation Infrastructure	1,485,795	770,665	—	2,256,460
Water Utilities	594,110	819,460	—	1,413,570
Wireless Telecommunication Services	6,929,750	5,742,332	—	12,672,082
Total Common Stocks	$56,674,336	$90,244,349	$—	$146,918,685
Mutual Fund	1,189,897	—	—	1,189,897
Preferred Stocks*	2,309,308	—	—	2,309,308
Total	$60,173,541	$90,244,349	$—	$150,417,890
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

20	Semiannual Report 2012

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $42,968, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $369.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $124,900 in administrative services fees from the Fund.

22	Semiannual Report 2012

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $10,566.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $21,727.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $53,198,233 and sales of $60,794,630 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$148,774,072	$12,936,523	$(11,292,705)	$1,643,818

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

26	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	27

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2012

NVIT Enhanced Income Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENHI (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period -- April through June 2012 -- proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Enhanced Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Enhanced Income Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class Y Shares	Actual		1,000.00	1,004.10	2.09	0.42
	Hypothetical	[b]	1,000.00	1,022.77	2.11	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Enhanced Income Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Corporate Bonds	33.9%
Asset-Backed Securities	26.2%
Collateralized Mortgage Obligations	19.1%
U.S. Government Sponsored & Agency Obligations	9.2%
Mutual Fund	5.1%
Commercial Mortgage Backed Securities	4.7%
U.S. Treasury Note	1.6%
Municipal Bond	1.0%
U.S. Government Mortgage Backed Agencies	0.6%
Liabilities in excess of other assets	(1.4%)

100.0%

Top Industries ††
Commercial Banks	7.0%
Diversified Financial Services	4.1%
Media	2.2%
Pharmaceuticals	2.1%
Consumer Finance	1.7%
Aerospace & Defense	1.7%
Diversified Telecommunication Services	1.5%
Insurance	1.3%
Health Care Providers & Services	1.1%
Electric Utilities	1.1%
Other Industries	76.2%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	5.1%
U.S. Treasury Notes, 1.00%, 07/15/13	1.6%
Federal Home Loan Mortgage Corp., 4.13%, 09/27/13	1.5%
Wells Fargo & Co., 1.38%, 06/26/15	1.3%
Louisiana Public Facilities Authority, 5.75%, 02/01/19	1.0%
Federal National Mortgage Association, 1.75%, 05/07/13	1.0%
AT&T, Inc., 5.10%, 09/15/14	1.0%
Discover Card Master Trust, 5.65%, 12/15/15	0.9%
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	0.9%
Federal National Mortgage Association REMICS, 4.00%, 11/25/18	0.9%
Other Holdings	84.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 26.2%

	Principal Amount	Market Value

Automobile 13.0%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$1,850,000	$1,888,126
Series 2011-2, Class A2, 0.67%, 10/15/13	635,915	636,071
Series 2012-2, Class A2, 0.56%, 10/15/14	2,435,000	2,435,167
Bank of America Auto Trust
Series 2009-3A, Class A4, 2.67%, 12/15/16 (a)	1,940,000	1,963,386
Series 2010-1A, Class A4, 2.18%, 02/15/17 (a)	2,200,000	2,226,017
Series 2010-2, Class A4, 1.94%, 06/15/17	3,425,000	3,475,871
BMW Vehicle Owner Trust Series 2010-A, Class A3, 1.39%, 04/25/14	1,050,155	1,053,645
Series 2011-A, Class A3, 0.76%, 08/25/15	3,395,000	3,402,019
Chrysler Financial Auto Securitization Trust,
Series 2009-A, Class A3,
2.82%, 01/15/16	221,525	222,184
Ford Credit Auto Owner Trust
Series 2009-E, Class A4,
2.42%, 11/15/14	4,500,000	4,568,773
Series 2011-B, Class A2,
0.68%, 01/15/14	942,907	944,087
Series 2012-B, Class A2,
0.57%, 01/15/15	1,900,000	1,900,824
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4,
4.43%, 07/15/15	431,647	434,579
Series 2010-2, Class A3,
1.34%, 03/18/14	1,075,275	1,079,126
Series 2010-2, Class A4,
1.93%, 08/18/16	2,475,000	2,509,442
Series 2011-1, Class A3,
1.13%, 10/15/14	1,000,000	1,003,886
Series 2012-2, Class A2,
0.56%, 11/17/14	1,900,000	1,900,265
Huntington Auto Trust,
Series 2012-1, Class A2,
0.54%, 11/17/14	3,165,000	3,165,109
Hyundai Auto Receivables Trust
Series 2009-A, Class A4,
3.15%, 03/15/16	3,722,000	3,802,734
Series 2012-A, Class A3,
0.72%, 03/15/16	1,665,000	1,667,618
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A4,
2.14%, 08/15/16	3,825,000	3,890,808

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A4,
4.74%, 08/17/15	$989,938	$1,001,151
Series 2010-A, Class A3,
0.87%, 07/15/14	957,324	958,888
Series 2012-A, Class A2,
0.54%, 10/15/14	1,440,000	1,440,057
Series 2012-A, Class A3,
0.73%, 05/16/16	1,550,000	1,552,680
Porsche Financial Auto Securitization Trust,
Series 2011-1, Class A4,
1.19%, 12/17/18 (a)	3,500,000	3,528,213
Toyota Auto Receivables Owner Trust
Series 2011-A, Class A2,
0.61%, 05/15/13	242,453	242,502
Series 2011-A, Class A3,
0.98%, 10/15/14	835,000	837,250
Series 2012-A, Class A3,
0.75%, 02/16/16	1,965,000	1,968,846
USAA Auto Owner Trust,
Series 2009-2, Class A4,
2.53%, 07/15/15	2,987,000	3,022,529
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A3,
1.31%, 01/20/14	539,391	540,080
Series 2010-1, Class A4,
2.14%, 08/22/16	1,000,000	1,012,758
Series 2011-1, Class A2,
0.67%, 12/20/13	780,944	781,319
World Omni Auto Receivables Trust
Series 2010-A, Class A4,
2.21%, 05/15/15	2,590,000	2,626,823
Series 2011-B, Class A2,
0.65%, 08/15/14	2,365,170	2,366,918

		66,049,751

Credit Card 4.9%
BA Credit Card Trust,
Series 2006-A7, Class A7,
0.28%, 12/15/16 (b)	2,400,000	2,397,989
Capital One Multi-Asset Execution Trust,
Series 2008-A3, Class A3,
5.05%, 02/15/16	2,950,000	3,052,958
Chase Issuance Trust
Series 2007-A17, Class A,
5.12%, 10/15/14	4,235,000	4,294,370
Series 2008-A11, Class A11,
5.40%, 07/15/15	2,975,000	3,127,059
Series 2008-A4, Class A4,
4.65%, 03/15/15	900,000	926,706
Citibank Credit Card Issuance Trust,
Series 2009-A5, Class A5,
2.25%, 12/23/14	2,950,000	2,976,271

8	Semiannual Report 2012

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Credit Card (continued)
Discover Card Master Trust,
Series 2008-A4, Class A4,
5.65%, 12/15/15	$4,625,000	$4,853,509
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A,
3.69%, 07/15/15	3,000,000	3,000,000

		24,628,862

Other 8.3%
AEP Texas Central Transition Funding LLC,
Series 2002-1, Class A4,
5.96%, 07/15/15	1,382,774	1,424,376
CenterPoint Energy Transition Bond Co. LLC
Series 2005-A, Class A2,
4.97%, 08/01/14	282,539	283,665
Series 2005-A, Class A3,
5.09%, 08/01/15	4,280,000	4,460,040
Series 2009-1, Class A1,
1.83%, 02/15/16	3,737,805	3,802,665
CNH Equipment Trust,
Series 2009-C, Class A4,
3.00%, 08/17/15	1,411,872	1,428,767
Consumers Funding LLC,
Series 2001-1, Class A5,
5.43%, 04/20/15	1,341,446	1,377,758
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5,
6.42%, 03/01/15	3,323,043	3,408,334
FPL Recovery Funding LLC,
Series 2007-A, Class A2,
5.04%, 08/01/15	362,518	371,783
GE Equipment Midticket LLC,
Series 2010-1, Class A3,
0.94%, 07/14/14 (a)	1,337,024	1,337,551
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2,
0.88%, 08/21/13 (a)	471,905	472,019
Series 2012-1A, Class A3,
1.04%, 09/21/15 (a)	1,000,000	1,001,713
GE Equipment Transportation LLC,
Series 2011-1, Class A3,
1.00%, 10/20/14	3,100,000	3,109,351
John Deere Owner Trust
Series 2010-A, Class A4,
2.13%, 10/17/16	1,000,000	1,013,130
Series 2011-A, Class A3,
1.29%, 01/15/16	2,000,000	2,014,073
Series 2012-A, Class A2,
0.59%, 06/16/14	1,300,000	1,300,743

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Massachusetts RRB Special Purpose Trust,
Series 2005-1, Class A4,
4.40%, 03/15/15	$1,747,156	$1,778,460
Massachusetts RRB Special Purpose Trust WMECO-1,
Series 2001-1, Class A,
6.53%, 06/01/15	1,192,843	1,228,124
Oncor Electric Delivery Transition Bond Co. LLC
Series 2003-1, Class A3,
4.95%, 02/15/15	1,296,930	1,313,653
Series 2003-1, Class A4,
5.42%, 08/15/17	865,000	940,131
Series 2004-1, Class A2,
4.81%, 11/17/14	959,040	974,442
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A5,
4.47%, 12/25/14	2,150,000	2,181,140
PSE&G Transition Funding LLC,
Series 2001-1, Class A6,
6.61%, 06/15/15	2,564,580	2,653,361
Volvo Financial Equipment LLC
Series 2010-1A, Class A3,
1.56%, 06/17/13 (a)	297,005	297,110
Series 2012-1A, Class A3,
0.91%, 08/17/15 (a)	4,115,000	4,122,760

		42,295,149

Total Asset-Backed Securities (cost $133,582,679)		132,973,762

Collateralized Mortgage Obligations 19.1%
Federal Home Loan Mortgage Corp. REMICS
Series 3584, Class BL,
1.25%, 10/15/12	189,413	189,507
Series 3591, Class NA,
1.25%, 10/15/12	318,377	318,560
Series 3574, Class AC,
1.85%, 08/15/14	494,796	497,320
Series 3573, Class LC,
1.85%, 08/15/14	733,547	737,819
Series 3610, Class AB,
1.40%, 12/15/14	665,719	667,658
Series 3612, Class AE,
1.40%, 12/15/14	825,286	828,021
Series 3555, Class JA,
4.00%, 12/15/14	444,291	449,172
Series 3865, Class DA,
1.25%, 12/15/16	508,015	511,342

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2672, Class NF,
4.00%, 12/15/16	$119,931	$120,098
Series 2695, Class DE,
4.00%, 01/15/17	498,129	499,939
Series 2630, Class KS,
4.00%, 01/15/17	91,724	91,720
Series 3818, Class UA,
1.35%, 02/15/17	1,491,186	1,504,244
Series 3827, Class CA,
1.50%, 04/15/17	1,629,035	1,645,639
Series 2625, Class JD,
3.25%, 07/15/17	110,243	110,397
Series 2636, Class A,
3.50%, 07/15/17	287,238	290,595
Series 3758, Class CD,
1.50%, 08/15/17	1,806,063	1,821,474
Series 2579, Class HA,
3.70%, 08/15/17	172,190	173,532
Series 2786, Class GA,
4.00%, 08/15/17	300,123	302,032
Series 2628, Class DQ,
3.00%, 11/15/17	648,296	659,784
Series 2628, Class GQ,
3.14%, 11/15/17	567,259	577,413
Series 2629, Class AN,
3.50%, 01/15/18	822,679	842,929
Series 2641, Class KJ,
4.00%, 01/15/18	616,017	628,895
Series 2555, Class B,
4.25%, 01/15/18	755,270	791,565
Series 3840, Class BA,
2.00%, 02/15/18	2,274,851	2,326,801
Series 2637, Class A,
3.38%, 03/15/18	602,431	620,135
Series 2643, Class HT,
4.50%, 03/15/18	1,119,256	1,161,444
Series 2643, Class NT,
4.50%, 03/15/18	1,074,295	1,105,666
Series 2783, Class AE,
4.00%, 04/15/18	475,914	484,143
Series 2613, Class PA,
3.25%, 05/15/18	286,724	289,177
Series 3728, Class CA,
1.50%, 10/15/18	1,795,547	1,820,741
Series 3772, Class HC,
3.00%, 10/15/18	3,987,460	4,147,401
Series 3636, Class EB,
2.00%, 11/15/18	879,360	900,067
Series 2877, Class GP,
4.00%, 11/15/18	612,631	623,225

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3649, Class EA,
2.25%, 12/15/18	$1,699,888	$1,747,716
Series 2920, Class HC,
4.50%, 12/15/18	1,223,612	1,248,391
Series 3659, Class DE,
2.00%, 03/15/19	1,277,227	1,308,819
Series 2930, Class KC,
4.50%, 06/15/19	1,218,325	1,250,896
Series 3073, Class LB,
5.00%, 10/15/19	556,702	568,389
Series 3683, Class AD,
2.25%, 06/15/20	717,735	727,926
Series 3846, Class CK,
1.50%, 09/15/20	3,122,865	3,159,660
Series 3277, Class A,
4.00%, 01/15/21	902,982	924,168
Series 3815, Class DE,
3.00%, 10/15/21	1,981,928	2,043,786
Series 3872, Class ND,
2.00%, 12/15/21	1,407,481	1,439,340
Series 3609, Class LC,
3.50%, 12/15/24	2,493,659	2,603,104
Series 3639, Class AB,
2.75%, 02/15/25	1,815,873	1,879,674
Series 3745, Class PB,
2.50%, 03/15/25	1,137,656	1,168,952
Series 2763, Class FC,
0.59%, 04/15/32 (b)	3,487,100	3,487,787
Series 3411, Class FL,
0.94%, 02/15/38 (b)	964,317	970,240
Federal National Mortgage Association REMICS
Series 2002-16, Class XU,
5.50%, 04/25/17	2,328,830	2,474,464
Series 2003-122, Class OK,
4.00%, 06/25/17	334,176	336,715
Series 2003-67, Class TA,
3.00%, 08/25/17	154,174	154,671
Series 2004-32, Class AB,
4.00%, 10/25/17	188,927	190,077
Series 2003-49, Class TK,
3.50%, 03/25/18	1,110,165	1,141,437
Series 2011-69, Class AB,
1.50%, 05/25/18	2,384,606	2,417,180
Series 2004-76, Class CW,
4.00%, 05/25/18	1,807,550	1,824,906
Series 2003-57, Class NB,
3.00%, 06/25/18	91,205	94,763
Series 2010-30, Class DB,
2.00%, 08/25/18	1,616,111	1,637,927
Series 2003-112, Class AN,
4.00%, 11/25/18	4,482,618	4,714,591

10	Semiannual Report 2012

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2010-12, Class AC,
2.50%, 12/25/18	$2,597,824	$2,697,398
Series 2008-15, Class JM,
4.00%, 02/25/19	500,730	514,622
Series 2008-18, Class MD,
4.00%, 03/25/19	1,223,228	1,286,568
Series 2009-47, Class EC,
3.50%, 08/25/19	956,327	997,769
Series 2011-122, Class EC,
1.50%, 01/25/20	2,425,939	2,456,909
Series 2011-38, Class AH,
2.75%, 05/25/20	821,975	852,952
Series 2008-75, Class DA,
4.50%, 03/25/21	2,440,686	2,467,918
Series 2008-70, Class BA,
4.00%, 06/25/21	684,264	693,551
Series 2007-36, Class AB,
5.00%, 11/25/21	1,496,816	1,588,317
Series 2008-15, Class EL,
4.25%, 06/25/22	1,738,549	1,796,974
Series 2008-51, Class CD,
4.50%, 11/25/22	736,592	765,013
Series 2009-88, Class EA,
4.50%, 05/25/23	980,046	1,004,053
Series 2009-44, Class A,
4.50%, 12/25/23	705,426	735,746
Series 2009-76, Class MA,
4.00%, 09/25/24	277,844	289,831
Series 2003-14, Class AN,
3.50%, 03/25/33	165,397	171,947
Series 2005-66, Class PF,
0.50%, 07/25/35 (b)	1,049,325	1,046,301
Series 2007-2, Class HF,
0.60%, 08/25/36 (b)	998,916	998,730
Series 2010-15, Class FD,
0.99%, 03/25/40 (b)	734,587	740,147
Government National Mortgage Association
Series 2004-26, Class GC,
5.00%, 06/16/31	1,054,802	1,086,607
Series 2005-54, Class CM,
4.75%, 07/20/35	1,313,661	1,341,137
Series 2010-67, Class DA,
2.50%, 04/20/36	1,548,119	1,580,675
Series 2009-57, Class BA,
2.25%, 06/16/39	497,173	505,301
Series 2010-4, Class JC,
3.00%, 08/16/39	2,341,350	2,399,706

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2009-81, Class WA,
2.00%, 08/20/39	$1,686,623	$1,699,088

Total Collateralized Mortgage Obligations (cost $96,959,643)		96,971,294

Commercial Mortgage Backed Securities 4.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-1, Class A3,
4.88%, 11/10/42	234,951	234,816
Series 2005-3, Class A2,
4.50%, 07/10/43	918,427	922,472
Series 2005-5, Class ASB,
5.05%, 10/10/45 (b)	693,259	722,661
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A2
5.92%, 03/15/49 (b)	639,813	655,376
Commercial Mortgage Pass Through Certificates
Series 2012-CR1, Class A1,
1.12%, 05/15/45	1,775,824	1,779,829
Series 2012-LC4, Class A1,
1.16%, 12/10/44	537,691	539,488
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A3
5.10%, 08/15/38 (b)	3,335,245	3,366,750
FDIC 2012C1 A ,
0.84%, 05/25/35	4,364,441	4,363,830
GS Mortgage Securities Corp. II,
Series 2012-GCJ7, Class A1
1.14%, 05/10/45	3,660,000	3,668,996
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A3,
5.17%, 08/12/40 (b)	1,108,104	1,118,402
Series 2005-LDP2, Class A3,
4.70%, 07/15/42	924,963	932,057
Series 2012-CBX, Class A1,
0.96%, 06/15/45	1,821,000	1,821,707
Morgan Stanley Capital I, Inc.,
Series 2005-IQ10, Class AAB
5.18%, 09/15/42 (b)	550,118	568,693
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2,
4.38%, 10/15/41	157,176	157,107
Series 2005-C17, Class A3,
5.00%, 03/15/42	521,446	520,921
Series 2005-C20, Class APB,
5.09%, 07/15/42 (b)	1,886,472	1,913,524

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust (continued)
Series 2006-C29, Class A2,
5.28%, 11/15/48	$222,911	$224,140

Total Commercial Mortgage Backed Securities (cost $23,749,935)		23,510,769

Corporate Bonds 33.9%
Aerospace & Defense 1.7%
Boeing Co. (The),
1.88%, 11/20/12	3,500,000	3,517,654
General Dynamics Corp.,
4.25%, 05/15/13	3,824,000	3,949,098
United Technologies Corp.,
0.97%, 06/01/15 (b)	1,110,000	1,121,852

		8,588,604

Automobiles 0.4%
Toyota Motor Credit Corp.,
1.38%, 08/12/13	2,000,000	2,016,654

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12	780,000	785,279
2.50%, 03/26/13	700,000	709,778
1.50%, 07/14/14	400,000	405,484
PepsiCo, Inc.,
3.75%, 03/01/14	1,600,000	1,678,382
SABMiller PLC,
5.50%, 08/15/13 (a)	990,000	1,035,750

		4,614,673

Capital Markets 1.1%
Goldman Sachs Group, Inc. (The),
5.45%, 11/01/12	870,000	882,618
Morgan Stanley
5.30%, 03/01/13	2,175,000	2,216,956
6.00%, 05/13/14	440,000	456,072
UBS AG,
2.25%, 08/12/13	2,220,000	2,226,824

		5,782,470

Chemicals 0.4%
Air Products & Chemicals, Inc.,
4.15%, 02/01/13	1,270,000	1,296,280
Praxair, Inc.,
1.75%, 11/15/12	900,000	904,107

		2,200,387

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks 7.1%
Bank of New York Mellon Corp. (The),
4.95%, 11/01/12	$3,500,000	$3,552,686
Bank of Nova Scotia,
2.38%, 12/17/13	875,000	895,772
BNP Paribas SA,
0.87%, 04/08/13 (b)	3,500,000	3,469,869
Canadian Imperial Bank of Commerce,
1.45%, 09/13/13	1,000,000	1,009,861
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
2.65%, 08/17/12 (a)	3,990,000	3,997,984
Credit Suisse New York,
5.50%, 05/01/14	2,225,000	2,358,823
PNC Funding Corp.,
5.50%, 09/28/12	3,100,000	3,136,130
Royal Bank of Canada,
2.10%, 07/29/13	3,000,000	3,049,932
US Bancorp
2.00%, 06/14/13	1,660,000	1,683,904
4.20%, 05/15/14	2,500,000	2,660,722
Wells Fargo & Co.,
1.38%, 06/26/15 (b)	6,495,000	6,504,613
Westpac Banking Corp.,
1.02%, 04/08/13 (a)(b)	3,500,000	3,511,357

		35,831,653

Communications Equipment 0.5%
Cisco Systems, Inc.,
1.63%, 03/14/14	2,400,000	2,445,583

Computers & Peripherals 0.7%
Hewlett-Packard Co.,
4.50%, 03/01/13	3,500,000	3,577,798

Consumer Finance 1.8%
American Express Credit Corp.
5.88%, 05/02/13	2,220,000	2,312,552
Series C, 7.30%, 08/20/13	975,000	1,042,431
American Honda Finance Corp.
0.92%, 05/08/14 (a)(b)	640,000	640,825
0.84%, 06/18/14 (a)(b)	655,000	654,619
John Deere Capital Corp.
1.60%, 03/03/14	2,350,000	2,386,975
0.61%, 04/25/14	650,000	650,586
PACCAR Financial Corp.,
0.72%, 06/05/14 (b)	1,300,000	1,303,494

		8,991,482

12	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 4.2%
Bank of America Corp.
4.90%, 05/01/13	$1,925,000	$1,968,526
7.38%, 05/15/14	350,000	376,402
Caterpillar Financial Services Corp.,
4.85%, 12/07/12	3,000,000	3,056,547
Citigroup, Inc.
5.30%, 10/17/12	800,000	809,981
6.00%, 12/13/13	1,500,000	1,576,426
General Electric Capital Corp.
2.13%, 12/21/12	3,000,000	3,025,860
1.88%, 09/16/13	1,000,000	1,010,430
2.10%, 01/07/14	980,000	995,242
0.00%, 07/02/15	2,665,000	2,664,996
JPMorgan Chase & Co.
5.38%, 10/01/12	2,500,000	2,529,500
4.75%, 05/01/13	2,500,000	2,577,528
2.05%, 01/24/14	525,000	530,740

		21,122,178

Diversified Telecommunication Services 1.5%
AT&T, Inc.,
5.10%, 09/15/14	4,575,000	4,995,104
Verizon Communications, Inc.,
5.25%, 04/15/13	2,800,000	2,901,100

		7,896,204

Electric Utilities 1.1%
AEP Texas Central Transition Funding LLC,
Series A-2, 4.98%, 07/01/15	2,697,112	2,739,524
Alabama Power Co.,
Series 07-D, 4.85%, 12/15/12	3,000,000	3,057,936

		5,797,460

Food & Staples Retailing 0.4%
Sysco Corp.,
4.20%, 02/12/13	2,175,000	2,220,257

Food Products 0.2%
Campbell Soup Co.,
5.00%, 12/03/12	1,000,000	1,018,596

Health Care Providers & Services 1.2%
Baxter International, Inc.,
1.80%, 03/15/13	3,000,000	3,025,614
Medtronic, Inc.,
4.50%, 03/15/14	2,050,000	2,180,396
UnitedHealth Group, Inc.,
4.88%, 02/15/13	693,000	710,625

		5,916,635

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Products 0.1%
Kimberly-Clark Corp.,
5.00%, 08/15/13	$607,000	$636,974

Industrial Conglomerates 0.6%
Cooper US, Inc.,
5.25%, 11/15/12	800,000	813,197
General Electric Co.,
5.00%, 02/01/13	1,220,000	1,251,201
Tyco International Finance SA,
6.00%, 11/15/13	890,000	956,273

		3,020,671

Information Technology Services 1.1%
IBM International Group Capital LLC,
5.05%, 10/22/12	3,500,000	3,551,191
International Business Machines Corp.,
4.75%, 11/29/12	2,000,000	2,036,968

		5,588,159

Insurance 1.3%
Berkshire Hathaway, Inc.,
Series 1, 2.13%, 02/11/13	2,180,000	2,202,264
Metropolitan Life Global Funding I,
5.13%, 04/10/13 (a)	3,000,000	3,099,210
Prudential Financial, Inc.,
4.75%, 04/01/14	1,100,000	1,156,909

		6,458,383

Media 2.3%
Historic TW, Inc.,
9.13%, 01/15/13	1,110,000	1,156,159
NBCUniversal Media LLC,
2.10%, 04/01/14	4,310,000	4,386,550
Time Warner Cable, Inc.
6.20%, 07/01/13	2,000,000	2,101,550
8.25%, 02/14/14	2,530,000	2,816,857
Viacom, Inc.,
4.38%, 09/15/14	1,000,000	1,070,440

		11,531,556

Metals & Mining 0.5%
BHP Billiton Finance USA Ltd.,
5.50%, 04/01/14	890,000	964,085
Nucor Corp.,
5.00%, 12/01/12	600,000	610,070
Rio Tinto Finance USA Ltd.,
8.95%, 05/01/14	770,000	879,245

		2,453,400

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail 0.5%
Wal-Mart Stores, Inc.,
4.25%, 04/15/13	$2,250,000	$2,317,264

Office Electronics 0.2%
Xerox Corp.,
8.25%, 05/15/14	1,130,000	1,259,983

Oil, Gas & Consumable Fuels 1.1%
Apache Corp.,
5.25%, 04/15/13	1,070,000	1,107,976
ConocoPhillips,
4.75%, 10/15/12	2,500,000	2,527,905
Occidental Petroleum Corp.,
1.45%, 12/13/13	2,025,000	2,049,154

		5,685,035

Pharmaceuticals 2.1%
Abbott Laboratories,
4.35%, 03/15/14	1,280,000	1,360,881
AstraZeneca PLC,
5.40%, 09/15/12	3,000,000	3,029,292
GlaxoSmithKline Capital, Inc.,
4.85%, 05/15/13	4,560,000	4,733,877
Novartis Capital Corp.,
1.90%, 04/24/13	1,600,000	1,619,931

		10,743,981

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP,
6.75%, 05/15/14	800,000	867,124

Specialty Retail 0.2%
Lowe’s Cos., Inc.,
5.60%, 09/15/12	1,075,000	1,084,861

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 02/01/14	2,275,000	2,435,460

Total Corporate Bonds (cost $172,068,225)		172,103,485

Municipal Bond 1.0%
Louisiana 1.0%
Louisiana Public Facilities Authority,
Series 2008-ELL, 5.75%, 02/01/19	4,805,502	5,325,938

Total Municipal Bond (cost $5,337,537)		5,325,938

U.S. Government Mortgage Backed Agencies 0.6%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	$11,013	$11,467
Pool# B17493 4.00%, 12/01/14	807,360	824,325
Pool# E00991 6.00%, 07/01/16	21,575	23,039
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	27,493	29,609
Pool# 254089 6.00%, 12/01/16	46,367	49,936
Pool# 545415 6.00%, 01/01/17	41,019	44,176
Pool# 254195 5.50%, 02/01/17	94,833	103,053
Pool# 625178 5.50%, 02/01/17	78,900	85,740
Pool# AE0705 4.00%, 01/01/26	1,569,769	1,670,434

Total U.S. Government Mortgage Backed Agencies (cost $2,798,940)		2,841,779

U.S. Government Sponsored & Agency Obligations 9.2%
Federal Home Loan Banks
3.38%, 02/27/13	3,500,000	3,571,054
1.88%, 06/21/13	3,800,000	3,859,481
0.50%, 12/13/13	4,500,000	4,504,284
Federal Home Loan Mortgage Corp.
1.00%, 08/28/12	3,500,000	3,504,624
3.75%, 06/28/13	4,500,000	4,658,215
4.13%, 09/27/13	7,500,000	7,855,620
Federal National Mortgage Association
1.75%, 05/07/13	5,000,000	5,060,865
1.25%, 08/20/13	4,500,000	4,547,457
1.00%, 09/23/13	4,500,000	4,537,480
0.60%, 11/14/13	4,500,000	4,503,434

Total U.S. Government Sponsored & Agency Obligations (cost $46,571,158)		46,602,514

U.S. Treasury Note 1.6%
U.S. Treasury Notes,
1.00%, 07/15/13	8,130,000	8,191,926

Total U.S. Treasury Note (cost $8,195,336)		8,191,926

14	Semiannual Report 2012

Mutual Fund 5.1%

	Shares	Market Value

Money Market Fund 5.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	26,022,315	$26,022,315

Total Mutual Fund (cost $26,022,315)		26,022,315

Total Investments (cost $515,285,768) (d) — 101.4%		514,543,782

Liabilities in excess of other assets — (1.4)%		(7,235,581)

NET ASSETS — 100.0%		$507,308,201

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $27,888,514 which represents 5.50% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

BA	Limited

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund
Assets:
Investments, at value (cost $515,285,768)	$514,543,782
Interest and dividends receivable	2,633,316
Receivable for investments sold	2,712,453
Receivable for capital shares issued	407,157
Reclaims receivable	6,745
Prepaid expenses	6,041

Total Assets	520,309,494

Liabilities:
Payable for investments purchased	11,668,789
Payable for capital shares redeemed	1,140,726
Accrued expenses and other payables:
Investment advisory fees	145,233
Fund administration fees	15,693
Accounting and transfer agent fees	3,195
Trustee fees	191
Custodian fees	2,646
Compliance program costs (Note 3)	451
Professional fees	18,959
Printing fees	5,410

Total Liabilities	13,001,293

Net Assets	$507,308,201

Represented by:
Capital	$513,075,108
Accumulated undistributed net investment income	2,039,413
Accumulated net realized losses from investment transactions	(7,064,334)
Net unrealized appreciation/(depreciation) from investments	(741,986)

Net Assets	$507,308,201

Net Assets:
Class Y Shares	$507,308,201

Total	$507,308,201

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	51,394,700

Total	51,394,700

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.87

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Enhanced Income Fund
INVESTMENT INCOME:
Interest income	$2,698,470
Dividend income	29,176

Total Income	2,727,646

EXPENSES:
Investment advisory fees	847,479
Fund administration fees	92,034
Professional fees	21,792
Printing fees	4,534
Trustee fees	11,006
Custodian fees	8,433
Accounting and transfer agent fees	11,747
Compliance program costs (Note 3)	936
Other	8,095

Total expenses before earnings credit	1,006,056

Earnings credit (Note 4)	(229)

Net Expenses	1,005,827

NET INVESTMENT INCOME	1,721,819

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(314,328)
Net change in unrealized appreciation/(depreciation) from investments	414,357

Net realized/unrealized gains from investments	100,029

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,821,848

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,721,819	$3,407,682
Net realized losses from investment transactions	(314,328)	(402,030)
Net change in unrealized appreciation/(depreciation) from investments	414,357	(1,195,159)

Change in net assets resulting from operations	1,821,848	1,810,493

Distributions to Shareholders From:
Net investment income:
Class Y	–	(6,082,776)

Change in net assets from shareholder distributions	–	(6,082,776)

Change in net assets from capital transactions	32,720,378	66,156,114

Change in net assets	34,542,226	61,883,831

Net Assets:
Beginning of period	472,765,975	410,882,144

End of period	$507,308,201	$472,765,975

Accumulated undistributed net investment income at end of period	$2,039,413	$317,594

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$60,050,950	$138,344,255
Dividends reinvested	–	6,082,776
Cost of shares redeemed	(27,330,572)	(78,270,917)

Total Class Y	32,720,378	66,156,114

Change in net assets from capital transactions	$32,720,378	$66,156,114

SHARE TRANSACTIONS:
Class Y Shares
Issued	6,086,475	14,002,872
Reinvested	–	615,990
Redeemed	(2,770,152)	(7,921,367)

Total Class Y Shares	3,316,323	6,697,495

Total change in shares	3,316,323	6,697,495

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$9.83	0.03	0.01	0.04	–	–	–	$9.87	0.41%	$507,308,201	0.42%	0.71%	0.42%	33.15%
Year Ended December 31, 2011(d)	$9.93	0.08	(0.04)	0.04	(0.14)	–	(0.14)	$9.83	0.40%	$472,765,975	0.42%	0.79%	0.42%	67.10%
Year Ended December 31, 2010(d)	$9.99	0.13	(0.02)	0.11	(0.17)	–	(0.17)	$9.93	1.09%	$410,882,144	0.42%	1.27%	0.42%	54.74%
Year Ended December 31, 2009(d)	$9.98	0.23	0.04	0.27	(0.26)	–	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007(e)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

20	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$132,973,762	$—	$132,973,762
Collateralized Mortgage Obligations	—	101,335,124	—	101,335,124
Commercial Mortgage Backed Securities	—	19,146,939	—	19,146,939
Corporate Bonds	—	172,103,485	—	172,103,485
Municipal Bond	—	5,325,938	—	5,325,938
Mutual Fund	26,022,315	—	—	26,022,315
U.S. Government Mortgage Backed Agencies	—	2,841,779	—	2,841,779
U.S. Government Sponsored & Agency Obligations	—	46,602,514	—	46,602,514
U.S. Treasury Note	—	8,191,926	—	8,191,926
Total	$26,022,315	$488,521,467	$—	$514,543,782
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

22	Semiannual Report 2012

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Morley Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.35%
$500 million up to $1 billion	0.34%
$1 billion up to $3 billion	0.325%
$3 billion up to $5 billion	0.30%
$5 billion up to $10 billion	0.285%
$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.45% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $936.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the

24	Semiannual Report 2012

meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $208,305,268 and sales of $153,839,937 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $13,255,675 and sales of $15,535,117 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$515,285,768	$793,611	$(1,535,597)	$(741,986)

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	25

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

26	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

28	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

30	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	33

NVIT Government Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site:

nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX

2	Semiannual Report 2012

values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Government Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,020.10	3.47	0.69
	Hypothetical	[b]	1,000.00	1,021.43	3.47	0.69
Class II Shares	Actual		1,000.00	1,019.30	4.72	0.94
	Hypothetical	[b]	1,000.00	1,020.19	4.72	0.94
Class III Shares	Actual		1,000.00	1,020.10	3.47	0.69
	Hypothetical	[b]	1,000.00	1,021.43	3.47	0.69
Class IV Shares	Actual		1,000.00	1,020.10	3.47	0.69
	Hypothetical	[b]	1,000.00	1,021.43	3.47	0.69

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Government Bond Fund
June 30, 2012 (Unaudited)

Asset Allocation†
U.S. Government Mortgage Backed Agencies	37.5%
U.S. Government Sponsored & Agency Obligations	24.4%
U.S. Treasury Bonds	9.8%
U.S. Treasury Notes	8.9%
Collateralized Mortgage Obligations	8.8%
Sovereign Bond	6.5%
Mutual Fund	4.0%
Other assets in excess of liabilities	0.1%

100.0%

Top Holdings††
Federal Home Loan Mortgage Corp. Gold Pool, 3.50%, 01/01/42	8.9%
Israel Government AID Bond, 5.50%, 12/04/23	6.5%
U.S. Treasury Bonds, 6.00%, 02/15/26	6.3%
Federal National Mortgage Association, 2.25%, 03/15/16	5.7%
U.S. Treasury Notes, 1.25%, 01/31/19	5.5%
Fidelity Institutional Money Market Fund — Institutional Class	4.0%
Private Export Funding Corp., 5.45%, 09/15/17	4.0%
U.S. Treasury Bonds, 3.13%, 11/15/41	3.5%
U.S. Treasury Notes, 2.00%, 11/15/21	3.4%
Federal Home Loan Mortgage Corp., 0.60%, 12/06/13	3.2%
Other Holdings	49.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 8.8%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 2468, Class TE,
5.50%, 07/15/17	$1,767,809	$1,899,428
Series 2517, Class BH,
5.50%, 10/15/17	3,319,716	3,577,393
Series 2509, Class LK,
5.50%, 10/15/17	5,287,611	5,694,997
Series 2985, Class JR,
4.50%, 06/15/25	22,000,000	23,864,667
Series 2922, Class GA,
5.50%, 05/15/34	5,122,885	5,626,743
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ,
5.00%, 07/25/23	6,000,000	6,738,602
Series 1993-149, Class M,
7.00%, 08/25/23	1,654,508	1,895,189
Series 2005-109, Class AG,
5.50%, 04/25/24	8,910,659	9,142,484
Series 2005-40, Class YG,
5.00%, 05/25/25	20,116,840	22,329,020
Series 2003-66, Class AP,
3.50%, 11/25/32	654,000	675,572

Total Collateralized Mortgage Obligations (cost $74,747,483)		81,444,095

Sovereign Bond 6.5%
ISRAEL 6.5%
Israel Government AID Bond,
5.50%, 12/04/23	46,000,000	60,485,492

Total Sovereign Bond (cost $57,461,976)		60,485,492

U.S. Government Mortgage Backed Agencies 37.5%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# A96544 3.50%, 01/01/41	27,866,822	29,267,070
Pool# G08473 3.50%, 01/01/42	78,502,822	82,447,419
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.83%, 06/01/35(a)	7,141,405	7,642,680
Pool# 1G2082 5.55%, 07/01/37(a)	5,966,882	6,457,806

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool
Pool# 555505 4.66%, 05/01/13 $	$22,675,739	$22,905,609
Pool# 383661 6.62%, 06/01/16	9,631,118	10,889,399
Pool# 462260 5.60%, 09/01/18	10,664,427	11,369,112
Pool# 874142 5.56%, 12/01/21	11,336,955	13,383,231
Pool# AK2659 2.50%, 02/01/27	9,947,807	10,269,289
Pool# AK3900 2.50%, 03/01/27	12,098,693	12,489,684
Pool# AK6980 2.50%, 03/01/27	12,415,653	12,816,888
Pool# AK8393 2.50%, 03/01/27	2,982,657	3,079,047
Pool# AK9461 2.50%, 03/01/27	16,906,642	17,453,011
Pool# 745684 2.63%, 04/01/34(a)	12,911,382	13,704,396
Pool# 790760 2.35%, 09/01/34(a)	3,777,544	4,015,565
Pool# 799144 2.17%, 04/01/35(a)	1,993,150	2,105,986
Pool# 822705 2.88%, 04/01/35(a)	1,976,859	2,106,873
Pool# 821377 2.61%, 05/01/35(a)	3,096,101	3,307,019
Pool# 815217 2.62%, 05/01/35(a)	2,243,811	2,396,630
Pool# 783609 2.94%, 05/01/35(a)	4,846,429	5,182,275
Pool# 826181 3.94%, 07/01/35(a)	10,662,555	11,338,535
Pool# 873932 6.31%, 08/01/36	7,876,403	9,622,246
Pool# 745866 2.26%, 09/01/36(a)	13,659,183	14,416,308
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	279,935	299,334
Pool# 748484 3.50%, 08/15/25	1,052,772	1,125,729
Pool# 682492 3.50%, 10/15/25	2,662,291	2,846,787
Pool# 719433 3.50%, 10/15/25	1,762,212	1,884,332
Pool# 682497 3.50%, 11/15/25	3,074,369	3,287,421
Pool# 705178 3.50%, 11/15/25	1,361,025	1,455,344
Pool# 707690 3.50%, 11/15/25	924,445	988,509

8	Semiannual Report 2012

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 733504
3.50%, 11/15/25	$3,466,999	$3,707,261
Pool# 740930 3.50%, 11/15/25	966,636	1,033,624
Pool# 742371 3.50%, 11/15/25	1,046,017	1,118,505
Pool# 749618 3.50%, 11/15/25	3,668,974	3,923,233
Pool# 750403 3.50%, 11/15/25	769,202	822,507
Pool# 682502 3.50%, 12/15/25	2,717,164	2,905,462
Pool# 755650 3.50%, 12/15/25	11,883,560	12,707,085

Total U.S. Government Mortgage Backed Agencies (cost $332,085,692)		346,771,211

U.S. Government Sponsored & Agency Obligations 24.4%
Federal Agricultural Mortgage Corp.
Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	25,000,000	29,408,575
Federal Home Loan Bank
2.38%, 03/14/14	10,000,000	10,340,360
Federal Home Loan Mortgage Corp.
0.60%, 12/06/13	30,000,000	30,006,060
0.63%, 03/06/15	20,000,000	20,053,340
1.00%, 03/08/17	25,000,000	25,135,225
Federal National Mortgage Association
2.25%, 03/15/16	50,000,000	52,759,600
Lightship Tankers III LLC
6.50%, 06/14/24	5,671,000	6,975,103
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	36,562,050
2.25%, 12/15/17	13,000,000	13,767,195
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	10,000	10,028

Total U.S. Government Sponsored & Agency Obligations (cost $216,047,632)		225,017,536

U.S. Treasury Bonds 9.8%
U.S. Treasury Bonds
6.00%, 02/15/26	40,000,000	58,637,520

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
3.13%, 11/15/41	$30,000,000	$32,250,000

Total U.S. Treasury Bonds (cost $87,694,433)		90,887,520

U.S. Treasury Notes 8.9%
U.S. Treasury Notes
1.25%, 01/31/19	50,000,000	50,687,500
2.00%, 11/15/21	30,000,000	31,103,910

Total U.S. Treasury Notes (cost $80,830,478)		81,791,410

Mutual Fund 4.0%

	Shares	Market Value

Money Market Fund 4.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	36,562,914	36,562,914

Total Mutual Fund (cost $36,562,914)		36,562,914

Total Investments (cost $885,430,608) (d) — 99.9%		922,960,178

Other assets in excess of liabilities — 0.1%		889,012

NET ASSETS — 100.0%		$923,849,190

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $29,408,575 which represents 3.18% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Government Bond Fund
Assets:
Investments, at value (cost $885,430,608)	$922,960,178
Interest and dividends receivable	4,197,363
Receivable for investments sold	561,286
Receivable for capital shares issued	75,212
Prepaid expenses	10,529

Total Assets	927,804,568

Liabilities:
Payable for capital shares redeemed	3,374,910
Accrued expenses and other payables:
Investment advisory fees	363,490
Fund administration fees	25,655
Distribution fees	1,104
Administrative servicing fees	136,202
Accounting and transfer agent fees	1,402
Trustee fees	307
Custodian fees	6,072
Compliance program costs (Note 3)	766
Professional fees	21,362
Printing fees	22,763
Other	1,345

Total Liabilities	3,955,378

Net Assets	$923,849,190

Represented by:
Capital	$845,617,588
Accumulated undistributed net investment income	10,551,996
Accumulated net realized gains from investment transactions	30,150,036
Net unrealized appreciation/(depreciation) from investments	37,529,570

Net Assets	$923,849,190

Net Assets:
Class I Shares	$870,660,639
Class II Shares	5,326,343
Class III Shares	24,055,442
Class IV Shares	23,806,766

Total	$923,849,190

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	71,525,123
Class II Shares	439,541
Class III Shares	1,975,902
Class IV Shares	1,956,117

Total	75,896,683

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.17
Class II Shares	$12.12
Class III Shares	$12.17
Class IV Shares	$12.17

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$11,956,625
Dividend income	33,833

Total Income	11,990,458

EXPENSES:
Investment advisory fees	2,117,739
Fund administration fees	146,932
Distribution fees Class II Shares	6,918
Administrative servicing fees Class I Shares	619,442
Administrative servicing fees Class II Shares	4,151
Administrative servicing fees Class III Shares	18,031
Administrative servicing fees Class IV Shares	17,325
Professional fees	28,088
Printing fees	19,282
Trustee fees	17,791
Custodian fees	16,177
Accounting and transfer agent fees	1,328
Compliance program costs (Note 3)	1,754
Other	14,528

Total Expenses	3,029,486

NET INVESTMENT INCOME	8,960,972

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,872,514
Net change in unrealized appreciation/(depreciation) from investments	5,301,979

Net realized/unrealized gains from investments	8,174,493

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,135,465

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$8,960,972	$24,611,173
Net realized gains from investment transactions	2,872,514	32,320,967
Net change in unrealized appreciation/(depreciation) from investments	5,301,979	8,725,454

Change in net assets resulting from operations	17,135,465	65,657,594

Distributions to Shareholders From:
Net investment income:
Class I	–	(25,269,026)
Class II	–	(171,235)
Class III	–	(770,363)
Class IV	–	(739,597)
Net realized gains:
Class I	–	(2,589,739)
Class II	–	(18,621)
Class III	–	(78,823)
Class IV	–	(72,820)

Change in net assets from shareholder distributions	–	(29,710,224)

Change in net assets from capital transactions	27,748,014	(135,314,080)

Change in net assets	44,883,479	(99,366,710)

Net Assets:
Beginning of period	878,965,711	978,332,421

End of period	$923,849,190	$878,965,711

Accumulated undistributed net investment income at end of period	$10,551,996	$1,591,024

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$116,037,504	$97,185,556
Dividends reinvested	–	27,858,765
Cost of shares redeemed	(84,509,335)	(250,213,755)

Total Class I	31,528,169	(125,169,434)

Class II Shares
Proceeds from shares issued	13,388	72,714
Dividends reinvested	–	189,856
Cost of shares redeemed	(648,106)	(2,608,823)

Total Class II	(634,718)	(2,346,253)

Class III Shares
Proceeds from shares issued	4,542,891	11,613,417
Dividends reinvested	–	849,186
Cost of shares redeemed	(7,198,474)	(14,709,439)

Total Class III	(2,655,583)	(2,246,836)

12	Semiannual Report 2012

	NVIT Government Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class IV Shares
Proceeds from shares issued	$1,429,060	$1,817,933
Dividends reinvested	–	812,417
Cost of shares redeemed	(1,918,914)	(8,181,907)

Total Class IV	(489,854)	(5,551,557)

Change in net assets from capital transactions	$27,748,014	$(135,314,080)

SHARE TRANSACTIONS:
Class I Shares
Issued	9,622,511	8,249,777
Reinvested	–	2,357,225
Redeemed	(7,061,739)	(21,249,779)

Total Class I Shares	2,560,772	(10,642,777)

Class II Shares
Issued	1,120	6,165
Reinvested	–	16,124
Redeemed	(54,333)	(224,105)

Total Class II Shares	(53,213)	(201,816)

Class III Shares
Issued	376,018	979,610
Reinvested	–	71,819
Redeemed	(604,816)	(1,255,468)

Total Class III Shares	(228,798)	(204,039)

Class IV Shares
Issued	117,799	154,957
Reinvested	–	68,793
Redeemed	(160,243)	(697,660)

Total Class IV Shares	(42,444)	(473,910)

Total change in shares	2,236,317	(11,522,542)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.93	0.12	0.12	0.24	–	–	–	–	$12.17	2.01%	$870,660,639	0.69%	2.04%	0.69%	31.40%
Year Ended December 31, 2011(e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%	$822,948,756	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%	$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$1,125,363,950	0.71%	3.39%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0.70%	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0.72%	87.90%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.89	0.11	0.12	0.23	–	–	–	–	$12.12	1.93%	$5,326,343	0.94%	1.80%	0.94%	31.40%
Year Ended December 31, 2011(e)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%	$5,860,810	0.93%	2.42%	0.93%	87.44%
Year Ended December 31, 2010(e)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%	$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009(e)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%	$10,532,918	0.96%	3.14%	0.96%	65.87%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0.94%	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0.97%	87.90%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.93	0.12	0.12	0.24	–	–	–	–	$12.17	2.01%	$24,055,442	0.69%	2.05%	0.69%	31.40%
Year Ended December 31, 2011(e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.26%	$26,312,140	0.68%	2.64%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.74	0.36	0.20	0.56	(0.36)	(0.45)	(0.81)	–	$11.49	4.79%	$27,670,204	0.68%	2.98%	0.68%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$22,621,617	0.71%	3.41%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0.69%	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0.73%	87.90%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$11.93	0.12	0.12	0.24	–	–	–	–	$12.17	2.01%	$23,806,766	0.69%	2.04%	0.69%	31.40%
Year Ended December 31, 2011(e)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%	$23,844,005	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(e)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%	$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%	$31,357,559	0.71%	3.40%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0.71%	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0.71%	87.90%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

16	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$81,444,095	$—	$81,444,095
Mutual Fund	36,562,914	—	—	36,562,914
Sovereign Bond	—	60,485,492	—	60,485,492
U.S. Government Mortgage Backed Agencies	—	346,771,211	—	346,771,211
U.S. Government Sponsored & Agency Obligations	—	225,017,536	—	225,017,536
U.S. Treasury Bonds	—	90,887,520	—	90,887,520
U.S. Treasury Notes	—	81,791,410	—	81,791,410
Total	$36,562,914	$886,397,264	$—	$922,960,178

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.

Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

18	Semiannual Report 2012

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $690,026 for the six months ended June 30, 2012.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,754.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $658,949 in administrative services fees from the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $10,470.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $30,967.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $319,397,150 and sales of $268,909,626 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $121,024,063 and sales of $31,431,679 of U.S. Government Securities.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$885,430,608	$37,665,608	$(136,038)	$37,529,570

20	Semiannual Report 2012

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007- 2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4] , Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4] , and is a Senior Vice President of NFS[4] . From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4] .	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Income Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes

2	Semiannual Report 2012

state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Income Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,022.50	2.26	0.45
	Hypothetical	[c]	1,000.00	1,022.63	2.26	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Income Bond Fund
June 30, 2012 (Unaudited)

Asset Allocation†
Fixed Income Funds	100.4%
Liabilities in excess of other assets	(0.4%)

100.0%

Top Holdings††
NVIT Short-Term Bond Fund, Class Y	30.9%
NVIT Bond Index Fund, Class Y	29.7%
NVIT Core Bond Fund, Class Y	27.8%
Vanguard Short-Term Bond Index Fund, ETF Shares	11.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 88.8%

	Shares	Market Value

Fixed Income Funds 88.8%
NVIT Bond Index Fund, Class Y (a)	28,644	$317,949
NVIT Core Bond Fund, Class Y (a)	26,286	297,037
NVIT Short-Term Bond Fund, Class Y (a)	31,316	330,385

Total Mutual Funds (cost $899,808)		945,371

Exchange Traded Fund 11.6%
Fixed Income Fund 11.6%
Vanguard Short-Term Bond Index Fund, ETF Shares	1,527	123,886

Total Exchange Traded Fund (cost $122,681)		123,886

Total Investments (cost $1,022,489) (b) — 100.4%		1,069,257

Liabilities in excess of other assets — (0.4)%		(3,978)

NET ASSETS — 100.0%		$1,065,279

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Income Bond Fund
Assets:
Investments in affiliates, at value (cost $899,808)	$945,371
Investments in non-affiliates, at value (cost $122,681)	123,886

Total Investments	1,069,257

Cash	24
Receivable from adviser	5,191
Prepaid expenses	1,127

Total Assets	1,075,599

Liabilities:
Accrued expenses and other payables:
Fund administration fees	3,510
Distribution fees	218
Accounting and transfer agent fees	16
Trustee fees	18
Custodian fees	13
Compliance program costs (Note 3)	5
Professional fees	4,091
Printing fees	2,449

Total Liabilities	10,320

Net Assets	$1,065,279

Represented by:
Capital	$1,017,292
Accumulated distributions in excess of net investment loss	(1,494)
Accumulated net realized gains from investment transactions	2,713
Net unrealized appreciation/(depreciation) from investments in affiliates	45,563
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,205

Net Assets	$1,065,279

Net Assets:
Class II Shares	$1,065,279

Total	$1,065,279

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	101,751

Total	101,751

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.47

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Income Bond Fund
INVESTMENT INCOME:
Dividend income	$835

Total Income	835

EXPENSES:
Investment advisory fees	2,571
Fund administration fees	20,224
Distribution fees Class II Shares	1,312
Professional fees	5,831
Printing fees	4,684
Trustee fees	25
Custodian fees	27
Accounting and transfer agent fees	18
Compliance program costs (Note 3)	5
Other	1,774

Total expenses before earnings credit and expenses reimbursed	36,471

Earnings credit (Note 5)	(12)
Expenses reimbursed by adviser (Note 3)	(34,098)

Net Expenses	2,361

NET INVESTMENT LOSS	(1,526)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	47
Net realized gains from investment transactions with affiliates	1,546
Net realized gains from investment transactions with non-affiliates	55

Net realized gains from investment transactions with affiliates and non-affiliates	1,648

Net change in unrealized appreciation/(depreciation) from investments in affiliates	23,338
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	389

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	23,727

Net realized/unrealized gains from affiliated and non-affiliated investments	25,375

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,849

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Changes in Net Assets

	NVIT Income Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Period ended December 31, 2011(a)
Operations:
Net investment income/(loss)	$(1,526)	$17,230
Net realized gains from investment transactions with affiliates and non-affiliates	1,648	1,159
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	23,727	23,041

Change in net assets resulting from operations	23,849	41,430

Distributions to Shareholders From:
Net investment income:
Class II	–	(17,895)

Change in net assets from shareholder distributions	–	(17,895)

Change in net assets from capital transactions	–	1,017,895

Change in net assets	23,849	1,041,430

Net Assets:
Beginning of period	1,041,430	–

End of period	$1,065,279	$1,041,430

Accumulated distributions in excess of net investment income/(loss) at end of period	$(1,494)	$32

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$–	$1,000,000
Dividends reinvested	–	17,895
Cost of shares redeemed	–	–

Total Class II	–	1,017,895

Change in net assets from capital transactions	$–	$1,017,895

SHARE TRANSACTIONS:
Class II Shares
Issued	–	100,000
Reinvested	–	1,751
Redeemed	–	–

Total Class II Shares	–	101,751

Total change in shares	–	101,751

Amounts designated as "–" are zero or have been rounded to zero.

(a)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Income Bond Fund

	Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$10.24	(0.01)	0.24	0.23	–	–	$10.47	2.25%	$1,065,279	0.45%	(0.29%	)	6.95%	3.46%
Period Ended December 31, 2011(d)(e)	$10.00	0.17	0.25	0.42	(0.18)	(0.18)	$10.24	4.19%	$1,041,430	0.45%	2.20%		3.81%	3.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2012 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent

14	Semiannual Report 2012

pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange-Traded Fund	$123,886	$—	$—	$123,886
Mutual Funds	945,371	—	—	945,371
Total	$1,069,257	$—	$—	$1,069,257

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no significant transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period ended 2011 is subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.49%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.20% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved

16	Semiannual Report 2012

by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2012(a)	Six Months Ended June 30, 2012 Amount	Total
$26,358	$34,098	$60,456

(a) For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $5.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, NFS received no administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT Bond Index Fund, Class Y	$314,557	$10,369	$14,155	$—	$764	$317,949
NVIT Core Bond Fund, Class Y	289,768	9,653	13,179	—	630	297,037
NVIT Short Term Bond Fund, Class Y	327,652	11,442	15,620	—	152	330,385

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $36,650 and sales of $48,916 (excluding short-term securities).

18	Semiannual Report 2012

7.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,022,490	$46,767	$(—)	$46,767

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	19

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

20	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	23

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

24	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	27

NVIT International Equity Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering
-0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT International Equity Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,046.30	5.80	1.14
	Hypothetical	[b]	1,000.00	1,019.19	5.72	1.14
Class III Shares	Actual		1,000.00	1,046.20	5.80	1.14
	Hypothetical	[b]	1,000.00	1,019.19	5.72	1.14
Class VI Shares	Actual		1,000.00	1,045.10	7.07	1.39
	Hypothetical	[b]	1,000.00	1,017.95	6.97	1.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT International Equity Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	88.6%
Mutual Fund	8.3%
Preferred Stock	1.3%
Other assets in excess of liabilities	1.8%

100.0%

Top Industries ††
Media	8.4%
Oil, Gas & Consumable Fuels	7.6%
Pharmaceuticals	6.5%
Commercial Banks	5.9%
Food Products	3.6%
Tobacco	3.6%
Chemicals	3.5%
Beverages	3.4%
Wireless Telecommunication Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Other Industries	51.3%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	8.5%
Compass Group PLC	2.3%
Anheuser-Busch InBev NV	2.3%
Imperial Tobacco Group PLC	2.0%
SAP AG	1.9%
Reed Elsevier PLC	1.7%
Banco Bradesco SA—Preference Shares	1.6%
America Movil SAB de CV	1.6%
British American Tobacco PLC	1.6%
Teva Pharmaceutical Industries Ltd.	1.6%
Other Holdings	74.9%

100.0%

Top Countries ††
United Kingdom	17.3%
Japan	8.6%
United States	8.5%
Switzerland	7.8%
Canada	7.7%
France	6.2%
Germany	5.9%
Australia	5.3%
Mexico	4.0%
Netherlands	3.4%
Other Countries	25.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT International Equity Fund

Common Stocks 88.6%

	Shares	Market Value

AUSTRALIA 5.2%
Biotechnology 1.4%
CSL Ltd.	34,008	$1,379,423

Commercial Services & Supplies 1.4%
Brambles Ltd.	214,249	1,358,832

Energy Equipment & Services 1.4%
WorleyParsons Ltd.	51,019	1,324,796

Metals & Mining 1.0%
BHP Billiton Ltd.	28,818	938,670

		5,001,721

BELGIUM 2.3%
Beverages 2.3%
Anheuser-Busch InBev NV	27,292	2,151,736

BRAZIL 1.6%
Commercial Banks 1.6%
Banco Bradesco SA — Preference Shares, ADR	104,552	1,554,688

CANADA 7.6%
Chemicals 2.0%
Agrium, Inc.	9,952	882,005
Potash Corp. of Saskatchewan, Inc.	23,616	1,032,228

		1,914,233

Information Technology Services 0.9%
CGI Group, Inc., Class A *	37,511	901,576

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,190	867,180

Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	19,085	511,945
Cenovus Energy, Inc.	24,148	767,774
Suncor Energy, Inc.	50,335	1,455,518

		2,735,237

Road & Rail 0.9%
Canadian National Railway Co.	9,745	824,128

		7,242,354

CHINA 1.9%
Commercial Banks 1.0%
Industrial & Commercial Bank of China, H Shares	1,770,260	992,387

Internet Software & Services 0.1%
Baidu, Inc., ADR *	581	66,803

Oil, Gas & Consumable Fuels 0.8%
CNOOC Ltd.	390,000	786,287

		1,845,477

DENMARK 1.2%
Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B	8,035	1,165,371

Common Stocks (continued)

	Shares	Market Value

FRANCE 6.1%
Auto Components 0.5%
Cie Generale des Etablissements Michelin, Class B	7,886	$515,952

Electrical Equipment 1.0%
Schneider Electric SA	17,025	946,313

Food Products 0.9%
Danone SA	14,099	876,205

Information Technology Services 0.8%
Cap Gemini SA	19,532	718,890

Media 1.7%
Eutelsat Communications SA	20,610	634,000
Publicis Groupe SA	22,515	1,029,691

		1,663,691

Oil, Gas & Consumable Fuels 0.5%
Total SA	11,326	509,771

Personal Products 0.7%
L'Oreal SA	5,268	616,384

		5,847,206

GERMANY 4.4%
Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA	15,130	1,068,605

Software 1.9%
SAP AG	29,737	1,760,889

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	19,002	1,362,025

		4,191,519

HONG KONG 3.1%
Hotels, Restaurants & Leisure 0.8%
Galaxy Entertainment Group Ltd. *	300,000	754,759

Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	113,000	980,151

Wireless Telecommunication Services 1.3%
China Mobile Ltd.	111,000	1,218,502

		2,953,412

IRELAND 1.6%
Media 1.0%
WPP PLC	82,637	1,003,192

Pharmaceuticals 0.6%
Shire PLC	19,260	554,108

		1,557,300

ISRAEL 1.5%
Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	37,178	1,466,300

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

JAPAN 8.4%
Auto Components 1.3%
Denso Corp.	35,500	$1,213,071

Automobiles 1.2%
Toyota Motor Corp.	28,100	1,134,179

Electrical Equipment 0.7%
Nidec Corp.	8,700	661,494

Electronic Equipment, Instruments & Components 1.1%
Keyence Corp.	4,430	1,095,863

Machinery 1.3%
FANUC Corp.	4,600	756,153
Komatsu Ltd.	22,300	532,331

		1,288,484

Office Electronics 1.5%
Canon, Inc.	36,000	1,436,779

Specialty Retail 1.3%
Yamada Denki Co., Ltd.	23,810	1,219,034

		8,048,904

MEXICO 3.9%
Beverages 1.1%
Fomento Economico Mexicano SAB de
CV, ADR	11,590	1,034,408

Media 1.2%
Grupo Televisa SAB, ADR	54,182	1,163,829

Wireless Telecommunication Services 1.6%
America Movil SAB de CV Series L,
ADR	58,704	1,529,826

		3,728,063

NETHERLANDS 3.4%
Food & Staples Retailing 0.7%
Koninklijke Ahold NV	53,374	661,160

Food Products 1.2%
Unilever NV, CVA	34,180	1,141,798

Oil, Gas & Consumable Fuels 1.3%
Royal Dutch Shell PLC, Class B	34,784	1,214,787

Wireless Telecommunication Services 0.2%
VimpelCom Ltd., ADR	27,333	221,671

		3,239,416

RUSSIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR	56,131	532,986

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 2.6%
Commercial Banks 1.2%
United Overseas Bank Ltd.	78,627	$1,167,574

Industrial Conglomerates 1.4%
Keppel Corp., Ltd.	159,048	1,303,004

		2,470,578

SOUTH KOREA 2.5%
Auto Components 1.2%
Hyundai Mobis	4,720	1,144,110

Internet Software & Services 1.3%
NHN Corp.	5,464	1,198,441

		2,342,551

SPAIN 1.0%
Information Technology Services 1.0%
Amadeus IT Holding SA, Class A	47,379	1,003,782

SWEDEN 2.9%
Commercial Banks 1.1%
Swedbank AB, Class A	65,155	1,026,450

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	76,478	699,752

Diversified Financial Services 0.6%
Investment AB Kinnevik, Class B	26,638	534,686

Machinery 0.5%
Volvo AB, Class B	41,303	472,238

		2,733,126

SWITZERLAND 7.7%
Capital Markets 0.9%
Julius Baer Group Ltd. *	23,391	848,080

Chemicals 1.5%
Syngenta AG REG	4,158	1,423,388

Electrical Equipment 0.8%
ABB Ltd. REG *	46,335	756,567

Food Products 1.5%
Nestle SA REG	23,848	1,423,198

Media 0.8%
Informa PLC	124,599	743,477

Pharmaceuticals 2.2%
Novartis AG REG	17,641	986,332
Roche Holding AG	6,858	1,184,603

		2,170,935

		7,365,645

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Taiwan Semiconductor Manufacturing
Co., Ltd. *	407,000	$1,114,150

TURKEY 0.9%
Commercial Banks 0.9%
Akbank TAS	225,404	826,384

UNITED KINGDOM 17.0%
Food & Staples Retailing 0.4%
Tesco PLC	73,240	355,933

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	83,198	832,185

Hotels, Restaurants & Leisure 2.3%
Compass Group PLC	208,184	2,185,313

Independent Power Producers & Energy Traders 0.6%
International Power PLC	83,595	546,601

Media 3.3%
British Sky Broadcasting Group PLC	72,900	794,748
Pearson PLC	39,310	779,979
Reed Elsevier PLC	201,203	1,612,672

		3,187,399

Multiline Retail 1.4%
Next PLC	26,081	1,309,583

Multi-Utilities 0.9%
Centrica PLC	173,273	866,358

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC	70,176	1,436,606

Pharmaceuticals 0.7%
GlaxoSmithKline PLC	31,301	710,972

Specialty Retail 1.5%
Kingfisher PLC	312,702	1,410,604

Tobacco 3.5%
British American Tobacco PLC	29,759	1,512,947
Imperial Tobacco Group PLC	48,368	1,863,533

		3,376,480

		16,218,034

Total Common Stocks (cost $87,482,283)		84,600,703

Preferred Stock 1.3%

	Shares	Market Value

GERMANY 1.3%
Automobiles 1.3%
Volkswagen AG	8,149	$1,291,030

Total Preferred Stock (cost $1,430,284)		1,291,030

Mutual Fund 8.3%

	Shares	Market Value

Money Market Fund 8.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	7,943,631	7,943,631

Total Mutual Fund (cost $7,943,631)		7,943,631

Total Investments (cost $96,856,198) (b) — 98.2%		93,835,364

Other assets in excess of liabilities — 1.8%		1,687,661

NET ASSETS — 100.0%		$95,523,025

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT International Equity Fund
Assets:
Investments, at value (cost $96,856,198)	$93,835,364
Foreign currencies, at value (cost $221,082)	209,519
Dividends receivable	215,430
Receivable for investments sold	941,281
Receivable for capital shares issued	309,143
Reclaims receivable	284,351
Prepaid expenses	2,507

Total Assets	95,797,595

Liabilities:
Payable for investments purchased	151,231
Payable for capital shares redeemed	12,509
Cash overdraft (Note 2)	2,831
Accrued expenses and other payables:
Investment advisory fees	60,230
Fund administration fees	8,486
Distribution fees	5,070
Administrative servicing fees	12,547
Accounting and transfer agent fees	998
Trustee fees	30
Deferred capital gain country tax	937
Custodian fees	715
Compliance program costs (Note 3)	80
Professional fees	10,923
Printing fees	7,983

Total Liabilities	274,570

Net Assets	$95,523,025

Represented by:
Capital	$110,003,549
Accumulated undistributed net investment income	1,051,431
Accumulated net realized losses from investment and foreign currency	(12,512,967)
Net unrealized appreciation/(depreciation) from investments	(3,020,834)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,846

Net Assets	$95,523,025

Net Assets:
Class I Shares	$16,670,580
Class III Shares	52,999,477
Class VI Shares	25,852,968

Total	$95,523,025

2012 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT International Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,992,019
Class III Shares	6,324,287
Class VI Shares	3,101,597

Total	11,417,903

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.37
Class III Shares	$8.38
Class VI Shares	$8.34

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$1,751,064
Income from securities lending (Note 2)	47
Other income	25
Foreign tax withholding	(111,394)

Total Income	1,639,742

EXPENSES:
Investment advisory fees	393,691
Fund administration fees	51,717
Distribution fees Class VI Shares	32,909
Administrative servicing fees Class I Shares	12,544
Administrative servicing fees Class III Shares	41,528
Administrative servicing fees Class VI Shares	19,746
Professional fees	20,644
Printing fees	9,808
Trustee fees	2,011
Custodian fees	1,985
Accounting and transfer agent fees	2,282
Compliance program costs (Note 3)	211
Other	3,483

Total expenses before earnings credit	592,559

Earnings credit (Note 5)	(7)

Net Expenses	592,552

NET INVESTMENT INCOME	1,047,190

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions †	(1,868,391)
Net realized losses from foreign currency transactions (Note 2)	(17,347)

Net realized losses from investment and foreign currency transactions	(1,885,738)

Net change in unrealized appreciation/(depreciation) from investments	5,376,955
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,791)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,365,164

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	3,479,426

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,526,616

†	Net of capital gain country taxes of $1.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,047,190	$1,197,528
Net realized gains/(losses) from investment and foreign currency transactions	(1,885,738)	13,700,521
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,365,164	(25,819,666)

Change in net assets resulting from operations	4,526,616	(10,921,617)

Distributions to Shareholders From:
Net investment income:
Class I	–	(199,895)
Class III	–	(790,025)
Class VI	–	(300,815)

Change in net assets from shareholder distributions	–	(1,290,735)

Change in net assets from capital transactions	(6,284,644)	9,625,214

Change in net assets	(1,758,028)	(2,587,138)

Net Assets:
Beginning of period	97,281,053	99,868,191

End of period	$95,523,025	$97,281,053

Accumulated undistributed net investment income at end of period	$1,051,431	$4,241

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,201,746	$8,485,040
Proceeds from shares issued from merger (Note 9)	–	10,256,751
Dividends reinvested	–	199,895
Cost of shares redeemed	(2,280,187)	(9,887,280)

Total Class I	(78,441)	9,054,406

Class III Shares
Proceeds from shares issued	739,990	3,590,259
Proceeds from shares issued from merger (Note 9)	–	6,754,556
Dividends reinvested	–	790,025
Cost of shares redeemed	(5,666,499)	(15,692,763)

Total Class III	(4,926,509)	(4,557,923)

Class VI Shares
Proceeds from shares issued	780,580	8,053,993
Proceeds from shares issued from merger (Note 9)	–	2,641,899
Dividends reinvested	–	300,814
Cost of shares redeemed	(2,060,274)	(5,867,975)

Total Class VI	(1,279,694)	5,128,731

Change in net assets from capital transactions	$(6,284,644)	$9,625,214

14	Semiannual Report 2012

	NVIT International Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	261,899	931,115
Issued in merger (Note 9)	–	1,149,022
Reinvested	–	24,618
Redeemed	(272,286)	(1,147,006)

Total Class I Shares	(10,387)	957,749

Class III Shares
Issued	88,889	411,752
Issued in merger (Note 9)	–	755,728
Reinvested	–	95,899
Redeemed	(669,696)	(1,787,613)

Total Class III Shares	(580,807)	(524,234)

Class VI Shares
Issued	93,826	937,244
Issued in merger (Note 9)	–	296,928
Reinvested	–	36,791
Redeemed	(244,686)	(669,331)

Total Class VI Shares	(150,860)	601,632

Total change in shares	(742,054)	1,035,147

Amounts designated as "—" are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Begi nning of Period	Net Invest ment Income	Net Realized and Unrea lized Gains (Losses) from Invest ments	Total from Opera tions	Net Invest ment Income	Net Realized Gains	Return of Capital	Total Distri butions	Rede mption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Invest ment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbur sements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.00	0.09	0.28	0.37	–	–	–	–	–	$8.37	4.63%	$16,670,580	1.14%	2.22%	1.14%	13.64%
Year Ended December 31, 2011(e)	$8.97	0.09	(0.95)	(0.86)	(0.11)	–	–	(0.11)	–	$8.00	(9.76)%	$16,018,649	1.18%	1.01%	1.18%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.01	0.11	0.93	1.04	(0.08)	–	–	(0.08)	–	$8.97	13.29%	$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.08	1.75	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.01	29.72%	$9,333,669	1.13%	1.17%	1.13%	330.92%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06)%	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	–	(1.15)	–	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.01	0.09	0.28	0.37	–	–	–	–	–	$8.38	4.62%	$52,999,477	1.14%	2.19%	1.14%	13.64%
Year Ended December 31, 2011(e)	$8.99	0.11	(0.98)	(0.87)	(0.11)	–	–	(0.11)	–	$8.01	(9.76)%	$55,315,066	1.17%	1.28%	1.17%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.02	0.11	0.94	1.05	(0.08)	–	–	(0.08)	–	$8.99	13.27%	$66,763,599	1.11%	1.36%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.26	0.07	1.76	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.02	29.67%	$71,006,135	1.13%	0.99%	1.13%	330.92%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04)%	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	–	(1.16)	–	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.98	0.08	0.28	0.36	–	–	–	–	–	$8.34	4.51%	$25,852,968	1.39%	1.95%	1.39%	13.64%
Year Ended December 31, 2011(e)	$8.95	0.09	(0.96)	(0.87)	(0.10)	–	–	(0.10)	–	$7.98	(10.00)%	$25,947,338	1.43%	0.99%	1.43%	113.73%	(f)
Year Ended December 31, 2010(d)	$8.00	0.08	0.94	1.02	(0.07)	–	–	(0.07)	–	$8.95	13.00%	$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.03	1.79	1.82	(0.06)	–	(0.01)	(0.07)	–	$8.00	29.45%	$20,086,634	1.34%	0.44%	1.34%	330.92%
Period Ended December 31, 2008(g)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92)%	$3,031,438	1.44%	0.76%	1.44%	139.07%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity
(g)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$2,873,133	$—	$2,873,133
Automobiles	—	1,134,179	—	1,134,179
Beverages	1,034,408	2,151,736	—	3,186,144
Biotechnology	—	1,379,423	—	1,379,423
Capital Markets	—	848,080	—	848,080
Chemicals	1,914,233	1,423,388	—	3,337,621
Commercial Banks	1,554,688	4,012,795	—	5,567,483
Commercial Services & Supplies	—	1,358,832	—	1,358,832
Communications Equipment	—	699,752	—	699,752
Diversified Financial Services	—	534,686	—	534,686
Electrical Equipment	—	2,364,374	—	2,364,374
Electronic Equipment, Instruments & Components	—	1,095,863	—	1,095,863
Energy Equipment & Services	—	1,324,796	—	1,324,796
Food & Staples Retailing	—	1,017,093	—	1,017,093
Food Products	—	3,441,201	—	3,441,201
Health Care Equipment & Supplies	—	832,185	—	832,185
Health Care Providers & Services	—	1,068,605	—	1,068,605
Hotels, Restaurants & Leisure	—	2,940,072	—	2,940,072
Independent Power Producers & Energy Traders	—	546,601	—	546,601
Industrial Conglomerates	—	2,283,155	—	2,283,155
Information Technology Services	901,576	1,722,672	—	2,624,248
Insurance	867,180	—	—	867,180
Internet Software & Services	66,803	1,198,441	—	1,265,244
Machinery	—	1,760,722	—	1,760,722
Media	1,163,829	6,597,759	—	7,761,588
Metals & Mining	—	938,670	—	938,670
Multiline Retail	—	1,309,583	—	1,309,583
Multi-Utilities	—	866,358	—	866,358
Office Electronics	—	1,436,779	—	1,436,779
Oil, Gas & Consumable Fuels	2,735,237	4,480,437	—	7,215,674
Personal Products	—	616,384	—	616,384
Pharmaceuticals	1,466,300	4,601,386	—	6,067,686
Road & Rail	824,128	—	—	824,128
Semiconductors & Semiconductor Equipment	—	1,114,150	—	1,114,150
Software	—	1,760,889	—	1,760,889
Specialty Retail	—	2,629,638	—	2,629,638
Textiles, Apparel & Luxury Goods	—	1,362,025	—	1,362,025
Tobacco	—	3,376,480	—	3,376,480
Wireless Telecommunication Services	1,751,497	1,218,502	—	2,969,999
Total Common Stocks	14,279,879	70,320,824	—	84,600,703
Mutual Fund	7,943,631	—	—	7,943,631
Preferred Stock*	—	1,291,030	—	1,291,030
Total	$22,223,510	$71,611,854	$—	$93,835,364
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments in Level 3 securities.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $2,831 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At June 30, 2012, the Fund held no repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while

20	Semiannual Report 2012

simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

At June 30, 2012, the Fund had no portfolio securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (“Invesco”) (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to $2 billion	0.75%
$2 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

22	Semiannual Report 2012

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $211.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class VI shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $73,818 in administrative services fees from the Fund.

4. Redemption	Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,040.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $19,256.

5. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment	Transactions

For the six months ended June 30, 2012, the Fund had purchases of $12,230,758 and sales of $19,176,747 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Merger

At close of business on June 24, 2011, the Fund acquired all of the net assets of NVIT Worldwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by (i) the Board of Trustees at a meeting held on March 11, 2011, and (ii) shareholders of NVIT Worldwide Leaders Fund at a meeting held on June 20, 2011. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax free exchange of 2,201,678 shares of the Fund, valued at $19,653,206, for the assets of NVIT Worldwide Leaders Fund. The investment portfolio of NVIT Worldwide Leaders Fund, with a fair value and identified cost of $18,822,979 and $18,185,421, respectively at June 24, 2011, was the principal asset acquired by the Fund. The net assets of the Fund immediately before the acquisition were $97,308,881. The combined net assets of the Fund immediately following the acquisition were $116,962,087. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

24	Semiannual Report 2012

The following pro forma information for the period ended December 31, 2011 is provided as though the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund:

—	Net investment income/loss $566,288;

—	Net gain/loss on investments $15,755,988;

—	Net change in unrealized appreciation/depreciation $28,304,310; and

—	Net increase/decrease in net assets resulting from operations $(11,982,034).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Worldwide Leaders Fund that have been included in the Fund’s Statement of Operations since June 24, 2011.

10. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $144 of brokerage commissions.

11. Federal	Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$97,322,970	$4,819,622	$(8,307,228)	$(3,487,606)

12. Subsequent	Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	25

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

26	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

28	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86

Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex

Corporation

(construction

equipment), and

Minerals

Technology, Inc.

(specialty

chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

30	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

32	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	33

NVIT International Index Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

27	Statement of Assets and Liabilities

29	Statement of Operations

30	Statements of Changes in Net Assets

32	Financial Highlights

33	Notes to Financial Statements

44	Supplemental Information

47	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business

2	Semiannual Report 2012

and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund

Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012 (Unaudited)

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT International Index Fund		Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class II Shares	Actual	1,000.00	1,035.90	3.59	0.71
	Hypothetical[b]	1,000.00	1,021.33	3.57	0.71
Class VI Shares	Actual	1,000.00	1,035.90	3.59	0.71
	Hypothetical[b]	1,000.00	1,021.33	3.57	0.71
Class VIII Shares	Actual	1,000.00	1,034.50	4.35	0.86
	Hypothetical[b]	1,000.00	1,020.59	4.32	0.86
Class Y Shares	Actual	1,000.00	1,038.60	1.57	0.31
	Hypothetical[b]	1,000.00	1,023.32	1.56	0.31

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT International Index Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.5%
Repurchase Agreements	6.1%
Preferred Stocks	0.5%
Mutual Fund††	0.0%
Rights††	0.0%
Liabilities in excess of other assets	(5.1%)

100.0%

Top Industries †
Commercial Banks	11.3%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	6.9%
Metals & Mining	4.5%
Insurance	4.2%
Food Products	4.1%
Chemicals	3.4%
Automobiles	3.5%
Diversified Telecommunication Services	3.0%
Machinery	2.6%
Other Industries*	48.4%

100.0%

Top Holdings †††
Royal Dutch Shell PLC, Class A	2.1%
Nestle SA	1.9%
HSBC Holdings PLC	1.5%
Vodafone Group PLC	1.4%
Novartis AG	1.2%
BP PLC	1.2%
Roche Holding AG	1.2%
GlaxoSmithKline PLC	1.1%
Toyota Motor Corp.	1.1%
BHP Billiton Ltd.	1.0%
Other Holdings*	86.3%

100.0%

Top Countries †††
Japan	20.5%
United Kingdom	18.8%
Switzerland	8.4%
Australia	8.2%
France	8.2%
Germany	7.5%
Netherlands	4.7%
Sweden	2.9%
Hong Kong	2.8%
Spain	2.5%
Other Countries*	15.5%

100.0%

†	Percentages indicated are based upon Net Assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks 98.5%

	Shares	Market Value

AUSTRALIA 8.6%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	95,213	$391,483

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	176,195

Beverages 0.1%
Coca-Cola Amatil Ltd.	79,983	1,099,160

Biotechnology 0.2%
CSL Ltd.	73,374	2,976,176

Capital Markets 0.1%
Macquarie Group Ltd.	47,507	1,282,874

Chemicals 0.2%
Incitec Pivot Ltd.	228,445	674,903
Orica Ltd.	51,304	1,306,804

		1,981,707

Commercial Banks 2.8%
Australia & New Zealand Banking Group Ltd.	381,007	8,679,379
Bendigo and Adelaide Bank Ltd.	57,273	437,679
Commonwealth Bank of Australia (a)	224,329	12,285,307
National Australia Bank Ltd.	318,361	7,754,511
Westpac Banking Corp. (a)	434,192	9,481,120

		38,637,996

Commercial Services & Supplies 0.1%
Brambles Ltd.	220,175	1,396,417

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	20,780	350,006

Construction Materials 0.0%†
Boral Ltd. (a)	101,892	310,538

Containers & Packaging 0.1%
Amcor Ltd.	173,213	1,264,472

Diversified Financial Services 0.1%
ASX Ltd.	24,652	756,715

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	620,518	2,351,092

Electric Utilities 0.0%†
SP AusNet	223,243	233,961

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	29,706	771,367

Food & Staples Retailing 0.7%
Metcash Ltd. (a)(b)	109,018	377,677
Wesfarmers Ltd.	143,095	4,404,698
Woolworths Ltd.	174,383	4,800,444

		9,582,819

Gas Utilities 0.0%†
APA Group	94,157	483,352

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	7,942	539,364

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,390	$427,296
Sonic Healthcare Ltd.	52,109	681,537

		1,108,833

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	55,304	483,622
Echo Entertainment Group Ltd. (a)	100,037	441,065
TABCORP Holdings Ltd.	103,073	310,826
Tatts Group Ltd.	185,201	499,063

		1,734,576

Information Technology Services 0.0%†
Computershare Ltd. (a)	62,773	479,812

Insurance 0.5%
AMP Ltd.	408,063	1,623,812
Insurance Australia Group Ltd.	293,658	1,053,240
QBE Insurance Group Ltd.	165,379	2,285,661
Suncorp Group Ltd.	182,208	1,522,543

		6,485,256

Media 0.0%†
Fairfax Media Ltd. (a)	318,085	182,462

Metals & Mining 1.7%
Alumina Ltd.	341,642	280,215
BHP Billiton Ltd.	458,139	14,922,656
Fortescue Metals Group Ltd. (a)	201,812	1,031,186
Iluka Resources Ltd. (a)	58,824	694,261
Lynas Corp., Ltd.* (a)	241,943	214,126
Newcrest Mining Ltd. (a)	108,793	2,531,733
OZ Minerals Ltd.	45,341	369,923
Rio Tinto Ltd. (a)	62,118	3,646,756

		23,690,856

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	78,522	157,887

Multi-Utilities 0.1%
AGL Energy Ltd. (a)	78,367	1,190,923

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd. (a)	20,072	280,343
Origin Energy Ltd.	155,050	1,952,696
Santos Ltd.	133,919	1,474,918
Whitehaven Coal Ltd.	64,281	276,352
Woodside Petroleum Ltd.	91,561	2,934,168

		6,918,477

Professional Services 0.0%†
Campbell Brothers Ltd.	9,507	532,980

Real Estate Investment Trusts (REITs) 0.7%
Centro Retail Australia	187,673	380,908
CFS Retail Property Trust Group	289,103	577,021
Dexus Property Group	638,505	610,988
Goodman Group (a)	223,446	846,066

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
GPT Group	209,617	$709,042
Mirvac Group	481,341	632,473
Stockland	333,770	1,059,354
Westfield Group	313,068	3,065,371
Westfield Retail Trust	408,207	1,197,349

		9,078,572

Real Estate Management & Development 0.0%†
Lend Lease Group	76,194	566,662

Road & Rail 0.1%
Asciano Ltd.	137,151	616,028
QR National Ltd.	239,450	838,779

		1,454,807

Transportation Infrastructure 0.1%
Sydney Airport	50,860	151,579
Transurban Group	189,126	1,104,688

		1,256,267

		119,424,064

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG*	31,222	592,950
Raiffeisen Bank International AG (a)	7,039	230,457

		823,407

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	46,411	456,169

Electric Utilities 0.0%†
Verbund AG	9,942	227,741

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,886	237,936

Machinery 0.1%
Andritz AG	10,581	544,125

Metals & Mining 0.0%†
Voestalpine AG	15,263	405,376

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,363	671,860

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,788	406,609

		3,773,223

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	114,226	9,005,723

Chemicals 0.1%
Solvay SA	8,501	839,316

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Commercial Banks 0.0%†
KBC Groep NV (a)	22,448	$474,717

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,250	763,644

Diversified Telecommunication Services 0.1%
Belgacom SA	21,385	608,129
Telenet Group Holding NV	8,365	366,034

		974,163

Food & Staples Retailing 0.1%
Colruyt SA (a)	10,603	473,039
Delhaize Group SA	14,187	519,696

		992,735

Insurance 0.0%†
Ageas	339,139	673,487

Metals & Mining 0.0%†
Umicore SA	16,004	739,947

Pharmaceuticals 0.1%
UCB SA	15,884	802,386

Wireless Telecommunication Services 0.0%†
Mobistar SA (a)	4,384	150,143

		15,416,261

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	50,329	1,795,008

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	269,200	215,886

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	15,159	1,196,542

Chemicals 0.1%
Novozymes A/S, Class B	35,128	910,918

Commercial Banks 0.1%
Danske Bank A/S*	92,653	1,288,287

Diversified Telecommunication Services 0.0%†
TDC A/S	71,940	499,959

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	3,201	575,564
William Demant Holding A/S*	3,872	348,047

		923,611

Insurance 0.0%†
Tryg A/S	3,314	186,294

Marine 0.1%
AP Moeller — Maersk A/S, Class A	77	479,281

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Marine (continued)
AP Moeller — Maersk A/S, Class B	188	$1,232,815

		1,712,096

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	57,904	8,398,215

Road & Rail 0.0%†
DSV A/S	26,835	532,084

		15,648,006

FINLAND 0.7%
Auto Components 0.1%
Nokian Renkaat OYJ	15,478	587,965

Communications Equipment 0.1%
Nokia OYJ (a)	532,276	1,085,839

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	18,378	214,467

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,793	398,576

Electric Utilities 0.1%
Fortum OYJ	62,536	1,187,586

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B (a)	8,506	222,362

Insurance 0.1%
Sampo OYJ, Class A	59,377	1,540,528

Machinery 0.2%
Kone OYJ, Class B	21,910	1,323,216
Metso OYJ	18,028	621,590
Wartsila OYJ Abp (a)	23,755	778,262

		2,723,068

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ (a)	16,853	189,646

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	80,995	498,654
UPM-Kymmene OYJ	73,637	833,024

		1,331,678

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,386	253,539

		9,735,254

FRANCE 8.6%
Aerospace & Defense 0.2%
Safran SA	32,944	1,223,424
Thales SA	12,490	412,656
Zodiac Aerospace	4,974	505,980

		2,142,060

Auto Components 0.1%
Cie Generale des Etablissements Michelin, Class B	25,574	1,673,214

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Automobiles 0.1%
Peugeot SA*	32,275	$318,297
Renault SA	27,322	1,091,037

		1,409,334

Beverages 0.3%
Pernod-Ricard SA (a)	30,195	3,228,816
Remy Cointreau SA (a)	3,295	362,008

		3,590,824

Building Products 0.1%
Compagnie de Saint-Gobain (a)	56,943	2,103,999

Chemicals 0.4%
Air Liquide SA	44,242	5,058,125
Arkema SA	8,965	587,820

		5,645,945

Commercial Banks 0.6%
BNP Paribas SA	137,140	5,287,396
Credit Agricole SA*	145,468	641,870
Natixis	137,637	370,747
Societe Generale SA*	99,793	2,340,105

		8,640,118

Commercial Services & Supplies 0.1%
Edenred	24,534	695,523
Societe BIC SA	4,079	421,360

		1,116,883

Communications Equipment 0.0%†
Alcatel-Lucent*	337,991	556,296

Construction & Engineering 0.3%
Bouygues SA	26,312	706,046
Vinci SA (a)	64,317	3,005,865

		3,711,911

Construction Materials 0.1%
Imerys SA	4,635	236,295
Lafarge SA (a)	26,856	1,199,342

		1,435,637

Diversified Financial Services 0.0%†
Eurazeo (a)	3,892	149,873
Wendel SA (a)	4,800	355,438

		505,311

Diversified Telecommunication Services 0.5%
France Telecom SA	262,704	3,454,137
Iliad SA (a)	3,335	482,924
Vivendi SA (a)	182,938	3,399,151

		7,336,212

Electric Utilities 0.1%
Electricite de France SA	33,507	745,516

Electrical Equipment 0.4%
Alstom SA (a)	29,176	923,086

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment (continued)
Legrand SA (a)	34,136	$1,158,588
Schneider Electric SA	74,252	4,127,203

		6,208,877

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas*	18,843	487,369
Technip SA	14,001	1,459,129

		1,946,498

Food & Staples Retailing 0.2%
Carrefour SA (a)	81,580	1,506,407
Casino Guichard Perrachon SA	7,765	682,533

		2,188,940

Food Products 0.4%
Danone SA	82,253	5,111,747

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA (a)	29,013	2,695,302

Hotels, Restaurants & Leisure 0.1%
Accor SA (a)	20,664	647,555
Sodexo	13,258	1,032,308

		1,679,863

Information Technology Services 0.1%
AtoS	7,948	475,315
Cap Gemini SA	21,066	775,349

		1,250,664

Insurance 0.3%
AXA SA	250,091	3,343,394
CNP Assurances* (a)	19,953	243,706
SCOR SE	22,583	547,469

		4,134,569

Machinery 0.0%†
Vallourec SA (a)	14,329	585,500

Media 0.2%
Eutelsat Communications SA	19,198	590,565
JC Decaux SA (a)	9,562	210,867
Lagardere SCA	16,523	461,218
Publicis Groupe SA (a)	20,951	958,163

		2,220,813

Multiline Retail 0.1%
PPR	10,791	1,538,058

Multi-Utilities 0.4%
GDF Suez	176,066	4,198,795
Suez Environnement Co.	38,379	412,669
Veolia Environnement SA	49,041	621,015

		5,232,479

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Oil, Gas & Consumable Fuels 1.0%
Total SA (a)	301,027	$13,548,906

Personal Products 0.3%
L’Oreal SA	34,205	4,002,167

Pharmaceuticals 0.9%
Sanofi	171,502	12,982,849

Professional Services 0.0%†
Bureau Veritas SA	7,689	684,018

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,316	238,416
Gecina SA	2,965	264,320
ICADE (a)	3,272	247,463
Klepierre	13,040	428,545
Unibail-Rodamco SE	12,976	2,390,311

		3,569,055

Software 0.1%
Dassault Systemes SA (a)	8,501	797,579

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,707	1,059,920
LVMH Moet Hennessy Louis Vuitton SA	36,057	5,487,512

		6,547,432

Trading Companies & Distributors 0.0%†
Rexel SA	15,970	272,782

Transportation Infrastructure 0.1%
Aeroports de Paris	4,391	332,119
Groupe Eurotunnel SA REG	79,848	649,028

		981,147

		118,792,505

GERMANY 7.3%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	120,543	2,132,825

Airlines 0.0%†
Deutsche Lufthansa AG REG	32,057	370,604

Auto Components 0.1%
Continental AG	11,400	950,313

Automobiles 0.7%
Bayerische Motoren Werke AG	47,132	3,410,844
Daimler AG REG	128,386	5,769,594
Volkswagen AG	4,117	622,134

		9,802,572

Capital Markets 0.3%
Deutsche Bank AG REG	132,219	4,772,215

Chemicals 1.1%
BASF SE	130,199	9,053,315
K+S AG REG	24,368	1,115,590
Lanxess AG	11,910	753,719
Linde AG	24,289	3,782,786

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Chemicals (continued)
Wacker Chemie AG	2,431	$167,470

		14,872,880

Commercial Banks 0.1%
Commerzbank AG* (a)	508,407	863,499

Construction & Engineering 0.0%†
Hochtief AG*	4,655	225,647

Construction Materials 0.1%
HeidelbergCement AG	19,962	958,363

Diversified Financial Services 0.1%
Deutsche Boerse AG	27,693	1,494,067

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	399,611	4,379,514

Electric Utilities 0.4%
E.ON AG	256,191	5,536,066

Food & Staples Retailing 0.0%†
Metro AG	18,311	533,951

Food Products 0.0%†
Suedzucker AG	9,578	339,784

Health Care Providers & Services 0.3%
Celesio AG	12,373	202,526
Fresenius Medical Care AG & Co. KGaA	29,700	2,097,658
Fresenius SE & Co. KGaA	17,741	1,836,864

		4,137,048

Household Products 0.1%
Henkel AG & Co. KGaA	18,677	1,036,422

Industrial Conglomerates 0.7%
Siemens AG REG	116,973	9,828,911

Insurance 0.8%
Allianz SE REG	64,644	6,502,211
Hannover Rueckversicherung AG REG	8,469	504,486
Muenchener Rueckversicherungs AG REG	25,504	3,598,722

		10,605,419

Internet Software & Services 0.0%†
United Internet AG REG (a)	12,982	223,174

Machinery 0.1%
GEA Group AG	24,710	658,592
MAN SE	6,135	627,463

		1,286,055

Media 0.1%
Axel Springer AG (a)	5,361	230,330
Kabel Deutschland Holding AG*	12,745	794,266

		1,024,596

Metals & Mining 0.1%
Salzgitter AG	5,752	236,782

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Metals & Mining (continued)
ThyssenKrupp AG	54,424	$886,549

		1,123,331

Multi-Utilities 0.2%
RWE AG (a)	69,371	2,836,898

Personal Products 0.1%
Beiersdorf AG	14,210	921,200

Pharmaceuticals 0.7%
Bayer AG REG	117,184	8,444,201
Merck KGaA	9,083	907,087

		9,351,288

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	153,529	1,039,117

Software 0.5%
SAP AG	130,389	7,721,041

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	29,815	2,137,078
Hugo Boss AG	3,073	304,450

		2,441,528

Trading Companies & Distributors 0.0%†
Brenntag AG	6,466	715,576

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,144	276,974

		101,800,878

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	29,465	522,031

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	32,603	204,066

		726,097

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd.	197,120	606,372

HONG KONG 2.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	159,000	257,777

Commercial Banks 0.3%
Bank of East Asia Ltd. (a)	195,340	704,048
BOC Hong Kong Holdings Ltd.	525,000	1,616,189
Hang Seng Bank Ltd. (a)	108,000	1,484,783
Wing Hang Bank Ltd.	24,000	233,369

		4,038,389

Distributors 0.1%
Li & Fung Ltd.	803,600	1,555,971

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Diversified Financial Services 0.2%
First Pacific Co., Ltd.	292,000	$302,877
Hong Kong Exchanges and Clearing Ltd.	146,000	2,100,761

		2,403,638

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	560,000	206,528

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,000	423,766
CLP Holdings Ltd.	257,500	2,188,455
Power Assets Holdings Ltd.	195,500	1,467,069

		4,079,290

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	303,926	111,032

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	740,384	1,572,798

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.* (a)	212,000	533,363
MGM China Holdings Ltd.	142,400	218,350
Shangri-La Asia Ltd.	228,833	439,547
SJM Holdings Ltd.	281,000	526,530

		1,717,790

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	75,511	216,172
Hutchison Whampoa Ltd.	304,000	2,636,867
NWS Holdings Ltd.	189,500	277,157

		3,130,196

Insurance 0.4%
AIA Group Ltd.	1,457,200	5,033,256

Marine 0.0%†
Orient Overseas International Ltd.	29,500	144,684

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	77,899	171,651

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	317,000	1,299,339

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	197,000	2,432,222
Hang Lung Group Ltd.	125,000	772,896
Hang Lung Properties Ltd.	321,000	1,098,019
Henderson Land Development Co., Ltd.	133,000	739,404
Hysan Development Co., Ltd.	92,000	350,686
Kerry Properties Ltd.	104,500	449,682
New World Development Co., Ltd. (a)	514,195	605,904
Sino Land Co., Ltd.	409,000	621,053
Sun Hung Kai Properties Ltd.	223,000	2,651,235
Swire Pacific Ltd., Class A	95,500	1,110,746
Wharf Holdings Ltd.	214,500	1,192,826

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Wheelock & Co., Ltd.	128,000	$486,377

		12,511,050

Road & Rail 0.1%
MTR Corp., Ltd.	204,000	700,302

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd. (a)	27,200	347,681

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	105,500	331,699

Trading Companies & Distributors 0.1%
Noble Group Ltd.	545,945	487,818

		40,100,889

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	27,496
Ryanair Holdings PLC, ADR*	3,400	103,360

		130,856

Commercial Banks 0.0%†
Irish Bank Resolution Corp., Ltd.* (b)	62,537	0

Construction Materials 0.2%
CRH PLC	101,880	1,951,831
James Hardie Industries SE, CDI	61,226	504,806

		2,456,637

Food Products 0.1%
Kerry Group PLC, Class A	21,485	941,888

Media 0.2%
WPP PLC	177,860	2,159,176

Pharmaceuticals 0.2%
Elan Corp. PLC*	72,247	1,059,544
Shire PLC	80,273	2,309,446

		3,368,990

Professional Services 0.1%
Experian PLC	142,817	2,014,884

		11,072,431

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,235	111,391

Chemicals 0.1%
Israel Chemicals Ltd.	61,978	685,747
Israel Corp., Ltd. (The)	346	195,669

		881,416

Commercial Banks 0.1%
Bank Hapoalim BM	146,665	452,327
Bank Leumi Le-Israel BM*	182,797	446,585
Mizrahi Tefahot Bank Ltd.*	16,479	128,569

		1,027,481

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Diversified Telecommunication Services 0.0%†
Bezeq Israeli Telecommunication Corp., Ltd.	263,239	$280,076

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	87,699

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	133,821	5,274,887

Software 0.0%†
NICE Systems Ltd.*	8,823	323,085

		7,986,035

ITALY 2.1%
Aerospace & Defense 0.0%†
Finmeccanica SpA* (a)	56,661	229,102

Auto Components 0.0%†
Pirelli & C. SpA (a)	34,398	362,790

Automobiles 0.1%
Fiat SpA* (a)	126,858	639,593

Capital Markets 0.0%†
Mediobanca SpA	72,338	319,014

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA* (a)	962,286	239,907
Banco Popolare Societa Cooperativa*	246,904	331,511
Intesa Sanpaolo SpA (a)	1,424,063	2,026,793
Intesa Sanpaolo SpA-RSP	120,408	137,091
UniCredit SpA* (a)	571,418	2,166,594
Unione di Banche Italiane SCPA (a)	120,581	393,964

		5,295,860

Diversified Financial Services 0.0%†
Exor SpA (a)	8,738	187,849

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,326,010	1,310,287
Telecom Italia SpA-RSP	848,588	687,669

		1,997,956

Electric Utilities 0.3%
Enel SpA	937,774	3,027,940
Terna Rete Elettrica Nazionale SpA (a)	189,273	683,948

		3,711,888

Electrical Equipment 0.0%†
Prysmian SpA	28,551	425,867

Energy Equipment & Services 0.1%
Saipem SpA	37,554	1,672,442

Gas Utilities 0.1%
Snam SpA	226,433	1,014,447

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA (a)	17,175	155,830

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	245,011	$388,258

Insurance 0.2%
Assicurazioni Generali SpA (a)	166,276	2,254,508

Machinery 0.1%
Fiat Industrial SpA	122,834	1,209,060

Media 0.0%†
Mediaset SpA (a)	101,681	178,081

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	340,485	7,233,657

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	16,357	571,160

Transportation Infrastructure 0.1%
Atlantia SpA (a)	46,304	591,003

		28,438,365

JAPAN 21.6%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	52,300	842,120

Airlines 0.0%†
All Nippon Airways Co., Ltd. (a)	117,000	331,469

Auto Components 0.6%
Aisin Seiki Co., Ltd.	27,100	905,896
Bridgestone Corp. (a)	92,700	2,128,772
Denso Corp.	69,300	2,368,052
Koito Manufacturing Co., Ltd.	15,000	210,178
NGK Spark Plug Co., Ltd.	26,000	343,420
NHK Spring Co., Ltd.	21,000	226,775
NOK Corp.	15,100	322,404
Stanley Electric Co., Ltd.	20,300	315,255
Sumitomo Rubber Industries Ltd.	23,900	311,296
Toyoda Gosei Co., Ltd.	8,600	198,255
Toyota Boshoku Corp.	9,900	120,310
Toyota Industries Corp.	23,600	676,634

		8,127,247

Automobiles 2.3%
Daihatsu Motor Co., Ltd.	27,000	472,694
Fuji Heavy Industries Ltd.	83,000	672,472
Honda Motor Co., Ltd.	231,100	8,064,361
Isuzu Motors Ltd.	168,000	899,872
Mazda Motor Corp.*	362,900	494,180
Mitsubishi Motors Corp.*	543,000	547,554
Nissan Motor Co., Ltd.	353,300	3,354,842
Suzuki Motor Corp.	52,400	1,075,923
Toyota Motor Corp.	391,300	15,793,737
Yamaha Motor Co., Ltd. (a)	38,900	372,490

		31,748,125

Beverages 0.2%
Asahi Group Holdings Ltd. (a)	54,500	1,170,897

14	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Beverages (continued)
Coca-Cola West Co., Ltd.	8,200	$142,978
Kirin Holdings Co., Ltd. (a)	124,000	1,461,469

		2,775,344

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	141,000	951,215
Daikin Industries Ltd.	32,800	923,725
JS Group Corp.	37,000	780,855
TOTO Ltd.	41,000	305,714

		2,961,509

Capital Markets 0.2%
Daiwa Securities Group, Inc. (a)	234,400	883,390
Nomura Holdings, Inc.	518,400	1,938,059
SBI Holdings, Inc.	3,139	233,253

		3,054,702

Chemicals 0.9%
Air Water, Inc.	22,000	266,747
Asahi Kasei Corp.	178,000	964,869
Daicel Corp.	41,000	252,215
Denki Kagaku Kogyo KK	64,000	223,726
Hitachi Chemical Co., Ltd. (a)	13,900	218,984
JSR Corp.	25,000	433,790
Kaneka Corp. (a)	37,000	204,628
Kansai Paint Co., Ltd.	32,000	342,906
Kuraray Co., Ltd.	48,300	625,942
Mitsubishi Chemical Holdings Corp.	191,000	841,984
Mitsubishi Gas Chemical Co., Inc.	55,000	312,676
Mitsui Chemicals, Inc.	128,000	320,535
Nitto Denko Corp.	23,200	993,998
Shin-Etsu Chemical Co., Ltd.	58,500	3,221,478
Showa Denko KK	195,000	378,851
Sumitomo Chemical Co., Ltd.	208,000	639,362
Taiyo Nippon Sanso Corp.	37,000	216,180
Teijin Ltd. (a)	131,000	398,785
Toray Industries, Inc.	206,000	1,404,689
Tosoh Corp.	67,000	182,722
Ube Industries Ltd.	141,000	327,965

		12,773,032

Commercial Banks 2.1%
Aozora Bank Ltd.	78,000	185,748
Bank of Kyoto Ltd. (The) (a)	47,000	356,109
Bank of Yokohama Ltd. (The)	173,000	817,966
Chiba Bank Ltd. (The)	108,000	648,715
Chugoku Bank Ltd. (The)	26,000	338,833
Fukuoka Financial Group, Inc.	108,000	421,733
Gunma Bank Ltd. (The)	54,000	255,493
Hachijuni Bank Ltd. (The)	60,000	311,889
Iyo Bank Ltd. (The)	35,000	279,506
Joyo Bank Ltd. (The)	91,000	414,076
Mitsubishi UFJ Financial Group, Inc.	1,805,367	8,649,295
Mizuho Financial Group, Inc.	3,249,424	5,489,072

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)
Nishi-Nippon City Bank Ltd. (The)	102,000	$247,645
Resona Holdings, Inc.	264,900	1,091,276
Seven Bank Ltd.	70,300	180,529
Shinsei Bank Ltd.	227,000	276,168
Shizuoka Bank Ltd. (The)	76,000	781,979
Sumitomo Mitsui Financial Group, Inc.	190,253	6,284,994
Sumitomo Mitsui Trust Holdings, Inc.	437,400	1,307,223
Suruga Bank Ltd.	25,000	256,055
Yamaguchi Financial Group, Inc.	32,000	282,212

		28,876,516

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	78,000	611,048
Secom Co., Ltd.	29,600	1,357,431
Toppan Printing Co., Ltd. (a)	78,000	521,024

		2,489,503

Computers & Peripherals 0.3%
Fujitsu Ltd.	261,000	1,249,071
NEC Corp.* (a)	365,000	567,937
Seiko Epson Corp. (a)	18,800	190,784
Toshiba Corp.	574,000	2,184,850

		4,192,642

Construction & Engineering 0.2%
Chiyoda Corp. (a)	23,000	281,804
JGC Corp.	29,000	840,749
Kajima Corp.	124,000	364,055
Kinden Corp.	19,000	124,438
Obayashi Corp.	91,000	399,612
Shimizu Corp.	83,000	287,956
Taisei Corp.	148,000	396,685

		2,695,299

Construction Materials 0.0%†
Taiheiyo Cement Corp.	164,000	376,582

Consumer Finance 0.0%†
Aeon Credit Service Co., Ltd. (a)	11,200	207,756
Credit Saison Co., Ltd.	23,000	511,382

		719,138

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	21,200	257,287

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,600	429,825

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,320	346,076
ORIX Corp.	14,820	1,381,162

		1,727,238

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	61,864	2,884,750

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electric Utilities 0.5%
Chubu Electric Power Co., Inc.	92,300	$1,496,705
Chugoku Electric Power Co., Inc. (The)	41,900	691,047
Hokkaido Electric Power Co., Inc.	26,000	336,024
Hokuriku Electric Power Co.	24,500	381,512
Kansai Electric Power Co., Inc. (The)	106,200	1,273,605
Kyushu Electric Power Co., Inc.	61,600	730,779
Shikoku Electric Power Co., Inc.	23,700	503,799
Tohoku Electric Power Co., Inc.*	64,300	646,072
Tokyo Electric Power Co., Inc. (The)* (a)	203,900	394,668

		6,454,211

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	74,000	180,514
Furukawa Electric Co., Ltd.	96,000	227,066
GS Yuasa Corp. (a)	50,000	228,599
Mabuchi Motor Co., Ltd.	3,100	123,573
Mitsubishi Electric Corp.	275,000	2,300,778
Nidec Corp. (a)	15,300	1,163,317
Sumitomo Electric Industries Ltd.	106,800	1,330,822
Ushio, Inc.	15,200	188,398

		5,743,067

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,000	205,268
FUJIFILM Holdings Corp.	65,100	1,233,397
Hamamatsu Photonics KK	10,500	356,222
Hirose Electric Co., Ltd.	4,100	405,862
Hitachi High-Technologies Corp.	9,200	226,540
Hitachi Ltd.	639,000	3,939,972
HOYA Corp.	61,400	1,352,643
Ibiden Co., Ltd.	17,100	309,754
Keyence Corp.	6,411	1,585,909
Kyocera Corp.	21,700	1,877,917
Murata Manufacturing Co., Ltd.	28,700	1,509,637
Nippon Electric Glass Co., Ltd.	50,500	301,614
Omron Corp.	28,300	599,721
Shimadzu Corp.	32,000	276,896
TDK Corp. (a)	17,400	708,327
Yaskawa Electric Corp. (a)	29,000	220,943
Yokogawa Electric Corp.	27,100	280,170

		15,390,792

Food & Staples Retailing 0.4%
Aeon Co., Ltd. (a)	84,200	1,049,390
FamilyMart Co., Ltd.	8,000	366,152
Lawson, Inc. (a)	8,400	587,424
Seven & I Holdings Co., Ltd.	106,500	3,210,480

		5,213,446

Food Products 0.3%
Ajinomoto Co., Inc.	92,000	1,280,419
Kikkoman Corp. (a)	24,000	296,671
MEIJI Holdings Co., Ltd.	8,940	410,529

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food Products (continued)
Nippon Meat Packers, Inc.	23,000	$304,442
Nisshin Seifun Group, Inc.	27,500	321,949
Nissin Foods Holdings Co., Ltd.	8,700	330,836
Toyo Suisan Kaisha Ltd.	12,000	320,004
Yakult Honsha Co., Ltd. (a)	13,500	528,673
Yamazaki Baking Co., Ltd.	16,000	209,526

		4,003,049

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	264,000	1,106,086
Toho Gas Co., Ltd.	58,000	359,964
Tokyo Gas Co., Ltd.	347,000	1,773,524

		3,239,574

Health Care Equipment & Supplies 0.1%
Olympus Corp.* (a)	29,900	484,517
Sysmex Corp.	10,400	411,297
Terumo Corp.	21,900	900,019

		1,795,833

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	324,047
Medipal Holdings Corp.	20,600	291,801
Miraca Holdings, Inc.	7,800	323,843
Suzuken Co., Ltd.	10,000	337,564

		1,277,255

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,326	262,491
Oriental Land Co., Ltd.	7,000	800,407

		1,062,898

Household Durables 0.5%
Casio Computer Co., Ltd. (a)	33,300	218,349
Panasonic Corp.	314,300	2,569,343
Rinnai Corp.	4,400	303,606
Sekisui Chemical Co., Ltd.	61,000	566,736
Sekisui House Ltd.	75,000	708,153
Sharp Corp. (a)	139,000	708,198
Sony Corp.	143,100	2,046,223

		7,120,608

Household Products 0.1%
Unicharm Corp. (a)	16,000	910,740

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,300	428,352

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,300	159,271
Nomura Research Institute Ltd.	14,200	312,478
NTT Data Corp.	178	546,329
Otsuka Corp.	2,300	195,806

		1,213,884

16	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,219	$1,411,770
MS&AD Insurance Group Holdings	72,741	1,272,625
NKSJ Holdings, Inc.	52,350	1,114,418
Sony Financial Holdings, Inc.	24,400	398,249
T&D Holdings, Inc.	80,900	861,819
Tokio Marine Holdings, Inc.	103,400	2,594,627

		7,653,508

Internet & Catalog Retail 0.1%
Rakuten, Inc.	102,100	1,055,578

Internet Software & Services 0.1%
Dena Co., Ltd.	15,500	407,984
Gree, Inc.	12,900	256,613
Yahoo Japan Corp.	2,040	660,476

		1,325,073

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.	24,100	330,499
Nikon Corp.	47,900	1,458,111
Sankyo Co., Ltd.	6,700	326,955
Sega Sammy Holdings, Inc.	27,600	561,425
Shimano, Inc. (a)	10,600	694,966
Yamaha Corp.	22,900	235,655

		3,607,611

Machinery 1.3%
Amada Co., Ltd.	51,000	301,758
FANUC Corp.	27,100	4,454,729
Hino Motors Ltd.	35,000	253,325
Hitachi Construction Machinery Co., Ltd. (a)	14,600	275,738
IHI Corp.	185,000	395,713
Japan Steel Works Ltd. (The) (a)	44,000	242,933
JTEKT Corp.	31,100	321,998
Kawasaki Heavy Industries Ltd.	199,000	545,747
Komatsu Ltd.	133,100	3,177,275
Kubota Corp.	156,000	1,441,658
Kurita Water Industries Ltd.	16,200	374,722
Makita Corp.	15,600	547,241
Mitsubishi Heavy Industries Ltd.	431,000	1,752,086
Nabtesco Corp. (a)	15,000	334,561
NGK Insulators Ltd.	40,000	442,941
NSK Ltd.	62,000	401,729
NTN Corp. (a)	68,000	214,058
SMC Corp.	7,600	1,317,671
Sumitomo Heavy Industries Ltd.	78,000	351,231
THK Co., Ltd.	16,900	319,492

		17,466,606

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.* (a)	106,000	210,553
Mitsui OSK Lines Ltd. (a)	150,000	540,729

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Marine (continued)
Nippon Yusen KK	234,000	$618,894

		1,370,176

Media 0.1%
Dentsu, Inc. (a)	25,501	755,869
Hakuhodo DY Holdings, Inc.	3,540	234,918
Jupiter Telecommunications Co., Ltd.	308	314,030
Toho Co., Ltd.	15,900	275,070

		1,579,887

Metals & Mining 0.4%
Daido Steel Co., Ltd.	38,000	236,798
Hitachi Metals Ltd.	24,000	286,418
JFE Holdings, Inc.	65,000	1,087,912
Kobe Steel Ltd.	343,000	412,612
Maruichi Steel Tube Ltd.	6,400	137,755
Mitsubishi Materials Corp.	160,000	463,982
Nippon Steel Corp.	725,000	1,644,421
Nisshin Steel Co., Ltd.	90,000	126,324
Sumitomo Metal Industries Ltd.	472,000	778,614
Sumitomo Metal Mining Co., Ltd.	75,000	845,182
Yamato Kogyo Co., Ltd. (a)	5,500	153,166

		6,173,184

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	49,060	521,232
J. Front Retailing Co., Ltd.	67,400	338,790
Marui Group Co., Ltd.	31,200	238,627
Takashimaya Co., Ltd.	36,000	276,699

		1,375,348

Office Electronics 0.6%
Brother Industries Ltd.	34,000	389,268
Canon, Inc. (a)	160,600	6,409,630
Konica Minolta Holdings, Inc.	67,000	527,823
Ricoh Co., Ltd. (a)	89,000	751,122

		8,077,843

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.	85,000	216,347
Idemitsu Kosan Co., Ltd.	3,100	278,075
INPEX Corp.	311	1,746,732
Japan Petroleum Exploration Co.	3,900	148,489
JX Holdings, Inc.	319,089	1,644,589
Showa Shell Sekiyu KK (a)	24,400	149,791
TonenGeneral Sekiyu KK (a)	40,000	355,666

		4,539,689

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc. (a)	13,800	219,079
OJI Paper Co., Ltd. (a)	110,000	421,469

		640,548

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Personal Products 0.2%
Kao Corp.	74,800	$2,062,864
Shiseido Co., Ltd.	50,700	800,025

		2,862,889

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	62,800	2,740,511
Chugai Pharmaceutical Co., Ltd. (a)	31,700	600,946
Daiichi Sankyo Co., Ltd.	95,600	1,611,993
Dainippon Sumitomo Pharma Co., Ltd.	21,200	216,607
Eisai Co., Ltd.	35,500	1,554,579
Hisamitsu Pharmaceutical Co., Inc.	8,800	433,088
Kyowa Hakko Kirin Co., Ltd. (a)	37,000	381,069
Mitsubishi Tanabe Pharma Corp.	31,400	451,521
Ono Pharmaceutical Co., Ltd.	11,600	728,938
Otsuka Holdings Co., Ltd.	51,900	1,593,083
Santen Pharmaceutical Co., Ltd.	10,400	427,385
Shionogi & Co., Ltd.	41,800	568,345
Taisho Pharmaceutical Holdings Co., Ltd.	5,200	439,747
Takeda Pharmaceutical Co., Ltd.	111,800	5,075,929
Tsumura & Co. (a)	8,400	222,455

		17,046,196

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp. (a)	101	284,291
Japan Real Estate Investment Corp.	79	724,332
Japan Retail Fund Investment Corp.	263	417,185
Nippon Building Fund, Inc. (a)	85	821,837
Nomura Real Estate Office Fund, Inc.	39	220,009

		2,467,654

Real Estate Management & Development 0.7%
Aeon Mall Co., Ltd. (a)	10,700	228,001
Daito Trust Construction Co., Ltd.	10,100	957,400
Daiwa House Industry Co., Ltd.	73,000	1,035,498
Mitsubishi Estate Co., Ltd.	178,000	3,193,463
Mitsui Fudosan Co., Ltd.	120,000	2,328,340
Nomura Real Estate Holdings, Inc.	12,700	232,567
NTT Urban Development Corp.	145	117,310
Sumitomo Realty & Development Co., Ltd.	50,000	1,229,819
Tokyu Land Corp.	61,000	302,790

		9,625,188

Road & Rail 0.9%
Central Japan Railway Co.	212	1,669,685
East Japan Railway Co.	48,476	3,043,866
Hankyu Hanshin Holdings, Inc.	165,000	833,251
Keikyu Corp.	65,000	591,395
Keio Corp. (a)	81,000	587,086
Keisei Electric Railway Co., Ltd.	39,000	329,454
Kintetsu Corp. (a)	229,000	913,020
Nippon Express Co., Ltd.	119,000	491,398
Odakyu Electric Railway Co., Ltd. (a)	87,000	864,979

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Road & Rail (continued)
Tobu Railway Co., Ltd.	145,000	$762,318
Tokyu Corp.	161,000	757,877
West Japan Railway Co.	23,900	983,198

		11,827,527

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp. (a)	21,100	329,845
Rohm Co., Ltd.	13,500	520,215
Sumco Corp.* (a)	15,700	142,817
Tokyo Electron Ltd.	24,100	1,130,167

		2,123,044

Software 0.2%
Konami Corp.	14,900	337,616
Nexon Co., Ltd.* (a)	16,000	313,223
Nintendo Co., Ltd.	15,100	1,763,393
Oracle Corp. Japan	5,200	223,823
Square Enix Holdings Co., Ltd.	8,200	129,154
Trend Micro, Inc. (a)	14,700	433,067

		3,200,276

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	134,696
Fast Retailing Co., Ltd.	7,500	1,500,688
Nitori Holdings Co., Ltd.	4,750	449,155
Sanrio Co., Ltd. (a)	6,100	222,395
Shimamura Co., Ltd.	3,300	381,332
USS Co., Ltd.	2,980	321,547
Yamada Denki Co., Ltd.	12,600	645,100

		3,654,913

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	266,398

Tobacco 0.3%
Japan Tobacco, Inc.	127,400	3,774,307

Trading Companies & Distributors 1.1%
ITOCHU Corp.	215,100	2,260,843
Marubeni Corp.	234,000	1,559,118
Mitsubishi Corp.	198,800	4,018,601
Mitsui & Co., Ltd.	245,700	3,651,066
Sojitz Corp. (a)	178,500	295,338
Sumitomo Corp.	160,600	2,247,084
Toyota Tsusho Corp.	29,700	567,732

		14,599,782

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	270,474
Mitsubishi Logistics Corp.	18,000	190,326

		460,800

Wireless Telecommunication Services 0.8%
KDDI Corp.	384	2,477,150
NTT DoCoMo, Inc.	2,160	3,594,246

18	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Wireless Telecommunication Services (continued)
Softbank Corp.	125,300	$4,664,127

		10,735,523

		298,625,585

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	12,532	1,125,152

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	66,353	1,166,877

Media 0.1%
SES SA, FDR	39,604	936,388

Metals & Mining 0.1%
ArcelorMittal	133,855	2,047,916

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,058	854,857

		5,006,038

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd. (a)	341,500	1,098,615
Wynn Macau Ltd. (a)	220,000	519,135

		1,617,750

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	25,106	575,076

NETHERLANDS 4.9%
Aerospace & Defense 0.2%
European Aeronautic Defence and Space Co. NV	58,327	2,070,068

Air Freight & Logistics 0.0%†
TNT Express NV	45,108	529,138

Beverages 0.2%
Heineken Holding NV	14,626	655,113
Heineken NV	32,972	1,719,380

		2,374,493

Chemicals 0.2%
Akzo Nobel NV	33,274	1,566,028
Koninklijke DSM NV	21,784	1,073,940

		2,639,968

Computers & Peripherals 0.1%
Gemalto NV	11,446	822,091

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,330	340,868

Diversified Financial Services 0.3%
ING Groep NV, CVA*	544,349	3,649,371

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	204,569	$1,956,089

Energy Equipment & Services 0.1%
Fugro NV, CVA	9,675	586,875
SBM Offshore NV*	23,414	324,477

		911,352

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	149,547	1,852,485

Food Products 0.6%
D.E. Master Blenders 1753 NV*	84,757	955,687
Unilever NV, CVA	230,960	7,715,324

		8,671,011

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	150,657	2,968,799

Insurance 0.1%
Aegon NV	243,607	1,129,749
Delta Lloyd NV	13,501	187,753

		1,317,502

Life Sciences Tools & Services 0.0%†
QIAGEN NV* (a)	32,844	549,958

Media 0.1%
Reed Elsevier NV	96,775	1,104,054
Wolters Kluwer NV	41,991	667,642

		1,771,696

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class A	521,175	17,559,927
Royal Dutch Shell PLC, Class B	377,398	13,180,143

		30,740,070

Professional Services 0.0%†
Randstad Holding NV	16,739	493,581

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,479	417,336

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	59,878	3,075,101

Transportation Infrastructure 0.1%
Koninklijke Vopak NV	9,761	626,087

		67,777,064

NEW ZEALAND 0.1%
Construction Materials 0.0%†
Fletcher Building Ltd. (a)	97,382	460,935

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	269,465	513,088

Electric Utilities 0.0%†
Contact Energy Ltd.* (a)	53,701	207,779

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd. (a)	81,319	222,149

2012 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND (continued)
Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	138,962	$272,541

		1,676,492

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	26,421	1,156,230

Commercial Banks 0.1%
DNB ASA	138,984	1,381,985

Diversified Telecommunication Services 0.1%
Telenor ASA	102,974	1,721,550

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,238	343,921
Veripos, Inc. ASA*	4,006	1,285

		345,206

Industrial Conglomerates 0.1%
Orkla ASA	107,651	781,216

Insurance 0.0%†
Gjensidige Forsikring ASA	28,001	326,243

Metals & Mining 0.0%†
Norsk Hydro ASA	129,257	582,908

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	158,746	3,785,859

		10,081,197

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	263,447	180,128

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG (a)	85,930	376,343

Electric Utilities 0.1%
EDP — Energias de Portugal SA	266,688	630,880

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	31,120	526,139

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	32,198	408,204

		2,121,694

SINGAPORE 1.8%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	527,568

Airlines 0.1%
Singapore Airlines Ltd. (a)	75,866	625,593

Commercial Banks 0.6%
DBS Group Holdings Ltd.	257,500	2,844,266
Oversea-Chinese Banking Corp., Ltd.	364,000	2,545,411
United Overseas Bank Ltd.	182,000	2,702,615

		8,092,292

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Distributors 0.0%†
Jardine Cycle & Carriage Ltd. (a)	15,000	$552,842

Diversified Financial Services 0.1%
Singapore Exchange Ltd. (a)	121,000	607,885

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,125,850	2,948,333

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	235,600	341,230

Food Products 0.1%
Golden Agri-Resources Ltd.	942,612	503,424
Wilmar International Ltd. (a)	270,294	779,358

		1,282,782

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC (a)	855,296	960,830

Industrial Conglomerates 0.2%
Fraser and Neave Ltd. (a)	128,745	716,885
Keppel Corp., Ltd.	202,400	1,658,166
SembCorp Industries Ltd.	139,000	568,938

		2,943,989

Machinery 0.0%†
Cosco Corp. Singapore Ltd. (a)	130,000	102,104
SembCorp Marine Ltd. (a)	119,800	457,294

		559,398

Marine 0.0%†
Neptune Orient Lines Ltd.* (a)	124,749	110,091

Media 0.1%
Singapore Press Holdings Ltd. (a)	193,000	596,205

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	278,466	475,049
CapitaMall Trust	339,200	513,783

		988,832

Real Estate Management & Development 0.2%
CapitaLand Ltd.	365,097	787,205
CapitaMalls Asia Ltd. (a)	201,300	251,091
City Developments Ltd. (a)	70,000	623,974
Global Logistic Properties Ltd.*	301,000	501,093
Keppel Land Ltd.	106,538	274,161
UOL Group Ltd.	62,000	243,036

		2,680,560

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd. (a)	266,000	325,736

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U (a)	724,000	517,523

Wireless Telecommunication Services 0.0%†
StarHub Ltd. (a)	81,475	220,832

		24,882,521

20	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

SPAIN 2.6%
Biotechnology 0.0%†
Grifols SA* (a)	21,720	$550,260

Commercial Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA (a)	674,510	4,816,917
Banco de Sabadell SA (a)	312,388	606,669
Banco Popular Espanol SA (a)	158,103	357,618
Banco Santander SA	1,331,207	8,806,275
Bankia SA* (a)	103,040	120,569
CaixaBank (a)	110,976	361,317

		15,069,365

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	20,058	429,654
Ferrovial SA	58,586	660,710

		1,090,364

Diversified Telecommunication Services 0.6%
Telefonica SA	584,123	7,689,072

Electric Utilities 0.3%
Acciona SA	2,925	174,853
Iberdrola SA	554,299	2,616,969
Red Electrica Corp. SA (a)	15,230	664,721

		3,456,543

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	89,621	421,375

Gas Utilities 0.1%
Enagas SA (a)	24,882	454,001
Gas Natural SDG SA	48,183	618,654

		1,072,655

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	43,944	931,008

Insurance 0.0%†
Mapfre SA (a)	107,583	218,862

Machinery 0.0%†
Zardoya Otis SA*	1,076	11,956
Zardoya Otis SA (a)	21,536	239,411

		251,367

Metals & Mining 0.0%†
Acerinox SA	15,537	174,123

Oil, Gas & Consumable Fuels 0.1%
Repsol YPF SA	111,897	1,798,757

Specialty Retail 0.2%
Industria de Diseno Textil SA	31,069	3,211,455

Transportation Infrastructure 0.0%†
Abertis Infraestructuras SA	50,518	682,729

		36,617,935

Common Stocks (continued)

	Shares	Market Value

SWEDEN 3.0%
Building Products 0.1%
Assa Abloy AB, Class B	47,564	$1,328,275

Capital Markets 0.0%†
Ratos AB, Class B	27,367	259,861

Commercial Banks 0.6%
Nordea Bank AB	373,589	3,219,566
Skandinaviska Enskilda Banken AB, Class A	199,087	1,292,965
Svenska Handelsbanken AB, Class A	69,782	2,294,139
Swedbank AB, Class A	117,286	1,847,720

		8,654,390

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,457	345,681

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	428,577	3,921,361

Construction & Engineering 0.1%
Skanska AB, Class B	52,964	811,648

Diversified Financial Services 0.1%
Industrivarden AB, Class C	17,539	225,972
Investment AB Kinnevik, Class B	28,698	576,035
Investor AB, Class B	64,136	1,224,560

		2,026,567

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	44,368	687,455
TeliaSonera AB	308,385	1,970,189

		2,657,644

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B	32,913	564,949

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	13,272	606,474
Getinge AB, Class B	28,171	699,049

		1,305,523

Household Durables 0.1%
Electrolux AB Series B	34,241	681,411
Husqvarna AB, Class B	54,422	256,681

		938,092

Machinery 0.7%
Alfa Laval AB	47,405	812,274
Atlas Copco AB, Class A	94,920	2,042,752
Atlas Copco AB, Class B	55,530	1,058,135
Sandvik AB	143,308	1,837,885
Scania AB, Class B	45,573	780,994
SKF AB, Class B	55,275	1,089,579
Volvo AB, Class B	198,555	2,270,180

		9,891,799

2012 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Media 0.0%†
Modern Times Group AB, Class B	6,180	$286,047

Metals & Mining 0.1%
Boliden AB	37,847	528,111
SSAB AB, Class A	20,610	171,302

		699,413

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	32,307	604,798

Paper & Forest Products 0.1%
Holmen AB, Class B	6,988	190,265
Svenska Cellulosa AB, Class B	81,359	1,220,666

		1,410,931

Specialty Retail 0.4%
Hennes & Mauritz AB, Class B	135,204	4,853,005

Tobacco 0.1%
Swedish Match AB	30,044	1,210,940

		41,770,924

SWITZERLAND 8.9%
Biotechnology 0.0%†
Actelion Ltd. REG*	15,496	637,386

Building Products 0.1%
Geberit AG REG*	5,426	1,070,431

Capital Markets 0.8%
Credit Suisse Group AG REG*	165,762	3,032,955
GAM Holding AG*	25,231	281,684
Julius Baer Group Ltd.*	29,004	1,051,589
Partners Group Holding AG	1,834	326,181
UBS AG REG*	515,935	6,037,563

		10,729,972

Chemicals 0.5%
Givaudan SA REG*	1,193	1,170,887
Sika AG	312	602,478
Syngenta AG REG	13,469	4,610,778

		6,384,143

Commercial Banks 0.0%†
Banque Cantonale Vaudoise REG	453	240,075

Construction Materials 0.1%
Holcim Ltd. REG*	32,735	1,813,699

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	226,352

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,344	1,347,233

Electrical Equipment 0.4%
ABB Ltd. REG*	311,851	5,091,965

Energy Equipment & Services 0.2%
Transocean Ltd.	50,044	2,244,156

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Food Products 2.2%
Aryzta AG*	12,664	$630,347
Barry Callebaut AG REG*	248	225,619
Lindt & Spruengli AG REG*	15	550,862
Lindt & Spruengli AG — Participation Certificate*	131	404,859
Nestle SA REG	468,674	27,969,466

		29,781,153

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,921	669,431
Straumann Holding AG REG (a)	1,302	191,499

		860,930

Insurance 0.6%
Baloise Holding AG REG	6,654	439,600
Swiss Life Holding AG REG*	4,267	402,177
Swiss Re AG*	50,219	3,165,897
Zurich Insurance Group AG*	20,980	4,744,081

		8,751,755

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,867	327,308

Machinery 0.1%
Schindler Holding AG REG	3,172	357,712
Schindler Holding AG — Participation Certificate	6,860	766,994
Sulzer AG REG	3,380	400,739

		1,525,445

Marine 0.1%
Kuehne + Nagel International AG REG	7,624	807,711

Metals & Mining 0.3%
Glencore International PLC (a)	195,482	906,488
Xstrata PLC	295,229	3,712,033

		4,618,521

Pharmaceuticals 2.6%
Novartis AG REG	326,780	18,270,700
Roche Holding AG	99,649	17,212,671

		35,483,371

Professional Services 0.2%
Adecco SA REG*	18,484	821,980
SGS SA REG	769	1,441,852

		2,263,832

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,108	592,886

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	89,765	488,472

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	74,020	4,064,423

22	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) REG	6,078	$422,855
Swatch Group AG (The) — Bearer Shares	4,344	1,716,929

		6,204,207

Trading Companies & Distributors 0.1%
Wolseley PLC	40,309	1,502,424

		122,993,427

UNITED KINGDOM 19.8%
Aerospace & Defense 0.5%
BAE Systems PLC	456,500	2,069,603
Cobham PLC	149,434	544,406
Meggitt PLC	108,132	654,312
Rolls-Royce Holdings PLC*	264,755	3,568,301

		6,836,622

Airlines 0.0%†
International Consolidated Airlines Group SA — EUR*	135,219	339,263

Auto Components 0.0%†
GKN PLC	219,201	621,474

Beverages 1.0%
Diageo PLC	355,102	9,152,749
SABMiller PLC	135,453	5,434,542

		14,587,291

Capital Markets 0.2%
3i Group PLC	135,904	420,231
Aberdeen Asset Management PLC	125,240	510,101
ICAP PLC	78,558	415,826
Investec PLC	75,193	438,951
Man Group PLC	265,193	317,322
Schroders PLC	15,822	331,643

		2,434,074

Chemicals 0.1%
Croda International PLC	19,578	695,610
Johnson Matthey PLC	30,390	1,053,920

		1,749,530

Commercial Banks 2.7%
Barclays PLC	1,647,952	4,210,933
HSBC Holdings PLC	2,557,453	22,535,857
Lloyds Banking Group PLC*	5,834,379	2,850,145
Royal Bank of Scotland Group PLC*	298,476	1,011,039
Standard Chartered PLC	338,652	7,356,531

		37,964,505

Commercial Services & Supplies 0.2%
Aggreko PLC	37,539	1,220,794
Babcock International Group PLC	51,958	695,888
G4S PLC	199,202	870,613

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Services & Supplies (continued)
Serco Group PLC	69,135	$580,598

		3,367,893

Construction & Engineering 0.0%†
Balfour Beatty PLC	100,020	467,679

Containers & Packaging 0.1%
Rexam PLC	123,776	816,913

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	25,869	408,387

Diversified Telecommunication Services 0.3%
BT Group PLC	1,104,725	3,660,538
Inmarsat PLC	64,802	500,092

		4,160,630

Electric Utilities 0.2%
SSE PLC	133,212	2,906,088

Energy Equipment & Services 0.2%
AMEC PLC	47,042	741,591
Petrofac Ltd.	36,482	796,303
Subsea 7 SA	40,061	792,811

		2,330,705

Food & Staples Retailing 0.6%
J Sainsbury PLC	171,232	809,268
Tesco PLC	1,139,148	5,536,057
WM Morrison Supermarkets PLC	341,042	1,423,093

		7,768,418

Food Products 0.6%
Associated British Foods PLC	50,163	1,009,346
Tate & Lyle PLC	67,468	685,200
Unilever PLC	182,169	6,116,094

		7,810,640

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,821	1,258,519

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	25,612	875,687
Compass Group PLC	267,473	2,807,671
InterContinental Hotels Group PLC	41,899	1,008,697
Tui Travel PLC	66,793	177,569
Whitbread PLC	25,109	798,343

		5,667,967

Household Products 0.4%
Reckitt Benckiser Group PLC	93,864	4,961,366

Independent Power Producers & Energy Traders 0.1%
International Power PLC	215,817	1,411,157

Industrial Conglomerates 0.1%
Smiths Group PLC	55,657	883,909

Insurance 0.9%
Admiral Group PLC	28,388	529,556

2012 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Insurance (continued)
Aviva PLC	414,902	$1,776,591
Legal & General Group PLC	830,928	1,661,251
Old Mutual PLC	685,102	1,629,351
Prudential PLC	363,012	4,209,130
RSA Insurance Group PLC	493,047	836,990
Standard Life PLC	330,096	1,208,623

		11,851,492

Machinery 0.1%
IMI PLC	46,483	607,258
Invensys PLC	113,779	396,548
Weir Group PLC (The)	29,487	708,565

		1,712,371

Media 0.4%
British Sky Broadcasting Group PLC	157,520	1,717,267
ITV PLC	525,466	632,290
Pearson PLC	116,006	2,301,762
Reed Elsevier PLC	171,112	1,371,488

		6,022,807

Metals & Mining 1.9%
Anglo American PLC	188,155	6,183,775
Antofagasta PLC	55,196	944,176
BHP Billiton PLC	300,379	8,537,499
Eurasian Natural Resources Corp. PLC	36,693	239,481
Evraz PLC	50,207	205,903
Kazakhmys PLC	30,367	344,297
Lonmin PLC (a)	22,744	276,671
Rio Tinto PLC	191,427	9,097,309
Vedanta Resources PLC	14,240	204,109

		26,033,220

Multiline Retail 0.2%
Marks & Spencer Group PLC	230,122	1,173,540
Next PLC	23,606	1,185,308

		2,358,848

Multi-Utilities 0.7%
Centrica PLC	737,187	3,685,904
National Grid PLC	507,632	5,379,898

		9,065,802

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	481,427	9,855,517
BP PLC	2,692,026	17,977,883
Tullow Oil PLC	129,024	2,982,076

		30,815,476

Pharmaceuticals 1.8%
AstraZeneca PLC	181,538	8,112,507
GlaxoSmithKline PLC	716,111	16,265,770

		24,378,277

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Professional Services 0.1%
Capita PLC	94,128	$967,224
Intertek Group PLC	22,760	953,549

		1,920,773

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,062	985,419
Capital Shopping Centres Group PLC	78,255	395,333
Hammerson PLC	100,659	699,093
Land Securities Group PLC	109,459	1,268,186
Segro PLC	109,017	371,420

		3,719,451

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	196,951	1,560,367

Software 0.1%
Sage Group PLC (The)	185,628	807,905

Specialty Retail 0.1%
Kingfisher PLC	335,109	1,511,683

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	61,889	1,288,578

Tobacco 1.4%
British American Tobacco PLC	279,198	14,194,419
Imperial Tobacco Group PLC	141,713	5,459,951

		19,654,370

Trading Companies & Distributors 0.1%
Bunzl PLC	46,726	763,725

Water Utilities 0.1%
Severn Trent PLC	33,365	864,921
United Utilities Group PLC	95,664	1,013,387

		1,878,308

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	7,078,621	19,896,271

		273,992,754

UNITED STATES 0.0%†
Metals & Mining 0.0%†
Sims Metal Management Ltd. (a)	23,522	232,959

Total Common Stocks (cost $1,506,779,719)		1,364,627,842

Preferred Stocks 0.5%
GERMANY 0.5% (a)
Automobiles 0.4%
Bayerische Motoren Werke AG	7,558	372,827
Porsche Automobil Holding SE (a)	21,538	1,071,381
Volkswagen AG	20,576	3,259,814

		4,704,022

24	Semiannual Report 2012

Preferred Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Household Products 0.1%
Henkel AG & Co. KGaA	25,091	$1,667,193

Media 0.0%†
ProSiebenSat.1 Media AG	13,017	291,805

Multi-Utilities 0.0%†
RWE AG — Non Voting Preference Shares	5,878	218,267

		6,881,287

UNITED KINGDOM 0.0%*†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC *	28,745,186	45,019

Total Preferred Stocks (cost $6,269,235)		6,926,306

Rights 0.0%

	Number of Rights	Market Value

SPAIN 0.0%†
Machinery 0.0%†
Zardoya Otis SA, expiring at an exercise price of $— on 6/29/2012* (a)	—	0

Oil, Gas & Consumable Fuels 0.0%†
Repsol YPF SA, expiring at an exercise price of $1.00 on 7/5/2012* (a)	—	0

		0

Total Rights (cost $—)		0

Mutual Fund 0.0%

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	128,192	128,192

Total Mutual Fund (cost $128,192)		128,192

Repurchase Agreements 6.1%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $45,000,563, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.50% - 0.75%, maturing 02/21/14 - 07/02/15; total market value $45,900,037. (d)	$45,000,000	$45,000,000
Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $39,506,047, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $40,295,604. (d)	39,505,488	39,505,488

Total Repurchase Agreements (cost $84,505,488)		84,505,488

Total Investments (cost $1,597,682,634) (e) — 105.1%		1,456,187,828

Liabilities in excess of other assets — (5.1)%		(70,632,746)

NET ASSETS — 100.0%		$1,385,555,082

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $82,471,794.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $84,505,488.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

2012 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund (Continued)

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

EUR	EURO

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
173	DJ Euro Stoxx 50	09/21/12	$4,936,905	$251,202
5	E-Mini MSCI EAFE Index	09/21/12	355,950	17,507
57	FTSE 100 Index	09/21/12	4,930,413	92,628
63	SGX Nikkei 225 Index	09/13/12	3,536,780	223,960
21	SPI 200 Index	09/20/12	2,179,978	(9,211)

			$15,940,026	$576,086

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT International Index Fund
Assets:
Investments, at value * (cost $1,513,177,146)	$1,371,682,340
Repurchase agreements, at value and cost	84,505,488

Total Investments	1,456,187,828

Deposits with broker for futures contracts	1,098,000
Foreign currencies, at value (cost $10,671,866)	10,715,621
Dividends receivable	3,413,185
Security lending income receivable	158,772
Receivable for capital shares issued	417,810
Reclaims receivable	1,746,221
Receivable for variation margin on futures contracts	391,664
Prepaid expenses	11,937

Total Assets	1,474,141,038

Liabilities:
Payable for investments purchased	948,574
Payable for capital shares redeemed	2,738,190
Payable for unrealized foreign currency exchange loss on futures contracts	3,928
Payable upon return of securities loaned (Note 2)	84,505,488
Accrued expenses and other payables:
Investment advisory fees	266,116
Fund administration fees	33,074
Distribution fees	8,940
Administrative servicing fees	10,897
Accounting and transfer agent fees	15,632
Trustee fees	490
Custodian fees	7,917
Compliance program costs (Note 3)	1,248
Professional fees	26,874
Printing fees	12,091
Other	6,497

Total Liabilities	88,585,956

Net Assets	$1,385,555,082

Represented by:
Capital	$1,592,427,312
Accumulated undistributed net investment income	31,628,475
Accumulated net realized losses from investment, futures and foreign currency transactions	(97,659,945)
Net unrealized appreciation/(depreciation) from investments	(141,494,806)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	576,086
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	77,960

Net Assets	$1,385,555,082

*	Includes value of securities on loan of $82,471,794 (Note 2).

2012 Semiannual Report	27

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT International Index Fund
Net Assets:
Class II Shares	$10,124,704
Class VI Shares	3,123,121
Class VIII Shares	20,089,083
Class Y Shares	1,352,218,174

Total	$1,385,555,082

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,348,199
Class VI Shares	416,369
Class VIII Shares	2,680,770
Class Y Shares	179,346,249

Total	183,791,587

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$7.51
Class VI Shares	$7.50
Class VIII Shares	$7.49
Class Y Shares	$7.54

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$36,099,264
Income from securities lending (Note 2)	1,323,975
Interest income	2,439
Other income	374
Foreign tax withholding	(2,748,707)

Total Income	34,677,345

EXPENSES:
Investment advisory fees	1,786,911
Fund administration fees	220,428
Distribution fees Class II Shares	17,936
Distribution fees Class VI Shares	3,676
Distribution fees Class VIII Shares	41,929
Administrative servicing fees Class II Shares	10,762
Administrative servicing fees Class VI Shares	2,206
Administrative servicing fees Class VIII Shares	15,723
Professional fees	45,526
Printing fees	9,555
Trustee fees	29,886
Custodian fees	30,237
Accounting and transfer agent fees	46,093
Compliance program costs (Note 3)	2,818
Other	104,092

Total expenses before fees waived	2,367,778

Investment advisory fees waived (Note 3)	(30,340)

Net Expenses	2,337,438

NET INVESTMENT INCOME	32,339,907

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(29,341,568)
Net realized losses from futures transactions (Note 2)	(358,337)
Net realized losses from foreign currency transactions (Note 2)	(651,762)

Net realized losses from investment, futures and foreign currency transactions	(30,351,667)

Net change in unrealized appreciation/(depreciation) from investments	52,213,907
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	425,904
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	388,081

Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	53,027,892

Net realized/unrealized gains from investments, futures, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	22,676,225

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,016,132

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	29

Statements of Changes in Net Assets

	NVIT International Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$32,339,907	$40,536,815
Net realized losses from investment, futures, and foreign currency transactions	(30,351,667)	(32, 668,525)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	53,027,892	(179,763,592)

Change in net assets resulting from operations	55,016,132	(171,895,302)

Distributions to Shareholders From:
Net investment income:
Class II	–	(421,342)
Class VI	–	(71,668)
Class VIII	–	(648,199)
Class Y	–	(38,719,138)

Change in net assets from shareholder distributions	–	(39,860,347)

Change in net assets from capital transactions	(54,159,083)	346,422,014

Change in net assets	857,049	134,666,365

Net Assets:
Beginning of period	1,384,698,033	1,250,031,668

End of period	$1,385,555,082	$1,384,698,033

Accumulated undistributed (distributions in excess of) net investment income at end of period	$31,628,475	$(711,432)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$12,974,500	$6,916,200
Dividends reinvested	–	421,342
Cost of shares redeemed	(17,989,693)	(8,142,816)

Total Class II	(5,015,193)	(805,274)

Class VI Shares
Proceeds from shares issued	794,836	1,281,293
Dividends reinvested	–	71,668
Cost of shares redeemed	(319,589)	(716,820)

Total Class VI	475,247	636,141

Class VIII Shares
Proceeds from shares issued	1,913,528	13,853,111
Dividends reinvested	–	648,199
Cost of shares redeemed	(7,283,546)	(4,634,053)

Total Class VIII	(5,370,018)	9,867,257

Class Y Shares
Proceeds from shares issued	51,414,694	440,374,380
Dividends reinvested	–	38,719,138
Cost of shares redeemed	(95,663,813)	(142,369,628)
Total Class Y	(44,249,119)	336,723,890

Change in net assets from capital transactions	$(54,159,083)	$346,422,014

30	Semiannual Report 2012

	NVIT International Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	1,671,987	826,739
Reinvested	—	54,348
Redeemed	(2,304,757)	(962,314)

Total Class II Shares	(632,770)	(81,227)

Class VI Shares
Issued	104,362	156,644
Reinvested	—	9,336
Redeemed	(42,802)	(91,943)

Total Class VI Shares	61,560	74,037

Class VIII Shares
Issued	248,889	1,607,563
Reinvested	—	84,127
Redeemed	(950,189)	(548,980)

Total Class VIII Shares	(701,300)	1,142,710

Class Y Shares
Issued	6,709,526	55,236,868
Reinvested	—	5,012,334
Redeemed	(12,357,547)	(17,213,494)

Total Class Y Shares	(5,648,021)	43,035,708

Total change in shares	(6,920,531)	44,171,228

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.25	0.16	0.10	0.26	–	–	–	–	$7.51	3.59%	$10,124,704	0.71%	4.11%	0.72%	2.14%
Year Ended December 31, 2011(e)	$8.51	0.23	(1.27)	(1.04)	(0.22)	–	(0.22)	–	$7.25	(12.72)%	$14,359,606	0.71%	2.79%	0.73%	5.07%
Year Ended December 31, 2010(e)	$8.11	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.51	7.52%	$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.47	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%
Year Ended December 31, 2008(e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.47	(43.11)%	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007(e)	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	–	$11.63	9.40%	$18,733,442	0.76%	1.63%	0.78%	36.09%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.24	0.16	0.10	0.26	–	–	–	–	$7.50	3.59%	$3,123,121	0.71%	4.21%	0.72%	2.14%
Year Ended December 31, 2011(e)	$8.50	0.22	(1.26)	(1.04)	(0.22)	–	(0.22)	–	$7.24	(12.72)%	$2,568,104	0.71%	2.73%	0.73%	5.07%
Year Ended December 31, 2010(e)	$8.10	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.50	7.54%	$2,387,761	0.72%	2.15%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%
Year Ended December 31, 2008(e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.11)%	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007(e)	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	–	$11.62	9.50%	$1,739,262	0.80%	1.97%	0.88%	36.09%

Class VIII Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.24	0.15	0.10	0.25	–	–	–	–	$7.49	3.45%	$20,089,083	0.86%	3.83%	0.87%	2.14%
Year Ended December 31, 2011(e)	$8.50	0.21	(1.26)	(1.05)	(0.21)	–	(0.21)	–	$7.24	(12.85)%	$24,478,621	0.86%	2.57%	0.88%	5.07%
Year Ended December 31, 2010(e)	$8.10	0.16	0.40	0.56	(0.16)	–	(0.16)	–	$8.50	7.40%	$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.66	1.82	(0.18)	–	(0.18)	–	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%
Year Ended December 31, 2008(e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.09)%	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007(e)	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	–	$11.61	9.39%	$15,887,449	0.82%	1.87%	0.91%	36.09%

Class Y Shares(f)
Six Months Ended June 30, 2012 (Unaudited)(e)	$7.26	0.17	0.11	0.28	–	–	–	–	$7.54	3.86%	$1,352,218,174	0.31%	4.52%	0.32%	2.14%
Year Ended December 31, 2011(e)	$8.53	0.25	(1.27)	(1.02)	(0.25)	–	(0.25)	–	$7.26	(12.44)%	$1,343,291,702	0.31%	3.10%	0.34%	5.07%
Year Ended December 31, 2010(e)	$8.12	0.20	0.41	0.61	(0.20)	–	(0.20)	–	$8.53	8.07%	$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009(e)	$6.48	0.19	1.67	1.86	(0.22)	–	(0.22)	–	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%
Year Ended December 31, 2008(e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	–	$6.48	(42.87)%	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007(e)	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	–	$11.65	9.89%	$264,417,580	0.36%	2.15%	0.44%	36.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

34	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$11,916,811	$—	$11,916,811
Air Freight & Logistics	—	3,895,566	—	3,895,566
Airlines	103,360	2,128,397	—	2,231,757
Auto Components	—	12,323,003	—	12,323,003
Automobiles	—	43,599,624	—	43,599,624
Beverages	—	35,151,408	—	35,151,408
Biotechnology	—	4,163,822	—	4,163,822
Building Products	—	7,464,214	—	7,464,214
Capital Markets	—	22,852,712	—	22,852,712
Chemicals	—	49,835,085	—	49,835,085
Commercial Banks	—	161,549,010	—	161,549,010
Commercial Services & Supplies	—	8,716,377	—	8,716,377
Communications Equipment	—	5,563,496	—	5,563,496
Computers & Peripherals	—	5,014,733	—	5,014,733
Construction & Engineering	—	9,693,422	—	9,693,422
Construction Materials	—	7,812,391	—	7,812,391
Consumer Finance	—	719,138	—	719,138
Containers & Packaging	—	2,338,672	—	2,338,672
Distributors	—	2,108,813	—	2,108,813
Diversified Consumer Services	—	429,825	—	429,825
Diversified Financial Services	—	14,971,491	—	14,971,491
Diversified Telecommunication Services	—	45,134,977	—	45,134,977
Electric Utilities	—	29,377,549	—	29,377,549
Electrical Equipment	—	17,469,776	—	17,469,776
Electronic Equipment, Instruments & Components	—	16,066,773	—	16,066,773
Energy Equipment & Services	—	13,183,611	—	13,183,611
Food & Staples Retailing	—	29,643,900	—	29,643,900
Food Products	—	57,942,054	—	57,942,054
Gas Utilities	—	7,382,826	—	7,382,826
Health Care Equipment & Supplies	—	9,379,082	—	9,379,082
Health Care Providers & Services	—	6,523,136	—	6,523,136
Hotels, Restaurants & Leisure	—	15,023,719	—	15,023,719
Household Durables	—	8,058,700	—	8,058,700
Household Products	—	6,908,528	—	6,908,528
Independent Power Producers & Energy Traders	—	2,227,767	—	2,227,767
Industrial Conglomerates	—	20,624,719	—	20,624,719
Information Technology Services	—	3,875,368	—	3,875,368
Insurance	—	61,876,987	—	61,876,987
Internet & Catalog Retail	—	1,055,578	—	1,055,578
Internet Software & Services	—	1,548,247	—	1,548,247
Leisure Equipment & Products	—	3,607,611	—	3,607,611
Life Sciences Tools & Services	—	877,266	—	877,266
Machinery	—	37,970,680	—	37,970,680
Marine	—	4,144,758	—	4,144,758
Media	—	16,958,158	—	16,958,158
Metals & Mining	—	68,221,982	—	68,221,982
Multiline Retail	—	5,601,792	—	5,601,792
Multi-Utilities	—	18,326,102	—	18,326,102
Office Electronics	—	8,077,843	—	8,077,843

2012 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$—	$101,255,399	$—	$101,255,399
Paper & Forest Products	—	3,383,157	—	3,383,157
Personal Products	—	7,786,256	—	7,786,256
Pharmaceuticals	—	117,339,998	—	117,339,998
Professional Services	—	7,910,068	—	7,910,068
Real Estate Investment Trusts (REITs)	—	21,540,239	—	21,540,239
Real Estate Management & Development	—	26,382,955	—	26,382,955
Road & Rail	—	14,840,456	—	14,840,456
Semiconductors & Semiconductor Equipment	—	8,633,782	—	8,633,782
Software	—	12,849,886	—	12,849,886
Specialty Retail	—	13,231,056	—	13,231,056
Textiles, Apparel & Luxury Goods	—	17,651,002	—	17,651,002
Tobacco	—	24,639,617	—	24,639,617
Trading Companies & Distributors	—	18,342,107	—	18,342,107
Transportation Infrastructure	—	5,665,071	—	5,665,071
Water Utilities	—	1,878,308	—	1,878,308
Wireless Telecommunication Services	—	31,857,626	—	31,857,626
Total Common Stocks	$103,360	$1,364,524,482	$—	$1,364,627,842
Futures Contracts	585,297	—	—	585,297
Mutual Fund	128,192	—	—	128,192
Preferred Stocks*	—	6,926,306	—	6,926,306
Repurchase Agreements	—	84,505,488	—	84,505,488
Total Assets	$816,849	$1,455,956,276	$—	$1,456,773,125
Liabilities:
Futures Contracts	(9,211)	—	—	(9,211)
Total Liabilities	$(9,211)	$—	$—	$(9,211)
Total	$807,638	$1,455,956,276	$—	$1,456,763,914

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the period from January 1, 2012 through June 30, 2012, the Fund held two common stock investments that were categorized as level three investments which were valued at zero. Each was valued at zero because the issuer was in bankruptcy. The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

36	Semiannual Report 2012

(c)	Futures Contracts

The fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Equity and currency risk	Unrealized appreciation from futures contracts	$585,297
Total		$585,297

Liabilities:
Futures Contracts* Equity and currency risk	Unrealized depreciation from futures contracts	$9,211
Total		$9,211
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

2012 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts Equity and currency risk	$(358,337)
Total	$(358,337)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity and currency risk	$425,904
Total	$425,904

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or

38	Semiannual Report 2012

restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$82,471,794	$84,505,488

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2012 Semiannual Report	39

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

For the period from February 1, 2012 through May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.235%
$3 billion and more	0.225%

Prior to February 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.27%
$1.5 billion up to $3 billion	0.26%
$3 billion and more	0.25%

40	Semiannual Report 2012

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning February 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.34% for all share classes until at least April 30, 2013. Prior to February 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.37%.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

From January 1, 2012 through February 1, 2012, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $30,340, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,818.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the

2012 Semiannual Report	41

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the six months ended June 30, 2012, NFS received $28,691 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,854.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $9,588.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $30,433,525 and sales of $52,960,656 (excluding short-term securities).

42	Semiannual Report 2012

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,624,962,478	$111,280,962	$(280,055,612)	$(168,774,650)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	43

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

44	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	45

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

46	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	47

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

48	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

2012 Semiannual Report	49

Management Information (Continued)

June 30, 2012

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

50	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	51

NVIT Investor Destinations Aggressive Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each

Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury

2	Semiannual Report 2012

bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Aggressive Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,067.40	3.03	0.59
	Hypothetical[c]	1,000.00	1,021.93	2.97	0.59
Class P Shares[d]	Actual	1,000.00	967.90	0.71	0.43
	Hypothetical[c]	1,000.00	1,022.73	2.16	0.43
Class VI Shares	Actual	1,000.00	1,067.80	3.03	0.59
	Hypothetical[c]	1,000.00	1,021.93	2.97	0.59

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary	NVIT Investor Destinations Aggressive Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	94.8%
Fixed Income Fund	5.3%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund, Class Y	40.5%
NVIT International Index Fund, Class Y	29.5%
NVIT Mid Cap Index Fund, Class Y	14.7%
NVIT Small Cap Index Fund, Class Y	10.1%
NVIT Bond Index Fund, Class Y	5.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 94.8%
NVIT International Index Fund, Class Y (a)	13,430,932	$101,269,224
NVIT Mid Cap Index Fund, Class Y (a)	2,674,902	50,609,153
NVIT S&P 500 Index Fund, Class Y (a)	14,547,146	139,070,712
NVIT Small Cap Index Fund, Class Y (a)	3,580,229	34,799,827

Total Equity Funds (cost $322,179,287)		325,748,916

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Fund 5.3%
NVIT Bond Index Fund, Class Y (a)	1,623,622	$18,022,202

Total Fixed Income Fund (cost $16,855,984)		18,022,202

Total Mutual Funds (cost $339,035,271)		343,771,118

Total Investments (cost $339,035,271) (b) — 100.1%		343,771,118

Liabilities in excess of other assets — (0.1)%		(183,274)

NET ASSETS — 100.0%		$343,587,844

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $339,035,271)	$343,771,118
Receivable for investments sold	1,769,477
Receivable for capital shares issued	410,164
Prepaid expenses	4,501

Total Assets	345,955,260

Liabilities:
Payable for capital shares redeemed	2,179,641
Accrued expenses and other payables:
Investment advisory fees	35,965
Fund administration fees	9,481
Distribution fees	69,164
Administrative servicing fees	46,798
Accounting and transfer agent fees	3,302
Trustee fees	268
Custodian fees	2,468
Compliance program costs (Note 3)	265
Professional fees	7,771
Printing fees	10,716
Other	1,577

Total Liabilities	2,367,416

Net Assets	$343,587,844

Represented by:
Capital	$385,994,772
Accumulated net investment loss	(1,073,508)
Accumulated net realized losses from investment transactions with affiliates	(46,069,267)
Net unrealized appreciation/(depreciation) from investments in affiliates	4,735,847

Net Assets	$343,587,844

Net Assets:
Class II Shares	$337,633,350
Class P Shares	286,951
Class VI Shares	5,667,543

Total	$343,587,844

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	36,132,214
Class P Shares	30,698
Class VI Shares	610,064

Total	36,772,976

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.34
Class P Shares	$9.35
Class VI Shares	$9.29

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund
EXPENSES:
Investment advisory fees	$237,631
Fund administration fees	61,128
Distribution fees Class II Shares	449,582
Distribution fees Class P Shares (a)	51
Distribution fees Class VI Shares	7,349
Administrative servicing fees Class II Shares	269,752
Administrative servicing fees Class VI Shares	4,410
Professional fees	12,446
Printing fees	8,829
Trustee fees	7,390
Custodian fees	7,185
Compliance program costs (Note 3)	778
Other	6,977

Total Expenses	1,073,508

NET INVESTMENT LOSS	(1,073,508)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(6,888,592)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	32,561,170

Net realized/unrealized gains from affiliated investments	25,672,578

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,599,070

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(1,073,508)	$5,722,908
Net realized losses from investment transactions with affiliates	(6,888,592)	(11,264,072)
Net change in unrealized appreciation/(depreciation) from affiliated investments	32,561,170	(8,253,900)

Change in net assets resulting from operations	24,599,070	(13,795,064)

Distributions to Shareholders From:
Net investment income:
Class II	–	(7,486,676)
Class P (a)	–	–
Class VI	–	(113,878)

Change in net assets from shareholder distributions	–	(7,600,554)

Change in net assets from capital transactions	(45,610,312)	(75,479,049)

Change in net assets	(21,011,242)	(96,874,667)

Net Assets:
Beginning of period	364,599,086	461,473,753

End of period	$343,587,844	$364,599,086

Accumulated net investment loss at end of period	$(1,073,508)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$5,996,571	$11,788,749
Dividends reinvested	–	7,486,676
Cost of shares redeemed	(51,280,655)	(94,798,602)

Total Class II	(45,284,084)	(75,523,177)

Class P Shares (a)
Proceeds from shares issued	278,504	–
Dividends reinvested	–	–
Cost of shares redeemed	(194)	–

Total Class P	278,310	–

Class VI Shares
Proceeds from shares issued	291,425	2,826,881
Dividends reinvested	–	113,878
Cost of shares redeemed	(895,963)	(2,896,631)

Total Class VI	(604,538)	44,128

Change in net assets from capital transactions	$(45,610,312)	$(75,479,049)

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

2012 Semiannual Report	11

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	646,161	1,298,102
Reinvested	–	829,694
Redeemed	(5,496,398)	(10,261,096)

Total Class II Shares	(4,850,237)	(8,133,300)

Class P Shares (a)
Issued	30,719	–
Reinvested	–	–
Redeemed	(21)	–

Total Class P Shares	30,698	–

Class VI Shares
Issued	31,537	313,866
Reinvested	–	12,734
Redeemed	(96,381)	(314,838)

Total Class VI Shares	(64,844)	11,762

Total change in shares	(4,884,383)	(8,121,538)

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited )(e)	$8.75	(0.03)	0.62	0.59	–	–	–	–	$9.34	6.74%	$337,633,350	0.59%	(0.59)%	0.59%	1.18%
Year Ended December 31, 2011(e)	$9.27	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.75	(3.93)%	$358,725,719	0.58%	1.36%	0.58%	15.64%
Year Ended December 31, 2010(e)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%	$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009(e)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84)%	$439,636,912	0.57%	1.67%	0.57%	21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%	$762,322,072	0.56%	1.60%	0.56%	76.72%

Class P Shares
Period Ended June 30, 2012(e)(f) (Unaudited)	$9.66	(0.01)	(0.30)	(0.31)	–	–	–	–	$9.35	(3.21)%	$286,951	0.43%	(0.43)%	0.43%	1.18%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited )(e)	$8.70	(0.03)	0.62	0.59	–	–	–	–	$9.29	6.78%	$5,667,543	0.59%	(0.59)%	0.59%	1.18%
Year Ended December 31, 2011(e)	$9.22	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.70	(3.94)%	$5,873,367	0.58%	1.44%	0.58%	15.64%
Year Ended December 31, 2010(e)	$8.19	0.11	1.06	1.17	(0.14)	–	(0.14)	–	$9.22	14.57%	$6,114,190	0.57%	1.36%	0.57%	7.86%
Year Ended December 31, 2009(e)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89)%	$5,683,529	0.57%	1.55%	0.57%	21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%	$13,867,714	0.55%	1.80%	0.55%	76.72%

Amounts designated as ”–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$343,771,118	$—	$—	$343,771,118
Total	$343,771,118	$—	$—	$343,771,118
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16	Semiannual Report 2012

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $778.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $274,162 in administrative servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is

18	Semiannual Report 2012

calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $85.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $6,106.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$109,843,841	$1,543,305	$14,502,070	$–	$(4,988,479)	$101,269,224
NVIT Mid Cap Index Fund, Class Y	54,581,510	244,627	8,609,744	–	(356,242)	50,609,153
NVIT S&P 500 Index Fund, Class Y	145,682,884	652,338	20,677,040	–	(1,551,090)	139,070,712
NVIT Small Cap Index Fund, Class Y	36,255,970	304,833	4,834,023	–	(184,279)	34,799,827
NVIT Bond Index Fund, Class Y	18,443,724	1,585,398	2,417,012	–	191,498	18,022,202

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $4,330,501 and sales of $51,039,889 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

20	Semiannual Report 2012

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$348,289,140	$7,874,984	$(12,393,006)	$(4,518,022)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86

Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Investor Destinations Balanced Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

6	Shareholder Expense Example

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-BAL (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

2	Semiannual Report 2012

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Balanced Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,045.20	2.95	0.58
	Hypothetical	[c]	1,000.00	1,021.98	2.92	0.58
Class P Shares[d]	Actual		1,000.00	986.00	0.71	0.43
	Hypothetical	[c]	1,000.00	1,022.73	2.16	0.43
Class VI Shares	Actual		1,000.00	1,045.20	2.95	0.58
	Hypothetical	[c]	1,000.00	1,021.98	2.92	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary	NVIT Investor Destinations Balanced Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	49.1%
Fixed Income Funds	36.7%
Fixed Contract	11.2%
Money Market Fund	3.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT Bond Index Fund, Class Y	28.7%
NVIT S&P 500 Index Fund, Class Y	24.8%
NVIT International Index Fund, Class Y	12.5%
Nationwide Fixed Contract	11.2%
NVIT Enhanced Income Fund, Class Y	8.1%
NVIT Mid Cap Index Fund, Class Y	7.7%
NVIT Small Cap Index Fund, Class Y	4.0%
NVIT Money Market Fund, Class Y	3.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 88.8%

	Shares	Market Value

Equity Funds 49.1%
NVIT International Index Fund, Class Y (a)	10,184,225	$76,789,055
NVIT Mid Cap Index Fund, Class Y (a)	2,492,225	47,152,901
NVIT S&P 500 Index Fund, Class Y (a)	15,853,564	151,560,068
NVIT Small Cap Index Fund, Class Y (a)	2,499,720	24,297,276

Total Equity Funds (cost $281,678,286)		299,799,300

Fixed Income Funds 36.7%
NVIT Bond Index Fund, Class Y (a)	15,776,388	175,117,909
NVIT Enhanced Income Fund, Class Y (a)	5,015,280	49,500,818

Total Fixed Income Funds (cost $217,712,173)		224,618,727

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	18,565,961	18,565,961

Total Money Market Fund (cost $18,565,961)		18,565,961

Total Mutual Funds (cost $517,956,420)		542,983,988

Fixed Contract 11.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(c)	$68,461,554	$68,461,554

Total Fixed Contract (cost $68,461,554)		68,461,554

Total Investments (cost $586,417,974) (d) — 100.0%		611,445,542

Liabilities in excess of other assets — 0.0%†		(280,976)

NET ASSETS — 100.0%		$611,164,566

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

8	Semiannual Report 2012

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $586,417,974)	$611,445,542
Receivable for capital shares issued	1,967,875
Prepaid expenses	6,409

Total Assets	613,419,826

Liabilities:
Payable for investments purchased	1,967,646
Payable for capital shares redeemed	229
Accrued expenses and other payables:
Investment advisory fees	62,841
Fund administration fees	14,080
Distribution fees	120,848
Administrative servicing fees	67,382
Accounting and transfer agent fees	21
Trustee fees	226
Custodian fees	2,555
Compliance program costs (Note 3)	624
Professional fees	6,286
Printing fees	6,216
Recoupment fees	4,685
Other	1,621

Total Liabilities	2,255,260

Net Assets	$611,164,566

Represented by:
Capital	$576,965,694
Accumulated net investment income loss	(672,558)
Accumulated net realized gains from investment transactions with affiliates	9,843,862
Net unrealized appreciation/(depreciation) from investments in affiliates	25,027,568

Net Assets	$611,164,566

Net Assets:
Class II Shares	$609,642,433
Class P Shares	678,360
Class VI Shares	843,773

Total	$611,164,566

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	45,511,690
Class P Shares	50,646
Class VI Shares	62,970

Total	45,625,306

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.40
Class P Shares	$13.39
Class VI Shares	$13.40

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Interest income from affiliates	$957,993

Total Income	957,993

EXPENSES:
Investment advisory fees	365,378
Fund administration fees	82,726
Distribution fees Class II Shares	701,593
Distribution fees Class P Shares(a)	190
Distribution fees Class VI Shares	869
Administrative servicing fees Class II Shares	420,960
Administrative servicing fees Class VI Shares	521
Professional fees	14,974
Printing fees	7,454
Trustee fees	12,703
Custodian fees	9,831
Compliance program costs (Note 3)	983
Recoupment fees (Note 3)	4,685
Other	7,684

Total Expenses	1,630,551

NET INVESTMENT LOSS	(672,558)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	3,063,853
Net change in unrealized appreciation/(depreciation) from investments in affiliates	20,664,468

Net realized/unrealized gains from affiliated investments	23,728,321

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,055,763

(a)	For the period May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(672,558)	$7,152,778
Net realized gains from investment transactions with affiliates	3,063,853	6,793,334
Net change in unrealized appreciation/(depreciation) from affiliated investments	20,664,468	(11,620,004)

Change in net assets resulting from operations	23,055,763	2,326,108

Distributions to Shareholders From:
Net investment income:
Class II	—	(8,394,207)
Class P(a)	—	—
Class VI	—	(9,220)
Net realized gains:
Class II	—	(527,263)
Class P(a)	—	—
Class VI	—	(406)

Change in net assets from shareholder distributions	—	(8,931,096)

Change in net assets from capital transactions	85,771,834	225,062,095

Change in net assets	108,827,597	218,457,107

Net Assets:
Beginning of period	502,336,969	283,879,862

End of period	$611,164,566	$502,336,969

Accumulated net investment loss at end of period	$(672,558)	$—

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$88,755,166	$220,040,896
Dividends reinvested	—	8,921,470
Cost of shares redeemed	(4,035,047)	(3,760,570)

Total Class II	84,720,119	225,201,796

Class P Shares(a)
Proceeds from shares issued	925,907	—
Dividends reinvested	—	—
Cost of shares redeemed	(257,968)	—

Total Class P	667,939	—

Class VI Shares
Proceeds from shares issued	591,172	182,873
Dividends reinvested	—	9,626
Cost of shares redeemed	(207,396)	(332,200)

Total Class VI	383,776	(139,701)

Change in net assets from capital transactions	$85,771,834	$225,062,095

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	6,669,263	16,937,112
Reinvested	—	694,220
Redeemed	(302,920)	(291,430)

Total Class II Shares	6,366,343	17,339,902

Class P Shares(a)
Issued	70,146	—
Reinvested	—	—
Redeemed	(19,500)	—

Total Class P Shares	50,646	—

Class VI Shares
Issued	43,835	14,359
Reinvested	—	744
Redeemed	(15,806)	(25,524)

Total Class VI Shares	28,029	(10,421)

Total change in shares	6,445,018	17,329,481

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$12.82	(0.02)	0.60	0.58	—	—	—	—	$13.40	4.52%		$609,642,433	0.58%	(0.24%	)	0.58%	3.67%
Year Ended December 31, 2011(e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	—	$12.82	0.88%		$501,888,883	0.58%	1.84%		0.58%	11.93%
Year Ended December 31, 2010(e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	—	$12.99	9.81%		$283,290,549	0.61%	2.00%		0.61%	4.07%
Period Ended December 31, 2009(e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	—	$12.03	23.15%		$61,551,626	0.66%	2.94%		0.75%	14.53%

Class P Shares
Period Ended June 30, 2012 (Unaudited) (e)(g)	$13.58	—	(0.19)	(0.19)	—	—	—	—	$13.39	(1.40%	)	$678,360	0.43%	(0.03%	)	0.43%	3.67%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$12.82	(0.02)	0.60	0.58	—	—	—	—	$13.40	4.52%		$843,773	0.58%	(0.23%	)	0.58%	3.67%
Year Ended December 31, 2011(e)	$12.99	0.22	(0.09)	0.13	(0.28)	(0.02)	(0.30)	—	$12.82	0.87%		$448,086	0.57%	1.71%		0.57%	11.93%
Period Ended December 31, 2010(e)(h)	$12.47	0.22	0.45	0.67	(0.12)	(0.03)	(0.15)	—	$12.99	5.51%		$589,313	0.51%	2.59%		0.51%	4.07%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$68,461,554	$—	$68,461,554
Mutual Funds	542,983,988	—	—	542,983,988
Total	$542,983,988	$68,461,554	$—	$611,445,542
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16	Semiannual Report 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012	Total
$14,393	$—	$—	$—	$14,393

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $4,685.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

18	Semiannual Report 2012

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $983.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $421,481 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $26.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,125.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$65,332,550	$11,315,952	$2,336,539	$—	$140,013	$76,789,055
NVIT Mid Cap Index Fund, Class Y	39,959,968	6,963,663	3,014,910	—	732,099	47,152,901
NVIT S&P 500 Index Fund, Class Y	124,980,918	21,761,446	7,469,348	—	1,634,930	151,560,068
NVIT Small Cap Index Fund, Class Y	19,908,927	3,481,832	868,226	—	211,908	24,297,276
NVIT Bond Index Fund, Class Y	151,883,414	25,487,355	6,039,470	—	348,526	175,117,909
NVIT Enhanced Income Fund, Class Y	37,695,742	11,868,506	222,073	—	(3,623)	49,500,818
NVIT Money Market Fund, Class Y	16,329,175	2,750,690	513,905	—	—	18,565,961
Nationwide Fixed Contract	46,390,694	21,184,988	288,561	957,993	—	68,461,554

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

20	Semiannual Report 2012

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $104,814,432 and sales of $20,753,032 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$586,484,689	$29,057,217	$(4,096,364)	$24,960,853

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

2012 Semiannual Report	23

Supplemental Information (Continued)

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

24	Semiannual Report 2012

2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	25

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2012

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NVIT Investor Destinations Capital

Appreciation Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CAP (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including

2	Semiannual Report 2012

government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Capital Appreciation Fund		Beginning Account Value($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,055.70	2.91	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57
Class P Shares[d]	Actual	1,000.00	978.50	0.69	0.42
	Hypothetical[c]	1,000.00	1,022.77	2.11	0.42
Class VI Shares	Actual	1,000.00	1,055.70	2.91	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation †
Equity Funds	69.1%
Fixed Income Funds	24.7%
Fixed Contract	6.2%
Money Market Fund ††	0.0%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT S&P 500 Index Fund, Class Y	33.0%
NVIT Bond Index Fund, Class Y	20.6%
NVIT International Index Fund, Class Y	19.4%
NVIT Mid Cap Index Fund, Class Y	10.7%
Nationwide Fixed Contract	6.2%
NVIT Small Cap Index Fund, Class Y	6.0%
NVIT Enhanced Income Fund, Class Y	4.1%
NVIT Money Market Fund, Class Y†	0.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 93.8%

	Shares	Market Value

Equity Funds 69.1%
NVIT International Index Fund, Class Y (a)	28,525,726	$215,083,972
NVIT Mid Cap Index Fund, Class Y (a)	6,240,754	118,075,070
NVIT S&P 500 Index Fund, Class Y (a)	38,129,012	364,513,358
NVIT Small Cap Index Fund, Class Y (a)	6,830,212	66,389,659

Total Equity Funds (cost $728,057,927)		764,062,059

Fixed Income Funds 24.7%
NVIT Bond Index Fund, Class Y (a)	20,554,758	228,157,819
NVIT Enhanced Income Fund, Class Y (a)	4,574,686	45,152,154

Total Fixed Income Funds (cost $264,540,151)		273,309,973

Money Market Fund 0.0% †
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	16,520	16,520

Total Money Market Fund (cost $16,520)		16,520

Total Mutual Funds (cost $992,614,598)		1,037,388,552

Fixed Contract 6.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(c)	$68,129,751	$68,129,751

Total Fixed Contract (cost $68,129,751)		68,129,751

Total Investments (cost $1,060,744,349) (d) — 100.0%		1,105,518,303

Liabilities in excess of other assets — 0.0%†		(487,763)

NET ASSETS — 100.0%		$1,105,030,540

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,060,744,349)	$1,105,518,303
Receivable for capital shares issued	392,694
Prepaid expenses	10,825

Total Assets	1,105,921,822

Liabilities:
Payable for investments purchased	391,763
Payable for capital shares redeemed	931
Accrued expenses and other payables:
Investment advisory fees	113,736
Fund administration fees	22,811
Distribution fees	218,724
Administrative servicing fees	121,922
Accounting and transfer agent fees	33
Trustee fees	421
Custodian fees	4,426
Compliance program costs (Note 3)	1,242
Professional fees	6,684
Printing fees	5,656
Other	2,933

Total Liabilities	891,282

Net Assets	$1,105,030,540

Represented by:
Capital	$1,043,219,958
Accumulated net investment loss	(2,017,745)
Accumulated net realized gains from investment transactions with affiliates	19,054,373
Net unrealized appreciation/(depreciation) from investments in affiliates	44,773,954

Net Assets	$1,105,030,540

Net Assets:
Class II Shares	$1,104,149,653
Class P Shares	92,139
Class VI Shares	788,748

Total	$1,105,030,540

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	75,697,475
Class P Shares	6,315
Class VI Shares	54,074

Total	75,757,864

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.59
Class P Shares	$14.59
Class VI Shares	$14.59

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Interest income from affiliates	$956,988

Total Income	956,988

EXPENSES:
Investment advisory fees	675,185
Fund administration fees	135,129
Distribution fees Class II Shares	1,297,685
Distribution fees Class P Shares(a)	9
Distribution fees Class VI Shares	744
Administrative servicing fees Class II Shares	778,619
Administrative servicing fees Class VI Shares	446
Professional fees	22,713
Printing fees	7,546
Trustee fees	24,339
Custodian fees	18,051
Compliance program costs (Note 3)	1,753
Other	12,514

Total Expenses	2,974,733

NET INVESTMENT LOSS	(2,017,745)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	5,743,840
Net change in unrealized appreciation/(depreciation) from investments in affiliates	48,062,858

Net realized/unrealized gains from affiliated investments	53,806,698

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,788,953

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(2,017,745)	$12,339,467
Net realized gains from investment transactions with affiliates	5,743,840	13,348,383
Net change in unrealized appreciation/(depreciation) from affiliated investments	48,062,858	(39,113,689)

Change in net assets resulting from operations	51,788,953	(13,425,839)

Distributions to Shareholders From:
Net investment income:
Class II	–	(14,254,664)
Class P(a)	–	–
Class VI	–	(7,055)
Net realized gains:
Class II	–	(688,539)
Class P(a)	–	–
Class VI	–	(312)

Change in net assets from shareholder distributions	–	(14,950,570)

Change in net assets from capital transactions	132,552,537	513,884,853

Change in net assets	184,341,490	485,508,444

Net Assets:
Beginning of period	920,689,050	435,180,606

End of period	$1,105,030,540	$920,689,050

Accumulated net investment loss at end of period	$(2,017,745)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$148,131,325	$506,713,929
Dividends reinvested	–	14,943,203
Cost of shares redeemed	(15,893,716)	(8,076,241)

Total Class II	132,237,609	513,580,891

Class P Shares(a)
Proceeds from shares issued	91,393	–
Dividends reinvested	–	–
Cost of shares redeemed	(458)	–

Total Class P	90,935	–

Class VI Shares
Proceeds from shares issued	260,741	1,189,074
Dividends reinvested	–	7,367
Cost of shares redeemed	(36,748)	(892,479)

Total Class VI	223,993	303,962

Change in net assets from capital transactions	$132,552,537	$513,884,853

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	10,206,428	35,555,104
Reinvested	–	1,073,077
Redeemed	(1,112,047)	(561,300)

Total Class II Shares	9,094,381	36,066,881

Class P Shares(a)
Issued	6,347	–
Reinvested	–	–
Redeemed	(32)	–

Total Class P Shares	6,315	–

Class VI Shares
Issued	18,335	82,585
Reinvested	–	529
Redeemed	(2,534)	(61,368)

Total Class VI Shares	15,801	21,746

Total change in shares	9,116,497	36,088,627

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$13.82	(0.03)	0.80	0.77	–	–	–	$14.59	5.57%		$1,104,149,653	0.57%	(0.39%	)	0.57%	4.91%
Year Ended December 31, 2011(e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	$13.82	(0.94%	)	$920,160,293	0.57%	1.80%		0.57%	11.61%
Year Ended December 31, 2010(e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	$14.24	12.03%		$434,945,360	0.59%	1.91%		0.59%	2.76%
Period Ended December 31, 2009(e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	$12.91	31.81%		$117,422,891	0.60%	3.10%		0.63%	9.87%

Class P Shares
Period Ended June 30, 2012(e)(g) (Unaudited)	$14.91	–	(0.32)	(0.32)	–	–	–	$14.59	(2.15%	)	$92,139	0.42%	(0.20%	)	0.42%	4.91%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$13.82	(0.03)	0.80	0.77	–	–	–	$14.59	5.57%		$788,748	0.57%	(0.38%	)	0.57%	4.91%
Year Ended December 31, 2011(e)	$14.23	0.17	(0.30)	(0.13)	(0.27)	(0.01)	(0.28)	$13.82	(0.98%	)	$528,757	0.57%	1.22%		0.57%	11.61%
Period Ended December 31, 2010(e)(h)	$13.49	0.20	0.70	0.90	(0.13)	(0.03)	(0.16)	$14.23	6.81%		$235,246	0.50%	2.21%		0.50%	2.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2010 (commencement of operations) through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,037,388,552	$—	$—	$1,037,388,552
Fixed Contract	—	68,129,751	—	68,129,751
Total	$1,037,388,552	$68,129,751	$—	$1,105,518,303
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary.

16	Semiannual Report 2012

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2009 Amount(a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$9,592	$—	$—	$—	$9,592
(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

18	Semiannual Report 2012

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,753.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $779,065 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had no contributions to capital due to the collection of redemption fees.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,044

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$184,520,673	$28,910,857	$4,979,254	$–	$348,947	$215,083,972
NVIT Mid Cap Index Fund, Class Y	100,861,955	15,900,971	6,750,675	–	1,150,797	118,075,070
NVIT S&P 500 Index Fund, Class Y	302,851,018	47,702,913	15,469,481	–	3,651,293	364,513,358
NVIT Small Cap Index Fund, Class Y	54,817,771	8,673,257	1,913,582	–	504,981	66,389,659
NVIT Bond Index Fund, Class Y	176,585,369	49,808,312	2,914,523	–	181,658	228,157,819
NVIT Enhanced Income Fund, Class Y	46,052,504	5,782,171	6,874,923	–	(93,836)	45,152,154
NVIT Money Market Fund, Class Y	9,303,826	2,157,587	11,444,893	–	–	16,520
Nationwide Fixed Contract	46,126,783	21,846,488	824,013	$956,988	–	68,129,751

Amounts designated as “–” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

20	Semiannual Report 2012

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $180,782,556 and sales of $51,171,344 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,060,903,934	$57,247,323	$(12,632,954)	$44,614,369

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;
—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;
—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;
—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

24	Semiannual Report 2012

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	25

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2012

NVIT Investor Destinations Conservative Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes

2	Semiannual Report 2012

state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Conservative Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual		1,000.00	1,026.50	2.92	0.58
	Hypothetical	[c]	1,000.00	1,021.98	2.92	0.58
Class P Shares[d]	Actual		1,000.00	997.10	0.70	0.42
	Hypothetical	[c]	1,000.00	1,022.77	2.11	0.42
Class VI Shares	Actual		1,000.00	1,025.60	2.92	0.58
	Hypothetical	[c]	1,000.00	1,021.98	2.92	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary	NVIT Investor Destinations Conservative Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Fixed Income Funds	54.5%
Fixed Contract	21.1%
Equity Funds	19.4%
Money Market Fund	5.0%
Liabilities in excess of other assets††	0.0%

100.0%

Top Holdings †††
NVIT Bond Index Fund, Class Y	40.5%
Nationwide Fixed Contract	21.1%
NVIT Enhanced Income Fund, Class Y	14.0%
NVIT S&P 500 Index Fund, Class Y	11.8%
NVIT Money Market Fund, Class Y	5.0%
NVIT International Index Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	2.8%

100.0%

† Percentages	indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.9%

	Shares	Market Value

Equity Funds 19.4%
NVIT International Index Fund, Class Y (a)	4,536,683	$34,206,587
NVIT Mid Cap Index Fund, Class Y (a)	1,082,060	20,472,575
NVIT S&P 500 Index Fund, Class Y (a)	8,810,366	84,227,100

Total Equity Funds (cost $119,490,087)		138,906,262

Fixed Income Funds 54.5%
NVIT Bond Index Fund, Class Y (a)	26,069,744	289,374,154
NVIT Enhanced Income Fund, Class Y (a)	10,154,765	100,227,534

Total Fixed Income Funds (cost $374,253,273)		389,601,688

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00% * (a)(b)	35,797,000	35,797,000

Total Money Market Fund (cost $35,797,000)		35,797,000

Total Mutual Funds (cost $529,540,360)		564,304,950

Fixed Contract 21.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(c)	$151,237,433	$151,237,433

Total Fixed Contract (cost $151,237,433)		151,237,433

Total Investments (cost $680,777,793) (d) — 100.0%		715,542,383

Liabilities in excess of other assets — 0.0%†		(334,073)

NET ASSETS — 100.0%		$715,208,310

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $680,777,793)	$715,542,383
Receivable for capital shares issued	1,694,769
Prepaid expenses	7,353

Total Assets	717,244,505

Liabilities:
Payable for investments purchased	1,671,961
Payable for capital shares redeemed	22,808
Accrued expenses and other payables:
Investment advisory fees	74,547
Fund administration fees	16,096
Distribution fees	143,360
Administrative servicing fees	84,282
Accounting and transfer agent fees	1,227
Trustee fees	255
Custodian fees	3,716
Compliance program costs (Note 3)	708
Professional fees	7,808
Printing fees	7,990
Other	1,437

Total Liabilities	2,036,195

Net Assets	$715,208,310

Represented by:
Capital	$665,329,082
Accumulated undistributed net investment income	301,607
Accumulated net realized gains from investment transactions with affiliates	14,813,031
Net unrealized appreciation/(depreciation) from investments in affiliates	34,764,590

Net Assets	$715,208,310

Net Assets:
Class II Shares	$698,541,027
Class P Shares	404,684
Class VI Shares	16,262,599

Total	$715,208,310

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	66,712,330
Class P Shares	38,644
Class VI Shares	1,560,322

Total	68,311,296

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.47
Class P Shares	$10.47
Class VI Shares	$10.42

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,240,781

Total Income	2,240,781

EXPENSES:
Investment advisory fees	438,346
Fund administration fees	95,084
Distribution fees Class II Shares	821,969
Distribution fees Class P Shares (a)	63
Distribution fees Class VI Shares	20,943
Administrative servicing fees Class II Shares	493,186
Administrative servicing fees Class VI Shares	12,566
Professional fees	17,438
Printing fees	7,858
Trustee fees	14,067
Custodian fees	12,310
Compliance program costs (Note 3)	1,215
Other	9,694

Total expenses before earnings credit	1,944,739

Earnings credit (Note 6)	(1)

Net Expenses	1,944,738

NET INVESTMENT INCOME	296,043

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	5,242,522
Net change in unrealized appreciation/(depreciation) from investments in affiliates	11,969,765

Net realized/unrealized gains from affiliated investments	17,212,287

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,508,330

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$296,043	$10,870,945
Net realized gains from investment transactions with affiliates	5,242,522	9,588,583
Net change in unrealized appreciation/(depreciation) from affiliated investments	11,969,765	(4,057,417)

Change in net assets resulting from operations	17,508,330	16,402,111

Distributions to Shareholders From:
Net investment income:
Class II	–	(12,938,024)
Class P(a)	–	–
Class VI	–	(459,554)
Net realized gains:
Class II	–	(1,907,716)
Class P(a)	–	–
Class VI	–	(59,294)

Change in net assets from shareholder distributions	–	(15,364,588)

Change in net assets from capital transactions	53,245,754	137,942,378

Change in net assets	70,754,084	138,979,901

Net Assets:
Beginning of period	644,454,226	505,474,325

End of period	$715,208,310	$644,454,226

Accumulated undistributed net investment income at end of period	$301,607	$5,564

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$89,357,289	$186,200,088
Dividends reinvested	–	14,845,740
Cost of shares redeemed	(33,601,585)	(64,382,179)

Total Class II	55,755,704	136,663,649

Class P Shares(a)
Proceeds from shares issued	401,558	–
Dividends reinvested	–	–
Cost of shares redeemed	(153)	–

Total Class P	401,405	–

Class VI Shares
Proceeds from shares issued	1,554,363	8,187,557
Dividends reinvested	–	518,848
Cost of shares redeemed	(4,465,718)	(7,427,676)

Total Class VI	(2,911,355)	1,278,729

Change in net assets from capital transactions	$53,245,754	$137,942,378

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	8,605,140	18,265,421
Reinvested	–	1,460,923
Redeemed	(3,223,976)	(6,279,829)

Total Class II Shares	5,381,164	13,446,515

Class P Shares(a)
Issued	38,658	–
Reinvested	–	–
Redeemed	(14)	–

Total Class P Shares	38,644	–

Class VI Shares
Issued	150,302	802,688
Reinvested	–	51,286
Redeemed	(433,793)	(731,677)

Total Class VI Shares	(283,491)	122,297

Total change in shares	5,136,317	13,568,812

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.20	–	0.27	0.27	–	–	–	–	$10.47	2.65%	$698,541,027	0.58%	0.09%	0.58%	8.50%
Year Ended December 31, 2011(e)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%
Year Ended December 31, 2010(e)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%	$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended December 31, 2009(e)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%
Year Ended December 31, 2008(e)	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02)%	$338,713,566	0.56%	3.04%	0.56%	24.69%
Year Ended December 31, 2007(f)	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	–	$10.40	5.38%	$309,288,876	0.57%	3.52%	0.57%	101.35%

Class P Shares
Period Ended June 30, 2012(e)(f) (Unaudited)	$10.50	0.01	(0.04)	(0.03)	–	–	–	–	$10.47	(0.29)%	$404,684	0.42%	0.32%	0.42%	8.50%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.16	–	0.26	0.26	–	–	–	–	$10.42	2.56%	$16,262,599	0.58%	0.09%	0.58%	8.50%
Year Ended December 31, 2011(e)	$10.15	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.16	2.94%	$18,724,375	0.58%	1.94%	0.58%	15.78%
Year Ended December 31, 2010(e)	$9.83	0.22	0.36	0.58	(0.23)	(0.03)	(0.26)	–	$10.15	5.93%	$17,466,628	0.58%	2.20%	0.58%	11.91%
Year Ended December 31, 2009(e)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	–	$9.83	9.25%	$11,866,947	0.57%	2.64%	0.57%	42.55%
Year Ended December 31, 2008(e)	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17)%	$7,583,478	0.55%	3.14%	0.55%	24.69%
Year Ended December 31, 2007(f)	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	–	$10.36	5.43%	$5,409,132	0.56%	3.58%	0.56%	101.35%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year
(b)	Annualized for periods less than one year
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

14	Semiannual Report 2012

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$151,237,433	$—	$151,237,433
Mutual Funds	564,304,950	—	—	564,304,950
Total	$564,304,950	$151,237,433	$—	$715,542,383

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16	Semiannual Report 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the values of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,215.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining

18	Semiannual Report 2012

shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $505,752 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $77,688.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$32,168,593	$4,004,347	$3,386,056	$–	$459,085	$34,206,587
NVIT Mid Cap Index Fund, Class Y	19,185,594	2,402,608	2,749,843	–	813,450	20,472,575
NVIT S&P 500 Index Fund, Class Y	76,802,670	9,610,433	9,813,744	–	3,209,620	84,227,100
NVIT Bond Index Fund, Class Y	259,253,701	35,467,862	11,505,692	–	799,861	289,374,154
NVIT Enhanced Income Fund, Class Y	90,080,949	13,801,232	4,026,992	–	(39,494)	100,227,534
NVIT Money Market Fund, Class Y	51,456,676	5,299,239	20,958,914	–	–	35,797,000
Nationwide Fixed Contract	115,574,030	38,399,458	5,313,632	2,240,781	–	151,237,423

Amounts designated as “—” are zero or have been rounded to zero.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $108,985,179 and sales of $57,754,873 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

20	Semiannual Report 2012

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$681,237,258	$35,198,341	$(893,216)	$34,305,125

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Investor Destinations Moderate Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes

2	Semiannual Report 2012

state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Moderate Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,050.30	2.91	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57
Class P Shares[d]	Actual	1,000.00	982.80	0.68	0.41
	Hypothetical[c]	1,000.00	1,022.82	2.06	0.41
Class VI Shares	Actual	1,000.00	1,050.60	2.91	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary	NVIT Investor Destinations Moderate Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Equity Funds	59.0%
Fixed Income Funds	30.9%
Fixed Contract	8.2%
Money Market Fund	2.0%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund, Class Y	28.8%
NVIT Bond Index Fund, Class Y	24.7%
NVIT International Index Fund, Class Y	15.5%
NVIT Mid Cap Index Fund, Class Y	9.7%
Nationwide Fixed Contract	8.2%
NVIT Enhanced Income Fund, Class Y	6.1%
NVIT Small Cap Index Fund, Class Y	5.0%
NVIT Money Market Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value

Equity Funds 59.0%
NVIT International Index Fund, Class Y (a)	60,296,895	$454,638,588
NVIT Mid Cap Index Fund, Class Y (a)	14,999,453	283,789,648
NVIT S&P 500 Index Fund, Class Y (a)	88,649,561	847,489,807
NVIT Small Cap Index Fund, Class Y (a)	15,053,716	146,322,120

Total Equity Funds (cost $1,556,691,065)		1,732,240,163

Fixed Income Funds 30.9%
NVIT Bond Index Fund, Class Y (a)	65,367,276	725,576,763
NVIT Enhanced Income Fund, Class Y (a)	18,178,733	179,424,099

Total Fixed Income Funds (cost $850,389,347)		905,000,862

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	59,806,190	59,806,190

Total Money Market Fund (cost $59,806,190)		59,806,190

Total Mutual Funds (cost $2,466,886,602)		2,697,047,215

Fixed Contract 8.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(c)	$240,721,075	$240,721,075

Total Fixed Contract (cost $240,721,075)		240,721,075

Total Investments (cost $2,707,607,677) (d) — 100.1%		2,937,768,290

Liabilities in excess of other assets — (0.1%)		(1,377,436)

NET ASSETS — 100.0%		$2,936,390,854

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,707,607,677)	$2,937,768,290
Cash	17,541
Receivable for investments sold	6,645,150
Receivable for capital shares issued	70,876
Prepaid expenses	24,937

Total Assets	2,944,526,794

Liabilities:
Payable for capital shares redeemed	6,716,026
Accrued expenses and other payables:
Investment advisory fees	307,635
Fund administration fees	56,088
Distribution fees	591,607
Administrative servicing fees	377,081
Accounting and transfer agent fees	16,829
Trustee fees	1,041
Custodian fees	18,631
Compliance program costs (Note 3)	2,523
Professional fees	22,088
Printing fees	17,386
Other	9,005

Total Liabilities	8,135,940

Net Assets	$2,936,390,854

Represented by:
Capital	$2,805,079,799
Accumulated net investment loss	(4,701,276)
Accumulated net realized losses from investment transactions with affiliates	(94,148,282)
Net unrealized appreciation/(depreciation) from investments in affiliates	230,160,613

Net Assets	$2,936,390,854

Net Assets:
Class II Shares	$2,908,566,902
Class P Shares	3,036,956
Class VI Shares	24,786,996

Total	$2,936,390,854

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	267,968,134
Class P Shares	279,757
Class VI Shares	2,295,694

Total	270,543,585

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.85
Class P Shares	$10.86
Class VI Shares	$10.80

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Interest income from affiliates	$3,712,576

Total Income	3,712,576

EXPENSES:
Investment advisory fees	1,920,018
Fund administration fees	345,613
Distribution fees Class II Shares	3,659,740
Distribution fees Class P Shares (a)	583
Distribution fees Class VI Shares	32,032
Administrative servicing fees Class II Shares	2,195,865
Administrative servicing fees Class VI Shares	19,220
Professional fees	58,806
Printing fees	17,763
Trustee fees	60,555
Custodian fees	55,719
Compliance program costs (Note 3)	5,903
Other	42,041

Total expenses before earnings credit	8,413,858

Earnings credit (Note 6)	(6)

Net Expenses	8,413,852

NET INVESTMENT LOSS	(4,701,276)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(12,839,736)
Net realized gains from investment transactions with non-affiliates	18,187

Net realized losses from affiliated and non-affiliated investments	(12,821,549)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	163,001,333

Net realized/unrealized gains from affiliated investments	150,179,784

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$145,478,508

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$(4,701,276)	$49,711,767
Net realized losses from investment transactions with affiliates	(12,821,549)	(36,316,093)
Net change in unrealized appreciation/(depreciation) from affiliated investments	163,001,333	(9,524,918)

Change in net assets resulting from operations	145,478,508	3,870,756

Distributions to Shareholders From:
Net investment income:
Class II	–	(63,112,165)
Class P(a)	–	–
Class VI	–	(486,407)

Change in net assets from shareholder distributions	–	(63,598,572)

Change in net assets from capital transactions	(83,911,021)	(112,461,614)

Change in net assets	61,567,487	(172,189,430)

Net Assets:
Beginning of period	2,874,823,367	3,047,012,797

End of period	$2,936,390,854	$2,874,823,367

Accumulated net investment loss at end of period	$(4,701,276)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$36,241,494	$112,256,603
Dividends reinvested	–	63,112,165
Cost of shares redeemed	(122,602,243)	(288,582,102)

Total Class II	(86,360,749)	(113,213,334)

Class P Shares (a)
Proceeds from shares issued	2,976,582	–
Dividends reinvested	–	–
Cost of shares redeemed	(2,829)	–

Total Class P	2,973,753	–

Class VI Shares
Proceeds from shares issued	3,101,657	6,140,979
Dividends reinvested	–	486,407
Cost of shares redeemed	(3,625,682)	(5,875,666)

Total Class VI	(524,025)	751,720

Change in net assets from capital transactions	$(83,911,021)	$(112,461,614)

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	3,364,100	10,745,674
Reinvested	–	6,033,178
Redeemed	(11,290,038)	(27,314,216)

Total Class II Shares	(7,925,938)	(10,535,364)

Class P Shares (a)
Issued	280,023	–
Reinvested	–	–
Redeemed	(266)	–

Total Class P Shares	279,757	–

Class VI Shares
Issued	292,004	597,364
Reinvested	–	46,758
Redeemed	(336,300)	(558,963)

Total Class VI Shares	(44,296)	85,159

Total change in shares	(7,690,477)	(10,450,205)

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited) (e)	$10.33	(0.02)	0.54	0.52	–	–	–	–	$10.85	5.03%	$2,908,566,902	0.57%	(0.32%)	0.57%	3.24%
Year Ended December 31, 2011(e)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04)%	$2,850,771,347	0.57%	1.68%	0.57%	14.32%
Year Ended December 31, 2010(e)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%	$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(e)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%	$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(f)
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	–	$8.46	(23.20)%	$2,215,598,246	0.56%	2.41%	0.56%	19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	–	$12.44	5.66%	$2,982,977,086	0.55%	2.54%	0.55%	75.27%

Class P Shares
Period Ended June 30, 2012(e)(g) (Unaudited)	$11.05	–	(0.19)	(0.19)	–	–	–	–	$10.86	(1.72)%	$3,036,956	0.41%	(0.12%)	0.41%	3.24%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited) (e)	$10.28	(0.02)	0.54	0.52	–	–	–	–	$10.80	5.06%	$24,786,996	0.57%	(0.32%)	0.57%	3.24%
Year Ended December 31, 2011(e)	$10.50	0.17	(0.16)	0.01	(0.23)	–	(0.23)	–	$10.28	(0.04)%	$24,052,020	0.57%	1.66%	0.57%	14.32%
Year Ended December 31, 2010(e)	$9.67	0.17	0.85	1.02	(0.19)	–	(0.19)	–	$10.50	10.86%	$23,677,715	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(e)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	–	$9.67	19.37%	$20,742,579	0.56%	2.26%	0.56%	22.60%	(f)
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	–	$8.41	(23.37)%	$17,324,448	0.56%	2.43%	0.56%	19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	–	$12.40	5.70%	$23,169,643	0.55%	2.51%	0.55%	75.27%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$240,721,075	$—	$240,721,075
Mutual Funds	2,697,047,215	—	—	2,697,047,215
Total	$2,697,047,215	$240,721,075	$—	$2,937,768,290
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16	Semiannual Report 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $5,903.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

18	Semiannual Report 2012

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $2,215,085 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $13.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,723.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$460,583,220	$2,945,265	$27,621,976	$–	$(11,234,961)	$454,638,588
NVIT Mid Cap Index Fund, Class Y	286,095,915	1,840,791	27,573,451	–	(435,051)	283,789,648
NVIT S&P 500 Index Fund, Class Y	830,392,217	5,338,293	67,001,389	–	(3,179,622)	847,489,807
NVIT Small Cap Index Fund, Class Y	142,535,405	920,395	9,531,979	–	(151,274)	146,322,120
NVIT Bond Index Fund, Class Y	696,042,734	40,043,130	26,594,519	–	2,292,434	725,576,763
NVIT Enhanced Income Fund, Class Y	187,133,593	1,180,073	9,648,290	–	(131,262)	179,424,099
NVIT Money Market Fund, Class Y	71,949,547	443,757	12,587,114	–	–	59,806,190
Nationwide Fixed Contract	202,834,975	43,517,360	8,821,082	3,712,576	–	240,721,075
Amounts	designated as “—” are zero or have been rounded to zero.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $96,229,064 and sales of $189,379,800 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

20	Semiannual Report 2012

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,734,075,908	$231,368,589	$(27,676,207)	$203,692,382

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Investor Destinations Moderately Aggressive Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury

2	Semiannual Report 2012

bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Moderately Aggressive Fund		Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,060.20	2.92	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57
Class P Shares[d]	Actual	1,000.00	974.20	0.69	0.42
	Hypothetical[c]	1,000.00	1,022.77	2.11	0.42
Class VI Shares	Actual	1,000.00	1,060.50	2.92	0.57
	Hypothetical[c]	1,000.00	1,022.03	2.87	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation †
Equity Funds	79.3%
Fixed Income Funds	18.1%
Fixed Contract	2.6%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Holdings †††
NVIT S&P 500 Index Fund, Class Y	35.1%
NVIT International Index Fund, Class Y	24.4%
NVIT Bond Index Fund, Class Y	15.6%
NVIT Mid Cap Index Fund, Class Y	11.7%
NVIT Small Cap Index Fund, Class Y	8.0%
Nationwide Fixed Contract	2.6%
NVIT Enhanced Income Fund, Class Y	2.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.4%

	Shares	Market Value

Equity Funds 79.3%
NVIT International Index Fund, Class Y (a)	50,391,943	$379,955,251
NVIT Mid Cap Index Fund, Class Y (a)	9,631,285	182,223,905
NVIT S&P 500 Index Fund, Class Y (a)	57,267,897	547,481,091
NVIT Small Cap Index Fund, Class Y (a)	12,888,612	125,277,308

Total Equity Funds (cost $1,198,814,749)		1,234,937,555

Fixed Income Funds 18.1%
NVIT Bond Index Fund, Class Y (a)	21,891,761	242,998,544
NVIT Enhanced Income Fund, Class Y (a)	4,058,361	40,056,019

Total Fixed Income Funds (cost $265,699,754)		283,054,563

Total Mutual Funds (cost $1,464,514,503)		1,517,992,118

Fixed Contract 2.6%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(b)	$40,307,205	$40,307,205

Total Fixed Contract (cost $40,307,205)		40,307,205

Total Investments (cost $1,504,821,708) (c) — 100.0%		1,558,299,323

Liabilities in excess of other assets — 0.0%†		(754,345)

NET ASSETS — 100.0%		$1,557,544,978

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,504,821,708)	$1,558,299,323
Receivable for investments sold	1,710,439
Receivable for capital shares issued	2,276
Prepaid expenses	15,010

Total Assets	1,560,027,048

Liabilities:
Payable for capital shares redeemed	1,712,715
Accrued expenses and other payables:
Investment advisory fees	162,533
Fund administration fees	31,190
Distribution fees	312,564
Administrative servicing fees	202,920
Accounting and transfer agent fees	11,678
Trustee fees	540
Custodian fees	10,613
Compliance program costs (Note 3)	1,262
Professional fees	15,797
Printing fees	14,861
Other	5,397

Total Liabilities	2,482,070

Net Assets	$1,557,544,978

Represented by:
Capital	$1,634,956,822
Accumulated net investment loss	(3,924,363)
Accumulated net realized losses from investment transactions with affiliates	(126,965,096)
Net unrealized appreciation/(depreciation) from investments in affiliates	53,477,615

Net Assets	$1,557,544,978

Net Assets:
Class II Shares	$1,548,990,483
Class P Shares	1,120,155
Class VI Shares	7,434,340

Total	$1,557,544,978

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	146,542,048
Class P Shares	105,999
Class VI Shares	707,475

Total	147,355,522

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.57
Class P Shares	$10.57
Class VI Shares	$10.51

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Interest income from affiliates	$687,240

Total Income	687,240

EXPENSES:
Investment advisory fees	1,048,141
Fund administration fees	198,147
Distribution fees Class II Shares	2,005,513
Distribution fees Class P Shares (a)	227
Distribution fees Class VI Shares	9,922
Administrative servicing fees Class II Shares	1,203,320
Administrative servicing fees Class VI Shares	5,953
Professional fees	35,119
Printing fees	12,917
Trustee fees	32,740
Custodian fees	31,253
Compliance program costs (Note 3)	3,335
Other	25,016

Total Expenses	4,611,603

NET INVESTMENT LOSS	(3,924,363)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(17,588,519)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	117,288,050

Net realized/unrealized gains from affiliated investments	99,699,531

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,775,168

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income (loss)	$(3,924,363)	$27,496,248
Net realized losses from investment transactions with affiliates	(17,588,519)	(48,995,986)
Net change in unrealized appreciation/(depreciation) from affiliated investments	117,288,050	(9,867,925)

Change in net assets resulting from operations	95,775,168	(31,367,663)

Distributions to Shareholders From:
Net investment income:
Class II	–	(35,640,098)
Class P (a)	–	–
Class VI	–	(185,328)

Change in net assets from shareholder distributions	–	(35,825,426)

Change in net assets from capital transactions	(129,592,627)	(229,918,596)

Change in net assets	(33,817,459)	(297,111,685)

Net Assets:
Beginning of period	1,591,362,437	1,888,474,122

End of period	$1,557,544,978	$1,591,362,437

Accumulated net investment loss at end of period	$(3,924,363)	$–

CAPITAL TRANSACTIONS:

Class II Shares
Proceeds from shares issued	$8,037,596	$22,602,657
Dividends reinvested	–	35,640,098
Cost of shares redeemed	(137,588,957)	(286,290,034)

Total Class II	(129,551,361)	(228,047,279)

Class P Shares (a)
Proceeds from shares issued	1,105,177	–
Dividends reinvested	–	–
Cost of shares redeemed	(10,688)	–

Total Class P	1,094,489	–

Class VI Shares
Proceeds from shares issued	349,265	940,744
Dividends reinvested	–	185,328
Cost of shares redeemed	(1,485,020)	(2,997,389)

Total Class VI	(1,135,755)	(1,871,317)

Change in net assets from capital transactions	$(129,592,627)	$(229,918,596)

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

2012 Semiannual Report	11

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	757,912	2,178,186
Reinvested	–	3,492,394
Redeemed	(13,022,014)	(27,567,930)

Total Class II Shares	(12,264,102)	(21,897,350)

Class P Shares (a)
Issued	107,035	–
Reinvested	–	–
Redeemed	(1,036)	–

Total Class P Shares	105,999	–

Class VI Shares
Issued	32,841	92,141
Reinvested	–	18,234
Redeemed	(143,063)	(289,710)

Total Class VI Shares	(110,222)	(179,335)

Total change in shares	(12,268,325)	(22,076,685)

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.97	(0.03)	0.63	0.60	–	–	–	–	$10.57	6.02%	$1,548,990,483	0.57%	(0.49)%	0.57%	1.45%
Year Ended December 31, 2011(e)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13)%	$1,583,258,119	0.57%	1.56%	0.57%	15.14%
Year Ended December 31, 2010(e)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%	$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009(e)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%	$1,830,377,623	0.56%	2.05%	0.56%	16.72%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39)%	$1,563,154,142	0.54%	2.08%	0.54%	22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	–	$13.34	6.15%	$2,309,022,995	0.58%	2.03%	0.58%	65.97%

Class P Shares
Period Ended June 30, 2012(e)(f) (Unaudited)	$10.85	(0.01)	(0.27)	(0.28)	–	–	–	–	$10.57	(2.58)%	$1,120,155	0.42%	(0.32)%	0.42%	1.45%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.91	(0.03)	0.63	0.60	–	–	–	–	$10.51	6.05%	$7,434,340	0.57%	(0.49)%	0.57%	1.45%
Year Ended December 31, 2011(e)	$10.33	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.91	(2.14)%	$8,104,318	0.57%	1.52%	0.57%	15.14%
Year Ended December 31, 2010(e)	$9.33	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.33	12.92%	$10,302,822	0.57%	1.58%	0.57%	5.02%
Year Ended December 31, 2009(e)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	–	$9.33	24.27%	$11,291,062	0.56%	2.03%	0.56%	16.72%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39)%	$10,257,846	0.55%	2.02%	0.55%	22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	–	$13.28	6.16%	$16,432,323	0.55%	2.01%	0.55%	65.97%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$40,307,205	$—	$40,307,205
Mutual Funds	1,517,992,118	—	—	1,517,992,118
Total	$1,517,992,118	$40,307,205	$—	$1,558,299,323
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary.

16	Semiannual Report 2012

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $3,335.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

18	Semiannual Report 2012

For the six months ended June 30, 2012, NFS received $1,209,273 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $458.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $89.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$398,941,554	$110,864	$35,132,511	$–	$(14,335,750)	$379,955,251
NVIT Mid Cap Index Fund, Class Y	190,314,033	53,215	23,558,667	–	(695,046)	182,223,905
NVIT S&P 500 Index Fund, Class Y	555,571,777	155,210	60,056,162	–	(3,850,834)	547,481,091
NVIT Small Cap Index Fund, Class Y	126,420,646	35,476	12,004,755	–	(397,780)	125,277,308
NVIT Bond Index Fund, Class Y	241,145,569	16,609,557	20,209,147	–	1,758,039	242,998,544
NVIT Enhanced Income Fund, Class Y	39,898,880	3,365,241	3,368,191	–	(67,148)	40,056,019
Nationwide Fixed Contract	39,936,396	3,083,872	3,357,543	687,240	–	40,307,205

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $23,413,435 and sales of $157,686,976 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the

20	Semiannual Report 2012

amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,528,851,744	$71,376,989	$(41,929,410)	$29,447,579

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Investor Destinations Moderately Conservative Fund

Semiannual Report

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds or the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury

2	Semiannual Report 2012

bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Investor Destinations Moderately Conservative Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a,b]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a,b]
Class II Shares	Actual	1,000.00	1,039.50	2.94	0.58
	Hypothetical[c]	1,000.00	1,021.98	2.92	0.58
Class P Shares[d]	Actual	1,000.00	989.90	0.70	0.42
	Hypothetical[c]	1,000.00	1,022.77	2.11	0.42
Class VI Shares	Actual	1,000.00	1,039.60	2.94	0.58
	Hypothetical[c]	1,000.00	1,021.98	2.92	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation †
Fixed Income Funds	43.8%
Equity Funds	39.0%
Fixed Contract	14.2%
Money Market Fund	3.1%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Holdings ††
NVIT Bond Index Fund, Class Y	33.6%
NVIT S&P 500 Index Fund, Class Y	21.7%
Nationwide Fixed Contract	14.3%
NVIT Enhanced Income Fund, Class Y	10.1%
NVIT International Index Fund, Class Y	9.6%
NVIT Mid Cap Index Fund, Class Y	5.7%
NVIT Money Market Fund, Class Y	3.0%
NVIT Small Cap Index Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 85.9%

	Shares	Market Value

Equity Funds 39.0%
NVIT International Index Fund, Class Y (a)	11,711,065	$88,301,432
NVIT Mid Cap Index Fund, Class Y (a)	2,796,376	52,907,426
NVIT S&P 500 Index Fund, Class Y (a)	20,897,532	199,780,408
NVIT Small Cap Index Fund, Class Y (a)	1,871,460	18,190,595

Total Equity Funds (cost $308,279,774)		359,179,861

Fixed Income Funds 43.8%
NVIT Bond Index Fund, Class Y (a)	27,927,574	309,996,069
NVIT Enhanced Income Fund, Class Y (a)	9,412,874	92,905,063

Total Fixed Income Funds (cost $381,241,603)		402,901,132

Money Market Fund 3.1%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	27,871,914	27,871,914

Total Money Market Fund (cost $27,871,914)		27,871,914

Total Mutual Funds (cost $717,393,291)		789,952,907

Fixed Contract 14.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.55% (a)(c)	$130,871,180	$130,871,180

Total Fixed Contract (cost $130,871,180)		130,871,180

Total Investments (cost $848,264,471) (d) — 100.1%		920,824,087

Liabilities in excess of other assets — (0.1)%		(441,094)

NET ASSETS — 100.0%		$920,382,993

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $848,264,471)	$920,824,087
Receivable for investments sold	6,992,559
Receivable for capital shares issued	2,917
Prepaid expenses	8,925

Total Assets	927,828,488

Liabilities:
Payable for capital shares redeemed	6,995,476
Accrued expenses and other payables:
Investment advisory fees	97,570
Fund administration fees	20,045
Distribution fees	187,636
Administrative servicing fees	115,077
Accounting and transfer agent fees	4,066
Trustee fees	333
Custodian fees	5,530
Compliance program costs (Note 3)	855
Professional fees	9,951
Printing fees	7,925
Other	1,031

Total Liabilities	7,445,495

Net Assets	$920,382,993

Represented by:
Capital	$846,345,574
Accumulated net investment loss	(739,252)
Accumulated net realized gains from investment transactions with affiliates	2,217,055
Net unrealized appreciation/(depreciation) from investments in affiliates	72,559,616

Net Assets	$920,382,993

Net Assets:
Class II Shares	$904,695,696
Class P Shares	61,045
Class VI Shares	15,626,252

Total	$920,382,993

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	83,740,512
Class P Shares	5,651
Class VI Shares	1,452,697

Total	85,198,860

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.80
Class P Shares	$10.80
Class VI Shares	$10.76

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$1,913,098

Total Income	1,913,098

EXPENSES:
Investment advisory fees	599,470
Fund administration fees	122,314
Distribution fees Class II Shares	1,133,784
Distribution fees Class P Shares(a)	14
Distribution fees Class VI Shares	19,034
Administrative servicing fees Class II Shares	680,277
Administrative servicing fees Class VI Shares	11,420
Professional fees	22,115
Printing fees	12,266
Trustee fees	19,024
Custodian fees	17,307
Compliance program costs (Note 3)	1,786
Other	13,539

Total Expenses	2,652,350

NET INVESTMENT LOSS	(739,252)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	2,834,727
Net change in unrealized appreciation/(depreciation) from investments in affiliates	33,465,965

Net realized/unrealized gains from affiliated investments	36,300,692

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,561,440

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/ (loss)	$(739,252)	$16,157,904
Net realized gains from investment transactions with affiliates	2,834,727	3,016,936
Net change in unrealized appreciation/(depreciation) from investments	33,465,965	(234,705)

Change in net assets resulting from operations	35,561,440	18,940,135

Distributions to Shareholders From:
Net investment income:
Class II	–	(19,956,252)
Class P(a)	–	–
Class VI	–	(352,918)

Change in net assets from shareholder distributions	–	(20,309,170)

Change in net assets from capital transactions	(13,346,827)	38,951,986

Change in net assets	22,214,613	37,582,951

Net Assets:
Beginning of period	898,168,380	860,585,429

End of period	$920,382,993	$898,168,380

Accumulated net investment loss at end of period	$(739,252)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$30,653,575	$88,680,620
Dividends reinvested	–	19,956,252
Cost of shares redeemed	(44,518,615)	(68,764,358)

Total Class II	(13,865,040)	39,872,514

Class P Shares(a)
Proceeds from shares issued	63,504	–
Dividends reinvested	–	–
Cost of shares redeemed	(2,922)	–

Total Class P	60,582	–

Class VI Shares
Proceeds from shares issued	2,259,724	2,845,472
Dividends reinvested	–	352,918
Cost of shares redeemed	(1,802,093)	(4,118,918)

Total Class VI	457,631	(920,528)

Change in net assets from capital transactions	$(13,346,827)	$38,951,986

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class II Shares
Issued	2,863,867	8,516,139
Reinvested	–	1,920,326
Redeemed	(4,127,043)	(6,564,781)

Total Class II Shares	(1,263,176)	3,871,684

Class P Shares(a)
Issued	5,929	–
Reinvested	–	–
Redeemed	(278)	–

Total Class P Shares	5,651	–

Class VI Shares
Issued	211,784	273,187
Reinvested	–	34,075
Redeemed	(167,601)	(396,142)

Total Class VI Shares	44,183	(88,880)

Total change in shares	(1,213,342)	3,782,804

(a)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.39	(0.01)	0.42	0.41	–	–	–	–	$10.80	3.95%	$904,695,696	0.58%	(0.16)%	0.58%	8.27%
Year Ended December 31, 2011(e)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%	$883,590,851	0.57%	1.85%	0.57%	21.58%
Year Ended December 31, 2010(e)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009(e)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	–	$8.85	(15.04)%	$670,732,957	0.57%	2.73%	0.57%	23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	–	$11.35	5.86%	$810,970,658	0.55%	3.07%	0.55%	80.89%

Class P Shares
Period Ended June 30, 2012(e)(f) (Unaudited)	$10.91	–	(0.11)	(0.11)	–	–	–	–	$10.80	(1.01)%	$61,045	0.42%	0.08%	0.42%	8.27%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.35	(0.01)	0.42	0.41	–	–	–	–	$10.76	3.96%	$15,626,252	0.58%	(0.16)%	0.58%	8.27%
Year Ended December 31, 2011(e)	$10.37	0.19	0.03	0.22	(0.24)	–	(0.24)	–	$10.35	2.16%	$14,577,529	0.57%	1.83%	0.57%	21.58%
Year Ended December 31, 2010(e)	$9.77	0.20	0.61	0.81	(0.21)	–	(0.21)	–	$10.37	8.46%	$15,529,608	0.57%	2.00%	0.57%	6.29%
Year Ended December 31, 2009(e)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	–	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	–	$8.81	(15.03)%	$6,699,227	0.54%	2.64%	0.54%	23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	–	$11.30	5.82%	$10,911,522	0.56%	3.34%	0.56%	80.89%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

14	Semiannual Report 2012

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2012, the rate was 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$130,871,180	$—	$130,871,180
Mutual Funds	789,952,907	—	—	789,952,907
Total	$789,952,907	$130,871,180	$—	$920,824,087

*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary.

16	Semiannual Report 2012

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Underlying Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,786.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class VI and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

18	Semiannual Report 2012

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $691,697 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $7.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $4,837.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2012 were as follows:

Affiliated Issuer	Market Value at December 31, 2011	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2012
NVIT International Index Fund, Class Y	$89,762,763	$2,161,502	$7,348,390	$–	$(2,920,662)	$88,301,432
NVIT Mid Cap Index Fund, Class Y	53,529,061	1,296,901	6,368,901	–	2,938,352	52,907,426
NVIT S&P 500 Index Fund, Class Y	196,440,674	4,755,303	20,262,950	–	(1,019,070)	199,780,408
NVIT Small Cap Index Fund, Class Y	17,852,161	432,300	1,668,530	–	318,386	18,190,595
NVIT Bond Index Fund, Class Y	334,567,086	7,759,603	39,740,686	–	3,560,788	309,996,069
NVIT Enhanced Income Fund, Class Y	71,748,780	24,053,726	3,190,102	–	(43,067)	92,905,063
NVIT Money Market Fund, Class Y	35,962,851	961,775	9,052,712	–	–	27,871,914
Nationwide Fixed Contract	98,455,712	35,197,597	4,695,227	1,913,098	–	130,871,180
Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $76,618,707 and sales of $92,327,498 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

The following risks apply to the investment portfolios of certain of the Underlying Funds.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Investments in derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage,

20	Semiannual Report 2012

which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$853,763,366	$67,968,829	$(908,108)	$67,060,721

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

As to Funds managed directly by the Adviser (including principally the Target Destination Funds, the Investor Destination Funds, and the Cardinal Funds), the activities of the Adviser in the active management of those Funds;

22	Semiannual Report 2012

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy, or previously implemented by the Adviser in its discretion; they also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

NVIT Mid Cap Index Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

31	Supplemental Information

34	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Mid Cap Index Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,076.90	2.12	0.41
	Hypothetical	[b]	1,000.00	1,022.82	2.06	0.41
Class II Shares	Actual		1,000.00	1,076.10	3.10	0.60
	Hypothetical	[b]	1,000.00	1,021.88	3.02	0.60
Class Y Shares	Actual		1,000.00	1,078.10	1.34	0.26
	Hypothetical	[b]	1,000.00	1,023.57	1.31	0.26

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Mid Cap Index Fund

Asset Allocation †
Common Stocks	98.9%
Repurchase Agreements	7.0%
Mutual Fund	0.5%
Liabilities in excess of other assets	(6.4%)

100.0%

Top Industries ††
Real Estate Investment Trusts (REITs)	9.1%
Machinery	5.0%
Specialty Retail	4.6%
Insurance	4.3%
Software	4.2%
Health Care Providers & Services	3.9%
Commercial Banks	3.9%
Information Technology Services	3.1%
Chemicals	2.9%
Health Care Equipment & Supplies	2.6%
Other Industries*	56.4%

100.0%

Top Holdings ††
Vertex Pharmaceuticals, Inc.	1.0%
Regeneron Pharmaceuticals, Inc.	0.7%
Equinix, Inc.	0.7%
AMETEK, Inc.	0.7%
Church & Dwight Co., Inc.	0.7%
Macerich Co. (The)	0.6%
Kansas City Southern	0.6%
PetSmart, Inc.	0.6%
HollyFrontier Corp.	0.6%
SL Green Realty Corp.	0.6%
Other Holdings*	93.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.9%

	Shares	Market Value

Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	31,183	$1,576,924
BE Aerospace, Inc.*	97,682	4,264,796
Esterline Technologies Corp.*	28,953	1,805,220
Exelis, Inc.	174,524	1,720,807
Huntington Ingalls Industries, Inc.*	46,373	1,866,049
Triumph Group, Inc.	46,566	2,620,269

		13,854,065

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	97,100	1,418,631

Airlines 0.3%
Alaska Air Group, Inc.*	66,974	2,404,367
JetBlue Airways Corp.*	212,168	1,124,490

		3,528,857

Auto Components 0.3%
Gentex Corp.	134,788	2,813,026

Automobiles 0.1%
Thor Industries, Inc.	39,998	1,096,345

Biotechnology 2.1%
Regeneron Pharmaceuticals, Inc.*	73,078	8,346,969
United Therapeutics Corp.*	50,130	2,475,419
Vertex Pharmaceuticals, Inc.*	198,154	11,080,772

		21,903,160

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	149,575	3,331,035
Lennox International, Inc.	48,038	2,240,012

		5,571,047

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	48,271	5,283,261
Apollo Investment Corp.	188,961	1,451,221
Eaton Vance Corp. (a)	107,993	2,910,411
Greenhill & Co., Inc. (a)	27,315	973,780
Janus Capital Group, Inc.	177,965	1,391,686
Jefferies Group, Inc. (a)	140,229	1,821,575
Raymond James Financial, Inc.	104,418	3,575,272
SEI Investments Co.	135,537	2,695,831
Waddell & Reed Financial, Inc., Class A	80,840	2,447,835

		22,550,872

Chemicals 3.1%
Albemarle Corp.	83,487	4,979,165
Ashland, Inc.	73,749	5,111,543
Cabot Corp.	59,558	2,424,011
Cytec Industries, Inc.	43,276	2,537,705
Intrepid Potash, Inc.*	49,731	1,131,877
Minerals Technologies, Inc.	16,749	1,068,251

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
NewMarket Corp.	9,886	$2,141,308
Olin Corp. (a)	75,622	1,579,744
RPM International, Inc.	122,990	3,345,328
Scotts Miracle-Gro Co. (The), Class A	40,793	1,677,408
Sensient Technologies Corp.	47,087	1,729,505
Valspar Corp.	85,755	4,501,280

		32,227,125

Commercial Banks 4.1%
Associated Banc-Corp.	162,338	2,141,238
BancorpSouth, Inc.	77,614	1,126,955
Bank of Hawaii Corp.	42,911	1,971,761
Cathay General Bancorp	74,303	1,226,743
City National Corp.	43,785	2,127,075
Commerce Bancshares, Inc.	74,095	2,808,201
Cullen/Frost Bankers, Inc.	57,386	3,299,121
East West Bancorp, Inc.	136,062	3,192,015
First Niagara Financial Group, Inc.	329,513	2,520,775
FirstMerit Corp.	103,163	1,704,253
Fulton Financial Corp.	189,199	1,890,098
Hancock Holding Co.	79,169	2,409,904
International Bancshares Corp.	50,210	980,099
Prosperity Bancshares, Inc.	44,614	1,875,126
Signature Bank*	43,141	2,630,307
SVB Financial Group*	41,395	2,430,714
Synovus Financial Corp. (a)	723,184	1,431,904
TCF Financial Corp.	151,207	1,735,856
Trustmark Corp.	60,644	1,484,565
Valley National Bancorp (a)	184,079	1,951,237
Webster Financial Corp.	69,453	1,504,352
Westamerica Bancorporation (a)	25,913	1,222,835

		43,665,134

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	44,279	1,026,387
Clean Harbors, Inc.*	44,325	2,500,817
Copart, Inc.*	97,982	2,321,194
Corrections Corp. of America	94,021	2,768,918
Deluxe Corp.	48,114	1,199,963
Herman Miller, Inc.	54,770	1,014,340
HNI Corp.	42,397	1,091,723
Mine Safety Appliances Co.	29,116	1,171,628
Rollins, Inc.	61,044	1,365,554
Waste Connections, Inc.	116,021	3,471,348

		17,931,872

Communications Equipment 0.9%
ADTRAN, Inc. (a)	59,420	1,793,890
Ciena Corp.* (a)	93,186	1,525,455
Plantronics, Inc.	40,184	1,342,146
Polycom, Inc.*	167,626	1,763,425

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Riverbed Technology, Inc.*	148,781	$2,402,813
Tellabs, Inc.	344,902	1,148,524

		9,976,253

Computers & Peripherals 0.6%
Diebold, Inc.	59,047	2,179,425
NCR Corp.*	148,370	3,372,450
QLogic Corp.*	92,090	1,260,712

		6,812,587

Construction & Engineering 1.0%
AECOM Technology Corp.*	106,503	1,751,974
Granite Construction, Inc.	32,489	848,288
KBR, Inc.	138,801	3,429,773
Shaw Group, Inc. (The)*	61,546	1,680,821
URS Corp.	71,315	2,487,467

		10,198,323

Construction Materials 0.3%
Martin Marietta Materials, Inc. (a)	42,647	3,361,436

Containers & Packaging 1.5%
AptarGroup, Inc.	62,472	3,189,196
Greif, Inc., Class A	29,007	1,189,287
Packaging Corp. of America	91,597	2,586,699
Rock-Tenn Co., Class A	66,109	3,606,246
Silgan Holdings, Inc.	46,206	1,972,534
Sonoco Products Co.	94,021	2,834,733

		15,378,695

Distributors 0.4%
LKQ Corp.*	138,549	4,627,537

Diversified Consumer Services 0.8%
ITT Educational Services, Inc.* (a)	17,152	1,041,984
Matthews International Corp., Class A	26,116	848,509
Regis Corp. (a)	53,511	961,058
Service Corp. International	204,475	2,529,356
Sotheby’s (a)	63,759	2,127,000
Strayer Education, Inc. (a)	11,013	1,200,637

		8,708,544

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	82,377	2,280,196
MSCI, Inc., Class A*	114,310	3,888,826

		6,169,022

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	140,773	3,612,235

Electric Utilities 2.3%
Cleco Corp.	56,901	2,380,169
Great Plains Energy, Inc.	143,502	3,072,378

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	90,821	$2,590,215
IDACORP, Inc.	47,178	1,985,250
NV Energy, Inc.	221,920	3,901,353
OGE Energy Corp.	92,629	4,797,256
PNM Resources, Inc.	75,242	1,470,229
Westar Energy, Inc.	118,678	3,554,406

		23,751,256

Electrical Equipment 1.7%
Acuity Brands, Inc.	39,772	2,024,793
AMETEK, Inc.	150,964	7,534,613
General Cable Corp.*	47,008	1,219,388
Hubbell, Inc., Class B	55,676	4,339,387
Regal-Beloit Corp.	38,894	2,421,540

		17,539,721

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	105,120	3,448,987
Avnet, Inc.*	136,371	4,208,409
Ingram Micro, Inc., Class A*	142,347	2,486,802
Itron, Inc.*	37,620	1,551,449
National Instruments Corp.	87,769	2,357,475
Tech Data Corp.*	37,597	1,811,048
Trimble Navigation Ltd.*	117,501	5,406,221
Vishay Intertechnology, Inc.*	134,368	1,267,090

		22,537,481

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	53,563	2,026,824
CARBO Ceramics, Inc. (a)	18,753	1,438,918
Dresser-Rand Group, Inc.*	70,713	3,149,557
Dril-Quip, Inc.*	32,257	2,115,736
Helix Energy Solutions Group, Inc.*	98,440	1,615,400
Oceaneering International, Inc.	101,366	4,851,377
Oil States International, Inc.*	48,493	3,210,236
Patterson-UTI Energy, Inc.	146,020	2,126,051
Superior Energy Services, Inc.*	148,264	2,999,381
Tidewater, Inc.	47,855	2,218,558
Unit Corp.*	39,193	1,445,830

		27,197,868

Food & Staples Retailing 0.3%
Harris Teeter Supermarkets, Inc.	45,973	1,884,433
SUPERVALU, Inc. (a)	201,289	1,042,677

		2,927,110

Food Products 2.0%
Flowers Foods, Inc.	105,376	2,447,885
Green Mountain Coffee Roasters, Inc.* (a)	122,856	2,675,804
Hillshire Brands Co.	112,207	3,252,881
Ingredion, Inc.	71,395	3,535,480
Lancaster Colony Corp. (a)	18,795	1,338,392

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Post Holdings, Inc.*	26,075	$801,806
Ralcorp Holdings, Inc.*	51,938	3,466,342
Smithfield Foods, Inc.*	150,573	3,256,894
Tootsie Roll Industries, Inc. (a)	24,030	573,356

		21,348,840

Gas Utilities 1.4%
Atmos Energy Corp.	84,726	2,971,341
National Fuel Gas Co.	77,828	3,656,359
Questar Corp.	166,657	3,476,465
UGI Corp.	105,036	3,091,210
WGL Holdings, Inc.	48,092	1,911,657

		15,107,032

Health Care Equipment & Supplies 2.8%
Cooper Cos., Inc. (The)	44,542	3,552,670
Gen-Probe, Inc.*	42,720	3,511,584
Hill-Rom Holdings, Inc.	58,492	1,804,478
Hologic, Inc.*	247,585	4,466,433
IDEXX Laboratories, Inc.* (a)	51,736	4,973,382
Masimo Corp.*	54,258	1,214,294
ResMed, Inc.* (a)	134,203	4,187,134
STERIS Corp.	54,446	1,707,971
Teleflex, Inc.	38,113	2,321,463
Thoratec Corp.*	55,192	1,853,347

		29,592,756

Health Care Providers & Services 4.1%
AMERIGROUP Corp.*	45,446	2,995,346
Catalyst Health Solutions, Inc.*	47,456	4,434,289
Community Health Systems, Inc.*	84,832	2,377,841
Health Management Associates, Inc., Class A*	240,335	1,886,630
Health Net, Inc.*	78,242	1,898,933
Henry Schein, Inc.*	84,423	6,626,361
HMS Holdings Corp.*	80,270	2,673,794
LifePoint Hospitals, Inc.*	45,677	1,871,843
Lincare Holdings, Inc. (a)	81,381	2,768,582
MEDNAX, Inc.* (a)	45,992	3,152,292
Omnicare, Inc.	106,281	3,319,156
Owens & Minor, Inc. (a)	59,242	1,814,582
Universal Health Services, Inc., Class B	91,062	3,930,236
VCA Antech, Inc.*	82,487	1,813,064
WellCare Health Plans, Inc.*	40,473	2,145,069

		43,708,018

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	179,946	1,966,810

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	40,530	1,891,130
Bob Evans Farms, Inc.	27,529	1,106,666
Brinker International, Inc.	71,020	2,263,407

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)*	50,967	$1,628,905
International Speedway Corp., Class A	26,391	690,916
Life Time Fitness, Inc.*	40,149	1,867,330
Panera Bread Co., Class A*	27,958	3,898,464
Scientific Games Corp., Class A*	55,085	470,977
Wendy’s Co. (The)	279,950	1,321,364
WMS Industries, Inc.*	51,135	1,020,143

		16,159,302

Household Durables 1.7%
KB Home (a)	68,149	667,860
M.D.C. Holdings, Inc. (a)	35,791	1,169,292
Mohawk Industries, Inc.*	53,546	3,739,117
NVR, Inc.*	4,741	4,029,850
Tempur-Pedic International, Inc.*	59,144	1,383,378
Toll Brothers, Inc.* (a)	138,013	4,103,127
Tupperware Brands Corp.	52,625	2,881,745

		17,974,369

Household Products 1.1%
Church & Dwight Co., Inc.	130,470	7,237,171
Energizer Holdings, Inc.*	61,464	4,625,166

		11,862,337

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	58,363	3,094,406

Information Technology Services 3.3%
Acxiom Corp.*	72,758	1,099,373
Alliance Data Systems Corp.* (a)	47,265	6,380,775
Broadridge Financial Solutions, Inc.	117,155	2,491,887
Convergys Corp.	109,445	1,616,503
CoreLogic, Inc.*	100,639	1,842,700
DST Systems, Inc.	31,908	1,732,924
Gartner, Inc.*	87,726	3,776,604
Global Payments, Inc. (b)	73,443	3,174,941
Jack Henry & Associates, Inc.	81,960	2,829,259
Lender Processing Services, Inc.	79,735	2,015,701
ManTech International Corp., Class A (a)	21,951	515,190
NeuStar, Inc., Class A*	63,050	2,105,870
VeriFone Systems, Inc.*	100,646	3,330,376
Wright Express Corp.*	36,545	2,255,557

		35,167,660

Insurance 4.6%
Alleghany Corp.*	13,627	4,629,773
American Financial Group, Inc.	71,130	2,790,430
Arthur J. Gallagher & Co.	110,677	3,881,442
Aspen Insurance Holdings Ltd.	66,844	1,931,792
Brown & Brown, Inc.	109,225	2,978,566
Everest Re Group Ltd.	49,568	5,129,792
Fidelity National Financial, Inc., Class A	209,276	4,030,656
First American Financial Corp.	99,602	1,689,250

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Hanover Insurance Group, Inc. (The)	42,514	$1,663,573
HCC Insurance Holdings, Inc.	95,228	2,990,159
Kemper Corp.	46,811	1,439,438
Mercury General Corp.	33,067	1,377,902
Old Republic International Corp.	242,390	2,009,413
Protective Life Corp.	76,335	2,245,012
Reinsurance Group of America, Inc.	69,303	3,687,613
StanCorp Financial Group, Inc.	41,900	1,557,004
W.R. Berkley Corp.	104,837	4,080,256

		48,112,071

Internet & Catalog Retail 0.1%
HSN, Inc.	36,507	1,473,057

Internet Software & Services 1.6%
AOL, Inc.*	88,061	2,472,753
Equinix, Inc.*	45,038	7,910,925
Monster Worldwide, Inc.* (a)	114,885	976,522
Rackspace Hosting, Inc.*	99,919	4,390,441
ValueClick, Inc.*	75,886	1,243,771

		16,994,412

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	64,279	4,594,663

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	18,646	1,864,787
Charles River Laboratories International, Inc.*	46,178	1,512,791
Covance, Inc.*	51,801	2,478,678
Mettler-Toledo International, Inc.*	29,560	4,606,926
Techne Corp.	34,392	2,551,886

		13,015,068

Machinery 5.4%
AGCO Corp.*	91,427	4,180,957
CLARCOR, Inc.	46,923	2,259,812
Crane Co.	46,109	1,677,445
Donaldson Co., Inc.	139,956	4,670,332
Gardner Denver, Inc.	47,159	2,495,183
Graco, Inc.	56,529	2,604,856
Harsco Corp.	76,069	1,550,286
IDEX Corp.	78,549	3,061,840
ITT Corp.	87,066	1,532,361
Kennametal, Inc.	75,327	2,497,090
Lincoln Electric Holdings, Inc. (a)	78,724	3,447,324
Nordson Corp.	53,273	2,732,372
Oshkosh Corp.*	85,463	1,790,450
Pentair, Inc.	93,149	3,565,744
SPX Corp.	47,653	3,112,694
Terex Corp.* (c)	103,711	1,849,167
Timken Co.	78,956	3,615,395
Trinity Industries, Inc.	74,858	1,869,953

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Valmont Industries, Inc.	21,076	$2,549,564
Wabtec Corp.	45,041	3,513,648
Woodward, Inc.	56,165	2,215,148

		56,791,621

Marine 0.4%
Alexander & Baldwin Holdings, Inc. (a)	39,551	2,106,091
Kirby Corp.*	52,211	2,458,094

		4,564,185

Media 1.2%
AMC Networks, Inc., Class A*	53,572	1,904,485
Cinemark Holdings, Inc.	96,005	2,193,714
DreamWorks Animation SKG, Inc., Class A* (a)	67,474	1,286,054
John Wiley & Sons, Inc., Class A	44,021	2,156,589
Lamar Advertising Co., Class A* (a)	55,379	1,583,839
Meredith Corp. (a)	35,119	1,121,701
New York Times Co. (The), Class A* (a)	114,556	893,537
Scholastic Corp. (a)	23,765	669,222
Valassis Communications, Inc.* (a)	40,350	877,613

		12,686,754

Metals & Mining 1.6%
Carpenter Technology Corp.	41,013	1,962,062
Commercial Metals Co.	109,189	1,380,149
Compass Minerals International, Inc. (a)	30,876	2,355,221
Reliance Steel & Aluminum Co.	70,265	3,548,383
Royal Gold, Inc.	55,828	4,376,915
Steel Dynamics, Inc.	204,552	2,403,486
Worthington Industries, Inc.	49,496	1,013,183

		17,039,399

Multiline Retail 0.2%
Saks, Inc.* (a)	148,340	1,579,821

Multi-Utilities 1.2%
Alliant Energy Corp.	104,294	4,752,678
Black Hills Corp.	41,496	1,334,926
MDU Resources Group, Inc.	177,561	3,837,093
Vectren Corp.	76,572	2,260,406

		12,185,103

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	48,333	1,660,722

Oil, Gas & Consumable Fuels 2.7%
Arch Coal, Inc. (a)	197,344	1,359,700
Bill Barrett Corp.* (a)	45,016	964,243
Cimarex Energy Co.	80,606	4,443,003
Energen Corp.	67,425	3,042,890
Forest Oil Corp.* (a)	109,063	799,432
HollyFrontier Corp.	194,282	6,883,411

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc.* (a)	59,968	$955,890
Plains Exploration & Production Co.*	121,084	4,259,735
Quicksilver Resources, Inc.* (a)	111,815	606,037
SM Energy Co.	59,960	2,944,636
World Fuel Services Corp. (a)	67,206	2,555,844

		28,814,821

Paper & Forest Products 0.4%
Domtar Corp.	34,018	2,609,521
Louisiana-Pacific Corp.*	129,550	1,409,504

		4,019,025

Pharmaceuticals 0.5%
Endo Health Solutions, Inc.*	110,232	3,414,987
Medicis Pharmaceutical Corp., Class A	55,650	1,900,448

		5,315,435

Professional Services 0.8%
Corporate Executive Board Co. (The)	31,473	1,286,616
FTI Consulting, Inc.*	39,298	1,129,818
Korn/Ferry International*	45,128	647,587
Manpower, Inc.	74,931	2,746,221
Towers Watson & Co., Class A	47,809	2,863,759

		8,674,001

Real Estate Investment Trusts (REITs) 9.7%
Alexandria Real Estate Equities, Inc.	58,373	4,244,885
American Campus Communities, Inc.	69,839	3,141,358
BioMed Realty Trust, Inc.	144,049	2,690,835
BRE Properties, Inc.	71,742	3,588,535
Camden Property Trust	75,160	5,086,077
Corporate Office Properties Trust	68,030	1,599,385
Duke Realty Corp.	249,205	3,648,361
Equity One, Inc. (a)	56,374	1,195,129
Essex Property Trust, Inc.	32,966	5,074,127
Federal Realty Investment Trust	59,852	6,229,995
Highwoods Properties, Inc.	68,636	2,309,601
Home Properties, Inc.	45,688	2,803,416
Hospitality Properties Trust	115,467	2,860,118
Liberty Property Trust (a)	110,089	4,055,679
Macerich Co. (The)	124,165	7,331,943
Mack-Cali Realty Corp.	82,009	2,384,002
National Retail Properties, Inc. (a)	100,279	2,836,893
Omega Healthcare Investors, Inc.	98,772	2,222,370
Potlatch Corp.	37,977	1,212,985
Rayonier, Inc.	114,622	5,146,528
Realty Income Corp. (a)	125,380	5,237,123
Regency Centers Corp.	84,569	4,022,947
Senior Housing Properties Trust	153,038	3,415,808
SL Green Realty Corp.	83,943	6,735,586
Taubman Centers, Inc.	54,990	4,243,028
UDR, Inc.	234,536	6,060,410

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	113,277	$2,983,716

		102,360,840

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	40,890	2,877,429

Road & Rail 1.6%
Con-way, Inc.	52,055	1,879,706
J.B. Hunt Transport Services, Inc.	84,734	5,050,146
Kansas City Southern	103,313	7,186,452
Landstar System, Inc.	44,130	2,282,404
Werner Enterprises, Inc.	41,985	1,003,022

		17,401,730

Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp.*	417,654	2,798,282
Cree, Inc.* (a)	108,030	2,773,130
Cypress Semiconductor Corp.*	143,620	1,898,656
Fairchild Semiconductor International, Inc.*	118,977	1,677,576
Integrated Device Technology, Inc.*	133,576	750,697
International Rectifier Corp.*	65,244	1,304,228
Intersil Corp., Class A	119,601	1,273,751
MEMC Electronic Materials, Inc.* (a)	218,030	473,125
RF Micro Devices, Inc.*	260,946	1,109,021
Semtech Corp.*	61,484	1,495,291
Silicon Laboratories, Inc.*	40,177	1,522,708
Skyworks Solutions, Inc.*	177,958	4,870,710

		21,947,175

Software 4.5%
ACI Worldwide, Inc.*	37,265	1,647,486
Advent Software, Inc.*	29,550	801,100
ANSYS, Inc.*	87,217	5,504,265
Cadence Design Systems, Inc.*	256,648	2,820,561
Compuware Corp.*	203,168	1,887,431
Concur Technologies, Inc.* (a)	44,286	3,015,877
FactSet Research Systems, Inc. (a)	42,235	3,925,321
Fair Isaac Corp.	32,385	1,369,238
Informatica Corp.*	101,411	4,295,770
Mentor Graphics Corp.*	87,859	1,317,885
MICROS Systems, Inc.*	75,492	3,865,190
Parametric Technology Corp.*	111,962	2,346,723
Quest Software, Inc.*	53,594	1,492,593
Rovi Corp.*	103,629	2,033,201
Solera Holdings, Inc.	65,405	2,733,275
Synopsys, Inc.*	137,704	4,052,629
TIBCO Software, Inc.*	155,089	4,640,263

		47,748,808

Specialty Retail 4.9%
Aaron’s, Inc.	70,963	2,008,963
Advance Auto Parts, Inc.	68,876	4,698,721

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Aeropostale, Inc.*	76,275	$1,359,983
American Eagle Outfitters, Inc. (a)	183,536	3,621,165
Ann, Inc.*	45,667	1,164,052
Ascena Retail Group, Inc.*	127,353	2,371,313
Barnes & Noble, Inc.* (a)	38,666	636,442
Chico’s FAS, Inc.	156,557	2,323,306
Collective Brands, Inc.*	57,222	1,225,695
Dick’s Sporting Goods, Inc.	88,855	4,265,040
Foot Locker, Inc.	141,847	4,337,681
Guess?, Inc. (a)	61,108	1,855,850
Office Depot, Inc.*	265,334	573,122
PetSmart, Inc.	101,818	6,941,951
RadioShack Corp. (a)	93,852	360,392
Rent-A-Center, Inc.	56,012	1,889,845
Signet Jewelers Ltd.	80,051	3,523,045
Tractor Supply Co.	67,473	5,604,307
Williams-Sonoma, Inc.	93,691	3,276,374

		52,037,247

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.*	47,903	2,519,698
Deckers Outdoor Corp.* (a)	36,289	1,597,079
Hanesbrands, Inc.*	91,146	2,527,478
PVH Corp.	65,897	5,126,128
Under Armour, Inc., Class A* (a)	34,715	3,279,873
Warnaco Group, Inc. (The)*	38,393	1,634,774

		16,685,030

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp. (a)	79,133	775,503
New York Community Bancorp, Inc. (a)	412,692	5,171,031
Washington Federal, Inc.	99,615	1,682,497

		7,629,031

Tobacco 0.1%
Universal Corp. (a)	21,959	1,017,360

Trading Companies & Distributors 0.9%
GATX Corp.	44,112	1,698,312
MSC Industrial Direct Co., Inc., Class A	43,176	2,830,187
United Rentals, Inc.*	78,958	2,687,730
Watsco, Inc.	27,606	2,037,323

		9,253,552

Water Utilities 0.3%
Aqua America, Inc.	130,055	3,246,173

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	90,135	1,918,974

Total Common Stocks (cost $961,488,461)		1,046,983,239

Mutual Fund 0.5%

	Shares	Market Value

Money Market Fund 0.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (d)	4,924,726	$4,924,726

Total Mutual Fund (cost $4,924,726)		4,924,726

Repurchase Agreements 7.0%

	Principal Amount	Market Value

Barclays Capital, Inc., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $50,000,625, collateralized by U.S. Government Treasury Securities, 3.13%, maturing 11/15/41; total market value $51,000,026. (e)	$50,000,000	$50,000,000
Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $23,743,480, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10.75%, maturing 09/15/13 — 06/20/42; total market value $24,218,010. (e)	23,743,144	23,743,144

Total Repurchase Agreements (cost $73,743,144)		73,743,144

Total Investments (cost $1,040,156,331) (f) — 106.4%		1,125,651,109

Liabilities in excess of other assets — (6.4%)		(67,423,908)

NET ASSETS — 100.0%		$1,058,227,201

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $73,922,791.

(b)	Fair Valued Security.

(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $73,743,144.

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

REIT	Real Estate Investment Trust

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
135	S&P MID 400 E-Mini	09/21/12	$12,683,250	$345,055

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $966,413,187)	$1,051,907,965
Repurchase agreements, at value and cost	73,743,144

Total Investments	1,125,651,109

Cash	13,234
Dividends receivable	1,004,895
Security lending income receivable	82,480
Receivable for investments sold	10,110,395
Receivable for capital shares issued	293,077
Receivable for variation margin on futures contracts	377,634
Prepaid expenses	12,171

Total Assets	1,137,544,995

Liabilities:
Payable for investments purchased	3,458,328
Payable for capital shares redeemed	1,832,241
Payable upon return of securities loaned (Note 2)	73,743,144
Accrued expenses and other payables:
Investment advisory fees	173,677
Fund administration fees	26,560
Distribution fees	2,443
Administrative servicing fees	34,264
Accounting and transfer agent fees	2,417
Trustee fees	481
Custodian fees	6,506
Compliance program costs (Note 3)	881
Professional fees	17,538
Printing fees	17,816
Other	1,498

Total Liabilities	79,317,794

Net Assets	$1,058,227,201

Represented by:
Capital	$892,014,038
Accumulated undistributed net investment income	7,561,324
Accumulated net realized gains from investment and futures transactions	72,812,006
Net unrealized appreciation/(depreciation) from investments	85,494,778
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	345,055

Net Assets	$1,058,227,201

Net Assets:
Class I Shares	$289,571,521
Class II Shares	12,244,645
Class Y Shares	756,411,035

Total	$1,058,227,201

*	Includes value of securities on loan of $73,922,791 (Note 2).

2012 Semiannual Report	15

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,318,418
Class II Shares	651,184
Class Y Shares	39,989,661

Total	55,959,263

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.90
Class II Shares	$18.80
Class Y Shares	$18.92

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$8,062,630
Income from securities lending (Note 2)	303,715
Other income	281

Total Income	8,366,626

EXPENSES:
Investment advisory fees	1,146,971
Fund administration fees	175,899
Distribution fees Class II Shares	15,912
Administrative servicing fees Class I Shares	226,109
Administrative servicing fees Class II Shares	6,094
Professional fees	29,389
Printing fees	15,366
Trustee fees	22,393
Custodian fees	20,528
Compliance program costs (Note 3)	2,266
Other	18,438

Total expenses before earnings credit and fees waived	1,679,365

Earnings credit (Note 4)	(82)
Investment advisory fees waived (Note 3)	(15,140)

Net Expenses	1,664,143

NET INVESTMENT INCOME	6,702,483

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	16,924,716
Net realized gains from futures transactions (Note 2)	1,209,526

Net realized gains from investment and futures transactions	18,134,242

Net change in unrealized appreciation/(depreciation) from investments	58,583,738
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	342,428

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	58,926,166

Net realized/unrealized gains from investments and futures transactions	77,060,408

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$83,762,891

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$6,702,483	$11,136,456
Net realized gains from investment and futures transactions	18,134,242	70,064,222
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	58,926,166	(83,408,583)

Change in net assets resulting from operations	83,762,891	(2,207,905)

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,421,996)
Class II	–	(87,625)
Class Y	–	(7,987,707)
Net realized gains:
Class I	–	(4,707,636)
Class II	–	(201,653)
Class Y	–	(11,366,415)

Change in net assets from shareholder distributions	–	(26,773,032)

Change in net assets from capital transactions	(72,189,081)	(172,478,872)

Change in net assets	11,573,810	(201,459,809)

Net Assets:
Beginning of period	1,046,653,391	1,248,113,200

End of period	$1,058,227,201	$1,046,653,391

Accumulated undistributed net investment income at end of period	$7,561,324	$858,841

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$14,550,955	$54,089,211
Dividends reinvested	–	7,129,632
Cost of shares redeemed	(35,820,940)	(77,567,936)

Total Class I	(21,269,985)	(16,349,093)

Class II Shares
Proceeds from shares issued	838,493	2,415,867
Dividends reinvested	–	289,278
Cost of shares redeemed	(1,827,158)	(3,521,443)

Total Class II	(988,665)	(816,298)

Class Y Shares
Proceeds from shares issued	29,043,030	156,985,970
Dividends reinvested	–	19,354,122
Cost of shares redeemed	(78,973,461)	(331,653,573)

Total Class Y	(49,930,431)	(155,313,481)

Change in net assets from capital transactions	$(72,189,081)	$(172,478,872)

18	Semiannual Report 2012

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	751,472	3,008,094
Reinvested	–	408,622
Redeemed	(1,890,692)	(4,154,475)

Total Class I Shares	(1,139,220)	(737,759)

Class II Shares
Issued	43,689	130,628
Reinvested	–	16,705
Redeemed	(95,692)	(190,444)

Total Class II Shares	(52,003)	(43,111)

Class Y Shares
Issued	1,531,490	8,969,695
Reinvested	–	1,102,166
Redeemed	(4,037,016)	(17,262,112)

Total Class Y Shares	(2,505,526)	(7,190,251)

Total change in shares	(3,696,749)	(7,971,121)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$17.55	0.11	1.24	1.35	–	–	–	$18.90	7.69%	$289,571,521	0.41%	1.11%	0.41%	3.54%
Year Ended December 31, 2011(e)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54)%	$288,786,869	0.40%	0.85%	0.42%	20.81%
Year Ended December 31, 2010(e)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%	$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%	22.52%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46)%	$250,979,592	0.44%	1.22%	0.44%	24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0.47%	23.90%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$17.47	0.09	1.24	1.33	–	–	–	$18.80	7.61%	$12,244,645	0.60%	0.91%	0.60%	3.54%
Year Ended December 31, 2011(e)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68)%	$12,285,803	0.53%	0.72%	0.54%	20.81%
Year Ended December 31, 2010(e)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%	$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009(e)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%	22.52%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61)%	$11,279,926	0.64%	1.02%	0.64%	24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0.62%	23.90%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$17.55	0.12	1.25	1.37	–	–	–	$18.92	7.81%	$756,411,035	0.26%	1.26%	0.26%	3.54%
Year Ended December 31, 2011(e)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39)%	$745,580,719	0.25%	0.99%	0.27%	20.81%
Year Ended December 31, 2010(e)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%	$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%	22.52%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38)%	$541,354,715	0.31%	1.36%	0.31%	24.70%
Year Ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0.29%	23.90%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,046,983,239	$—	$—	$1,046,983,239
Futures Contract	345,055	—	—	345,055
Mutual Fund	4,924,726	—	—	4,924,726
Repurchase Agreements	—	73,743,144	—	73,743,144
Total	$1,052,253,020	$73,743,144	$—	$1,125,996,164

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

22	Semiannual Report 2012

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

The Fund held one common stock that was categorized as a Level 3 investment, which was sold during the six months ended June 30, 2012.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Realized Gain/(Loss)	18,664	18,664
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(18,664)	(18,664)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/12	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures contracts*
Equity risk	Unrealized appreciation from futures contracts	$345,055
Total		$345,055

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures contracts
Equity risk	$1,209,526
Total	$1,209,526

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures contracts
Equity risk	$342,428
Total	$342,428

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the Six months ended June 30, 2012.

(c)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

24	Semiannual Report 2012

(e)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012 the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral(a)
$73,922,791	$73,743,144

(a)	Amounts are as of June 30, 2012. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

26	Semiannual Report 2012

Beginning May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

For the period from February 1, 2012 through May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.195%
$3 billion and more	0.185%

Prior to February 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning February 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until at least April 30, 2013. Prior to February 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32%.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012 the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$37,041	$—	$—	$—	$37,041

Amounts designated as “—” are zero or have been rounded to zero.

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

During the six months ended June 30, 2012 no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

From January 1, 2012 through February 1, 2012, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $15,140 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,266.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $232,203 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires

28	Semiannual Report 2012

on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the Six months ended June 30, 2012, the Fund had purchases of $38,560,388 and sales of $93,443,359 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,060,352,871	$176,478,272	$(111,180,034)	$65,298,238

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	31

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

32	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	33

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

34	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	37

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Semiannual Report 2012

NVIT Money Market Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business

2	Semiannual Report 2012

and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund

Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Money Market Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual	1,000.00	1,000.00	1.54	0.31
	Hypothetical[b]	1,000.00	1,023.32	1.56	0.31
Class II Shares	Actual	1,000.00	1,000.00	1.49	0.30
	Hypothetical[b]	1,000.00	1,023.37	1.51	0.30
Class IV Shares	Actual	1,000.00	1,000.00	1.54	0.31
	Hypothetical[b]	1,000.00	1,023.32	1.56	0.31
Class V Shares	Actual	1,000.00	1,000.00	1.54	0.31
	Hypothetical[b]	1,000.00	1,023.32	1.56	0.31
Class Y Shares	Actual	1,000.00	1,000.00	1.54	0.31
	Hypothetical[b]	1,000.00	1,023.32	1.56	0.31

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Money Market Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Commercial Paper	48.8%
Repurchase Agreement	12.3%
Certificates of Deposit	10.7%
U.S. Treasury Notes	6.1%
Mutual Fund	5.5%
Municipal Bonds	5.5%
Corporate Bonds	5.2%
Asset-Backed Securities	4.9%
U.S. Government Sponsored & Agency Obligations	1.4%
Liabilities in excess of other assets	(0.4)%

100.0%

Top Industries ††
Finance—Retail	19.1%
Banking	16.5%
Finance—Commercial	11.9%
Finance—Automotive	9.8%
Chemicals	6.5%
U.S. Treasury Notes	6.1%
Asset Management	5.5%
Sovereign	2.7%
Government Agency	1.4%
Insurance	0.9%
Other Industries*	19.6%

100.0%

Top Holdings ††
Federated Prime Obligations Fund, Institutional Shares	5.5%
BlackRock Investment Quality Municipal Trust, Inc., 0.38%, 07/02/12	4.1%
Atlantic Asset Securitization LLC, 0.48%, 07/19/12	2.7%
Barton Capital LLC, 0.40%, 07/27/12	2.7%
Windmill Funding I Corp., 0.39%, 07/11/12	2.5%
Du Pont (E.I.) de Nemours & Co., 0.21%, 08/07/12	2.3%
U.S. Treasury Notes, 1.38%, 01/15/13	2.3%
Market Street Funding LLC, 0.23%, 08/29/12	2.3%
Chariot Funding LLC, 0.21%, 09/26/12	2.3%
General Electric Capital Corp.	2.2%
Other Holdings*	71.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 4.9%

	Principal Amount	Market Value

Finance — Automotive 1.0%
Ally Auto Receivables Trust, Series 2012-2, Class A1,
0.31%, 03/15/13	$14,296,055	$14,296,055
CarMax Auto Owner Trust, Series 2012-2, Class A1,
0.29%, 06/17/13	3,000,000	3,000,000
Santander Drive Auto Receivables Trust, Series 2012-4, Class A1,
0.43%, 07/15/13	5,000,000	5,000,000

		22,296,055

Finance — Commercial 0.9%
Fairway Finance LLC,
0.28%, 12/17/12 (a)(b)	20,000,000	20,000,000

Finance — Retail 1.7%
Arkle Master Issuer PLC, Series 2012-1A, Class 1A,
0.44%, 02/17/13 (a)(b)	7,000,000	7,000,000
Fosse Master Issuer PLC, Series 2012-1A, Class 1A1,
0.42%, 04/18/13 (a)(b)	5,000,000	5,000,000
Gracechurch Mortgage Financing PLC, Series 2011-1A, Class 1A,
0.44%, 11/20/12 (a)(b)	10,000,000	10,000,000
Holmes Master Issuer PLC, Series 2012-1A, Class A1,
0.44%, 01/15/13 (a)(b)	15,000,000	15,000,000

		37,000,000

Other Asset-Backed Securities 1.3%
GE Equipment Small Ticket LLC, Series 2012-1A, Class A1,
0.43%, 06/21/13 (b)	8,305,196	8,305,196
GE Equipment Transportation LLC, Series 2012-1, Class A1,
0.39%, 03/22/13	2,782,305	2,782,305
MMAF Equipment Finance LLC, Series 2012-AA, Class A1,
0.35%, 07/10/13 (b)	18,000,000	18,000,000

		29,087,501

Total Asset-Backed Securities (cost $108,383,556)		108,383,556

Certificates of Deposit 10.7%
Banking 10.7%
Bank of Montreal,
0.39%, 10/09/12 (a)	30,000,000	30,000,000

Certificates of Deposit (continued)

	Principal Amount	Market Value

Banking (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.36%, 07/13/12	$32,000,000	$32,000,000
0.36%, 09/06/12	15,000,000	15,000,000
Deutsche Bank AG
0.41%, 07/30/12	20,000,000	20,000,000
0.44%, 08/17/12	25,000,000	25,000,000
0.44%, 08/22/12	35,000,000	35,000,000
Royal Bank of Canada, Montreal
0.50%, 09/26/12	10,000,000	10,000,000
0.57%, 10/11/12	15,000,000	15,000,000
0.54%, 02/06/13 (a)	10,000,000	10,000,000
0.49%, 05/22/13 (a)	44,000,000	44,000,000

		236,000,000

Total Certificates of Deposit (cost $236,000,000)		236,000,000

Commercial Paper 48.8%
Banking 3.8%
ING (U.S.) Funding LLC
0.39%, 07/13/12	19,000,000	18,997,530
0.37%, 07/20/12	20,000,000	19,996,094
0.37%, 09/10/12	45,000,000	44,967,163

		83,960,787

Chemicals 6.6%
BASF SE
0.00%, 08/02/12 (b)	24,000,000	23,996,073
0.21%, 08/13/12 (b)	14,700,000	14,696,313
0.23%, 09/04/12 (b)	20,000,000	19,991,695
Du Pont (E.I.) de Nemours & Co.
0.21%, 08/07/12 (b)	51,350,000	51,338,917
0.20%, 08/13/12 (b)	10,000,000	9,997,611
0.20%, 08/24/12 (b)	25,000,000	24,992,500

		145,013,109

Finance — Automotive 8.8%
FCAR Owner Trust
0.55%, 07/02/12	33,000,000	32,999,496
0.55%, 07/06/12	16,000,000	15,998,778
0.55%, 07/20/12	20,000,000	19,994,194
0.24%, 08/10/12	22,200,000	22,194,080
0.50%, 09/21/12	20,000,000	19,977,222
Toyota Motor Credit Corp.
0.38%, 11/05/12	15,000,000	14,979,892
0.40%, 11/13/12	25,000,000	24,962,500
0.41%, 11/14/12	20,000,000	19,969,022
0.35%, 12/07/12	23,000,000	22,964,446

		194,039,630

8	Semiannual Report 2012

Commercial Paper (continued)

	Principal Amount	Market Value

Finance — Commercial 8.9%
Atlantic Asset Securitization LLC,
0.48%, 07/19/12 (b)	$60,000,000	$59,985,600
General Electric Capital Corp.,
0.35%, 11/19/12	30,000,000	29,958,875
Market Street Funding LLC
0.23%, 08/07/12 (b)	5,000,000	4,998,818
0.22%, 08/08/12 (b)	25,019,000	25,013,190
0.23%, 08/23/12 (b)	25,000,000	24,991,534
0.23%, 08/29/12 (b)	50,000,000	49,981,153

		194,929,170

Finance — Retail 17.4%
Alpine Securitization Corp.,
0.33%, 09/11/12 (b)	25,000,000	24,983,500
Barton Capital LLC,
0.40%, 07/27/12 (b)	60,000,000	59,982,666
Chariot Funding LLC
0.21%, 09/18/12 (b)	18,000,000	17,991,705
0.21%, 09/26/12 (b)	50,000,000	49,974,625
Salisbury Receivables Co. LLC
0.29%, 08/23/12 (b)	39,000,000	38,983,349
0.30%, 08/24/12 (b)	25,000,000	24,988,750
0.30%, 09/05/12 (b)	26,000,000	25,985,700
Sheffield Receivables Corp.,
0.29%, 07/10/12 (b)	31,000,000	30,997,753
Windmill Funding I Corp.
0.35%, 07/02/12 (b)	29,500,000	29,499,713
0.39%, 07/11/12 (b)	56,000,000	55,993,933
0.39%, 07/12/12 (b)	24,900,000	24,897,033

		384,278,727

Food & Beverage 0.4%
Coca-Cola Company,
0.14%, 07/16/12 (b)	9,054,000	9,053,472

Pharmaceuticals and Health Care 0.2%
Novartis Securities Investment Ltd.,
0.20%, 07/09/12 (b)	3,985,000	3,984,823

Sovereign 2.7%
Caisse des Depots et Consignations
0.40%, 07/13/12 (b)	35,000,000	34,995,333
0.42%, 07/17/12 (b)	25,000,000	24,995,334

		59,990,667

Total Commercial Paper (cost $1,075,250,385)		1,075,250,385

Corporate Bonds 5.2%
Banking 2.0%
Bank of America N.A.,
0.47%, 09/05/12	30,000,000	30,000,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Banking (continued)
PNC Bank NA,
0.69%, 07/20/13 (a)	$5,000,000	$5,000,000
Wells Fargo Bank NA,
0.54%, 07/19/13 (a)	10,000,000	10,000,000

		45,000,000

Diversified 0.1%
General Electric Co.,
5.00%, 02/01/13	1,000,000	1,025,732

Finance — Commercial 2.2%
General Electric Capital Corp.,
5.25%, 10/19/12	47,147,000	47,810,704

Insurance 0.9%
Metropolitan Life Insurance Co.,
0.72%, 02/14/13 (c)	20,000,000	20,000,000

Total Corporate Bonds (cost $113,836,436)		113,836,436

Municipal Bonds 5.5%
District of Columbia 0.5%
Metropolitan Washington, DC Airports Authority,
0.26%, 07/05/12 (a)(b)	10,790,000	10,790,000

Illinois 0.9%
Illinois State,
0.44%, 07/02/12 (a)(b)	20,860,000	20,860,000

Other Territories 4.1%
BlackRock Investment Quality Municipal Trust, Inc.,
0.38%, 07/02/12 (a)(b)	90,000,000	90,000,000

Total Municipal Bonds (cost $121,650,000)		121,650,000

U.S. Government Sponsored & Agency Obligations 1.4%
Government Agency Securities 1.4%
Federal Home Loan Banks
0.13%, 08/16/12	15,000,000	14,999,101
0.30%, 05/28/13	15,000,000	15,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $29,999,101)		29,999,101

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Money Market Fund (Continued)

Mutual Fund 5.5%

	Shares	Market Value

Asset Management 5.5%
Federated Prime Obligations Fund, Institutional Shares, 0.17% (d)	120,739,658	$120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

U.S. Treasury Notes 6.1%

	Principal Amount	Market Value

U.S. Treasury Notes
0.38%, 09/30/12	$30,000,000	$30,020,434
0.50%, 11/30/12	25,000,000	25,037,117
1.38%, 01/15/13	50,000,000	50,314,329
1.75%, 04/15/13	30,000,000	30,354,159

Total U.S. Treasury Notes (cost $135,726,039)		135,726,039

Repurchase Agreement 12.3%
RBS Securities, Inc., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $270,133,377, collateralized by U.S. Government Treasury Securities ranging from 0.25% — 1.0%, maturing 11/30/13 — 03/31/17; total market value $275,534,819.	270,130,000	270,130,000

Total Repurchase Agreement (cost $270,130,000)		270,130,000

Total Investments (cost $2,211,715,175) (e) —100.4%		2,211,715,175

Liabilities in excess of other assets —(0.4)%		(8,718,472)

NET ASSETS — 100.0%		$2,202,996,703

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $972,246,289 which represents 44.13% of net assets.

(c)	Illiquid security.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

SE	European Public Limited Liability Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Money Market Fund
Assets:
Investments, at value (cost $1,941,585,175)	$1,941,585,175
Repurchase agreement, at value and cost	270,130,000

Total Investments	2,211,715,175

Cash	2,490
Interest and dividends receivable	1,307,667
Receivable for capital shares issued	29,437,825
Prepaid expenses	485,810

Total Assets	2,242,948,967

Liabilities:
Payable for investments purchased	28,996,073
Payable for capital shares redeemed	9,800,198
Accrued expenses and other payables:
Investment advisory fees	694,629
Fund administration fees	56,854
Distribution fees	61,838
Administrative servicing fees	255,676
Accounting and transfer agent fees	3,685
Trustee fees	736
Custodian fees	14,019
Compliance program costs (Note 3)	2,085
Professional fees	26,154
Printing fees	29,087
Other	11,230

Total Liabilities	39,952,264

Net Assets	$2,202,996,703

Represented by:
Capital	$2,204,532,146
Accumulated net realized losses from investment transactions	(1,535,443)

Net Assets	$2,202,996,703

Net Assets:
Class I Shares	$1,109,640,778
Class II Shares	281,209,554
Class IV Shares	63,225,627
Class V Shares	460,012,469
Class Y Shares	288,908,275

Total	$2,202,996,703

2012 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Money Market Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,110,506,712
Class II Shares	281,401,153
Class IV Shares	63,272,360
Class V Shares	460,372,896
Class Y Shares	288,997,670

Total	2,204,550,791

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$3,160,054
Dividend income	198,853

Total Income	3,358,907

EXPENSES:
Investment advisory fees	4,128,969
Fund administration fees	326,974
Distribution fees Class II Shares	304,425
Administrative servicing fees Class I Shares	809,400
Administrative servicing fees Class II Shares	182,351
Administrative servicing fees Class IV Shares	48,682
Administrative servicing fees Class V Shares	230,358
Professional fees	50,564
Printing fees	25,616
Trustee fees	45,281
Custodian fees	38,537
Accounting and transfer agent fees	14
Compliance program costs (Note 4)	4,272
Other	28,861

Total expenses before earnings credit and fees waived	6,224,304

Earnings credit (Note 4)	(3,437)
Investment advisory fees voluntarily waived (Note 3)	(1,286,744)
Distribution fees voluntarily waived — Class II (Note 3)	(304,425)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(809,400)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(182,351)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(48,682)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(230,358)

Net Expenses	3,358,907

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,841

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,841

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$–	$–
Net realized gains from investment transactions	3,841	221

Change in net assets resulting from operations	3,841	221

Change in net assets from capital transactions	(90,505,198)	115,478,774

Change in net assets	(90,501,357)	115,478,995

Net Assets:
Beginning of period	2,293,498,060	2,178,019,065

End of period	$2,202,996,703	$2,293,498,060

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$208,941,693	$626,237,166
Dividends reinvested	–	–
Cost of shares redeemed	(225,962,641)	(565,874,895)

Total Class I	(17,020,948)	60,362,271

Class II Shares
Proceeds from shares issued	518,017,845	937,446,122
Dividends reinvested	–	–
Cost of shares redeemed	(490,521,760)	(917,449,753)

Total Class II	27,496,085	19,996,369

Class IV Shares
Proceeds from shares issued	6,876,434	16,972,219
Dividends reinvested	–	–
Cost of shares redeemed	(10,902,741)	(27,251,283)

Total Class IV	(4,026,307)	(10,279,064)

Class V Shares
Proceeds from shares issued	189,670,203	383,038,142
Dividends reinvested	–	–
Cost of shares redeemed	(200,349,293)	(388,871,378)

Total Class V	(10,679,090)	(5,833,236)

Class Y Shares
Proceeds from shares issued	28,688,695	141,018,890
Dividends reinvested	–	–
Cost of shares redeemed	(114,963,633)	(89,786,456)

Total Class Y	(86,274,938)	51,232,434

Change in net assets from capital transactions	$(90,505,198)	$115,478,774

14	Semiannual Report 2012

	NVIT Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	208,941,693	626,237,166
Reinvested	–	–
Redeemed	(225,962,641)	(565,874,895)

Total Class I Shares	(17,020,948)	60,362,271

Class II Shares
Issued	518,017,845	937,446,122
Reinvested	–	–
Redeemed	(490,521,760)	(917,449,753)

Total Class II Shares	27,496,085	19,996,369

Class IV Shares
Issued	6,876,434	16,972,219
Reinvested	–	–
Redeemed	(10,902,741)	(27,251,283)

Total Class IV Shares	(4,026,307)	(10,279,064)

Class V Shares
Issued	189,670,203	383,038,142
Reinvested	–	–
Redeemed	(200,349,293)	(388,871,378)

Total Class V Shares	(10,679,090)	(5,833,236)

Class Y Shares
Issued	28,688,695	141,018,890
Reinvested	–	–
Redeemed	(114,963,633)	(89,786,456)

Total Class Y Shares	(86,274,938)	51,232,434

Total change in shares	(90,505,198)	115,478,774

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$1,109,640,778	0.31%	–	0.57%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$1,126,659,840	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.04%		$1,290,121,011	0.53%	0.05%	0.67%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.05	%(e)	$1,849,909,902	0.59%	2.00%	0.60%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.79	%(f)	$1,555,557,742	0.64%	4.69%	0.64%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$281,209,554	0.30%	–	0.82%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$253,713,076	0.26%	–	0.82%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009(d)(g)	$1.00	–	–	–	–	$1.00	0.04%		$295,700,874	0.29%	–	0.86%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$63,225,627	0.31%	–	0.57%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$67,251,820	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%		$90,950,906	0.47%	0.10%	0.71%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.15	%(e)	$82,903,026	0.50%	2.12%	0.62%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.94	%(f)	$78,295,421	0.50%	4.83%	0.62%

Class V Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$460,012,469	0.31%	–	0.52%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$470,690,748	0.26%	–	0.52%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.06%		$523,140,279	0.50%	0.06%	0.60%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.14	%(e)	$677,242,363	0.51%	2.07%	0.52%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.87	%(f)	$511,681,426	0.57%	4.76%	0.57%

Class Y Shares(h)
Six Months Ended June 30, 2012 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$288,908,275	0.31%	–	0.42%
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$375,182,576	0.26%	–	0.42%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%		$254,794,820	0.49%	0.07%	0.50%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.18	%(e)	$169,653,030	0.47%	2.19%	0.47%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.97	%(f)	$182,709,725	0.45%	4.79%	0.45%
Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	Includes payment from the adviser which increased the total return by 0.03% (Note 3).
(f)	Includes payment from the adviser which increased the total return by 0.25% (Note 3).
(g)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(h)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal and Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The

18	Semiannual Report 2012

Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$108,383,556	$—	$108,383,556
Certificates of Deposit	—	236,000,000	—	236,000,000
Commercial Paper	—	1,075,250,385	—	1,075,250,385
Corporate Bonds	—	113,836,436	—	113,836,436
Municipal Bonds	—	121,650,000	—	121,650,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	270,130,000	—	270,130,000
U.S. Government Sponsored & Agency Obligations	—	29,999,101	—	29,999,101
U.S. Treasury Notes	—	135,726,039	—	135,726,039
Total	$120,739,658	$2,090,975,517	$—	$2,211,715,175
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Levels 1 and 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the

20	Semiannual Report 2012

Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s portion of such costs amounted to $4,272.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the year ended June 30, 2012, NFS received $1,270,791 in administrative services fees from the Fund.

During the six months ended June 30, 2012, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $1,286,744. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $304,425. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $1,270,791. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had short-term purchases of $136,034,970 and sales of $179,145,029 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

22	Semiannual Report 2012

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,211,715,175	$—	$(—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	23

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

24	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

26	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	31

NVIT Multi Sector Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

28	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

32	Financial Highlights

33	Notes to Financial Statements

43	Supplemental Information

46	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi Sector Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,054.20	4.90	0.96
	Hypothetical	[b]	1,000.00	1,020.09	4.82	0.96

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Multi Sector Bond Fund

Asset Allocation †
Corporate Bonds	45.7%
Sovereign Bonds	14.5%
U.S. Government Mortgage Backed Agencies	13.1%
Asset-Backed Securities	9.7%
Collateralized Mortgage Obligations	6.9%
Mutual Fund	6.6%
U.S. Treasury Bill	4.0%
Commercial Mortgage Backed Securities	4.0%
U.S. Treasury Bonds	2.6%
U.S. Treasury Notes	1.0%
U.S. Government Sponsored & Agency Obligations	0.9%
Municipal Bonds	0.7%
Yankee Dollars	0.5%
Warrant	0.1%
Convertible Corporate Bond††	0.0%
Common Stocks††	0.0%
Liabilities in excess of other assets	(10.3%)

100.0%

Top Industries †††
Oil, Gas & Consumable Fuels	4.8%
Diversified Financial Services	3.1%
Commercial Banks	2.6%
Media	2.4%
Diversified Telecommunication Services	2.0%
Capital Markets	1.9%
Electric Utilities	1.6%
Metals & Mining	1.6%
Health Care Providers & Services	1.6%
Insurance	1.4%
Other Industries	77.0%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund —Institutional Class	6.0%
U.S. Treasury Bill, 0.05%, 07/19/12	3.6%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/42	2.6%
U.S. Treasury Bonds, 3.13%, 02/15/42	2.1%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/42	1.2%
Federal National Mortgage Association Pool TBA, 3.50%, 07/25/42	1.1%
Mexican Bonos, 6.50%, 06/10/21	0.9%
Federal National Mortgage Association Pool TBA, 6.00%, 07/25/42	0.9%
Federal National Mortgage Association Pool TBA, 5.50%, 07/25/42	0.8%
Hydro Quebec, 1.38%, 06/19/17	0.7%
Other Holdings	80.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.7%

	Principal Amount	Market Value

Auto Floor Plan 0.5%
Ally Master Owner Trust
Series 2011-3, Class A2,
1.81%, 05/15/16	$365,000	$370,351
Series 2012-1, Class A2,
1.44%, 02/15/17	510,000	513,051
Ford Credit Floorplan Master Owner Trust,
Series 2010-5, Class A1,
1.50%, 09/15/15	330,000	333,066

		1,216,468

Automobile 7.4%
Ally Auto Receivables Trust
Series 2012-1, Class A1,
0.49%, 01/15/13	106,201	106,230
Series 2012-3, Class A1,
0.34%, 06/17/13	556,966	557,147
AmeriCredit Automobile Receivables Trust
Series 2010-4, Class A2,
0.96%, 05/08/14	63,379	63,390
Series 2010-4, Class B,
1.99%, 10/08/15	255,000	256,932
Series 2011-3, Class B,
2.28%, 06/08/16	535,000	546,516
Series 2012-1, Class A1,
0.45%, 02/08/13	321,871	321,972
Series 2012-2, Class A1,
0.30%, 05/08/13	1,079,787	1,079,787
Series 2012-3, Class A1,
0.36%, 07/08/13	1,195,000	1,194,881
CarMax Auto Owner Trust
Series 2010-1, Class A3,
1.56%, 07/15/14	112,958	113,300
Series 2012-1, Class A1,
0.38%, 02/15/13	223,197	223,225
Series 2012-2, Class A1,
0.29%, 06/17/13	1,030,000	1,030,189
Chesapeake Funding LLC,
Series 2012-1A, Class A,
0.99%, 11/07/23 (a)(b)	565,000	564,993
DT Auto Owner Trust
Series 2009-1, Class A1,
2.98%, 10/15/15 (b)	44,651	44,717
Series 2011-3A, Class A,
1.40%, 08/15/14 (b)	403,824	404,295
Series 2012-1A, Class A,
1.06%, 01/15/15 (b)	573,276	573,252
Ford Credit Auto Lease Trust,
Series 2012-A, Class A1,
0.36%, 03/15/13 (b)	454,125	454,551

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
Honda Auto Receivables Owner Trust
Series 2011-3, Class A1,
0.40%, 10/22/12	$3,164	$3,165
Series 2011-3, Class A2,
0.67%, 04/21/14	85,000	85,067
Series 2012-1, Class A1,
0.41%, 03/15/13	476,169	476,651
Huntington Auto Trust,
Series 2012-1, Class A1,
0.34%, 03/15/13	468,938	469,395
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A1,
0.38%, 06/17/13 (b)	1,075,000	1,075,754
Hyundai Auto Receivables Trust,
Series 2012-A, Class A1,
0.30%, 03/15/13	336,240	336,510
MMCA Automobile Trust,
Series 2012-A, Class A1,
0.60%, 02/04/13 (b)	275,319	275,534
Nissan Auto Receivables Owner Trust
Series 2009-1, Class A3,
5.00%, 09/15/14	17,170	17,222
Series 2012-A, Class A1,
0.36%, 03/15/13	871,984	872,734
Prestige Auto Receivables Trust,
Series 2011-1A, Class A3,
1.90%, 08/17/15 (b)	510,000	511,913
Santander Drive Auto Receivables Trust
Series 2010-1, Class A3,
1.84%, 11/17/14	436,885	439,955
Series 2010-2, Class A2,
0.95%, 08/15/13	60,503	60,509
Series 2010-A, Class A2,
1.37%, 08/15/13 (b)	99,981	100,040
Series 2010-B, Class A2,
1.01%, 07/15/13 (b)	43,176	43,185
Series 2011-2, Class B,
2.66%, 01/15/16	210,000	213,381
Series 2011-3, Class B,
2.50%, 12/15/15	520,000	526,470
Series 2012-1, Class B,
2.72%, 05/16/16	360,000	365,878
Series 2012-2, Class B,
2.09%, 08/15/16	160,000	161,083
Series 2012-4, Class A1,
0.43%, 07/15/13	1,135,000	1,135,000

8	Semiannual Report 2012

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
SMART Trust
Series 2011-2USA, Class A4A,
2.31%, 04/14/17 (b)	$530,000	$537,503
Series 2012-1USA, Class A1,
0.48%, 03/14/13 (b)	298,266	298,406
Series 2012-1USA, Class A4A,
2.01%, 12/14/17 (b)	330,000	331,089
Volkswagen Auto Lease Trust Series 2011-A, Class A2,
1.00%, 02/20/14	150,233	150,591
Series 2012-A, Class A1, 0.33%, 06/20/13	735,000	735,279
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A1,
0.44%, 01/22/13	186,061	186,184
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A1,
0.33%, 06/17/13	1,140,000	1,140,321

		18,084,196

Credit Card 0.3%
Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 06/15/17	795,000	795,352

Home Equity 0.1%
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.79%, 08/25/31 (a)	76,589	43,340
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36 (c)	32,489	18,565
Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	120,000	47,272

		109,177

Other 0.7%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2,
5.53%, 09/25/37 (a)	300,000	268,640
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2,
1.35%, 04/25/32 (a)	404,363	322,629
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5,
5.41%, 09/26/33 (c)	71,525	71,631

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
John Deere Owner Trust, Series 2012-A, Class A1,
0.38%, 03/15/13	$285,386	$285,508
TEMP SA-RM26 HMBS, 4.62%, 06/01/62	725,000	809,055

		1,757,463

Student Loan 0.7%
SLM Student Loan Trust Series 2011-A, Class A2,
4.37%, 04/17/28 (b)	255,000	269,540
Series 2011-B, Class A2, 3.74%, 02/15/29 (b)	655,000	676,636
Series 2012-A, Class A2, 3.83%, 01/17/45 (b)	480,000	496,516
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)	375,000	384,394

		1,827,086

Total Asset-Backed Securities (cost $23,490,493)		23,789,742

Collateralized Mortgage Obligations 6.9%
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 03/25/58 (a)(b)	89,601	91,552
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2,
2.74%, 10/25/34 (a)	35,762	33,727
Series 2005-7, Class 1A4, 7.50%, 08/25/35	75,254	75,728
Series 2007-3, Class 1A1, 6.00%, 09/25/37	349,560	309,544
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9,
5.75%, 06/25/36	162,434	158,717
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1,
0.55%, 03/25/35 (a)	374,352	214,397
Series 2006-1, Class A2, 6.00%, 03/25/36	131,367	108,653
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A,
4.82%, 10/25/33 (c)	86,263	85,066
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A,
3.00%, 09/30/19 (b)	356,605	364,183

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FDIC Trust Series 2011-R1, Class A,
2.67%, 07/25/26 (b)	$660,998	$665,956
Series 2010-R1, Class A, 2.18%, 05/25/50 (b)	163,622	164,442
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K501, Class X1A,
1.88%, 08/25/16 (a)	3,487,011	188,940
Series K702, Class X1, 1.73%, 02/25/18 (a)	5,533,105	401,792
Series K014, Class X1,
1.45%, 04/25/21 (a)	1,581,869	133,883
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA,
6.00%, 04/15/36	347,136	401,901
Federal Home Loan Mortgage Corp. REMICS
Series 3640, Class JA,
1.50%, 03/15/15	443,140	445,074
Series 1103, Class N,
1156.50%, 06/15/21	3	85
Series 3558, Class G,
4.00%, 08/15/24	485,000	541,340
Series 3123, Class HT,
5.00%, 03/15/26	125,000	140,529
Series 3150, Class EQ,
5.00%, 05/15/26	120,000	136,677
Series 2129, Class SG,
6.75%, 06/17/27 (a)	547,063	110,047
Series 3599, Class DY,
4.50%, 11/15/29	420,000	480,473
Series 3653, Class B,
4.50%, 04/15/30	405,000	452,518
Series 2557, Class IW,
6.00%, 04/15/32	50,978	449
Series 2649, Class IM,
7.00%, 07/15/33	165,102	38,776
Series 2725, Class TA,
4.50%, 12/15/33	20,000	23,251
Series 3704, Class DC,
4.00%, 11/15/36	177,917	194,564
Federal National Mortgage Association Grantor Trust
Series 2001-T5, Class A2,
6.99%, 02/19/30 (a)	218,909	261,730
Series 2001-T5, Class A3,
7.50%, 06/19/30 (a)	150,890	175,456
Series 2001-T4, Class A1,
7.50%, 07/25/41	173,131	208,166
Series 2001-T10, Class A2,
7.50%, 12/25/41	386,701	456,388

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Interest Strip
Series 207, Class 2,
8.00%, 02/01/23	$116,719	$25,030
Series 264, Class 2,
8.00%, 07/01/24	268,196	57,904
Series 267, Class 2,
8.50%, 10/01/24	292,251	63,445
Series 274, Class 2,
8.50%, 10/01/25	265,172	58,485
Series 277, Class 2,
7.50%, 04/01/27	149,002	32,967
Federal National Mortgage Association REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	110,000	121,982
Series 2009-71, Class MB,
4.50%, 09/25/24	180,000	197,677
Series 2004-70, Class EB,
5.00%, 10/25/24	192,862	210,884
Series 1997-61, Class PK,
8.00%, 08/18/27	199,108	45,718
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	138,691
Series 2009-96, Class DB,
4.00%, 11/25/29	535,000	584,816
Series 2003-82, Class IA,
6.00%, 08/25/32	2,562	1
Series 2003-32, Class UI,
6.00%, 05/25/33	355,262	57,960
Series 2003-35, Class UI,
6.50%, 05/25/33	116,634	19,408
Series 2003-41, Class IB,
7.00%, 05/25/33	331,087	74,686
Series 2003-44, Class IB,
6.00%, 06/25/33	108,109	18,012
Series 2010-85, Class NJ,
4.50%, 08/25/40	536,332	576,990
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2,
7.00%, 02/25/44	281,709	325,421
Federal National Mortgage Association-Aces
Series 2006-M2, Class A2F,
5.26%, 05/25/20 (a)	40,000	45,791
Series 2012-M5, Class A2,
2.72%, 02/25/22	450,000	460,875
FREMF Mortgage Trust, Series 2010-K7, Class B,
5.62%, 05/25/29 (a)(b)	565,000	588,577
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR2, Class 4A,
4.94%, 05/25/35 (a)	96,772	89,069

10	Semiannual Report 2012

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association
Series 2010-14, Class A,
4.50%, 06/16/39	$163,705	$180,337
Series 2011-127, Class IO,
1.56%, 03/16/47 (a)	2,703,357	208,234
Series 2011-67, Class B,
3.86%, 10/16/47 (a)	270,000	300,301
Series 2010-H12, Class PT,
5.47%, 11/20/59	267,641	295,902
Series 2012-H11, Class CI,
2.88%, 04/20/62 (a)	1,980,000	251,831
Gracechurch Mortgage Financing PLC,
Series 2006-1, Class A6,
0.57%, 11/20/56 (a)(b)	222,677	222,167
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2,
7.50%, 01/25/36 (b)	202,047	203,025
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (b)	85,990	88,371
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36 (b)	357,436	374,132
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2,
4.94%, 09/25/35 (a)	195,000	164,482
Series 2005-A8, Class 1A1,
5.31%, 11/25/35 (a)	105,736	98,367
Series 2006-A6, Class 1A2,
2.75%, 10/25/36 (a)	13,880	9,910
JPMorgan Reremic, Series 2010-2, Class 2A1,
2.63%, 03/21/37 (a)(b)	143,260	139,252
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3,
7.00%, 08/25/34 (b)	255,793	258,923
NCUA Guaranteed Notes
Series 2010-R1, Class 2A,
1.84%, 10/07/20	864,276	874,941
Series 2010-R3, Class 3A,
2.40%, 12/08/20	325,812	333,703
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3,
1.17%, 10/25/34 (a)	120,075	116,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4,
5.16%, 06/25/36 (a)	25,405	1,571
Structured Asset Securities Corp. Series 2003-34A, Class 6A,
2.80%, 11/25/33 (a)	440,476	413,077
Series 2005-6, Class B2,
5.24%, 05/25/35 (a)	173,912	4,706

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4,
2.25%, 11/25/36 (a)	$214,535	$152,234
Series 2007-HY3, Class 4A1,
2.76%, 03/25/37 (a)	360,490	289,689
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1,
2.66%, 09/25/34 (a)	97,930	98,410
Series 2005-AR2, Class 2A1,
2.62%, 03/25/35 (a)	175,742	157,835
Series 2006-AR6, Class 7A1,
5.03%, 03/25/36 (a)	144,838	142,346
Series 2006-3, Class A1,
5.50%, 03/25/36	177,615	177,062
Series 2006-AR4, Class 1A1,
5.78%, 04/25/36 (a)	344,128	288,001
Series 2006-AR10, Class 5A1,
2.63%, 07/25/36 (a)	267,759	200,069

Total Collateralized Mortgage Obligations (cost $15,583,261)		16,904,176

Commercial Mortgage Backed Securities 4.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class SBB,
5.86%, 03/11/32 (b)	81,162	83,381
Series 2003-1, Class SBE,
6.77%, 03/11/32 (b)	150,150	155,471
Series 2005-1, Class A3,
4.88%, 11/10/42	72,365	72,323
Series 2005-1, Class A4,
5.25%, 11/10/42 (a)	175,000	181,388
Series 2006-4, Class A4,
5.63%, 07/10/46	210,000	236,723
Series 2008-1, Class A4,
6.39%, 02/10/51 (a)	335,000	393,549
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class D,
6.94%, 02/15/35 (a)(b)	130,000	128,632
Series 2005-PWR9, Class A4B,
4.94%, 09/11/42	35,000	36,798
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.43%, 10/15/49	145,000	164,985
Commercial Mortgage Asset Trust
Series 1999-C1, Class D,
7.35%, 01/17/32 (a)	95,000	100,100
Series 1999-C1, Class C,
7.35%, 01/17/32 (a)	30,000	31,860

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Commercial Mortgage Pass Through Certificates
Series 2003-LB1A, Class A2,
4.08%, 06/10/38	$221,107	$224,289
Series 2011-THL, Class A,
3.38%, 06/09/28 (b)	338,542	344,900
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2, Class C1,
6.38%, 04/15/37 (a)	55,000	55,091
Series 2002-CKS4, Class B,
5.33%, 11/15/36	145,000	145,100
Series 2003-C5, Class D,
5.12%, 12/15/36 (a)	265,000	271,241
Series 2003-CPN1, Class A2,
4.60%, 03/15/35	7,833	7,928
Series 2005-C2, Class A3,
4.69%, 04/15/37	225,509	232,512
Extended Stay America Trust, Series 2010-ESHA, Class A
2.95%, 11/05/27 (b)	150,422	151,545
GE Capital Commercial Mortgage Corp.
Series 2003-C2, Class F,
5.69%, 07/10/37 (a)(b)	45,000	45,009
Series 2005-C3, Class A4,
5.05%, 07/10/45 (a)	6,779	6,785
Series 2005-C4, Class A4,
5.49%, 11/10/45 (a)	250,000	279,490
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4
4.55%, 12/10/41	167,878	168,186
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B
5.10%, 01/11/35 (a)	150,000	151,411
GS Mortgage Securities Corp. II
Series 2011-ALF, Class A,
2.72%, 02/10/21 (b)	324,900	330,131
Series 2012-ALOH, Class A,
3.55%, 04/10/34 (b)	510,000	527,206
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class A2,
5.05%, 12/12/34	244,725	246,244
Series 2002-C2, Class B,
5.21%, 12/12/34 (a)	85,000	85,698
Series 2002-C3, Class A2,
4.99%, 07/12/35	122,527	123,669
Series 2003-C1, Class A2,
4.99%, 01/12/37	43,787	44,330
Series 2003-C1, Class B,
5.10%, 01/12/37	165,000	165,871
Series 2003-LN1, Class B,
5.01%, 10/15/37 (a)	230,000	237,741

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB15, Class A4,
5.81%, 06/12/43 (a)	$385,000	$429,682
Series 2007-CB20, Class AJ,
6.28%, 02/12/51 (a)	115,000	98,340
Series 2010-CNTR, Class A2,
4.31%, 08/05/32 (b)	405,000	429,097
Series 2012-C6, Class A3,
3.51%, 05/15/45	500,000	517,926
LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class C,
4.76%, 04/15/37 (a)	135,000	138,975
Series 2004-C7, Class A1A,
4.48%, 10/15/29	120,836	125,005
Series 2005-C1, Class A3,
4.50%, 02/15/30	20,263	20,265
Series 2005-C2, Class AAB,
5.01%, 04/15/30	22,764	23,196
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2,
4.96%, 07/12/38	127,548	129,441
Series 2005-CIP1, Class AM,
5.11%, 07/12/38 (a)	300,000	323,222
Series 2008-C1, Class A4,
5.69%, 02/12/51	535,000	608,956
Morgan Stanley Capital I
Series 2006-IQ12, Class AM,
5.37%, 12/15/43	55,000	57,349
Series 2012-C4, Class A4,
3.24%, 03/15/45	535,000	540,610
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%, 07/15/45 (b)	375,000	428,114
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class C,
4.71%, 02/11/36	100,000	99,112
Series 2003-PWR1, Class E,
5.26%, 02/11/36 (a)(b)	110,000	107,589
RREF 2012 LT1 LLC, Series 2012-LT1A, Class A
4.75%, 02/15/25 (b)	107,557	107,788
S2 Hospitality LLC, Series 2012-LV1, Class A
4.50%, 04/15/32 (b)	195,000	195,934

Total Commercial Mortgage Backed Securities (cost $9,389,136)		9,810,188

12	Semiannual Report 2012

Convertible Corporate Bond 0.0%†

	Principal Amount	Market Value

Capital Markets 0.0%†
E*Trade Financial Corp.,
0.00%, 08/31/19	$60,000	$47,475

Total Convertible Corporate Bond (cost $39,449)		47,475

Corporate Bonds 45.7%
Aerospace & Defense 0.5%
Embraer SA,
5.15%, 06/15/22	120,000	123,180
United Technologies Corp.
1.80%, 06/01/17	320,000	326,796
3.10%, 06/01/22	250,000	261,966
4.50%, 06/01/42	430,000	472,314

		1,184,256

Airlines 0.4%
Continental Airlines Pass Through Trust
Series 2007-1, Class C, 7.34%, 04/19/14	61,072	61,682
Series 2006-1, Class G, 0.82%, 06/02/15 (a)	213,448	207,044
Series 1992-2, Class B, 7.57%, 09/15/21	40,610	40,610
Delta Air Lines Class G-2 Pass Through Trust,
Series 2002-1, Class G2, 6.42%, 01/02/14	205,000	207,563
Delta Air Lines, Inc.,
12.25%, 03/15/15 (b)	195,000	212,063
UAL 2007-1 Pass Through Trust,
Series 2007-1, Class B, 7.34%, 07/02/19	232,288	229,965

		958,927

Auto Components 0.3%
Allison Transmission, Inc.,
7.13%, 05/15/19 (b)	230,000	239,775
Schaeffler Finance BV,
8.50%, 02/15/19 (b)	200,000	213,500
Titan International, Inc.,
7.88%, 10/01/17	160,000	164,800
UCI International, Inc.,
8.63%, 02/15/19	160,000	161,000

		779,075

Automobiles 0.4%
Hyva Global BV,
8.63%, 03/24/16 (b)	600,000	510,000
Volvo Treasury AB,
5.95%, 04/01/15 (b)	445,000	485,515

		995,515

Corporate Bond (continued)

	Principal Amount	Market Value

Beverages 0.7%
Anheuser-Busch Cos. LLC,
5.50%, 01/15/18	$195,000	$231,434
CEDC Finance Corp. International, Inc.
8.88%, 12/01/16 (b)	200,000	159,453
9.13%, 12/01/16 (b)	655,000	411,013
PepsiCo, Inc.,
2.75%, 03/05/22	100,000	100,931
Pernod-Ricard SA
2.95%, 01/15/17 (b)	615,000	622,531
5.50%, 01/15/42 (b)	150,000	153,611

		1,678,973

Biotechnology 0.3%
Amgen, Inc.,
2.13%, 05/15/17	525,000	531,164
Gilead Sciences, Inc.,
4.40%, 12/01/21	275,000	303,539

		834,703

Building Products 0.2%
Louisiana-Pacific Corp.,
7.50%, 06/01/20 (b)	110,000	115,225
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (b)	325,000	357,500

		472,725

Capital Markets 2.1%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	540,000	674,207
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	275,000	296,812
BlackRock, Inc.,
1.38%, 06/01/15	165,000	166,180
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	43,620
E*Trade Financial Corp.,
12.50%, 11/30/17	620,250	710,962
Goldman Sachs Group, Inc. (The)
6.25%, 09/01/17	500,000	543,634
5.75%, 01/24/22	130,000	137,229
Marsico Holdings LLC/Marsico Co. Notes Corp.,
10.63%, 01/15/20 (b)	130,776	13,731
Merrill Lynch & Co., Inc.,
6.40%, 08/28/17	590,000	641,772
Morgan Stanley
0.95%, 10/15/15 (a)	695,000	619,139
6.63%, 04/01/18	450,000	470,506
Nuveen Investments, Inc.,
10.50%, 11/15/15	275,000	279,125
Oppenheimer Holdings, Inc.,
8.75%, 04/15/18	275,000	273,625

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bond(continued)

	Principal Amount	Market Value

Capital Markets (continued)
Pindo Deli Finance,
0.00%, 04/28/25 (a)(b)(d)	$901,231	$18,025
TD Ameritrade Holding Corp.,
4.15%, 12/01/14	310,000	327,703

		5,216,270

Chemicals 1.0%
Braskem America Finance Co.,
7.13%, 07/22/41 (b)	1,125,000	1,122,187
CF Industries, Inc.,
6.88%, 05/01/18	205,000	243,181
Ecolab, Inc.,
4.35%, 12/08/21	295,000	326,968
LyondellBasell Industries NV,
5.00%, 04/15/19 (b)	205,000	214,994
MacDermid, Inc.,
9.50%, 04/15/17 (b)	310,000	323,950
Taminco Global Chemical Corp.,
9.75%, 03/31/20 (b)	320,000	328,800

		2,560,080

Commercial Banks 2.8%
Banco Davivienda SA,
5.88%, 07/09/22	420,000	420,920
Banco de Credito del Peru,
6.13%, 04/25/27 (a)(b)	500,000	512,500
BanColombia SA,
5.95%, 06/03/21	300,000	320,250
Bangkok Bank PCL,
4.80%, 10/18/20 (b)	130,000	132,574
Bank of Montreal,
2.50%, 01/11/17	200,000	206,742
Bank of New York Mellon Corp. (The),
4.50%, 04/01/13	90,000	92,749
BB&T Corp.,
2.15%, 03/22/17	350,000	355,558
Capital One Financial Corp.,
2.15%, 03/23/15	350,000	352,728
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
3.88%, 02/08/22	460,000	467,927
Credit Suisse — New York,
6.00%, 02/15/18	150,000	160,495
Eksportfinans ASA,
2.38%, 05/25/16	525,000	466,657
HSBC USA, Inc.,
2.38%, 02/13/15	300,000	303,419
Korea Development Bank (The),
3.50%, 08/22/17	230,000	240,114
Lloyds Banking Group PLC
5.92%, 10/01/15 (b)(e)	350,000	210,000
6.66%, 05/21/37 (b)(e)	310,000	204,600

Corporate Bond(continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Lloyds TSB Bank PLC,
4.20%, 03/28/17	$250,000	$257,877
NB Capital Trust IV,
8.25%, 04/15/27	170,000	173,808
PNC Funding Corp.,
3.30%, 03/08/22	335,000	341,634
Rabobank, Nederland NV,
11.00%, 06/30/19 (b)(e)	315,000	396,270
Russian Agricultural Bank OJSC Via RSHB Capital SA,
5.30%, 12/27/17 (b)	250,000	251,926
Turkiye Vakiflar Bankasi Tao,
5.75%, 04/24/17 (b)	200,000	202,990
Wachovia Capital Trust III,
5.57%, 08/02/12 (e)	285,000	272,175
Wachovia Corp.,
5.50%, 05/01/13	575,000	597,471

		6,941,384

Commercial Services & Supplies 1.1%
ADT Corp. (The)
2.25%, 07/15/17	95,000	95,446
3.50%, 07/15/22 (b)	375,000	376,258
Casella Waste Systems, Inc.,
11.00%, 07/15/14	150,000	158,812
Cenveo Corp.,
8.88%, 02/01/18	250,000	223,750
DynCorp International, Inc.,
10.38%, 07/01/17	195,000	166,725
EnergySolutions, Inc./EnergySolutions LLC,
10.75%, 08/15/18	300,000	250,500
Geo Group, Inc. (The),
6.63%, 02/15/21	225,000	232,312
Monitronics International, Inc.,
9.13%, 04/01/20 (b)	140,000	134,400
Nord Anglia Education (UK) Holdings PLC,
10.25%, 04/01/17 (b)	825,000	855,938
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
10.75%, 08/01/16	240,000	254,400

		2,748,541

Communications Equipment 0.6%
Avaya, Inc.,
10.88%, 11/01/15	250,000	207,500
Brightstar Corp.,
9.50%, 12/01/16 (b)	225,000	230,625
DISH DBS Corp.,
4.63%, 07/15/17 (b)	400,000	400,500

14	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment (continued)
Nokia OYJ
5.38%, 05/15/19	$185,000	$145,688
6.63%, 05/15/39	500,000	386,211

		1,370,524

Computers & Peripherals 0.4%
Hewlett-Packard Co.
2.60%, 09/15/17	325,000	326,236
4.65%, 12/09/21	710,000	744,225

		1,070,461

Construction & Engineering 0.4%
Odebrecht Finance Ltd.
5.13%, 06/26/22 (b)	660,000	653,598
7.13%, 06/26/42 (b)	300,000	298,500

		952,098

Construction Materials 0.1%
Cemex SAB de CV,
5.46%, 09/30/15 (a)(b)	410,000	370,640

Consumer Finance 1.4%
Ally Financial, Inc.
5.50%, 02/15/17	85,000	86,338
7.50%, 09/15/20	165,000	185,419
American Express Credit Corp.
1.75%, 06/12/15	190,000	192,158
2.38%, 03/24/17	325,000	333,103
Discover Financial Services,
5.20%, 04/27/22 (b)	415,000	434,121
Ford Motor Credit Co. LLC
7.50%, 08/01/12	290,000	291,143
3.98%, 06/15/16 (b)	440,000	453,160
HSBC Finance Corp.,
6.68%, 01/15/21	200,000	216,543
International Lease Finance Corp.
6.50%, 09/01/14 (b)	530,000	559,150
4.88%, 04/01/15	420,000	422,079
John Deere Capital Corp.,
0.95%, 06/29/15	195,000	195,321

		3,368,535

Containers & Packaging 0.2%
ARD Finance SA,
11.13%, 06/01/18 (b)	223,716	208,056
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.,
10.13%, 07/15/20	50,000	51,125
Rock-Tenn Co.,
4.45%, 03/01/19 (b)	215,000	220,846

		480,027

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 3.2%
Ajecorp BV,
6.50%, 05/14/22 (b)	$350,000	$359,625
Alta Wind Holdings LLC,
7.00%, 06/30/35 (b)	94,453	106,177
Bank of America Corp.,
4.75%, 08/01/15	420,000	436,348
Boart Longyear Management Pty Ltd.,
7.00%, 04/01/21 (b)	150,000	153,375
Caisse Centrale Desjardins du Quebec,
2.65%, 09/16/15 (b)	475,000	491,171
Citigroup, Inc.
6.25%, 06/29/17	150,000	120,145
4.50%, 01/14/22	325,000	335,678
6.13%, 08/25/36	310,000	304,909
DTEK Finance BV,
9.50%, 04/28/15 (b)	300,000	291,000
Dubai Holding Commercial Operations MTN Ltd.,
6.00%, 02/01/17	200,000	260,764
General Electric Capital Corp.
Series A, 0.73%, 09/15/14 (a)	495,000	489,011
5.88%, 01/14/38	625,000	717,502
Series A, 7.13%, 06/15/22 (e)	300,000	316,938
Hutchison Whampoa International 11 Ltd.,
4.63%, 01/13/22 (b)	570,000	597,515
iPayment, Inc.,
10.25%, 05/15/18	210,000	191,100
IPIC GMTN Ltd.,
6.88%, 11/01/41 (b)	610,000	712,175
JPMorgan Chase & Co.,
5.40%, 01/06/42	420,000	461,169
MassMutual Global Funding II,
2.00%, 04/05/17 (b)	360,000	362,097
Metalloinvest Finance Ltd.,
6.50%, 07/21/16 (b)	200,000	198,500
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/01/15	170,000	174,121
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
9.50%, 06/15/19 (b)	145,000	150,619
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 09/01/18 (b)	225,000	253,125
ZFS Finance USA Trust II,
6.45%, 12/15/65 (a)(b)	480,000	480,000

		7,963,064

Diversified Telecommunication Services 2.2%
AT&T Corp.,
8.00%, 11/15/31	260,000	385,218
AT&T, Inc.,
2.95%, 05/15/16	180,000	190,651

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Bakrie Telecom Pte Ltd.,
11.50%, 05/07/15 (b)	$170,000	$99,450
British Telecommunications PLC,
2.00%, 06/22/15	275,000	278,779
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (b)	420,000	382,200
12.00%, 12/01/17 (b)	220,000	179,300
Eileme 2 AB,
11.63%, 01/31/20 (b)	400,000	411,000
GCI, Inc.,
8.63%, 11/15/19	215,000	225,212
Level 3 Financing, Inc.,
8.63%, 07/15/20	150,000	157,500
Oi SA,
5.75%, 02/10/22 (b)	450,000	458,550
Pacific Bell Telephone Co.,
7.38%, 07/15/43	260,000	277,746
Qtel International Finance Ltd.,
5.00%, 10/19/25 (b)	200,000	213,500
Sprint Capital Corp.,
8.75%, 03/15/32	245,000	222,950
Telefonica Emisiones SAU,
2.58%, 04/26/13	320,000	315,217
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	300,000	328,417
TELUS Corp.,
5.05%, 12/04/19	65,000	71,669
tw telecom holdings, inc.,
8.00%, 03/01/18	150,000	163,500
Verizon Communications, Inc.,
5.50%, 02/15/18	100,000	118,365
Wind Acquisition Finance SA
11.75%, 07/15/17 (b)	450,000	363,375
7.25%, 02/15/18 (b)	590,000	516,250
Windstream Corp.,
7.50%, 06/01/22	155,000	159,650

		5,518,499

Electric Utilities 1.8%
Abu Dhabi National Energy Co.,
5.88%, 12/13/21 (b)	200,000	221,250
AES Corp. (The),
9.75%, 04/15/16	250,000	296,250
Commonwealth Edison Co.,
5.80%, 03/15/18	375,000	453,096
Elwood Energy LLC,
8.16%, 07/05/26	89,385	89,385
Enel Finance International NV,
6.00%, 10/07/39 (b)	200,000	157,012
Energy Future Holdings Corp.,
Series P, 5.55%, 11/15/14	195,000	139,912

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	$309,000	$336,038
Great Plains Energy, Inc.,
5.29%, 06/15/22 (c)	350,000	377,551
Hydro Quebec,
1.38%, 06/19/17	2,000,000	1,998,468
PPL Capital Funding, Inc.,
4.20%, 06/15/22	155,000	155,497
Union Electric Co.,
6.70%, 02/01/19	100,000	125,929

		4,350,388

Electrical Equipment 0.0%†
Timken Co.,
6.00%, 09/15/14	45,000	48,828

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc.,
8.25%, 03/15/18	150,000	175,875

Electronic Equipment, Instruments & Components 0.1%
Rexel SA,
6.13%, 12/15/19 (b)	200,000	201,500

Energy Equipment & Services 0.4%
American Petroleum Tankers Parent LLC/AP Tankers Co.,
10.25%, 05/01/15	200,000	208,500
Forbes Energy Services Ltd.,
9.00%, 06/15/19	230,000	217,350
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16 (b)	98,000	102,655
Key Energy Services, Inc.,
6.75%, 03/01/21	190,000	185,250
Weatherford International Ltd.,
6.00%, 03/15/18	140,000	159,618

		873,373

Food & Staples Retailing 0.3%
CVS Caremark Corp.,
3.25%, 05/18/15	305,000	321,042
Rite Aid Corp.
9.75%, 06/12/16	290,000	319,725
9.25%, 03/15/20 (b)	65,000	65,000

		705,767

Food Products 1.2%
ConAgra Foods, Inc.,
8.25%, 09/15/30	100,000	133,917
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20 (b)	175,000	154,000

16	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
JBS USA LLC/JBS USA Finance, Inc.,
8.25%, 02/01/20 (b)	$150,000	$145,875
Kraft Foods Group, Inc.
3.50%, 06/06/22 (b)	725,000	743,967
5.00%, 06/04/42 (b)	645,000	682,653
Kraft Foods, Inc.,
4.13%, 02/09/16	145,000	157,892
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 04/01/15	250,000	256,875
Simmons Foods, Inc.,
10.50%, 11/01/17 (b)	300,000	282,000
Tyson Foods, Inc.,
4.50%, 06/15/22	450,000	463,500

		3,020,679

Gas Utilities 1.6%
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	80,587
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22	160,000	156,800
DCP Midstream Operating LP,
3.25%, 10/01/15	395,000	401,020
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	175,000	203,101
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	82,833
5.25%, 01/31/20	455,000	521,201
Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 12/15/18	165,000	169,125
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 03/01/20 (b)	155,000	156,162
Korea Gas Corp.,
6.25%, 01/20/42 (b)	200,000	239,565
Regency Energy Partners LP/Regency Energy Finance Corp.,
6.50%, 07/15/21	190,000	199,500
Southern Natural Gas Co./Southern Natural Issuing Corp.,
4.40%, 06/15/21	460,000	488,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.88%, 02/01/21	160,000	166,400
Tennessee Gas Pipeline Co. LLC,
8.38%, 06/15/32	235,000	307,400
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	278,482
Williams Partners LP,
7.25%, 02/01/17	305,000	365,454

		3,816,314

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 1.7%
Baxter International, Inc.,
4.63%, 03/15/15	$35,000	$38,508
Biomet, Inc.,
11.63%, 10/15/17	215,000	231,931
Boston Scientific Corp.,
4.50%, 01/15/15	355,000	378,272
CHS/Community Health Systems, Inc.,
8.88%, 07/15/15	150,000	153,937
Cigna Corp.,
5.38%, 02/15/42	245,000	260,679
Covidien International Finance SA,
1.35%, 05/29/15	380,000	380,494
CRC Health Corp.,
10.75%, 02/01/16 (f)	275,000	242,000
DJO Finance LLC/DJO Finance Corp.,
8.75%, 03/15/18 (b)	150,000	153,000
Express Scripts Holding Co.
6.25%, 06/15/14	330,000	360,819
7.25%, 06/15/19	275,000	345,786
4.75%, 11/15/21 (b)	180,000	199,184
HCA, Inc.
9.00%, 12/15/14	195,000	213,525
7.19%, 11/15/15	230,000	242,650
Humana, Inc.
6.45%, 06/01/16	135,000	153,529
8.15%, 06/15/38	165,000	223,411
OnCure Holdings, Inc.,
11.75%, 05/15/17	250,000	178,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 02/01/18	170,000	173,825
WellPoint, Inc.,
3.13%, 05/15/22	365,000	367,925

		4,298,225

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc.,
10.25%, 07/13/16 (b)	630,000	329,350
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/17	135,000	147,319
12.75%, 04/15/18	350,000	274,750
Carrols Restaurant Group, Inc.,
11.25%, 05/15/18 (b)	125,000	131,250
Chester Downs & Marina LLC,
9.25%, 02/01/20 (b)	275,000	286,688
CKE Holdings, Inc.,
10.50%, 03/14/16 (b)	150,000	164,250
Dave & Buster’s, Inc.,
11.00%, 06/01/18	300,000	327,000
Equinox Holdings, Inc.,
9.50%, 02/01/16 (b)	300,000	318,000

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Mandalay Resort Group,
7.63%, 07/15/13	$250,000	$256,250
Marina District Finance Co., Inc.,
9.50%, 10/15/15	275,000	266,750
McDonald’s Corp.,
5.00%, 02/01/19	35,000	41,341
MGM Resorts International,
10.00%, 11/01/16	125,000	138,437
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co B, Inc.,
10.50%, 01/15/20	175,000	193,813
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 03/15/22 (b)	175,000	175,875
Yonkers Racing Corp.,
11.38%, 07/15/16 (b)	200,000	212,500
Yum! Brands, Inc.,
4.25%, 09/15/15	275,000	297,744

		3,561,317

Household Durables 0.2%
Servicios Corporativos Javer SAPI de CV,
9.88%, 04/06/21 (b)	425,000	399,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
7.75%, 04/15/20 (b)	125,000	130,625

		530,125

Household Products 0.3%
Prestige Brands, Inc.,
8.25%, 04/01/18	215,000	235,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6.88%, 02/15/21 (b)	175,000	182,000
Spectrum Brands Holdings, Inc.
9.50%, 06/15/18	100,000	113,000
9.50%, 06/15/18 (b)	135,000	152,550

		682,975

Industrial Conglomerates 0.4%
General Electric Co.,
5.25%, 12/06/17	220,000	256,903
Textron, Inc.,
6.20%, 03/15/15	305,000	335,187
Trimas Corp.,
9.75%, 12/15/17	108,000	118,800
Tyco Electronics Group SA,
6.00%, 10/01/12	205,000	207,632

		918,522

Corporate Bonds (continued)

	Principal Amount	Market Value

Information Technology Services 0.3%
EVERTEC, Inc.,
11.00%, 10/01/18	$300,000	$315,750
First Data Corp.
10.55%, 09/24/15	250,000	255,625
12.63%, 01/15/21	175,000	175,219

		746,594

Insurance 1.6%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	151,031
Alliant Holdings I, Inc.,
11.00%, 05/01/15 (b)	290,000	300,875
American International Group, Inc.,
4.88%, 06/01/22	630,000	644,630
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	275,000	276,915
5.40%, 05/15/18	205,000	242,106
Chubb Corp. (The),
5.75%, 05/15/18	45,000	55,010
Farmers Exchange Capital,
7.05%, 07/15/28 (b)	535,000	614,055
Hartford Financial Services Group, Inc.,
5.13%, 04/15/22	180,000	185,356
HUB International Holdings, Inc.,
10.25%, 06/15/15 (b)	350,000	356,562
Metropolitan Life Global Funding I,
3.13%, 01/11/16 (b)	470,000	492,423
Symetra Financial Corp.,
8.30%, 10/15/37 (a)(b)	295,000	287,625
Willis North America, Inc.,
7.00%, 09/29/19	235,000	272,330

		3,878,918

Internet & Catalog Retail 0.2%
QVC, Inc.,
7.50%, 10/01/19 (b)	500,000	555,000

Internet Software & Services 0.3%
Symantec Corp.
2.75%, 06/15/17	190,000	190,853
3.95%, 06/15/22	435,000	432,162

		623,015

Machinery 0.3%
Atkore International, Inc.,
9.88%, 01/01/18	240,000	232,800
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17	180,000	111,825
Liberty Tire Recycling,
11.00%, 10/01/16 (b)	300,000	276,000
TMK OAO Via TMK Capital SA,
7.75%, 01/27/18	200,000	190,000

		810,625

18	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Marine 0.2%
Horizon Lines LLC
11.00%, 10/15/16 (b)	$259,000	$253,172
15.00%, 10/15/16	145,687	136,946
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
8.88%, 04/01/18	135,000	136,350

		526,468

Media 2.7%
Aerospace Satellite Corp. Holding BV,
12.75%, 11/16/15 (b)	400,000	431,000
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18 (b)	325,000	339,625
CBS Corp.,
1.95%, 07/01/17	405,000	404,595
Cengage Learning Acquisitions, Inc.,
10.50%, 01/15/15 (b)	300,000	228,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	65,000	70,688
Series A, 7.63%, 03/15/20 (b)	275,000	263,312
Columbus International, Inc.,
11.50%, 11/20/14 (b)	420,000	447,317
Comcast Corp.,
5.70%, 05/15/18	360,000	424,560
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.50%, 03/01/16	630,000	664,487
Globo Comunicacao e Participacoes SA,
4.88%, 04/11/22 (b)	350,000	364,000
Hughes Satellite Systems Corp.,
7.63%, 06/15/21	225,000	244,687
Idearc Litigation Trusts,
8.00%, 11/15/16 (f)	825,000	18,562
Intelsat Jackson Holdings SA,
8.50%, 11/01/19	150,000	166,125
Intelsat Luxembourg SA
11.50%, 02/04/17 (b)	225,000	232,313
11.50%, 02/04/17	130,000	134,225
inVentiv Health, Inc.,
10.00%, 08/15/18 (b)	275,000	235,125
Nara Cable Funding Ltd.,
8.88%, 12/01/18 (b)	200,000	172,000
News America, Inc.,
6.15%, 02/15/41	400,000	467,743
Regal Cinemas Corp.,
8.63%, 07/15/19	100,000	110,250
Telesat Canada/Telesat LLC,
12.50%, 11/01/17	375,000	418,125
Univision Communications, Inc.,
8.50%, 05/15/21 (b)	300,000	302,250
Visant Corp.,
10.00%, 10/01/17	190,000	188,575

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
WMG Acquisition Corp.
9.50%, 06/15/16	$150,000	$163,500
11.50%, 10/01/18	115,000	127,075

		6,618,139

Metals & Mining 1.7%
ArcelorMittal
4.50%, 02/25/17	260,000	256,024
6.25%, 02/25/22	655,000	641,512
Berau Capital Resources Pte Ltd.,
12.50%, 07/08/15 (b)	500,000	550,000
Berau Coal Energy Tbk PT,
7.25%, 03/13/17 (b)	200,000	194,500
Bumi Investment Pte Ltd.,
10.75%, 10/06/17 (b)	500,000	493,750
Kinross Gold Corp.,
6.88%, 09/01/41	110,000	111,631
Metinvest BV,
10.25%, 05/20/15 (b)	200,000	196,000
Midwest Vanadium Pty Ltd.,
11.50%, 02/15/18 (b)	150,000	93,000
Newmont Mining Corp.,
4.88%, 03/15/42	290,000	282,779
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
8.38%, 06/01/20 (b)	175,000	177,625
Rio Tinto Finance USA PLC,
3.50%, 03/22/22	205,000	216,053
Southern Copper Corp.,
6.38%, 07/27/15	200,000	223,300
Vale Overseas Ltd.,
6.88%, 11/10/39	335,000	391,406
Vale SA,
4.38%, 03/24/18	100,000	137,307
Vedanta Resources PLC,
8.25%, 06/07/21 (b)	365,000	340,362

		4,305,249

Multiline Retail 0.1%
Wal-Mart Stores, Inc.,
4.13%, 02/01/19	210,000	239,156

Multi-Utilities & Unregulated Power 0.2%
GenOn Energy, Inc.,
7.63%, 06/15/14	160,000	163,200
NRG Energy, Inc.,
7.88%, 05/15/21	255,000	257,550

		420,750

Oil, Gas & Consumable Fuels 5.2%
Afren PLC,
10.25%, 04/08/19 (b)	230,000	236,325

2012 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.
6.38%, 09/15/17	$605,000	$702,789
6.45%, 09/15/36	320,000	369,961
Antero Resources Finance Corp.,
9.38%, 12/01/17	145,000	160,225
Apache Corp.,
3.25%, 04/15/22	300,000	313,264
Chaparral Energy, Inc.
8.25%, 09/01/21	150,000	158,625
7.63%, 11/15/22 (b)	60,000	61,200
Chesapeake Energy Corp.,
6.88%, 11/15/20	195,000	192,075
CNOOC Finance 2012 Ltd.,
3.88%, 05/02/22 (b)	200,000	206,856
Concho Resources, Inc.
6.50%, 01/15/22	165,000	171,600
5.50%, 10/01/22	130,000	128,700
Continental Resources, Inc.,
5.00%, 09/15/22 (b)	165,000	167,475
Devon Energy Corp.
5.63%, 01/15/14	500,000	534,767
1.88%, 05/15/17	250,000	250,044
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	150,000	160,500
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21 (b)	255,000	273,365
Reg. S, 6.51%, 03/07/22	200,000	221,752
Hilcorp Energy I LP/Hilcorp Finance Co.,
8.00%, 02/15/20 (b)	150,000	161,625
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (b)	175,000	173,250
7.75%, 02/01/21	165,000	172,425
Newfield Exploration Co.,
5.63%, 07/01/24	110,000	112,475
Occidental Petroleum Corp.
1.50%, 02/15/18	175,000	175,545
2.70%, 02/15/23	305,000	306,919
PC Financial Partnership,
5.00%, 11/15/14	255,000	275,339
Pertamina Persero PT,
6.00%, 05/03/42 (b)	300,000	297,000
Petrobras International Finance Co.,
5.75%, 01/20/20	710,000	776,653
Petrohawk Energy Corp.,
7.25%, 08/15/18	265,000	298,012
Petroleos de Venezuela SA
Series 2015, 5.00%, 10/28/15	560,000	437,528
Reg. S, 5.25%, 04/12/17	215,000	152,650
Reg. S, 9.00%, 11/17/21	1,740,000	1,264,980
Reg. S, 12.75%, 02/17/22	250,000	235,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos,
5.50%, 06/27/44 (b)	$810,000	$828,225
Pioneer Natural Resources Co.,
3.95%, 07/15/22	155,000	155,375
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21 (b)	200,000	213,196
6.35%, 06/12/42 (b)	200,000	210,071
Resolute Energy Corp.,
8.50%, 05/01/20 (b)	175,000	173,688
Samson Investment Co.,
9.75%, 02/15/20 (b)	160,000	159,200
Total Capital SA,
4.45%, 06/24/20	310,000	354,154
Transocean, Inc.
5.05%, 12/15/16	390,000	423,011
6.38%, 12/15/21	240,000	274,505
7.35%, 12/15/41	515,000	623,098
WPX Energy, Inc.,
6.00%, 01/15/22	155,000	154,225

		12,717,672

Paper & Forest Products 0.6%
Catalyst Paper Corp.,
11.00%, 12/15/16 (b)(d)	150,000	73,500
Georgia-Pacific LLC,
8.88%, 05/15/31	395,000	556,867
International Paper Co.,
4.75%, 02/15/22	165,000	180,104
Norske Skogindustrier ASA,
6.13%, 10/15/15 (b)	555,000	388,500
Tjiwi Kimia Finance BV,
0.00%, 04/28/27 (a)(b)	473,111	9,462
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 01/15/19 (b)	300,000	303,000

		1,511,433

Pharmaceuticals 0.5%
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	760,000	761,376
2.85%, 05/08/22	225,000	228,872
Watson Pharmaceuticals, Inc.,
5.00%, 08/15/14	320,000	339,974

		1,330,222

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP
10.35%, 04/01/19	190,000	266,533
4.75%, 03/15/42	15,000	15,006
Weyerhaeuser Co.,
7.38%, 10/01/19	115,000	135,924

		417,463

20	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Management & Development 0.1%
Country Garden Holdings Co. Ltd.,
11.13%, 02/23/18 (b)	$200,000	$202,500

Road & Rail 0.2%
Ashtead Capital, Inc.,
6.50%, 07/15/22	45,000	45,000
JSC Georgian Railway,
7.75%, 07/11/22	325,000	324,353
UR Financing Escrow Corp.,
7.63%, 04/15/22 (b)	165,000	172,838

		542,191

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc.,
10.13%, 03/15/18 (b)	200,000	218,500
Intel Corp.,
1.95%, 10/01/16	235,000	243,536

		462,036

Software 0.2%
Lawson Software, Inc.,
9.38%, 04/01/19 (b)	175,000	186,813
Sophia LP/Sophia Finance, Inc.,
9.75%, 01/15/19 (b)	175,000	185,937

		372,750

Specialty Retail 0.4%
Burlington Coat Factory Warehouse Corp.,
10.00%, 02/15/19	240,000	254,400
Lowe’s Cos., Inc.,
3.12%, 04/15/22	265,000	271,156
O’Reilly Automotive, Inc.,
4.63%, 09/15/21	295,000	308,294
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (b)	165,000	180,262

		1,014,112

Supranational 0.4%
Central American Bank for Economic Integration,
5.38%, 09/24/14 (b)	150,000	160,448
Corp. Andina de Fomento,
4.38%, 06/15/22	340,000	347,287
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14	870,000	150,216
Series GDIF, 3.75%, 05/19/17	1,800,000	320,563

		978,514

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.,
6.88%, 04/15/15	175,000	168,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Thrifts & Mortgage Finance 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
7.75%, 04/28/21 (b)	$195,000	$190,661

Tobacco 0.6%
Altria Group, Inc.
9.70%, 11/10/18	155,000	214,484
10.20%, 02/06/39	250,000	406,681
Lorillard Tobacco Co.,
6.88%, 05/01/20	425,000	502,586
Philip Morris International, Inc.,
5.65%, 05/16/18	210,000	253,615

		1,377,366

Transportation Infrastructure 0.1%
DP World Ltd.,
6.85%, 07/02/37 (b)	300,000	294,750

Wireless Telecommunication Services 1.4%
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	275,000	298,574
Cricket Communications, Inc.,
7.75%, 10/15/20	330,000	315,150
Crown Castle Towers LLC,
3.21%, 08/15/35 (b)	230,000	233,911
Digicel Group Ltd.
Reg. S, 8.88%, 01/15/15	105,000	106,050
8.88%, 01/15/15 (b)	100,000	101,000
9.88%, 01/15/15 (b)	980,000	989,800
MetroPCS Wireless, Inc.,
6.63%, 11/15/20	155,000	152,675
New Cingular Wireless Services, Inc.,
8.75%, 03/01/31	115,000	175,148
NII Capital Corp.,
7.63%, 04/01/21	505,000	433,037
Sprint Nextel Corp.,
11.50%, 11/15/21 (b)	215,000	239,725
Syniverse Holdings, Inc.,
9.13%, 01/15/19	175,000	189,875
VimpelCom Holdings BV,
7.50%, 03/01/22 (b)	200,000	187,888

		3,422,833

Total Corporate Bonds (cost $110,634,189)		112,375,477

2012 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Municipal Bonds 0.7%
	Principal Amount	Market Value

Georgia 0.5%
Municipal Electric Authority of Georgia
6.64%, 04/01/57	$675,000	$783,135
7.06%, 04/01/57	440,000	465,410

		1,248,545

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds,
Series A, 7.10%, 01/01/41	310,000	437,060

Total Municipal Bonds (cost $1,426,360)		1,685,605

Sovereign Bonds 14.5%
ARGENTINA 0.5%
Argentina Boden Bonds,
7.00%, 10/03/15	400,000	302,754
Argentine Republic Government International Bond
8.28%, 12/31/33	486,846	318,884
2.50%, 12/31/38 (c)	1,100,000	354,750
Province of Salta Argentina,
9.50%, 03/16/22 (b)	235,000	233,474

		1,209,862

BELARUS 0.1%
Republic of Belarus,
8.75%, 08/03/15	200,000	195,500

BRAZIL 0.9%
Banco Nacional de Desenvolvimento Economico e Social,
4.13%, 09/15/17 (b)	EUR 160,000	209,972
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14	BRL 1,109,000	539,050
10.00%, 01/01/21	2,516,000	1,193,046
Brazilian Government International Bond,
8.50%, 01/05/24	745,000	405,234

		2,347,302

CANADA 0.9%
Canadian Government Bond
4.25%, 06/01/18	CAD 410,000	468,200
3.75%, 06/01/19	400,000	451,755
Province of Manitoba Canada,
1.75%, 05/30/19	$1,000,000	1,005,059
Province of Ontario Canada,
4.00%, 06/02/21	CAD 50,000	54,397

Sovereign Bonds (continued)
	Principal Amount	Market Value

CANADA (continued)
Province of Quebec Canada,
4.50%, 12/01/20	$180,000	$201,582

		2,180,993

CAYMAN ISLANDS 0.2%
Cayman Islands Government Bond,
5.95%, 11/24/19 (b)	475,000	520,125

CHILE 0.4%
Chile Government International Bond,
5.50%, 08/05/20	CLP 437,000,000	928,194

COLOMBIA 0.4%
Colombia Government International Bond, 12.00%, 10/22/15	COP 1,370,000,000	951,791

CROATIA 0.3%
Croatia Government International Bond,
6.25%, 04/27/17 (b)	$750,000	747,980

DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond, Reg. S,
7.50%, 05/06/21	400,000	426,000

GEORGIA 0.1%
Georgia Government International Bond,
6.88%, 04/12/21 (b)	215,000	230,265

GERMANY 0.8%
Bundesrepublik Deutschland
3.50%, 01/04/16	EUR 500,000	702,631
4.25%, 07/04/18	450,000	681,496
3.25%, 01/04/20	345,000	501,210

		1,885,337

GUATEMALA 0.1%
Guatemala Government Bond,
5.75%, 06/06/22 (b)	$300,000	312,000

INDONESIA 0.3%
Indonesia Government International Bond,
4.88%, 05/05/21 (b)	200,000	218,000
Republic of Indonesia,
5.25%, 01/17/42 (b)	400,000	418,500

		636,500

22	Semiannual Report 2012

Sovereign Bonds (continued)
	Principal Amount	Market Value

IRELAND 0.2%
Vnesheconombank Via VEB Finance PLC, Reg. S,
6.03%, 07/05/22	$440,000	$438,903

JAPAN 0.2%
Japan Government Ten Year Bond,
0.80%, 03/20/13	JPY 50,000,000	628,615

LATVIA 0.1%
Republic of Latvia, Reg. S,
5.25%, 06/16/21	$200,000	202,000

MEXICO 1.3%
Mexican Bonos
6.25%, 06/16/16	MXN 7,860,000	619,651
6.50%, 06/10/21	30,740,000	2,492,347

		3,111,998

NETHERLANDS 0.6%
Netherlands Government Bond,
3.25%, 07/15/21	EUR 1,000,000	1,397,049

NORWAY 0.1%
Norway Government Bond,
3.75%, 05/25/21	NOK 1,750,000	338,197

PERU 0.4%
Peruvian Government International Bond, Reg. S,
8.60%, 08/12/17	PEN 2,470,000	1,108,187

PHILIPPINES 0.5%
Philippine Government International Bond
4.95%, 01/15/21	PHP 16,500,000	407,996
6.25%, 01/14/36	35,000,000	885,695

		1,293,691

POLAND 0.6%
Poland Government Bond
5.25%, 10/25/17	PLN 1,800,000	551,997
5.50%, 10/25/19	1,400,000	434,499
Poland Government International Bond,
5.00%, 03/23/22	$400,000	436,600

		1,423,096

QATAR 0.6%
Qatar Government International Bond
4.50%, 01/20/22 (b)	500,000	551,750
5.75%, 01/20/42 (b)	835,000	995,737

		1,547,487

Sovereign Bonds (continued)
	Principal Amount	Market Value

ROMANIA 0.4%
Romanian Government International Bond,
6.75%, 02/07/22 (b)	$1,050,000	$1,094,625

RUSSIA 0.9%
Russian Foreign Bond—Eurobond
7.85%, 03/10/18 (b)	RUB 30,000,000	974,024
5.00%, 04/29/20 (b)	$100,000	108,750
4.50%, 04/04/22 (b)	400,000	419,044
Reg. S, 7.50%, 03/31/30 (c)	116,683	140,089
5.63%, 04/04/42 (b)	600,000	641,880

		2,283,787

SOUTH AFRICA 0.1%
South Africa Government International Bond,
4.67%, 01/17/24	190,000	205,675

SUPRANATIONAL 0.4%
Eastern and Southern African Trade and Development Bank,
6.88%, 01/09/16	1,000,000	965,000

SWEDEN 0.4%
Sweden Government Bond,
3.00%, 07/12/16	SEK 6,000,000	930,950

TURKEY 0.6%
Turkey Government Bond
4.76%, 07/17/13	TRY 1,000,000	505,231
9.50%, 01/12/22	1,845,000	1,077,823

		1,583,054

UNITED KINGDOM 0.9%
United Kingdom Gilt
4.75%, 03/07/20	GBP 350,000	682,669
4.00%, 03/07/22	300,000	564,063
4.50%, 12/07/42	450,000	907,670

		2,154,402

URUGUAY 0.4%
Uruguay Government International Bond,
4.58%, 12/15/28	UYU 17,588,320	882,262

VENEZUELA 0.6%
Venezuela Government International Bond
Reg. S, 6.00%, 12/09/20	$700,000	470,750
Reg. S, 11.75%, 10/21/26	600,000	532,500
Reg. S, 11.95%, 08/05/31	650,000	578,500

		1,581,750

Total Sovereign Bonds (cost $34,961,169)		35,742,577

2012 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 13.1%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381
7.50%, 11/01/20	$523	$603
Pool# C0071
2 6.50%, 02/01/29	11,428	13,075
Pool# C39060
8.00%, 06/01/30	453	460
Pool# C41531
8.00%, 08/01/30	1,551	1,702
Pool# C42327
8.00%, 09/01/30	1,270	1,567
Pool# C01104
8.00%, 12/01/30	17,204	21,317
Federal Home Loan Mortgage Corp.
Pool# C48997
8.00%, 03/01/31	30,911	31,497
Pool# C49587
8.00%, 03/01/31	18,091	19,694
Pool# C50477
8.00%, 04/01/31	24,035	28,170
Pool# C53381
8.00%, 06/01/31	3,140	3,349
Pool# C69951
6.50%, 08/01/32	20,186	22,994
Federal Home Loan Mortgage Corp. Gold Pool TBA
5.00%, 07/15/42	1,520,000	1,633,763
Federal National Mortgage Association
Pool
Pool# 540017
8.00%, 05/01/30	2,090	2,155
Pool# 564363
8.00%, 01/01/31	874	954
Pool# 564993
7.50%, 03/01/31	8,462	8,774
Pool# 606566
7.50%, 10/01/31	3,861	4,085
Pool# 642656
7.00%, 07/01/32	42,083	49,751
Pool# 886574
2.63%, 08/01/36 (a)	151,140	160,322
Pool# 257231
5.50%, 06/01/38	1,344,582	1,467,282
4.00%, 11/01/41	1,111,496	1,185,189
Federal National Mortgage Association
Pool TBA
2.50%, 07/25/27	1,150,000	1,184,859
3.00%, 07/25/27	490,000	513,351

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

3.50%, 07/25/27	$1,180,000	$1,246,744
3.50%, 07/25/42	2,765,000	2,906,274
4.00%, 07/25/42	2,970,000	3,160,730
4.50%, 07/25/42	6,685,000	7,170,707
5.00%, 07/25/42	980,000	1,060,544
5.50%, 07/25/42	2,085,000	2,274,279
6.00%, 07/25/42	2,155,000	2,368,143
Government National Mortgage
Association I Pool
Pool# GN 779081,
3.00%, 04/15/27	765,969	811,402
Government National Mortgage
Association II Pool
Pool# G2 82468
4.00%, 01/20/40 (a)	334,049	355,463
Pool# G2 82478
3.50%, 02/20/40 (a)	1,486,259	1,575,114
Pool# G2 82483
3.50%, 02/20/40 (a)	202,195	214,283
Pool# G2 710035
5.39%, 12/20/59	1,212,408	1,351,654
Pool# G2 751413
4.50%, 07/20/61	259,366	288,296
Pool# G2 710083
4.70%, 08/20/61	282,061	317,743
Pool# G2 710087
4.70%, 09/20/61	296,594	337,592
Pool# G2 773443
5.07%, 04/20/62	260,491	294,150
Pool# G2 766552
4.85%, 05/20/62	155,000	175,361

Total U.S. Government Mortgage Backed Agencies (cost $32,064,138)		32,263,392

U.S. Government Sponsored & Agency Obligations 0.9%
Federal Home Loan Mortgage Corp.
5.13%, 11/17/17	265,000	320,977
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,250,708
0.00%, 10/09/19	840,000	680,880

Total U.S. Government Sponsored & Agency Obligations (cost $1,893,047)		2,252,565

U.S. Treasury Bill 4.0%
U.S. Treasury Bill,
0.00%, 07/19/12	9,805,000	9,804,814

Total U.S. Treasury Bill (cost $9,804,770)		9,804,814

24	Semiannual Report 2012

U.S. Treasury Bonds 2.6%
	Principal Amount	Market Value

U.S. Treasury Bonds
6.25%, 08/15/23	$340,000	$493,850
3.13%, 02/15/42	5,245,000	5,633,455
3.00%, 05/15/42	370,000	387,517

Total U.S. Treasury Bonds (cost $6,415,902)		6,514,822

U.S. Treasury Notes 1.0%
U.S. Treasury Notes
0.25%, 04/30/14	405,000	404,510
3.25%, 05/31/16 (g)	930,000	1,026,197
0.63%, 05/31/17	220,000	218,986
1.75%, 05/15/22	915,000	922,434

Total U.S. Treasury Notes (cost $2,573,538)		2,572,127

Yankee Dollars 0.5%
Chemicals 0.1%
Methanex Corp.,
5.25%, 03/01/22	295,000	306,065

Diversified Financial Services 0.2%
Smurfit Kappa Treasury Funding Ltd.,
7.50%, 11/20/25	495,000	495,000

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc.,
7.50%, 07/30/39	115,000	134,032
Suncor Energy, Inc.,
5.95%, 12/01/34	210,000	237,397

		371,429

Total Yankee Dollars (cost $1,117,868)		1,172,494

Common Stocks 0.0%†

	Shares	Market Value

Diversified Financial Services 0.0%†
Marisco Holdings LLC*	2,163	135

Diversified Telecommunication Services 0.0%†
XO Holding, Inc.* (h)	248	24

Media 0.0%†
Dex One Corp.*	832	778

Common Stocks (continued)
	Shares	Market Value

Media (continued)
SuperMedia, Inc.*	651	$1,627

		2,405

Total Common Stocks (cost $814,062)		2,564

Warrant 0.1%

	Number of Warrants	Market Value

Marine 0.1%
Horizon Lines, Inc., expiring 10/06/2016*	96,358	181,153

Total Warrant (cost $185,414)		181,153

Mutual Fund 6.6%

	Shares	Market Value

Money Market Fund 6.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (i)	16,246,604	16,246,604

Total Mutual Fund (cost $16,246,604)		16,246,604

Total Investments (cost $266,639,400) (j) —110.3%		271,365,775

Liabilities in excess of other assets — (10.3)%		(25,431,464)

NET ASSETS — 100.0%		$245,934,311

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $61,964,623 which represents 25.19% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2012.

2012 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

(d)	Security in default.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date reflects the next call date.

(f)	Illiquid security.

(g)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(h)	Fair Valued Security.

(i)	Represents 7-day effective yield as of June 30, 2012.

(j)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

GDIF	Global Debt Issuance Facility

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

Reg. S	Regulation S

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

Tbk PT	State Owned Company

Currency:

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peru Nuevo Sol

PHP	Philippines Peso

PLN	Poland New Zloty

RUB	Russia Ruble

SEK	Swedish Krona

TRY	Turkish Lira

UYU	Uruguay Peso Uruguayo

26	Semiannual Report 2012

NVIT Multi Sector Bond Fund (Continued)

At June 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	7/27/12	(168,687)	$(264,862)	$(264,173)	$689
British Pound	JPMorgan Chase Bank	7/27/12	(395,347)	(620,750)	(619,136)	1,614
Columbian Peso	JPMorgan Chase Bank	7/31/12	(505,680,000)	(280,000)	(281,856)	(1,856)
Euro	HSBC Bank PLC	7/27/12	(120,569)	(152,853)	(152,610)	243
Euro	HSBC Bank PLC	7/27/12	(1,288,000)	(1,632,875)	(1,630,282)	2,593
Euro	HSBC Bank PLC	7/27/12	(406,134)	(514,880)	(514,063)	817
Japanese Yen	HSBC Bank PLC	7/27/12	(32,063)	(404)	(402)	2
Korean Won	JPMorgan Chase Bank	7/02/12	(616,836,924)	(519,223)	(538,558)	(19,334)
Mexican Peso	HSBC Bank PLC	7/27/12	(1,180,102)	(85,605)	(88,253)	(2,648)
Mexican Peso	HSBC Bank PLC	7/27/12	(3,284,168)	(238,235)	(245,603)	(7,368)
Mexican Peso	HSBC Bank PLC	7/27/12	(2,544,449)	(184,576)	(190,285)	(5,709)
Mexican Peso	Bank of America NA	7/27/12	(5,007,155)	(364,130)	(374,455)	(10,325)
Mexican Peso	Bank of America NA	7/27/12	(7,407,875)	(538,715)	(553,990)	(15,275)
Russian Ruble	JPMorgan Chase Bank	7/09/12	(3,273,000)	(100,000)	(100,955)	(955)
Russian Ruble	JPMorgan Chase Bank	7/09/12	(9,000,750)	(275,000)	(277,626)	(2,626)

Total Short Contracts				$(5,772,108)	$(5,832,247)	$(60,138)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Bank of America NA	7/27/12	140,000	$137,224	$137,437	$213
Canadian Dollar	Bank of America NA	7/27/12	178,000	174,470	174,741	271
Japanese Yen	HSBC Bank PLC	7/27/12	267,644,131	3,367,906	3,349,455	(18,451)
Korean Won	JPMorgan Chase Bank	7/02/12	616,836,924	535,217	538,558	3,341
Mexican Peso	JPMorgan Chase Bank	7/27/12	5,900,000	430,641	441,226	10,585
Mexican Peso	JPMorgan Chase Bank	7/27/12	10,000,000	729,900	747,840	17,940
Norwegian Krone	JPMorgan Chase Bank	7/27/12	2,234,751	377,434	375,342	(2,092)
Polish Zlotych	JPMorgan Chase Bank	7/27/12	1,797,012	534,936	537,736	2,800
Polish Zlotych	JPMorgan Chase Bank	7/27/12	1,904,851	567,038	570,006	2,967
South African Rand	JPMorgan Chase Bank	7/27/12	2,596,423	314,231	316,429	2,198
South African Rand	JPMorgan Chase Bank	7/27/12	3,676,388	444,933	448,045	3,112

Total Long Contracts				$7,613,930	$7,636,815	$22,884

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
35	U.S. Treasury 10 Year Note	09/19/12	$4,668,125	$17,122

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	U.S. Treasury 5 Year Note	09/28/12	$371,906	$(663)

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	27

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund
Assets:
Investments, at value (cost $266,639,400)	$271,365,775
Cash	103,148
Foreign currencies, at value (cost $2,851,948)	2,866,287
Interest and dividends receivable	2,807,948
Receivable for investments sold	8,655,559
Receivable for capital shares issued	196,789
Reclaims receivable	9,639
Receivable for unrealized foreign currency exchange gain on futures contracts	2,807
Unrealized appreciation on forward foreign currency contracts (Note 2)	49,385
Prepaid expenses	3,625

Total Assets	286,060,962

Liabilities:
Payable for investments purchased	36,736,222
Payable for capital shares redeemed	3,045,431
Payable for variation margin on futures contracts	18,156
Unrealized depreciation on forward foreign currency contracts (Note 2)	86,639
Accrued expenses and other payables:
Investment advisory fees	132,731
Fund administration fees	10,944
Administrative servicing fees	30,426
Accounting and transfer agent fees	12,163
Trustee fees	91
Custodian fees	1,407
Compliance program costs (Note 3)	214
Professional fees	26,340
Printing fees	25,470
Other	417

Total Liabilities	40,126,651

Net Assets	$245,934,311

Represented by:
Capital	$252,191,241
Accumulated undistributed net investment income	6,090,254
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(17,070,997)
Net unrealized appreciation/(depreciation) from investments	4,726,375
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	16,459
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(37,254)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	18,233

Net Assets	$245,934,311

Net Assets:
Class I Shares	$245,934,311

Total	$245,934,311

28	Semiannual Report 2012

NVIT Multi Sector Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	26,898,346

Total	26,898,346

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.14

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	29

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$5,809,829
Dividend income	34,915
Foreign tax withholding	(23,555)

Total Income	5,821,189

EXPENSES:
Investment advisory fees	837,077
Fund administration fees	64,886
Administrative servicing fees Class I Shares	177,907
Professional fees	23,763
Printing fees	12,873
Trustee fees	4,867
Custodian fees	4,557
Accounting and transfer agent fees	32,896
Compliance program costs (Note 3)	463
Other	5,082

Total expenses before earnings credit and expenses reimbursed	1,164,371

Earnings credit (Note 4)	(661)
Expenses reimbursed by adviser (Note 3)	(19,298)

Net Expenses	1,144,412

NET INVESTMENT INCOME	4,676,777

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,362,476
Net realized gains from futures transactions (Note 2)	145,082
Net realized gains from forward and foreign currency transactions (Note 2)	19,868

Net realized gains from investment, futures, forward and foreign currency transactions	4,527,426

Net change in unrealized appreciation/(depreciation) from investments	3,402,922
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(25,127)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(147,004)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	16,105

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,246,896

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	7,774,322

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,451,099

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$4,676,777	$9,469,835
Net realized gains from investment, futures, forward and foreign currency transactions	4,527,426	7,865,888
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,246,896	(5,201,770)

Change in net assets resulting from operations	12,451,099	12,133,953

Distributions to Shareholders From:
Net investment income:
Class I	–	(9,653,045)

Change in net assets from shareholder distributions	–	(9,653,045)

Change in net assets from capital transactions	9,799,595	10,094,279

Change in net assets	22,250,694	12,575,187

Net Assets:
Beginning of period	223,683,617	211,108,430

End of period	$245,934,311	$223,683,617

Accumulated undistributed net investment income at end of period	$6,090,254	$1,413,477

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$29,350,477	$53,903,568
Dividends reinvested	–	9,653,045
Cost of shares redeemed	(19,550,882)	(53,462,334)

Change in net assets from capital transactions	$9,799,595	$10,094,279

SHARE TRANSACTIONS:
Class I Shares
Issued	3,281,063	6,193,991
Reinvested	–	1,114,281
Redeemed	(2,177,697)	(6,131,949)

Total change in shares	1,103,366	1,176,323

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$8.67	0.18	0.29	0.47	–	–	–	$9.14	5.42%	$245,934,311	0.96%	3.94%	0.98%	192.98%
Year Ended December 31, 2011(d)	$8.58	0.37	0.10	0.47	(0.38)	–	(0.38)	$8.67	5.55%	$223,683,617	1.00%	4.25%	1.03%	368.27%
Year Ended December 31, 2010(d)	$8.27	0.45	0.41	0.86	(0.55)	–	(0.55)	$8.58	10.59%	$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009(d)	$7.32	0.55	1.17	1.72	(0.77)	–	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%	256.64%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29)%	$143,369,332	0.98%	5.20%	1.01%	85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1.01%	101.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

34	Semiannual Report 2012

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Diversified Financial Services	$—	$135	$—	$135
Diversified Telecommunication Services	—	—	24	24
Media	2,405	—	—	2,405
Total Common Stocks	$2,405	$135	$24	$2,564
Asset-Backed Securities*	—	23,789,742	—	23,789,742
Collateralized Mortgage Obligations	—	16,904,176	—	16,904,176
Commercial Mortgage Backed Securities	—	9,810,188	—	9,810,188
Convertible Corporate Bond*	—	47,475	—	47,475
Corporate Bonds*	—	112,375,477	—	112,375,477
Forward Foreign Currency Contracts	—	49,385	—	49,385
Futures Contracts	17,122	—	—	17,122
Municipal Bonds	—	1,685,605	—	1,685,605
Mutual Fund	16,246,604	—	—	16,246,604
Sovereign Bonds	—	35,742,577	—	35,742,577
U.S. Government Mortgage Backed Agencies	—	32,263,392	—	32,263,392
U.S. Government Sponsored & Agency Obligations	—	2,252,565	—	2,252,565
U.S. Treasury Bill	—	9,804,814	—	9,804,814
U.S. Treasury Bonds	—	6,514,822	—	6,514,822
U.S. Treasury Notes	—	2,572,127	—	2,572,127
Warrant*	—	181,153	—	181,153
Yankee Dollars*	—	1,172,494	—	1,172,494
Total Assets	$16,266,131	$255,166,127	$24	$271,432,282
Liabilities:
Forward Foreign Currency Contracts	—	(86,639)	—	(86,639)
Futures Contracts	(663)	—	—	(663)
Total Liabilities	$(663)	$(86,639)	$—	$(87,302)
Total	$16,265,468	$255,079,488	$24	$271,344,980
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period from January 1, 2012 through June 30, 2012, the Fund held one common stock investment that was categorized as a level three investment which was valued at twenty-four dollars. The investment was valued at twenty-four dollars because there remains potential for an additional distribution payment to occur. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

2012 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Transactions

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

36	Semiannual Report 2012

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$17,122
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	49,385
Total		$66,507

Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(663)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	(86,639)
Total		$(87,302)
*	Includes cumulative appreciation/(depreciation) of futures contacts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$145,082
Forward Foreign Currency Contracts
Currency risk	(41,036)
Total	$104,046

2012 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$(25,127)
Forward Foreign Currency Contracts
Currency risk	(147,004)
Total	$(172,131)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

38	Semiannual Report 2012

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning April 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.675%
$200 million and more	0.65%

Prior to April 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.75%
$200 million and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning April 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until at least April 30, 2013. Prior to April 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.85% .

2012 Semiannual Report	39

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$109,509	$94,026	$62,320	$19,298	$285,153

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to this Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NMF pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $463.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

40	Semiannual Report 2012

For the six months ended June 30, 2012, NFS received $177,907 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $471,547,660 and sales of $453,621,846 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $84,711,758 and sales of $80,598,266 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

2012 Semiannual Report	41

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$266,803,580	$8,405,047	$(3,842,852)	$4,562,195

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

42	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	43

Supplemental Information (Continued)

June 30 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

44	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	45

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

46	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	47

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

48	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

2012 Semiannual Report	49

Management Information (Continued)

June 30, 2012

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

50	Semiannual Report 2012

NVIT Multi-Manager International Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager International Growth Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,043.40	4.62	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91
Class II Shares	Actual		1,000.00	1,042.30	5.89	1.16
	Hypothetical	[b]	1,000.00	1,019.10	5.82	1.16
Class III Shares	Actual		1,000.00	1,043.50	5.39	1.06
	Hypothetical	[b]	1,000.00	1,019.59	5.32	1.06
Class VI Shares	Actual		1,000.00	1,042.40	6.65	1.31
	Hypothetical	[b]	1,000.00	1,018.35	6.57	1.31
Class Y Shares	Actual		1,000.00	1,043.40	4.62	0.91
	Hypothetical	[b]	1,000.00	1,020.34	4.57	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager International Growth Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	90.6%
Mutual Fund	8.2%
Preferred Stock	1.1%
Repurchase Agreement	0.5%
Liabilities in excess of other assets	(0.4)%

100.0%

Top Industries ††
Media	7.1%
Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	5.6%
Commercial Banks	4.9%
Chemicals	4.1%
Hotels, Restaurants & Leisure	3.6%
Food Products	3.3%
Tobacco	3.2%
Auto Components	2.9%
Beverages	2.6%
Other Industries*	56.2%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	8.2%
Compass Group PLC	1.8%
Anheuser-Busch InBev NV	1.8%
Imperial Tobacco Group PLC	1.5%
SAP AG	1.5%
Reed Elsevier PLC	1.4%
Banco Bradesco SA—Preference Shares	1.3%
America Movil SAB de CV	1.3%
British American Tobacco PLC	1.3%
Teva Pharmaceutical Industries Ltd.	1.2%
Other Holdings*	78.7%

100.0%

Top Countries ††
United Kingdom	17.0%
United States	8.5%
Japan	8.4%
Canada	7.4%
Switzerland	7.2%
France	6.6%
Germany	5.4%
Australia	4.5%
Netherlands	3.7%
Sweden	3.2%
Other Countries*	28.1%

100.0%

†	Percentages indicated are based upon total net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 90.6%

	Shares	Market Value

AUSTRALIA 4.6%
Biotechnology 1.3%
CSL Ltd.	226,190	$9,174,656
Mesoblast Ltd.*	115,900	743,776

		9,918,432

Commercial Services & Supplies 1.1%
Brambles Ltd.	1,420,458	9,008,976

Energy Equipment & Services 1.1%
WorleyParsons Ltd.	337,651	8,767,686

Metals & Mining 0.9%
BHP Billiton Ltd.	192,563	6,272,226
Iluka Resources Ltd.	44,558	525,889

		6,798,115

Oil, Gas & Consumable Fuels 0.1%
Oil Search Ltd.	174,194	1,186,530

Professional Services 0.1%
Campbell Brothers Ltd.	9,668	542,006

		36,221,745

BELGIUM 2.0%
Beverages 1.8%
Anheuser-Busch InBev NV	183,121	14,437,492

Metals & Mining 0.2%
Umicore SA	32,018	1,480,356

		15,917,848

BERMUDA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Golar LNG Ltd. (a)	48,410	1,825,057

BRAZIL 1.5%
Commercial Banks 1.3%
Banco Bradesco SA — Preference Shares, ADR	701,505	10,431,379

Real Estate Management & Development 0.2%
BR Properties SA	135,400	1,584,217

		12,015,596

CANADA 7.4%
Chemicals 1.7%
Agrium, Inc.	66,772	5,917,727
Methanex Corp.	27,170	756,842
Potash Corp. of Saskatchewan, Inc.	158,451	6,925,714

		13,600,283

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	41,810	1,825,825

Hotels, Restaurants & Leisure 0.2%
Tim Hortons, Inc.	30,371	1,601,033

Information Technology Services 0.8%
CGI Group, Inc., Class A*	251,685	6,049,241

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Insurance 1.0%
Fairfax Financial Holdings Ltd.	14,697	$5,819,613
Intact Financial Corp.	29,728	1,850,956

		7,670,569

Media 0.1%
Imax Corp.*	49,346	1,185,784

Metals & Mining 0.4%
Franco-Nevada Corp.	52,978	2,395,744
New Gold, Inc.*	54,582	520,569

		2,916,313

Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources Ltd.	128,056	3,435,035
Cenovus Energy, Inc.	162,026	5,151,539
Suncor Energy, Inc.	337,729	9,765,978

		18,352,552

Road & Rail 0.7%
Canadian National Railway Co.	65,384	5,529,479

		58,731,079

CHINA 2.4%
Automobiles 0.2%
Great Wall Motor Co., Ltd., H Shares	734,000	1,479,852

Commercial Banks 0.8%
Industrial & Commercial Bank of China, H Shares	11,713,000	6,566,174

Communications Equipment 0.3%
AAC Technologies Holdings, Inc.	878,000	2,555,117

Computers & Peripherals 0.0%†
Lenovo Group Ltd.	454,000	387,413

Internet Software & Services 0.1%
Baidu, Inc., ADR*	3,903	448,767

Oil, Gas & Consumable Fuels 0.7%
CNOOC Ltd.	2,582,000	5,205,620

Real Estate Management & Development 0.3%
Evergrande Real Estate Group Ltd.	2,435,000	1,261,074
Longfor Properties Co., Ltd.	780,000	1,230,124

		2,491,198

		19,134,141

DENMARK 1.0%
Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	53,909	7,818,793

FINLAND 0.0%†
Auto Components 0.0%†
Nokian Renkaat OYJ	9,689	368,058

FRANCE 6.6%
Aerospace & Defense 0.4%
Zodiac Aerospace	27,217	2,768,645

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Auto Components 0.4%
Cie Generale des Etablissements Michelin, Class B	52,913	$3,461,905

Commercial Services & Supplies 0.1%
Edenred	22,219	629,894

Diversified Telecommunication Services 0.4%
Iliad SA (a)	22,516	3,260,425

Electrical Equipment 0.8%
Schneider Electric SA	114,234	6,349,551

Electronic Equipment, Instruments & Components 0.2%
Ingenico	27,194	1,320,153

Energy Equipment & Services 0.6%
Technip SA	41,484	4,323,299

Food Products 0.7%
Danone SA	94,933	5,899,766

Hotels, Restaurants & Leisure 0.1%
Sodexo	12,983	1,010,896

Information Technology Services 0.6%
Cap Gemini SA	131,052	4,823,463

Media 1.4%
Eutelsat Communications SA	138,284	4,253,860
Publicis Groupe SA	151,065	6,908,736

		11,162,596

Oil, Gas & Consumable Fuels 0.4%
Total SA	75,991	3,420,275

Personal Products 0.5%
L’Oreal SA	35,349	4,136,021

		52,566,889

GERMANY 4.3%
Chemicals 0.2%
Lanxess AG	25,820	1,634,008

Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KGaA	101,515	7,169,825

Machinery 0.3%
GEA Group AG	80,758	2,152,432

Software 1.5%
SAP AG	199,525	11,814,959

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	127,499	9,138,868
Hugo Boss AG	20,190	2,000,273

		11,139,141

		33,910,365

HONG KONG 3.1%
Construction Materials 0.1%
China Resources Cement Holdings Ltd.	998,000	585,607

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Hotels, Restaurants & Leisure 0.9%
Galaxy Entertainment Group Ltd.*	1,985,000	$4,993,988
Melco Crown Entertainment Ltd., ADR*	182,872	2,106,685

		7,100,673

Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.	748,000	6,488,081

Paper & Forest Products 0.1%
Nine Dragons Paper Holdings Ltd.	1,708,000	966,873

Real Estate Investment Trusts (REITs) 0.2%
Link REIT (The) (a)	304,500	1,248,104

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	733,000	8,046,501

		24,435,839

INDIA 0.2%
Commercial Banks 0.1%
Yes Bank Ltd.*	142,956	875,562

Construction & Engineering 0.0%†
IRB Infrastructure Developers Ltd.	132,800	304,721

Thrifts & Mortgage Finance 0.1%
LIC Housing Finance Ltd.	89,818	436,924

		1,617,207

INDONESIA 0.1%
Construction Materials 0.1%
Semen Gresik Persero Tbk PT	676,500	821,028

IRELAND 2.0%
Biotechnology 0.0%†
Amarin Corp. PLC, ADR*	21,194	306,465

Construction Materials 0.1%
James Hardie Industries SE, CDI	125,954	1,038,487

Media 1.0%
UBM PLC	145,645	1,334,609
WPP PLC	554,464	6,731,054

		8,065,663

Pharmaceuticals 0.7%
Elan Corp. PLC, ADR*	103,565	1,511,013
Shire PLC	129,229	3,717,904

		5,228,917

Professional Services 0.2%
Experian PLC	104,668	1,476,672

		16,116,204

ISRAEL 1.8%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd., ADR	249,450	9,838,308

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Semiconductors & Semiconductor Equipment 0.4%
Mellanox Technologies Ltd.*	39,326	$2,785,854

Software 0.2%
Allot Communications Ltd.*	49,366	1,375,337

		13,999,499

ITALY 0.3%
Auto Components 0.2%
Pirelli & C. SpA	146,892	1,549,245

Automobiles 0.1%
Fiat SpA*	103,242	520,526

		2,069,771

JAPAN 8.4%
Auto Components 1.2%
Aisin Seiki Co., Ltd.	33,400	1,116,491
Denso Corp.	234,700	8,019,939
NOK Corp.	36,300	775,049

		9,911,479

Automobiles 1.1%
Daihatsu Motor Co., Ltd.	49,000	857,852
Toyota Motor Corp.	185,800	7,499,301

		8,357,153

Commercial Banks 0.1%
Seven Bank Ltd.	441,300	1,133,252

Commercial Services & Supplies 0.3%
Park24 Co., Ltd.	134,700	1,989,279

Construction & Engineering 0.1%
Chiyoda Corp.	47,000	575,860

Electrical Equipment 0.6%
Nidec Corp.	57,800	4,394,755

Electronic Equipment, Instruments & Components 1.0%
Anritsu Corp.	32,000	362,692
Keyence Corp.	29,524	7,303,442

		7,666,134

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	27,400	771,206

Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	82,000	626,420

Leisure Equipment & Products 0.3%
Nikon Corp.	54,800	1,668,152
Shimano, Inc.	12,600	826,092

		2,494,244

Machinery 1.2%
FANUC Corp.	30,200	4,964,310
Komatsu Ltd.	147,500	3,521,023
NSK Ltd.	101,000	654,429

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
OKUMA Corp.	90,000	$610,868

		9,750,630

Marine 0.0%†
Nippon Yusen KK	152,000	402,016

Media 0.1%
Nippon Television Network Corp.	5,890	895,265

Office Electronics 1.2%
Canon, Inc.	238,100	9,502,696

Specialty Retail 1.0%
Yamada Denki Co., Ltd.	157,600	8,068,869

		66,539,258

LUXEMBOURG 0.1%
Energy Equipment & Services 0.1%
Pacific Drilling SA*	57,737	491,342

MEXICO 3.2%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	77,762	6,940,258

Media 1.0%
Grupo Televisa SAB, ADR	363,541	7,808,861

Wireless Telecommunication Services 1.3%
America Movil SAB de CV Series L, ADR	393,883	10,264,591

		25,013,710

NETHERLANDS 3.7%
Computers & Peripherals 0.6%
Gemalto NV	63,383	4,552,384

Energy Equipment & Services 0.1%
Fugro NV, CVA	12,858	779,952

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	358,121	4,436,155

Food Products 1.0%
Unilever NV, CVA	229,332	7,660,940

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	233,387	8,150,743

Semiconductors & Semiconductor Equipment 0.1%
ASM International NV	15,044	571,450

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	28,857	1,850,938

Wireless Telecommunication Services 0.2%
VimpelCom Ltd., ADR	183,395	1,487,334

		29,489,896

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

NORWAY 0.4%
Energy Equipment & Services 0.2%
Aker Solutions ASA	134,263	$1,905,103
Veripos, Inc. ASA* (e)	19,042	6,110

		1,911,213

Media 0.2%
Schibsted ASA	40,866	1,327,520

		3,238,733

RUSSIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO, ADR	376,615	3,576,111

SINGAPORE 2.3%
Commercial Banks 1.0%
United Overseas Bank Ltd.	520,362	7,727,134

Food Products 0.1%
Golden Agri-Resources Ltd.	1,334,000	712,454

Industrial Conglomerates 1.1%
Keppel Corp., Ltd.	1,052,598	8,623,429

Marine 0.1%
Neptune Orient Lines Ltd.*	1,027,000	906,326

		17,969,343

SOUTH AFRICA 0.3%
Insurance 0.2%
Discovery Holdings Ltd.	203,405	1,295,149

Specialty Retail 0.1%
Mr. Price Group Ltd.	57,108	782,958

		2,078,107

SOUTH KOREA 2.8%
Auto Components 1.1%
Hyundai Mobis	31,238	7,571,971
Nexen Tire Corp.	76,180	1,356,015

		8,927,986

Food Products 0.1%
Orion Corp.	703	582,361

Hotels, Restaurants & Leisure 0.1%
Hotel Shilla Co., Ltd.	17,805	871,439

Internet Software & Services 1.0%
NHN Corp.	36,160	7,931,121

Pharmaceuticals 0.2%
Celltrion, Inc.	66,767	1,784,979

Software 0.3%
NCSoft Corp.	9,976	2,393,243

		22,491,129

Common Stocks (continued)

	Shares	Market Value

SPAIN 1.1%
Biotechnology 0.3%
Grifols SA*	86,437	$2,189,816

Information Technology Services 0.8%
Amadeus IT Holding SA, Class A	317,893	6,734,954

		8,924,770

SWEDEN 3.2%
Auto Components 0.0%†
Autoliv, Inc.	7,755	423,888

Commercial Banks 0.9%
Swedbank AB, Class A	437,168	6,887,130

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	513,140	4,695,089

Diversified Financial Services 0.4%
Investment AB Kinnevik, Class B	178,734	3,587,602

Electronic Equipment, Instruments & Components 0.3%
Hexagon AB, Class B	119,289	2,047,585

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	20,960	957,783

Machinery 0.4%
Volvo AB, Class B	277,126	3,168,523

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	57,195	1,070,710

Tobacco 0.4%
Swedish Match AB	69,913	2,817,883

		25,656,193

SWITZERLAND 7.3%
Capital Markets 0.9%
GAM Holding AG*	154,842	1,728,687
Julius Baer Group Ltd.*	156,948	5,690,415

		7,419,102

Chemicals 1.6%
Clariant AG REG*	229,315	2,266,179
Sika AG	311	600,547
Syngenta AG REG	27,897	9,549,846

		12,416,572

Electrical Equipment 0.7%
ABB Ltd. REG*	310,891	5,076,290

Food Products 1.4%
Aryzta AG*	33,918	1,688,257
Nestle SA REG	160,011	9,549,116

		11,237,373

Media 0.6%
Informa PLC	836,014	4,988,460

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals 1.8%
Novartis AG REG	118,367	$6,618,055
Roche Holding AG	46,018	7,948,827

		14,566,882

Professional Services 0.1%
DKSH Holding AG*	11,651	638,310

Trading Companies & Distributors 0.2%
Wolseley PLC	36,230	1,350,389

		57,693,378

TAIWAN 1.8%
Computers & Peripherals 0.5%
Catcher Technology Co., Ltd.	345,705	2,333,360
Simplo Technology Co., Ltd.	186,000	1,284,588

		3,617,948

Machinery 0.2%
Hiwin Technologies Corp.	143,000	1,468,524

Semiconductors & Semiconductor Equipment 1.1%
Radiant Opto-Electronics Corp.*	321,000	1,631,400
Taiwan Semiconductor Manufacturing Co., Ltd.*	2,691,629	7,368,249

		8,999,649

		14,086,121

TURKEY 0.7%
Commercial Banks 0.7%
Akbank TAS	1,512,377	5,544,727

UNITED KINGDOM 17.1%
Capital Markets 0.2%
Ashmore Group PLC	210,964	1,154,052

Chemicals 0.6%
Croda International PLC	75,922	2,697,524
Johnson Matthey PLC	56,953	1,975,120

		4,672,644

Commercial Services & Supplies 0.7%
Aggreko PLC	83,048	2,700,777
Babcock International Group PLC	228,591	3,061,583

		5,762,360

Energy Equipment & Services 0.5%
Subsea 7 SA	190,424	3,768,510

Food & Staples Retailing 0.3%
Tesco PLC	491,411	2,388,170

Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	558,229	5,583,662

Hotels, Restaurants & Leisure 2.2%
Compass Group PLC	1,396,836	14,662,624
InterContinental Hotels Group PLC	114,077	2,746,347

		17,408,971

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Independent Power Producers & Energy Traders 0.4%
International Power PLC (e)	529,914	$3,464,936

Internet Software & Services 0.1%
Telecity Group PLC*	50,966	642,329

Media 2.7%
British Sky Broadcasting Group PLC	489,130	5,332,444
Pearson PLC	263,752	5,233,302
Reed Elsevier PLC	1,349,997	10,820,426

		21,386,172

Multiline Retail 1.1%
Next PLC	174,995	8,786,875

Multi-Utilities 0.7%
Centrica PLC	1,162,593	5,812,917

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	470,854	9,639,072
Ophir Energy PLC*	98,398	893,208

		10,532,280

Pharmaceuticals 0.7%
BTG PLC*	91,630	585,952
GlaxoSmithKline PLC	210,020	4,770,402

		5,356,354

Professional Services 0.2%
Intertek Group PLC	34,569	1,448,297

Semiconductors & Semiconductor Equipment 0.2%
Imagination Technologies Group PLC*	202,133	1,481,044

Specialty Retail 1.2%
Kingfisher PLC	2,108,388	9,510,976

Textiles, Apparel & Luxury Goods 0.0%†
Burberry Group PLC	11,712	243,853

Tobacco 2.9%
British American Tobacco PLC	199,668	10,151,116
Imperial Tobacco Group PLC	324,532	12,503,644

		22,654,760

Trading Companies & Distributors 0.4%
Ashtead Group PLC	596,361	2,433,900
Bunzl PLC	48,542	793,407

		3,227,307

		135,286,469

UNITED STATES 0.3%
Health Care Technology 0.3%
SXC Health Solutions Corp.*	27,280	2,709,243

Total Common Stocks (cost $667,597,872)		718,357,649

12	Semiannual Report 2012

Preferred Stock 1.1%

	Shares	Market Value

GERMANY 1.1%
Automobiles 1.1%
Volkswagen AG	54,672	$8,661,575

Total Preferred Stock (cost $9,619,961)		8,661,575

Mutual Fund 8.2%
Money Market Fund 8.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	65,133,142	65,133,142

Total Mutual Fund (cost $65,133,142)		65,133,142

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $4,302,440, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $4,388,427. (c)	$4,302,379	4,302,379

Total Repurchase Agreement (cost $4,302,379)		4,302,379

Total Investments (cost $746,653,354) (d) — 100.4%		796,454,745

Liabilities in excess of other assets — (0.4)%		(3,223,735)

NET ASSETS — 100.0%		$793,231,010

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $4,279,632.
(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $4,302,379.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(e)	Fair Valued Security

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value * (cost $742,350,975)	$792,152,366
Repurchase agreement, at value and cost	4,302,379

Total Investments	796,454,745

Cash	7,824
Foreign currencies, at value (cost $485,154)	485,133
Dividends receivable	1,683,059
Security lending income receivable	4,764
Receivable for investments sold	3,380,381
Receivable for capital shares issued	269,979
Reclaims receivable	831,355
Prepaid expenses	9,798

Total Assets	803,127,038

Liabilities:
Payable for investments purchased	3,649,218
Payable for capital shares redeemed	1,272,052
Payable upon return of securities loaned (Note 2)	4,302,379
Accrued expenses and other payables:
Investment advisory fees	531,343
Fund administration fees	22,057
Distribution fees	31,696
Administrative servicing fees	31,945
Accounting and transfer agent fees	2,614
Trustee fees	284
Custodian fees	4,440
Compliance program costs (Note 3)	687
Professional fees	14,031
Printing fees	29,499
Recoupment fees	3,783

Total Liabilities	9,896,028

Net Assets	$793,231,010

Represented by:
Capital	$745,179,511
Accumulated undistributed net investment income	8,661,944
Accumulated net realized losses from investment and foreign currency	(10,380,519)
Net unrealized appreciation/(depreciation) from investments	49,801,391
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(31,317)

Net Assets	$793,231,010

Net Assets:
Class I Shares	$47,198
Class II Shares	9,376
Class III Shares	105,072,525
Class VI Shares	159,164,726
Class Y Shares	528,937,185

Total	$793,231,010

*	Includes value of securities on loan of $4,279,632 (Note 2).

14	Semiannual Report 2012

NVIT Multi- Manager International Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,163
Class II Shares	1,029
Class III Shares	11,523,746
Class VI Shares	17,514,636
Class Y Shares	57,875,257

Total	86,919,831

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.14
Class II Shares	$9.11
Class III Shares	$9.12
Class VI Shares	$9.09
Class Y Shares	$9.14

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$13,652,464
Income from securities lending (Note 2)	4,764
Other income	202
Foreign tax withholding	(941,184)

Total Income	12,716,246

EXPENSES:
Investment advisory fees	3,402,149
Fund administration fees	142,663
Distribution fees Class II Shares	12
Distribution fees Class VI Shares	209,893
Administrative servicing fees Class III Shares	82,362
Administrative servicing fees Class VI Shares	125,937
Professional fees	32,713
Printing fees	18,135
Trustee fees	17,074
Custodian fees	14,468
Accounting and transfer agent fees	8,895
Compliance program costs (Note 3)	1,585
Recoupment fees (Note 3)	3,783
Other	12,820

Total expenses before earnings credit	4,072,489

Earnings credit (Note 5)	(50)

Net Expenses	4,072,439

NET INVESTMENT INCOME	8,643,807

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,056,990
Net realized losses from foreign currency transactions (Note 2)	(165,990)

Net realized gains from investment and foreign currency transactions	1,891,000

Net change in unrealized appreciation/(depreciation) from investments	23,125,746
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,024)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	23,114,722

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	25,005,722

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$33,649,529

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$8,643,807	$11,091,303
Net realized gains from investment and foreign currency transactions	1,891,000	20,989,262
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	23,114,722	(104,081,897)

Change in net assets resulting from operations	33,649,529	(72,001,332)

Distributions to Shareholders From:
Net investment income:
Class I	–	(312)
Class II	–	(109)
Class III	–	(1,636,221)
Class VI	–	(1,988,300)
Class Y	–	(7,113,812)

Change in net assets from shareholder distributions	–	(10,738,754)

Change in net assets from capital transactions	(3,069,107)	113,330,885

Change in net assets	30,580,422	30,590,799

Net Assets:
Beginning of period	762,650,588	732,059,789

End of period	$793,231,010	$762,650,588

Accumulated undistributed net investment income at end of period	$8,661,944	$18,137

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$26,895	$1,321
Dividends reinvested	–	312
Cost of shares redeemed	(966)	(1,883)

Total Class I	25,929	(250)

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	–	109
Cost of shares redeemed	–	–

Total Class II	–	109

Class III Shares
Proceeds from shares issued	516,879	1,887,518
Dividends reinvested	–	1,636,221
Cost of shares redeemed	(9,166,718)	(22,493,522)

Total Class III	(8,649,839)	(18,969,783)

Class VI Shares
Proceeds from shares issued	795,927	14,364,543
Dividends reinvested	–	1,988,300
Cost of shares redeemed	(17,454,496)	(29,323,308)

Total Class VI	(16,658,569)	(12,970,465)

2012 Semiannual Report	17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
CAPITAL TRANSACTIONS (continued)
Class Y Shares
Proceeds from shares issued	$36,909,165	$173,063,836
Dividends reinvested	–	7,113,812
Cost of shares redeemed	(14,695,793)	(34,906,374)

Total Class Y	22,213,372	145,271,274

Change in net assets from capital transactions	$(3,069,107)	$113,330,885

SHARE TRANSACTIONS:
Class I Shares
Issued	2,876	147
Reinvested	–	35
Redeemed	(105)	(203)

Total Class I Shares	2,771	(21)

Class II Shares
Issued	–	–
Reinvested	–	11
Redeemed	–	–

Total Class II Shares	–	11

Class III Shares
Issued	57,939	198,787
Reinvested	–	180,290
Redeemed	(991,695)	(2,328,020)

Total Class III Shares	(933,756)	(1,948,943)

Class VI Shares
Issued	88,341	1,716,914
Reinvested	–	221,211
Redeemed	(1,889,240)	(3,034,317)

Total Class VI Shares	(1,800,899)	(1,096,192)

Class Y Shares
Issued	4,008,184	18,243,301
Reinvested	–	784,927
Redeemed	(1,553,304)	(3,765,584)

Total Class Y Shares	2,454,880	15,262,644

Total change in shares	(277,004)	12,217,499

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.76	0.12	0.26	0.38	–	–	–	–	$9.14	4.34%	$47,198	0.91%	2.61%	0.91%	29.84%
Year Ended December 31, 2011(e)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32)%	$20,958	1.04%	1.47%	1.04%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%	$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009(e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%	$19,732	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	–	$6.44	(35.51)%	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.74	0.09	0.28	0.37	–	–	–	–	$9.11	4.23%	$9,376	1.16%	2.01%	1.16%	29.84%
Year Ended December 31, 2011(e)	$9.76	0.12	(1.03)	(0.91)	(0.11)	–	(0.11)	–	$8.74	(9.57)%	$8,994	1.28%	1.23%	1.28%	60.60%
Year Ended December 31, 2010(e)	$8.63	0.06	1.12	1.18	(0.05)	–	(0.05)	–	$9.76	13.83%	$9,923	1.32%	0.73%	1.32%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	–	$8.63	36.34%	$8,736	1.20%	1.14%	1.20%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	–	$6.43	(35.70)%	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.74	0.10	0.28	0.38	–	–	–	–	$9.12	4.35%	$105,072,525	1.06%	2.09%	1.06%	29.84%
Year Ended December 31, 2011(e)	$9.76	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.74	(9.37)%	$108,897,973	1.06%	1.49%	1.06%	60.60%
Year Ended December 31, 2010(e)	$8.64	0.09	1.10	1.19	(0.07)	–	(0.07)	–	$9.76	14.04%	$140,613,327	1.09%	1.00%	1.09%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	–	$8.64	36.46%	$152,134,438	1.08%	0.48%	1.08%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.63)%	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.72	0.08	0.29	0.37	–	–	–	–	$9.09	4.24%	$159,164,726	1.31%	1.83%	1.31%	29.84%
Year Ended December 31, 2011(e)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62)%	$168,494,297	1.31%	1.21%	1.31%	60.60%
Year Ended December 31, 2010(e)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%	$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009(e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%	$271,040,423	1.35%	1.02%	1.35%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	–	$6.42	(35.80)%	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.76	0.10	0.28	0.38	–	–	–	–	$9.14	4.34%	$528,937,185	0.91%	2.28%	0.91%	29.84%
Year Ended December 31, 2011(e)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20)%	$485,228,366	0.91%	1.55%	0.91%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%	$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%	$162,330,746	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.60)%	$46,429,254	0.96%	1.85%	1.10%	66.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

20	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,768,645	$—	$2,768,645
Auto Components	423,888	24,218,673	—	24,642,561
Automobiles	—	10,357,531	—	10,357,531
Beverages	6,940,258	14,437,492	—	21,377,750
Biotechnology	306,465	12,108,248	—	12,414,713
Capital Markets	—	8,573,154	—	8,573,154
Chemicals	13,600,283	18,723,224	—	32,323,507
Commercial Banks	10,431,379	28,733,979	—	39,165,358
Commercial Services & Supplies	—	17,390,509	—	17,390,509
Communications Equipment	—	7,250,206	—	7,250,206
Computers & Peripherals	—	8,557,745	—	8,557,745
Construction & Engineering	—	880,581	—	880,581
Construction Materials	—	2,445,122	—	2,445,122
Diversified Financial Services	—	3,587,602	—	3,587,602
Diversified Telecommunication Services	—	3,260,425	—	3,260,425
Electrical Equipment	—	15,820,596	—	15,820,596
Electronic Equipment, Instruments & Components	—	11,033,872	—	11,033,872
Energy Equipment & Services	491,342	19,550,660	—	20,042,002
Food & Staples Retailing	1,825,825	6,824,325	—	8,650,150
Food Products	—	26,092,894	—	26,092,894
Health Care Equipment & Supplies	—	6,541,445	—	6,541,445
Health Care Providers & Services	—	7,169,825	—	7,169,825
Health Care Technology	2,709,243	—	—	2,709,243
Hotels, Restaurants & Leisure	3,707,718	25,056,500	—	28,764,218
Independent Power Producers & Energy Traders	—	3,464,936	—	3,464,936
Industrial Conglomerates	—	15,737,930	—	15,737,930
Information Technology Services	6,049,241	11,558,417	—	17,607,658
Insurance	7,670,569	1,295,149	—	8,965,718
Internet Software & Services	448,767	8,573,450	—	9,022,217
Leisure Equipment & Products	—	2,494,244	—	2,494,244
Machinery	—	16,540,109	—	16,540,109
Marine	—	1,308,342	—	1,308,342
Media	8,994,645	47,825,676	—	56,820,321
Metals & Mining	2,916,313	8,278,471	—	11,194,784
Multiline Retail	—	8,786,875	—	8,786,875
Multi-Utilities	—	5,812,917	—	5,812,917
Office Electronics	—	9,502,696	—	9,502,696
Oil, Gas & Consumable Fuels	20,177,609	33,142,269	—	53,319,878
Paper & Forest Products	—	966,873	—	966,873
Personal Products	—	4,136,021	—	4,136,021
Pharmaceuticals	11,349,321	33,244,912	—	44,594,233
Professional Services	—	4,105,285	—	4,105,285
Real Estate Investment Trusts (REITs)	—	1,248,104	—	1,248,104
Real Estate Management & Development	1,584,217	2,491,198	—	4,075,415
Road & Rail	5,529,479	—	—	5,529,479
Semiconductors & Semiconductor Equipment	2,785,854	11,052,143	—	13,837,997
Software	1,375,337	14,208,202	—	15,583,539
Specialty Retail	—	18,362,803	—	18,362,803

22	Semiannual Report 2012

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$—	$11,382,994	$—	$11,382,994
Thrifts & Mortgage Finance	—	436,924	—	436,924
Tobacco	—	25,472,643	—	25,472,643
Trading Companies & Distributors	—	4,577,696	—	4,577,696
Transportation Infrastructure	—	1,850,938	—	1,850,938
Wireless Telecommunication Services	11,751,925	8,046,501	—	19,798,426
Total Common Stocks	$121,069,678	$597,287,971	$—	$718,357,649
Mutual Fund	65,133,142	—	—	65,133,142
Preferred Stock	—	8,661,575	—	8,661,575
Repurchase Agreement	—	4,302,379	—	4,302,379
Total	$186,202,820	$610,251,925	$—	$796,454,745

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)  Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)  Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements

(d)  Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)  Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$ 4,279,632	$4,302,379

(f)  Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)  Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an

24	Semiannual Report 2012

increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)  Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until at least April 30, 2013.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$14,814	$—	$—	$—	$14,814

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $3,783.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,585.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class IV shares of the Fund.

26	Semiannual Report 2012

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2012, NFS received $208,299 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,057.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,921.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $221,333,291 and sales of $224,441,400 (excluding short-term securities).

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $719 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/ (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$751,473,455	$83,803,957	$(38,822,667)	$44,981,290

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	29

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

30	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	31

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

32	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	33

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36	Semiannual Report 2012

NVIT Multi-Manager International Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

20	Statement of Assets and Liabilities

22	Statement of Operations

23	Statements of Changes in Net Assets

25	Financial Highlights

27	Notes to Financial Statements

38	Supplemental Information

41	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager International Value Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,022.70	4.68	0.93
	Hypothetical	[b]	1,000.00	1,020.24	4.67	0.93
Class II Shares	Actual		1,000.00	1,021.60	5.93	1.18
	Hypothetical	[b]	1,000.00	1,019.00	5.92	1.18
Class III Shares	Actual		1,000.00	1,021.60	4.67	0.93
	Hypothetical	[b]	1,000.00	1,020.24	4.67	0.93
Class IV Shares	Actual		1,000.00	1,021.50	4.67	0.93
	Hypothetical	[b]	1,000.00	1,020.24	4.67	0.93
Class VI Shares	Actual		1,000.00	1,021.70	5.93	1.18
	Hypothetical	[b]	1,000.00	1,019.00	5.92	1.18
Class Y Shares	Actual		1,000.00	1,022.70	3.92	0.78
	Hypothetical	[b]	1,000.00	1,020.98	3.92	0.78

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager International Value Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.9%
Repurchase Agreement	7.6%
Preferred Stock	0.6%
Mutual Fund	0.6%
Right	0.1%
Liabilities in excess of other assets	(6.8%)

100.0%

Top Industries ††
Commercial Banks	15.8%
Oil, Gas & Consumable Fuels	10.2%
Metals & Mining	5.0%
Insurance	4.5%
Pharmaceuticals	4.4%
Wireless Telecommunication Services	4.0%
Automobiles	4.1%
Diversified Telecommunication Services	3.5%
Trading Companies & Distributors	3.1%
Capital Markets	3.1%
Other Industries*	42.3%

100.0%

Top Holdings ††
Vodafone Group PLC	4.0%
HSBC Holdings PLC	3.8%
BP PLC	2.1%
Royal Dutch Shell PLC, Class A	1.8%
Eni SpA	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
E.ON AG	1.4%
BNP Paribas SA	1.4%
Sanofi	1.3%
Barclays PLC	1.3%
Other Holdings*	80.1%

100.0%

Top Countries ††
Japan	20.3%
United Kingdom	19.0%
France	8.7%
Germany	8.2%
Canada	5.4%
Switzerland	4.4%
Netherlands	4.0%
Australia	3.4%
Sweden	3.2%
Italy	2.7%
Other Countries*	20.7%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.9%

	Shares	Market Value

AUSTRALIA 3.6%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.	95,467	$392,527

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	182,367

Beverages 0.1%
Treasury Wine Estates Ltd. (a)	90,625	406,084

Capital Markets 0.2%
Macquarie Group Ltd. (a)	51,450	1,389,350

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	711,661

Commercial Banks 1.3%
Australia & New Zealand Banking Group Ltd.	399,371	9,097,713
Bank of Queensland Ltd. (a)	39,050	267,157
Bendigo and Adelaide Bank Ltd. (a)	59,941	458,068

		9,822,938

Construction Materials 0.0%†
Boral Ltd. (a)	106,300	323,972

Food & Staples Retailing 0.7%
Wesfarmers Ltd. (a)	169,684	5,223,151

Food Products 0.0%†
GrainCorp Ltd.	2,125	20,804

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd. (b)*	115,595	509,112
Tatts Group Ltd.	207,238	558,447

		1,067,559

Insurance 0.2%
Suncorp Group Ltd.	189,904	1,586,851

Media 0.0%†
Fairfax Media Ltd.	312,831	179,449

Metals & Mining 0.2%
Alumina Ltd.	173,639	142,419
Newcrest Mining Ltd.	48,788	1,135,350
OZ Minerals Ltd. (a)	46,597	380,171

		1,657,940

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	74,368	149,535

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	19,926	278,304
Origin Energy Ltd. (a)	183,209	2,307,330
Santos Ltd.	100,391	1,105,657

		3,691,291

Road & Rail 0.1%
Asciano Ltd.	144,259	647,955

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd. (a)	15,028	120,170

		27,573,604

Common Stocks (continued)

	Shares	Market Value

AUSTRIA 0.0%†
Commercial Banks 0.0%†
Erste Group Bank AG*	14,021	$266,279
Raiffeisen Bank International AG (a)	1,456	47,669

		313,948

BELGIUM 1.0%
Chemicals 0.7%
Solvay SA	52,045	5,138,478

Commercial Banks 0.0%†
KBC Groep NV	13,582	287,224

Diversified Telecommunication Services 0.1%
Belgacom SA	15,593	443,421

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	714,102

Insurance 0.0%†
Ageas	78,822	156,530

Pharmaceuticals 0.1%
UCB SA	22,635	1,143,416

		7,883,171

CANADA 5.8%
Auto Components 0.1%
Magna International, Inc.	20,100	793,852

Chemicals 0.1%
Methanex Corp.	12,300	342,626

Commercial Services & Supplies 0.0%†
Progressive Waste Solutions Ltd. (a)	14,100	267,154

Communications Equipment 0.0%†
Research In Motion Ltd.* (a)	29,037	215,047

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	236,519
Precision Drilling Corp.*	30,300	206,246

		442,765

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	200,283
George Weston Ltd.	4,100	232,928
Loblaw Cos., Ltd. (a)	10,500	334,152

		767,363

Food Products 0.0%†
Viterra, Inc.	14,858	235,691

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	16,600	281,259

Insurance 0.6%
Fairfax Financial Holdings Ltd.	40	15,839
Industrial Alliance Insurance & Financial Services, Inc.	6,100	146,613
Manulife Financial Corp.	220,100	2,397,514

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Insurance (continued)
Sun Life Financial, Inc.	75,470	$1,641,942

		4,201,908

Media 0.1%
Aimia, Inc.	22,600	300,786
Quebecor, Inc., Class B	5,700	205,303

		506,089

Metals & Mining 2.0%
Agnico-Eagle Mines Ltd.	9,200	372,232
AuRico Gold, Inc.*	16,624	133,158
Barrick Gold Corp.	43,309	1,627,119
First Quantum Minerals Ltd.	132,954	2,350,626
Goldcorp, Inc.	92,893	3,490,919
IAMGOLD Corp.	21,922	259,248
Inmet Mining Corp.	7,400	303,312
Kinross Gold Corp.	177,200	1,446,353
Lundin Mining Corp.*	42,500	176,161
Pan American Silver Corp.	13,200	223,393
Teck Resources Ltd., Class B	93,000	2,880,159
Yamana Gold, Inc. (a)	120,100	1,853,228

		15,115,908

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	737,444

Oil, Gas & Consumable Fuels 2.6%
Cameco Corp. (a)	54,900	1,206,279
Canadian Natural Resources Ltd.	113,015	3,034,453
Encana Corp. (a)	90,900	1,892,820
Enerplus Corp. (a)	25,872	332,389
Husky Energy, Inc.	53,900	1,347,368
Nexen, Inc.	72,366	1,225,410
Pengrowth Energy Corp.	51,279	325,373
Penn West Petroleum Ltd. (a)	67,536	906,141
PetroBakken Energy Ltd., Class A (a)	11,100	133,994
Progress Energy Resources Corp. (a)	24,500	482,973
Suncor Energy, Inc.	251,700	7,278,310
Talisman Energy, Inc.	132,400	1,517,639
Uranium One, Inc.*	63,200	160,778

		19,843,927

Paper & Forest Products 0.0%†
West Fraser Timber Co. Ltd.	1,000	50,447

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	94,183

		43,895,663

CHINA 1.2%
Commercial Banks 0.6%
China Construction Bank Corp., H Shares	6,259,000	4,324,184

Oil, Gas & Consumable Fuels 0.6%
CNOOC Ltd.	2,409,000	4,856,831

		9,181,015

Common Stocks (continued)

	Shares	Market Value

DENMARK 0.7%
Beverages 0.2%
Carlsberg A/S, Class B	20,909	$1,650,406

Building Products 0.0%†
Rockwool International A/S, Class B	239	21,996

Commercial Banks 0.1%
Danske Bank A/S*	52,540	730,539

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	2,321	126,988

Diversified Telecommunication Services 0.1%
TDC A/S	54,471	378,555

Marine 0.3%
AP Moeller — Maersk A/S, Class A	100	622,443
AP Moeller — Maersk A/S, Class B	252	1,652,496

		2,274,939

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	227,310

		5,410,733

FINLAND 0.9%
Food & Staples Retailing 0.0%†
Kesko OYJ, Class B (a)	3,616	94,529

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	6,682	75,192

Paper & Forest Products 0.9%
Stora Enso OYJ, Class R	87,534	538,912
UPM-Kymmene OYJ	520,280	5,885,704

		6,424,616

		6,594,337

FRANCE 9.2%
Aerospace & Defense 0.1%
Thales SA	15,196	502,060

Air Freight & Logistics 0.0%†
Bollore SA (a)	1,136	248,702

Auto Components 0.2%
Cie Generale des Etablissements Michelin, Class B	28,824	1,885,849

Automobiles 0.1%
Renault SA (a)	28,539	1,139,635

Building Products 0.8%
Cie de Saint-Gobain (a)	171,314	6,329,918

Chemicals 0.1%
Arkema SA	8,085	530,120

Commercial Banks 1.7%
BNP Paribas SA (a)	291,809	11,288,440
Credit Agricole SA*	68,185	300,863
Natixis	105,967	285,439

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Commercial Banks (continued)
Societe Generale SA*	47,358	$1,110,526

		12,985,268

Construction & Engineering 0.1%
Bouygues SA (a)	29,166	782,630

Construction Materials 0.2%
Ciments Francais SA	1,063	64,453
Imerys SA	4,838	246,644
Lafarge SA (a)	30,668	1,369,579

		1,680,676

Diversified Telecommunication Services 1.1%
France Telecom SA (a)	321,387	4,225,725
Vivendi SA	225,168	4,183,822

		8,409,547

Electric Utilities 0.1%
Electricite de France SA	41,739	928,675

Electrical Equipment 0.8%
Schneider Electric SA	106,886	5,941,122

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	20,800	537,986

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	753,643

Hotels, Restaurants & Leisure 0.8%
Sodexo	75,256	5,859,661

Information Technology Services 0.1%
Cap Gemini SA	21,009	773,251

Media 0.1%
Lagardere SCA	17,071	476,515

Multi-Utilities 1.3%
GDF Suez	324,372	7,735,573
Suez Environnement Co.	182,073	1,957,735

		9,693,308

Pharmaceuticals 1.4%
Sanofi	140,315	10,621,966

Trading Companies & Distributors 0.0%†
Rexel SA (a)	12,221	208,746

		70,289,278

GERMANY 8.2%
Airlines 0.1%
Deutsche Lufthansa AG REG	24,115	278,789

Automobiles 1.4%
Bayerische Motoren Werke AG	43,166	3,123,833
Daimler AG REG	150,187	6,749,318
Volkswagen AG	4,865	735,167

		10,608,318

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Capital Markets 1.3%
Deutsche Bank AG REG	264,180	$9,535,117

Chemicals 0.6%
BASF SE	67,305	4,680,016

Commercial Banks 0.1%
Commerzbank AG* (a)	372,062	631,925

Construction Materials 0.1%
HeidelbergCement AG	19,997	960,044

Diversified Financial Services 0.0%†
Deutsche Boerse AG	4,163	224,598

Diversified Telecommunication Services 0.7%
Deutsche Telekom AG REG	459,863	5,039,842

Electric Utilities 1.5%
E.ON AG	525,396	11,353,354

Health Care Providers & Services 0.0%†
Celesio AG	11,017	180,330

Insurance 1.0%
Allianz SE REG	78,060	7,851,659

Metals & Mining 0.1%
Salzgitter AG	5,214	214,635
ThyssenKrupp AG	40,244	655,561

		870,196

Multi-Utilities 0.1%
RWE AG	13,469	550,809

Pharmaceuticals 1.2%
Bayer AG REG	127,051	9,155,210

		61,920,207

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	28,457	504,173

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	266,942	821,156

HONG KONG 1.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	199,412

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	231,000	84,391

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	89,000	118,980

Industrial Conglomerates 1.3%
Hopewell Holdings Ltd.	62,500	178,924
Hutchison Whampoa Ltd.	1,053,000	9,133,622
Shun Tak Holdings Ltd.	124,000	43,150

		9,355,696

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

HONG KONG (Continued)
Marine 0.0%†
Orient Overseas International Ltd.	23,000	$112,804

Real Estate Management & Development 0.6%
Henderson Land Development Co., Ltd.	162,000	900,628
New World Development Co., Ltd.	609,835	718,602
Sino Land Co., Ltd. (a)	1,330,000	2,019,562
Wharf Holdings Ltd.	65,000	361,462
Wheelock & Co., Ltd.	151,000	573,773

		4,574,027

		14,445,310

IRELAND 0.8%
Commercial Banks 0.0%†
Governor & Co. of the Bank of Ireland (The)*	1,639,371	205,263

Media 0.4%
WPP PLC	229,038	2,780,464

Professional Services 0.4%
Experian PLC	194,845	2,748,904

		5,734,631

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	1,030	35,466

Commercial Banks 0.1%
Bank Hapoalim BM	72,142	222,492
Bank Leumi Le-Israel BM*	187,404	457,841
Israel Discount Bank Ltd., Class A*	132,044	137,295

		817,628

Oil, Gas & Consumable Fuels 0.0%†
Paz Oil Co., Ltd.	30	3,402

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	85,801	3,383,991

Software 0.0%†
NICE Systems Ltd., ADR*	2,372	86,815

		4,327,302

ITALY 2.8%
Automobiles 0.1%
Fiat SpA* (a)	79,696	401,811

Commercial Banks 0.3%
Banca Monte dei Paschi di Siena SpA* (a)	236,983	59,082
Banco Popolare Societa Cooperativa*	37,162	49,896
UniCredit SpA* (a)	561,016	2,127,153

Common Stocks (continued)

	Shares	Market Value

ITALY (Continued)
Commercial Banks (continued)
Unione di Banche Italiane SCPA (a)	112,295	$366,892

		2,603,023

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,585,645	1,566,844

Food Products 0.0%†
Parmalat SpA	43,515	82,521

Gas Utilities 0.7%
Snam SpA	1,174,693	5,262,768

Media 0.0%†
Mediaset SpA (a)	95,473	167,209

Oil, Gas & Consumable Fuels 1.5%
Eni SpA	540,059	11,473,637

		21,557,813

JAPAN 21.7%
Air Freight & Logistics 0.4%
Yamato Holdings Co., Ltd.	189,800	3,056,105

Auto Components 0.4%
Bridgestone Corp. (a)	117,700	2,702,874
Nissan Shatai Co., Ltd.	9,000	95,787
Toyoda Gosei Co., Ltd.	8,100	186,729

		2,985,390

Automobiles 2.0%
Fuji Heavy Industries Ltd.	78,000	631,962
Honda Motor Co., Ltd.	263,400	9,191,487
Mazda Motor Corp.*	201,000	273,712
Nissan Motor Co., Ltd.	572,700	5,438,205

		15,535,366

Beverages 0.4%
Asahi Group Holdings Ltd. (a)	127,300	2,734,958
Coca-Cola West Co., Ltd.	7,600	132,516
Kirin Holdings Co., Ltd. (a)	4,000	47,144

		2,914,618

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	99,000	667,874
JS Group Corp.	35,400	747,089
Nippon Sheet Glass Co., Ltd. (a)	113,000	124,499

		1,539,462

Capital Markets 0.3%
Nomura Holdings, Inc.	557,700	2,084,984
SBI Holdings, Inc.	2,796	207,765

		2,292,749

Chemicals 0.5%
Asahi Kasei Corp.	111,000	601,688
Daicel Corp.	36,000	221,457
Denki Kagaku Kogyo KK	60,000	209,743

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (Continued)
Chemicals (continued)
Kaneka Corp.	35,000	$193,567
Mitsubishi Chemical Holdings Corp.	208,500	919,129
Mitsubishi Gas Chemical Co., Inc.	51,000	289,935
Mitsui Chemicals, Inc.	108,000	270,452
Nippon Shokubai Co., Ltd.	17,000	205,734
Sumitomo Chemical Co., Ltd.	107,000	328,902
Teijin Ltd.	124,000	377,476
Tosoh Corp.	63,000	171,813

		3,789,896

Commercial Banks 3.2%
77 Bank Ltd. (The)	44,000	181,115
Bank of Kyoto Ltd. (The)	14,000	106,075
Fukuoka Financial Group, Inc.	103,000	402,208
Gunma Bank Ltd. (The)	51,000	241,299
Hachijuni Bank Ltd. (The)	55,000	285,898
Hokuhoku Financial Group, Inc.	47,000	76,179
Iyo Bank Ltd. (The)	21,000	167,704
Mitsubishi UFJ Financial Group, Inc.	1,956,200	9,371,917
Nishi-Nippon City Bank Ltd. (The)	84,000	203,943
Shiga Bank Ltd. (The)	12,000	65,698
Shinsei Bank Ltd.	182,000	221,421
Sumitomo Mitsui Financial Group, Inc.	346,337	11,441,218
Sumitomo Mitsui Trust Holdings, Inc.	308,000	920,495
Yamaguchi Financial Group, Inc.	27,000	238,117

		23,923,287

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	587,547
Toppan Printing Co., Ltd.	75,000	500,984

		1,088,531

Computers & Peripherals 0.8%
Fujitsu Ltd.	1,061,000	5,077,643
NEC Corp.* (a)	345,000	536,817
Seiko Epson Corp. (a)	17,300	175,562

		5,790,022

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	150,550
Kinden Corp.	17,000	111,339
Obayashi Corp.	86,000	377,656
Shimizu Corp.	78,000	270,609
Taisei Corp.	136,000	364,521

		1,274,675

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,200	103,774

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,100	243,938

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	96,722

Common Stocks (continued)

	Shares	Market Value

JAPAN (Continued)
Diversified Financial Services 0.4%
ORIX Corp. (a)	33,540	$3,125,788

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	101,400	4,728,334

Electrical Equipment 0.7%
Mitsubishi Electric Corp.	490,000	4,099,568
Sumitomo Electric Industries Ltd.	115,800	1,442,970
Ushio, Inc.	5,400	66,930

		5,609,468

Electronic Equipment, Instruments & Components 1.7%
Citizen Holdings Co., Ltd.	15,700	92,078
FUJIFILM Holdings Corp.	71,100	1,347,074
Hitachi Ltd.	1,307,000	8,058,753
Ibiden Co., Ltd.	9,100	164,840
Kyocera Corp.	23,500	2,033,689
Nippon Electric Glass Co., Ltd.	53,000	316,545
TDK Corp. (a)	16,300	663,548

		12,676,527

Food & Staples Retailing 0.2%
Aeon Co., Ltd. (a)	75,500	940,961
UNY Co., Ltd.	22,400	245,355

		1,186,316

Food Products 0.2%
House Foods Corp.	8,000	135,954
MEIJI Holdings Co., Ltd.	9,200	422,468
Nippon Meat Packers, Inc.	23,000	304,442
Nisshin Seifun Group, Inc.	25,000	292,681

		1,155,545

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,900	260,300
Medipal Holdings Corp.	18,300	259,221
Suzuken Co., Ltd.	8,800	297,056

		816,577

Household Durables 0.9%
Casio Computer Co., Ltd. (a)	29,600	194,088
Panasonic Corp.	343,000	2,803,960
Sekisui House Ltd.	77,000	727,037
Sharp Corp. (a)	154,000	784,622
Sony Corp.	155,800	2,227,824
Sumitomo Forestry Co., Ltd.	16,600	148,960

		6,886,491

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	137,507

Insurance 0.0%†
MS&AD Insurance Group Holdings	13,900	243,185

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

JAPAN (Continued)
Leisure Equipment & Products 0.1%
Sankyo Co., Ltd.	3,600	$175,677
Yamaha Corp.	19,800	203,754

		379,431

Machinery 0.2%
Amada Co., Ltd.	45,000	266,257
Ebara Corp.	13,000	50,341
JTEKT Corp.	29,500	305,432
Mitsubishi Heavy Industries Ltd.	177,000	719,534
NTN Corp.	60,000	188,875

		1,530,439

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*	19,000	37,741
Mitsui OSK Lines Ltd.	152,000	547,939
Nippon Yusen KK	203,000	536,903

		1,122,583

Media 0.1%
Fuji Media Holdings, Inc.	62	106,581
Hakuhodo DY Holdings, Inc.	2,910	193,111
Nippon Television Network Corp.	680	103,358
SKY Perfect JSAT Holdings, Inc.	215	96,847
Tokyo Broadcasting System Holdings, Inc.	4,800	59,063

		558,960

Metals & Mining 0.7%
JFE Holdings, Inc.	70,800	1,184,987
Kobe Steel Ltd.	331,000	398,176
Mitsubishi Materials Corp.	149,000	432,083
Nippon Steel Corp.	784,000	1,778,243
Nisshin Steel Co., Ltd.	87,000	122,113
Sumitomo Metal Industries Ltd.	517,000	852,847
Sumitomo Metal Mining Co., Ltd.	36,000	405,687
Yamato Kogyo Co., Ltd.	5,300	147,597

		5,321,733

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	110,251
Isetan Mitsukoshi Holdings Ltd.	49,700	528,031
J. Front Retailing Co., Ltd.	60,000	301,593
Marui Group Co., Ltd.	27,900	213,388
Takashimaya Co., Ltd.	33,000	253,641

		1,406,904

Office Electronics 0.8%
Canon, Inc. (a)	124,900	4,984,825
Konica Minolta Holdings, Inc.	63,500	500,250
Ricoh Co., Ltd. (a)	89,000	751,122

		6,236,197

Oil, Gas & Consumable Fuels 0.9%
Cosmo Oil Co., Ltd.	74,000	188,349
Idemitsu Kosan Co., Ltd.	2,900	260,135
INPEX Corp.	222	1,246,863

Common Stocks (continued)

	Shares	Market Value

JAPAN (Continued)
Oil, Gas & Consumable Fuels (continued)
JX Holdings, Inc.	1,011,200	$5,211,739
Showa Shell Sekiyu KK (a)	23,500	144,266

		7,051,352

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc. (a)	12,400	196,854

Pharmaceuticals 0.1%
Kyowa Hakko Kirin Co., Ltd. (a)	21,000	216,282
Mitsubishi Tanabe Pharma Corp.	28,300	406,944

		623,226

Real Estate Management & Development 0.0%†
Tokyo Tatemono Co., Ltd.*	7,000	26,416

Road & Rail 0.6%
East Japan Railway Co.	51,100	3,208,631
Fukuyama Transporting Co., Ltd.	18,000	97,996
Hankyu Hanshin Holdings, Inc.	152,000	767,601
Nippon Express Co., Ltd.	112,000	462,492
Seino Holdings Co. Ltd.	19,000	127,283

		4,664,003

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	493,241

Specialty Retail 0.0%†
Autobacs Seven Co., Ltd.	3,000	146,942
Yamada Denki Co., Ltd.	3,190	163,323

		310,265

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp. (a)	14,000	166,026

Tobacco 1.0%
Japan Tobacco, Inc.	267,200	7,915,973

Trading Companies & Distributors 3.3%
Marubeni Corp.	527,000	3,511,348
Mitsubishi Corp.	215,900	4,364,265
Mitsui & Co., Ltd.	442,500	6,575,485
Nagase & Co., Ltd.	13,800	171,760
Sojitz Corp.	156,500	258,937
Sumitomo Corp.	675,700	9,454,265
Toyota Tsusho Corp.	28,200	539,059

		24,875,119

Transportation Infrastructure 0.1%
Kamigumi Co., Ltd.	31,000	246,609
Mitsubishi Logistics Corp.	15,000	158,605

		405,214

		164,484,209

LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal	319,536	4,888,745

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS 4.3%
Aerospace & Defense 0.7%
European Aeronautic Defence and Space Co. NV	157,752	$5,598,735

Chemicals 0.2%
Akzo Nobel NV	35,561	1,673,664

Diversified Financial Services 0.8%
ING Groep NV, CVA*	934,010	6,261,699

Food Products 0.5%
Unilever NV, CVA	106,713	3,564,796

Insurance 0.2%
Aegon NV (a)	230,773	1,070,230

Oil, Gas & Consumable Fuels 1.9%
Royal Dutch Shell PLC, Class A	435,177	14,662,400

		32,831,524

NEW ZEALAND 0.3%
Construction Materials 0.1%
Fletcher Building Ltd. (a)	81,930	387,796

Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd. (a)	970,518	1,847,961

		2,235,757

NORWAY 0.8%
Commercial Banks 0.1%
DNB ASA	86,155	856,681

Diversified Telecommunication Services 0.4%
Telenor ASA	158,102	2,643,196

Energy Equipment & Services 0.1%
BW Offshore Ltd.	47,629	51,822
Petroleum Geo-Services ASA	30,149	368,484
Veripos, Inc. ASA (b)*	4,071	1,306

		421,612

Food Products 0.0%†
Cermaq ASA*	7,037	92,806
Marine Harvest ASA*	260,960	185,751

		278,557

Industrial Conglomerates 0.1%
Orkla ASA	113,553	824,047

Insurance 0.0%†
Storebrand ASA*	24,739	96,942

Metals & Mining 0.1%
Norsk Hydro ASA (a)	138,175	623,125

		5,744,160

PORTUGAL 0.1%
Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	91,521	400,830

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd. (a)	83,000	$684,420

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	204,874

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	533,540
Indofood Agri Resources Ltd. (a)	39,000	44,702

		578,242

Hotels, Restaurants & Leisure 0.0%†
Overseas Union Enterprise Ltd.	42,000	71,412

Marine 0.0%†
Neptune Orient Lines Ltd.* (a)	118,000	104,135

Real Estate Management & Development 0.2%
CapitaLand Ltd.	397,000	855,993
Keppel Land Ltd.	93,000	239,323

		1,095,316

		2,738,399

SOUTH AFRICA 0.3%
Diversified Financial Services 0.3%
African Bank Investments Ltd.	467,923	2,082,667

SOUTH KOREA 1.1%
Diversified Telecommunication Services 0.3%
KT Corp., ADR	191,877	2,528,939

Semiconductors & Semiconductor Equipment 0.8%
Samsung Electronics Co., Ltd.	5,803	6,145,304

		8,674,243

SPAIN 2.5%
Commercial Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA (a)	469,759	3,354,717
Banco de Sabadell SA (a)	149,980	291,267
Banco Espanol de Credito SA	11,505	37,577
Banco Popular Espanol SA (a)	142,281	321,830
Banco Santander SA	1,455,929	9,631,343
CaixaBank (a)	104,456	340,089

		13,976,823

Electric Utilities 0.2%
Acciona SA	3,299	197,210
Iberdrola SA (a)	321,669	1,518,671

		1,715,881

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	30,257	103,680

Oil, Gas & Consumable Fuels 0.4%
Repsol YPF SA (a)	200,569	3,224,169

		19,020,553

14	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

SWEDEN 3.4%
Commercial Banks 1.8%
Nordea Bank AB	1,130,902	$9,746,042
Skandinaviska Enskilda Banken AB, Class A	214,356	1,392,129
Swedbank AB, Class A	146,838	2,313,281

		13,451,452

Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson, Class A	31,016	281,011
Telefonaktiebolaget LM Ericsson, Class B	1,050,513	9,611,904

		9,892,915

Household Durables 0.0%†
Husqvarna AB, Class A	12,546	59,047
Husqvarna AB, Class B	54,938	259,115

		318,162

Metals & Mining 0.1%
Boliden AB	33,737	470,760
SSAB AB, Class A	11,623	96,606
SSAB AB, Class B	586	4,232

		571,598

Paper & Forest Products 0.2%
Svenska Cellulosa AB, Class A	6,958	104,426
Svenska Cellulosa AB, Class B	75,711	1,135,926

		1,240,352

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	266,283

		25,740,762

SWITZERLAND 4.7%
Capital Markets 1.5%
Credit Suisse Group AG REG*	247,436	4,527,348
UBS AG REG*	582,589	6,817,559

		11,344,907

Chemicals 0.0%†
Clariant AG REG*	12,061	119,191

Construction Materials 0.2%
Holcim Ltd. REG*	34,116	1,890,214

Electric Utilities 0.0%†
Alpiq Holding AG REG*	49	8,247

Food Products 0.1%
Aryzta AG*	11,242	559,567

Insurance 1.4%
Baloise Holding AG REG	6,242	412,381
Swiss Life Holding AG REG*	313	29,501
Swiss Re AG*	156,884	9,890,251

		10,332,133

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (Continued)
Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,426	$267,355

Machinery 0.0%†
Sulzer AG REG	2,471	292,966

Metals & Mining 0.7%
Xstrata PLC	410,619	5,162,879

Pharmaceuticals 0.6%
Roche Holding AG	27,576	4,763,285

Professional Services 0.1%
Adecco SA REG*	17,825	792,674

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	514,353

		36,047,771

TAIWAN 0.3%
Electronic Equipment, Instruments & Components 0.3%
Hon Hai Precision Industry Co., Ltd., GDR	221,587	1,343,447
Hon Hai Precision Industry Co., Ltd., GDR	188,556	1,086,083

		2,429,530

UNITED KINGDOM 20.3%
Airlines 0.1%
International Consolidated Airlines Group SA*	179,295	448,751

Beverages 0.5%
SABMiller PLC	90,199	3,618,896

Capital Markets 0.0%†
Investec PLC	59,130	345,181

Commercial Banks 5.9%
Barclays PLC	2,109,784	5,391,030
Barclays PLC, ADR (a)	504,159	5,192,838
HSBC Holdings PLC	1,563,160	13,774,310
HSBC Holdings PLC, ADR (a)	383,500	16,923,855
Lloyds Banking Group PLC, ADR*	76,917	147,681
Lloyds Banking Group PLC*	5,035,017	2,459,650
Royal Bank of Scotland Group PLC, ADR* (a)	122,923	835,876

		44,725,240

Containers & Packaging 0.0%†
Rexam PLC	56,085	370,157

Energy Equipment & Services 0.1%
Subsea 7 SA	40,717	805,793

Food & Staples Retailing 0.1%
J Sainsbury PLC	228,158	1,078,308

Hotels, Restaurants & Leisure 0.9%
Carnival PLC	41,842	1,430,598
InterContinental Hotels Group PLC	217,825	5,244,028

		6,674,626

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Insurance 1.4%
Aviva PLC	440,470	$1,886,072
Old Mutual PLC	900,927	2,142,638
Prudential PLC	548,642	6,361,513

		10,390,223

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	67,745

Media 0.5%
Pearson PLC	178,234	3,536,475

Metals & Mining 0.7%
Anglo American PLC	60,705	1,995,090
Eurasian Natural Resources Corp. PLC	47,663	311,078
Kazakhmys PLC	31,505	357,199
Rio Tinto PLC	57,493	2,732,277

		5,395,644

Multi-Utilities 1.0%
Centrica PLC	1,534,069	7,670,282

Oil, Gas & Consumable Fuels 2.3%
BP PLC	550,273	3,674,832
BP PLC, ADR	336,256	13,631,818

		17,306,650

Paper & Forest Products 0.0%†
Mondi PLC	23,281	199,411

Pharmaceuticals 0.7%
GlaxoSmithKline PLC	245,849	5,584,223

Specialty Retail 1.0%
Kingfisher PLC	1,599,012	7,213,172

Tobacco 0.8%
British American Tobacco PLC	118,017	5,999,981

Wireless Telecommunication Services 4.3%
Vodafone Group PLC	5,815,912	16,347,105
Vodafone Group PLC, ADR	571,550	16,106,279

		32,453,384

		153,884,142

UNITED STATES 0.2%
Media 0.2%
Thomson Reuters Corp.	58,800	1,673,152

Metals & Mining 0.0%†
Sims Metal Management Ltd. (a)	23,132	229,096

		1,902,248

Total Common Stocks (cost $781,314,451)		743,557,881

Preferred Stock 0.6%

	Shares	Market Value

GERMANY 0.6%
Automobiles 0.6%
Volkswagen AG	29,482	$4,670,774

Total Preferred Stock (cost $5,096,119)		4,670,774

Right 0.1%

	Number of Rights	Market Value

SPAIN 0.1%
Oil, Gas & Consumable Fuels 0.1%
Repsol YPF SA, expiring on 7/5/2012* (a)	192,000	$134,609

Total Right (cost $ — )		134,609

Mutual Fund 0.6%

	Shares	Market Value

Money Market Fund 0.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	4,767,889	$4,767,889

Total Mutual Fund (cost $4,767,889)		4,767,889

Repurchase Agreement 7.6%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $57,809,915, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10.75%, maturing 09/15/13 — 06/20/42; total market value $58,965,287. (d)	$57,809,096	$57,809,096

Total Repurchase Agreement (cost $57,809,096)		57,809,096

Total Investments (cost $848,987,555) (e) — 106.8%		810,940,249

Liabilities in excess of other assets — (6.8)%		(51,488,336)

NET ASSETS — 100.0%		$759,451,913

16	Semiannual Report 2012

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $58,747,587, which was collateralized by a repurchase agreement with a value of $57,809,096 and $2,185,116 of collateral in the form of U.S. Treasury securities, interest rates ranging from .13% to 4.63% and maturity dates ranging from 11/30/12 to 02/15/40, a total value of $59,994,212.

(b)	Fair Valued security.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $57,809,096.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt
AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At June 30, 2012, the Fund's open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Barclays Bank PLC	8/08/12	(305,354)	$(492,128)	$(478,186)	$13,942
British Pound	Royal Bank of Canada	8/08/12	(12,447,524)	(20,066,529)	(19,492,897)	573,632
British Pound	Westpac Banking Corp.	8/08/12	(779,000)	(1,209,858)	(1,219,919)	(10,061)
British Pound	State Street Bank and Trust	8/08/12	(1,009,678)	(1,556,045)	(1,581,162)	(25,117)
Canadian Dollar	Royal Bank of Canada	8/08/12	(2,289,815)	(2,293,046)	(2,247,259)	45,787
Euro	Deutsche Bank Securities, Inc.	8/08/12	(1,663,584)	(2,111,274)	(2,105,929)	5,345
Euro	Royal Bank of Canada	8/08/12	(8,253,245)	(10,736,811)	(10,447,774)	289,037
Euro	HSBC Bank PLC	8/08/12	(1,518,800)	(1,911,106)	(1,922,647)	(11,541)
Hong Kong Dollar	Deutsche Bank Securities, Inc.	8/08/12	(2,660,999)	(342,995)	(343,046)	(51)
Hong Kong Dollar	State Street Bank and Trust	8/08/12	(3,428,209)	(441,989)	(441,952)	37
Japanese Yen	HSBC Bank PLC	8/08/12	(130,428,360)	(1,636,019)	(1,632,538)	3,481
Japanese Yen	Deutsche Bank Securities, Inc.	8/08/12	(844,097,805)	(10,582,772)	(10,565,358)	17,414
New Zealand Dollar	Deutsche Bank Securities, Inc.	8/08/12	(4,011,699)	(3,147,218)	(3,203,205)	(55,987)
Norwegian Krone	UBS AG	8/08/12	(17,000,500)	(2,796,025)	(2,854,046)	(58,021)
Swedish Krona	Deutsche Bank Securities, Inc.	8/08/12	(25,484,094)	(3,712,204)	(3,678,955)	33,249

Total Short Contracts				$(63,036,019)	$(62,214,873)	$821,146

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	8/08/12	28,349,034	$28,457,044	$28,913,292	$456,248
British Pound	State Street Bank and Trust	8/08/12	1,448,672	2,251,004	2,268,629	17,625
British Pound	HSBC Bank PLC	8/08/12	1,122,800	1,740,003	1,758,311	18,308
Euro	Westpac Banking Corp.	8/08/12	1,031,037	1,294,021	1,305,188	11,167
Euro	State Street Bank and Trust	8/08/12	1,768,627	2,248,667	2,238,902	(9,765)
Euro	Barclays Bank PLC	8/08/12	962,586	1,213,853	1,218,537	4,684
Hong Kong Dollar	HSBC Bank PLC	8/08/12	7,194,070	926,255	927,432	1,177
Hong Kong Dollar	Credit Suisse International	8/08/12	38,245,789	4,928,831	4,930,499	1,668
Japanese Yen	Royal Bank of Canada	8/08/12	118,346,611	1,506,745	1,481,314	(25,431)
New Zealand Dollar	Westpac Banking Corp.	8/08/12	992,059	764,579	792,126	27,547
New Zealand Dollar	UBS AG	8/08/12	638,132	495,699	509,527	13,828
New Zealand Dollar	State Street Bank and Trust	8/08/12	593,000	468,096	473,490	5,394
Norwegian Krone	Credit Suisse International	8/08/12	22,885,054	3,918,432	3,841,945	(76,487)
Singapore Dollar	Royal Bank of Scotland	8/08/12	8,634,872	6,913,539	6,816,550	(96,989)
Swiss Franc	Credit Suisse International	8/08/12	8,339,667	9,036,489	8,794,168	(242,321)
Swiss Franc	State Street Bank and Trust	8/08/12	1,733,000	1,796,078	1,827,446	31,368

Total Long Contracts				$67,959,335	$68,097,356	$138,021

18	Semiannual Report 2012

At June 30, 2012, the Fund's open forward foreign currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland	8/08/12	1,011,706	British Pound	(1,635,625)	Australian Dollar	$1,668,181	$1,584,338	$(83,843)
UBS AG	8/08/12	1,817,557	Euro	(2,312,456)	Australian Dollar	2,358,484	2,300,844	(57,640)
Credit Suisse International	8/08/12	1,019,873	Australian Dollar	(631,908)	British Pound	989,571	1,040,172	50,601
BNP Paribas	8/08/12	432,963	Canadian Dollar	(269,350)	British Pound	421,803	424,916	3,113
HSBC Bank PLC	8/08/12	615,806	Euro	(497,048)	British Pound	778,380	779,548	1,168
Westpac Banking Corp.	8/08/12	625,155	Euro	(502,781)	British Pound	787,358	791,383	4,025
BNP Paribas	8/08/12	1,191,841	Euro	(963,929)	British Pound	1,509,518	1,508,750	(768)
Royal Bank of Scotland	8/08/12	101,316,068	Japanese Yen	(783,031)	British Pound	1,226,232	1,268,148	41,916
Credit Suisse International	8/08/12	61,493,043	Japanese Yen	(492,696)	British Pound	771,565	769,693	(1,872)
Citibank NA	8/08/12	61,518,586	Japanese Yen	(496,355)	British Pound	777,295	770,013	(7,282)
Westpac Banking Corp.	8/08/12	2,330,246	Swiss Franc	(1,570,511)	British Pound	2,459,430	2,457,241	(2,189)
Westpac Banking Corp.	8/08/12	505,727	British Pound	(626,932)	Euro	793,633	791,972	(1,661)
Royal Bank of Scotland	8/08/12	763,523	British Pound	(946,640)	Euro	1,198,350	1,195,681	(2,669)
Barclays Bank PLC	8/08/12	73,210,958	Japanese Yen	(760,603)	Euro	962,847	916,363	(46,484)
Royal Bank of Scotland	8/08/12	60,465,248	Japanese Yen	(598,589)	Euro	757,753	756,828	(925)
Barclays Bank PLC	8/08/12	481,718	British Pound	(60,123,898)	Japanese Yen	752,555	754,373	1,818
TD Bank	8/08/12	493,705	British Pound	(60,409,301)	Japanese Yen	756,128	773,145	17,017
Morgan Stanley Co., Inc.	8/08/12	614,871	Euro	(63,062,707)	Japanese Yen	789,340	778,365	(10,975)
Credit Suisse International	8/08/12	612,880	Euro	(60,884,541)	Japanese Yen	762,076	775,844	13,768
Westpac Banking Corp.	8/08/12	1,284,016	Euro	(135,961,116)	Japanese Yen	1,701,791	1,625,435	(76,356)
Westpac Banking Corp.	8/08/12	2,326,207	Swiss Franc	(192,140,046)	Japanese Yen	2,404,968	2,452,982	48,014

						$24,627,258	$24,516,034	$(111,224)

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund
Assets:
Investments, at value* (cost $791,178,459)	$753,131,153
Repurchase agreement, at value and cost	57,809,096

Total Investments	810,940,249

Cash	17,387
Foreign currencies, at value (cost $3,542,909)	3,554,360
Dividends receivable	2,456,529
Security lending income receivable	103,507
Receivable for investments sold	12,556,470
Receivable for capital shares issued	473,593
Reclaims receivable	482,234
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,752,378
Prepaid expenses	9,600

Total Assets	832,346,307

Liabilities:
Payable for investments purchased	12,778,329
Payable for capital shares redeemed	894,434
Unrealized depreciation on forward foreign currency contracts (Note 2)	904,435
Payable upon return of securities loaned (Note 2)	57,809,096
Accrued expenses and other payables:
Investment advisory fees	419,818
Fund administration fees	20,666
Distribution fees	11,248
Administrative servicing fees	16,290
Accounting and transfer agent fees	2,373
Trustee fees	274
Custodian fees	3,624
Compliance program costs (Note 3)	738
Professional fees	16,029
Printing fees	16,588
Other	452

Total Liabilities	72,894,394

Net Assets	$759,451,913

Represented by:
Capital	$991,109,972
Accumulated undistributed net investment income	16,926,161
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(211,393,473)
Net unrealized appreciation/(depreciation) from investments	(38,047,306)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	847,943
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	8,616

Net Assets	$759,451,913

*	Includes value of securities on loan of $58,747,586 (Note 2).

20	Semiannual Report 2012

NVIT Multi- Manager International Value Fund
Net Assets:
Class I Shares	$748,631
Class II Shares	489,794
Class III Shares	35,618,801
Class IV Shares	14,897,349
Class VI Shares	56,301,261
Class Y Shares	651,396,077

Total	$759,451,913

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	87,449
Class II Shares	57,481
Class III Shares	4,178,719
Class IV Shares	1,741,548
Class VI Shares	6,649,580
Class Y Shares	76,144,428

Total	88,859,205

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.56
Class II Shares	$8.52
Class III Shares	$8.52
Class IV Shares	$8.55
Class VI Shares	$8.47
Class Y Shares	$8.55

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	21

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$21,326,079
Income from securities lending (Note 2)	821,438
Other income	197
Foreign tax withholding	(1,554,761)

Total Income	20,592,953

EXPENSES:
Investment advisory fees	2,795,533
Fund administration fees	138,308
Distribution fees Class II Shares	678
Distribution fees Class VI Shares	72,428
Administrative servicing fees Class I Shares	593
Administrative servicing fees Class II Shares	407
Administrative servicing fees Class III Shares	28,192
Administrative servicing fees Class IV Shares	11,971
Administrative servicing fees Class VI Shares	43,458
Professional fees	37,156
Printing fees	14,674
Trustee fees	17,031
Custodian fees	15,381
Accounting and transfer agent fees	11,801
Compliance program costs (Note 3)	1,424
Other	11,246

Total expenses before earnings credit and fees waived	3,200,281

Earnings credit (Note 5)	(41)
Investment advisory fees waived (Note 3)	(69,137)

Net Expenses	3,131,103

NET INVESTMENT INCOME	17,461,850

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(35,050,057)
Net realized gains from futures transactions (Note 2)	13,926
Net realized losses from forward and foreign currency transactions (Note 2)	(566,750)

Net realized losses from investment, futures, forward and foreign currency transactions	(35,602,881)

Net change in unrealized appreciation/(depreciation) from investments††	32,212,308
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	864,965
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,540)

Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	33,068,733

Net realized/unrealized losses from investments, futures, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,534,148)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,927,702

†	Net of capital gain country taxes of $18,426.

††	Net of decrease of deferred capital gain country tax accrual on unrealized depreciation of $13,815.

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$17,461,850	$15,144,423
Net realized losses from investment, futures, forward and foreign currency transactions	(35,602,881)	(11,889,374)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	33,068,733	(108,105,873)

Change in net assets resulting from operations	14,927,702	(104,850,824)

Distributions to Shareholders From:
Net investment income:
Class I	–	(17,014)
Class II	–	(10,729)
Class III	–	(819,728)
Class IV	–	(349,871)
Class VI	–	(1,060,442)
Class Y	–	(12,686,637)

Change in net assets from shareholder distributions	–	(14,944,421)

Change in net assets from capital transactions	37,058,698	307,069,838

Change in net assets	51,986,400	187,274,593

Net Assets:
Beginning of period	707,465,513	520,190,920

End of period	$759,451,913	$707,465,513

Accumulated undistributed (distributions in excess of) net investment income at end of period	$16,926,161	$(535,689)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$357	$77
Dividends reinvested	–	17,014
Cost of shares redeemed	(36,573)	(243,318)

Total Class I	(36,216)	(226,227)

Class II Shares
Proceeds from shares issued	6	22
Dividends reinvested	–	10,729
Cost of shares redeemed	(89,967)	(209,971)

Total Class II	(89,961)	(199,220)

Class III Shares
Proceeds from shares issued	2,065,141	3,673,060
Dividends reinvested	–	819,728
Cost of shares redeemed	(4,067,823)	(9,607,473)

Total Class III	(2,002,682)	(5,114,685)

Class IV Shares
Proceeds from shares issued	42,739	254,975
Dividends reinvested	–	349,871
Cost of shares redeemed	(1,299,501)	(5,393,205)

Total Class IV	(1,256,762)	(4,788,359)

2012 Semiannual Report	23

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class VI Shares
Proceeds from shares issued	$4,366,748	$10,565,766
Dividends reinvested	–	1,060,442
Cost of shares redeemed	(3,346,023)	(6,070,400)

Total Class VI	1,020,725	5,555,808

Class Y Shares
Proceeds from shares issued	49,188,952	307,122,586
Dividends reinvested	–	12,686,637
Cost of shares redeemed	(9,765,358)	(7,966,702)

Total Class Y	39,423,594	311,842,521

Change in net assets from capital transactions	$37,058,698	$307,069,838

SHARE TRANSACTIONS:
Class I Shares
Issued	38	6
Reinvested	–	1,972
Redeemed	(4,243)	(24,509)

Total Class I Shares	(4,205)	(22,531)

Class II Shares
Issued	1	1
Reinvested	–	1,240
Redeemed	(9,884)	(21,192)

Total Class II Shares	(9,883)	(19,951)

Class III Shares
Issued	232,916	387,672
Reinvested	–	95,544
Redeemed	(465,409)	(983,277)

Total Class III Shares	(232,493)	(500,061)

Class IV Shares
Issued	4,928	27,391
Reinvested	–	40,598
Redeemed	(147,589)	(537,412)

Total Class IV Shares	(142,661)	(469,423)

Class VI Shares
Issued	478,157	1,196,034
Reinvested	–	124,353
Redeemed	(384,105)	(637,321)

Total Class VI Shares	94,052	683,066

Class Y Shares
Issued	5,577,650	33,137,410
Reinvested	–	1,491,219
Redeemed	(1,113,332)	(832,795)

Total Class Y Shares	4,464,318	33,795,834

Total change in shares	4,169,128	33,466,934

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.37	0.19	–	0.19	–	–	–	–	–	$8.56	2.27%		$748,631	0.93%	4.42%	0.95%	49.44%
Year Ended December 31, 2011(e)	$10.18	0.25	(1.87)	(1.62)	(0.19)	–	–	(0.19)	–	$8.37	(16.24%	)	$767,343	0.94%	2.56%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.83	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.18	6.19%		$1,162,118	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.73	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.83	29.86%		$1,395,791	1.03%	2.37%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31%	)	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%		$2,902,902	0.99%	2.10%	0.99%	157.60%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.34	0.18	–	0.18	–	–	–	–	–	$8.52	2.16%		$489,794	1.18%	4.04%	1.20%	49.44%
Year Ended December 31, 2011(e)	$10.13	0.23	(1.86)	(1.63)	(0.16)	–	–	(0.16)	–	$8.34	(16.41%	)	$562,055	1.19%	2.32%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.14	0.40	0.54	(0.20)	–	–	(0.20)	–	$10.13	5.89%		$884,879	1.24%	1.52%	1.24%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.18	2.07	2.25	(0.16)	–	–	(0.16)	–	$9.79	29.51%		$1,035,457	1.28%	2.16%	1.28%	103.22%
Year Ended December 31, 2008(e)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48%	)	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%		$2,488,431	1.23%	1.85%	1.23%	157.60%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.34	0.19	(0.01)	0.18	–	–	–	–	–	$8.52	2.16%		$35,618,801	0.93%	4.41%	0.95%	49.44%
Year Ended December 31, 2011(e)	$10.14	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.34	(16.11%	)	$36,772,087	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.16	0.41	0.57	(0.22)	–	–	(0.22)	–	$10.14	6.11%		$49,781,801	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.20	2.07	2.27	(0.18)	–	–	(0.18)	–	$9.79	29.84%		$54,613,978	1.03%	2.42%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33%	)	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%		$138,847,001	0.99%	2.14%	0.99%	157.60%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.37	0.19	(0.01)	0.18	–	–	–	–	–	$8.55	2.15%		$14,897,349	0.93%	4.39%	0.95%	49.44%
Year Ended December 31, 2011(e)	$10.17	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.37	(16.16%	)	$15,762,492	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.17	6.19%		$23,937,112	0.99%	1.77%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.82	29.89%		$26,722,773	1.03%	2.40%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35%	)	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%		$57,819,423	0.99%	2.09%	0.99%	157.60%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	25

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class VI Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.29	0.18	–	0.18	–	–	–	–	–	$8.47	2.17%		$56,301,261	1.18%	4.23%	1.20%	49.44%
Year Ended December 31, 2011(e)	$10.08	0.22	(1.84)	(1.62)	(0.17)	–	–	(0.17)	–	$8.29	(16.40%	)	$54,349,211	1.19%	2.25%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.75	0.14	0.40	0.54	(0.21)	–	–	(0.21)	–	$10.08	5.85%		$59,211,692	1.23%	1.45%	1.23%	51.74%
Year Ended December 31, 2009(e)	$7.67	0.21	2.03	2.24	(0.16)	–	–	(0.16)	–	$9.75	29.49%		$46,170,735	1.29%	2.78%	1.29%	103.22%
Year Ended December 31, 2008(e)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45%	)	$122,577,295	1.30%	2.70%	1.30%	114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%		$282,602,468	1.23%	1.73%	1.23%	157.60%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.36	0.20	(0.01)	0.19	–	–	–	–	–	$8.55	2.27%		$651,396,077	0.78%	4.62%	0.80%	49.44%
Year Ended December 31, 2011(e)	$10.17	0.24	(1.85)	(1.61)	(0.20)	–	–	(0.20)	–	$8.36	(16.10%	)	$599,252,325	0.80%	2.55%	0.81%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.41	0.58	(0.23)	–	–	(0.23)	–	$10.17	6.32%		$385,213,318	0.83%	1.75%	0.83%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.09	2.29	(0.19)	–	–	(0.19)	–	$9.82	30.09%		$161,542,762	0.87%	2.38%	0.87%	103.22%
Period Ended December 31, 2008(e)(f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66%	)	$46,396,242	0.96%	1.54%	0.96%	114.10%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012 the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,136,260	$—	$6,136,260
Air Freight & Logistics	—	3,697,334	—	3,697,334
Airlines	—	1,793,739	—	1,793,739
Auto Components	793,852	4,871,239	—	5,665,091
Automobiles	—	27,685,130	—	27,685,130
Beverages	—	9,094,177	—	9,094,177
Building Products	—	7,891,376	—	7,891,376
Capital Markets	—	24,907,304	—	24,907,304
Chemicals	342,626	16,643,026	—	16,985,652
Commercial Banks	23,100,250	106,555,172	—	129,655,422
Commercial Services & Supplies	267,154	1,088,531	—	1,355,685
Communications Equipment	215,047	9,892,915	—	10,107,962
Computers & Peripherals	—	5,790,022	—	5,790,022
Construction & Engineering	—	2,184,293	—	2,184,293
Construction Materials	—	5,242,702	—	5,242,702
Consumer Finance	—	103,774	—	103,774
Containers & Packaging	—	614,095	—	614,095
Distributors	—	96,722	—	96,722
Diversified Financial Services	—	11,694,752	—	11,694,752
Diversified Telecommunication Services	2,528,939	25,458,530	—	27,987,469
Electric Utilities	—	14,006,157	—	14,006,157
Electrical Equipment	—	11,550,590	—	11,550,590
Electronic Equipment, Instruments & Components	1,086,083	14,309,239	—	15,395,322
Energy Equipment & Services	442,765	1,765,391	—	2,208,156
Food & Staples Retailing	767,363	9,050,049	—	9,817,412
Food Products	235,691	6,240,032	—	6,475,723
Gas Utilities	—	5,262,768	—	5,262,768
Health Care Providers & Services	—	996,907	—	996,907
Hotels, Restaurants & Leisure	—	13,792,238	—	13,792,238
Household Durables	—	7,204,653	—	7,204,653
Independent Power Producers & Energy Traders	281,259	103,681	—	384,940
Industrial Conglomerates	—	10,317,250	—	10,317,250
Information Technology Services	—	773,251	—	773,251
Insurance	4,201,908	32,548,909	—	36,750,817
Leisure Equipment & Products	—	379,431	—	379,431
Life Sciences Tools & Services	—	267,355	—	267,355
Machinery	—	1,823,405	—	1,823,405
Marine	—	3,682,206	—	3,682,206
Media	2,179,241	7,699,072	—	9,878,313
Metals & Mining	15,115,908	24,720,957	—	39,836,865
Multiline Retail	737,444	1,556,439	—	2,293,883
Multi-Utilities	—	17,914,399	—	17,914,399
Office Electronics	—	6,236,197	—	6,236,197
Oil, Gas & Consumable Fuels	33,475,745	48,713,106	—	82,188,851
Paper & Forest Products	50,447	8,061,233	—	8,111,680
Pharmaceuticals	3,383,991	32,384,919	—	35,768,910
Professional Services	—	3,541,578	—	3,541,578
Real Estate Management & Development	—	5,695,759	—	5,695,759
Road & Rail	—	5,311,958	—	5,311,958

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$—	$7,152,898	$—	$7,152,898
Software	86,815	—	—	86,815
Specialty Retail	—	7,523,437	—	7,523,437
Textiles, Apparel & Luxury Goods	—	166,026	—	166,026
Thrifts & Mortgage Finance	94,183	—	—	94,183
Tobacco	—	13,915,954	—	13,915,954
Trading Companies & Distributors	—	25,204,035	—	25,204,035
Transportation Infrastructure	—	405,214	—	405,214
Wireless Telecommunication Services	16,106,279	16,347,105	—	32,453,384
Total Common Stocks	$105,492,990	$638,064,891	$—	$743,557,881
Forward Foreign Currency Contracts	—	1,752,378	—	1,752,378
Mutual Fund	4,767,889	—	—	4,767,889
Preferred Stock*	—	4,670,774	—	4,670,774
Repurchase Agreement	—	57,809,096	—	57,809,096
Right*	—	134,609	—	134,609
Total Assets	$110,260,879	$702,431,748	$—	$812,692,627
Liabilities:
Forward Foreign Currency Contracts	—	(904,435)	—	(904,435)
Total	$110,260,879	$701,527,313	$—	$811,788,192
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as "—", which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign

30	Semiannual Report 2012

currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2012, the Fund had no open futures contracts.

2012 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012.

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$1,752,378
Total		$1,752,378
Liabilities:
Forward foreign currency contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$904,435
Total		$904,435

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$13,926
Forward foreign currency contracts Currency risk	(181,267)
Total	$(167,341)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Forward foreign currency contracts Currency risk	$864,965
Total	$864,965

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(e)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

32	Semiannual Report 2012

(g)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$58,747,587	$59,994,212	*
*	Includes $2,185,116 of collateral in the form of U.S. Treasury securities, interest rates ranging from 0.13% to 4.63% and maturity dates ranging from 11/30/12 to 02/15/40.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

2012 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
AllianceBernstein L.P. (a)
Dimensional Fund Advisors LP (b)

(a)	Effective January 10, 2012, AllianceBernstein L.P. was terminated and ceased serving as a Subadviser to the Fund.

(b)	Effective January 10, 2012, Dimensional Fund Advisors LP was appointed as a Subadviser to the Fund.

34	Semiannual Report 2012

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $69,137, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012 the Fund’s aggregate portion of such costs amounted to $1,424.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective Class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

2012 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, NFS received $84,621 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,031.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,985.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $428,532,094 and sales of $372,202,658 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

36	Semiannual Report 2012

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$864,079,185	$25,865,170	$(79,004,106)	$(53,138,936)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	37

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

38	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	39

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

40	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	41

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

42	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	43

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

44	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	45

NVIT Multi-Manager Large Cap Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE

FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Large Cap Growth Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,099.70	4.33	0.83
	Hypothetical	[b]	1,000.00	1,020.74	4.17	0.83
Class II Shares	Actual		1,000.00	1,099.10	5.64	1.08
	Hypothetical	[b]	1,000.00	1,019.49	5.42	1.08
Class Y Shares	Actual		1,000.00	1,101.70	3.55	0.68
	Hypothetical	[b]	1,000.00	1,021.48	3.42	0.68

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.6%
Mutual Fund	2.0%
Repurchase Agreement	0.8%
Liabilities in excess of other assets	(1.4)%

100.0%

Top Industries ††
Computers & Peripherals	9.4%
Software	6.6%
Internet Software & Services	5.6%
Specialty Retail	4.2%
Information Technology Services	4.0%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.9%
Aerospace & Defense	3.4%
Machinery	3.4%
Pharmaceuticals	3.1%
Other Industries*	52.4%

100.0%

Top Holdings ††
Apple, Inc.	8.4%
Google, Inc., Class A	3.9%
Philip Morris International, Inc.	2.5%
QUALCOMM, Inc.	2.3%
Fidelity Institutional Money Market Fund—Institutional Class	2.0%
CVS Caremark Corp.	1.9%
PepsiCo, Inc.	1.7%
Visa, Inc., Class A	1.6%
Union Pacific Corp.	1.5%
Gilead Sciences, Inc.	1.4%
Other Holdings*	72.8%

100.0%

†	Percentages indicated are based upon total net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.6%

	Shares	Market Value

Aerospace & Defense 3.5%
Honeywell International, Inc.	184,830	$10,320,907
Lockheed Martin Corp.	50,610	4,407,119
Northrop Grumman Corp.	52,600	3,355,354
Precision Castparts Corp.	29,800	4,901,802
Textron, Inc.	95,740	2,381,054
United Technologies Corp.	170,650	12,889,194

		38,255,430

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	131,500	10,356,940

Auto Components 0.8%
BorgWarner, Inc.* (a)	64,800	4,250,232
Delphi Automotive PLC*	61,990	1,580,745
TRW Automotive Holdings Corp.*	95,320	3,503,963

		9,334,940

Automobiles 0.6%
General Motors Co.*	335,620	6,618,426

Beverages 2.3%
Coca-Cola Co. (The)	47,740	3,732,791
Coca-Cola Enterprises, Inc.	123,010	3,449,200
PepsiCo, Inc.	261,860	18,503,028

		25,685,019

Biotechnology 3.1%
Amgen, Inc.	31,940	2,332,898
Biogen Idec, Inc.*	44,900	6,482,662
Celgene Corp.*	142,440	9,138,950
Gilead Sciences, Inc.*	306,850	15,735,268

		33,689,778

Capital Markets 2.4%
BlackRock, Inc.	23,400	3,973,788
Charles Schwab Corp. (The)	414,570	5,360,390
Franklin Resources, Inc.	50,400	5,593,896
TD Ameritrade Holding Corp.	684,770	11,641,090

		26,569,164

Chemicals 4.0%
Airgas, Inc.	40,090	3,367,961
Ashland, Inc.	148,840	10,316,100
CF Industries Holdings, Inc.	21,890	4,240,969
Ecolab, Inc.	88,400	6,058,052
Monsanto Co.	127,192	10,528,954
PPG Industries, Inc.	59,760	6,341,731
Rockwood Holdings, Inc.	19,080	846,198
Sherwin-Williams Co. (The)	15,070	1,994,514

		43,694,479

Commercial Banks 0.5%
Wells Fargo & Co.	148,190	4,955,474

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 3.1%
Cisco Systems, Inc.	327,660	$5,625,922
F5 Networks, Inc.*	32,830	3,268,555
QUALCOMM, Inc.	454,170	25,288,186

		34,182,663

Computers & Peripherals 9.5%
Apple, Inc.*	161,460	94,292,640
EMC Corp.*	311,200	7,976,056
Hewlett-Packard Co.	140,650	2,828,472

		105,097,168

Construction & Engineering 0.4%
Fluor Corp.	94,000	4,637,960

Consumer Finance 0.4%
Discover Financial Services	127,110	4,395,464

Diversified Financial Services 0.8%
CME Group, Inc.	15,850	4,249,543
IntercontinentalExchange, Inc.*	32,410	4,407,112

		8,656,655

Diversified Telecommunication Services 0.5%
CenturyLink, Inc.	43,800	1,729,662
Verizon Communications, Inc.	93,130	4,138,697

		5,868,359

Electrical Equipment 0.4%
Polypore International, Inc.*	45,000	1,817,550
Roper Industries, Inc.	21,310	2,100,740

		3,918,290

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	20,820	1,143,434
Corning, Inc.	298,660	3,861,674

		5,005,108

Energy Equipment & Services 1.3%
Cameron International Corp.*	121,480	5,188,411
FMC Technologies, Inc.*	121,100	4,750,753
Halliburton Co.	81,250	2,306,687
Schlumberger Ltd.	33,780	2,192,660

		14,438,511

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	49,900	4,740,500
CVS Caremark Corp.	447,700	20,921,021
Whole Foods Market, Inc.	48,330	4,606,816

		30,268,337

Food Products 1.7%
Bunge Ltd.	52,200	3,275,028
General Mills, Inc.	111,050	4,279,867

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Kellogg Co.	71,130	$3,508,843
Kraft Foods, Inc., Class A	191,830	7,408,474

		18,472,212

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	120,380	6,398,197
Covidien PLC	72,700	3,889,450
Edwards Lifesciences Corp.*	49,000	5,061,700
Intuitive Surgical, Inc.*	7,805	4,322,331
Medtronic, Inc.	290,730	11,259,973

		30,931,651

Health Care Providers & Services 3.0%
Express Scripts Holding Co.*	170,900	9,541,347
HCA Holdings, Inc.	128,880	3,921,819
McKesson Corp.	42,440	3,978,750
UnitedHealth Group, Inc.	194,800	11,395,800
WellPoint, Inc.	62,960	4,016,218

		32,853,934

Health Care Technology 0.6%
Cerner Corp.*	76,020	6,283,813

Hotels, Restaurants & Leisure 3.1%
Las Vegas Sands Corp.	152,600	6,636,574
Marriott International, Inc., Class A	100,360	3,934,112
McDonald’s Corp.	96,710	8,561,736
Starbucks Corp.	211,730	11,289,444
Yum! Brands, Inc.	58,100	3,742,802

		34,164,668

Household Products 0.5%
Colgate-Palmolive Co.	53,330	5,551,653

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	150,700	1,933,481

Industrial Conglomerates 1.5%
3M Co.	26,790	2,400,384
Danaher Corp.	260,210	13,551,737
Tyco International Ltd.	20,200	1,067,570

		17,019,691

Information Technology Services 4.1%
Accenture PLC, Class A	75,880	4,559,629
Alliance Data Systems Corp.*	24,810	3,349,350
International Business Machines Corp.	77,850	15,225,903
Teradata Corp.*	49,100	3,535,691
Visa, Inc., Class A	148,700	18,383,781

		45,054,354

Common Stocks (continued)

	Shares	Market Value

Insurance 0.5%
Everest Re Group Ltd.	22,100	$2,287,129
Hartford Financial Services Group, Inc.	114,490	2,018,458
Prudential Financial, Inc.	26,560	1,286,301

		5,591,888

Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	40,930	9,346,365
Expedia, Inc.	43,360	2,084,315
priceline.com, Inc.*	20,640	13,715,693

		25,146,373

Internet Software & Services 5.7%
Baidu, Inc., ADR-CN*	31,800	3,656,364
eBay, Inc.*	101,600	4,268,216
Equinix, Inc.*	6,630	1,164,560
Facebook, Inc., Class A* (a)	54,800	1,705,376
Google, Inc., Class A*	74,820	43,400,837
LinkedIn Corp., Class A* (a)	33,500	3,560,045
VeriSign, Inc.*	98,900	4,309,073
Yahoo!, Inc.*	56,810	899,302

		62,963,773

Leisure Equipment & Products 0.1%
Mattel, Inc.	23,400	759,096

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	64,580	3,352,348

Machinery 3.5%
Caterpillar, Inc.	169,450	14,388,000
Cummins, Inc.	66,740	6,467,773
Eaton Corp.	76,810	3,043,980
Illinois Tool Works, Inc.	75,500	3,993,195
Joy Global, Inc.	25,580	1,451,153
Kennametal, Inc.	47,540	1,575,951
Parker Hannifin Corp.	69,870	5,371,606
Sauer-Danfoss, Inc.	49,720	1,736,720

		38,028,378

Media 1.8%
CBS Corp. Non-Voting Shares, Class B	96,700	3,169,826
Comcast Corp., Class A	37,210	1,189,604
Omnicom Group, Inc.	112,480	5,466,528
Time Warner Cable, Inc.	63,740	5,233,054
Viacom, Inc., Class B	45,100	2,120,602
Virgin Media, Inc.	123,810	3,019,726

		20,199,340

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	152,960	5,211,347

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 1.1%
Dollar General Corp.*	163,170	$8,874,816
Macy’s, Inc.	100,340	3,446,679

		12,321,495

Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	90,400	3,561,760
Chevron Corp.	110,970	11,707,335
Concho Resources, Inc.*	47,100	4,009,152
Denbury Resources, Inc.*	416,340	6,290,897
EOG Resources, Inc.	13,540	1,220,090
Exxon Mobil Corp.	39,320	3,364,612
HollyFrontier Corp.	52,820	1,871,413
Occidental Petroleum Corp.	94,990	8,147,292
Range Resources Corp.	67,500	4,176,225

		44,348,776

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	51,600	2,792,592

Pharmaceuticals 3.2%
Abbott Laboratories	126,340	8,145,140
Johnson & Johnson	71,780	4,849,457
Merck & Co., Inc.	157,250	6,565,187
Perrigo Co.	19,500	2,299,635
Pfizer, Inc.	403,750	9,286,250
Shire PLC, ADR-IE	46,300	3,999,857

		35,145,526

Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	178,520	12,480,333
Public Storage	23,880	3,448,511

		15,928,844

Road & Rail 1.9%
CSX Corp.	186,670	4,173,941
Union Pacific Corp.	140,580	16,772,600

		20,946,541

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	201,020	6,802,517
Broadcom Corp., Class A*	251,130	8,488,194
KLA-Tencor Corp.	68,780	3,387,415
Linear Technology Corp.	28,910	905,750

		19,583,876

Software 6.7%
Adobe Systems, Inc.*	199,390	6,454,254
BMC Software, Inc.*	124,500	5,313,660
Citrix Systems, Inc.*	36,420	3,057,095
Fortinet, Inc.*	137,570	3,194,376
Informatica Corp.*	27,800	1,177,608
Intuit, Inc.	68,900	4,089,215
Microsoft Corp.	475,880	14,557,169

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Oracle Corp.	515,360	$15,306,192
Red Hat, Inc.*	28,880	1,631,142
Rovi Corp.*	267,230	5,243,053
Salesforce.com, Inc.*	69,700	9,636,722
SolarWinds, Inc.*	105,280	4,585,997

		74,246,483

Specialty Retail 4.2%
American Eagle Outfitters, Inc.	111,300	2,195,949
Best Buy Co., Inc.	84,900	1,779,504
Gap, Inc. (The)	120,430	3,294,965
Home Depot, Inc. (The)	230,570	12,217,904
O’Reilly Automotive, Inc.*	55,840	4,677,717
PetSmart, Inc.	45,790	3,121,962
Ross Stores, Inc.	32,340	2,020,280
Staples, Inc.	199,720	2,606,346
TJX Cos., Inc.	263,760	11,323,217
Ulta Salon Cosmetics & Fragrance, Inc.	37,300	3,483,074

		46,720,918

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	55,300	3,233,944
Michael Kors Holdings Ltd.*	115,030	4,812,855
Ralph Lauren Corp.	21,100	2,955,266

		11,002,065

Tobacco 2.8%
Lorillard, Inc.	20,740	2,736,643
Philip Morris International, Inc.	322,310	28,124,771

		30,861,414

Wireless Telecommunication Services 0.3%
SBA Communications Corp., Class A*	64,900	3,702,545

Total Common Stocks (cost $1,010,721,112)		1,086,747,240

Mutual Fund 2.0%
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	21,902,498	21,902,498

Total Mutual Fund (cost $21,902,498)		21,902,498

10	Semiannual Report 2012

Repurchase Agreement 0.8%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $8,425,644, collateralized U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $8,594,037. (c)	$8,425,525	$8,425,525

Total Repurchase Agreement (cost $8,425,525)		8,425,525

Total Investments (cost $1,041,049,135) (d) — 101.4%		1,117,075,263

Liabilities in excess of other assets —(1.4%)		(15,088,227)

NET ASSETS — 100.0%		$1,101,987,036

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $8,392,479.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $8,425,525.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

IE	Ireland

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
Assets:
Investments, at value * (cost $1,032,623,610)	$1,108,649,738
Repurchase agreement, at value and cost	8,425,525

Total Investments	1,117,075,263

Cash	4,664
Interest and Dividends receivable	976,317
Security lending income receivable	780
Receivable for investments sold	37,887,557
Receivable for capital shares issued	675,246
Reclaims receivable	15,612
Prepaid expenses	13,226

Total Assets	1,156,648,665

Liabilities:
Payable for investments purchased	44,375,451
Payable for capital shares redeemed	1,173,085
Payable upon return of securities loaned (Note 2)	8,425,525
Accrued expenses and other payables:
Investment advisory fees	550,678
Fund administration fees	28,264
Distribution fees	22,421
Administrative servicing fees	20,251
Accounting and transfer agent fees	7,276
Trustee fees	387
Custodian fees	7,221
Compliance program costs (Note 3)	1,008
Professional fees	16,476
Printing fees	33,586

Total Liabilities	54,661,629

Net Assets	$1,101,987,036

Represented by:
Capital	$906,973,901
Accumulated undistributed net investment income	2,173,396
Accumulated net realized gains from investment	116,811,786
Net unrealized appreciation/(depreciation) from investments	76,026,128
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,825

Net Assets	$1,101,987,036

Net Assets:
Class I Shares	$57,280,645
Class II Shares	110,787,615
Class Y Shares	933,918,776

Total	$1,101,987,036

*	Includes value of securities on loan of $8,392,479 (Note 2).

12	Semiannual Report 2012

NVIT Multi- Manager Large Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,582,909
Class II Shares	10,862,896
Class Y Shares	90,791,564

Total	107,237,369

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.26
Class II Shares	$10.20
Class Y Shares	$10.29

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$6,274,469
Other income	4,336
Income from securities lending (Note 2)	779

Total Income	6,279,584

EXPENSES:
Investment advisory fees	3,629,391
Fund administration fees	186,270
Distribution fees Class II Shares	147,512
Administrative servicing fees Class I Shares	45,243
Administrative servicing fees Class II Shares	88,508
Professional fees	30,367
Printing fees	19,583
Trustee fees	23,216
Custodian fees	19,282
Compliance program costs (Note 3)	2,169
Other	16,609

Total expenses before earnings credit and fees waived	4,208,150

Earnings credit (Note 4)	(430)
Investment advisory fees waived (Note 3)	(101,532)

Net Expenses	4,106,188

NET INVESTMENT INCOME	2,173,396

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	96,333,322
Net change in unrealized appreciation/(depreciation) from investments	8,376,460
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(163)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	8,376,297

Net realized/unrealized gains from investments	104,709,619

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$106,883,015

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,173,396	$1,527,219
Net realized gains from investment transactions	96,333,322	53,340,360
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	8,376,297	(90,039,427)

Change in net assets resulting from operations	106,883,015	(35,171,848)

Distributions to Shareholders From:
Net investment income:
Class I	–	(4,491)
Class II	–	–
Class Y	–	(1,556,760)

Change in net assets from shareholder distributions	–	(1,561,251)

Change in net assets from capital transactions	(29,396,083)	142,987,944

Change in net assets	77,486,932	106,254,845

Net Assets:
Beginning of period	1,024,500,104	918,245,259

End of period	$1,101,987,036	$1,024,500,104

Accumulated undistributed net investment income at end of period	$2,173,396	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,931,811	$13,237,970
Dividends reinvested	–	4,491
Cost of shares redeemed	(10,404,649)	(24,418,007)

Total Class I	(7,472,838)	(11,175,546)

Class II Shares
Proceeds from shares issued	4,047,265	10,205,368
Dividends reinvested	–	–
Cost of shares redeemed	(19,615,392)	(24,042,512)

Total Class II	(15,568,127)	(13,837,144)

Class Y Shares
Proceeds from shares issued	67,335,677	275,582,165
Dividends reinvested	–	1,556,760
Cost of shares redeemed	(73,690,795)	(109,138,291)

Total Class Y	(6,355,118)	168,000,634

Change in net assets from capital transactions	$(29,396,083)	$142,987,944

2012 Semiannual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	285,103	1,373,281
Reinvested	–	478

Redeemed	(1,024,768)	(2,520,015)

Total Class I Shares	(739,665)	(1,146,256)

Class II Shares
Issued	391,267	1,121,345
Reinvested	–	–
Redeemed	(1,878,002)	(2,479,007)

Total Class II Shares	(1,486,735)	(1,357,662)

Class Y Shares
Issued	6,560,262	28,221,895
Reinvested	–	165,437
Redeemed	(6,828,617)	(11,571,756)

Total Class Y Shares	(268,355)	16,815,576

Total change in shares	(2,494,755)	14,311,658

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.33	0.01	0.92	0.93	–	–	–	–	$10.26	9.97%	$57,280,645	0.83%	0.28%	0.85%	87.54%
Year Ended December 31, 2011(e)	$9.61	–	(0.28)	(0.28)	–	–	–	–	$9.33	(2.91)%	$58,971,210	0.85%	0.04%	0.85%	82.82%
Year Ended December 31, 2010(e)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%	$71,781,139	0.88%	0.14%	0.88%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%	$20,865,015	0.90%	0.80%	0.90%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.41)%	$140,989	0.89%	0.62%	0.98%	92.12%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.28	–	0.92	0.92	–	–	–	–	$10.20	9.91%	$110,787,615	1.08%	0.03%	1.10%	87.54%
Year Ended December 31, 2011(e)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	–	$9.28	(3.23)%	$114,643,648	1.10%	(0.20)%	1.10%	82.82%
Year Ended December 31, 2010(e)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%	$131,434,049	1.14%	(0.09)%	1.14%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%	$166,476,068	1.14%	0.52%	1.14%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.45)%	$652,992	1.12%	0.44%	1.24%	92.12%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.34	0.02	0.93	0.95	–	–	–	–	$10.29	10.17%	$933,918,776	0.68%	0.44%	0.70%	87.54%
Year Ended December 31, 2011(e)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	–	(0.02)	$9.34	(2.84)%	$850,885,246	0.70%	0.21%	0.70%	82.82%
Year Ended December 31, 2010(e)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%	$715,030,071	0.73%	0.27%	0.73%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%	$285,373,595	0.75%	0.84%	0.75%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	–	(0.03)	$6.74	(32.37)%	$92,696,160	0.75%	0.72%	0.86%	92.12%

Amounts designated as “–”are zero or have been rounded to zero

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)  Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

18	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,086,747,240	$—	$—	$1,086,747,240
Mutual Fund	21,902,498	—	—	21,902,498
Repurchase Agreement	8,425,525	—	—	8,425,525
Total	$1,117,075,263	$—	$—	$1,117,075,263
*	See Statement of Investments for identification of Fund Investments by type and industry classification.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)  Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)  Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)  Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)  Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant

20	Semiannual Report 2012

risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$8,392,479	$8,425,525

(f)  Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)  Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

“non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)  Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company (a)
Neuberger Berman Management, LLC (b)
Pyramis Global Advisors, LLC (a)
Wells Capital Management, Inc. (b)
Winslow Capital Management, Inc.

(a)	Effective April 2, 2012, Massachusetts Financial Services Company and Pyramis Global Advisors, LLC were each appointed as a subadviser to the Fund.

(b)	Effective March 30, 2012, Neuberger Berman Management, LLC and Wells Capital Management, Inc. were each terminated and ceased serving as a subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

22	Semiannual Report 2012

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $101,532, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,169.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $133,751 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $957,209,246 and sales of $970,489,718 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

24	Semiannual Report 2012

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $4,664 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,045,216,446	$112,088,119	$(40,229,302)	$71,858,817

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Approval of Subadvisory Agreements

At the March 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Multi-Manager Large Cap Growth Fund (the “Fund”), an investment subadvisory agreement with Massachusetts Financial Services Company (“MFS”) and Pyramis Global Advisors, LLC (“Pyramis”) (each a “subadviser” and together the “subadvisers”) (the “Subadvisory Agreements”). The Trustees were provided with detailed materials relating to MFS and Pyramis in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

2012 Semiannual Report	25

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

26	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

In making their determinations, the Trustees took into account each subadviser’s management style, investment philosophy and process, past performance, personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreements, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreements and information regarding fee arrangements, including the structure of the subadvisory fees, the fact that NFA pays MFS and Pyramis out of its advisory fees, the method of computing fees, and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by MFS and Pyramis were consistent with the terms of the Subadvisory Agreements;

—	The prospects for satisfactory investment performance were reasonable; and

—

The cost of services to be provided by MFS and Pyramis to the Fund appeared to be fair and reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreements.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

28	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

30	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	33

NVIT Multi-Manager Large Cap Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

29	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Large Cap Value Fund			Beginning Account Value ($) 01/01/12	Ending Account Value ($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,065.80	4.21	0.82
	Hypothetical	[b]	1,000.00	1,020.79	4.12	0.82
Class II Shares	Actual		1,000.00	1,064.70	5.49	1.07
	Hypothetical	[b]	1,000.00	1,019.54	5.37	1.07
Class Y Shares	Actual		1,000.00	1,066.90	3.44	0.67
	Hypothetical	[b]	1,000.00	1,021.53	3.37	0.67

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation †
Common Stocks	98.3%
Mutual Fund	1.4%
Repurchase Agreement	0.6%
Exchange Traded Fund	0.2%
Liabilities in excess of other assets	(0.5%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	10.8%
Pharmaceuticals	8.3%
Diversified Financial Services	6.8%
Insurance	6.9%
Commercial Banks	5.0%
Media	3.9%
Capital Markets	3.6%
Chemicals	3.1%
Energy Equipment & Services	3.0%
Food Products	2.8%
Other Industries*	45.8%

100.0%

Top Holdings ††
JPMorgan Chase & Co.	2.9%
Merck & Co., Inc.	2.7%
Wells Fargo & Co.	2.5%
Pfizer, Inc.	2.2%
General Electric Co.	1.8%
Exxon Mobil Corp.	1.7%
Goldman Sachs Group, Inc. (The)	1.7%
Occidental Petroleum Corp.	1.5%
Fidelity Institutional Money Market Fund—Institutional Class	1.4%
Johnson & Johnson	1.4%
Other Holdings*	80.2%

100.0%

Top Countries ††
United States	92.0%
Switzerland	2.1%
Canada	1.3%
Bermuda	0.8%
Japan	0.6%
Singapore	0.5%
Ireland	0.4%
Netherlands	0.4%
France	0.4%
United Kingdom	0.3%
Other Countries*	1.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value

AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	739,441	$3,040,326

BERMUDA 0.8%
Insurance 0.8%
Everest Re Group Ltd.	42,670	4,415,918
PartnerRe Ltd.	65,300	4,941,251

		9,357,169

CANADA 1.3%
Chemicals 0.5%
Methanex Corp.	204,600	5,696,064

Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd.	286,600	7,695,210

Paper & Forest Products 0.2%
Domtar Corp.	32,380	2,483,870

		15,875,144

FRANCE 0.4%
Food Products 0.4%
Danone SA	79,381	4,933,261

HONG KONG 0.2%
Water Utilities 0.2%
Guangdong Investment Ltd.	3,270,000	2,367,167

IRELAND 0.4%
Health Care Equipment & Supplies 0.4%
Covidien PLC	96,500	5,162,750

JAPAN 0.6%
Oil, Gas & Consumable Fuels 0.2%
INPEX Corp.	401	2,252,217

Pharmaceuticals 0.4%
Daiichi Sankyo Co., Ltd.	290,900	4,905,113

		7,157,330

NETHERLANDS 0.4%
Chemicals 0.4%
Akzo Nobel NV	108,568	5,109,711

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	37,010	3,052,585

SINGAPORE 0.5%
Electronic Equipment, Instruments & Components 0.5%
Flextronics International Ltd.*	946,100	5,865,820

SWITZERLAND 2.1%
Energy Equipment & Services 0.2%
Noble Corp.*	67,900	2,208,787

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Household Durables 0.1%
Garmin Ltd.	42,680	$1,634,217

Insurance 0.9%
ACE Ltd.	39,440	2,923,687
Allied World Assurance Co. Holdings AG	47,460	3,771,646
Swiss Re AG*	65,988	4,160,003

		10,855,336

Pharmaceuticals 0.9%
Roche Holding AG	67,567	11,671,051

		26,369,391

UNITED KINGDOM 0.3%
Auto Components 0.0%†
Delphi Automotive PLC*	30,750	784,125

Insurance 0.3%
Aon PLC	76,190	3,564,168

		4,348,293

UNITED STATES 90.9%
Aerospace & Defense 1.8%
General Dynamics Corp.	50,400	3,324,384
Honeywell International, Inc.	65,110	3,635,743
L-3 Communications Holdings, Inc.	83,100	6,150,231
Lockheed Martin Corp.	46,480	4,047,478
Textron, Inc.	199,040	4,950,125

		22,107,961

Air Freight & Logistics 0.9%
FedEx Corp.	56,110	5,140,237
United Parcel Service, Inc., Class B	71,200	5,607,712

		10,747,949

Auto Components 0.5%
Johnson Controls, Inc.	207,300	5,744,283

Automobiles 0.4%
General Motors Co.*	186,960	3,686,851
Thor Industries, Inc.	67,480	1,849,627

		5,536,478

Beverages 2.3%
Coca-Cola Enterprises, Inc.	159,950	4,484,998
Dr Pepper Snapple Group, Inc.	145,440	6,363,000
Molson Coors Brewing Co., Class B	265,700	11,055,777
PepsiCo, Inc.	101,120	7,145,139

		29,048,914

Capital Markets 3.6%
Ameriprise Financial, Inc.	193,428	10,108,547
Bank of New York Mellon Corp. (The)	82,060	1,801,217
BlackRock, Inc.	47,100	7,998,522
Franklin Resources, Inc.	15,610	1,732,554

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	221,200	$21,204,232
TD Ameritrade Holding Corp.	151,520	2,575,840

		45,420,912

Chemicals 2.2%
Cabot Corp.	37,800	1,538,460
Celanese Corp. Series A	53,110	1,838,668
CF Industries Holdings, Inc.	17,980	3,483,445
Dow Chemical Co. (The)	191,520	6,032,880
Eastman Chemical Co.	37,910	1,909,527
Mosaic Co. (The)	188,750	10,335,950
Rockwood Holdings, Inc.	52,970	2,349,220

		27,488,150

Commercial Banks 5.0%
Comerica, Inc.	208,060	6,389,523
Fifth Third Bancorp	388,850	5,210,590
PNC Financial Services Group, Inc.	165,710	10,126,538
SunTrust Banks, Inc.	80,490	1,950,273
U.S. Bancorp	220,170	7,080,667
Wells Fargo & Co.	951,660	31,823,510

		62,581,101

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.	102,120	1,528,736
Republic Services, Inc.	57,660	1,525,684

		3,054,420

Communications Equipment 2.8%
Cisco Systems, Inc.	871,070	14,956,272
Harris Corp.	159,600	6,679,260
Juniper Networks, Inc.*	322,400	5,258,344
QUALCOMM, Inc.	134,760	7,503,437

		34,397,313

Computers & Peripherals 0.9%
Apple, Inc.*	8,650	5,051,600
Hewlett-Packard Co.	219,750	4,419,172
SanDisk Corp.*	46,150	1,683,552

		11,154,324

Construction & Engineering 0.2%
URS Corp.	70,950	2,474,736

Consumer Finance 1.4%
Capital One Financial Corp.	207,860	11,361,627
Discover Financial Services	165,510	5,723,336

		17,084,963

Containers & Packaging 0.2%
Sealed Air Corp.	141,400	2,183,216

Diversified Consumer Services 0.5%
DeVry, Inc.	214,700	6,649,259

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services 6.8%
Bank of America Corp.	1,410,920	$11,541,325
Citigroup, Inc.	526,880	14,441,781
JPMorgan Chase & Co.	1,005,990	35,944,023
Moody’s Corp.	117,380	4,290,239
NASDAQ OMX Group, Inc. (The)	562,466	12,751,104
NYSE Euronext	229,800	5,878,284

		84,846,756

Diversified Telecommunication Services 1.4%
AT&T, Inc.	341,120	12,164,339
CenturyLink, Inc.	128,340	5,068,147

		17,232,486

Electric Utilities 1.8%
American Electric Power Co., Inc.	56,020	2,235,198
Edison International	43,760	2,021,712
Entergy Corp.	111,400	7,562,946
Exelon Corp.	37,690	1,417,898
FirstEnergy Corp.	79,850	3,927,821
NV Energy, Inc.	313,250	5,506,935

		22,672,510

Electrical Equipment 0.2%
Hubbell, Inc., Class B	24,040	1,873,678

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	97,500	3,198,975
Corning, Inc.	143,620	1,857,007

		5,055,982

Energy Equipment & Services 2.9%
Baker Hughes, Inc.	258,800	10,636,680
Cameron International Corp.*	153,124	6,539,926
Halliburton Co.	392,800	11,151,592
National Oilwell Varco, Inc.	45,320	2,920,421
Schlumberger Ltd.	65,630	4,260,043

		35,508,662

Food & Staples Retailing 1.4%
CVS Caremark Corp.	254,890	11,911,010
Kroger Co. (The)	146,720	3,402,437
Wal-Mart Stores, Inc.	25,870	1,803,656

		17,117,103

Food Products 2.4%
Archer-Daniels-Midland Co.	228,500	6,745,320
Bunge Ltd.	77,530	4,864,232
ConAgra Foods, Inc.	140,230	3,636,164
Dean Foods Co.*	111,610	1,900,718
General Mills, Inc.	85,280	3,286,691
Ingredion, Inc.	79,200	3,921,984
Kraft Foods, Inc., Class A	97,230	3,755,023
Smithfield Foods, Inc.*	97,430	2,107,411

		30,217,543

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Gas Utilities 0.4%
UGI Corp.	165,900	$4,882,437

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	65,920	3,503,648
Medtronic, Inc.	315,900	12,234,807
St. Jude Medical, Inc.	66,990	2,673,571

		18,412,026

Health Care Providers & Services 2.8%
Aetna, Inc.	105,010	4,071,238
Brookdale Senior Living, Inc.* (a)	170,400	3,022,896
Cigna Corp.	80,670	3,549,480
HCA Holdings, Inc.	179,290	5,455,795
Humana, Inc.	34,570	2,677,101
McKesson Corp.	42,270	3,962,812
UnitedHealth Group, Inc.	31,150	1,822,275
Universal Health Services, Inc., Class B	225,200	9,719,632

		34,281,229

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	177,930	6,097,661
International Game Technology	119,440	1,881,180
Royal Caribbean Cruises Ltd.	95,160	2,477,015

		10,455,856

Household Durables 0.9%
Newell Rubbermaid, Inc.	255,370	4,632,412
PulteGroup, Inc.*	190,940	2,043,058
Toll Brothers, Inc.*	132,580	3,941,603

		10,617,073

Household Products 1.7%
Energizer Holdings, Inc.*	186,810	14,057,453
Procter & Gamble Co. (The)	123,470	7,562,537

		21,619,990

Independent Power Producers & Energy Traders 0.7%
AES Corp. (The)*	398,780	5,116,348
NRG Energy, Inc.*	199,670	3,466,271

		8,582,619

Industrial Conglomerates 1.8%
General Electric Co.	1,102,990	22,986,312

Information Technology Services 2.1%
Booz Allen Hamilton Holding Corp. (a)	489,000	7,471,920
Paychex, Inc.	211,800	6,652,638
Western Union Co. (The)	694,500	11,695,380

		25,819,938

Insurance 4.9%
Aflac, Inc.	126,410	5,383,802
American International Group, Inc.*	73,080	2,345,137
Berkshire Hathaway, Inc., Class B*	38,200	3,183,206
Chubb Corp. (The)	73,300	5,337,706
Marsh & McLennan Cos., Inc.	167,580	5,401,103

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Insurance (continued)
MetLife, Inc.	150,450	$4,641,383
Principal Financial Group, Inc.	216,300	5,673,549
Progressive Corp. (The)	232,900	4,851,307
Prudential Financial, Inc.	166,600	8,068,438
Reinsurance Group of America, Inc.	117,400	6,246,854
StanCorp Financial Group, Inc.	65,100	2,419,116
Travelers Cos., Inc. (The)	41,990	2,680,642
Unum Group	252,600	4,832,238

		61,064,481

Internet Software & Services 0.7%
Google, Inc., Class A*	14,320	8,306,602

Leisure Equipment & Products 0.2%
Mattel, Inc.	82,620	2,680,193

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	148,200	5,815,368
Thermo Fisher Scientific, Inc.	82,790	4,297,629

		10,112,997

Machinery 1.7%
AGCO Corp.*	56,900	2,602,037
Cummins, Inc.	29,450	2,853,999
Eaton Corp. (a)	164,050	6,501,302
PACCAR, Inc.	109,500	4,291,305
Stanley Black & Decker, Inc.	75,630	4,867,547

		21,116,190

Media 3.9%
CBS Corp. Non-Voting Shares, Class B	57,054	1,870,230
Comcast Corp., Class A	196,450	6,280,507
Interpublic Group of Cos., Inc. (The)	146,860	1,593,431
News Corp., Class A	374,470	8,346,936
Omnicom Group, Inc.	115,650	5,620,590
Time Warner Cable, Inc.	53,240	4,371,004
Time Warner, Inc.	191,170	7,360,045
Viacom, Inc., Class B	97,050	4,563,291
Walt Disney Co. (The)	188,850	9,159,225

		49,165,259

Metals & Mining 0.6%
Cliffs Natural Resources, Inc.	69,910	3,445,864
Molycorp, Inc.*	181,910	3,920,160

		7,366,024

Multiline Retail 1.7%
Kohl’s Corp.	240,300	10,931,247
Macy’s, Inc.	217,130	7,458,415
Target Corp.	50,400	2,932,776

		21,322,438

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Multi-Utilities 0.5%
Alliant Energy Corp.	41,120	$1,873,838
Sempra Energy	61,370	4,227,166

		6,101,004

Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	144,324	9,554,249
Apache Corp.	58,250	5,119,593
Chevron Corp.	140,840	14,858,620
Cobalt International Energy, Inc.*	388,300	9,125,050
CONSOL Energy, Inc.	142,600	4,312,224
EOG Resources, Inc.	74,066	6,674,087
Exxon Mobil Corp.	248,640	21,276,125
Marathon Oil Corp.	84,900	2,170,893
Marathon Petroleum Corp.	134,490	6,041,291
Occidental Petroleum Corp.	219,740	18,847,100
Phillips 66*	4,980	165,535
QEP Resources, Inc.	70,500	2,112,885
Southwestern Energy Co.*	301,500	9,626,895
Valero Energy Corp.	353,090	8,527,123
Whiting Petroleum Corp.*	67,900	2,792,048
WPX Energy, Inc.*	238,140	3,853,105

		125,056,823

Paper & Forest Products 0.4%
International Paper Co.	180,080	5,206,113

Personal Products 0.2%
Avon Products, Inc.	125,480	2,034,031

Pharmaceuticals 7.0%
Abbott Laboratories	74,310	4,790,766
Eli Lilly & Co.	41,470	1,779,478
Johnson & Johnson	255,723	17,276,646
Merck & Co., Inc.	806,230	33,660,102
Mylan, Inc.*	83,990	1,794,866
Pfizer, Inc.	1,203,220	27,674,060

		86,975,918

Real Estate Investment Trusts (REITs) 2.0%
Federal Realty Investment Trust	34,970	3,640,027
Hatteras Financial Corp.	128,700	3,680,820
Public Storage	14,060	2,030,405
Simon Property Group, Inc.	21,020	3,271,973
Vornado Realty Trust	34,900	2,930,902
Weyerhaeuser Co.	441,550	9,873,058

		25,427,185

Road & Rail 0.5%
Norfolk Southern Corp.	40,900	2,935,393
Union Pacific Corp.	23,270	2,776,344

		5,711,737

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	203,150	$5,413,947
Texas Instruments, Inc.	93,640	2,686,532

		8,100,479

Software 1.4%
Activision Blizzard, Inc.	207,840	2,492,002
Electronic Arts, Inc.*	138,930	1,715,785
Microsoft Corp.	116,560	3,565,570
Oracle Corp.	326,820	9,706,554

		17,479,911

Specialty Retail 0.3%
American Eagle Outfitters, Inc.	126,430	2,494,464
Sally Beauty Holdings, Inc.*	60,970	1,569,368

		4,063,832

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	32,830	2,553,846

Tobacco 0.1%
Lorillard, Inc.	12,890	1,700,835

Trading Companies & Distributors 0.2%
United Rentals, Inc.*	67,560	2,299,742

		1,131,701,819

Total Common Stocks (cost $1,235,759,967)		1,224,340,766

Exchange Traded Fund 0.2%
UNITED STATES 0.2%
iShares Russell 1000 Value Index Fund	37,530	2,560,672

Total Exchange Traded Fund (cost $2,476,436)		2,560,672

Mutual Fund 1.4%
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	17,817,429	17,817,429

Total Mutual Fund (cost $17,817,429)		17,817,429

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreement 0.6%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $7,016,447, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% —10.75%, maturing 09/15/13 —06/20/42; total market value $7,156,676. (c)	$7,016,348	$7,016,348

Total Repurchase Agreement (cost $7,016,348)		7,016,348

Total Investments (cost $1,263,070,180) (d) — 100.5%		1,251,735,215

Liabilities in excess of other assets — (0.5)%		(6,777,543)

NET ASSETS — 100.0%		$1,244,957,672

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $7,131,824.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $7,016,348.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,256,053,832)	$1,244,718,867
Repurchase agreement, at value and cost	7,016,348

Total Investments	1,251,735,215

Cash	28,164
Dividends receivable	1,768,083
Security lending income receivable	2,705
Receivable for investments sold	40,829,659
Receivable for capital shares issued	1,253,747
Reclaims receivable	160,315
Prepaid expenses	14,374

Total Assets	1,295,792,262

Liabilities:
Payable for investments purchased	42,528,427
Payable for capital shares redeemed	583,636
Payable upon return of securities loaned (Note 2)	7,016,348
Accrued expenses and other payables:
Investment advisory fees	603,868
Fund administration fees	30,045
Distribution fees	10,121
Administrative servicing fees	9,347
Accounting and transfer agent fees	23,732
Trustee fees	453
Custodian fees	5,978
Compliance program costs (Note 3)	1,333
Professional fees	4,985
Printing fees	16,317

Total Liabilities	50,834,590

Net Assets	$1,244,957,672

Represented by:
Capital	$1,204,044,560
Accumulated undistributed net investment income	10,196,784
Accumulated net realized gains from investment and foreign currency	42,056,001
Net unrealized appreciation/(depreciation) from investments	(11,334,965)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,708)

Net Assets	$1,244,957,672

Net Assets:
Class I Shares	$22,720,529
Class II Shares	51,722,613
Class Y Shares	1,170,514,530

Total	$1,244,957,672

*	Includes value of securities on loan of $7,131,824 (Note 2).

2012 Semiannual Report	13

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,644,500
Class II Shares	6,042,758
Class Y Shares	135,964,409

Total	144,651,667

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.59
Class II Shares	$8.56
Class Y Shares	$8.61

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$14,579,526
Income from securities lending (Note 2)	13,578
Other income	307
Foreign tax withholding	(122,925)

Total Income	14,470,486

EXPENSES:
Investment advisory fees	3,940,590
Fund administration fees	200,282
Distribution fees Class II Shares	63,479
Administrative servicing fees Class I Shares	17,989
Administrative servicing fees Class II Shares	38,087
Professional fees	31,279
Printing fees	9,066
Trustee fees	25,795
Custodian fees	22,370
Compliance program costs (Note 3)	2,194
Other	16,628

Total expenses before earnings credit and fees waived	4,367,759

Earnings credit (Note 4)	(15)
Investment advisory fees waived (Note 3)	(103,992)

Net Expenses	4,263,752

NET INVESTMENT INCOME	10,206,734

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	72,976,174
Net realized losses from foreign currency transactions (Note 2)	(22,236)

Net realized gains from investment and foreign currency transactions	72,953,938

Net change in unrealized appreciation/(depreciation) from investments	(7,385,892)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,116)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,390,008)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	65,563,930

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$75,770,664

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$10,206,734	$13,558,357
Net realized gains from investment and foreign currency transactions	72,953,938	19,594,799
Net change in unrealized depreciation from investments and translations of assets and liabilities denominated in foreign currencies	(7,390,008)	(86,033,202)

Change in net assets resulting from operations	75,770,664	(52,880,046)

Distributions to Shareholders From:
Net investment income:
Class I	–	(288,094)
Class II	–	(443,869)
Class Y	–	(12,811,117)
Net realized gains:
Class I	–	(846,906)
Class II	–	(1,731,672)
Class Y	–	(39,073,539)

Change in net assets from shareholder distributions	–	(55,195,197)

Change in net assets from capital transactions	43,919,559	429,827,953

Change in net assets	119,690,223	321,752,710

Net Assets:
Beginning of period	1,125,267,449	803,514,739

End of period	$1,244,957,672	$1,125,267,449

Accumulated undistributed (distributions in excess of) net investment income at end of period	$10,196,784	$(9,950)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$797,687	$5,893,457
Dividends reinvested	–	1,135,000
Cost of shares redeemed	(3,206,974)	(12,917,963)

Total Class I	(2,409,287)	(5,889,506)

Class II Shares
Proceeds from shares issued	4,569,423	9,676,756
Dividends reinvested	–	2,175,541
Cost of shares redeemed	(4,305,295)	(9,719,334)

Total Class II	264,128	2,132,963

Class Y Shares
Proceeds from shares issued	84,780,093	439,579,476
Dividends reinvested	–	51,884,656
Cost of shares redeemed	(38,715,375)	(57,879,636)

Total Class Y	46,064,718	433,584,496

Change in net assets from capital transactions	$43,919,559	$429,827,953

16	Semiannual Report 2012

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	92,098	650,741
Reinvested	–	138,625
Redeemed	(370,007)	(1,440,359)

Total Class I Shares	(277,909)	(650,993)

Class II Shares
Issued	518,860	1,120,225
Reinvested	–	267,324
Redeemed	(501,376)	(1,116,765)

Total Class II Shares	17,484	270,784

Class Y Shares
Issued	9,809,959	51,158,755
Reinvested	–	6,343,388
Redeemed	(4,362,956)	(7,027,407)

Total Class Y Shares	5,447,003	50,474,736

Total change in shares	5,186,578	50,094,527

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.06	0.07	0.46	0.53	–	–	–	$8.59	6.58%	$22,720,529	0.82%	1.51%	0.84%	75.06%
Year Ended December 31, 2011(e)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83)%	$23,554,161	0.84%	1.21%	0.84%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%	$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%	$6,982,599	0.89%	1.28%	0.89%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33.19)%	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.04	0.05	0.47	0.52	–	–	–	$8.56	6.47%	$51,722,613	1.07%	1.28%	1.09%	75.06%
Year Ended December 31, 2011(e)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09)%	$48,441,288	1.10%	0.96%	1.10%	81.38%
Year Ended December 31, 2010(e)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%	$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009(e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%	$49,508,983	1.14%	1.04%	1.14%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33.34)%	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.07	0.07	0.47	0.54	–	–	–	$8.61	6.69%	$1,170,514,530	0.67%	1.68%	0.69%	75.06%
Year Ended December 31, 2011(e)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69)%	$1,053,272,000	0.70%	1.44%	0.70%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%	$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%	$285,142,120	0.74%	1.50%	0.74%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33.16)%	$93,079,713	0.77%	1.66%	0.87%	72.96%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$22,107,961	$—	$—	$22,107,961
Air Freight & Logistics	10,747,949	3,040,326	—	13,788,275
Airlines	3,052,585	—	—	3,052,585
Auto Components	6,528,408	—	—	6,528,408
Automobiles	5,536,478	—	—	5,536,478
Beverages	29,048,914	—	—	29,048,914
Capital Markets	45,420,912	—	—	45,420,912
Chemicals	33,184,214	5,109,711	—	38,293,925
Commercial Banks	62,581,101	—	—	62,581,101
Commercial Services & Supplies	3,054,420	—	—	3,054,420
Communications Equipment	34,397,313	—	—	34,397,313
Computers & Peripherals	11,154,324	—	—	11,154,324
Construction & Engineering	2,474,736	—	—	2,474,736
Consumer Finance	17,084,963	—	—	17,084,963
Containers & Packaging	2,183,216	—	—	2,183,216
Diversified Consumer Services	6,649,259	—	—	6,649,259
Diversified Financial Services	84,846,756	—	—	84,846,756
Diversified Telecommunication Services	17,232,486	—	—	17,232,486
Electric Utilities	22,672,510	—	—	22,672,510
Electrical Equipment	1,873,678	—	—	1,873,678
Electronic Equipment, Instruments & Components	10,921,802	—	—	10,921,802
Energy Equipment & Services	37,717,449	—	—	37,717,449
Food & Staples Retailing	17,117,103	—	—	17,117,103
Food Products	30,217,543	4,933,261	—	35,150,804
Gas Utilities	4,882,437	—	—	4,882,437
Health Care Equipment & Supplies	23,574,776	—	—	23,574,776
Health Care Providers & Services	34,281,229	—	—	34,281,229
Hotels, Restaurants & Leisure	10,455,856	—	—	10,455,856
Household Durables	12,251,290	—	—	12,251,290
Household Products	21,619,990	—	—	21,619,990
Independent Power Producers & Energy Traders	8,582,619	—	—	8,582,619
Industrial Conglomerates	22,986,312	—	—	22,986,312
Information Technology Services	25,819,938	—	—	25,819,938
Insurance	80,681,151	4,160,003	—	84,841,154
Internet Software & Services	8,306,602	—	—	8,306,602
Leisure Equipment & Products	2,680,193	—	—	2,680,193
Life Sciences Tools & Services	10,112,997	—	—	10,112,997
Machinery	21,116,190	—	—	21,116,190
Media	49,165,259	—	—	49,165,259
Metals & Mining	7,366,024	—	—	7,366,024
Multiline Retail	21,322,438	—	—	21,322,438
Multi-Utilities	6,101,004	—	—	6,101,004
Oil, Gas & Consumable Fuels	132,752,033	2,252,217	—	135,004,250
Paper & Forest Products	7,689,983	—	—	7,689,983
Personal Products	2,034,031	—	—	2,034,031
Pharmaceuticals	86,975,918	16,576,164	—	103,552,082
Real Estate Investment Trusts (REITs)	25,427,185	—	—	25,427,185
Road & Rail	5,711,737	—	—	5,711,737

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$8,100,479	$—	$—	$8,100,479
Software	17,479,911	—	—	17,479,911
Specialty Retail	4,063,832	—	—	4,063,832
Textiles, Apparel & Luxury Goods	2,553,846	—	—	2,553,846
Tobacco	1,700,835	—	—	1,700,835
Trading Companies & Distributors	2,299,742	—	—	2,299,742
Water Utilities	—	2,367,167	—	2,367,167
Total Common Stocks	$1,185,901,917	$38,438,849	$—	$1,224,340,766
Exchange-Traded Fund	2,560,672	—	—	2,560,672
Mutual Fund	17,817,429	—	—	17,817,429
Repurchase Agreements	—	7,016,348	—	7,016,348
Total	$1,206,280,018	$45,455,197	$—	$1,251,735,215

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

22	Semiannual Report 2012

(e)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral(a)
$7,131,824	$7,016,348

(a)	Amounts are as of June 30, 2012. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

24	Semiannual Report 2012

Subadvisers
Wellington Management Company, LLP
Goldman Sachs Asset Management, L.P. (a)
Massachusetts Financial Services Company (b)
The Boston Company Asset Management, LLC

(a)	Effective March 30, 2012, Goldman Sachs Asset Management, L.P. was terminated and ceased serving as a subadviser to the Fund.

(b)	Effective April 2, 2012, Massachusetts Financial Services Company was appointed as a subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $103,992, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,194.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $56,076 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

26	Semiannual Report 2012

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $962,874,315 and sales of $911,310,877 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $38,158 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,275,110,638	$50,893,299	$(74,268,722)	$(23,375,423)

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	29

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

30	Semiannual Report 2012

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

At the March 2012 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Multi-Manager Large Cap Value Fund (the “Fund”), an investment subadvisory agreement with Massachusetts Financial Services Company (“MFS”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to MFS in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, MFS’s past performance, MFS’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the subadvisory fees, the fact that NFA pays MFS out of its advisory fees, the method of computing fees, and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by MFS were consistent with the terms of the Subadvisory Agreement;

—	The prospects for satisfactory investment performance were reasonable; and

—

The cost of services to be provided by MFS to the Fund appeared to be fair and reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

A discussion of the Board’s considerations in approving the Fund’s investment advisory agreement with NFA is included above.

2012 Semiannual Report	31

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply
				International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

32	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	33

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36	Semiannual Report 2012

NVIT Multi-Manager Mid Cap Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Mid Cap Growth Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,107.00	4.61	0.88
	Hypothetical	[b]	1,000.00	1,020.49	4.42	0.88
Class II Shares	Actual		1,000.00	1,106.00	5.92	1.13
	Hypothetical	[b]	1,000.00	1,019.24	5.67	1.13
Class Y Shares	Actual		1,000.00	1,107.60	4.24	0.81
	Hypothetical	[b]	1,000.00	1,020.84	4.07	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.7%
Repurchase Agreements	8.5%
Mutual Fund	2.1%
Liabilities in excess of other assets	(8.3%)

100.0%

Top Industries ††
Software	8.6%
Specialty Retail	7.1%
Machinery	4.6%
Biotechnology	4.2%
Internet Software & Services	4.2%
Information Technology Services	4.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.3%
Aerospace & Defense	3.2%
Road & Rail	3.1%
Other Industries*	54.3%

100.0%

Top Holdings ††
SBA Communications Corp., Class A	2.1%
Fidelity Institutional Money Market Fund—Institutional Class	2.0%
Airgas, Inc.	2.0%
Kansas City Southern	1.6%
Alexion Pharmaceuticals, Inc.	1.6%
Affiliated Managers Group, Inc.	1.4%
Alliance Data Systems Corp.	1.4%
Trimble Navigation Ltd.	1.4%
TransDigm Group, Inc.	1.2%
Aspen Technology, Inc.	1.2%
Other Holdings*	84.1%

100.0%

Top Countries ††
United States	87.3%
Israel	1.4%
Singapore	1.1%
Netherlands	0.8%
Panama	0.8%
Argentina	0.6%
Canada	0.2%
Other Countries*	7.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.7%

	Shares	Market Value

ARGENTINA 0.6%
Internet Software & Services 0.6%
MercadoLibre, Inc.	62,400	$4,729,920

CANADA 0.3%
Road & Rail 0.3%
Canadian Pacific Railway Ltd.	25,600	1,875,456

ISRAEL 1.6%
Household Durables 0.7%
SodaStream International Ltd.* (a)	120,700	4,945,079

Semiconductors & Semiconductor Equipment 0.5%
EZchip Semiconductor Ltd.* (a)	94,800	3,795,792

Software 0.4%
Check Point Software Technologies Ltd.*	68,000	3,372,120

		12,112,991

NETHERLANDS 0.9%
Electrical Equipment 0.4%
Sensata Technologies Holding NV* (a)	110,300	2,953,834

Energy Equipment & Services 0.5%
Core Laboratories NV	30,900	3,581,310

		6,535,144

PANAMA 0.8%
Airlines 0.8%
Copa Holdings SA, Class A	78,600	6,482,928

SINGAPORE 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Ltd.	264,000	9,477,600

UNITED STATES 92.3%
Aerospace & Defense 3.5%
BE Aerospace, Inc.*	87,200	3,807,152
HEICO Corp.(a)	98,000	3,872,960
Precision Castparts Corp.	24,300	3,997,107
TransDigm Group, Inc.*	72,800	9,777,040
Triumph Group, Inc.	96,800	5,446,936

		26,901,195

Auto Components 1.0%
BorgWarner, Inc.* (a)	87,300	5,726,007
Gentex Corp.	100,900	2,105,783

		7,831,790

Automobiles 0.6%
Tesla Motors, Inc.* (a)	147,006	4,599,818

Beverages 1.7%
Beam, Inc.	33,000	2,062,170
Boston Beer Co., Inc. (The), Class A* (a)	53,500	6,473,500
Monster Beverage Corp.*	63,300	4,506,960

		13,042,630

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Biotechnology 4.5%
Alexion Pharmaceuticals, Inc.*	134,900	$13,395,570
BioMarin Pharmaceutical, Inc.*	154,052	6,097,378
Cepheid, Inc.*	157,100	7,030,225
Cubist Pharmaceuticals, Inc.*	184,300	6,986,813
Threshold Pharmaceuticals, Inc.* (a)	210,000	1,554,000

		35,063,986

Building Products 0.3%
Fortune Brands Home & Security, Inc.*	110,400	2,458,608

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	108,100	11,831,545
Raymond James Financial, Inc.	77,300	2,646,752

		14,478,297

Chemicals 2.9%
Airgas, Inc.	196,900	16,541,569
Ashland, Inc.	54,900	3,805,119
Sigma-Aldrich Corp.	30,000	2,217,900

		22,564,588

Commercial Services & Supplies 1.0%
Stericycle, Inc.*	82,600	7,571,942

Communications Equipment 1.1%
F5 Networks, Inc.*	70,000	6,969,200
Finisar Corp.* (a)	87,600	1,310,496

		8,279,696

Containers & Packaging 0.2%
Rock-Tenn Co., Class A	33,000	1,800,150

Diversified Financial Services 0.6%
IntercontinentalExchange, Inc.*	35,223	4,789,624

Diversified Telecommunication Services 0.8%
Iridium Communications, Inc.* (a)	530,300	4,751,488
tw telecom, inc.*	56,500	1,449,790

		6,201,278

Electrical Equipment 1.5%
AMETEK, Inc.	115,900	5,784,569
Roper Industries, Inc.	60,700	5,983,806

		11,768,375

Electronic Equipment, Instruments & Components 2.2%
FEI Co.*	72,200	3,454,048
National Instruments Corp.	72,000	1,933,920
Trimble Navigation Ltd.*	250,771	11,537,974

		16,925,942

Energy Equipment & Services 1.9%
Cameron International Corp.*	44,600	1,904,866
GulfMark Offshore, Inc., Class A*	85,400	2,907,016
Oceaneering International, Inc.	27,500	1,316,150
Oil States International, Inc.*	131,000	8,672,200

		14,800,232

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food & Staples Retailing 1.3%
Fresh Market, Inc. (The)*	62,900	$3,373,327
PriceSmart, Inc.	33,000	2,227,830
Whole Foods Market, Inc.	45,000	4,289,400

		9,890,557

Food Products 1.1%
Hain Celestial Group, Inc. (The)*	77,100	4,243,584
Mead Johnson Nutrition Co.	50,600	4,073,806

		8,317,390

Health Care Equipment & Supplies 3.2%
Align Technology, Inc.*	92,400	3,091,704
Edwards Lifesciences Corp.*	30,800	3,181,640
HeartWare International, Inc.* (a)	26,800	2,379,840
Intuitive Surgical, Inc.*	7,100	3,931,909
MAKO Surgical Corp.* (a)	134,400	3,441,984
Masimo Corp.*	66,100	1,479,318
NxStage Medical, Inc.*	63,300	1,060,908
Thoratec Corp.*	106,472	3,575,330
Volcano Corp.*	106,400	3,048,360

		25,190,993

Health Care Providers & Services 3.7%
Catalyst Health Solutions, Inc.*	65,400	6,110,976
DaVita, Inc.*	38,600	3,790,906
Hanger, Inc.*	189,857	4,867,934
HMS Holdings Corp.*	137,300	4,573,463
Laboratory Corp of America Holdings*	44,700	4,139,667
Team Health Holdings, Inc.*	202,000	4,866,180

		28,349,126

Health Care Technology 2.0%
athenahealth, Inc.* (a)	49,900	3,950,583
Cerner Corp.*	89,200	7,373,272
SXC Health Solutions Corp.* (a)	41,600	4,127,136

		15,450,991

Hotels, Restaurants & Leisure 0.8%
Chipotle Mexican Grill, Inc.*	10,000	3,799,500
Starwood Hotels & Resorts Worldwide, Inc.	50,400	2,673,216

		6,472,716

Household Products 0.6%
Church & Dwight Co., Inc.	82,700	4,587,369

Information Technology Services 4.3%
Alliance Data Systems Corp.* (a)	87,400	11,799,000
Cognizant Technology Solutions Corp., Class A*	60,600	3,636,000
Gartner, Inc.*	201,553	8,676,856
ServiceSource International, Inc.* (a)	292,168	4,046,527

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Information Technology Services (continued)
VeriFone Systems, Inc.*	163,900	$5,423,451

		33,581,834

Internet & Catalog Retail 0.3%
HomeAway, Inc.* (a)	12,623	274,424
TripAdvisor, Inc.*	52,879	2,363,163

		2,637,587

Internet Software & Services 3.9%
Angie’s List, Inc.* (a)	142,160	2,251,814
DealerTrack Holdings, Inc.*	207,556	6,249,511
Equinix, Inc.*	22,400	3,934,560
ExactTarget, Inc.* (a)	98,566	2,154,653
Liquidity Services, Inc.*	148,700	7,611,953
LogMeIn, Inc.*	121,874	3,719,595
Rackspace Hosting, Inc.*	94,400	4,147,936

		30,070,022

Leisure Equipment & Products 0.5%
LeapFrog Enterprises, Inc.*	413,882	4,246,429

Life Sciences Tools & Services 0.6%
Bruker Corp.*	221,303	2,945,543
Illumina, Inc.* (a)	42,100	1,700,419

		4,645,962

Machinery 4.9%
Chart Industries, Inc.*	95,900	6,594,084
Colfax Corp.*	101,459	2,797,225
Cummins, Inc.	19,600	1,899,436
Donaldson Co., Inc.	140,600	4,691,822
Graco, Inc.	115,100	5,303,808
Joy Global, Inc.	64,500	3,659,085
Pall Corp.	74,400	4,077,864
Rexnord Corp.*	190,089	3,809,383
Wabtec Corp.	69,800	5,445,098

		38,277,805

Media 0.7%
AMC Networks, Inc., Class A*	71,200	2,531,160
Discovery Communications, Inc., Class A*	49,400	2,667,600

		5,198,760

Multiline Retail 1.1%
Dollar Tree, Inc.*	155,000	8,339,000

Oil, Gas & Consumable Fuels 3.6%
Approach Resources, Inc.*	139,120	3,553,125
Cabot Oil & Gas Corp.	195,000	7,683,000
Concho Resources, Inc.*	41,800	3,558,016
Denbury Resources, Inc.*	146,400	2,212,104

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.* (a)	457,600	$3,756,896
Oasis Petroleum, Inc.*	13,000	314,340
Plains Exploration & Production Co.*	103,900	3,655,202
SM Energy Co.	59,200	2,907,312

		27,639,995

Pharmaceuticals 2.6%
Auxilium Pharmaceuticals, Inc.*	193,600	5,205,904
Impax Laboratories, Inc.*	207,500	4,206,025
Medicis Pharmaceutical Corp., Class A	49,500	1,690,425
Perrigo Co.	41,800	4,929,474
Salix Pharmaceuticals Ltd.*	71,600	3,897,904

		19,929,732

Professional Services 1.5%
Advisory Board Co. (The)*	49,600	2,459,664
Verisk Analytics, Inc., Class A*	187,055	9,214,329

		11,673,993

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A*	238,900	3,908,404
Jones Lang LaSalle, Inc.	60,600	4,264,422

		8,172,826

Road & Rail 3.1%
Hertz Global Holdings, Inc.*	360,418	4,613,350
J.B. Hunt Transport Services, Inc.	94,900	5,656,040
Kansas City Southern	198,100	13,779,836

		24,049,226

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	77,000	2,605,680
Cavium, Inc.* (a)	71,200	1,993,600
M/A-COM Technology Solutions Holdings, Inc.* (a)	113,466	2,099,121
Microchip Technology, Inc. (a)	60,500	2,001,340

		8,699,741

Software 8.9%
ANSYS, Inc.*	77,400	4,884,714
Ariba, Inc.*	36,600	1,638,216
Aspen Technology, Inc.*	421,100	9,748,465
Autodesk, Inc.*	90,400	3,163,096
BroadSoft, Inc.* (a)	178,300	5,163,568
Citrix Systems, Inc.*	58,700	4,927,278
CommVault Systems, Inc.*	81,100	4,020,127
Concur Technologies, Inc.* (a)	14,900	1,014,690
Fortinet, Inc.*	251,706	5,844,613
Informatica Corp.*	77,200	3,270,192
MICROS Systems, Inc.*	84,400	4,321,280
NetSuite, Inc.*	42,700	2,338,679

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
QLIK Technologies, Inc.*	126,500	$2,798,180
Red Hat, Inc.*	68,800	3,885,824
Salesforce.com, Inc.*	25,300	3,497,978
Solera Holdings, Inc.	5,200	217,308
TIBCO Software, Inc.*	232,000	6,941,440
Ultimate Software Group, Inc.*	11,300	1,007,056

		68,682,704

Specialty Retail 7.7%
Bed Bath & Beyond, Inc.*	65,500	4,047,900
Dick's Sporting Goods, Inc.	100,000	4,800,000
DSW, Inc., Class A	154,203	8,388,643
GNC Holdings, Inc., Class A	182,585	7,157,332
Hibbett Sports, Inc.*	79,762	4,603,065
O'Reilly Automotive, Inc.*	60,700	5,084,839
Ross Stores, Inc.	126,700	7,914,949
Select Comfort Corp.*	116,123	2,429,293
Tractor Supply Co.	79,500	6,603,270
Ulta Salon Cosmetics & Fragrance, Inc.	73,400	6,854,092
Urban Outfitters, Inc.*	72,000	1,986,480

		59,869,863

Textiles, Apparel & Luxury Goods 3.0%
Coach, Inc.	60,300	3,526,344
Fifth & Pacific Cos., Inc.* (a)	233,300	2,503,309
PVH Corp.	106,700	8,300,193
Under Armour, Inc., Class A* (a)	55,400	5,234,192
Vera Bradley, Inc.* (a)	78,700	1,658,996
Warnaco Group, Inc. (The)*	47,500	2,022,550

		23,245,584

Trading Companies & Distributors 2.0%
Fastenal Co.(a)	148,600	5,990,066
MSC Industrial Direct Co., Inc., Class A	50,200	3,290,610
WESCO International, Inc.*	102,900	5,921,895

		15,202,571

Transportation Infrastructure 0.3%
Wesco Aircraft Holdings, Inc.*	201,400	2,563,822

Wireless Telecommunication Services 2.8%
Crown Castle International Corp.*	79,900	4,686,934
SBA Communications Corp., Class A*	304,929	17,396,199

		22,083,133

		716,147,882

Total Common Stocks (cost $634,376,660)		757,361,921

10	Semiannual Report 2012

Mutual Fund 2.1%

	Shares	Market Value

Money Market Fund 2.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	16,569,886	$16,569,886

Total Mutual Fund (cost $16,569,886)		16,569,886

Repurchase Agreements 8.5%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $25,000,313, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.50% to 0.75%, maturing 02/21/14 to 07/02/15; total market value $25,500,021.(c)	$25,000,000	25,000,000
Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $40,876,709, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% to 10.75%, maturing 09/15/13 to 06/20/42; total market value $41,693,659.(c)	40,876,130	40,876,130

Total Repurchase Agreements (cost $65,876,130)		65,876,130

Total Investments (cost $716,822,676) (d) — 108.3%		839,807,937

Liabilities in excess of other assets — (8.3)%		(64,215,693)

NET ASSETS — 100.0%		$775,592,244

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $66,563,265, which was collateralized by a repurchase agreement with a value of $65,876,130 and $244,449 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.25% to 2.00% and maturity dates ranging from 08/31/12 to 02/15/22, a total value of $66,120,579.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $65,876,130.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $650,946,546)	$773,931,807
Repurchase agreements, at value and cost	65,876,130

Total Investments	839,807,937

Cash	19,102
Dividends receivable	145,595
Security lending income receivable	99,285
Receivable for investments sold	8,857,750
Receivable for capital shares issued	144,759
Prepaid expenses	9,676

Total Assets	849,084,104

Liabilities:
Payable for investments purchased	6,276,567
Payable for capital shares redeemed	706,707
Payable upon return of securities loaned (Note 2)	65,876,130
Accrued expenses and other payables:
Investment advisory fees	468,537
Fund administration fees	22,672
Distribution fees	26,340
Administrative servicing fees	37,384
Accounting and transfer agent fees	859
Trustee fees	336
Custodian fees	4,666
Compliance program costs (Note 3)	619
Professional fees	16,630
Printing fees	50,457
Recoupment fees	3,956

Total Liabilities	73,491,860

Net Assets	$775,592,244

Represented by:
Capital	$534,308,570
Accumulated net investment loss	(1,034,126)
Accumulated net realized gains from investment, futures, forward and foreign currency transactions	119,332,539
Net unrealized appreciation/(depreciation) from investments	122,985,261

Net Assets	$775,592,244

Net Assets:
Class I Shares	$385,168,841
Class II Shares	130,792,572
Class Y Shares	259,630,831

Total	$775,592,244

*	Includes value of securities on loan of $66,563,265 (Note 2).

12	Semiannual Report 2012

NVIT Multi-Manager Mid Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	34,141,387
Class II Shares	11,723,536
Class Y Shares	22,933,957

Total	68,798,880

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.28
Class II Shares	$11.16
Class Y Shares	$11.32

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,849,037
Income from securities lending (Note 2)	830,437
Other income	209
Foreign tax withholding	(5,078)

Total Income	2,674,605

EXPENSES:
Investment advisory fees	3,070,218
Fund administration fees	146,607
Distribution fees Class II Shares	173,080
Administrative servicing fees Class I Shares	140,458
Administrative servicing fees Class II Shares	48,463
Professional fees	24,505
Printing fees	27,624
Trustee fees	16,645
Custodian fees	15,644
Accounting and transfer agent fees	638
Compliance program costs (Note 3)	1,701
Recoupment fees (Note 3)	3,956
Other	13,950

Total expenses before earnings credit and fees waived	3,683,489

Earnings credit (Note 4)	(64)
Investment advisory fees waived (Note 3)	(4,023)

Net Expenses	3,679,402

NET INVESTMENT LOSS	(1,004,797)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	52,030,068
Net realized gains from futures transactions (Note 2)	125,605
Net realized losses from forward and foreign currency transactions (Note 2)	(22,649)

Net realized gains from investment, futures, forward and foreign currency transactions	52,133,024

Net change in unrealized appreciation/(depreciation) from investments	34,155,982
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(30,745)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	328

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	34,125,565

Net realized/unrealized gains from investments, futures, forward and foreign currency and translation of assets and liabilities denominated in foreign currencies	86,258,589

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$85,253,792

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment loss	$(1,004,797)	$(4,024,771)
Net realized gains from investment, futures, forward and foreign currency transactions	52,133,024	142,529,553
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	34,125,565	(176,861,748)

Change in net assets resulting from operations	85,253,792	(38,356,966)

Change in net assets from capital transactions	(79,439,394)	(109,111,355)

Change in net assets	5,814,398	(147,468,321)

Net Assets:
Beginning of period	769,777,846	917,246,167

End of period	$775,592,244	$769,777,846

Accumulated net investment loss at end of period	$(1,034,126)	$(29,329)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,454,530	$6,210,823
Dividends reinvested	–	–
Cost of shares redeemed	(34,693,794)	(77,030,994)

Total Class I	(33,239,264)	(70,820,171)

Class II Shares
Proceeds from shares issued	2,755,787	12,018,656
Dividends reinvested	–	–
Cost of shares redeemed	(22,085,878)	(35,186,821)

Total Class II	(19,330,091)	(23,168,165)

Class Y Shares
Proceeds from shares issued	19,442,985	95,577,299
Dividends reinvested	–	–
Cost of shares redeemed	(46,313,024)	(110,700,318)

Total Class Y	(26,870,039)	(15,123,019)

Change in net assets from capital transactions	$(79,439,394)	$(109,111,355)

2012 Semiannual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	128,649	574,511
Reinvested	–	–
Redeemed	(3,059,571)	(7,237,588)

Total Class I Shares	(2,930,922)	(6,663,077)

Class II Shares
Issued	254,992	1,307,726
Reinvested	–	–
Redeemed	(1,971,415)	(3,302,328)

Total Class II Shares	(1,716,423)	(1,994,602)

Class Y Shares
Issued	1,723,065	8,924,362
Reinvested	–	–
Redeemed	(3,855,784)	(10,948,716)

Total Class Y Shares	(2,132,719)	(2,024,354)

Total change in shares	(6,780,064)	(10,682,033)

Amounts designated as "–" are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.19	(0.01)	1.10	1.09	–	–	–	$11.28	10.70%		$385,168,841	0.88%	(0.23%	)	0.88%	46.46%
Year Ended December 31, 2011(e)	$10.64	(0.05)	(0.40)	(0.45)	–	–	–	$10.19	(4.23%	)	$377,848,284	0.89%	(0.44%	)	0.89%	139.33%
Year Ended December 31, 2010(e)	$8.39	(0.02)	2.27	2.25	–	–	–	$10.64	26.82%		$465,324,931	0.90%	(0.23%	)	0.92%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.80	1.78	–	–	–	$8.39	27.12%		$434,045,905	0.89%	(0.31%	)	0.90%	146.76%
Period Ended December 31, 2008(e)(f)	$10.00	(0.01)	(3.38)	(3.39)	–	–	–	$6.61	(33.90%	)	$3,323,047	0.94%	(0.32%	)	1.02%	108.89%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.09	(0.03)	1.10	1.07	–	–	–	$11.16	10.60%		$130,792,572	1.13%	(0.48%	)	1.13%	46.46%
Year Ended December 31, 2011(e)	$10.56	(0.07)	(0.40)	(0.47)	–	–	–	$10.09	(4.45%	)	$135,634,593	1.14%	(0.69%	)	1.14%	139.33%
Year Ended December 31, 2010(e)	$8.35	(0.04)	2.25	2.21	–	–	–	$10.56	26.47%		$163,001,390	1.15%	(0.47%	)	1.17%	85.24%
Year Ended December 31, 2009(e)	$6.59	(0.04)	1.80	1.76	–	–	–	$8.35	26.71%		$176,404,557	1.15%	(0.56%	)	1.18%	146.76%
Period Ended December 31, 2008(e)(f)	$10.00	(0.02)	(3.39)	(3.41)	–	–	–	$6.59	(34.10%	)	$82,944,963	1.18%	(0.57%	)	1.26%	108.89%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$10.22	(0.01)	1.11	1.10	–	–	–	$11.32	10.76%		$259,630,831	0.81%	(0.16%	)	0.81%	46.46%
Year Ended December 31, 2011(e)	$10.66	(0.04)	(0.40)	(0.44)	–	–	–	$10.22	(4.13%	)	$256,294,969	0.82%	(0.37%	)	0.82%	139.33%
Year Ended December 31, 2010(e)	$8.41	(0.01)	2.26	2.25	–	–	–	$10.66	26.75%		$288,919,846	0.83%	(0.12%	)	0.84%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.82	1.80	–	–	–	$8.41	27.23%		$113,349,997	0.83%	(0.24%	)	0.85%	146.76%
Period Ended December 31, 2008(e)(f)	$10.00	–	(3.39)	(3.39)	–	–	–	$6.61	(33.90%	)	$33,016,515	0.82%	(0.14%	)	0.99%	108.89%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contract. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a) Security	Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

18	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$757,361,921	$—	$—	$757,361,921
Mutual Fund	16,569,886	—	—	16,569,886
Repurchase Agreements	—	65,876,130	—	65,876,130
Total	$773,931,807	$65,876,130	$—	$839,807,937
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

At June 30, 2012, the Fund had no open forward foreign currency contracts.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

20	Semiannual Report 2012

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2012, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$(77,912)
Futures Contracts Equity risk	125,605
Total	$47,693

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(30,745)
Total	$(30,745)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(e)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral(a)
$66,563,265	$66,120,579	*

(a)	Amounts are as of June 30, 2012. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

*	Includes $244,449 of collateral in the form of U.S. Government securities, interest rates ranging from 0.25% to 2.00% and maturity dates ranging from 08/31/12 to 02/15/22.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

22	Semiannual Report 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
American Century Investment Management, Inc. (a)
Wells Capital Management, Inc.

(a)	Effective June 21, 2012 American Century Investment Management, Inc. was terminated and ceased serving as a Subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$77,392	$141,369	$—	$—	$218,761

Amount designated as “—” is zero or has been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $3,956.

24	Semiannual Report 2012

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $4,023, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,701.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $188,921 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $373,655,421 and sales of $463,106,896 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $8,777 of brokerage commissions.

26	Semiannual Report 2012

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$722,672,394	$138,407,883	$(21,272,340)	$117,135,543

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	27

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

28	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	29

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

30	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

32	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	33

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	35

NVIT Multi-Manager Mid Cap Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

31	Supplemental Information

34	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of

2	Semiannual Report 2012

U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Mid Cap Value Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,069.60	4.17	0.81
	Hypothetical	[b]	1,000.00	1,020.84	4.07	0.81
Class II Shares	Actual		1,000.00	1,068.50	5.50	1.07
	Hypothetical	[b]	1,000.00	1,019.54	5.37	1.07
Class Y Shares	Actual		1,000.00	1,069.50	4.17	0.81
	Hypothetical	[b]	1,000.00	1,020.84	4.07	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.0%
Mutual Fund	2.3%
Repurchase Agreement	1.8%
Exchange Traded Fund	0.4%
Warrant††	0.0%
Liabilities in excess of other assets	(1.5%)

100.0%

Top Industries †††
Insurance	8.4%
Commercial Banks	5.4%
Multi-Utilities	5.2%
Oil, Gas & Consumable Fuels	4.7%
Electric Utilities	4.7%
Health Care Providers & Services	3.8%
Health Care Equipment & Supplies	3.7%
Semiconductors & Semiconductor Equipment	3.7%
Real Estate Investment Trusts (REITs)	3.2%
Food Products	3.1%
Other Industries*	54.1%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.2%
Zimmer Holdings, Inc.	1.5%
Cooper Industries PLC	1.3%
CIT Group, Inc.	1.2%
Ralcorp Holdings, Inc.	1.2%
Xcel Energy, Inc.	1.2%
Republic Services, Inc.	1.1%
Aon PLC	1.1%
Wisconsin Energy Corp.	1.1%
CenterPoint Energy, Inc.	1.0%
Other Holdings*	87.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.0%

	Shares	Market Value

Aerospace & Defense 1.3%
Embraer SA, ADR-BR	43,969	$1,166,498
General Dynamics Corp.	16,466	1,086,097
L-3 Communications Holdings, Inc.	42,143	3,119,003
Northrop Grumman Corp.	68,178	4,349,075
Raytheon Co.	19,000	1,075,210

		10,795,883

Airlines 1.1%
Delta Air Lines, Inc.*	164,287	1,798,943
Southwest Airlines Co.	306,437	2,825,349
United Continental Holdings, Inc.* (a)	96,769	2,354,390
US Airways Group, Inc.* (a)	113,844	1,517,540

		8,496,222

Auto Components 1.2%
Delphi Automotive PLC*	45,300	1,155,150
Lear Corp.	94,800	3,576,804
TRW Automotive Holdings Corp.*	80,311	2,952,232
Visteon Corp.*	57,060	2,139,750

		9,823,936

Automobiles 0.2%
Ford Motor Co.	174,681	1,675,191

Beverages 0.7%
Dr Pepper Snapple Group, Inc.	138,017	6,038,244

Building Products 0.4%
A.O. Smith Corp.	73,942	3,615,024

Capital Markets 2.2%
Charles Schwab Corp. (The)	227,213	2,937,864
Franklin Resources, Inc.	3,673	407,666
Invesco Ltd.	212,568	4,804,037
Lazard Ltd., Class A	58,317	1,515,659
Northern Trust Corp.	159,283	7,330,204
State Street Corp.	11,302	504,521

		17,499,951

Chemicals 2.5%
Agrium, Inc.	9,066	802,069
CF Industries Holdings, Inc.	12,400	2,402,376
Eastman Chemical Co.	155,537	7,834,399
Minerals Technologies, Inc.	11,766	750,435
Olin Corp.	53,547	1,118,597
PPG Industries, Inc.	62,260	6,607,031
Westlake Chemical Corp.	11,600	606,216

		20,121,123

Commercial Banks 5.5%
CIT Group, Inc.*	283,877	10,117,376
Comerica, Inc.	222,919	6,845,843

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Commerce Bancshares, Inc.	90,386	$3,425,629
Cullen/Frost Bankers, Inc.	26,631	1,531,016
Fifth Third Bancorp	245,064	3,283,858
First Republic Bank*	197,900	6,649,440
Huntington Bancshares, Inc.	448,203	2,868,499
M&T Bank Corp.	25,165	2,077,874
PNC Financial Services Group, Inc.	21,542	1,316,432
SunTrust Banks, Inc.	103,122	2,498,646
TCF Financial Corp.	140,792	1,616,292
Westamerica Bancorporation (a)	47,282	2,231,238

		44,462,143

Commercial Services & Supplies 1.4%
Republic Services, Inc.	357,887	9,469,690
Waste Management, Inc.	42,869	1,431,825

		10,901,515

Communications Equipment 0.1%
Harris Corp.	21,534	901,198

Computers & Peripherals 1.7%
Diebold, Inc.	59,112	2,181,824
NCR Corp.*	71,536	1,626,013
QLogic Corp.*	44,967	615,598
SanDisk Corp.*	131,392	4,793,180
Western Digital Corp.*	151,197	4,608,485

		13,825,100

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV, ADR-NL	76,195	2,892,362
EMCOR Group, Inc.	47,469	1,320,588
Jacobs Engineering Group, Inc.*	37,437	1,417,365
KBR, Inc.	57,820	1,428,732
URS Corp.	93,800	3,271,744

		10,330,791

Containers & Packaging 1.5%
Bemis Co., Inc.	219,267	6,871,828
Crown Holdings, Inc.*	123,200	4,249,168
Rock-Tenn Co., Class A	20,394	1,112,492

		12,233,488

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A*	17,616	637,523
Capella Education Co.*	17,349	603,051
DeVry, Inc.	111,647	3,457,708
H&R Block, Inc.	346,000	5,529,080
ITT Educational Services, Inc.* (a)	10,377	630,403

		10,857,765

Diversified Financial Services 0.1%
PICO Holdings, Inc.*	37,846	848,129

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 1.7%
CenturyLink, Inc.	132,080	$5,215,839
tw telecom, inc.*	111,411	2,858,806
Windstream Corp.	572,500	5,530,350

		13,604,995

Electric Utilities 4.8%
Empire District Electric Co. (The)	67,107	1,415,958
Entergy Corp.	38,320	2,601,545
Great Plains Energy, Inc.	214,615	4,594,907
IDACORP, Inc.	41,020	1,726,122
Northeast Utilities	55,840	2,167,150
NV Energy, Inc.	286,976	5,045,038
Pepco Holdings, Inc. (a)	109,757	2,147,944
Pinnacle West Capital Corp.	61,519	3,182,993
Portland General Electric Co.	81,554	2,174,230
Westar Energy, Inc.	132,677	3,973,676
Xcel Energy, Inc.	334,537	9,504,196

		38,533,759

Electrical Equipment 1.9%
ABB Ltd., ADR-CH*	40,981	668,810
Brady Corp., Class A	47,169	1,297,619
Cooper Industries PLC	157,219	10,719,191
Emerson Electric Co.	14,350	668,423
Rockwell Automation, Inc.	34,860	2,302,852

		15,656,895

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	62,830	3,450,624
Avnet, Inc.*	108,117	3,336,491
Dolby Laboratories, Inc., Class A*	70,900	2,928,170
Molex, Inc., Class A	59,441	1,202,491
TE Connectivity Ltd.	58,152	1,855,630

		12,773,406

Energy Equipment & Services 1.2%
C&J Energy Services, Inc.* (a)	71,362	1,320,197
Cameron International Corp.*	20,651	882,004
Helmerich & Payne, Inc.	19,138	832,120
McDermott International, Inc.*	71,980	801,857
Nabors Industries Ltd.*	154,428	2,223,763
Noble Corp.*	118,731	3,862,320

		9,922,261

Food & Staples Retailing 0.2%
Sysco Corp.	48,053	1,432,460

Food Products 3.1%
Campbell Soup Co.	54,635	1,823,716
ConAgra Foods, Inc.	87,066	2,257,621
D.E. Master Blenders 1753 NV*	40,714	459,075
Dean Foods Co.*	135,456	2,306,816

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
General Mills, Inc.	23,362	$900,371
H.J. Heinz Co.	12,805	696,336
Hershey Co. (The)	11,399	821,070
Hillshire Brands Co.	33,506	971,345
Hillshire Brands Co. (a)	—	0
Kellogg Co.	51,229	2,527,127
Post Holdings, Inc.*	73,210	2,251,208
Ralcorp Holdings, Inc.*	149,915	10,005,327

		25,020,012

Gas Utilities 0.7%
AGL Resources, Inc.	105,540	4,089,675
Questar Corp.	71,831	1,498,395

		5,588,070

Health Care Equipment & Supplies 3.8%
Becton, Dickinson and Co.	40,544	3,030,664
Boston Scientific Corp.*	331,570	1,880,002
CareFusion Corp.*	213,940	5,493,979
Medtronic, Inc.	8,598	333,000
STERIS Corp.	72,883	2,286,340
Stryker Corp.	15,976	880,278
Teleflex, Inc.	69,547	4,236,108
Zimmer Holdings, Inc.	194,583	12,523,362

		30,663,733

Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	167,000	6,571,450
Cigna Corp.	137,241	6,038,604
Humana, Inc.	74,090	5,737,530
LifePoint Hospitals, Inc.*	90,254	3,698,609
MEDNAX, Inc.*	55,800	3,824,532
Patterson Cos., Inc.	69,547	2,397,285
Quest Diagnostics, Inc.	53,400	3,198,660

		31,466,670

Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	17,161	588,107
CEC Entertainment, Inc.	29,836	1,085,135
Darden Restaurants, Inc.	16,658	843,395
International Game Technology	102,048	1,607,256
International Speedway Corp., Class A	14,855	388,904
Penn National Gaming, Inc.*	81,315	3,625,836
Royal Caribbean Cruises Ltd.	60,567	1,576,559
Speedway Motorsports, Inc.	14,666	248,002

		9,963,194

Household Durables 0.4%
Newell Rubbermaid, Inc.	91,059	1,651,810
Whirlpool Corp.	30,926	1,891,434

		3,543,244

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Products 0.4%
Clorox Co. (The)	26,907	$1,949,681
Kimberly-Clark Corp.	13,037	1,092,110

		3,041,791

Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc.*	285,300	4,952,808

Industrial Conglomerates 0.5%
Koninklijke Philips Electronics NV	82,949	1,634,567
Tyco International Ltd.	38,914	2,056,605

		3,691,172

Information Technology Services 2.6%
Amdocs Ltd.	274,391	8,154,901
Booz Allen Hamilton Holding Corp. (a)	56,893	869,325
FleetCor Technologies, Inc.*	84,700	2,967,888
Global Payments, Inc.	87,100	3,765,333
Western Union Co. (The)	287,700	4,844,868

		20,602,315

Insurance 8.5%
ACE Ltd.	12,932	958,649
Allstate Corp. (The)	227,687	7,989,537
Aon PLC	202,347	9,465,793
Axis Capital Holdings Ltd.	69,830	2,272,967
Everest Re Group Ltd.	72,928	7,547,319
Fidelity National Financial, Inc., Class A	91,500	1,762,290
HCC Insurance Holdings, Inc.	185,143	5,813,490
Lincoln National Corp.	166,459	3,640,458
Loews Corp.	59,000	2,413,690
Marsh & McLennan Cos., Inc.	112,460	3,624,586
PartnerRe Ltd.	17,557	1,328,538
Progressive Corp. (The)	239,000	4,978,370
Symetra Financial Corp.	80,480	1,015,658
Torchmark Corp.	16,055	811,580
Travelers Cos., Inc. (The)	17,980	1,147,843
Unum Group	128,834	2,464,594
Validus Holdings Ltd.	83,809	2,684,402
Willis Group Holdings PLC	84,156	3,070,852
XL Group PLC	267,095	5,619,679

		68,610,295

Internet & Catalog Retail 0.9%
Liberty Interactive Corp., Class A*	407,129	7,242,825

Leisure Equipment & Products 0.2%
Hasbro, Inc. (a)	44,882	1,520,153

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	101,092	3,966,850
Life Technologies Corp.*	25,742	1,158,133

		5,124,983

Common Stocks (continued)

	Shares	Market Value

Machinery 1.8%
AGCO Corp.*	41,316	$1,889,381
Eaton Corp.	49,493	1,961,408
ITT Corp.	109,916	1,934,522
Kaydon Corp.	43,132	922,593
Oshkosh Corp.*	99,885	2,092,591
Parker Hannifin Corp.	42,064	3,233,880
Snap-on, Inc.	9,554	594,736
Stanley Black & Decker, Inc.	30,384	1,955,514

		14,584,625

Media 2.6%
DISH Network Corp., Class A	177,551	5,069,081
Interpublic Group of Cos., Inc. (The)	87,479	949,147
Liberty Media Corp. — Liberty Capital, Series A*	65,025	5,716,348
National CineMedia, Inc.	128,886	1,955,201
Regal Entertainment Group, Class A (a)	107,048	1,472,980
Sirius XM Radio, Inc.*	1,271,000	2,351,350
Time Warner Cable, Inc.	9,309	764,269
Virgin Media, Inc. (a)	106,786	2,604,510

		20,882,886

Metals & Mining 0.8%
Allegheny Technologies, Inc.	20,607	657,157
Freeport-McMoRan Copper & Gold, Inc.	20,267	690,497
Newmont Mining Corp.	26,460	1,283,574
Nucor Corp.	99,793	3,782,155

		6,413,383

Multiline Retail 0.7%
Macy‘s, Inc.	122,075	4,193,276
Target Corp.	21,494	1,250,736

		5,444,012

Multi-Utilities 5.2%
Alliant Energy Corp.	144,600	6,589,422
Ameren Corp.	54,379	1,823,872
CenterPoint Energy, Inc.	407,052	8,413,765
CMS Energy Corp.	254,700	5,985,450
DTE Energy Co.	71,866	4,263,810
PG&E Corp.	42,309	1,915,328
Sempra Energy	59,312	4,085,411
Wisconsin Energy Corp.	229,932	9,098,409

		42,175,467

Oil, Gas & Consumable Fuels 4.8%
Apache Corp.	6,464	568,121
Devon Energy Corp.	10,411	603,734
Enbridge, Inc.	196,772	7,855,138
EQT Corp.	57,775	3,098,473
HollyFrontier Corp.	59,600	2,111,628

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Imperial Oil Ltd.	58,108	$2,430,822
Kinder Morgan, Inc.	38,150	1,229,193
Murphy Oil Corp.	49,664	2,497,603
Peabody Energy Corp.	47,723	1,170,168
Pioneer Natural Resources Co.	18,556	1,636,825
QEP Resources, Inc.	69,770	2,091,007
SM Energy Co.	27,901	1,370,218
Southwestern Energy Co.*	53,831	1,718,824
Ultra Petroleum Corp.*	96,850	2,234,329
Valero Energy Corp.	52,000	1,255,800
Whiting Petroleum Corp.*	77,195	3,174,258
Williams Cos., Inc. (The)	127,500	3,674,550

		38,720,691

Paper & Forest Products 0.7%
Domtar Corp.	27,842	2,135,760
International Paper Co.	32,796	948,132
MeadWestvaco Corp.	84,500	2,429,375

		5,513,267

Pharmaceuticals 2.9%
Endo Health Solutions, Inc.*	139,152	4,310,929
Forest Laboratories, Inc.*	139,800	4,891,602
Hospira, Inc.*	31,933	1,117,016
Mylan, Inc.*	246,844	5,275,056
Questcor Pharmaceuticals, Inc.*	23,200	1,235,168
Watson Pharmaceuticals, Inc.*	93,422	6,912,294

		23,742,065

Professional Services 1.5%
Dun & Bradstreet Corp. (The)	90,700	6,455,119
Towers Watson & Co., Class A	92,700	5,552,730

		12,007,849

Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp.	20,249	1,415,608
Annaly Capital Management, Inc.	457,036	7,669,064
Boston Properties, Inc.	9,573	1,037,426
Digital Realty Trust, Inc.	16,168	1,213,732
Douglas Emmett, Inc.	51,752	1,195,471
Equity Lifestyle Properties, Inc.	15,481	1,067,724
Equity Residential	29,063	1,812,369
Government Properties Income Trust	13,519	305,800
HCP, Inc.	26,570	1,173,065
Hospitality Properties Trust	36,609	906,805
Piedmont Office Realty Trust, Inc., Class A	211,381	3,637,867
Rayonier, Inc.	57,564	2,584,624
Taubman Centers, Inc.	15,610	1,204,468
Weyerhaeuser Co.	47,043	1,051,881

		26,275,904

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.7%
Con-way, Inc.	36,101	$1,303,607
Heartland Express, Inc.	58,474	836,763
J.B. Hunt Transport Services, Inc.	73,253	4,365,879
Kansas City Southern	76,440	5,317,166
Werner Enterprises, Inc.	70,645	1,687,709

		13,511,124

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	252,473	1,446,670
Applied Materials, Inc.	607,387	6,960,655
KLA-Tencor Corp.	74,300	3,659,275
Lam Research Corp.*	97,500	3,679,650
LSI Corp.*	569,222	3,625,944
Marvell Technology Group Ltd.	83,677	943,877
Microchip Technology, Inc. (a)	115,055	3,806,019
Micron Technology, Inc.*	313,100	1,975,661
ON Semiconductor Corp.*	232,998	1,654,286
Teradyne, Inc.*	182,831	2,570,604

		30,322,641

Software 1.6%
Activision Blizzard, Inc.	429,600	5,150,904
CA, Inc.	93,700	2,538,333
Symantec Corp.*	374,400	5,469,984

		13,159,221

Specialty Retail 1.7%
Bed Bath & Beyond, Inc.*	19,300	1,192,740
Best Buy Co., Inc.	126,100	2,643,056
GameStop Corp., Class A (a)	237,428	4,359,178
Lowe’s Cos., Inc.	80,732	2,296,018
Staples, Inc.	231,996	3,027,548

		13,518,540

Thrifts & Mortgage Finance 1.0%
Capitol Federal Financial, Inc.	200,940	2,387,167
Hudson City Bancorp, Inc.	362,184	2,307,112
People’s United Financial, Inc.	265,143	3,078,311

		7,772,590

Tobacco 1.0%
Lorillard, Inc.	60,653	8,003,163

Water Utilities 0.4%
American Water Works Co., Inc.	91,100	3,122,908

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	51,981	1,884,509

Total Common Stocks (cost $755,087,981)		782,435,589

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan, Inc., expiring on 5/25/2017*	55,194	$119,219

Total Warrant (cost $31,300)		119,219

Exchange Traded Fund 0.4%

	Shares	Market Value

Equity 0.4%
iShares Russell Midcap Value Index Fund	60,452	$2,797,719

Total Exchange Traded Fund (cost $2,746,167)		2,797,719

Mutual Fund 2.3%

	Shares	Market Value

Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	18,276,916	$18,276,916

Total Mutual Fund (cost $18,276,916)		18,276,916

Repurchase Agreement 1.8%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0. 17%, dated 06/29/12, due 07/02/12, repurchase price $14,723,241, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10.75, maturing 09/15/13 — 06/20/42; total market value $15,017,495. (c)	$14,723,032	$14,723,032

Total Repurchase Agreement (cost $14,723,032)		14,723,032

Total Investments (cost $790,865,396) (d) — 101.5%		818,352,475

Liabilities in excess of other assets — (1.5%)		(11,753,344)

NET ASSETS — 100.0%		$806,599,131

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $14,608,000.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $14,723,032.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

LLC	Limited Liability Company

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

12	Semiannual Report 2012

At June 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	7/31/12	(6,000,029)	$(5,837,751)	$(5,889,639)	$(51,888)
Canadian Dollar	UBS AG	7/31/12	(117,861)	(115,653)	(115,692)	(39)
Euro	UBS AG	7/31/12	(2,135,685)	(2,668,475)	(2,703,335)	(34,860)
Swiss Franc	Credit Suisse International	7/31/12	(739,614)	(769,910)	(779,751)	(9,841)

Total Short Contracts				$(9,391,789)	$(9,488,417)	$(96,628)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	UBS AG	7/31/12	2,420,563	$2,362,147	$2,376,029	$13,882
Euro	UBS AG	7/31/12	1,071,740	1,339,224	1,356,600	17,376
Swiss Franc	Credit Suisse International	7/31/12	223,747	232,900	235,889	2,989

Total Long Contracts				$3,934,271	$3,968,518	$34,247

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value * (cost $776,142,364)	$803,629,443
Repurchase agreement, at value and cost	14,723,032

Total Investments	818,352,475

Foreign currencies, at value (cost $9)	9
Interest and dividends receivable	2,249,521
Security lending income receivable	16,105
Receivable for investments sold	6,357,147
Receivable for capital shares issued	238,327
Unrealized appreciation on forward foreign currency contracts (Note 2)	34,247
Prepaid expenses	9,443

Total Assets	827,257,274

Liabilities:
Payable for investments purchased	3,178,716
Payable for capital shares redeemed	1,292,481
Cash overdraft (Note 2)	682,424
Unrealized depreciation on forward foreign currency contracts (Note 2)	96,628
Payable upon return of securities loaned (Note 2)	14,723,032
Accrued expenses and other payables:
Investment advisory fees	482,391
Fund administration fees	22,579
Distribution fees	74,219
Administrative servicing fees	22,054
Accounting and transfer agent fees	773
Trustee fees	292
Custodian fees	4,953
Compliance program costs (Note 3)	714
Professional fees	15,700
Printing fees	35,896
Other	25,291

Total Liabilities	20,658,143

Net Assets	$806,599,131

Represented by:
Capital	$689,458,783
Accumulated undistributed net investment income	7,984,692
Accumulated net realized gains from investment and foreign currency	81,730,088
Net unrealized appreciation/(depreciation) from investments	27,487,079
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(62,381)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	870

Net Assets	$806,599,131

*	Includes value of securities on loan of $14,608,000 (Note 2).

14	Semiannual Report 2012

NVIT Multi- Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$95,883
Class II Shares	369,396,002
Class Y Shares	437,107,246

Total	$806,599,131

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,035
Class II Shares	34,826,382
Class Y Shares	41,141,247

Total	75,976,664

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.61
Class II Shares	$10.61
Class Y Shares	$10.62

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$10,518,069
Income from securities lending (Note 2)	83,002
Other income	196
Foreign tax withholding	(35,036)

Total Income	10,566,231

EXPENSES:
Investment advisory fees	2,972,079
Fund administration fees	142,683
Distribution fees Class II Shares	479,301
Administrative servicing fees Class II Shares	19,170
Professional fees	23,948
Printing fees	21,959
Trustee fees	16,283
Custodian fees	14,656
Accounting and transfer agent fees	277
Compliance program costs (Note 3)	1,554
Other	12,568

Total expenses before earnings credit	3,704,478

Earnings credit (Note 4)	(54)

Net Expenses	3,704,424

NET INVESTMENT INCOME	6,861,807

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	19,213,199
Net realized gains from forward and foreign currency transactions (Note 2)	179,074

Net realized gains from investment forward and foreign currency transactions	19,392,273

Net change in unrealized appreciation/(depreciation) from investments	24,922,099
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(87,726)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(599)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	24,833,774

Net realized/unrealized gains from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	44,226,047

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,087,854

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$6,861,807	$8,212,338
Net realized gains from investment, forward and foreign currency transactions	19,392,273	72,977,863
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	24,833,774	(96,522,191)

Change in net assets resulting from operations	51,087,854	(15,331,990)

Distributions to Shareholders From:
Net investment income:
Class I	–	(947)
Class II	–	(3,364,642)
Class Y	–	(4,092,034)
Net realized gains:
Class I	–	(457)
Class II	–	(1,681,999)
Class Y	–	(1,539,133)

Change in net assets from shareholder distributions	–	(10,679,212)

Change in net assets from capital transactions	7,647,152	37,275,732

Change in net assets	58,735,006	11,264,530

Net Assets:
Beginning of period	747,864,125	736,599,595

End of period	$806,599,131	$747,864,125

Accumulated undistributed net investment income at end of period	$7,984,692	$1,122,885

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$24,482	$41,628
Dividends reinvested	–	1,404
Cost of shares redeemed	(11,030)	(42,075)

Total Class I	13,452	957

Class II Shares
Proceeds from shares issued	1,134,734	11,252,228
Dividends reinvested	–	5,046,641
Cost of shares redeemed	(37,753,036)	(75,621,086)

Total Class II	(36,618,302)	(59,322,217)

Class Y Shares
Proceeds from shares issued	52,625,443	130,396,028
Dividends reinvested	–	5,631,167
Cost of shares redeemed	(8,373,441)	(39,430,203)

Total Class Y	44,252,002	96,596,992

Change in net assets from capital transactions	$7,647,152	$37,275,732

2012 Semiannual Report	17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	2,347	4,080
Reinvested	–	142
Redeemed	(1,051)	(4,466)

Total Class I Shares	1,296	(244)

Class II Shares
Issued	106,681	1,208,031
Reinvested	–	508,833
Redeemed	(3,579,496)	(7,284,567)

Total Class II Shares	(3,472,815)	(5,567,703)

Class Y Shares
Issued	4,907,217	12,765,878
Reinvested	–	566,156
Redeemed	(781,040)	(3,966,261)

Total Class Y Shares	4,126,177	9,365,773

Total change in shares	654,658	3,797,826

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.92	0.10	0.59	0.69	–	–	–	$10.61	6.96%	$95,883	0.81%	1.89%	0.81%	59.13%
Year Ended December 31, 2011(e)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08)%	$76,777	0.83%	1.19%	0.83%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%	$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%	$9,371	0.91%	1.70%	0.95%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.93	0.08	0.60	0.68	–	–	–	$10.61	6.85%	$369,396,002	1.07%	1.57%	1.07%	59.13%
Year Ended December 31, 2011(e)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32)%	$380,200,468	1.07%	0.95%	1.07%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%	$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%	$479,483,845	1.08%	1.35%	1.11%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	(0.09)	$7.07	(28.50)%	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.93	0.10	0.59	0.69	–	–	–	$10.62	6.95%	$437,107,246	0.81%	1.88%	0.81%	59.13%
Year Ended December 31, 2011(e)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06)%	$367,586,880	0.81%	1.26%	0.81%	100.01%
Year Ended December 31, 2010(e)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%	$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%	$113,186,682	0.82%	1.62%	0.85%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$33,267,028	0.81%	1.95%	0.96%	114.39%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

20	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,795,883	$—	$—	$10,795,883
Airlines	8,496,222	—	—	8,496,222
Auto Components	9,823,936	—	—	9,823,936
Automobiles	1,675,191	—	—	1,675,191
Beverages	6,038,244	—	—	6,038,244
Building Products	3,615,024	—	—	3,615,024
Capital Markets	17,499,951	—	—	17,499,951
Chemicals	20,121,123	—	—	20,121,123
Commercial Banks	44,462,143	—	—	44,462,143
Commercial Services & Supplies	10,901,515	—	—	10,901,515
Communications Equipment	901,198	—	—	901,198
Computers & Peripherals	13,825,100	—	—	13,825,100
Construction & Engineering	10,330,791	—	—	10,330,791
Containers & Packaging	12,233,488	—	—	12,233,488
Diversified Consumer Services	10,857,765	—	—	10,857,765
Diversified Financial Services	848,129	—	—	848,129
Diversified Telecommunication Services	13,604,995	—	—	13,604,995
Electric Utilities	38,533,759	—	—	38,533,759
Electrical Equipment	15,656,895	—	—	15,656,895
Electronic Equipment, Instruments & Components	12,773,406	—	—	12,773,406
Energy Equipment & Services	9,922,261	—	—	9,922,261
Food & Staples Retailing	1,432,460	—	—	1,432,460
Food Products	24,560,937	459,075	—	25,020,012
Gas Utilities	5,588,070	—	—	5,588,070
Health Care Equipment & Supplies	30,663,733	—	—	30,663,733
Health Care Providers & Services	31,466,670	—	—	31,466,670
Hotels, Restaurants & Leisure	9,963,194	—	—	9,963,194
Household Durables	3,543,244	—	—	3,543,244
Household Products	3,041,791	—	—	3,041,791
Independent Power Producers & Energy Traders	4,952,808	—	—	4,952,808
Industrial Conglomerates	2,056,605	1,634,567	—	3,691,172
Information Technology Services	20,602,315	—	—	20,602,315
Insurance	68,610,295	—	—	68,610,295
Internet & Catalog Retail	7,242,825	—	—	7,242,825
Leisure Equipment & Products	1,520,153	—	—	1,520,153
Life Sciences Tools & Services	5,124,983	—	—	5,124,983
Machinery	14,584,625	—	—	14,584,625
Media	20,882,886	—	—	20,882,886
Metals & Mining	6,413,383	—	—	6,413,383
Multiline Retail	5,444,012	—	—	5,444,012
Multi-Utilities	42,175,467	—	—	42,175,467
Oil, Gas & Consumable Fuels	38,720,691	—	—	38,720,691
Paper & Forest Products	5,513,267	—	—	5,513,267
Pharmaceuticals	23,742,065	—	—	23,742,065
Professional Services	12,007,849	—	—	12,007,849
Real Estate Investment Trusts (REITs)	26,275,904	—	—	26,275,904
Road & Rail	13,511,124	—	—	13,511,124

22	Semiannual Report 2012

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$30,322,641	$—	$—	$30,322,641
Software	13,159,221	—	—	13,159,221
Specialty Retail	13,518,540	—	—	13,518,540
Thrifts & Mortgage Finance	7,772,590	—	—	7,772,590
Tobacco	8,003,163	—	—	8,003,163
Water Utilities	3,122,908	—	—	3,122,908
Wireless Telecommunication Services	1,884,509	—	—	1,884,509
Total Common Stocks	$780,341,947	$2,093,642	$—	$782,435,589
Exchange—Traded Fund	2,797,719	—	—	2,797,719
Forward Foreign Currency Contracts	—	34,247	—	34,247
Mutual Fund	18,276,916	—	—	18,276,916
Repurchase Agreement	—	14,723,032	—	14,723,032
Warrant*	119,219	—	—	119,219
Total Assets	$801,535,801	$16,850,921	$—	$818,386,722
Liabilities:
Forward Foreign Currency Contracts	—	(96,628)	—	(96,628)
Total Liabilities	$—	$(96,628)	$—	$(96,628)
Total	$801,535,801	$16,754,293	$—	$818,290,094

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $682,424 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$34,247
Total		$34,247

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$(96,628)
Total		$(96,628)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$185,168
Total	$185,168

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June, 30, 2012.

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(87,726)
Total	$(87,726)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

24	Semiannual Report 2012

(e)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012 the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$14,608,000	$14,723,032

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

26	Semiannual Report 2012

realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Columbia Management Investment Advisors, LLC
Thompson, Siegel, Walmsley LLC

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal year 2010 Amount	Fiscal year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$98,217	$165,007	$9,533	$—	$272,757

During the six months ended June 30, 2012 no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months June 30, 2012 the Fund’s aggregate portion of such costs amounted to $1,554.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $19,170 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use

28	Semiannual Report 2012

the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $462,861,728 and sales of $461,170,630 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $28,415 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$807,075,710	$40,641,163	$(29,364,398)	$11,276,765

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	31

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

32	Semiannual Report 2012

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	33

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

34	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A

2012 Semiannual Report	37

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Semiannual Report 2012

NVIT Multi-Manager Small Cap Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCG (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Small Cap Growth Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,086.80	5.97	1.15
	Hypothetical	[b]	1,000.00	1,019.14	5.77	1.15
Class II Shares	Actual		1,000.00	1,084.80	7.26	1.40
	Hypothetical	[b]	1,000.00	1,017.90	7.02	1.40
Class III Shares	Actual		1,000.00	1,086.60	5.97	1.15
	Hypothetical	[b]	1,000.00	1,019.14	5.77	1.15
Class Y Shares	Actual		1,000.00	1,087.50	5.19	1.00
	Hypothetical	[b]	1,000.00	1,019.89	5.02	1.00

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	95.4%
Repurchase Agreement	11.4%
Mutual Fund	4.9%
Liabilities in excess of other assets	(11.7%)

100.0%

Top Industries ††
Software	12.7%
Health Care Equipment & Supplies	8.9%
Machinery	5.6%
Hotels, Restaurants & Leisure	5.4%
Commercial Services & Supplies	5.0%
Energy Equipment & Services	4.5%
Internet Software & Services	4.2%
Specialty Retail	3.9%
Textiles, Apparel & Luxury Goods	3.5%
Semiconductors & Semiconductor Equipment	3.5%
Other Industries*	42.8%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	4.4%
Wabtec Corp.	3.1%
Portfolio Recovery Associates, Inc.	2.9%
Dril-Quip, Inc.	2.7%
Under Armour, Inc., Class A	2.6%
Cyberonics, Inc.	2.1%
Volcano Corp.	2.0%
Ultimate Software Group, Inc.	1.9%
MICROS Systems, Inc.	1.8%
Stratasys, Inc.	1.7%
Other Holdings*	74.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 95.4%

	Shares	Market Value

Aerospace & Defense 1.7%
BE Aerospace, Inc.*	20,190	$881,495
Hexcel Corp.*	70,840	1,826,964

		2,708,459

Beverages 1.0%
Boston Beer Co., Inc. (The), Class A* (a)	13,700	1,657,700

Biotechnology 1.7%
ARIAD Pharmaceuticals, Inc.*	13,500	232,335
Cepheid, Inc.*	19,470	871,282
Cubist Pharmaceuticals, Inc.*	18,690	708,538
Incyte Corp., Ltd.*	22,000	499,400
Medivation, Inc.*	4,700	429,580

		2,741,135

Capital Markets 2.7%
Cohen & Steers, Inc.	10,010	345,445
Financial Engines, Inc.* (a)	69,100	1,482,195
Greenhill & Co., Inc. (a)	63,800	2,274,470
WisdomTree Investments, Inc.*	24,990	164,184

		4,266,294

Chemicals 1.7%
American Vanguard Corp.	72,150	1,918,469
Cytec Industries, Inc.	8,610	504,890
H.B. Fuller Co.	11,820	362,874

		2,786,233

Commercial Banks 1.4%
PrivateBancorp, Inc.	51,120	754,531
Signature Bank*	8,800	536,536
Texas Capital Bancshares, Inc.*	21,640	874,040

		2,165,107

Commercial Services & Supplies 5.6%
Clean Harbors, Inc.*	11,700	660,114
Mobile Mini, Inc.*	36,200	521,280
Portfolio Recovery Associates, Inc.*	57,200	5,220,072
Waste Connections, Inc.	82,700	2,474,384

		8,875,850

Communications Equipment 1.3%
Finisar Corp.* (a)	84,300	1,261,128
Procera Networks, Inc.*	32,160	781,810

		2,042,938

Computers & Peripherals 1.9%
Stratasys, Inc.* (a)	61,600	3,052,280

Construction Materials 0.4%
Eagle Materials, Inc.	15,220	568,315

Diversified Financial Services 0.1%
MarketAxess Holdings, Inc.	7,450	198,468

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.6%
Acuity Brands, Inc.	43,700	$2,224,767
Polypore International, Inc.*	8,570	346,142

		2,570,909

Electronic Equipment, Instruments & Components 2.4%
Audience, Inc.*	4,000	77,120
FARO Technologies, Inc.*	54,800	2,305,984
IPG Photonics Corp.*	8,090	352,643
OSI Systems, Inc.*	18,470	1,169,890

		3,905,637

Energy Equipment & Services 5.0%
Atwood Oceanics, Inc.*	14,400	544,896
Core Laboratories NV	16,300	1,889,170
Dril-Quip, Inc.*	72,760	4,772,328
Forum Energy Technologies, Inc.*	13,000	255,970
Hornbeck Offshore Services, Inc.*	9,110	353,286
Lufkin Industries, Inc.	4,550	247,156

		8,062,806

Food & Staples Retailing 0.6%
Fresh Market, Inc. (The)*	13,230	709,525
Susser Holdings Corp.*	1,890	70,251
United Natural Foods, Inc.*	4,540	249,065

		1,028,841

Food Products 0.3%
Annie’s, Inc.*	3,370	141,068
Hain Celestial Group, Inc. (The)*	6,120	336,845

		477,913

Health Care Equipment & Supplies 9.9%
Align Technology, Inc.*	11,210	375,087
Cooper Cos., Inc. (The)	11,050	881,348
Cyberonics, Inc.*	84,300	3,788,442
DexCom, Inc.* (a)	228,700	2,963,952
Endologix, Inc.*	46,560	718,886
Gen-Probe, Inc.*	8,900	731,580
Insulet Corp.*	9,390	200,664
Neogen Corp.*	27,400	1,265,880
NxStage Medical, Inc.*	8,090	135,588
Orthofix International NV*	13,210	544,913
Sirona Dental Systems, Inc.*	15,320	689,553
Tornier NV*	1,080	24,214
Volcano Corp.*	122,970	3,523,091

		15,843,198

Health Care Providers & Services 2.2%
Air Methods Corp.*	3,850	378,262
Catalyst Health Solutions, Inc.*	13,390	1,251,162
HMS Holdings Corp.*	20,580	685,520
MWI Veterinary Supply, Inc.*	7,460	766,664

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc.*	16,710	$402,544

		3,484,152

Health Care Technology 0.3%
athenahealth, Inc.*	5,850	463,144

Hotels, Restaurants & Leisure 6.1%
Bally Technologies, Inc.*	14,580	680,303
BJ’s Restaurants, Inc.*	64,920	2,466,960
Buffalo Wild Wings, Inc.*	7,840	679,257
Domino’s Pizza, Inc.	11,390	352,065
Life Time Fitness, Inc.*	44,600	2,074,346
Panera Bread Co., Class A*	18,050	2,516,892
Peet’s Coffee & Tea, Inc.*	8,280	497,131
Shuffle Master, Inc.*	31,570	435,666

		9,702,620

Household Durables 0.4%
Standard Pacific Corp.*	93,850	580,931

Information Technology Services 2.3%
Cardtronics, Inc.*	23,430	707,820
Sapient Corp.	235,500	2,371,485
ServiceSource International, Inc.*	47,570	658,845

		3,738,150

Insurance 0.6%
ProAssurance Corp.	10,830	964,845

Internet Software & Services 4.7%
Bankrate, Inc.*	18,440	339,112
Bazaarvoice, Inc.*	2,170	39,494
Cornerstone OnDemand, Inc.*	33,410	795,492
Demandware, Inc.*	7,710	182,650
Dice Holdings, Inc.* (a)	62,200	584,058
Liquidity Services, Inc.*	21,580	1,104,680
LogMeIn, Inc.* (a)	69,600	2,124,192
OpenTable, Inc.* (a)	41,600	1,872,416
Web.com Group, Inc.*	27,040	495,373

		7,537,467

Machinery 6.3%
Chart Industries, Inc.*	11,240	772,862
Gardner Denver, Inc.	47,200	2,497,352
Proto Labs, Inc.* (a)	41,670	1,198,429
Wabtec Corp.	71,390	5,569,134

		10,037,777

Metals & Mining 0.2%
Carpenter Technology Corp.	5,270	252,117

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 0.4%
Energy XXI (Bermuda) Ltd.	11,010	$344,503
Oasis Petroleum, Inc.*	8,830	213,509

		558,012

Personal Products 0.5%
Elizabeth Arden, Inc.*	20,580	798,710

Pharmaceuticals 2.4%
Jazz Pharmaceuticals PLC*	14,570	655,796
Par Pharmaceutical Cos., Inc.*	9,950	359,593
Questcor Pharmaceuticals, Inc.* (a)	37,400	1,991,176
Salix Pharmaceuticals Ltd.*	12,980	706,631
Vivus, Inc.*	5,810	165,817

		3,879,013

Professional Services 1.4%
Acacia Research Corp.*	23,790	885,939
Advisory Board Co. (The)*	21,210	1,051,804
On Assignment, Inc.*	21,150	337,554

		2,275,297

Real Estate Investment Trusts (REITs) 0.1%
Coresite Realty Corp.	6,940	179,191

Road & Rail 0.5%
J.B. Hunt Transport Services, Inc.	14,550	867,180

Semiconductors & Semiconductor Equipment 3.9%
Cavium, Inc.* (a)	42,400	1,187,200
Cirrus Logic, Inc.*	25,690	767,617
Hittite Microwave Corp.*	39,100	1,998,792
Mellanox Technologies Ltd.*	17,750	1,257,410
Monolithic Power Systems, Inc.*	34,550	686,508
Teradyne, Inc.*	24,380	342,783

		6,240,310

Software 14.2%
Aspen Technology, Inc.*	55,140	1,276,491
BroadSoft, Inc.* (a)	84,940	2,459,862
CommVault Systems, Inc.*	21,060	1,043,944
Ellie Mae, Inc.*	7,090	127,620
FactSet Research Systems, Inc.	27,475	2,553,527
Fortinet, Inc.*	33,420	776,013
Guidewire Software, Inc.*	27,400	770,488
Imperva, Inc.*	16,070	463,137
Infoblox, Inc.*	1,170	26,828
Jive Software, Inc.*	4,740	99,493
MICROS Systems, Inc.*	62,150	3,182,080
NetSuite, Inc.*	22,500	1,232,325
ServiceNow, Inc.*	10,280	252,888
Solera Holdings, Inc.	26,400	1,103,256
Sourcefire, Inc.*	16,870	867,118
Tangoe, Inc.*	27,240	580,484

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
TIBCO Software, Inc.*	29,260	$875,459
Tyler Technologies, Inc.*	38,200	1,541,370
Ultimate Software Group, Inc.*	38,680	3,447,162

		22,679,545

Specialty Retail 4.3%
Asbury Automotive Group, Inc.*	21,060	498,911
Genesco, Inc.*	11,710	704,357
Hibbett Sports, Inc.*	11,980	691,366
Sally Beauty Holdings, Inc.*	41,920	1,079,021
Ulta Salon Cosmetics & Fragrance, Inc.	6,880	642,454
Vitamin Shoppe, Inc.*	25,530	1,402,363
Zumiez, Inc.*	48,800	1,932,480

		6,950,952

Textiles, Apparel & Luxury Goods 3.9%
Columbia Sportswear Co. (a)	9,800	525,476
Steven Madden Ltd.*	27,160	862,330
Tumi Holdings, Inc.*	14,990	262,325
Under Armour, Inc., Class A* (a)	48,900	4,620,072

		6,270,203

Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc.*	33,930	855,715
H&E Equipment Services, Inc.*	32,730	491,932
TAL International Group, Inc.	11,250	376,762
United Rentals, Inc.*	16,720	569,149

		2,293,558

Total Common Stocks (cost $138,365,587)		152,705,257

Mutual Fund 4.9%
Money Market Fund 4.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	7,849,207	7,849,207

Total Mutual Fund (cost $7,849,207)		7,849,207

Repurchase Agreement 11.4%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $18,262,348, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $18,627,334. (c)	$18,262,089	$18,262,089

Total Repurchase Agreement (cost $18,262,089)		18,262,089

Total Investments (cost $164,476,883) (d) — 111.7%		178,816,553

Liabilities in excess of other assets — (11.7%)		(18,738,715)

NET ASSETS — 100.0%		$160,077,838

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $18,580,569.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $18,262,089.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
Assets:
Investments, at value * (cost $146,214,794)	$160,554,464
Repurchase agreement, at value and cost	18,262,089

Total Investments	178,816,553

Dividends receivable	6,650
Security lending income receivable	14,198
Receivable for investments sold	1,032,197
Receivable for capital shares issued	648,571
Prepaid expenses	3,084

Total Assets	180,521,253

Liabilities:
Payable for investments purchased	1,956,238
Payable for capital shares redeemed	58,651
Payable upon return of securities loaned (Note 2)	18,262,089
Accrued expenses and other payables:
Investment advisory fees	105,175
Fund administration fees	10,778
Distribution fees	3,963
Administrative servicing fees	18,476
Accounting and transfer agent fees	212
Trustee fees	52
Custodian fees	913
Compliance program costs (Note 3)	148
Professional fees	13,066
Printing fees	13,654

Total Liabilities	20,443,415

Net Assets	$160,077,838

Represented by:
Capital	$142,868,102
Accumulated net investment income loss	(631,366)
Accumulated net realized gains from investment transactions	3,501,432
Net unrealized appreciation/(depreciation) from investments	14,339,670

Net Assets	$160,077,838

Net Assets:
Class I Shares	$48,468,289
Class II Shares	20,342,806
Class III Shares	480,709
Class Y Shares	90,786,034

Total	$160,077,838

*	Includes value of securities on loan of $18,580,569 (Note 2).

2012 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,908,738
Class II Shares	1,251,940
Class III Shares	29,002
Class Y Shares	5,412,673

Total	9,602,353

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.66
Class II Shares	$16.25
Class III Shares	$16.58
Class Y Shares	$16.77

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$283,642
Income from securities lending (Note 2)	49,449
Other income	46
Foreign tax withholding	(2,031)

Total Income	331,106

EXPENSES:
Investment advisory fees	839,613
Fund administration fees	67,234
Distribution fees Class II Shares	26,496
Administrative servicing fees Class I Shares	37,898
Administrative servicing fees Class II Shares	15,898
Administrative servicing fees Class III Shares	368
Professional fees	13,277
Printing fees	10,554
Trustee fees	3,655
Custodian fees	3,377
Accounting and transfer agent fees	655
Compliance program costs (Note 3)	347
Other	4,601

Total expenses before earnings credit and fees waived	1,023,973

Earnings credit (Note 5)	(9)
Investment advisory fees waived (Note 3)	(61,492)

Net Expenses	962,472

NET INVESTMENT LOSS	(631,366)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,739,805
Net change in unrealized appreciation/(depreciation) from investments	9,399,315

Net realized/unrealized gains from investments	17,139,120

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,507,754

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment loss	$(631,366)	$(1,437,646)
Net realized gains from investment transactions	7,739,805	23,438,817
Net change in unrealized appreciation/(depreciation) from investments	9,399,315	(25,854,906)

Change in net assets resulting from operations	16,507,754	(3,853,735)

Change in net assets from capital transactions	(29,846,367)	21,667,688

Change in net assets	(13,338,613)	17,813,953

Net Assets:
Beginning of period	173,416,451	155,602,498

End of period	$160,077,838	$173,416,451

Accumulated net investment loss at end of period	$(631,366)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,720,900	$18,811,293
Dividends reinvested	–	–
Cost of shares redeemed	(7,037,084)	(26,686,550)

Total Class I	(5,316,184)	(7,875,257)

Class II Shares
Proceeds from shares issued	3,167,092	18,039,737
Dividends reinvested	–	–
Cost of shares redeemed	(7,305,491)	(11,731,956)

Total Class II	(4,138,399)	6,307,781

Class III Shares
Proceeds from shares issued	124,807	808,630
Dividends reinvested	–	–
Cost of shares redeemed	(219,308)	(759,539)

Total Class III	(94,501)	49,091

Class Y Shares
Proceeds from shares issued	6,956,606	31,366,053
Dividends reinvested	–	–
Cost of shares redeemed	(27,253,889)	(8,179,980)

Total Class Y	(20,297,283)	23,186,073

Change in net assets from capital transactions	$(29,846,367)	$21,667,688

SHARE TRANSACTIONS:
Class I Shares
Issued	103,171	1,121,601
Reinvested	–	–
Redeemed	(423,947)	(1,653,580)

Total Class I Shares	(320,776)	(531,979)

14	Semiannual Report 2012

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class II Shares
Issued	191,634	1,125,415
Reinvested	–	–
Redeemed	(446,331)	(792,244)

Total Class II Shares	(254,697)	333,171

Class III Shares
Issued	7,403	47,727
Reinvested	–	–
Redeemed	(13,038)	(48,482)

Total Class III Shares	(5,635)	(755)

Class Y Shares
Issued	416,447	1,946,648
Reinvested	–	–
Redeemed	(1,543,467)	(524,683)

Total Class Y Shares	(1,127,020)	1,421,965

Total change in shares	(1,708,128)	1,222,402

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$15.33	(0.06)	1.39	1.33	–	–	–	$16.66	8.68%	$48,468,289	1.15%	(0.77)%	1.22%	42.80%
Year Ended December 31, 2011(e)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65)%	$49,505,219	1.13%	(0.85)%	1.16%	104.88%
Year Ended December 31, 2010(e)	$12.30	(0.12)	3.25	3.13	–	–	–	$15.43	25.45%	$58,023,723	1.22%	(0.93)%	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.65	(0.10)	2.75	2.65	–	–	–	$12.30	27.46%	$50,456,742	1.28%	(1.02)%	1.28%	115.90%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	–	$9.65	(46.42)%	$46,899,774	1.26%	(0.50)%	1.26%	103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	–	$18.01	9.75%	$108,218,694	1.22%	(0.83)%	1.22%	63.09%

Class II Shares
Six Months Ended June 30,
2012 (Unaudited)(e )	$14.97	(0.08)	1.36	1.28	–	–	–	$16.25	8.48%	$20,342,806	1.40%	(1.03)%	1.47%	42.80%
Year Ended December 31, 2011(e)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86)%	$22,549,222	1.39%	(1.10)%	1.42%	104.88%
Year Ended December 31, 2010(e)	$12.07	(0.15)	3.18	3.03	–	–	–	$15.10	25.10%	$17,719,132	1.47%	(1.18)%	1.47%	101.39%
Year Ended December 31, 2009(e)	$9.49	(0.13)	2.71	2.58	–	–	–	$12.07	27.19%	$13,225,952	1.53%	(1.28)%	1.53%	115.90%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	–	$9.49	(46.54)%	$10,778,869	1.52%	(0.78)%	1.52%	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	–	$17.75	9.50%	$31,237,254	1.47%	(1.07)%	1.47%	63.09%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$15.25	(0.06)	1.39	1.33	–	–	–	$16.58	8.66%	$480,709	1.15%	(0.79)%	1.22%	42.80%
Year Ended December 31, 2011(e)	$15.35	(0.14)	0.04	(0.10)	–	–	–	$15.25	(0.65)%	$528,163	1.16%	(0.86)%	1.19%	104.88%
Year Ended December 31, 2010(e)	$12.24	(0.12)	3.23	3.11	–	–	–	$15.35	25.41%	$543,205	1.22%	(0.92)%	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.59	(0.10)	2.75	2.65	–	–	–	$12.24	27.63%	$248,694	1.28%	(1.04)%	1.28%	115.90%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	–	$9.59	(46.45)%	$248,071	1.24%	(0.50)%	1.24%	103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	–	$17.91	9.81%	$612,597	1.20%	(0.80)%	1.20%	63.09%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$15.42	(0.05)	1.40	1.35	–	–	–	$16.77	8.75%	$90,786,034	1.00%	(0.62)%	1.07%	42.80%
Year Ended December 31, 2011(e)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52)%	$100,833,847	1.04%	(0.74)%	1.07%	104.88%
Year Ended December 31, 2010(e)	$12.34	(0.10)	3.26	3.16	–	–	–	$15.50	25.61%	$79,316,438	1.07%	(0.75)%	1.07%	101.39%
Year Ended December 31, 2009(e)	$9.66	(0.09)	2.77	2.68	–	–	–	$12.34	27.74%	$30,087,335	1.12%	(0.88)%	1.12%	115.90%
Period Ended December 31, 2008(f)	$14.36	–	(4.70)	(4.70)	–	–	–	$9.66	(32.73)%	$8,729,807	1.20%	(0.09)%	1.20%	103.33%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	17

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$152,705,257	$—	$—	$152,705,257
Mutual Fund	7,849,207	—	—	7,849,207
Repurchase Agreement	—	18,262,089	—	18,262,089
Total	$160,554,464	$18,262,089	$—	$178,816,553
*	See Statement of Investments for Identification of Fund investments by type and industry classification.

18	Semiannual Report 2012

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33   1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral(a)
$18,580,569	$18,262,089
(a)	Amounts are as of June 30, 2012. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

2012 Semiannual Report	19

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

20	Semiannual Report 2012

realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Waddell & Reed Investment Management Company
Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.95%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $61,492, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2012 Semiannual Report	21

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $347.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2012, NFS received $54,164 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,617.

22	Semiannual Report 2012

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $72,600,413 and sales of $106,072,728 (excluding short-term securities).

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $17,052 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$166,031,023	$19,506,889	$(6,721,359)	$12,785,530

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	25

Supplemental Information (continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

26	Semiannual Report 2012

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	27

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2012

NVIT Multi-Manager Small Cap Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

16	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

33	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCV (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Small Cap Value Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,095.10	5.47	1.05
	Hypothetical	[b]	1,000.00	1,019.64	5.27	1.05
Class II Shares	Actual		1,000.00	1,094.70	6.77	1.30
	Hypothetical	[b]	1,000.00	1,018.40	6.52	1.30
Class III Shares	Actual		1,000.00	1,096.10	5.47	1.05
	Hypothetical	[b]	1,000.00	1,019.64	5.27	1.05
Class IV Shares	Actual		1,000.00	1,096.30	5.47	1.05
	Hypothetical	[b]	1,000.00	1,019.64	5.27	1.05
Class Y Shares	Actual		1,000.00	1,096.00	4.64	0.89
	Hypothetical	[b]	1,000.00	1,020.44	4.47	0.89

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.0%
Repurchase Agreements	7.8%
Mutual Fund	1.8%
U.S. Treasury Note	0.2%
Liabilities in excess of other assets	(7.8)%

100.0%

Top Industries ††
Real Estate Investment Trusts (REITs)	8.5%
Commercial Banks	8.4%
Machinery	5.1%
Insurance	3.6%
Specialty Retail	3.5%
Electric Utilities	3.3%
Health Care Equipment & Supplies	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Thrifts & Mortgage Finance	2.7%
Health Care Providers & Services	2.7%
Other Industries*	56.4%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	1.6%
Alkermes PLC	0.8%
Westar Energy, Inc.	0.8%
Cabela’s, Inc.	0.7%
Spartan Stores, Inc.	0.7%
Bio-Reference Labs, Inc.	0.7%
Woodward, Inc.	0.7%
Helen of Troy Ltd.	0.7%
Perry Ellis International, Inc.	0.7%
Ocwen Financial Corp.	0.6%
Other Holdings*	92.0%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 98.0%

	Shares	Market Value

Aerospace & Defense 2.5%
Ceradyne, Inc.	9,300	$238,545
Curtiss-Wright Corp.	58,800	1,825,740
Esterline Technologies Corp.*	34,150	2,129,253
Hexcel Corp.*	82,190	2,119,680
Kratos Defense & Security Solutions, Inc.*	35,600	207,904
LMI Aerospace, Inc.*	50,100	870,738
Moog, Inc., Class A*	3,875	160,231
Sypris Solutions, Inc.	23,200	161,704
Triumph Group, Inc.	37,900	2,132,633

		9,846,428

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	20,473	890,780
Pacer International, Inc.*	24,905	134,985

		1,025,765

Airlines 1.3%
Alaska Air Group, Inc.*	46,300	1,662,170
JetBlue Airways Corp.*	121,600	644,480
Republic Airways Holdings, Inc.*	185,711	1,030,696
Spirit Airlines, Inc.*	15,600	303,576
US Airways Group, Inc.*	125,700	1,675,581

		5,316,503

Auto Components 0.6%
Cooper Tire & Rubber Co.	27,565	483,490
Dana Holding Corp.	115,750	1,482,758
Superior Industries International, Inc.	32,600	533,662

		2,499,910

Beverages 0.0%†
Primo Water Corp.* (a)	43,446	48,225

Biotechnology 1.6%
Achillion Pharmaceuticals, Inc.*	6,000	37,200
Alkermes PLC*	211,011	3,580,857
ARIAD Pharmaceuticals, Inc.*	7,800	134,238
Celldex Therapeutics, Inc.* (a)	24,500	127,155
Incyte Corp., Ltd.* (a)	33,000	749,100
Lexicon Pharmaceuticals, Inc.* (a)	403,200	907,200
Neurocrine Biosciences, Inc.*	57,400	454,034
Progenics Pharmaceuticals, Inc.*	26,300	257,214

		6,246,998

Building Products 0.6%
Armstrong World Industries, Inc.	25,600	1,258,496
Simpson Manufacturing Co., Inc.	37,050	1,093,345

		2,351,841

Capital Markets 1.7%
American Capital Ltd.*	57,100	574,997
Apollo Investment Corp.	38,309	294,213
BGC Partners, Inc., Class A	95,700	561,759

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Cowen Group, Inc., Class A*	239,133	$636,094
Edelman Financial Group, Inc.	12,600	109,620
Fidus Investment Corp. (a)	10,100	153,217
Gladstone Capital Corp. (a)	13,000	102,570
Gleacher & Co., Inc.*	9,083	7,266
Knight Capital Group, Inc., Class A*	39,300	469,242
MCG Capital Corp. (a)	49,672	228,491
Piper Jaffray Cos.*	33,700	789,591
Prospect Capital Corp. (a)	116,328	1,324,976
SWS Group, Inc.*	65,859	351,029
Waddell & Reed Financial, Inc., Class A	39,350	1,191,518

		6,794,583

Chemicals 2.3%
Chemtura Corp.*	141,389	2,050,141
Flotek Industries, Inc.*	130,250	1,216,535
FutureFuel Corp. (a)	3,300	34,683
Georgia Gulf Corp.	49,300	1,265,531
H.B. Fuller Co.	27,100	831,970
Innospec, Inc.*	3,700	109,557
Koppers Holdings, Inc.	7,000	238,000
Methanex Corp.	71,198	1,982,152
PolyOne Corp.	11,100	151,848
Rockwood Holdings, Inc.	10,000	443,500
Solutia, Inc.	32,300	906,015

		9,229,932

Commercial Banks 9.0%
1st Source Corp.	4,500	101,700
Alliance Financial Corp.	4,500	154,530
Bancfirst Corp.	5,600	234,696
Banco Latinoamericano de Comercio Exterior SA, Class E	16,300	349,309
Bank of Hawaii Corp.	45,850	2,106,808
Bank of Kentucky Financial Corp. (The)	2,663	70,942
Bank of the Ozarks, Inc.	11,100	333,888
Banner Corp.	13,000	284,830
BBCN Bancorp, Inc.*	24,100	262,449
Boston Private Financial Holdings, Inc.	19,700	175,921
Camden National Corp.	3,300	120,846
Cathay General Bancorp	24,100	397,891
Center Bancorp, Inc. (a)	5,200	58,500
Central Pacific Financial Corp.*	14,500	204,740
Chemical Financial Corp.	9,955	214,033
Citizens & Northern Corp.	18,200	346,710
Citizens Republic Bancorp, Inc.*	81,834	1,401,816
City Holding Co. (a)	19,300	650,217
CNB Financial Corp. (a)	3,400	55,454
CoBiz Financial, Inc.	27,800	174,028
Columbia Banking System, Inc.	12,130	228,287
Community Bank System, Inc.	11,100	301,032
Community Trust Bancorp, Inc.	18,070	605,164
CVB Financial Corp. (a)	118,700	1,382,855

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
East West Bancorp, Inc.	16,000	$375,360
Encore Bancshares, Inc.*	1,800	37,134
Enterprise Financial Services Corp.	21,900	240,024
Fidelity Southern Corp. (a)	3,000	25,920
Financial Institutions, Inc.	20,400	344,352
First Bancorp	9,754	86,713
First Bancorp, Inc.	1,900	32,300
First BanCorp, Puerto Rico*	31,800	125,928
First Busey Corp.	50,100	241,983
First Commonwealth Financial Corp.	242,600	1,632,698
First Community Bancshares, Inc. (a)	30,000	432,900
First Financial Bancorp	79,800	1,275,204
First Financial Corp. (a)	6,300	182,700
First Merchants Corp.	18,900	235,494
First Midwest Bancorp, Inc.	41,200	452,376
First Niagara Financial Group, Inc.	53,596	410,009
First of Long Island Corp. (The)	3,300	95,601
FirstMerit Corp.	13,085	216,164
FNB Corp.	77,900	846,773
FNB United Corp.* (a)	16,100	209,139
German American Bancorp, Inc. (a)	3,400	69,700
Great Southern Bancorp, Inc. (a)	6,300	173,754
Hanmi Financial Corp.*	85,690	898,031
Heartland Financial USA, Inc.	4,500	108,000
Horizon Bancorp (a)	3,000	78,900
Hudson Valley Holding Corp.	7,998	144,764
IBERIABANK Corp.	9,600	484,320
Independent Bank Corp. (a)	18,900	552,069
International Bancshares Corp.	14,500	283,040
Investors Bancorp, Inc.*	103,500	1,561,815
Lakeland Bancorp, Inc. (a)	28,455	299,347
Lakeland Financial Corp.	10,800	289,764
MainSource Financial Group, Inc.	30,000	354,900
Merchants Bancshares, Inc.	3,300	90,915
MetroCorp Bancshares, Inc.*	13,200	140,844
National Penn Bancshares, Inc.	46,545	445,436
NBT Bancorp, Inc.	16,300	351,917
Oriental Financial Group, Inc.	64,500	714,660
PacWest Bancorp	25,600	605,952
Park National Corp. (a)	4,500	313,875
Park Sterling Corp.* (a)	11,428	53,826
Peoples Bancorp, Inc. (a)	17,700	389,046
Pinnacle Financial Partners, Inc.*	85,700	1,672,007
Preferred Bank, Los Angeles*	7,800	104,208
Renasant Corp.	20,600	323,626
Republic Bancorp, Inc., Class A (a)	9,755	217,049
S&T Bancorp, Inc.	9,600	177,312
Sierra Bancorp	22,600	223,740
Southside Bancshares, Inc. (a)	12,854	288,958
Southwest Bancorp, Inc.*	81,100	763,151
StellarOne Corp.	14,100	175,968
Sterling Financial Corp.*	18,200	343,798
Suffolk Bancorp*	3,800	49,286

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Susquehanna Bancshares, Inc.	53,331	$549,309
SY Bancorp, Inc.	6,300	150,885
Taylor Capital Group, Inc.* (a)	10,800	177,012
Texas Capital Bancshares, Inc.*	41,503	1,676,306
Tompkins Financial Corp. (a)	5,200	195,936
TriCo Bancshares	1,100	16,940
Trustmark Corp. (a)	14,500	354,960
United Bankshares, Inc. (a)	5,600	144,928
United Community Banks, Inc.* (a)	67,892	581,834
Virginia Commerce Bancorp, Inc.*	27,500	231,825
Washington Trust Bancorp, Inc.	8,200	199,916
WesBanco, Inc.	13,000	276,380
West Bancorporation, Inc. (a)	33,000	313,830
West Coast Bancorp, Oregon*	13,100	257,415
Wilshire Bancorp, Inc.*	106,800	585,264

		36,172,136

Commercial Services & Supplies 1.4%
ABM Industries, Inc.	7,400	144,744
Cenveo, Inc.* (a)	264,500	510,485
Courier Corp.	35,600	471,700
Deluxe Corp.	81,600	2,035,104
Encore Capital Group, Inc.*	33,400	989,308
EnergySolutions, Inc.*	226,700	383,123
Knoll, Inc. (a)	20,800	279,136
Metalico, Inc.*	11,100	24,420
Quad/Graphics, Inc. (a)	22,800	327,864
United Stationers, Inc.	13,000	350,350

		5,516,234

Communications Equipment 1.4%
Arris Group, Inc.*	83,036	1,155,031
Aviat Networks, Inc.*	19,198	53,754
Black Box Corp.	31,700	909,790
Comtech Telecommunications Corp.	15,200	434,416
Digi International, Inc.*	20,400	208,896
Harmonic, Inc.*	449,160	1,913,422
Oplink Communications, Inc.*	9,300	125,829
Plantronics, Inc.	17,100	571,140
Symmetricom, Inc.*	20,400	122,196

		5,494,474

Computers & Peripherals 0.7%
Diebold, Inc.	50,400	1,860,264
Electronics for Imaging, Inc.*	26,700	433,875
Fusion-io, Inc.*	14,100	294,549
Imation Corp.*	21,900	129,429

		2,718,117

Construction & Engineering 0.6%
EMCOR Group, Inc.	63,100	1,755,442
Michael Baker Corp.*	19,300	503,537

		2,258,979

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 1.1%
Cash America International, Inc.	30,000	$1,321,200
DFC Global Corp.*	43,885	808,801
Nelnet, Inc., Class A	37,100	853,300
World Acceptance Corp.* (a)	22,600	1,487,080

		4,470,381

Containers & Packaging 0.8%
Boise, Inc.	74,600	490,868
Graphic Packaging Holding Co.*	102,400	563,200
Rock-Tenn Co., Class A	17,000	927,350
Silgan Holdings, Inc.	33,150	1,415,173

		3,396,591

Distributors 0.1%
VOXX International Corp.*	46,000	428,720

Diversified Consumer Services 0.7%
Carriage Services, Inc. (a)	6,400	53,248
Corinthian Colleges, Inc.* (a)	37,023	106,997
Lincoln Educational Services Corp.	42,300	274,950
Mac-Gray Corp.	19,300	271,937
Service Corp. International	148,730	1,839,790
Stewart Enterprises, Inc., Class A (a)	59,000	421,260

		2,968,182

Diversified Financial Services 0.9%
CBOE Holdings, Inc.	56,600	1,566,688
PHH Corp.* (a)	120,200	2,101,096

		3,667,784

Diversified Telecommunication Services 0.9%
Cincinnati Bell, Inc.* (a)	300,500	1,117,860
Consolidated Communications Holdings, Inc.	51,200	757,760
Lumos Networks Corp.	87,493	826,809
Premiere Global Services, Inc.*	102,200	857,458

		3,559,887

Electric Utilities 3.5%
Cleco Corp.	29,700	1,242,351
El Paso Electric Co.	31,500	1,044,540
Empire District Electric Co. (The)	22,600	476,860
Great Plains Energy, Inc.	123,650	2,647,347
IDACORP, Inc.	44,100	1,855,728
MGE Energy, Inc.	9,300	439,890
Portland General Electric Co.	39,300	1,047,738
UIL Holdings Corp.	9,233	331,095
UNS Energy Corp.	38,600	1,482,626
Westar Energy, Inc.	116,900	3,501,155

		14,069,330

Electrical Equipment 0.6%
Belden, Inc.	3,700	123,395

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
EnerSys*	39,000	$1,367,730
Regal-Beloit Corp.	14,500	902,770

		2,393,895

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.	7,400	392,570
Audience, Inc.*	14,100	271,848
Brightpoint, Inc.*	2,117	11,453
Checkpoint Systems, Inc.*	8,700	75,777
Daktronics, Inc.	4,070	28,124
DTS, Inc.*	42,960	1,120,397
FEI Co.*	12,600	602,784
GSI Group, Inc.*	32,200	369,012
Insight Enterprises, Inc.*	24,500	412,335
Key Tronic Corp.*	2,900	23,896
Littelfuse, Inc.	8,914	507,117
Mercury Computer Systems, Inc.*	13,400	173,262
MTS Systems Corp.	35,300	1,360,815
National Instruments Corp.	53,500	1,437,010
Newport Corp.*	16,700	200,734
Radisys Corp.*	20,800	130,624
Sanmina-SCI Corp.*	69,605	570,065
SYNNEX Corp.*	43,900	1,514,111
TTM Technologies, Inc.*	40,800	383,928

		9,585,862

Energy Equipment & Services 1.7%
C&J Energy Services, Inc.* (a)	43,300	801,050
Cal Dive International, Inc.*	244,610	709,369
Dril-Quip, Inc.*	20,060	1,315,735
Forum Energy Technologies, Inc.* (a)	42,300	832,887
GulfMark Offshore, Inc., Class A*	26,300	895,252
Helix Energy Solutions Group, Inc.*	79,800	1,309,518
RPC, Inc. (a)	21,320	253,495
Superior Energy Services, Inc.*	25,126	508,299
TETRA Technologies, Inc.*	10,612	75,664

		6,701,269

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	21,500	917,190
Pantry, Inc. (The)*	64,900	954,030
Spartan Stores, Inc.	170,000	3,082,100

		4,953,320

Food Products 2.0%
Darling International, Inc.*	36,700	605,183
Dole Food Co., Inc.* (a)	40,100	352,078
Flowers Foods, Inc.	110,100	2,557,623
Ingredion, Inc.	53,500	2,649,320
John B. Sanfilippo & Son, Inc.*	8,000	142,800
TreeHouse Foods, Inc.*	25,000	1,557,250

		7,864,254

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 1.6%
Chesapeake Utilities Corp.	6,300	$275,436
Laclede Group, Inc. (The)	22,300	887,763
New Jersey Resources Corp. (a)	20,250	883,102
Northwest Natural Gas Co.	14,900	709,240
South Jersey Industries, Inc.	12,200	621,834
Southwest Gas Corp.	37,800	1,649,970
WGL Holdings, Inc.	34,100	1,355,475

		6,382,820

Health Care Equipment & Supplies 3.2%
Alere, Inc.*	39,430	766,519
Cantel Medical Corp.	3,000	81,750
DynaVox, Inc., Class A* (a)	14,126	15,821
Greatbatch, Inc.*	51,200	1,162,752
Haemonetics Corp.*	25,010	1,853,491
Integra LifeSciences Holdings Corp.*	71,200	2,647,216
MAKO Surgical Corp.*	54,350	1,391,903
RTI Biologics, Inc.*	23,773	89,386
Sirona Dental Systems, Inc.*	29,050	1,307,541
Teleflex, Inc.	26,650	1,623,252
Wright Medical Group, Inc.*	80,300	1,714,405

		12,654,036

Health Care Providers & Services 2.9%
Almost Family, Inc.*	58,869	1,315,134
AMERIGROUP Corp.*	11,500	757,965
Assisted Living Concepts, Inc., Class A	15,600	221,832
Bio-Reference Labs, Inc.*	112,058	2,944,884
Five Star Quality Care, Inc.*	249,600	766,272
Landauer, Inc.	16,720	958,558
Molina Healthcare, Inc.*	1,700	39,882
PSS World Medical, Inc.*	73,500	1,542,765
Skilled Healthcare Group, Inc., Class A*	143,200	899,296
Sun Healthcare Group, Inc.* (a)	87,500	732,375
Triple-S Management Corp., Class B*	77,519	1,417,047

		11,596,010

Health Care Technology 0.4%
MedAssets, Inc.*	129,800	1,745,810

Hotels, Restaurants & Leisure 1.8%
Cracker Barrel Old Country Store, Inc.	23,300	1,463,240
Isle of Capri Casinos, Inc.*	39,300	242,481
Multimedia Games Holding Co., Inc.*	141,446	1,980,244
Papa John’s International, Inc.*	1,500	71,355
Ruth’s Hospitality Group, Inc.*	98,300	648,780
Scientific Games Corp., Class A*	64,900	554,895
Shuffle Master, Inc.*	115,421	1,592,810
Speedway Motorsports, Inc.	25,200	426,132
Town Sports International Holdings, Inc.*	5,600	74,424

		7,054,361

Common Stocks (continued)

	Shares	Market Value

Household Durables 2.2%
American Greetings Corp., Class A (a)	25,200	$368,424
Blyth, Inc. (a)	17,800	615,168
Helen of Troy Ltd.*	85,700	2,904,373
KB Home (a)	16,300	159,740
La-Z-Boy, Inc.*	2,700	33,183
Lifetime Brands, Inc.	17,400	216,978
M.D.C. Holdings, Inc. (a)	22,600	738,342
Ryland Group, Inc. (The)	97,150	2,485,097
Skullcandy, Inc.*	51,650	730,847
Standard Pacific Corp.* (a)	111,300	688,947

		8,941,099

Industrial Conglomerates 0.1%
Standex International Corp.	6,300	268,191

Information Technology Services 1.9%
CACI International, Inc., Class A*	14,800	814,296
CIBER, Inc.*	30,000	129,300
CSG Systems International, Inc.*	12,200	210,816
Forrester Research, Inc.	53,519	1,812,153
Gartner, Inc.*	8,200	353,010
ManTech International Corp., Class A (a)	20,400	478,788
NeuStar, Inc., Class A*	82,000	2,738,800
TeleTech Holdings, Inc.*	7,000	112,000
Unisys Corp.* (a)	23,700	463,335
Vantiv, Inc., Class A*	18,500	430,865

		7,543,363

Insurance 3.9%
Alterra Capital Holdings Ltd.	25,200	588,420
American Equity Investment Life Holding Co.	159,100	1,751,691
American Safety Insurance Holdings Ltd.*	11,900	223,125
AMERISAFE, Inc.*	50,400	1,307,880
Amtrust Financial Services, Inc. (a)	26,700	793,257
Arthur J. Gallagher & Co.	70,700	2,479,449
Aspen Insurance Holdings Ltd.	25,600	739,840
Assured Guaranty Ltd.	43,000	606,300
CNO Financial Group, Inc.	292,700	2,283,060
Horace Mann Educators Corp.	3,300	57,684
Maiden Holdings Ltd.	23,020	199,814
Meadowbrook Insurance Group, Inc.	37,100	326,109
National Financial Partners Corp.*	101,600	1,361,440
ProAssurance Corp.	3,700	329,633
Selective Insurance Group, Inc.	24,900	433,509
Symetra Financial Corp.	39,200	494,704
Tower Group, Inc.	3,268	68,203
Validus Holdings Ltd.	44,650	1,430,139

		15,474,257

Internet & Catalog Retail 0.0%†
Orbitz Worldwide, Inc.*	6,988	25,506

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 0.4%
Bazaarvoice, Inc.* (a)	10,400	$189,280
Demand Media, Inc.* (a)	36,021	403,435
Demandware, Inc.* (a)	8,900	210,841
ExactTarget, Inc.*	6,700	146,462
United Online, Inc.	115,700	488,254

		1,438,272

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc. (a)	54,200	867,742

Life Sciences Tools & Services 0.2%
Cambrex Corp.* (a)	72,700	684,107

Machinery 5.5%
Actuant Corp., Class A	39,000	1,059,240
Altra Holdings, Inc.	8,500	134,130
Briggs & Stratton Corp. (a)	138,700	2,425,863
Cascade Corp.	2,200	103,510
Colfax Corp.*	20,700	570,699
Douglas Dynamics, Inc.	87,520	1,247,160
EnPro Industries, Inc.*	48,200	1,801,234
FreightCar America, Inc.	14,100	323,877
Harsco Corp.	98,800	2,013,544
John Bean Technologies Corp.	91,950	1,247,761
Kadant, Inc.*	34,500	809,025
Kaydon Corp.	40,600	868,434
Kennametal, Inc.	31,049	1,029,274
LB Foster Co., Class A	23,900	683,779
Mueller Industries, Inc.	63,100	2,687,429
NN, Inc.*	23,014	234,973
Proto Labs, Inc.*	3,700	106,412
Robbins & Myers, Inc.	700	29,274
Wabtec Corp.	22,550	1,759,126
Woodward, Inc.	74,450	2,936,308

		22,071,052

Media 1.0%
Carmike Cinemas, Inc.*	53,500	783,775
Entercom Communications Corp., Class A*	168,400	1,013,768
Journal Communications, Inc., Class A*	96,400	497,424
LIN TV Corp., Class A*	136,100	411,022
National CineMedia, Inc.	24,383	369,890
Salem Communications Corp., Class A	13,400	73,298
Sinclair Broadcast Group, Inc., Class A	101,600	920,496

		4,069,673

Metals & Mining 1.2%
Coeur d’Alene Mines Corp.*	62,300	1,093,988
Globe Specialty Metals, Inc.	36,988	496,749
Revett Minerals, Inc.* (a)	44,880	147,655
SunCoke Energy, Inc.* (a)	23,700	347,205
U.S. Silica Holdings, Inc.* (a)	42,300	476,298

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Worthington Industries, Inc.	110,756	$2,267,175

		4,829,070

Multiline Retail 0.2%
Dillard’s, Inc., Class A	13,000	827,840

Multi-Utilities 0.9%
NorthWestern Corp.	31,500	1,156,050
Vectren Corp.	77,800	2,296,656

		3,452,706

Oil, Gas & Consumable Fuels 2.0%
Berry Petroleum Co., Class A	15,600	618,696
Bonanza Creek Energy, Inc.*	9,600	159,648
Cloud Peak Energy, Inc.*	37,100	627,361
CVR Energy, Inc.*	46,400	1,233,312
Energy Partners Ltd.*	73,414	1,240,697
Energy XXI (Bermuda) Ltd. (a)	24,672	771,987
Green Plains Renewable Energy, Inc.* (a)	82,400	514,176
Infinity Bio-Energy Ltd.* (b)	155,500	0
Renewable Energy Group, Inc.* (a)	26,000	193,180
Stone Energy Corp.*	12,200	309,148
VAALCO Energy, Inc.*	61,600	531,608
W&T Offshore, Inc. (a)	64,200	982,260
Warren Resources, Inc.*	25,208	60,499
Western Refining, Inc.	16,000	356,320
Westmoreland Coal Co.* (a)	6,400	51,520
World Fuel Services Corp. (a)	10,000	380,300

		8,030,712

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	65,300	1,860,397
Domtar Corp.	5,200	398,892
P.H. Glatfelter Co.	13,700	224,269
Schweitzer-Mauduit International, Inc.	2,600	177,164

		2,660,722

Personal Products 0.5%
Prestige Brands Holdings, Inc.*	118,000	1,865,580
Revlon, Inc., Class A*	12,200	173,606

		2,039,186

Pharmaceuticals 0.8%
Columbia Laboratories, Inc.* (a)	239,400	162,792
Endo Health Solutions, Inc.*	64,454	1,996,785
Impax Laboratories, Inc.*	28,200	571,614
Par Pharmaceutical Cos., Inc.*	18,900	683,046

		3,414,237

Professional Services 0.8%
Dolan Co. (The)*	532	3,580
GP Strategies Corp.*	13,700	253,039
Kelly Services, Inc., Class A	44,100	569,331

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Navigant Consulting, Inc.*	33,000	$417,120
Resources Connection, Inc.	127,950	1,573,785
RPX Corp.*	8,500	121,975
VSE Corp. (a)	11,900	283,101

		3,221,931

Real Estate Investment Trusts (REITs) 9.1%
American Campus Communities, Inc.	37,800	1,700,244
American Capital Agency Corp.	55,097	1,851,810
Anworth Mortgage Asset Corp.	380,400	2,681,820
Ashford Hospitality Trust, Inc.	139,800	1,178,514
CapLease, Inc. (a)	128,000	531,200
Capstead Mortgage Corp.	196,200	2,729,142
Cedar Realty Trust, Inc.	141,300	713,565
Chesapeake Lodging Trust	40,400	695,688
Colonial Properties Trust (a)	12,936	286,403
Coresite Realty Corp.	53,000	1,368,460
CYS Investments, Inc.	27,500	378,675
DCT Industrial Trust, Inc. (a)	180,300	1,135,890
DDR Corp.	8,400	122,976
DiamondRock Hospitality Co.	113,500	1,157,700
EastGroup Properties, Inc.	3,900	207,870
Education Realty Trust, Inc.	27,290	302,373
Entertainment Properties Trust	13,700	563,207
Extra Space Storage, Inc.	15,200	465,120
FelCor Lodging Trust, Inc.*	115,400	542,380
First Industrial Realty Trust, Inc.*	186,200	2,349,844
Getty Realty Corp. (a)	13,000	248,950
Home Properties, Inc.	4,500	276,120
Invesco Mortgage Capital, Inc.	14,200	260,428
Kite Realty Group Trust	51,900	258,981
LaSalle Hotel Properties	10,000	291,400
Lexington Realty Trust (a)	176,183	1,492,270
LTC Properties, Inc.	30,000	1,088,400
MFA Financial, Inc.	132,800	1,047,792
National Retail Properties, Inc.	23,700	670,473
Omega Healthcare Investors, Inc.	96,100	2,162,250
Parkway Properties, Inc.	92,000	1,052,480
Pennsylvania Real Estate Investment Trust	150,286	2,251,285
Ramco-Gershenson Properties Trust	27,100	340,647
Redwood Trust, Inc. (a)	76,900	959,712
Senior Housing Properties Trust	30,600	682,992
Sun Communities, Inc. (a)	13,700	606,088
Tanger Factory Outlet Centers	49,600	1,589,680
Winthrop Realty Trust	33,800	411,008

		36,653,837

Road & Rail 1.2%
Amerco, Inc.	10,800	971,676
Con-way, Inc.	45,850	1,655,644
Genesee & Wyoming, Inc., Class A*	24,111	1,274,025
Quality Distribution, Inc.*	40,800	452,472

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Swift Transportation Co.*	36,400	$343,980

		4,697,797

Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc.* (a)	274,900	1,341,512
Brooks Automation, Inc.	36,000	339,840
Cypress Semiconductor Corp.*	106,150	1,403,303
DSP Group, Inc.*	21,900	138,846
Entegris, Inc.*	57,238	488,813
GT Advanced Technologies, Inc.* (a)	125,740	663,907
Integrated Silicon Solution, Inc.*	40,800	411,672
Intermolecular, Inc.*	21,900	169,725
IXYS Corp.*	13,000	145,210
Kulicke & Soffa Industries, Inc.*	25,900	231,028
LTX-Credence Corp.*	149,500	1,001,650
M/A-COM Technology Solutions Holdings, Inc.*	5,900	109,150
Mindspeed Technologies, Inc.* (a)	110,200	271,092
MKS Instruments, Inc.	21,500	621,995
Photronics, Inc.*	44,898	273,878
PMC-Sierra, Inc.*	43,000	264,020
Rudolph Technologies, Inc.*	14,000	122,080
Semtech Corp.*	11,100	269,952
Sigma Designs, Inc.* (a)	11,557	73,734
Skyworks Solutions, Inc.*	12,200	333,914
Spansion, Inc., Class A*	35,100	385,398
STR Holdings, Inc.* (a)	27,000	123,120
Supertex, Inc.*	56,650	1,067,852
Teradyne, Inc.*	96,100	1,351,166
Ultra Clean Holdings, Inc.*	25,223	162,184
Veeco Instruments, Inc.*	25,600	879,616

		12,644,657

Software 1.7%
Actuate Corp.*	292,850	2,029,451
Aspen Technology, Inc.*	22,600	523,190
Envivio, Inc.*	21,900	140,379
EPIQ Systems, Inc.	16,300	199,675
Guidewire Software, Inc.* (a)	5,200	146,224
Imperva, Inc.* (a)	2,200	63,404
Infoblox, Inc.*	13,400	307,262
JDA Software Group, Inc.*	39,289	1,166,490
Jive Software, Inc.* (a)	4,500	94,455
Netscout Systems, Inc.*	8,500	183,515
Progress Software Corp.*	61,600	1,285,592
Proofpoint, Inc.*	3,300	55,935
Quest Software, Inc.*	20,800	579,280

		6,774,852

Specialty Retail 3.7%
Cabela’s, Inc.*	85,700	3,240,317
Conn’s, Inc.* (a)	143,425	2,122,690

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Cost Plus, Inc.*	33,400	$734,800
Express, Inc.*	114,800	2,085,916
Finish Line, Inc. (The), Class A	61,600	1,288,056
Jos. A. Bank Clothiers, Inc.*	31,500	1,337,490
Monro Muffler Brake, Inc.	36,550	1,214,922
OfficeMax, Inc.* (a)	60,815	307,724
Rent-A-Center, Inc.	23,204	782,903
Select Comfort Corp.*	20,100	420,492
Sonic Automotive, Inc., Class A	101,300	1,384,771

		14,920,081

Textiles, Apparel & Luxury Goods 2.2%
G-III Apparel Group Ltd.*	62,050	1,469,964
Iconix Brand Group, Inc.* (a)	126,300	2,206,461
Jones Group, Inc. (The) (a)	34,500	329,820
Maidenform Brands, Inc.*	17,816	354,895
Oxford Industries, Inc.	5,200	232,440
Perry Ellis International, Inc.*	136,650	2,835,488
Skechers U.S.A., Inc., Class A*	4,800	97,776
Warnaco Group, Inc. (The)*	28,200	1,200,756

		8,727,600

Thrifts & Mortgage Finance 2.9%
BankFinancial Corp. (a)	15,800	118,974
BankUnited, Inc.	74,600	1,759,068
Berkshire Hills Bancorp, Inc.	11,100	244,200
BofI Holding, Inc.*	11,100	219,336
Brookline Bancorp, Inc.	211,200	1,869,120
Dime Community Bancshares, Inc.	13,050	173,435
Doral Financial Corp.*	22,958	34,437
First Financial Holdings, Inc.	14,569	156,180
Flushing Financial Corp.	129,550	1,765,766
HomeStreet, Inc.*	2,982	95,394
OceanFirst Financial Corp. (a)	11,900	170,884
Ocwen Financial Corp.*	146,399	2,749,373
Provident Financial Services, Inc.	23,400	359,190
TrustCo Bank Corp.	26,700	145,782
ViewPoint Financial Group, Inc.	107,850	1,686,774
WSFS Financial Corp.	3,300	133,353

		11,681,266

Tobacco 0.1%
Universal Corp.	10,800	500,364

Trading Companies & Distributors 1.5%
Aircastle Ltd.	31,900	384,395
Applied Industrial Technologies, Inc.	51,350	1,892,247
Interline Brands, Inc.*	36,000	902,520
MRC Global, Inc.* (a)	14,500	308,560
SeaCube Container Leasing Ltd.	64,900	1,107,843
Titan Machinery, Inc.*	50,300	1,527,611

		6,123,176

Common Stocks (continued)

	Shares	Market Value

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	44,500	$566,485

Water Utilities 0.1%
American States Water Co.	5,200	205,816
Artesian Resources Corp., Class A	5,000	107,700
California Water Service Group	9,300	171,771
Consolidated Water Co., Ltd.	4,700	38,963

		524,250

Total Common Stocks (cost $367,955,435)		392,686,668

U.S. Treasury Note 0.2%

	Principal Amount	Market Value

U.S. Treasury Note, 0.50%, 11/30/12 (c)	$880,000	881,168

Total U.S. Treasury Note (cost $881,270)		881,168

Mutual Fund 1.8%

	Shares	Market Value

Money Market Fund 1.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (d)	7,020,321	7,020,321

Total Mutual Fund (cost $7,020,321)		7,020,321

Repurchase Agreements 7.8%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $15,000,188, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.50% - 0.75%, maturing 02/21/14 - 0/02/15; total market value $15,300,012. (e)	$15,000,000	15,000,000

14	Semiannual Report 2012

Repurchase Agreements (continued)

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $16,334,561, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $16,661,019. (e)	$16,334,330	$16,334,330

Total Repurchase Agreements (cost $31,334,330)		31,334,330

Total Investments (cost $407,191,356) (f) — 107.8%		431,922,487

Liabilities in excess of other assets — (7.8%)		(31,232,320)

NET ASSETS — 100.0%		$400,690,167

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $31,032,117.

(b)	Fair Valued Security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $31,334,330.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
41	Russell 2000 Mini Future	09/21/12	$3,261,140	$128,320

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Cap Value Fund
Assets:
Investments, at value * (cost $375,857,026)	$400,588,157
Repurchase agreements, at value and cost	31,334,330

Total Investments	431,922,487

Cash	24,260
Interest and dividends receivable	587,101
Security lending income receivable	13,809
Receivable for investments sold	2,319,652
Receivable for capital shares issued	96,177
Receivable for variation margin on futures contracts	120,848
Prepaid expenses	5,098

Total Assets	435,089,432

Liabilities:
Payable for investments purchased	2,611,483
Payable for capital shares redeemed	146,827
Payable upon return of securities loaned (Note 2)	31,334,330
Accrued expenses and other payables:
Investment advisory fees	216,062
Fund administration fees	15,175
Distribution fees	4,810
Administrative servicing fees	38,665
Accounting and transfer agent fees	658
Trustee fees	146
Custodian fees	2,008
Compliance program costs (Note 3)	374
Professional fees	13,934
Printing fees	14,791
Other	2

Total Liabilities	34,399,265

Net Assets	$400,690,167

Represented by:
Capital	$408,382,941
Accumulated undistributed net investment income	2,669,920
Accumulated net realized losses from investment and futures transactions	(35,222,145)
Net unrealized appreciation/(depreciation) from investments	24,731,131
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	128,320

Net Assets	$400,690,167

Net Assets:
Class I Shares	$166,540,909
Class II Shares	24,253,297
Class III Shares	926,965
Class IV Shares	21,084,393
Class Y Shares	187,884,603

Total	$400,690,167

*	Includes value of securities on loan of $31,032,117 (Note 2).

16	Semiannual Report 2012

NVIT Multi- Manager Small Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,388,591
Class II Shares	2,278,983
Class III Shares	85,499
Class IV Shares	1,948,403
Class Y Shares	17,312,697

Total	37,014,173

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.82
Class II Shares	$10.64
Class III Shares	$10.84
Class IV Shares	$10.82
Class Y Shares	$10.85

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$4,034,479
Income from securities lending (Note 2)	84,989
Interest income	12,649
Other income	98
Foreign tax withholding	(4,568)

Total Income	4,127,647

EXPENSES:
Investment advisory fees	1,713,612
Fund administration fees	91,874
Distribution fees Class II Shares	31,090
Administrative servicing fees Class I Shares	129,897
Administrative servicing fees Class II Shares	18,654
Administrative servicing fees Class III Shares	713
Administrative servicing fees Class IV Shares	16,118
Professional fees	17,076
Printing fees	16,610
Trustee fees	8,338
Custodian fees	7,028
Accounting and transfer agent fees	1,900
Compliance program costs (Note 3)	751
Other	7,098

Total expenses before earnings credit and fees waived	2,060,759

Earnings credit (Note 5)	(178)
Investment advisory fees waived (Note 3)	(113,165)

Net Expenses	1,947,416

NET INVESTMENT INCOME	2,180,231

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,414,832
Net realized gains from futures transactions (Note 2)	336,021

Net realized gains from investment and futures transactions	10,750,853

Net change in unrealized appreciation/(depreciation) from investments	20,968,282
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	142,873

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	21,111,155

Net realized/unrealized gains from investments and futures transactions	31,862,008

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,042,239

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,180,231	$1,686,830
Net realized gains from investment and futures transactions	10,750,853	41,710,862
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	21,111,155	(59,009,140)

Change in net assets resulting from operations	34,042,239	(15,611,448)

Distributions to Shareholders From:
Net investment income:
Class I	–	(852,066)
Class II	–	(83,631)
Class III	–	(3,449)
Class IV	–	(98,527)
Class Y	–	(440,427)

Change in net assets from shareholder distributions	–	(1,478,100)

Change in net assets from capital transactions	6,539,177	24,065,173

Change in net assets	40,581,416	6,975,625

Net Assets:
Beginning of period	360,108,751	353,133,126

End of period	$400,690,167	$360,108,751

Accumulated undistributed net investment income at end of period	$2,669,920	$489,689

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,274,944	$5,231,975
Dividends reinvested	–	852,066
Cost of shares redeemed	(18,187,089)	(49,496,326)

Total Class I	(15,912,145)	(43,412,285)

Class II Shares
Proceeds from shares issued	1,139,239	3,078,673
Dividends reinvested	–	83,631
Cost of shares redeemed	(3,322,792)	(5,807,887)

Total Class II	(2,183,553)	(2,645,583)

Class III Shares
Proceeds from shares issued	356,358	240,815
Dividends reinvested	–	3,449
Cost of shares redeemed	(182,859)	(580,411)

Total Class III	173,499	(336,147)

Class IV Shares
Proceeds from shares issued	279,695	1,016,360
Dividends reinvested	–	98,527
Cost of shares redeemed	(1,604,440)	(3,446,889)

Total Class IV	(1,324,745)	(2,332,002)

2012 Semiannual Report	19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
CAPITAL TRANSACTIONS (continued)
Class Y Shares
Proceeds from shares issued	$31,351,792	$81,140,219
Dividends reinvested	–	440,427
Cost of shares redeemed	(5,565,671)	(8,789,456)

Total Class Y	25,786,121	72,791,190

Change in net assets from capital transactions	$6,539,177	$24,065,173

SHARE TRANSACTIONS:
Class I Shares
Issued	215,548	506,545
Reinvested	–	79,427
Redeemed	(1,687,271)	(4,773,404)

Total Class I Shares	(1,471,723)	(4,187,432)

Class II Shares
Issued	107,708	312,958
Reinvested	–	7,872
Redeemed	(316,442)	(580,952)

Total Class II Shares	(208,734)	(260,122)

Class III Shares
Issued	33,689	22,424
Reinvested	–	321
Redeemed	(17,067)	(56,650)

Total Class III Shares	16,622	(33,905)

Class IV Shares
Issued	25,951	100,765
Reinvested	–	9,185
Redeemed	(149,047)	(337,752)

Total Class IV Shares	(123,096)	(227,802)

Class Y Shares
Issued	2,828,070	8,212,259
Reinvested	–	41,109
Redeemed	(500,689)	(879,022)

Total Class Y Shares	2,327,381	7,374,346

Total change in shares	540,450	2,665,085

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.88	0.06	0.88	0.94	–	–	–	–	$10.82	9.51%	$166,540,909	1.05%	1.05%	1.10%	16.82%
Year Ended December 31, 2011(e)	$10.45	0.04	(0.57)	(0.53)	(0.04)	–	(0.04)	–	$9.88	(5.07)%	$166,500,971	1.10%	0.40%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.60%	$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.62	0.06	1.66	1.72	(0.04)	–	(0.04)	–	$8.30	26.22%	$208,335,958	1.16%	0.82%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15)%	$203,855,899	1.08%	1.29%	1.10%	119.80%
Year Ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89)%	$410,073,252	1.14%	0.66%	1.14%	94.94%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.72	0.04	0.88	0.92	–	–	–	–	$10.64	9.47%	$24,253,297	1.30%	0.81%	1.35%	16.82%
Year Ended December 31, 2011(e)	$10.31	0.02	(0.58)	(0.56)	(0.03)	–	(0.03)	–	$9.72	(5.45)%	$24,188,053	1.35%	0.17%	1.36%	77.92%
Year Ended December 31, 2010(e)	$8.18	0.04	2.12	2.16	(0.03)	–	(0.03)	–	$10.31	26.47%	$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009(e)	$6.54	0.03	1.65	1.68	(0.04)	–	(0.04)	–	$8.18	25.86%	$30,352,462	1.40%	0.45%	1.40%	62.55%
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30)%	$21,181,023	1.32%	0.97%	1.35%	119.80%
Year Ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23)%	$37,579,430	1.39%	0.38%	1.39%	94.94%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.89	0.06	0.89	0.95	–	–	–	–	$10.84	9.61%	$926,965	1.05%	1.09%	1.10%	16.82%
Year Ended December 31, 2011(e)	$10.47	0.04	(0.58)	(0.54)	(0.04)	–	(0.04)	–	$9.89	(5.16)%	$681,418	1.10%	0.38%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.32	0.09	2.11	2.20	(0.05)	–	(0.05)	–	$10.47	26.57%	$1,076,358	1.12%	0.96%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.63	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.32	26.33%	$502,519	1.16%	0.84%	1.16%	62.55%
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	32.21%	$506,519	1.12%	1.34%	1.14%	119.80%
Year Ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	6.92%	$991,682	1.11%	0.68%	1.12%	94.94%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.87	0.06	0.89	0.95	–	–	–	–	$10.82	9.63%	$21,084,393	1.05%	1.06%	1.10%	16.82%
Year Ended December 31, 2011(e)	$10.45	0.04	(0.58)	(0.54)	(0.04)	–	(0.04)	–	$9.87	(5.17)%	$20,454,978	1.10%	0.42%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.61%	$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.30	26.41%	$23,201,040	1.16%	0.83%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27)%	$23,344,639	1.11%	1.21%	1.14%	119.80%
Year Ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92)%	$41,650,497	1.10%	0.67%	1.11%	94.94%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.90	0.07	0.88	0.95	–	–	–	–	$10.85	9.60%	$187,884,603	0.89%	1.23%	0.95%	16.82%
Year Ended December 31, 2011(e)	$10.47	0.07	(0.59)	(0.52)	(0.05)	–	(0.05)	–	$9.90	(4.99)%	$148,283,331	0.95%	0.71%	0.96%	77.92%
Year Ended December 31, 2010(e)	$8.31	0.11	2.12	2.23	(0.07)	–	(0.07)	–	$10.47	26.87%	$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.05	1.69	1.74	(0.04)	–	(0.04)	–	$8.31	26.60%	$30,053,556	1.00%	0.67%	1.00%	62.55%
Period Ended December 31, 2008(f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01)%	$8,762,016	0.98%	1.19%	1.01%	119.80%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	21

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

22	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,846,428	$—	$—	$9,846,428
Air Freight & Logistics	1,025,765	—	—	1,025,765
Airlines	5,316,503	—	—	5,316,503
Auto Components	2,499,910	—	—	2,499,910
Beverages	48,225	—	—	48,225
Biotechnology	6,246,998	—	—	6,246,998
Building Products	2,351,841	—	—	2,351,841
Capital Markets	6,794,583	—	—	6,794,583
Chemicals	9,229,932	—	—	9,229,932
Commercial Banks	36,172,136	—	—	36,172,136
Commercial Services & Supplies	5,516,234	—	—	5,516,234
Communications Equipment	5,494,474	—	—	5,494,474
Computers & Peripherals	2,718,117	—	—	2,718,117
Construction & Engineering	2,258,979	—	—	2,258,979
Consumer Finance	4,470,381	—	—	4,470,381
Containers & Packaging	3,396,591	—	—	3,396,591
Distributors	428,720	—	—	428,720
Diversified Consumer Services	2,968,182	—	—	2,968,182
Diversified Financial Services	3,667,784	—	—	3,667,784
Diversified Telecommunication Services	3,559,887	—	—	3,559,887
Electric Utilities	14,069,330	—	—	14,069,330
Electrical Equipment	2,393,895	—	—	2,393,895
Electronic Equipment, Instruments & Components	9,585,862	—	—	9,585,862
Energy Equipment & Services	6,701,269	—	—	6,701,269
Food & Staples Retailing	4,953,320	—	—	4,953,320
Food Products	7,864,254	—	—	7,864,254
Gas Utilities	6,382,820	—	—	6,382,820
Health Care Equipment & Supplies	12,654,036	—	—	12,654,036
Health Care Providers & Services	11,596,010	—	—	11,596,010
Health Care Technology	1,745,810	—	—	1,745,810
Hotels, Restaurants & Leisure	7,054,361	—	—	7,054,361
Household Durables	8,941,099	—	—	8,941,099
Industrial Conglomerates	268,191	—	—	268,191
Information Technology Services	7,543,363	—	—	7,543,363
Insurance	15,474,257	—	—	15,474,257
Internet & Catalog Retail	25,506	—	—	25,506
Internet Software & Services	1,438,272	—	—	1,438,272
Leisure Equipment & Products	867,742	—	—	867,742
Life Sciences Tools & Services	684,107	—	—	684,107
Machinery	22,071,052	—	—	22,071,052
Media	4,069,673	—	—	4,069,673
Metals & Mining	4,829,070	—	—	4,829,070

24	Semiannual Report 2012

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Multiline Retail	$827,840	$—	$—	$827,840
Multi-Utilities	3,452,706	—	—	3,452,706
Oil, Gas & Consumable Fuels	8,030,712	—	—	8,030,712
Paper & Forest Products	2,660,722	—	—	2,660,722
Personal Products	2,039,186	—	—	2,039,186
Pharmaceuticals	3,414,237	—	—	3,414,237
Professional Services	3,221,931	—	—	3,221,931
Real Estate Investment Trusts (REITs)	36,653,837	—	—	36,653,837
Road & Rail	4,697,797	—	—	4,697,797
Semiconductors & Semiconductor Equipment	12,644,657	—	—	12,644,657
Software	6,774,852	—	—	6,774,852
Specialty Retail	14,920,081	—	—	14,920,081
Textiles, Apparel & Luxury Goods	8,727,600	—	—	8,727,600
Thrifts & Mortgage Finance	11,681,266	—	—	11,681,266
Tobacco	500,364	—	—	500,364
Trading Companies & Distributors	6,123,176	—	—	6,123,176
Transportation Infrastructure	566,485	—	—	566,485
Water Utilities	524,250	—	—	524,250
Total Common Stocks	$392,686,668	$—	$—	$392,686,668
Futures Contracts	128,320	—	—	128,320
Mutual Fund	7,020,321	—	—	7,020,321
Repurchase Agreements	—	31,334,330	—	31,334,330
U.S. Treasury Note	—	881,168	—	881,168
Total	$399,835,309	$32,215,498	$—	$432,050,807

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the period from January 1, 2012 through June 30, 2012, the Fund held one common stock investment that was categorized as a level three investment which was valued at zero. The investment was valued at zero because the issuer was in bankruptcy. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012

Liabilities:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$128,320
Total		$128,320

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$336,021
Total	$336,021

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$142,873
Total	$142,873

26	Semiannual Report 2012

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$31,032,117	$31,334,330

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s

28	Semiannual Report 2012

pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $113,165, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $751.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $165,382 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $500.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $271.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal

30	Semiannual Report 2012

Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $78,656,059 and sales of $63,879,285 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $30,093 and sales of $0 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2012 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $5,248 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$410,688,127	$46,858,606	$(25,624,246)	$21,234,360

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	33

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

34	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	35

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

36	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	37

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	39

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Semiannual Report 2012

NVIT Multi-Manager Small Company Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

31	Supplemental Information

34	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCO (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large

2	Semiannual Report 2012

amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group

(NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Multi-Manager Small Company Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,084.90	5.70	1.10
	Hypothetical	[b]	1,000.00	1,019.39	5.52	1.10
Class II Shares	Actual		1,000.00	1,084.00	7.00	1.35
	Hypothetical	[b]	1,000.00	1,018.15	6.77	1.35
Class III Shares	Actual		1,000.00	1,085.20	5.70	1.10
	Hypothetical	[b]	1,000.00	1,019.39	5.52	1.10
Class IV Shares	Actual		1,000.00	1,085.50	5.70	1.10
	Hypothetical	[b]	1,000.00	1,019.39	5.52	1.10
Class Y Shares	Actual		1,000.00	1,085.90	4.93	0.95
	Hypothetical	[b]	1,000.00	1,020.14	4.77	0.95

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Multi-Manager Small Company Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.3%
Mutual Fund	2.9%
Corporate Bonds	0.1%
Preferred Stocks††	0.0%
Liabilities in excess of other assets	(0.3%)

100.0%

Top Industries †††
Software	5.6%
Specialty Retail	5.6%
Machinery	5.5%
Commercial Banks	5.4%
Health Care Providers & Services	5.0%
Insurance	4.5%
Real Estate Investment Trusts (REITs)	4.3%
Health Care Equipment & Supplies	3.9%
Chemicals	3.8%
Oil, Gas & Consumable Fuels	3.0%
Other Industries	53.4%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	2.9%
MWI Veterinary Supply, Inc.	1.0%
Sally Beauty Holdings, Inc.	0.8%
Wabtec Corp.	0.7%
Hibbett Sports, Inc.	0.7%
Harris Teeter Supermarkets, Inc.	0.7%
PrivateBancorp, Inc.	0.6%
Web.com Group, Inc.	0.6%
NV Energy, Inc.	0.6%
Avista Corp.	0.5%
Other Holdings	90.9%

100.0%

Top Countries †††
United States	93.1%
Bermuda	1.4%
Canada	1.3%
Puerto Rico	0.9%
Israel	0.9%
Ireland	0.6%
Switzerland	0.5%
United Kingdom	0.3%
Greece	0.3%
Monaco	0.2%
Other Countries	0.5%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.3%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BAHAMAS 0.2%
Diversified Consumer Services 0.2%
Steiner Leisure Ltd.*	20,200	937,482

BERMUDA 1.4%
Insurance 1.2%
Arch Capital Group Ltd.*	52,200	2,071,818
PartnerRe Ltd.	16,800	1,271,256
Validus Holdings Ltd.	69,837	2,236,879

		5,579,953

Oil, Gas & Consumable Fuels 0.2%
Energy XXI (Bermuda) Ltd.	18,631	582,964

		6,162,917

CANADA 1.3%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	27,500	584,375

Computers & Peripherals 0.1%
Smart Technologies, Inc., Class A*	262,600	477,932

Energy Equipment & Services 0.1%
Pason Systems, Inc.(a)	47,700	697,157

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)(a)	5,200	111,140

Machinery 0.1%
AG Growth International, Inc.	7,300	250,830

Metals & Mining 0.3%
Alamos Gold, Inc.	59,800	921,518
Major Drilling Group International	26,500	305,810

		1,227,328

Paper & Forest Products 0.3%
Domtar Corp.	15,300	1,173,663

Software 0.3%
Computer Modelling Group Ltd.(a)	45,900	783,109
Constellation Software, Inc.(a)	6,100	555,357

		1,338,466

Specialty Retail 0.0%†
Leon’s Furniture Ltd.	13,200	145,596

		6,006,487

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku, Inc. Series F, ADR*	2	3

Common Stocks (continued)

	Shares	Market Value

CURACAO 0.2%
Health Care Equipment & Supplies 0.2%
Orthofix International NV*	22,736	$937,860

GREECE 0.2%
Transportation Infrastructure 0.2%
Aegean Marine Petroleum Network, Inc.	208,900	1,117,615

IRELAND 0.6%
Life Sciences Tools & Services 0.4%
ICON PLC, ADR*	80,300	1,809,159

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	24,826	1,117,418

		2,926,577

ISRAEL 0.9%
Communications Equipment 0.2%
Ceragon Networks Ltd.*	127,197	1,090,078

Health Care Equipment & Supplies 0.2%
Syneron Medical Ltd.*	77,600	805,488

Semiconductors & Semiconductor Equipment 0.5%
Mellanox Technologies Ltd.*	30,485	2,159,558

		4,055,124

LUXEMBOURG 0.1%
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA*	4,300	314,889

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.*	158,242	1,011,166

NETHERLANDS 0.0%†
Health Care Equipment & Supplies 0.0%†
Tornier NV*	1,820	40,805

PUERTO RICO 0.9%
Commercial Banks 0.6%
Oriental Financial Group, Inc.	140,400	1,555,632
Popular, Inc.*	72,990	1,212,364

		2,767,996

Health Care Providers & Services 0.3%
Triple-S Management Corp., Class B*	81,300	1,486,164

		4,254,160

SWITZERLAND 0.5%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	28,500	2,264,895

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 0.3%
Machinery 0.3%
Edwards Group Ltd., ADR*	147,193	$1,171,656

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

		1,171,656

UNITED STATES 90.5%
Aerospace & Defense 0.7%
American Science & Engineering, Inc.	1,800	101,610
BE Aerospace, Inc.*	31,070	1,356,516
Hexcel Corp.*	57,628	1,486,226
Innovative Solutions & Support, Inc.*	89,572	294,692

		3,239,044

Air Freight & Logistics 0.3%
Forward Air Corp.	47,400	1,529,598

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	173,852	1,823,708
Gentex Corp.	7,900	164,873
Modine Manufacturing Co.*	159,113	1,102,653
Stoneridge, Inc.*	148,066	1,008,329

		4,099,563

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	12,700	1,536,700

Biotechnology 1.4%
ARIAD Pharmaceuticals, Inc.*	23,538	405,089
Cepheid, Inc.*	33,152	1,483,552
Cubist Pharmaceuticals, Inc.*	32,315	1,225,062
Incyte Corp., Ltd.*	38,856	882,031
Medivation, Inc.*	8,000	731,200
Spectrum Pharmaceuticals, Inc.*	116,000	1,804,960

		6,531,894

Building Products 0.5%
AAON, Inc.	34,800	655,980
NCI Building Systems, Inc.*	132,400	1,433,892

		2,089,872

Capital Markets 1.2%
Cohen & Steers, Inc.	17,059	588,706
Cowen Group, Inc., Class A*	443,720	1,180,295
Hercules Technology Growth Capital, Inc.	165,541	1,877,235
Horizon Technology Finance Corp.	77,238	1,273,655
New Mountain Finance Corp.	33,600	476,784
WisdomTree Investments, Inc.*	42,550	279,553

		5,676,228

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals 3.8%
American Vanguard Corp.	16,080	$427,567
Balchem Corp.	26,000	847,860
Cabot Corp.	27,000	1,098,900
Cytec Industries, Inc.	14,590	855,557
H.B. Fuller Co.	53,430	1,640,301
Hawkins, Inc.	16,700	637,606
Innophos Holdings, Inc.	40,400	2,280,984
Intrepid Potash, Inc.*	33,700	767,012
LSB Industries, Inc.*	44,900	1,387,859
Minerals Technologies, Inc.	18,700	1,192,686
NewMarket Corp.	2,700	584,820
OM Group, Inc.*	64,200	1,219,800
RPM International, Inc.	60,548	1,646,906
Sensient Technologies Corp.	52,300	1,920,979
Tronox Ltd., Class A*	8,200	989,904

		17,498,741

Commercial Banks 4.8%
Bancorp, Inc. (The)*	190,348	1,798,789
Bank of Hawaii Corp.	11,400	523,830
Citizens Republic Bancorp, Inc.*	94,500	1,618,785
Financial Institutions, Inc.	101,812	1,718,587
First Citizens BancShares, Inc., Class A	7,316	1,219,211
First Financial Bankshares, Inc.	34,950	1,207,872
First of Long Island Corp. (The)	38,647	1,119,604
Investors Bancorp, Inc.*	94,602	1,427,544
Lakeland Financial Corp.	35,645	956,355
Metro Bancorp, Inc.*	127,131	1,529,386
PrivateBancorp, Inc.	193,670	2,858,569
Signature Bank*	14,902	908,575
State Bank Financial Corp.*	87,500	1,326,500
Texas Capital Bancshares, Inc.*	36,856	1,488,614
Westamerica Bancorporation	8,700	410,553
Western Alliance Bancorp*	185,200	1,733,472

		21,846,246

Commercial Services & Supplies 2.7%
ACCO Brands Corp.*	163,637	1,692,006
Clean Harbors, Inc.*	19,919	1,123,830
Deluxe Corp.	78,000	1,945,320
Ennis, Inc.	76,795	1,181,107
Healthcare Services Group, Inc.	49,450	958,341
McGrath RentCorp	46,300	1,226,950
Portfolio Recovery Associates, Inc.*	17,900	1,633,554
Rollins, Inc.	59,875	1,339,404
United Stationers, Inc.	45,382	1,223,045

		12,323,557

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Communications Equipment 1.5%
Emulex Corp.*	192,700	$1,387,440
Extreme Networks*	376,976	1,296,797
NETGEAR, Inc.*	10,900	376,159
Oplink Communications, Inc.*	91,984	1,244,544
Polycom, Inc.*	118,700	1,248,724
Procera Networks, Inc.*	54,710	1,330,000

		6,883,664

Computers & Peripherals 0.6%
Datalink Corp.*	137,100	1,309,305
Electronics for Imaging, Inc.*	94,000	1,527,500

		2,836,805

Construction & Engineering 1.0%
EMCOR Group, Inc.	53,400	1,485,588
Great Lakes Dredge & Dock Corp.	157,400	1,120,688
Orion Marine Group, Inc.*	102,500	713,400
Tutor Perini Corp.*	77,700	984,459
UniTek Global Services, Inc.*	62,293	156,355

		4,460,490

Construction Materials 0.2%
Eagle Materials, Inc.	26,190	977,935

Containers & Packaging 0.8%
AptarGroup, Inc.	33,600	1,715,280
Rock-Tenn Co., Class A	16,700	910,985
Silgan Holdings, Inc.	25,700	1,097,133

		3,723,398

Distributors 0.9%
Core-Mark Holding Co., Inc.	36,896	1,776,173
Pool Corp.	27,500	1,112,650
VOXX International Corp.*	137,200	1,278,704

		4,167,527

Diversified Consumer Services 0.3%
Corinthian Colleges, Inc.*	284,500	822,205
Hillenbrand, Inc.	3,200	58,816
Matthews International Corp., Class A	4,500	146,205
Strayer Education, Inc.	3,400	370,668

		1,397,894

Diversified Financial Services 0.2%
MarketAxess Holdings, Inc.	12,790	340,725
NewStar Financial, Inc.*	58,184	754,065

		1,094,790

Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.*	81,660	1,571,955

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electric Utilities 1.6%
NV Energy, Inc.	146,900	$2,582,502
UIL Holdings Corp.	63,487	2,276,644
UNS Energy Corp.	64,614	2,481,824

		7,340,970

Electrical Equipment 0.4%
General Cable Corp.*	41,900	1,086,886
Polypore International, Inc.*	14,606	589,936
Thermon Group Holdings, Inc.*	15,800	327,218

		2,004,040

Electronic Equipment, Instruments & Components 1.5%
Audience, Inc.*	6,850	132,068
Badger Meter, Inc.	27,700	1,040,135
Electro Scientific Industries, Inc.	94,123	1,112,534
FEI Co.*	5,200	248,768
IPG Photonics Corp.*	13,843	603,416
OSI Systems, Inc.*	31,216	1,977,222
Trimble Navigation Ltd.*	11,300	519,913
TTM Technologies, Inc.*	125,586	1,181,764

		6,815,820

Energy Equipment & Services 2.5%
Atwood Oceanics, Inc.*	24,547	928,859
CARBO Ceramics, Inc.	11,850	909,251
Dril-Quip, Inc.*	10,470	686,727
Forum Energy Technologies, Inc.*	22,070	434,558
Hornbeck Offshore Services, Inc.*	15,500	601,090
Key Energy Services, Inc.*	125,300	952,280
Lufkin Industries, Inc.	23,700	1,287,384
Natural Gas Services Group, Inc.*	83,600	1,238,952
Oceaneering International, Inc.	29,800	1,426,228
Pioneer Drilling Co.*	133,448	1,063,581
Tidewater, Inc.	38,465	1,783,237

		11,312,147

Food & Staples Retailing 1.8%
Fresh Market, Inc. (The)*	23,418	1,255,907
Harris Teeter Supermarkets, Inc.	79,298	3,250,425
Spartan Stores, Inc.	86,771	1,573,158
Susser Holdings Corp.*	3,200	118,944
United Natural Foods, Inc.*	7,740	424,617
Weis Markets, Inc.	36,682	1,633,083

		8,256,134

Food Products 1.6%
Annie’s, Inc.*	5,860	245,300
Darling International, Inc.*	62,200	1,025,678
Flowers Foods, Inc.	48,350	1,123,170
Hain Celestial Group, Inc. (The)*	10,440	574,618

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food Products (continued)
J&J Snack Foods Corp.	14,183	$838,215
Lancaster Colony Corp.	25,600	1,822,976
Post Holdings, Inc.*	49,600	1,525,200

		7,155,157

Gas Utilities 1.3%
New Jersey Resources Corp.	25,950	1,131,679
Northwest Natural Gas Co.	24,500	1,166,200
Piedmont Natural Gas Co., Inc.	7,200	231,768
South Jersey Industries, Inc.	16,700	851,199
Southwest Gas Corp.	56,547	2,468,277

		5,849,123

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.*	40,100	1,483,700
Align Technology, Inc.*	19,030	636,744
Cooper Cos., Inc. (The)	18,630	1,485,929
Cutera, Inc.*	129,564	932,213
Cyberonics, Inc.*	4,400	197,736
Endologix, Inc.*	79,265	1,223,851
Gen-Probe, Inc.*	15,723	1,292,431
Haemonetics Corp.*	28,900	2,141,779
IDEXX Laboratories, Inc.*	6,004	577,164
Insulet Corp.*	15,970	341,279
Meridian Bioscience, Inc.	56,200	1,149,852
NxStage Medical, Inc.*	13,825	231,707
Palomar Medical Technologies, Inc.*	22,352	189,992
Sirona Dental Systems, Inc.*	40,302	1,813,993
Volcano Corp.*	8,980	257,277
West Pharmaceutical Services, Inc.	40,200	2,029,698

		15,985,345

Health Care Providers & Services 4.7%
Addus HomeCare Corp.*	133,331	654,655
Air Methods Corp.*	6,560	644,520
Amsurg Corp.*	25,234	756,515
Catalyst Health Solutions, Inc.*	23,359	2,182,665
Centene Corp.*	31,700	956,072
Ensign Group, Inc. (The)	64,000	1,809,280
HMS Holdings Corp.*	35,050	1,167,516
Landauer, Inc.	4,200	240,786
LHC Group, Inc.*	37,904	642,852
Metropolitan Health Networks, Inc.*	197,405	1,889,166
MModal, Inc.*	140,954	1,829,583
MWI Veterinary Supply, Inc.*	43,420	4,462,273
Owens & Minor, Inc.	15,100	462,513
PharMerica Corp.*	139,500	1,523,340
Providence Service Corp. (The)*	78,700	1,078,977
PSS World Medical, Inc.*	30,500	640,195
Team Health Holdings, Inc.*	28,590	688,733

		21,629,641

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Technology 0.7%
athenahealth, Inc.*	9,030	$714,905
MedAssets, Inc.*	128,400	1,726,980
Quality Systems, Inc.	21,000	577,710

		3,019,595

Hotels, Restaurants & Leisure 2.3%
Bally Technologies, Inc.*	24,820	1,158,101
BJ's Restaurants, Inc.*	14,231	540,778
Brinker International, Inc.	27,000	860,490
Buffalo Wild Wings, Inc.*	13,330	1,154,911
Domino’s Pizza, Inc.	19,478	602,065
Jack in the Box, Inc.*	44,200	1,232,296
Marriott Vacations Worldwide Corp.*	46,814	1,450,298
Morgans Hotel Group Co.*	151,000	709,700
Panera Bread Co., Class A*	8,900	1,241,016
Peet’s Coffee & Tea, Inc.*	14,155	849,866
Shuffle Master, Inc.*	54,520	752,376

		10,551,897

Household Durables 1.1%
La-Z-Boy, Inc.*	78,700	967,223
M/I Homes, Inc.*	84,825	1,469,169
Newell Rubbermaid, Inc.	78,364	1,421,523
Standard Pacific Corp.*	159,290	986,005

		4,843,920

Household Products 0.5%
Church & Dwight Co., Inc.	23,000	1,275,810
Spectrum Brands Holdings, Inc.*	27,800	905,446

		2,181,256

Industrial Conglomerates 0.3%
Raven Industries, Inc.	20,737	1,443,088

Information Technology Services 1.6%
BancTec, Inc.* (b)	36,134	144,536
Cardtronics, Inc.*	39,873	1,204,563
CIBER, Inc.*	338,400	1,458,504
Convergys Corp.	112,800	1,666,056
Forrester Research, Inc.	12,657	428,566
Jack Henry & Associates, Inc.	10,500	362,460
ManTech International Corp., Class A	1,900	44,593
ServiceSource International, Inc.*	81,215	1,124,828
Syntel, Inc.	11,400	691,980

		7,126,086

Insurance 2.8%
American Financial Group, Inc.	31,514	1,236,294
Amtrust Financial Services, Inc.	30,200	897,242
Employers Holdings, Inc.	59,182	1,067,643
Hanover Insurance Group, Inc. (The)	44,731	1,750,324

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Insurance (continued)
Infinity Property & Casualty Corp.	19,900	$1,147,633
Mercury General Corp.	12,700	529,209
ProAssurance Corp.	18,506	1,648,700
Reinsurance Group of America, Inc.	35,465	1,887,093
RLI Corp.	25,400	1,732,280
Safety Insurance Group, Inc.	26,700	1,085,088

		12,981,506

Internet Software & Services 2.1%
Bankrate, Inc.*	31,486	579,027
Bazaarvoice, Inc.*	3,790	68,978
Cornerstone OnDemand, Inc.*	56,875	1,354,194
Demandware, Inc.*	13,110	310,576
EarthLink, Inc.	235,900	1,755,096
Liquidity Services, Inc.*	36,525	1,869,715
Perficient, Inc.*	109,000	1,224,070
Web.com Group, Inc.*	142,839	2,616,810

		9,778,466

Leisure Equipment & Products 0.2%
Polaris Industries, Inc.	14,300	1,022,164

Life Sciences Tools & Services 0.1%
PAREXEL International Corp.*	7,100	200,433

Machinery 5.2%
Chart Industries, Inc.*	27,442	1,886,912
CLARCOR, Inc.	49,500	2,383,920
Columbus McKinnon Corp.*	95,800	1,445,622
Douglas Dynamics, Inc.	43,300	617,025
EnPro Industries, Inc.*	34,800	1,300,476
Gorman-Rupp Co. (The)	20,200	601,960
Graco, Inc.	27,500	1,267,200
Greenbrier Cos., Inc. (The)*	69,405	1,220,140
Lincoln Electric Holdings, Inc.	5,900	258,361
Lindsay Corp.	8,400	545,160
Manitowoc Co., Inc. (The)	93,900	1,098,630
NN, Inc.*	152,400	1,556,004
Nordson Corp.	18,582	953,071
Proto Labs, Inc.*	5,840	167,958
Robbins & Myers, Inc.	28,700	1,200,234
Tennant Co.	5,955	237,902
Titan International, Inc.	52,400	1,285,372
Toro Co. (The)	10,811	792,338
Valmont Industries, Inc.	10,600	1,282,282
Wabtec Corp.	43,488	3,392,499

		23,493,066

Metals & Mining 0.5%
Carpenter Technology Corp.	8,987	429,938
Compass Minerals International, Inc.	24,500	1,868,860

		2,298,798

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Multiline Retail 0.6%
Fred’s, Inc., Class A	105,700	$1,616,153
Gordmans Stores, Inc.*	62,585	1,032,653

		2,648,806

Multi-Utilities 0.9%
Avista Corp.	95,547	2,551,105
CMS Energy Corp.	70,300	1,652,050

		4,203,155

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	25,447	874,359

Oil, Gas & Consumable Fuels 2.7%
Abraxas Petroleum Corp.*	250,700	799,733
Concho Resources, Inc.*	9,300	791,616
Energen Corp.	37,398	1,687,772
Energy Partners Ltd.*	74,200	1,253,980
Gulfport Energy Corp.*	34,658	714,994
Kodiak Oil & Gas Corp.*	190,000	1,559,900
Midstates Petroleum Co., Inc.*	27,096	263,102
Northern Oil and Gas, Inc.*	78,200	1,246,508
Oasis Petroleum, Inc.*	51,470	1,244,545
SM Energy Co.	19,915	978,026
Swift Energy Co.*	83,100	1,546,491

		12,086,667

Paper & Forest Products 0.2%
Buckeye Technologies, Inc.	28,500	811,965

Personal Products 0.3%
Elizabeth Arden, Inc.*	34,358	1,333,434

Pharmaceuticals 0.8%
Medicines Co. (The)*	68,091	1,562,008
Par Pharmaceutical Cos., Inc.*	16,950	612,573
Salix Pharmaceuticals Ltd.*	22,080	1,202,035
Vivus, Inc.*	9,910	282,831

		3,659,447

Professional Services 1.5%
Acacia Research Corp.*	40,715	1,516,226
Advisory Board Co. (The)*	36,908	1,830,268
Exponent, Inc.*	31,400	1,658,862
Kforce, Inc.*	89,600	1,206,016
On Assignment, Inc.*	36,250	578,550

		6,789,922

Real Estate Investment Trusts (REITs) 4.3%
American Assets Trust, Inc.	62,372	1,512,521
American Capital Agency Corp.	51,200	1,720,832
Campus Crest Communities, Inc.	98,305	1,021,389

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
Colony Financial, Inc.	79,057	$1,367,686
Coresite Realty Corp.	11,820	305,192
Entertainment Properties Trust	28,000	1,151,080
Government Properties Income Trust	35,991	814,116
LaSalle Hotel Properties	33,298	970,304
MFA Financial, Inc.	243,117	1,918,193
National Health Investors, Inc.	22,500	1,145,700
One Liberty Properties, Inc.	71,156	1,339,868
Piedmont Office Realty Trust, Inc., Class A	53,500	920,735
PS Business Parks, Inc.	17,100	1,158,012
Summit Hotel Properties, Inc.	252,312	2,111,852
Taubman Centers, Inc.	19,649	1,516,117
Winthrop Realty Trust	64,019	778,471

		19,752,068

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*	5,000	264,200
Quality Distribution, Inc.*	122,800	1,361,852
Saia, Inc.*	91,373	2,000,155

		3,626,207

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc.*	86,800	1,164,856
Cirrus Logic, Inc.*	43,850	1,310,238
Hittite Microwave Corp.*	22,500	1,150,200
Integrated Silicon Solution, Inc.*	123,800	1,249,142
Monolithic Power Systems, Inc.*	59,000	1,172,330
Photronics, Inc.*	247,100	1,507,310
Power Integrations, Inc.	300	11,190
RF Micro Devices, Inc.*	354,000	1,504,500
Silicon Image, Inc.*	343,000	1,420,020
Teradyne, Inc.*	41,600	584,896

		11,074,682

Software 5.4%
Actuate Corp.*	215,700	1,494,801
Aspen Technology, Inc.*	94,510	2,187,906
Blackbaud, Inc.	24,300	623,781
BroadSoft, Inc.*	27,431	794,402
CommVault Systems, Inc.*	37,619	1,864,774
Ellie Mae, Inc.*	12,100	217,800
FactSet Research Systems, Inc.	6,900	641,286
Fortinet, Inc.*	58,760	1,364,407
Guidewire Software, Inc.*	46,370	1,303,924
Imperva, Inc.*	27,446	790,994
Infoblox, Inc.*	1,980	45,401
Jive Software, Inc.*	7,747	162,610
Mentor Graphics Corp.*	106,800	1,602,000
MICROS Systems, Inc.*	27,440	1,404,928

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
NetSuite, Inc.*	38,404	$2,103,387
ServiceNow, Inc.*	17,540	431,484
Solera Holdings, Inc.	28,400	1,186,836
Sourcefire, Inc.*	29,133	1,497,436
Tangoe, Inc.*	46,260	985,801
TeleCommunication Systems, Inc., Class A*	283,517	348,726
TIBCO Software, Inc.*	47,120	1,409,830
Ultimate Software Group, Inc.*	21,940	1,955,293

		24,417,807

Specialty Retail 5.6%
Aaron's, Inc.	43,250	1,224,407
American Eagle Outfitters, Inc.	84,500	1,667,185
Asbury Automotive Group, Inc.*	35,970	852,129
Ascena Retail Group, Inc.*	55,962	1,042,012
Citi Trends, Inc.*	24,397	376,690
Destination Maternity Corp.	45,000	972,000
Express, Inc.*	48,988	890,112
Genesco, Inc.*	20,132	1,210,940
Hibbett Sports, Inc.*	58,300	3,364,493
Lithia Motors, Inc., Class A	70,300	1,620,415
Sally Beauty Holdings, Inc.*	136,620	3,516,599
Sonic Automotive, Inc., Class A	98,400	1,345,128
Stage Stores, Inc.	78,597	1,439,897
Tractor Supply Co.	13,100	1,088,086
Ulta Salon Cosmetics & Fragrance, Inc.	11,720	1,094,414
Vitamin Shoppe, Inc.*	46,075	2,530,900
Zumiez, Inc.*	30,570	1,210,572

		25,445,979

Textiles, Apparel & Luxury Goods 1.2%
G-III Apparel Group Ltd.*	46,000	1,089,740
PVH Corp.	14,082	1,095,439
Steven Madden Ltd.*	47,580	1,510,665
Tumi Holdings, Inc.*	25,490	446,075
Under Armour, Inc., Class A*	8,910	841,817
Wolverine World Wide, Inc.	13,000	504,140

		5,487,876

Thrifts & Mortgage Finance 2.9%
Berkshire Hills Bancorp, Inc.	65,700	1,445,400
BofI Holding, Inc.*	65,063	1,285,645
Brookline Bancorp, Inc.	202,100	1,788,585
Capitol Federal Financial, Inc.	95,700	1,136,916
Dime Community Bancshares, Inc.	31,150	413,984
EverBank Financial Corp.*	111,120	1,207,874
HomeStreet, Inc.*	17,306	553,619
MGIC Investment Corp.*	184,000	529,920
Rockville Financial, Inc.	111,100	1,285,427

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	88,664	$1,274,988
ViewPoint Financial Group, Inc.	31,700	495,788
Walker & Dunlop, Inc.*	126,103	1,620,424
Westfield Financial, Inc.	52,300	381,790

		13,420,360

Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	34,600	1,275,010
Beacon Roofing Supply, Inc.*	58,061	1,464,298
DXP Enterprises, Inc.*	25,348	1,051,689
H&E Equipment Services, Inc.*	119,014	1,788,780
TAL International Group, Inc.	19,080	638,989
United Rentals, Inc.*	28,990	986,820
Watsco, Inc.	4,800	354,240

		7,559,826

Water Utilities 0.2%
American States Water Co.	28,000	1,108,240

		413,075,353

Total Common Stocks (cost $411,579,861)		444,276,989

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	100,042
Glam Media, Inc., Escrow, Series M- 1*(a)	2,754	9,291

		109,333

Total Preferred Stocks (cost $109,333)		109,333

Corporate Bonds 0.1%

	Principal Amount

UNITED STATES 0.1%
Internet Software & Services 0.1%
Glam Media, Inc., Subordinated Note,
9.00%, 12/02/13(a)	$42,256	42,256

Glam Media, Inc., Subordinated Note Escrow,
9.00%, 12/02/13(a)	6,037	3,924

		46,180

Total Corporate Bonds (cost $46,658)		46,180

Mutual Fund 2.9%

	Shares	Market Value

Money Market Fund 2.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	13,400,410	$13,400,410

Total Mutual Fund (cost $13,400,410)		13,400,410

Total Investments (cost $425,136,262) (d) — 100.3%		457,832,912

Liabilities in excess of other assets — (0.3)%		(1,251,787)

NET ASSETS — 100.0%		$456,581,125

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $144,536 which represents 0.03% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

14	Semiannual Report 2012

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

1	NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value (cost $425,136,262)	$457,832,912
Cash	6,002
Interest and dividends receivable	358,775
Receivable for investments sold	5,655,529
Receivable for capital shares issued	67,875
Reclaims receivable	51,817
Prepaid expenses	5,564

Total Assets	463,978,474

Liabilities:
Payable for investments purchased	6,661,384
Payable for capital shares redeemed	366,839
Accrued expenses and other payables:
Investment advisory fees	261,613
Fund administration fees	17,216
Distribution fees	8,868
Administrative servicing fees	51,640
Accounting and transfer agent fees	536
Trustee fees	160
Custodian fees	2,274
Compliance program costs (Note 3)	360
Professional fees	14,822
Printing fees	11,132
Other	505

Total Liabilities	7,397,349

Net Assets	$456,581,125

Represented by:
Capital	$446,270,508
Accumulated undistributed net investment income	285,957
Accumulated net realized losses from investment and foreign currency	(22,688,125)
Net unrealized appreciation/(depreciation) from investments	32,696,650
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	16,135

Net Assets	$456,581,125

Net Assets:
Class I Shares	$314,531,655
Class II Shares	44,546,766
Class III Shares	2,548,674
Class IV Shares	19,760,276
Class Y Shares	75,193,754

Total	$456,581,125

2012 Semiannual Report	15

Statement of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Company Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,078,096
Class II Shares	2,482,881
Class III Shares	138,059
Class IV Shares	1,073,274
Class Y Shares	4,074,065

Total	24,846,375

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.42
Class II Shares	$17.94
Class III Shares	$18.46
Class IV Shares	$18.41
Class Y Shares	$18.46

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$2,825,516
Interest income	2,913
Other income	117
Foreign tax withholding	(2,867)

Total Income	2,825,679

EXPENSES:
Investment advisory fees	2,142,273
Fund administration fees	105,465
Distribution fees Class II Shares	56,974
Administrative servicing fees Class I Shares	239,231
Administrative servicing fees Class II Shares	34,185
Administrative servicing fees Class III Shares	1,876
Administrative servicing fees Class IV Shares	15,178
Professional fees	18,479
Printing fees	35,655
Trustee fees	9,423
Custodian fees	8,419
Accounting and transfer agent fees	1,254
Compliance program costs (Note 3)	948
Other	8,420

Total expenses before earnings credit and fees waived	2,677,780

Earnings credit (Note 5)	(86)
Investment advisory fees waived (Note 3)	(145,764)

Net Expenses	2,531,930

NET INVESTMENT INCOME	293,749

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,489,011
Net realized losses from foreign currency transactions (Note 2)	(377)

Net realized gains from investment and foreign currency transactions	5,488,634

Net change in unrealized appreciation/(depreciation) from investments	31,584,914
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(488)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,584,426

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	37,073,060

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,366,809

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$293,749	$(275,404)
Net realized gains from investment and foreign currency transactions	5,488,634	74,967,779
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,584,426	(97,944,943)

Change in net assets resulting from operations	37,366,809	(23,252,568)

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,705,584)
Class II	–	(231,488)
Class III	–	(16,570)
Class IV	–	(114,988)
Class Y	–	(285,808)

Change in net assets from shareholder distributions	–	(2,354,438)

Change in net assets from capital transactions	10,140,416	(51,848,804)

Change in net assets	47,507,225	(77,455,810)

Net Assets:
Beginning of period	409,073,900	486,529,710

End of period	$456,581,125	$409,073,900

Accumulated undistributed (distributions in excess of) net investment income/(loss) at end of period	$285,957	$(7,792)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$40,469,858	$10,438,001
Dividends reinvested	–	1,705,584
Cost of shares redeemed	(27,162,683)	(78,991,460)

Total Class I	13,307,175	(66,847,875)

Class II Shares
Proceeds from shares issued	459,266	3,014,182
Dividends reinvested	–	231,488
Cost of shares redeemed	(4,478,419)	(9,335,533)

Total Class II	(4,019,153)	(6,089,863)

Class III Shares
Proceeds from shares issued	335,878	1,035,962
Dividends reinvested	–	16,570
Cost of shares redeemed	(585,812)	(1,259,996)

Total Class III	(249,934)	(207,464)

18	Semiannual Report 2012

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class IV Shares
Proceeds from shares issued	$304,498	$786,384
Dividends reinvested	–	114,988
Cost of shares redeemed	(1,683,145)	(3,746,772)

Total Class IV	(1,378,647)	(2,845,400)

Class Y Shares
Proceeds from shares issued	4,931,817	28,865,763
Dividends reinvested	–	285,808
Cost of shares redeemed	(2,450,842)	(5,009,773)

Total Class Y	2,480,975	24,141,798

Change in net assets from capital transactions	$10,140,416	$(51,848,804)

SHARE TRANSACTIONS:
Class I Shares
Issued	2,336,681	578,132
Reinvested	–	93,723
Redeemed	(1,484,136)	(4,413,814)

Total Class I Shares	852,545	(3,741,959)

Class II Shares
Issued	26,193	186,791
Reinvested	–	13,060
Redeemed	(253,554)	(534,020)

Total Class II Shares	(227,361)	(334,169)

Class III Shares
Issued	18,222	58,066
Reinvested	–	909
Redeemed	(32,940)	(71,128)

Total Class III Shares	(14,718)	(12,153)

Class IV Shares
Issued	16,582	44,776
Reinvested	–	6,319
Redeemed	(92,247)	(211,556)

Total Class IV Shares	(75,665)	(160,461)

Class Y Shares
Issued	270,337	1,677,014
Reinvested	–	15,688
Redeemed	(129,841)	(291,150)

Total Class Y Shares	140,496	1,401,552

Total change in shares	675,297	(2,847,190)

Amounts designated as "–" are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$16.97	0.01	1.44	1.45	–	–	–	–	$18.42	8.49%	$314,531,655	1.10%	0.13%	1.16%	38.19%
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	–	(0.09)	–	$16.97	(5.56)%	$275,298,485	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.08	3.57	3.65	(0.05)	–	(0.05)	–	$18.05	25.32%	$360,470,763	1.18%	0.50%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.68	3.72	(0.03)	–	(0.03)	–	$14.45	34.70%	$352,187,874	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$312,192,179	1.19%	0.85%	1.19%	113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	–	$22.21	2.13%	$628,302,006	1.19%	0.24%	1.19%	115.83%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$16.55	(0.01)	1.40	1.39	–	–	–	–	$17.94	8.40%	$44,546,766	1.35%	(0.13)%	1.41%	38.19%
Year Ended December 31, 2011(e)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	–	(0.08)	–	$16.55	(5.80)%	$44,853,662	1.41%	(0.30)%	1.42%	114.47%
Year Ended December 31, 2010(e)	$14.13	0.04	3.48	3.52	(0.01)	–	(0.01)	–	$17.64	24.98%	$53,716,945	1.43%	0.26%	1.43%	68.84%
Year Ended December 31, 2009(e)	$10.53	0.02	3.60	3.62	(0.02)	–	(0.02)	–	$14.13	34.43%	$48,640,531	1.44%	0.18%	1.44%	77.10%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35)%	$67,160,569	1.45%	0.57%	1.45%	113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	–	$21.84	1.89%	$110,373,399	1.42%	0.01%	1.42%	115.83%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$17.01	0.01	1.44	1.45	–	–	–	–	$18.46	8.52%	$2,548,674	1.10%	0.13%	1.16%	38.19%
Year Ended December 31, 2011(e)	$18.10	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$17.01	(5.55)%	$2,598,385	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.48	0.09	3.58	3.67	(0.05)	–	(0.05)	–	$18.10	25.35%	$2,984,634	1.18%	0.58%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.78	0.04	3.69	3.73	(0.03)	–	(0.03)	–	$14.48	34.73%	$2,523,106	1.19%	0.35%	1.19%	77.10%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16)%	$1,491,946	1.16%	0.90%	1.16%	113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	–	$22.24	2.11%	$2,985,655	1.21%	0.19%	1.21%	115.83%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$16.96	0.01	1.44	1.45	–	–	–	–	$18.41	8.55%	$19,760,276	1.10%	0.12%	1.16%	38.19%
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$16.96	(5.56)%	$19,488,197	1.16%	(0.06)%	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.44	0.08	3.58	3.66	(0.05)	–	(0.05)	–	$18.05	25.34%	$23,631,715	1.18%	0.50%	1.18%	66.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.67	3.71	(0.03)	–	(0.03)	–	$14.44	34.61%	$23,013,941	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$20,512,653	1.20%	0.83%	1.20%	113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	–	$22.21	2.15%	$39,300,304	1.17%	0.26%	1.17%	115.83%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$16.99	0.03	1.44	1.47	–	–	–	–	$18.46	8.59%	$75,193,754	0.95%	0.28%	1.01%	38.19%
Year Ended December 31, 2011(e)	$18.06	0.03	(1.00)	(0.97)	(0.10)	–	(0.10)	–	$16.99	(5.46)%	$66,835,171	1.00%	0.15%	1.02%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.14	3.54	3.68	(0.07)	–	(0.07)	–	$18.06	25.57%	$45,725,653	1.03%	0.88%	1.03%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.05	3.68	3.73	(0.04)	–	(0.04)	–	$14.45	34.80%	$17,171,892	1.03%	0.43%	1.03%	77.10%
Period Ended December 31, 2008(f)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32.67)%	$5,084,763	1.08%	0.99%	1.08%	113.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,239,044	$—	$—	$3,239,044
Air Freight & Logistics	1,529,598	—	—	1,529,598
Auto Components	4,099,563	—	—	4,099,563
Beverages	1,536,700	—	—	1,536,700
Biotechnology	6,531,894	—	—	6,531,894
Building Products	2,089,872	—	—	2,089,872
Capital Markets	5,676,228	—	—	5,676,228
Chemicals	17,498,741	—	—	17,498,741
Commercial Banks	24,614,242	—	—	24,614,242
Commercial Services & Supplies	12,907,932	—	—	12,907,932
Communications Equipment	7,973,742	—	—	7,973,742
Computers & Peripherals	3,314,737	—	—	3,314,737
Construction & Engineering	4,460,490	—	—	4,460,490
Construction Materials	977,935	—	—	977,935
Containers & Packaging	3,723,398	—	—	3,723,398
Distributors	4,167,527	—	—	4,167,527
Diversified Consumer Services	2,335,376	—	—	2,335,376
Diversified Financial Services	1,094,790	—	—	1,094,790
Diversified Telecommunication Services	1,571,955	—	—	1,571,955
Electric Utilities	7,340,970	—	—	7,340,970
Electrical Equipment	2,004,040	—	—	2,004,040
Electronic Equipment, Instruments & Components	6,815,820	—	—	6,815,820
Energy Equipment & Services	11,312,147	697,157	—	12,009,304
Food & Staples Retailing	8,256,134	111,140	—	8,367,274
Food Products	7,155,157	—	—	7,155,157
Gas Utilities	5,849,123	—	—	5,849,123
Health Care Equipment & Supplies	17,769,498	—	—	17,769,498
Health Care Providers & Services	23,115,805	—	—	23,115,805
Health Care Technology	3,019,595	—	—	3,019,595
Hotels, Restaurants & Leisure	10,551,897	—	—	10,551,897
Household Durables	4,843,920	—	—	4,843,920
Household Products	2,181,256	—	—	2,181,256
Industrial Conglomerates	1,443,088	—	—	1,443,088
Information Technology Services	6,981,550	144,536	—	7,126,086
Insurance	20,826,354	—	—	20,826,354
Internet Software & Services	9,778,466	3	—	9,778,469
Leisure Equipment & Products	1,022,164	—	—	1,022,164
Life Sciences Tools & Services	2,009,592	—	—	2,009,592
Machinery	24,664,722	250,830	—	24,915,552
Metals & Mining	3,526,126	—	—	3,526,126
Multiline Retail	2,648,806	—	—	2,648,806
Multi-Utilities	4,203,155	—	—	4,203,155
Office Electronics	874,359	—	—	874,359
Oil, Gas & Consumable Fuels	13,680,797	—	—	13,680,797
Paper & Forest Products	1,985,628	—	—	1,985,628
Personal Products	1,333,434	—	—	1,333,434
Pharmaceuticals	4,776,865	—	—	4,776,865

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$6,789,922	$—	$—	$6,789,922
Real Estate Investment Trusts (REITs)	19,752,068	—	—	19,752,068
Real Estate Management & Development	314,889	—	—	314,889
Road & Rail	3,626,207	—	—	3,626,207
Semiconductors & Semiconductor Equipment	13,234,240	—	—	13,234,240
Software	24,417,807	1,338,466	—	25,756,273
Specialty Retail	25,591,575	—	—	25,591,575
Textiles, Apparel & Luxury Goods	5,487,876	—	—	5,487,876
Thrifts & Mortgage Finance	13,420,360	—	—	13,420,360
Trading Companies & Distributors	7,559,826	—	—	7,559,826
Transportation Infrastructure	1,117,615	—	—	1,117,615
Water Utilities	1,108,240	—	—	1,108,240
Total Common Stocks	$441,734,857	$2,542,132	$—	$444,276,989
Corporate Bonds*	—	—	46,180	46,180
Mutual Fund	13,400,410	—	—	13,400,410
Preferred Stocks*	—	—	109,333	109,333
Total	$455,135,267	$2,542,132	$155,513	$457,832,912

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/11	$84,915	$155,214	$—	$240,129
Accrued Accretion/(Amortization)	—	—	479	479
Realized Gain/(Loss)	—	299	—	299
Change in Unrealized Appreciation/(Depreciation)	—	—	(479)	(479)
Purchases*	—	109,333	46,180	155,513
Sales	—	(155,513)	—	(155,513)
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	(84,915)	—	—	(84,915)
Balance as of 06/30/12	$—	$109,333	$46,180	$155,513
Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$—	$—	$(479)	$(479)

Amounts designated as “–” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

24	Semiannual Report 2012

For the period from January 1, 2012 through June 30, 2012, the Fund held two common stock investments that were categorized as level three investments which were valued at zero. Each was valued at zero because the issuer was in bankruptcy.

For the period from January 1, 2012 through June 30, 2012, the Fund held one common stock investment that was categorized as a level three investment which was valued at zero. The investment was valued at zero because there remains potential for a future payment to occur.

For the period from January 1, 2012 through June 30, 2012, the Fund held two preferred stock investments that were categorized as level three investments which were valued in total at one hundred nine thousand three hundred and thirty three dollars. These two preferred stocks were valued at one hundred nine thousand three hundred and thirty three dollars because they are private placement preferred stocks that are not trading on an exchange.

For the period from January 1, 2012 through June 30, 2012, the Fund held two corporate bond investments that were categorized as level three investments which were valued in total at forty six thousand one hundred eighty dollars. These two corporate bonds were valued at forty six thousand one hundred eighty dollars because they are private placement bonds that are not trading on an exchange.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26	Semiannual Report 2012

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.93%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $145,764, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $948.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $290,470 in administrative services fees from the Fund.

4. Redemption	Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $47.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $284.

5. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

28	Semiannual Report 2012

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment	Transactions

For the six months ended June 30, 2012, the Fund had purchases of $176,278,940 and sales of $168,855,687 (excluding short-term securities).

7. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $64,729 of brokerage commissions.

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10. Federal	Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$429,506,466	$53,064,575	$(24,738,129)	$28,326,446

11. Subsequent	Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	31

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

32	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	33

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

34	Semiannual Report 2012

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Semiannual Report 2012

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	37

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Semiannual Report 2012

NVIT Nationwide Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Nationwide Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,053.00	4.03	0.79
	Hypothetical	[b]	1,000.00	1,020.94	3.97	0.79
Class II Shares	Actual		1,000.00	1,051.00	5.30	1.04
	Hypothetical	[b]	1,000.00	1,019.69	5.22	1.04
Class III Shares	Actual		1,000.00	1,053.90	3.27	0.64
	Hypothetical	[b]	1,000.00	1,021.68	3.22	0.64
Class IV Shares	Actual		1,000.00	1,053.00	4.03	0.79
	Hypothetical	[b]	1,000.00	1,020.94	3.97	0.79

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Nationwide Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.9%
Repurchase Agreement	1.9%
Mutual Fund	0.9%
Liabilities in excess of other assets	(1.7)%

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	10.3%
Pharmaceuticals	6.9%
Insurance	5.5%
Commercial Banks	5.5%
Food Products	4.8%
Health Care Equipment & Supplies	4.6%
Information Technology Services	4.4%
Software	4.1%
Household Products	4.0%
Machinery	3.8%
Other Industries*	46.1%

100.0%

Top Holdings ††
Procter & Gamble Co. (The)	2.7%
PepsiCo, Inc.	2.7%
Johnson & Johnson	2.6%
United Technologies Corp.	2.5%
Wells Fargo & Co.	2.3%
EOG Resources, Inc.	2.3%
Exxon Mobil Corp.	2.2%
JPMorgan Chase & Co.	2.1%
Occidental Petroleum Corp.	2.0%
Comcast Corp., Class A	2.0%
Other Holdings*	76.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.9%

	Shares	Market Value

Aerospace & Defense 3.3%
Bombardier, Inc., Class B	1,298,900	$5,128,748
United Technologies Corp.	221,920	16,761,617

		21,890,365

Auto Components 0.8%
BorgWarner, Inc.* (a)	79,600	5,220,964

Beverages 2.7%
PepsiCo, Inc.	253,965	17,945,167

Biotechnology 1.4%
Amgen, Inc.	59,795	4,367,427
Gilead Sciences, Inc.*	96,500	4,948,520

		9,315,947

Capital Markets 2.1%
Charles Schwab Corp. (The)	622,610	8,050,347
State Street Corp.	127,800	5,704,992

		13,755,339

Chemicals 3.9%
Air Products & Chemicals, Inc.	83,870	6,770,825
Monsanto Co.	40,800	3,377,424
Potash Corp. of Saskatchewan, Inc.	115,800	5,059,302
PPG Industries, Inc.	38,460	4,081,375
Praxair, Inc.	58,600	6,371,578

		25,660,504

Commercial Banks 5.6%
PNC Financial Services Group, Inc.	151,890	9,281,998
Royal Bank of Canada	89,700	4,595,572
U.S. Bancorp	222,960	7,170,393
Wells Fargo & Co.	476,090	15,920,450

		36,968,413

Communications Equipment 3.2%
Cisco Systems, Inc.	618,921	10,626,874
Juniper Networks, Inc.*	193,010	3,147,993
QUALCOMM, Inc.	132,900	7,399,872

		21,174,739

Computers & Peripherals 1.2%
EMC Corp.*	299,100	7,665,933

Construction & Engineering 0.4%
Fluor Corp.	59,360	2,928,822

Diversified Financial Services 3.1%
IntercontinentalExchange, Inc.*	49,400	6,717,412
JPMorgan Chase & Co.	392,502	14,024,097

		20,741,509

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 1.0%
TELUS Corp.	82,817	$4,973,413
TELUS Corp., Non-Voting Shares (a)	29,754	1,740,014

		6,713,427

Electrical Equipment 0.9%
Emerson Electric Co.	133,300	6,209,114

Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	38,300	2,468,052
Schlumberger Ltd.	84,100	5,458,931

		7,926,983

Food & Staples Retailing 2.5%
CVS Caremark Corp.	191,020	8,926,364
Sysco Corp.	258,385	7,702,457

		16,628,821

Food Products 4.9%
ConAgra Foods, Inc.	294,940	7,647,794
General Mills, Inc.	173,520	6,687,461
Kellogg Co.	161,200	7,951,996
Kraft Foods, Inc., Class A	268,900	10,384,918

		32,672,169

Health Care Equipment & Supplies 4.6%
Baxter International, Inc.	229,780	12,212,807
Boston Scientific Corp.*	579,975	3,288,458
Medtronic, Inc.	290,210	11,239,833
St. Jude Medical, Inc.	100,768	4,021,651

		30,762,749

Health Care Providers & Services 2.5%
Aetna, Inc.	123,961	4,805,968
Quest Diagnostics, Inc.	197,935	11,856,307

		16,662,275

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	74,015	6,552,548
Starwood Hotels & Resorts Worldwide, Inc.	89,900	4,768,296

		11,320,844

Household Products 4.1%
Kimberly-Clark Corp.	107,495	9,004,856
Procter & Gamble Co. (The)	296,970	18,189,413

		27,194,269

Industrial Conglomerates 1.2%
3M Co.	86,355	7,737,408

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 4.5%
Alliance Data Systems Corp.* (a)	52,800	$7,128,000
Cognizant Technology Solutions Corp., Class A*	133,500	8,010,000
International Business Machines Corp.	37,865	7,405,637
Visa, Inc., Class A	57,500	7,108,725

		29,652,362

Insurance 5.6%
Aflac, Inc.	150,200	6,397,018
Chubb Corp. (The)	105,190	7,659,936
Hartford Financial Services Group, Inc.	441,675	7,786,730
Prudential Financial, Inc.	131,475	6,367,334
Travelers Cos., Inc. (The)	138,315	8,830,030

		37,041,048

Internet Software & Services 0.5%
Yahoo!, Inc.*	198,600	3,143,838

Machinery 3.9%
Deere & Co.	84,429	6,827,773
Dover Corp.	125,360	6,720,550
Illinois Tool Works, Inc.	108,510	5,739,094
Parker Hannifin Corp.	86,225	6,628,978

		25,916,395

Media 3.2%
Comcast Corp., Class A	416,270	13,308,152
Walt Disney Co. (The)	157,800	7,653,300

		20,961,452

Multiline Retail 0.8%
Target Corp.	91,400	5,318,566

Oil, Gas & Consumable Fuels 10.4%
Apache Corp.	125,470	11,027,558
Chevron Corp.	53,700	5,665,350
Devon Energy Corp.	155,055	8,991,640
EOG Resources, Inc.	169,940	15,313,293
Exxon Mobil Corp.	172,325	14,745,850
Occidental Petroleum Corp.	156,945	13,461,173

		69,204,864

Pharmaceuticals 7.0%
Abbott Laboratories	167,335	10,788,087
Johnson & Johnson	256,685	17,341,639
Merck & Co., Inc.	188,420	7,866,535
Pfizer, Inc.	464,095	10,674,185

		46,670,446

Road & Rail 0.9%
Canadian National Railway Co.	74,900	6,320,062

Semiconductors & Semiconductor Equipment 0.6%
Linear Technology Corp.	119,980	3,758,973

Common Stocks (continued)

	Shares	Market Value

Software 4.1%
Microsoft Corp.	304,630	$9,318,632
Oracle Corp.	344,000	10,216,800
Solera Holdings, Inc.	189,464	7,917,700

		27,453,132

Specialty Retail 2.1%
Staples, Inc.	464,302	6,059,141
TJX Cos., Inc.	180,600	7,753,158

		13,812,299

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	55,350	4,858,623
VF Corp.	50,745	6,771,920

		11,630,543

Tobacco 1.3%
Philip Morris International, Inc.	96,070	8,383,069

Total Common Stocks (cost $591,038,273)		656,362,810

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (b)	5,890,259	5,890,259

Total Mutual Fund (cost $5,890,259)		5,890,259

Repurchase Agreement 1.9%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $12,476,045, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 10.75%, maturing 09/15/13 - 06/20/42; total market value $12,725,388. (c)	$12,475,869	12,475,869

Total Repurchase Agreement (cost $12,475,869)		12,475,869

Total Investments (cost $609,404,401) (d) — 101.7%		674,728,938

Liabilities in excess of other assets — (1.7%)		(11,577,394)

NET ASSETS — 100.0%		$663,151,544

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Nationwide Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $12,423,769.

(b)	Represents 7-day effective yield as of June 30, 2012.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $12,475,869.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Nationwide Fund
Assets:
Investments, at value * (cost $596,928,532)	$662,253,069
Repurchase agreement, at value and cost	12,475,869

Total Investments	674,728,938

Foreign currencies, at value (cost $68,901)	69,226
Dividends receivable	1,040,617
Security lending income receivable	4,317
Receivable for investments sold	2,070,589
Receivable for capital shares issued	14,635
Prepaid expenses	8,383

Total Assets	677,936,705

Liabilities:
Payable for capital shares redeemed	1,551,627
Cash overdraft (Note 2)	275,000
Payable upon return of securities loaned (Note 2)	12,475,869
Accrued expenses and other payables:
Investment advisory fees	305,409
Fund administration fees	20,311
Distribution fees	30,616
Administrative servicing fees	83,808
Accounting and transfer agent fees	157
Trustee fees	232
Custodian fees	4,864
Compliance program costs (Note 3)	575
Professional fees	10,179
Printing fees	24,225
Other	2,289

Total Liabilities	14,785,161

Net Assets	$663,151,544

Represented by:
Capital	$1,073,608,391
Accumulated undistributed net investment income	4,885,985
Accumulated net realized losses from investment and foreign currency	(480,668,096)
Net unrealized appreciation/(depreciation) from investments	65,324,537
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	727

Net Assets	$663,151,544

Net Assets:
Class I Shares	$420,437,417
Class II Shares	151,645,043
Class III Shares	831,299
Class IV Shares	90,237,785

Total	$663,151,544

*	Includes value of securities on loan of $12,423,769 (Note 2).

2012 Semiannual Report	11

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

1/8	NVIT Nationwide Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	44,099,990
Class II Shares	15,992,387
Class III Shares	86,806
Class IV Shares	9,468,064

Total	69,647,247

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.53
Class II Shares	$9.48
Class III Shares	$9.58
Class IV Shares	$9.53

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,394,348
Income from securities lending (Note 2)	28,237
Other income	178
Foreign tax withholding	(63,325)

Total Income	7,359,438

EXPENSES:
Investment advisory fees	2,029,747
Fund administration fees	128,524
Distribution fees Class II Shares	202,007
Administrative servicing fees Class I Shares	330,248
Administrative servicing fees Class II Shares	121,205
Administrative servicing fees Class IV Shares	69,334
Professional fees	22,172
Printing fees	26,548
Trustee fees	14,319
Custodian fees	14,423
Accounting and transfer agent fees	642
Compliance program costs (Note 3)	1,416
Other	11,808

Total expenses before earnings credit and fees waived	2,972,393

Earnings credit (Note 5)	(26)
Investment advisory fees waived (Note 3)	(40,923)

Net Expenses	2,931,444

NET INVESTMENT INCOME	4,427,994

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	27,352,832
Net realized losses from foreign currency transactions (Note 2)	(955)

Net realized gains from investment and foreign currency transactions	27,351,877

Net change in unrealized appreciation/(depreciation) from investments	5,506,756
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	998

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,507,754

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	32,859,631

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,287,625

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$4,427,994	$8,561,046
Net realized gains from investment and foreign currency transactions	27,351,877	42,290,104
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,507,754	(43,800,174)

Change in net assets resulting from operations	37,287,625	7,050,976

Distributions to Shareholders From:
Net investment income:
Class I	–	(5,392,154)
Class II	–	(1,594,168)
Class III	–	(5,053)
Class IV	–	(1,091,827)

Change in net assets from shareholder distributions	–	(8,083,202)

Change in net assets from capital transactions	(68,155,361)	(101,332,320)

Change in net assets	(30,867,736)	(102,364,546)

Net Assets:
Beginning of period	694,019,280	796,383,826

End of period	$663,151,544	$694,019,280

Accumulated undistributed net investment income at end of period	$4,885,985	$457,991

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,383,869	$2,675,870
Dividends reinvested	–	5,392,154
Cost of shares redeemed	(40,643,369)	(67,890,802)

Total Class I	(39,259,500)	(59,822,778)

Class II Shares
Proceeds from shares issued	60,466	7,447,660
Dividends reinvested	–	1,594,168
Cost of shares redeemed	(25,293,113)	(42,021,022)

Total Class II	(25,232,647)	(32,979,194)

Class III Shares
Proceeds from shares issued	590,724	340,487
Dividends reinvested	–	5,053
Cost of shares redeemed	(265,203)	(202,698)

Total Class III	325,521	142,842

Class IV Shares
Proceeds from shares issued	1,132,672	3,534,402
Dividends reinvested	–	1,091,827
Cost of shares redeemed	(5,121,407)	(13,299,419)

Total Class IV	(3,988,735)	(8,673,190)

Change in net assets from capital transactions	$(68,155,361)	$(101,332,320)

14	Semiannual Report 2012

	NVIT Nationwide Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SHARE TRANSACTIONS:
Class I Shares
Issued	145,426	290,149
Reinvested	–	593,721
Redeemed	(4,200,520)	(7,342,909)

Total Class I Shares	(4,055,094)	(6,459,039)

Class II Shares
Issued	6,325	950,670
Reinvested	–	176,521
Redeemed	(2,654,696)	(4,557,095)

Total Class II Shares	(2,648,371)	(3,429,904)

Class III Shares
Issued	62,805	37,252
Reinvested	–	556
Redeemed	(27,073)	(23,217)

Total Class III Shares	35,732	14,591

Class IV Shares
Issued	118,051	388,708
Reinvested	–	120,271
Redeemed	(530,438)	(1,450,176)

Total Class IV Shares	(412,387)	(941,197)

Total change in shares	(7,080,120)	(10,815,549)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.05	0.06	0.42	0.48	–	–	–	–	$9.53	5.30%	$420,437,417	0.79%	1.33%	0.80%	12.32%
Year Ended December 31, 2011(e)	$9.11	0.11	(0.06)	0.05	(0.11)	–	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%
Year Ended December 31, 2010(e)	$8.11	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.59	1.68	(0.09)	–	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55)%	$643,454,394	0.82%	1.50%	0.82%	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$1,273,466,977	0.79%	1.08%	0.79%	377.04%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.02	0.05	0.41	0.46	–	–	–	–	$9.48	5.10%	$151,645,043	1.04%	1.08%	1.05%	12.32%
Year Ended December 31, 2011(e)	$9.07	0.09	(0.06)	0.03	(0.08)	–	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%
Year Ended December 31, 2010(e)	$8.07	0.05	1.01	1.06	(0.06)	–	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.50	0.07	1.58	1.65	(0.08)	–	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61)%	$281,190,716	1.05%	1.30%	1.05%	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%	$406,704,896	1.07%	0.83%	1.08%	377.04%

Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.09	0.07	0.42	0.49	–	–	–	–	$9.58	5.39%	$831,299	0.64%	1.46%	0.65%	12.32%
Year Ended December 31, 2011(e)	$9.14	0.13	(0.06)	0.07	(0.12)	–	(0.12)	–	$9.09	0.79%	$464,132	0.64%	1.38%	0.65%	19.65%
Year Ended December 31, 2010(e)	$8.14	0.08	1.01	1.09	(0.09)	–	(0.09)	–	$9.14	13.47%	$333,436	0.74%	0.93%	0.74%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.54	0.09	1.60	1.69	(0.09)	–	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0.82%	85.37%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54)%	$434,001	0.79%	1.47%	0.79%	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%	$1,339,269	0.81%	1.04%	0.81%	377.04%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.05	0.06	0.42	0.48	–	–	–	–	$9.53	5.30%	$90,237,785	0.79%	1.33%	0.80%	12.32%
Year Ended December 31, 2011(e)	$9.10	0.11	(0.05)	0.06	(0.11)	–	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%
Year Ended December 31, 2010(e)	$8.10	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.58	1.67	(0.09)	–	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55)%	$88,106,911	0.81%	1.51%	0.81%	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$165,599,721	0.80%	1.08%	0.80%	377.04%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$656,362,810	$—	$—	$656,362,810
Mutual Fund	5,890,259	—	—	5,890,259
Repurchase Agreement	—	12,475,869	—	12,475,869
Total	$662,253,069	$12,475,869	$—	$674,728,938
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $275,000 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$12,423,769	$12,475,869

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

20	Semiannual Report 2012

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Aberdeen Asset Management, Inc.
Diamond Hill Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $40,923, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $1,416.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $520,787 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

22	Semiannual Report 2012

For the six months ended June 30, 2012, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $524.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $84,730,987 and sales of $145,188,254 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $1,006 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$616,832,093	$76,136,799	$(18,239,954)	$57,896,845

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

26	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	27

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,
King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2012

NVIT Real Estate Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Real Estate Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,142.40	5.01	0.94
	Hypothetical	[b]	1,000.00	1,020.19	4.72	0.94
Class II Shares	Actual		1,000.00	1,141.90	6.34	1.19
	Hypothetical	[b]	1,000.00	1,018.95	5.97	1.19

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Real Estate Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	99.0%
Repurchase Agreement	2.1%
Mutual Fund	0.9%
Liabilities in excess of other assets	(2.0)%

100.0%

Top Industries ††
Real Estate Investment Trusts (REITs)	89.6%
Real Estate Management & Development	4.0%
Hotels, Restaurants & Leisure	2.5%
Health Care Providers & Services	0.9%
Other Industries*	3.0%

100.0%

Top Holdings ††
Simon Property Group, Inc.	14.5%
Equity Residential	9.4%
Vornado Realty Trust	6.5%
Host Hotels & Resorts, Inc.	5.6%
HCP, Inc.	5.2%
Regency Centers Corp.	4.4%
Boston Properties, Inc.	4.4%
General Growth Properties, Inc.	4.2%
Public Storage	3.8%
AvalonBay Communities, Inc.	3.2%
Other Holdings*	38.8%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.0%

	Shares	Market Value

Health Care Providers & Services 0.9%
Assisted Living Concepts, Inc., Class A	192,866	$2,742,555

Hotels, Restaurants & Leisure 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	148,556	7,879,410

Real Estate Investment Trusts (REITs) 91.4%
Acadia Realty Trust	104,009	2,410,929
Apartment Investment & Management Co., Class A	275,798	7,454,820
Ashford Hospitality Trust, Inc.	84,650	713,599
AvalonBay Communities, Inc.	69,264	9,799,471
BioMed Realty Trust, Inc.	60,400	1,128,272
Boston Properties, Inc.	125,526	13,603,253
BRCP REIT I, LLC*(a)(b)	1,255,145	357,716
BRCP REIT II, LLC*(a)(b)	3,066,644	1,536,389
BRE Properties, Inc.	60,160	3,009,203
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,833,164
Camden Property Trust	71,945	4,868,518
CommonWealth REIT	47,314	904,644
Cousins Properties, Inc.	425,251	3,295,695
CreXus Investment Corp.	1,310	13,323
DCT Industrial Trust, Inc.(c)	672,661	4,237,764
Digital Realty Trust, Inc.(c)	25,966	1,949,268
Douglas Emmett, Inc.	48,370	1,117,347
Duke Realty Corp.	1,240	18,153
Equity Lifestyle Properties, Inc.	81,046	5,589,743
Equity One, Inc.	5,801	122,981
Equity Residential	462,712	28,854,720
Federal Realty Investment Trust	43,006	4,476,494
General Growth Properties, Inc.	716,594	12,963,185
HCP, Inc.	359,965	15,892,455
Health Care REIT, Inc.	63,350	3,693,305
Healthcare Realty Trust, Inc.	214,968	5,124,837
Host Hotels & Resorts, Inc.	1,090,098	17,245,350
Hudson Pacific Properties, Inc.(c)	118,300	2,059,603
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,653,111
Lexington Realty Trust(c)	19,790	167,621
Macerich Co. (The)	27,756	1,638,992
Mack-Cali Realty Corp.	199,011	5,785,250
Omega Healthcare Investors, Inc.(c)	51,850	1,166,625
Parkway Properties, Inc.	3,950	45,188
Plum Creek Timber Co., Inc.	7,491	297,393
Prologis, Inc.	185,171	6,153,232
PS Business Parks, Inc.	33,527	2,270,448
Public Storage	80,953	11,690,423
Regency Centers Corp.	286,991	13,652,162
Retail Opportunity Investments Corp.(c)	132,951	1,603,389
Senior Housing Properties Trust	223,424	4,986,824
Simon Property Group, Inc.	286,424	44,584,760

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	33,653	$1,685,679
STAG Industrial, Inc.	29,696	432,968
Starwood Property Trust, Inc.	84,699	1,804,936
Vornado Realty Trust	237,094	19,911,154
Winthrop Realty Trust	99,600	1,211,136

		276,015,492

Real Estate Management & Development 4.1%
Brookfield Office Properties, Inc.	311,632	5,428,629
Forest City Enterprises, Inc., Class A*	469,705	6,857,693

		12,286,322

Total Common Stocks (cost $203,030,395)		298,923,779

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (d)	2,869,228	2,869,228

Total Mutual Fund (cost $2,869,228)		2,869,228

Repurchase Agreement 2.1%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $6,317,036, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% —10.75%, maturing 09/15/13 — 06/20/42; total market value $6,443,287. (e)	$6,316,947	$6,316,947

Total Repurchase Agreement (cost $6,316,947)		6,316,947

Total Investments (cost $212,216,570) (f) —102.0%		308,109,954
Liabilities in excess of other assets — (2.0%)		(6,070,865)

NET ASSETS — 100.0%		$302,039,089

8	Semiannual Report 2012

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Security considered illiquid and restricted. The total value of such securities as of June 30, 2012 was $6,380,380 and represented 2.11% of Net Assets.

(c)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $6,259,493.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $6,316,947.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Real Estate Fund
Assets:
Investments, at value* (cost $205,899,623)	$301,793,007
Repurchase agreement, at value and cost	6,316,947

Total Investments	308,109,954

Dividends receivable	602,855
Security lending income receivable	3,998
Receivable for investments sold	742,057
Receivable for capital shares issued	46,784
Prepaid expenses	4,022

Total Assets	309,509,670

Liabilities:
Payable for investments purchased	705,278
Payable for capital shares redeemed	183,722
Payable upon return of securities loaned (Note 2)	6,316,947
Accrued expenses and other payables:
Investment advisory fees	167,053
Fund administration fees	11,931
Distribution fees	14,401
Administrative servicing fees	33,841
Accounting and transfer agent fees	1,313
Trustee fees	111
Custodian fees	1,783
Compliance program costs (Note 3)	249
Professional fees	13,296
Printing fees	11,869
Other	8,787

Total Liabilities	7,470,581

Net Assets	$302,039,089

Represented by:
Capital	$168,912,522
Accumulated undistributed net investment income	3,572,857
Accumulated net realized gains from investment transactions	33,660,326
Net unrealized appreciation/(depreciation) from investments	95,893,384

Net Assets	$302,039,089

Net Assets:
Class I Shares	$229,082,304
Class II Shares	72,956,785

Total	$302,039,089

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	22,132,160
Class II Shares	7,085,313

Total	29,217,473

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.35
Class II Shares	$10.30
*	Includes value of securities on loan of $6,259,493 (Note 2).

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$4,264,672
Income from securities lending (Note 2)	10,197
Other income	72
Foreign tax withholding	(13,276)

Total Income	4,261,665

EXPENSES:
Investment advisory fees	1,030,091
Fund administration fees	72,163
Distribution fees Class II Shares	87,383
Administrative servicing fees Class I Shares	168,305
Administrative servicing fees Class II Shares	52,430
Professional fees	14,989
Printing fees	13,289
Trustee fees	5,963
Custodian fees	5,629
Compliance program costs (Note 3)	585
Other	25,938

Total expenses before earnings credit	1,476,765

Earnings credit (Note 5)	(3)

Net Expenses	1,476,762

NET INVESTMENT INCOME	2,784,903

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,585,255
Net change in unrealized appreciation/(depreciation) from investments	28,900,946

Net realized/unrealized gains from investments	36,486,201

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,271,104

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,784,903	$2,236,508
Net realized gains from investment transactions	7,585,255	27,499,795
Net change in unrealized appreciation/(depreciation) from investments	28,900,946	(11,722,280)

Change in net assets resulting from operations	39,271,104	18,014,023

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,955,660)
Class II	–	(432,242)
Net realized gains:
Class I	–	(910,096)
Class II	–	(284,014)

Change in net assets from shareholder distributions	–	(3,582,012)

Change in net assets from capital transactions	(16,344,098)	(32,060,006)

Change in net assets	22,927,006	(17,627,995)

Net Assets:
Beginning of period	279,112,083	296,740,078

End of period	$302,039,089	$279,112,083

Accumulated undistributed net investment income at end of period	$3,572,857	$787,954

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,957,153	$17,164,897
Dividends reinvested	–	2,865,756
Cost of shares redeemed	(22,661,741)	(44,325,939)

Total Class I	(14,704,588)	(24,295,286)

Class II Shares
Proceeds from shares issued	6,952,975	9,845,555
Dividends reinvested	–	716,256
Cost of shares redeemed	(8,592,485)	(18,326,531)

Total Class II	(1,639,510)	(7,764,720)

Change in net assets from capital transactions	$(16,344,098)	$(32,060,006)

SHARE TRANSACTIONS:
Class I Shares
Issued	836,410	1,918,856
Reinvested	–	323,831
Redeemed	(2,303,701)	(4,993,781)

Total Class I Shares	(1,467,291)	(2,751,094)

Class II Shares
Issued	722,720	1,110,877
Reinvested	–	81,655
Redeemed	(878,855)	(2,060,460)

Total Class II Shares	(156,135)	(867,928)

Total change in shares	(1,623,426)	(3,619,022)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.06	0.10	1.19	1.29	–	–	–	–	–	$10.35	14.24%	$229,082,304	0.94%	1.95%	0.94%	4.74%
Year Ended December 31, 2011(e)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	–	(0.12)	–	$9.06	6.50%	$213,774,978	0.94%	0.82%	0.94%	17.42%
Year Ended December 31, 2010(e)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	–	(0.86)	–	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009(e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	–	(0.13)	–	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	–	$5.71	(40.88)%	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.02	0.08	1.20	1.28	–	–	–	–	–	$10.30	14.19%	$72,956,785	1.19%	1.70%	1.19%	4.74%
Year Ended December 31, 2011(e)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	–	(0.10)	–	$9.02	6.14%	$65,337,105	1.19%	0.57%	1.19%	17.42%
Year Ended December 31, 2010(e)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	–	(0.84)	–	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009(e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	–	(0.12)	–	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	–	$5.69	(41.07)%	$1,799,208	1.24%	2.62%	1.52%	19.78%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

14	Semiannual Report 2012

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$2,742,555	$—	$—	$2,742,555
Hotels, Restaurants & Leisure	7,879,410	—	—	7,879,410
Real Estate Investment Trusts (REITs)	269,635,112	—	6,380,380	276,015,492
Real Estate Management & Development	12,286,322	—	—	12,286,322
Total Common Stocks	$292,543,399	$—	$6,380,380	$298,923,779
Mutual Fund	2,869,228	—	—	2,869,228
Repurchase Agreement	—	6,316,947	—	6,316,947
Total	$295,412,627	$6,316,947	$6,380,380	$308,109,954

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$6,142,290	$6,142,290
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	238,090	238,090
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/12	$6,380,380	$6,380,380
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$238,090	$238,090

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 06/30/12	Valuation Technique	Unobservable Input*	Range
			Underlying Investment
Real Estate Investment Trusts	$6,380,380	Adjusted Capital Balance Model	Financial Statements	(a)

*	Level 3 values are based on significant unobservable inputs that reflect NFA’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in privately offered Real Estate Investment Trusts include financial statements, comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

(a)	The range has not been disclosed due to the diverse nature of the underlying investments.

16	Semiannual Report 2012

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

During the year ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Restricted Securities

At June 30, 2012, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2012 were as follows:

	Number of Shares	Acquisition Date	Cost	Market Value	% of Net Assets
BRCP REIT I, LLC	1,255,145	8/14/2009	$470,409	$357,716	0.12%
BRCP REIT II, LLC	2,048,357	8/14/2009	1,229,014	1,026,227	0.34%
BRCP REIT II, LLC	333,513	1/27/2010	333,513	167,090	0.05%
BRCP REIT II, LLC	521,842	8/17/2010	521,842	261,443	0.09%
BRCP REIT II, LLC	96,932	1/18/2011	96,932	48,563	0.01%
BRCP REIT II, LLC	66,000	4/5/2011	66,000	33,066	0.01%
Cabot Industrial Value Fund II, LP	5,040	8/14/2009	2,394,000	1,833,164	0.61%
Keystone Industrial Fund LP	2,619,000	8/14/2009	2,127,461	2,548,287	0.84%
Keystone Industrial Fund LP	81,000	11/13/2009	79,818	78,813	0.03%
Keystone Industrial Fund LP	26,733	6/28/2011	26,733	26,011	0.01%
Total			$7,345,722	$6,380,380	2.11%

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33   1/3% of the total assets of the Fund, to brokers,

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and therefore are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$6,259,493	$6,316,947

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an

18	Semiannual Report 2012

increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Morgan Stanley Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $585.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $220,735 in administrative services fees from the Fund.

4. Redemption	Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $68.

20	Semiannual Report 2012

5. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $13,819,139 and sales of $27,066,330 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $1,184 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$213,204,786	$96,850,032	$(1,944,864)	$94,905,168

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

24	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	25

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4] , Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4] , and is a Senior Vice President of NFS[4] . From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4] .	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2012

NVIT S&P 500 Index Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

16	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

32	Supplemental Information

34	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SPX (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group

(NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery.

First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote

4	Semiannual Report 2012

continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT S&P 500 Index Fund		Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 -06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class IV Shares	Actual	1,000.00	1,093.80	1.46	0.28
	Hypothetical[b]	1,000.00	1,023.47	1.41	0.28
Class Y Shares	Actual	1,000.00	1,093.80	0.94	0.18
	Hypothetical[b]	1,000.00	1,023.97	0.91	0.18

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT S&P 500 Index Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	99.4%
Repurchase Agreement	1.1%
Mutual Fund	0.8%
Liabilities in excess of other assets	(1.3)%

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	6.1%
Computers & Peripherals	5.6%
Information Technology Services	3.8%
Software	3.7%
Insurance	3.5%
Media	3.3%
Diversified Telecommunication Services	2.9%
Commercial Banks	2.9%
Diversified Financial Services	2.8%
Other Industries*	56.4%

100.0%

Top Holdings ††
Apple, Inc.	4.3%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.7%
Johnson & Johnson	1.5%
Wells Fargo & Co.	1.4%
Coca-Cola Co. (The)	1.4%
Other Holdings*	79.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.4%

	Shares	Market Value

Aerospace & Defense 2.5%
Boeing Co. (The)	150,070	$11,150,201
General Dynamics Corp.	72,191	4,761,718
Goodrich Corp.	25,179	3,195,215
Honeywell International, Inc.	156,084	8,715,731
L-3 Communications Holdings, Inc.	19,814	1,466,434
Lockheed Martin Corp.	53,356	4,646,240
Northrop Grumman Corp.	50,565	3,225,541
Precision Castparts Corp.	29,053	4,778,928
Raytheon Co.	67,276	3,807,149
Rockwell Collins, Inc.	28,596	1,411,213
Textron, Inc.	55,979	1,392,198
United Technologies Corp.	182,608	13,792,382

		62,342,950

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	32,697	1,913,756
Expeditors International of Washington, Inc.	42,453	1,645,054
FedEx Corp.	63,148	5,784,988
United Parcel Service, Inc., Class B	192,261	15,142,476

		24,486,274

Airlines 0.1%
Southwest Airlines Co.	154,729	1,426,601

Auto Components 0.2%
BorgWarner, Inc.* (a)	22,881	1,500,765
Goodyear Tire & Rubber Co. (The)* (a)	48,976	578,407
Johnson Controls, Inc.	136,250	3,775,487

		5,854,659

Automobiles 0.4%
Ford Motor Co.	764,435	7,330,932
Harley-Davidson, Inc. (a)	46,284	2,116,567

		9,447,499

Beverages 2.8%
Beam, Inc.	31,371	1,960,374
Brown-Forman Corp., Class B	19,884	1,925,765
Coca-Cola Co. (The)	452,545	35,384,494
Coca-Cola Enterprises, Inc.	60,117	1,685,681
Constellation Brands, Inc., Class A*	31,316	847,411
Dr Pepper Snapple Group, Inc.	42,452	1,857,275
Molson Coors Brewing Co., Class B	31,441	1,308,260
Monster Beverage Corp.*	30,702	2,185,982
PepsiCo, Inc.	313,859	22,177,277

		69,332,519

Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	38,440	3,817,092
Amgen, Inc.	156,245	11,412,135
Biogen Idec, Inc.*	47,978	6,927,063
Celgene Corp.*	88,207	5,659,361

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Gilead Sciences, Inc.*	151,567	$7,772,356

		35,588,007

Building Products 0.0%†
Masco Corp.	71,535	992,190

Capital Markets 1.8%
Ameriprise Financial, Inc.	43,322	2,264,008
Bank of New York Mellon Corp. (The)	240,247	5,273,422
BlackRock, Inc.	25,601	4,347,562
Charles Schwab Corp. (The)	216,294	2,796,681
E*TRADE Financial Corp.*	50,854	408,866
Federated Investors, Inc., Class B (a)	18,352	400,991
Franklin Resources, Inc.	28,526	3,166,101
Goldman Sachs Group, Inc. (The)	98,858	9,476,528
Invesco Ltd.	89,304	2,018,270
Legg Mason, Inc. (a)	24,903	656,692
Morgan Stanley	304,928	4,448,900
Northern Trust Corp.	48,262	2,221,017
State Street Corp.	97,641	4,358,694
T. Rowe Price Group, Inc.	51,033	3,213,038

		45,050,770

Chemicals 2.3%
Air Products & Chemicals, Inc.	42,345	3,418,512
Airgas, Inc.	13,759	1,155,894
CF Industries Holdings, Inc.	13,106	2,539,156
Dow Chemical Co. (The)	239,433	7,542,139
E.I. du Pont de Nemours & Co.	187,715	9,492,748
Eastman Chemical Co.	27,419	1,381,095
Ecolab, Inc.	58,525	4,010,718
FMC Corp.	27,960	1,495,301
International Flavors & Fragrances, Inc.	16,202	887,870
Monsanto Co.	107,156	8,870,374
Mosaic Co. (The)	59,603	3,263,860
PPG Industries, Inc.	30,425	3,228,701
Praxair, Inc.	59,868	6,509,448
Sherwin-Williams Co. (The)	17,306	2,290,449
Sigma-Aldrich Corp.	24,168	1,786,740

		57,873,005

Commercial Banks 2.9%
BB&T Corp.	140,068	4,321,098
Comerica, Inc.	39,563	1,214,980
Fifth Third Bancorp	184,122	2,467,235
First Horizon National Corp.	51,355	444,221
Huntington Bancshares, Inc.	173,045	1,107,488
KeyCorp	190,772	1,476,575
M&T Bank Corp.	25,302	2,089,186
PNC Financial Services Group, Inc.	105,587	6,452,421
Regions Financial Corp.	282,149	1,904,506
SunTrust Banks, Inc.	107,604	2,607,245
U.S. Bancorp	380,487	12,236,462

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Wells Fargo & Co.	1,065,034	$35,614,737
Zions Bancorporation	36,873	716,073

		72,652,227

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	21,214	579,991
Cintas Corp.	22,079	852,470
Iron Mountain, Inc.	34,252	1,128,946
Pitney Bowes, Inc. (a)	40,007	598,905
Republic Services, Inc.	62,966	1,666,080
RR Donnelley & Sons Co. (a)	35,754	420,825
Stericycle, Inc.* (a)	16,968	1,555,456
Waste Management, Inc. (a)	92,345	3,084,323

		9,886,996

Communications Equipment 1.8%
Cisco Systems, Inc.	1,075,268	18,462,352
F5 Networks, Inc.*	15,852	1,578,225
Harris Corp.	22,798	954,096
JDS Uniphase Corp.*	46,030	506,330
Juniper Networks, Inc.*	105,360	1,718,422
Motorola Solutions, Inc.	58,892	2,833,294
QUALCOMM, Inc.	343,540	19,128,307

		45,181,026

Computers & Peripherals 5.6%
Apple, Inc.*	187,432	109,460,288
Dell, Inc.*	299,955	3,755,437
EMC Corp.*	420,656	10,781,413
Hewlett-Packard Co.	396,233	7,968,246
Lexmark International, Inc., Class A	14,191	377,197
NetApp, Inc.*	72,654	2,311,850
SanDisk Corp.*	48,521	1,770,046
Seagate Technology PLC	75,807	1,874,707
Western Digital Corp.*	46,826	1,427,256

		139,726,440

Construction & Engineering 0.2%
Fluor Corp.	33,829	1,669,123
Jacobs Engineering Group, Inc.*	25,724	973,910
Quanta Services, Inc.*	42,312	1,018,450

		3,661,483

Construction Materials 0.1%
Vulcan Materials Co.	25,875	1,027,496

Consumer Finance 0.9%
American Express Co.	201,151	11,709,000
Capital One Financial Corp.	116,219	6,352,530
Discover Financial Services	106,081	3,668,281
SLM Corp.	99,441	1,562,218

		23,292,029

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.1%
Ball Corp.	31,253	$1,282,936
Bemis Co., Inc.	20,589	645,259
Owens-Illinois, Inc.*	32,920	631,076
Sealed Air Corp.	38,456	593,761

		3,153,032

Distributors 0.1%
Genuine Parts Co.	31,180	1,878,595

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	20,799	752,716
DeVry, Inc.	11,968	370,649
H&R Block, Inc.	58,644	937,131

		2,060,496

Diversified Financial Services 2.9%
Bank of America Corp.	2,159,478	17,664,530
Citigroup, Inc.	587,559	16,104,992
CME Group, Inc.	13,299	3,565,595
IntercontinentalExchange, Inc.* (a)	14,530	1,975,789
JPMorgan Chase & Co.	762,390	27,240,195
Leucadia National Corp.	39,664	843,653
Moody’s Corp.	39,265	1,435,136
NASDAQ OMX Group, Inc. (The)	24,999	566,727
NYSE Euronext	51,708	1,322,691

		70,719,308

Diversified Telecommunication Services 3.0%
AT&T, Inc.	1,175,975	41,935,269
CenturyLink, Inc.	124,414	4,913,109
Frontier Communications Corp. (a)	199,234	763,066
Verizon Communications, Inc.	569,371	25,302,847
Windstream Corp. (a)	117,405	1,134,132

		74,048,423

Electric Utilities 2.2%
American Electric Power Co., Inc.	96,757	3,860,604
Duke Energy Corp.	268,013	6,180,380
Edison International	65,213	3,012,841
Entergy Corp.	35,353	2,400,115
Exelon Corp.	170,743	6,423,352
FirstEnergy Corp.	83,705	4,117,449
NextEra Energy, Inc.	83,525	5,747,355
Northeast Utilities	62,673	2,432,339
Pepco Holdings, Inc. (a)	45,572	891,844
Pinnacle West Capital Corp.	21,873	1,131,709
PPL Corp.	115,936	3,224,180
Progress Energy, Inc.	59,342	3,570,608
Southern Co. (The)	174,009	8,056,617
Xcel Energy, Inc.	97,443	2,768,356

		53,817,749

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.5%
Cooper Industries PLC	31,728	$2,163,215
Emerson Electric Co.	146,989	6,846,748
Rockwell Automation, Inc.	28,502	1,882,842
Roper Industries, Inc.	19,395	1,911,959

		12,804,764

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	32,694	1,795,555
Corning, Inc.	304,597	3,938,439
FLIR Systems, Inc.	30,845	601,478
Jabil Circuit, Inc.	36,916	750,502
Molex, Inc. (a)	27,495	658,230
TE Connectivity Ltd.	85,301	2,721,955

		10,466,159

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	87,579	3,599,497
Cameron International Corp.*	49,274	2,104,493
Diamond Offshore Drilling, Inc. (a)	13,917	822,912
FMC Technologies, Inc.*	47,854	1,877,312
Halliburton Co.	184,727	5,244,399
Helmerich & Payne, Inc.	21,498	934,733
Nabors Industries Ltd.*	57,797	832,277
National Oilwell Varco, Inc.	85,347	5,499,761
Noble Corp.*	50,477	1,642,017
Rowan Cos. PLC, Class A*	24,743	799,941
Schlumberger Ltd.	267,229	17,345,834

		40,703,176

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	86,396	8,207,620
CVS Caremark Corp.	257,416	12,029,050
Kroger Co. (The)	113,570	2,633,688
Safeway, Inc. (a)	49,539	899,133
Sysco Corp.	117,002	3,487,829
Walgreen Co.	173,717	5,138,549
Wal-Mart Stores, Inc.	346,269	24,141,875
Whole Foods Market, Inc.	32,682	3,115,248

		59,652,992

Food Products 1.7%
Archer-Daniels-Midland Co.	132,424	3,909,157
Campbell Soup Co. (a)	35,732	1,192,734
ConAgra Foods, Inc.	83,190	2,157,117
Dean Foods Co.*	37,271	634,725
General Mills, Inc.	129,599	4,994,745
H.J. Heinz Co.	64,027	3,481,788
Hershey Co. (The)	30,696	2,211,033
Hormel Foods Corp. (a)	27,491	836,276
J.M. Smucker Co. (The)	22,693	1,713,775
Kellogg Co.	49,328	2,433,350
Kraft Foods, Inc., Class A	355,254	13,719,910

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
McCormick & Co., Inc., Non-Voting Shares	26,634	$1,615,352
Mead Johnson Nutrition Co.	40,763	3,281,829
Tyson Foods, Inc., Class A	58,356	1,098,844

		43,280,635

Gas Utilities 0.1%
AGL Resources, Inc. (a)	23,445	908,494
ONEOK, Inc.	41,594	1,759,842

		2,668,336

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	110,850	5,891,677
Becton, Dickinson and Co. (a)	40,959	3,061,685
Boston Scientific Corp.*	290,519	1,647,243
C.R. Bard, Inc.	16,827	1,807,893
CareFusion Corp.*	44,996	1,155,497
Covidien PLC	96,737	5,175,430
DENTSPLY International, Inc. (a)	28,436	1,075,165
Edwards Lifesciences Corp.*	23,016	2,377,553
Intuitive Surgical, Inc.*	7,948	4,401,523
Medtronic, Inc.	208,262	8,065,987
St. Jude Medical, Inc.	63,570	2,537,079
Stryker Corp.	64,822	3,571,692
Varian Medical Systems, Inc.*	22,618	1,374,496
Zimmer Holdings, Inc.	35,654	2,294,691

		44,437,611

Health Care Providers & Services 2.0%
Aetna, Inc.	70,134	2,719,095
AmerisourceBergen Corp.	50,928	2,004,017
Cardinal Health, Inc.	69,191	2,906,022
Cigna Corp.	57,684	2,538,096
Coventry Health Care, Inc.	28,269	898,672
DaVita, Inc.*	18,756	1,842,027
Express Scripts Holding Co.*	161,352	9,008,282
Humana, Inc.	32,836	2,542,820
Laboratory Corp of America Holdings*	19,456	1,801,820
McKesson Corp.	47,456	4,449,000
Patterson Cos., Inc.	17,534	604,397
Quest Diagnostics, Inc.	31,695	1,898,530
Tenet Healthcare Corp.*	83,256	436,261
UnitedHealth Group, Inc.	208,376	12,189,996
WellPoint, Inc.	66,664	4,252,497

		50,091,532

Health Care Technology 0.1%
Cerner Corp.*	29,398	2,430,039

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	90,657	3,106,815
Chipotle Mexican Grill, Inc.*	6,340	2,408,883
Darden Restaurants, Inc.	25,713	1,301,849

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
International Game Technology	59,563	$938,117
Marriott International, Inc., Class A	53,463	2,095,750
McDonald’s Corp.	203,846	18,046,486
Starbucks Corp.	151,930	8,100,908
Starwood Hotels & Resorts Worldwide, Inc.	39,553	2,097,891
Wyndham Worldwide Corp.	29,216	1,540,852
Wynn Resorts Ltd.	15,897	1,648,837
Yum! Brands, Inc.	92,147	5,936,110

		47,222,498

Household Durables 0.2%
D.R. Horton, Inc.	55,828	1,026,119
Harman International Industries, Inc.	14,054	556,538
Leggett & Platt, Inc. (a)	27,971	591,027
Lennar Corp., Class A (a)	32,496	1,004,451
Newell Rubbermaid, Inc.	57,739	1,047,386
PulteGroup, Inc.*	67,423	721,426
Whirlpool Corp. (a)	15,338	938,072

		5,885,019

Household Products 2.1%
Clorox Co. (The)	25,983	1,882,728
Colgate-Palmolive Co.	95,432	9,934,471
Kimberly-Clark Corp.	78,792	6,600,406
Procter & Gamble Co. (The)	549,661	33,666,736

		52,084,341

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)*	128,786	1,652,324
NRG Energy, Inc.*	45,590	791,443

		2,443,767

Industrial Conglomerates 2.7%
3M Co.	139,002	12,454,579
Danaher Corp.	115,142	5,996,595
General Electric Co.	2,123,618	44,256,199
Tyco International Ltd.	92,668	4,897,504

		67,604,877

Information Technology Services 3.9%
Accenture PLC, Class A	129,531	7,783,518
Automatic Data Processing, Inc.	98,185	5,464,977
Cognizant Technology Solutions Corp., Class A*	60,975	3,658,500
Computer Sciences Corp.	31,049	770,636
Fidelity National Information Services, Inc.	47,680	1,624,934
Fiserv, Inc.*	27,012	1,950,807
International Business Machines Corp.	231,350	45,247,433
MasterCard, Inc., Class A	21,268	9,147,579
Paychex, Inc.	64,565	2,027,987
SAIC, Inc.	55,344	670,769

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Teradata Corp.*	33,729	$2,428,825
Total System Services, Inc.	32,147	769,278
Visa, Inc., Class A	99,766	12,334,071
Western Union Co. (The)	124,168	2,090,989

		95,970,303

Insurance 3.5%
ACE Ltd.	67,809	5,026,681
Aflac, Inc.	93,488	3,981,654
Allstate Corp. (The)	99,197	3,480,823
American International Group, Inc.*	128,054	4,109,253
Aon PLC	65,410	3,059,880
Assurant, Inc.	17,481	609,038
Berkshire Hathaway, Inc., Class B*	352,448	29,369,492
Chubb Corp. (The)	54,265	3,951,577
Cincinnati Financial Corp.	32,488	1,236,818
Genworth Financial, Inc., Class A*	98,219	555,920
Hartford Financial Services Group, Inc.	88,123	1,553,609
Lincoln National Corp.	58,320	1,275,458
Loews Corp.	61,155	2,501,851
Marsh & McLennan Cos., Inc.	109,239	3,520,773
MetLife, Inc.	212,725	6,562,566
Principal Financial Group, Inc.	60,343	1,582,797
Progressive Corp. (The)	122,398	2,549,550
Prudential Financial, Inc.	94,067	4,555,665
Torchmark Corp.	20,058	1,013,932
Travelers Cos., Inc. (The)	78,372	5,003,268
Unum Group	58,177	1,112,926
XL Group PLC	63,192	1,329,560

		87,943,091

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	72,360	16,523,406
Expedia, Inc. (a)	18,589	893,573
Netflix, Inc.* (a)	11,096	759,743
priceline.com, Inc.*	9,966	6,622,606
TripAdvisor, Inc.*	18,975	847,993

		25,647,321

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	35,595	1,130,141
eBay, Inc.*	230,215	9,671,332
Google, Inc., Class A*	50,966	29,563,848
VeriSign, Inc.*	31,934	1,391,364
Yahoo!, Inc.*	243,909	3,861,080

		45,617,765

Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	23,181	785,141
Mattel, Inc.	67,855	2,201,216

		2,986,357

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	69,579	$2,730,280
Life Technologies Corp.*	35,685	1,605,468
PerkinElmer, Inc.	22,545	581,661
Thermo Fisher Scientific, Inc.	73,526	3,816,735
Waters Corp.*	17,828	1,416,791

		10,150,935

Machinery 1.9%
Caterpillar, Inc.	130,696	11,097,397
Cummins, Inc.	38,414	3,722,701
Deere & Co.	80,054	6,473,967
Dover Corp.	36,761	1,970,757
Eaton Corp. (a)	67,539	2,676,571
Flowserve Corp. (a)	10,910	1,251,922
Illinois Tool Works, Inc.	96,127	5,084,157
Ingersoll-Rand PLC	59,903	2,526,709
Joy Global, Inc.	21,184	1,201,768
PACCAR, Inc.	71,430	2,799,342
Pall Corp. (a)	23,104	1,266,330
Parker Hannifin Corp.	30,204	2,322,084
Snap-on, Inc.	11,693	727,889
Stanley Black & Decker, Inc.	34,178	2,199,696
Xylem, Inc.	36,982	930,837

		46,252,127

Media 3.4%
Cablevision Systems Corp., Class A	43,395	576,720
CBS Corp. Non-Voting Shares, Class B	129,911	4,258,483
Comcast Corp., Class A	540,270	17,272,432
DIRECTV, Class A*	131,854	6,437,112
Discovery Communications, Inc., Class A*	50,635	2,734,290
Gannett Co., Inc. (a)	47,446	698,880
Interpublic Group of Cos., Inc. (The)	89,313	969,046
McGraw-Hill Cos., Inc. (The)	55,996	2,519,820
News Corp., Class A	423,541	9,440,729
Omnicom Group, Inc. (a)	54,604	2,653,754
Scripps Networks Interactive, Inc., Class A	18,156	1,032,350
Time Warner Cable, Inc.	62,862	5,160,970
Time Warner, Inc.	193,108	7,434,658
Viacom, Inc., Class B	106,322	4,999,260
Walt Disney Co. (The)	358,711	17,397,484
Washington Post Co. (The), Class B (a)	961	359,241

		83,945,229

Metals & Mining 0.8%
Alcoa, Inc.	213,398	1,867,233
Allegheny Technologies, Inc.	21,363	681,266
Cliffs Natural Resources, Inc.	28,427	1,401,167
Freeport-McMoRan Copper & Gold, Inc.	190,158	6,478,683
Newmont Mining Corp.	99,085	4,806,613
Nucor Corp.	63,428	2,403,921

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)

Titanium Metals Corp. (a)	17,016	$192,451
United States Steel Corp. (a)	28,833	593,960

		18,425,294

Multiline Retail 0.8%
Big Lots, Inc.*	13,116	535,002
Dollar Tree, Inc.*	46,944	2,525,587
Family Dollar Stores, Inc.	23,574	1,567,199
J.C. Penney Co., Inc. (a)	28,960	675,058
Kohl’s Corp.	48,616	2,211,542
Macy’s, Inc.	82,903	2,847,718
Nordstrom, Inc. (a)	31,998	1,589,981
Sears Holdings Corp.* (a)	7,660	457,302
Target Corp.	132,955	7,736,651

		20,146,040

Multi-Utilities 1.3%
Ameren Corp.	48,570	1,629,038
CenterPoint Energy, Inc.	85,289	1,762,924
CMS Energy Corp.	52,144	1,225,384
Consolidated Edison, Inc.	58,620	3,645,578
Dominion Resources, Inc.	114,448	6,180,192
DTE Energy Co.	33,909	2,011,821
Integrys Energy Group, Inc.	15,675	891,437
NiSource, Inc.	56,488	1,398,078
PG&E Corp.	84,523	3,826,356
Public Service Enterprise Group, Inc.	101,288	3,291,860
SCANA Corp. (a)	23,216	1,110,653
Sempra Energy	48,155	3,316,916
TECO Energy, Inc.	43,211	780,391
Wisconsin Energy Corp.	46,133	1,825,483

		32,896,111

Office Electronics 0.1%
Xerox Corp.	269,369	2,119,934

Oil, Gas & Consumable Fuels 9.1%
Alpha Natural Resources, Inc.*	44,056	383,728
Anadarko Petroleum Corp.	100,047	6,623,111
Apache Corp.	78,273	6,879,414
Cabot Oil & Gas Corp.	42,004	1,654,958
Chesapeake Energy Corp. (a)	132,607	2,466,490
Chevron Corp.	395,650	41,741,075
ConocoPhillips	253,932	14,189,720
CONSOL Energy, Inc.	45,460	1,374,710
Denbury Resources, Inc.*	78,128	1,180,514
Devon Energy Corp.	80,877	4,690,057
EOG Resources, Inc.	54,017	4,867,472
EQT Corp.	29,925	1,604,878
Exxon Mobil Corp.	937,677	80,237,021
Hess Corp.	60,911	2,646,583
Kinder Morgan, Inc.	101,231	3,261,663
Marathon Oil Corp.	140,889	3,602,532

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	68,915	$3,095,662
Murphy Oil Corp.	38,807	1,951,604
Newfield Exploration Co.*	26,525	777,448
Noble Energy, Inc.	35,597	3,019,338
Occidental Petroleum Corp.	162,513	13,938,740
Peabody Energy Corp.	54,500	1,336,340
Phillips 66*	126,068	4,190,500
Pioneer Natural Resources Co.	24,671	2,176,229
QEP Resources, Inc.	35,535	1,064,984
Range Resources Corp.	32,401	2,004,650
Southwestern Energy Co.*	69,867	2,230,853
Spectra Energy Corp.	130,873	3,803,169
Sunoco, Inc.	21,387	1,015,882
Tesoro Corp.*	27,837	694,812
Valero Energy Corp.	111,101	2,683,089
Williams Cos., Inc. (The)	125,211	3,608,581
WPX Energy, Inc.*	39,615	640,971

		225,636,778

Paper & Forest Products 0.2%
International Paper Co.	87,485	2,529,191
MeadWestvaco Corp.	34,226	983,998

		3,513,189

Personal Products 0.2%
Avon Products, Inc.	86,264	1,398,339
Estee Lauder Cos., Inc. (The), Class A	45,007	2,435,779

		3,834,118

Pharmaceuticals 6.2%
Abbott Laboratories (b)	315,303	20,327,584
Allergan, Inc.	61,581	5,700,553
Bristol-Myers Squibb Co. (a)	338,415	12,166,019
Eli Lilly & Co.	204,733	8,785,093
Forest Laboratories, Inc.*	53,152	1,859,789
Hospira, Inc.*	32,980	1,153,640
Johnson & Johnson	550,443	37,187,929
Merck & Co., Inc.	609,592	25,450,466
Mylan, Inc.*	85,459	1,826,259
Perrigo Co. (a)	18,676	2,202,461
Pfizer, Inc.	1,502,142	34,549,266
Watson Pharmaceuticals, Inc.*	25,455	1,883,416

		153,092,475

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	9,556	680,101
Equifax, Inc.	23,993	1,118,074
Robert Half International, Inc.	28,460	813,102

		2,611,277

Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	79,027	5,524,778

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)

Apartment Investment & Management Co., Class A	26,303	$710,970
AvalonBay Communities, Inc.	19,057	2,696,184
Boston Properties, Inc. (a)	29,972	3,248,066
Equity Residential	60,093	3,747,399
HCP, Inc.	83,946	3,706,216
Health Care REIT, Inc.	42,753	2,492,500
Host Hotels & Resorts, Inc.	143,602	2,271,784
Kimco Realty Corp.	81,468	1,550,336
Plum Creek Timber Co., Inc.	32,312	1,282,786
Prologis, Inc.	91,865	3,052,674
Public Storage	28,455	4,109,187
Simon Property Group, Inc.	60,920	9,482,807
Ventas, Inc.	57,827	3,650,040
Vornado Realty Trust	37,044	3,110,955
Weyerhaeuser Co.	107,388	2,401,196

		53,037,878

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	65,653	1,074,083

Road & Rail 0.9%
CSX Corp.	209,404	4,682,274
Norfolk Southern Corp.	65,656	4,712,131
Ryder System, Inc.	10,221	368,058
Union Pacific Corp.	95,674	11,414,865

		21,177,328

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.* (a)	117,474	673,126
Altera Corp.	64,527	2,183,594
Analog Devices, Inc.	59,615	2,245,697
Applied Materials, Inc.	258,423	2,961,528
Broadcom Corp., Class A*	99,228	3,353,906
First Solar, Inc.* (a)	11,430	172,136
Intel Corp.	1,008,283	26,870,742
KLA-Tencor Corp.	33,375	1,643,719
Lam Research Corp.*	40,312	1,521,375
Linear Technology Corp. (a)	45,838	1,436,104
LSI Corp.*	113,476	722,842
Microchip Technology, Inc. (a)	38,448	1,271,860
Micron Technology, Inc.*	197,750	1,247,802
NVIDIA Corp.*	123,544	1,707,378
Teradyne, Inc.*	37,117	521,865
Texas Instruments, Inc.	229,153	6,574,400
Xilinx, Inc.	52,875	1,775,014

		56,883,088

Software 3.7%
Adobe Systems, Inc.*	99,309	3,214,632
Autodesk, Inc.*	45,873	1,605,096
BMC Software, Inc.* (a)	31,743	1,354,791

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)

CA, Inc.	71,876	$1,947,121
Citrix Systems, Inc.*	37,342	3,134,488
Electronic Arts, Inc.*	61,782	763,008
Intuit, Inc.	59,026	3,503,193
Microsoft Corp.	1,498,582	45,841,623
Oracle Corp.	778,781	23,129,796
Red Hat, Inc.*	38,659	2,183,460
Salesforce.com, Inc.*	27,616	3,818,188
Symantec Corp.*	146,006	2,133,148

		92,628,544

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	17,146	585,364
AutoNation, Inc.* (a)	8,490	299,527
AutoZone, Inc.*	5,404	1,984,187
Bed Bath & Beyond, Inc.*	46,940	2,900,892
Best Buy Co., Inc. (a)	54,337	1,138,904
CarMax, Inc.*	45,359	1,176,612
GameStop Corp., Class A (a)	27,320	501,595
Gap, Inc. (The)	66,466	1,818,510
Home Depot, Inc. (The)	307,303	16,283,986
Limited Brands, Inc.	47,870	2,035,911
Lowe’s Cos., Inc.	236,770	6,733,739
O’Reilly Automotive, Inc.* (a)	25,483	2,134,711
Ross Stores, Inc.	44,849	2,801,717
Staples, Inc.	138,935	1,813,102
Tiffany & Co. (a)	25,414	1,345,671
TJX Cos., Inc.	149,105	6,401,078
Urban Outfitters, Inc.*	21,978	606,373

		50,561,879

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	57,596	3,368,214
Fossil, Inc.*	10,390	795,251
NIKE, Inc., Class B	73,477	6,449,811
Ralph Lauren Corp.	12,937	1,811,956
VF Corp.	17,489	2,333,907

		14,759,139

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	105,636	672,901
People’s United Financial, Inc.	71,913	834,910

		1,507,811

Tobacco 2.0%
Altria Group, Inc.	408,619	14,117,786
Lorillard, Inc.	25,971	3,426,874
Philip Morris International, Inc.	342,174	29,858,103
Reynolds American, Inc.	66,885	3,001,130

		50,403,893

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 0.2%
Fastenal Co.	59,102	$2,382,402
W.W. Grainger, Inc.	12,208	2,334,658

		4,717,060

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	51,582	3,025,800
MetroPCS Communications, Inc.* (a)	58,819	355,855
Sprint Nextel Corp.*	600,028	1,956,091

		5,337,746

Total Common Stocks (cost $2,328,505,216)		2,468,152,313

Mutual Fund 0.8%
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	20,797,190	20,797,190

Total Mutual Fund (cost $20,797,190)		20,797,190

Repurchase Agreement 1.1%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $28,238,966, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10.75%, maturing 09/15/13 — 06/20/42; total market value $28,803,342. (d)	$28,238,566	28,238,566

Total Repurchase Agreement (cost $28,238,566)		28,238,566

Total Investments (cost $2,377,540,972) (e) — 101.3%		2,517,188,069

Liabilities in excess of other assets — (1.3%)		(31,102,359)

NET ASSETS — 100.0%		$2,486,085,710

14	Semiannual Report 2012

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $28,378,021, which was collateralized by a repurchase agreement with a value of $28,238,566 and $11,786 of collateral in the form of U.S. Government securities, interest rates ranging from 0.25% to 2.00% and maturity dates ranging from 08/31/12 to 02/15/22, a total value of $28,250,352.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $28,238,566.
(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
332	E-Mini S&P 500	09/21/12	$22,516,240	$948,201

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investments, at value * (cost $2,349,302,406)	$2,488,949,503
Repurchase agreement, at value and cost	28,238,566

Total Investments	2,517,188,069

Dividends receivable	3,208,119
Security lending income receivable	17,332
Receivable for investments sold	2,196,340
Receivable for capital shares issued	880,283
Receivable for variation margin on futures contracts	616,123
Prepaid expenses	19,956

Total Assets	2,524,126,222

Liabilities:
Payable for investments purchased	3,981,730
Payable for capital shares redeemed	4,831,159
Cash overdraft (Note 2)	355,236
Payable upon return of securities loaned (Note 2)	28,238,566
Accrued expenses and other payables:
Investment advisory fees	232,620
Fund administration fees	55,583
Administrative servicing fees	22,482
Accounting and transfer agent fees	7,346
Trustee fees	862
Custodian fees	14,540
Compliance program costs (Note 3)	2,239
Professional fees	15,512
Printing fees	14,605
Recoupment fees	24,964
Other	243,068

Total Liabilities	38,040,512

Net Assets	$2,486,085,710

Represented by:
Capital	$2,519,491,017
Accumulated undistributed net investment income	27,348,922
Accumulated net realized losses from investment and futures transaction	(201,349,527)
Net unrealized appreciation/(depreciation) from investments	139,647,097
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	948,201

Net Assets	$2,486,085,710

Net Assets:
Class IV Shares	$149,134,014
Class Y Shares	2,336,951,696

Total	$2,486,085,710

*	Includes value of securities on loan of $28,378,021 (Note 2).

16	Semiannual Report 2012

NVIT S&P 500 Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	15,602,111
Class Y Shares	244,492,312

Total	260,094,423

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$9.56
Class Y Shares	$9.56

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$26,824,209
Income from securities lending (Note 2)	112,078
Other income	629

Total Income	26,936,916

EXPENSES:
Investment advisory fees	1,513,182
Fund administration fees	361,743
Administrative servicing fees Class IV Shares	74,908
Professional fees	60,071
Printing fees	11,262
Trustee fees	51,581
Custodian fees	46,636
Compliance program costs (Note 3)	4,911
Miscellaneous	131,417
Recoupment fees (Note 3)	24,964
Other	14,022

Total expenses before earnings credit and fees waived	2,294,697

Earnings credit (Note 4)	(102)
Investment advisory fees waived (Note 3)	(8,734)

Net Expenses	2,285,861

NET INVESTMENT INCOME	24,651,055

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(9,285,996)
Net realized gains from futures transactions (Note 2)	3,136,982

Net realized losses from investment and futures transactions	(6,149,014)

Net change in unrealized appreciation/(depreciation) from investments	207,136,878
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	704,838

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	207,841,716

Net realized/unrealized gains from investments and futures transactions	201,692,702

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$226,343,757

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$24,651,055	$45,778,420
Net realized losses from investment and futures transactions	(6,149,014)	(30,335,837)
Net change in unrealized appreciation from investments and futures contracts	207,841,716	37,268,811

Change in net assets resulting from operations	226,343,757	52,711,394

Distributions to Shareholders From:
Net investment income:
Class IV	–	(2,580,027)
Class Y	–	(42,054,519)

Change in net assets from shareholder distributions	–	(44,634,546)

Change in net assets from capital transactions	(118,370,569)	(62,134,790)

Change in net assets	107,973,188	(54,057,942)

Net Assets:
Beginning of period	2,378,112,522	2,432,170,464

End of period	$2,486,085,710	$2,378,112,522

Accumulated undistributed net investment income at end of period	$27,348,922	$2,697,867

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$1,639,016	$3,398,630
Dividends reinvested	–	2,580,027
Cost of shares redeemed	(9,031,895)	(21,766,173)

Total Class IV	(7,392,879)	(15,787,516)

Class Y Shares
Proceeds from shares issued	90,307,782	335,208,985
Dividends reinvested	–	42,054,519
Cost of shares redeemed	(201,285,472)	(423,610,778)

Total Class Y	(110,977,690)	(46,347,274)

Change in net assets from capital transactions	$(118,370,569)	$(62,134,790)

SHARE TRANSACTIONS:
Class IV Shares
Issued	173,690	387,353
Reinvested	–	294,575
Redeemed	(958,668)	(2,450,461)

Total Class IV Shares	(784,978)	(1,768,533)

Class Y Shares
Issued	9,641,639	38,563,837
Reinvested	–	4,802,015
Redeemed	(20,969,004)	(47,771,685)

Total Class Y Shares	(11,327,365)	(4,405,833)

Total change in shares	(12,112,343)	(6,174,366)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.74	0.09	0.73	0.82	–	–	$9.56	9.38%	$149,134,014	0.28%	1.87%	0.28%	1.33%
Year Ended December 31, 2011(e)	$8.74	0.16	(0.01)	0.15	(0.15)	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%
Year Ended December 31, 2010(e)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%	$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%	11.47%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29)%	$144,568,725	0.34%	1.99%	0.34%	5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%	$255,677,256	0.32%	1.77%	0.32%	4.93%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$8.74	0.09	0.73	0.82	–	–	$9.56	9.38%	$2,336,951,696	0.18%	1.97%	0.18%	1.33%
Year Ended December 31, 2011(e)	$8.74	0.17	(0.01)	0.16	(0.16)	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%
Year Ended December 31, 2010(e)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%	$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%	11.47%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15)%	$1,477,720,654	0.22%	2.12%	0.22%	5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%	$2,217,327,968	0.20%	1.87%	0.20%	4.93%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,468,152,313	$—	$—	$2,468,152,313
Futures Contracts	948,201	—	—	948,201
Mutual Fund	20,797,190	—	—	20,797,190
Repurchase Agreement	—	28,238,566	—	28,238,566
Total	$2,489,897,704	$28,238,566	$—	$2,518,136,270
*	See Statement of Investments for identification of Fund investments by type and industry classification.

22	Semiannual Report 2012

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no significant transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $355,236 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2012.

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$948,201
Total		$948,201
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$3,136,982
Total	$3,136,982

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$704,838
Total	$704,838

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

24	Semiannual Report 2012

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral(a)
$28,378,021	$28,250,352*
(a)	Amounts are as of June 30, 2012. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

*	Includes $11,786 of collateral in the form of U.S. Government securities, interest rates ranging from 0.25% to 2.00% and maturity dates ranging from 08/31/12 to 02/15/22.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2012 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

26	Semiannual Report 2012

Beginning May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

For the period from February 1, 2012 through May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.115%
$3 billion up to $4.5 billion	0.105%
$4.5 billion and more	0.095%

Prior to February 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.13%
$1.5 billion up to $3 billion	0.12%
$3 billion and more	0.11%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning February 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.21% for all share classes until at least April 30, 2013. Prior to February 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.23%.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$49,888	$—	$—	$—	$49,888

2012 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, for the six months ended June 30, 2012, the Fund reimbursed NFA in the amount of $24,964.

From January 1, 2012 through February 1, 2012, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $8,734, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $4,911.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $74,908 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

28	Semiannual Report 2012

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $32,970,878 and sales of $109,013,971 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,432,377,357	$438,673,326	$(353,862,614)	$84,810,712

2012 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	31

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

32	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	33

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

34	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	35

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	37

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Semiannual Report 2012

NVIT Short Term Bond Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Short Term Bond Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,021.30	2.76	0.55
	Hypothetical	[b]	1,000.00	1,022.13	2.77	0.55
Class II Shares	Actual		1,000.00	1,019.40	4.02	0.80
	Hypothetical	[b]	1,000.00	1,020.89	4.02	0.80
Class Y Shares	Actual		1,000.00	1,021.30	2.01	0.40
	Hypothetical	[b]	1,000.00	1,022.87	2.01	0.40

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Short Term Bond Fund

Asset Allocation †
Corporate Bonds	63.4%
U.S. Government Sponsored & Agency Obligations	11.1%
U.S. Treasury Notes	7.1%
Commercial Mortgage Backed Securities	6.5%
Collateralized Mortgage Obligations	5.7%
Yankee Dollars	3.0%
Mutual Fund	2.2%
U.S. Government Mortgage Backed Agencies	0.9%
Municipal Bond	0.6%
Asset-Backed Securities	0.3%
Liabilities in excess of other assets	(0.8%)

100.0%

Top Industries ††
Commercial Banks	6.5%
Oil, Gas & Consumable Fuels	4.9%
Media	4.7%
Metals & Mining	4.7%
Automobiles	4.2%
Diversified Financial Services	4.4%
Health Care Providers & Services	3.2%
Insurance	3.1%
Gas Utilities	3.0%
Electric Utilities	2.3%
Other Industries	59.0%

100.0%

Top Holdings ††
U.S. Treasury Notes, 0.25%, 04/30/14	5.7%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	3.6%
Federal Home Loan Mortgage Corp., 0.75%, 12/28/12	3.4%
Fidelity Institutional Money Market Fund—Institutional Class	2.2%
U.S. Treasury Notes, 0.25%, 06/30/14	1.4%
CBS Corp., 8.20%, 05/15/14	1.2%
Banc of America Mortgage Securities, Inc., 5.50%, 05/25/34	1.1%
Kraft Foods Group, Inc., 1.63%, 06/04/15	1.1%
Federal Home Loan Banks, 1.75%, 03/08/13	1.1%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	1.1%
Other Holdings	78.1%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value

Automobiles 0.3%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$3,000,000	$3,008,939

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.65%, 09/25/25 (b)	176,024	175,536

Total Asset-Backed Securities (cost $3,172,198)		3,184,475

Collateralized Mortgage Obligations 5.7%
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	15,300,128	16,017,154
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	2,628,939	2,753,274
Series 3728, Class EA, 3.50%, 09/15/20	2,887,568	2,965,026
Series 3563, Class BA, 4.00%, 06/15/22	868,592	879,397
Series 3609, Class JA, 4.00%, 06/15/23	7,353,090	7,556,985
Series 3614, Class QA, 4.00%, 05/15/24	11,710,550	12,235,587
Series 3827, Class UA , 3.50%, 03/15/26	11,847,782	12,068,729
Series 3616, Class PA, 4.50%, 11/15/39	2,528,643	2,687,080
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.65%, 12/25/40 (b)	12,114,971	12,118,323
Government National Mortgage Association Series 2009-22, Class AG, 4.00%, 10/16/32	2,782,065	2,879,879
Series 2010-29, Class BA, 4.50%, 04/20/36	2,396,814	2,519,232
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33 (c)	606,533	612,097
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	4,062,947	4,176,827

Total Collateralized Mortgage Obligations (cost $79,347,348)		79,469,590

Commercial Mortgage Backed Securities 6.5%

	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.37%, 09/10/47 (b)	$10,015,000	$11,197,932
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.19%, 05/11/39 (b)	4,201,177	4,318,570
Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	9,735,000	10,376,517
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	4,000,000	4,356,120
Series 2006-PW12, Class A4, 5.90%, 09/11/38 (b)	1,730,000	1,965,136
Series 2006-T22, Class AAB, 5.71%, 04/12/38 (b)	372,767	385,934
Series 2007-T28, Class A2, 5.59%, 09/11/42	783,717	785,288
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1 3.74%, 11/10/46 (a)	4,860,528	5,206,558
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	478,393	483,932
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38 (b)	9,217,000	9,872,891
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	5,185,991	5,265,534
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43 (b)	700,253	737,281
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45 (b)	1,602,506	1,697,688
Series 2011-C4, Class A2, 3.34%, 07/15/46 (a)	1,000,000	1,052,719
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.30%, 06/15/29 (b)	363,793	370,405
Series 2007-C6, Class A2, 5.85%, 07/15/40	365,829	373,926
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43 (b)	10,026,000	10,903,185
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40 (b)	7,015,000	7,451,144
Series 2004-T13, Class A4, 4.66%, 09/13/45	1,000,000	1,041,136
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	781,709
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	600,657	607,778

8	Semiannual Report 2012

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I (continued)
Series 2005-T19, Class AAB, 4.85%, 06/12/47	$84,589	$87,258
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,270,000	3,324,331
Series 2008-T29, Class A3, 6.46%, 01/11/43 (b)	137,000	145,759
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	5,000,000	5,377,895
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2 4.74%, 11/13/36	2,863,862	2,890,673

Total Commercial Mortgage Backed Securities (cost $90,888,678)		91,057,299

Corporate Bonds 63.4%
Aerospace & Defense 1.7%
L-3 Communications Corp., 3.95%, 11/15/16	13,000,000	13,806,585
Northrop Grumman Corp., 1.85%, 11/15/15	5,000,000	5,067,980
United Technologies Corp., 0.97%, 06/01/15 (b)	5,000,000	5,053,385

		23,927,950

Airlines 0.7%
Continental Airlines Pass Through Trust, Series 2006-1, Class G, 0.82%, 06/02/15 (b)	10,530,099	10,214,196

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,413,997

Automobiles 4.3%
Daimler Finance North America LLC
1.67%, 09/13/13 (a)(b)	10,000,000	10,059,120
1.25%, 04/10/14 (a)(b)	4,000,000	4,002,092
2.95%, 01/11/17 (a)	3,000,000	3,113,139
Harley-Davidson Financial Services, Inc.
3.88%, 03/15/16 (a)	10,470,000	11,057,828
2.70%, 03/15/17 (a)	3,000,000	3,043,503
Toyota Motor Credit Corp.
1.00%, 02/17/15	6,000,000	6,007,104
3.20%, 06/17/15	7,035,000	7,472,352
Volkswagen International Finance NV, 1.41%, 03/21/14 (a)(b)	15,000,000	15,005,520

		59,760,658

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages 0.7%
Molson Coors Brewing Co., 2.00%, 05/01/17	$4,000,000	$4,036,568
SABMiller Holdings, Inc., 1.85%, 01/15/15 (a)	5,000,000	5,071,410
SABMiller PLC, 5.70%, 01/15/14 (a)	750,000	801,696

		9,909,674

Biotechnology 2.0%
Amgen, Inc., 1.88%, 11/15/14	10,000,000	10,155,210
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,011,386
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,553,344

		27,719,940

Capital Markets 0.9%
Bear Stearns Cos. LLC (The), 6.95%, 08/10/12	867,000	872,451
FMR LLC, 4.75%, 03/01/13 (a)	3,375,000	3,452,210
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,070,416

		12,395,077

Chemicals 1.1%
Cytec Industries, Inc., 6.00%, 10/01/15	10,000,000	10,982,450
Eastman Chemical Co., 2.40%, 06/01/17	5,000,000	5,052,970

		16,035,420

Commercial Banks 6.5%
Bank of America NA
6.00%, 06/15/16	10,000,000	10,621,260
5.30%, 03/15/17	5,000,000	5,205,650
CoBank, ACB
7.88%, 04/16/18 (a)	3,000,000	3,660,009
1.07%, 06/15/22 (a)(b)	8,635,000	6,888,105
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.38%, 01/19/17	1,100,000	1,132,106
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,068,388
ING Bank NV, 5.13%, 05/01/15 (a)	14,495,000	14,726,152
JPMorgan Chase Bank NA, 0.80%, 06/13/16 (b)	5,000,000	4,656,730
National City Bank, 0.82%, 12/15/16 (b)	10,432,000	9,854,422

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Standard Chartered PLC, 3.85%, 04/27/15 (a)	$7,000,000	$7,322,378
SunTrust Bank, 0.76%, 08/24/15 (b)	5,000,000	4,666,595
Svenska Handelsbanken AB, 2.88%, 09/14/12 (a)	2,750,000	2,761,470
Union Bank NA, 5.95%, 05/11/16	7,000,000	7,820,603
UnionBanCal Corp., 5.25%, 12/16/13	1,075,000	1,129,855
Wachovia Corp., 0.81%, 10/28/15 (b)	5,000,000	4,783,010

		91,296,733

Commercial Services & Supplies 0.6%
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	8,232,508

Computers & Peripherals 1.1%
Hewlett-Packard Co.
2.35%, 03/15/15	13,000,000	13,202,878
2.20%, 12/01/15	2,000,000	2,006,260

		15,209,138

Consumer Finance 1.8%
American Honda Finance Corp.
6.70%, 10/01/13 (a)	1,000,000	1,073,013
1.45%, 02/27/15 (a)	15,000,000	15,056,670
2.50%, 09/21/15 (a)	4,200,000	4,331,943
Caterpillar Financial Services Corp., 1.10%, 05/29/15	5,000,000	5,027,980

		25,489,606

Diversified Financial Services 4.4%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	7,510,400	8,807,739
Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000,000	10,086,760
Citigroup, Inc.
6.50%, 08/19/13	3,000,000	3,143,289
6.00%, 12/13/13	6,000,000	6,305,706
4.45%, 01/10/17	3,300,000	3,459,202
General Electric Capital Corp. Series A, 0.73%, 09/15/14 (b)	4,500,000	4,445,554
0.67%, 01/08/16 (b)	5,000,000	4,827,995
0.64%, 02/15/17 (b)	5,000,000	4,705,075
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (a)	3,385,000	3,665,539
JPMorgan Chase & Co., 5.25%, 05/01/15	7,000,000	7,546,175

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
USAA Capital Corp., 1.05%, 09/30/14 (a)	$5,000,000	$4,981,725

		61,974,759

Diversified Telecommunication Services 0.3%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,662,627

Electric Utilities 2.3%
DTE Energy Co. 1.17%, 06/03/13 (b)	10,000,000	10,016,200
7.63%, 05/15/14	5,000,000	5,577,955
ITC Holdings Corp., 5.25%, 07/15/13 (a)	2,000,000	2,064,290
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,119,231
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15 (a)	7,000,000	7,351,526

		32,129,202

Electrical Equipment 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,932,640

Energy Equipment & Services 0.4%
BP Capital Markets PLC, 3.13%, 10/01/15	5,000,000	5,315,650

Food & Staples Retailing 0.5%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	6,999,720

Food Products 1.1%
Kraft Foods Group, Inc., 1.63%, 06/04/15 (a)	15,000,000	15,158,685

Gas Utilities 3.0%
Enbridge Energy Partners LP, 5.88%, 12/15/16	5,250,000	6,033,531
Energy Transfer Partners LP 6.00%, 07/01/13	6,000,000	6,255,612
8.50%, 04/15/14	1,604,000	1,775,690
5.95%, 02/01/15	6,345,000	6,911,114
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,334,530
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,286,410
Sempra Energy, 1.23%, 03/15/14 (b)	8,000,000	8,016,192

10	Semiannual Report 2012

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	$365,000	$397,351
6.13%, 05/15/16	2,000,000	2,232,290

		42,242,720

Health Care Providers & Services 3.3%
Aristotle Holding, Inc.
2.75%, 11/21/14 (a)	3,000,000	3,064,182
2.10%, 02/12/15 (a)	2,000,000	2,019,554
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,909,624
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,411,710
Hospira, Inc., 6.05%, 03/30/17	8,356,000	9,425,334
Quest Diagnostics, Inc., 1.32%, 03/24/14 (b)	8,000,000	8,065,664

		45,896,068

Industrial Conglomerates 0.6%
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,398,895
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	2,954,776

		8,353,671

Insurance 3.1%
Berkshire Hathaway, Inc., 1.17%, 08/15/14 (b)	10,000,000	10,125,960
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,002,765
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,198,804
6.75%, 06/01/16	2,000,000	2,345,198
Metropolitan Life Global Funding I, 2.00%, 01/09/15 (a)	6,000,000	6,087,924
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	765,178
Prudential Financial, Inc.
2.75%, 01/14/13	7,000,000	7,069,062
5.15%, 01/15/13	5,000,000	5,116,100
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,525,702

		43,236,693

Media 4.8%
CBS Corp., 8.20%, 05/15/14	14,950,000	16,925,329
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	576,555

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Comcast Corp.
5.30%, 01/15/14	$5,000,000	$5,319,950
5.85%, 11/15/15	7,000,000	8,030,554
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,705,384
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,876,425
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,683,840
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,440,226
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	835,036
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,536,792
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,242,854

		67,172,945

Metals & Mining 3.8%
Anglo American Capital PLC, 9.38%, 04/08/14 (a)	13,300,000	14,956,967
ArcelorMittal
9.00%, 02/15/15	3,000,000	3,371,541
3.75%, 03/01/16	5,030,000	4,995,409
Barrick International Barbados Corp., 5.75%, 10/15/16 (a)	8,000,000	9,276,936
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,078,070
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (a)	5,000,000	5,095,055
3.60%, 01/15/17 (a)	5,000,000	5,149,380

		52,923,358

Office Electronics 1.0%
Xerox Corp.
1.29%, 05/16/14 (b)	7,500,000	7,489,882
6.40%, 03/15/16	5,500,000	6,289,668

		13,779,550

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.
5.95%, 09/15/16	13,000,000	14,752,114
6.38%, 09/15/17	3,000,000	3,484,902
BG Energy Capital PLC, 2.88%, 10/15/16 (a)	5,000,000	5,268,655
BP Capital Markets PLC, 3.20%, 03/11/16	10,000,000	10,636,080
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,232,146
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	6,959,301

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.
5.05%, 12/15/16	$10,000,000	$10,846,440
6.00%, 03/15/18	4,000,000	4,468,020

		58,647,658

Pharmaceuticals 0.9%
Hospira, Inc., 6.40%, 05/15/15	2,125,000	2,363,340
Watson Pharmaceuticals, Inc., 5.00%, 08/15/14	9,384,000	9,969,740

		12,333,080

Real Estate Investment Trusts (REITs) 1.6%
CommonWealth REIT
6.40%, 02/15/15	5,000,000	5,296,500
6.25%, 08/15/16	1,500,000	1,582,877
6.25%, 06/15/17	5,000,000	5,349,370
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,579,844
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,363,485

		23,172,076

Road & Rail 1.8%
ERAC USA Finance LLC
2.25%, 01/10/14 (a)	10,425,000	10,487,581
5.60%, 05/01/15 (a)	1,225,000	1,337,833
2.75%, 03/15/17 (a)	3,000,000	3,042,156
6.38%, 10/15/17 (a)	1,505,000	1,759,068
Federal Express Corp. 1993 Pass Through Trust
Series B2, 7.63%, 01/01/15	3,224,163	3,474,771
Series A2, 8.76%, 05/22/15	3,200,378	3,456,408
Series C2, 7.96%, 03/28/17	1,448,255	1,625,667
Federal Express Corp. 1998 Pass Through Trust, Series 981A, 6.72%, 07/15/23	738,110	876,506

		26,059,990

Thrifts & Mortgage Finance 2.0%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,059,100
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	8,697,186
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,075,585

		28,831,871

Tobacco 2.0%
Lorillard Tobacco Co., 3.50%, 08/04/16	12,700,000	13,239,267

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco (continued)
Reynolds American, Inc.
7.25%, 06/01/13	$8,000,000	$8,444,544
7.30%, 07/15/15	2,814,000	3,170,047
7.63%, 06/01/16	3,000,000	3,615,678

		28,469,536

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,085,723

Total Corporate Bonds (cost $881,760,582)		889,983,119

Municipal Bond 0.6%
Illinois 0.6%
State of Illinois, 4.51%, 03/01/15	8,000,000	8,474,160

Total Municipal Bond (cost $8,000,000)		8,474,160

U.S. Government Mortgage Backed Agencies 0.9%
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.57%, 06/01/37 (b)	3,229,316	3,444,349
Pool# 1B3601 2.78%, 10/01/37 (b)	787,565	832,964
Federal National Mortgage Association Pool
Pool# 747271 2.76%, 07/01/34 (b)	3,041,417	3,245,981
Pool# 886345 6.28%, 08/01/36 (b)	1,354,340	1,477,980
Pool# 893776 5.93%, 09/01/36 (b)	1,497,344	1,625,214
Pool# 949691 6.20%, 09/01/37 (b)	1,512,572	1,645,863

Total U.S. Government Mortgage Backed Agencies (cost $11,852,466)		12,272,351

U.S. Government Sponsored & Agency Obligations 11.1%
Federal Home Loan Banks
1.75%, 03/08/13	15,000,000	15,142,140
3.13%, 12/13/13	5,000,000	5,201,305
2.38%, 03/14/14	5,000,000	5,170,180
2.50%, 06/13/14	10,000,000	10,407,990
Federal Home Loan Mortgage Corp.
0.75%, 12/28/12	48,000,000	48,126,864
0.50%, 10/15/13	15,000,000	15,037,425
1.00%, 08/20/14	51,000,000	51,592,008

12	Semiannual Report 2012

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. (continued)
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	$4,559,349	$5,373,193

Total U.S. Government Sponsored & Agency Obligations (cost $154,991,184)		156,051,105

U.S. Treasury Notes 7.1%
U.S. Treasury Notes 0.25%, 04/30/14	80,000,000	79,903,120
0.25%, 06/30/14	20,000,000	19,975,000

Total U.S. Treasury Notes (cost $99,968,468)		99,878,120

Yankee Dollars 3.0%
Energy Equipment & Services 0.9%
Weatherford International Ltd.
5.15%, 03/15/13	4,000,000	4,108,132
4.95%, 10/15/13	1,000,000	1,046,138
5.50%, 02/15/16	7,000,000	7,768,943

		12,923,213

Metals & Mining 1.0%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,631,493
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	4,022,348

		13,653,841

Oil, Gas & Consumable Fuels 0.8%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,579,161

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.97%, 03/21/14 (b)	4,300,000	4,307,383

Total Yankee Dollars (cost $41,759,721)		42,463,598

Mutual Fund 2.2%

	Shares	Market Value

Money Market Fund 2.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (d)	31,379,562	$31,379,562

Total Mutual Fund (cost $31,379,562)		31,379,562

Total Investments (cost $1,403,120,207) (e) — 100.8%		1,414,213,379

Liabilities in excess of other assets — (0.8)%		(10,561,120)

NET ASSETS — 100.0%		$1,403,652,259

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $231,842,190 which represents 16.52% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2012.

(d)	Represents 7-day effective yield as of June 30, 2012.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

BA	Limited

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investments, at value (cost $1,403,120,207)	$1,414,213,379
Interest and dividends receivable	9,444,755
Receivable for investments sold	100,827
Receivable for capital shares issued	1,225,749
Prepaid expenses	13,705

Total Assets	1,424,998,415

Liabilities:
Payable for investments purchased	19,979,959
Payable for capital shares redeemed	876,361
Accrued expenses and other payables:
Investment advisory fees	393,704
Fund administration fees	31,509
Distribution fees	20,209
Administrative servicing fees	9,459
Accounting and transfer agent fees	2,106
Trustee fees	551
Custodian fees	5,814
Compliance program costs (Note 3)	1,330
Professional fees	18,940
Printing fees	6,214

Total Liabilities	21,346,156

Net Assets	$1,403,652,259

Represented by:
Capital	$1,378,618,293
Accumulated undistributed net investment income	12,450,587
Accumulated net realized gains from investment transactions	1,490,207
Net unrealized appreciation/(depreciation) from investments	11,093,172

Net Assets	$1,403,652,259

Net Assets:
Class I Shares	$29,022,502
Class II Shares	98,089,908
Class Y Shares	1,276,539,849

Total	$1,403,652,259

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,749,411
Class II Shares	9,335,294
Class Y Shares	120,951,074

Total	133,035,779

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.56
Class II Shares	$10.51
Class Y Shares	$10.55

14	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$13,666,446
Dividend income	16,795

Total Income	13,683,241

EXPENSES:
Investment advisory fees	2,098,027
Fund administration fees	185,713
Distribution fees Class II Shares	120,715
Administrative servicing fees Class I Shares	4,262
Administrative servicing fees Class II Shares	72,430
Professional fees	32,304
Printing fees	7,602
Trustee fees	28,668
Custodian fees	19,880
Accounting and transfer agent fees	8,053
Compliance program costs (Note 3)	2,136
Other	15,464

Total expenses before earnings credit	2,595,254

Earnings credit (Note 4)	(35)

Net Expenses	2,595,219

NET INVESTMENT INCOME	11,088,022

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,658,328
Net change in unrealized appreciation/(depreciation) from investments	11,228,623

Net realized/unrealized gains from investments	12,886,951

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,974,973

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$11,088,022	$16,233,546
Net realized gains from investment transactions	1,658,328	1,869,882
Net change in unrealized appreciation/(depreciation) from investments	11,228,623	(4,728,613)

Change in net assets resulting from operations	23,974,973	13,374,815

Distributions to Shareholders From:
Net investment income:
Class I	–	(98,875)
Class II	–	(1,552,812)
Class Y	–	(15,988,872)

Change in net assets from shareholder distributions	–	(17,640,559)

Change in net assets from capital transactions	291,024,179	349,607,884

Change in net assets	314,999,152	345,342,140

Net Assets:
Beginning of period	1,088,653,107	743,310,967

End of period	$1,403,652,259	$1,088,653,107

Accumulated undistributed net investment income at end of period	$12,450,587	$1,362,565

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$23,717,726	$380,509
Dividends reinvested	–	98,875
Cost of shares redeemed	(255,407)	(592,414)

Total Class I	23,462,319	(113,030)

Class II Shares
Proceeds from shares issued	18,203,263	28,613,040
Dividends reinvested	–	1,552,812
Cost of shares redeemed	(13,649,869)	(38,194,224)

Total Class II	4,553,394	(8,028,372)

Class Y Shares
Proceeds from shares issued	281,027,029	368,621,658
Dividends reinvested	–	15,988,872
Cost of shares redeemed	(18,018,563)	(26,861,244)

Total Class Y	263,008,466	357,749,286

Change in net assets from capital transactions	$291,024,179	$349,607,884

16	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	2,248,253	36,598
Reinvested	–	9,525
Redeemed	(24,391)	(56,900)

Total Class I Shares	2,223,862	(10,777)

Class II Shares
Issued	1,747,203	2,758,842
Reinvested	–	150,089
Redeemed	(1,306,618)	(3,687,090)

Total Class II Shares	440,585	(778,159)

Class Y Shares
Issued	26,714,162	35,475,360
Reinvested	–	1,542,196
Redeemed	(1,724,796)	(2,582,905)

Total Class Y Shares	24,989,366	34,434,651

Total change in shares	27,653,813	33,645,715

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited )(e)	$10.34	0.09	0.13	0.22	—	—	—	$10.56	2.13%		$29,022,502	0.55%	1.73%	0.55%	27.48%
Year Ended December 31, 2011(e)	$10.38	0.18	(0.03)	0.15	(0.19)	—	(0.19)	$10.34	1.45%		$5,436,533	0.55%	1.71%	0.55%	57.05%
Year Ended December 31, 2010(e)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	$10.38	2.68%		$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009(e)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	$10.29	7.39%		$573,625	0.59%	2.25%	0.59%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	—	(0.17)	$9.80	(0.34%	)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited )(e)	$10.31	0.08	0.12	0.20	—	—	—	$10.51	1.94%		$98,089,908	0.80%	1.49%	0.80%	27.48%
Year Ended December 31, 2011(e)	$10.34	0.15	(0.02)	0.13	(0.16)	—	(0.16)	$10.31	1.30%		$91,686,274	0.80%	1.46%	0.80%	57.05%
Year Ended December 31, 2010(e)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	$10.34	2.42%		$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009(e)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	$10.25	7.11%		$106,513,719	0.84%	1.95%	0.84%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	—	(0.16)	$9.77	(0.67%	)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Six Months Ended June 30, 2012 (Unaudited )(e)	$10.33	0.10	0.12	0.22	—	—	—	$10.55	2.13%		$1,276,539,849	0.40%	1.88%	0.40%	27.48%
Year Ended December 31, 2011(e)	$10.36	0.19	(0.01)	0.18	(0.21)	—	(0.21)	$10.33	1.70%		$991,530,300	0.40%	1.87%	0.40%	57.05%
Year Ended December 31, 2010(e)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	$10.36	2.73%		$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009(e)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	$10.28	7.53%		$253,825,296	0.45%	2.46%	0.45%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	—	(0.18)	$9.79	(0.33%	)	$73,930,759	0.50%	3.10%	0.52%	88.81%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect factors such as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

20	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$3,184,475	$—	$3,184,475
Collateralized Mortgage Obligations	—	79,469,590	—	79,469,590
Commercial Mortgage Backed Securities	—	91,057,299	—	91,057,299
Corporate Bonds	—	889,983,119	—	889,983,119
Municipal Bond	—	8,474,160	—	8,474,160
Mutual Fund	31,379,562	—	—	31,379,562
U.S. Government Mortgage Backed Agencies	—	12,272,351	—	12,272,351
U.S. Government Sponsored & Agency Obligations	—	156,051,105	—	156,051,105
U.S. Treasury Notes	—	99,878,120	—	99,878,120
Yankee Dollars	—	42,463,598	—	42,463,598
Total	$31,379,562	$1,382,833,817	$—	$1,414,213,379
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.35%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $527,272 for the six months ended June 30, 2012.

22	Semiannual Report 2012

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,136.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $76,692 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

2012 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $642,481,686 and sales of $327,166,047 (excluding short-term securities).

For the six months ended June 30, 2012, the Fund had purchases of $144,960,575 and sales of $36,877 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,403,121,755	$14,393,995	$(3,302,371)	$11,091,624

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

26	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	27

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	31

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2012

NVIT Small Cap Index Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

31	Statement of Assets and Liabilities

32	Statement of Operations

33	Statements of Changes in Net Assets

34	Financial Highlights

35	Notes to Financial Statements

46	Supplemental Information

49	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Small Cap Index Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class Y Shares	Actual		1,000.00	1,086.00	1.35	0.26
	Hypothetical	[b]	1,000.00	1,023.57	1.31	0.26

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	NVIT Small Cap Index Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	98.2%
Repurchase Agreements	15.3%
Mutual Funds	1.9%
Right††	0.0%
Warrant††	0.0%
Liabilities in excess of other assets	(15.4%)

100.0%

Top Industries †††
Real Estate Investment Trusts (REITs)	6.4%
Commercial Banks	5.6%
Oil, Gas & Consumable Fuels	3.5%
Biotechnology	3.4%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Specialty Retail	3.0%
Health Care Equipment & Supplies	2.9%
Hotels, Restaurants & Leisure	2.8%
Machinery	2.7%
Other Industries*	63.2%

100.0%

Top Holdings †††
Fidelity Institutional Money Market Fund—Institutional Class	1.6%
Pharmacyclics, Inc.	0.2%
Cepheid, Inc.	0.2%
HMS Holdings Corp.	0.2%
Questcor Pharmaceuticals, Inc.	0.2%
Vivus, Inc.	0.2%
athenahealth, Inc.	0.2%
Woodward, Inc.	0.2%
United Natural Foods, Inc.	0.2%
Dril-Quip, Inc.	0.2%
Other Holdings*	96.6%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.2%

	Shares	Market Value

Aerospace & Defense 1.6%
AAR Corp.	14,307	$192,858
Aerovironment, Inc.*	6,185	162,727
American Science & Engineering, Inc.	3,164	178,608
API Technologies Corp.* (a)	7,950	29,256
Astronics Corp.*	3,803	107,397
Ceradyne, Inc.	8,628	221,308
CPI Aerostructures, Inc.*	2,157	23,727
Cubic Corp.	5,675	272,854
Curtiss-Wright Corp.	16,691	518,256
DigitalGlobe, Inc.*	12,877	195,215
Esterline Technologies Corp.*	10,907	680,051
GenCorp, Inc.* (a)	21,405	139,347
GeoEye, Inc.*	5,356	82,911
HEICO Corp.	18,767	741,672
Hexcel Corp.*	35,445	914,127
KEYW Holding Corp. (The)* (a)	6,720	67,469
Kratos Defense & Security Solutions, Inc.*	14,392	84,049
LMI Aerospace, Inc.*	3,279	56,989
Moog, Inc., Class A*	16,097	665,611
National Presto Industries, Inc. (a)	1,695	118,260
Orbital Sciences Corp.*	20,962	270,829
SIFCO Industries, Inc.	760	17,465
Sypris Solutions, Inc.	4,119	28,709
Taser International, Inc.*	19,974	104,664
Teledyne Technologies, Inc.*	13,089	806,937

		6,681,296

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	19,180	99,736
Atlas Air Worldwide Holdings, Inc.*	9,405	409,211
Echo Global Logistics, Inc.* (a)	5,326	101,514
Forward Air Corp.	10,370	334,640
Hub Group, Inc., Class A*	13,212	478,274
Pacer International, Inc.*	12,763	69,175
Park-Ohio Holdings Corp.*	3,168	60,287
XPO Logistics, Inc.* (a)	6,362	106,882

		1,659,719

Airlines 0.7%
Alaska Air Group, Inc.*	25,252	906,547
Allegiant Travel Co.*	5,325	371,046
Hawaiian Holdings, Inc.* (a)	18,315	119,231
JetBlue Airways Corp.*	83,048	440,154
Republic Airways Holdings, Inc.*	17,431	96,742
SkyWest, Inc.	18,073	118,017
Spirit Airlines, Inc.*	14,880	289,565
US Airways Group, Inc.*	57,783	770,247

		3,111,549

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	23,730	248,928
Amerigon, Inc.*	10,532	121,013

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Cooper Tire & Rubber Co.	22,134	$388,230
Dana Holding Corp.	52,549	673,153
Dorman Products, Inc.*	8,760	219,788
Drew Industries, Inc.*	6,863	191,135
Exide Technologies*	27,968	93,972
Federal-Mogul Corp.*	6,575	72,325
Fuel Systems Solutions, Inc.* (a)	5,230	87,289
Modine Manufacturing Co.*	16,638	115,301
Shiloh Industries, Inc.	2,201	25,312
Spartan Motors, Inc.	12,205	63,954
Standard Motor Products, Inc.	7,095	99,898
Stoneridge, Inc.*	10,003	68,120
Superior Industries International, Inc.	8,154	133,481
Tenneco, Inc.*	21,588	578,990
Tower International, Inc.*	2,122	22,281

		3,203,170

Automobiles 0.0%†
Winnebago Industries, Inc.* (a)	10,395	105,925

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A* (a)	2,765	334,565
Central European Distribution Corp.* (a)	23,383	66,875
Coca-Cola Bottling Co. Consolidated	1,689	108,569
Craft Brew Alliance, Inc.*	3,890	31,820
National Beverage Corp.*	4,117	61,508

		603,337

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	19,014	117,887
Acorda Therapeutics, Inc.*	14,223	335,094
Aegerion Pharmaceuticals, Inc.* (a)	7,716	114,505
Affymax, Inc.* (a)	12,885	165,959
Agenus, Inc.*	8,248	43,219
Alkermes PLC*	43,490	738,025
Allos Therapeutics, Inc.*	27,428	49,096
Alnylam Pharmaceuticals, Inc.*	16,492	192,462
AMAG Pharmaceuticals, Inc.*	7,614	117,256
Amicus Therapeutics, Inc.* (a)	10,818	59,499
Anacor Pharmaceuticals, Inc.* (a)	5,280	34,267
Arena Pharmaceuticals, Inc.* (a)	70,274	701,334
Arqule, Inc.*	20,985	124,441
Array BioPharma, Inc.*	31,919	110,759
Astex Pharmaceuticals, Inc.* (a)	33,063	69,102
AVEO Pharmaceuticals, Inc.* (a)	13,844	168,343
BioCryst Pharmaceuticals, Inc.* (a)	17,643	70,219
Biospecifics Technologies Corp.* (a)	1,765	33,147
Biotime, Inc.* (a)	11,048	50,821
Celldex Therapeutics, Inc.* (a)	20,983	108,902
Cepheid, Inc.*	23,371	1,045,852
ChemoCentryx, Inc.* (a)	1,939	29,085
Clovis Oncology, Inc.* (a)	4,873	105,647
Codexis, Inc.* (a)	9,182	34,341

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Coronado Biosciences, Inc.* (a)	4,941	$24,952
Cubist Pharmaceuticals, Inc.*	22,479	852,179
Curis, Inc.* (a)	28,364	153,166
Cytori Therapeutics, Inc.* (a)	19,606	52,936
Dendreon Corp.* (a)	54,757	405,202
Discovery Laboratories, Inc.* (a)	15,427	35,791
DUSA Pharmaceuticals, Inc.*	8,126	42,418
Dyax Corp.*	35,491	75,596
Dynavax Technologies Corp.*	62,157	268,518
Emergent Biosolutions, Inc.*	9,130	138,319
Enzon Pharmaceuticals, Inc.* (a)	14,991	102,988
Exact Sciences Corp.*	20,441	219,128
Exelixis, Inc.* (a)	52,707	291,470
Genomic Health, Inc.*	5,718	190,981
Geron Corp.* (a)	46,660	80,255
GTx, Inc.*	9,401	33,186
Halozyme Therapeutics, Inc.* (a)(b)	31,953	283,104
Horizon Pharma, Inc.* (a)	7,622	54,345
Idenix Pharmaceuticals, Inc.* (a)	26,693	274,938
ImmunoCellular Therapeutics Ltd.*	14,277	53,539
ImmunoGen, Inc.*	27,539	462,104
Immunomedics, Inc.* (a)	23,566	84,131
Infinity Pharmaceuticals, Inc.* (a)	7,011	95,069
InterMune, Inc.* (a)	23,253	277,873
Ironwood Pharmaceuticals, Inc.* (a)	26,695	367,857
Isis Pharmaceuticals, Inc.* (a)	35,658	427,896
Keryx Biopharmaceuticals, Inc.* (a)	25,358	45,644
Lexicon Pharmaceuticals, Inc.* (a)	70,726	159,133
Ligand Pharmaceuticals, Inc., Class B*	6,217	105,316
MannKind Corp.* (a)	40,124	91,884
Maxygen, Inc.*	10,065	59,987
Merrimack Pharmaceuticals, Inc.* (a)	5,449	39,669
Momenta Pharmaceuticals, Inc.*	16,657	225,203
Neurocrine Biosciences, Inc.*	23,597	186,652
NewLink Genetics Corp.* (a)	4,531	67,874
Novavax, Inc.* (a)	41,425	64,623
NPS Pharmaceuticals, Inc.*	30,725	264,542
OncoGenex Pharmaceutical, Inc.* (a)	5,222	70,184
Oncothyreon, Inc.* (a)	20,400	95,472
Opko Health, Inc.* (a)	38,024	174,910
Orexigen Therapeutics, Inc.* (a)	21,605	119,692
Osiris Therapeutics, Inc.* (a)	5,886	64,569
PDL BioPharma, Inc.	49,336	327,098
Pharmacyclics, Inc.* (a)	19,409	1,059,925
Progenics Pharmaceuticals, Inc.*	10,802	105,644
Raptor Pharmaceutical Corp.* (a)	17,475	97,685
Repligen Corp.*	11,111	47,777
Rigel Pharmaceuticals, Inc.*	25,522	237,355
Sangamo BioSciences, Inc.* (a)	18,754	103,522
Seattle Genetics, Inc.* (a)	33,792	857,979
SIGA Technologies, Inc.* (a)	12,393	35,568
Spectrum Pharmaceuticals, Inc.* (a)	21,197	329,825
Sunesis Pharmaceuticals, Inc.* (a)	9,761	28,014

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Synageva BioPharma Corp.*	3,310	$134,254
Synergy Pharmaceuticals, Inc.* (a)	14,684	69,749
Synta Pharmaceuticals Corp.* (a)	13,332	72,926
Targacept, Inc.*	9,755	41,946
Theravance, Inc.* (a)	21,574	479,374
Threshold Pharmaceuticals, Inc.*	16,176	119,702
Trius Therapeutics, Inc.*	8,963	51,627
Vanda Pharmaceuticals, Inc.*	10,245	45,078
Verastem, Inc.* (a)	2,299	23,450
Vical, Inc.* (a)	27,108	97,589
XOMA Corp.* (a)	24,304	72,912
ZIOPHARM Oncology, Inc.* (a)	23,738	141,241

		16,382,797

Building Products 0.8%
A.O. Smith Corp.	13,849	677,078
AAON, Inc. (a)	6,671	125,748
Ameresco, Inc., Class A*	7,253	86,528
American Woodmark Corp.*	3,552	60,739
Apogee Enterprises, Inc.	10,142	162,982
Builders FirstSource, Inc.* (a)	16,346	77,480
Gibraltar Industries, Inc.*	11,028	114,471
Griffon Corp.	16,247	139,399
Insteel Industries, Inc. (a)	6,373	71,059
NCI Building Systems, Inc.*	6,525	70,666
Nortek, Inc.* (a)	2,696	134,908
Patrick Industries, Inc.* (a)	1,557	19,852
PGT, Inc.* (a)	3,277	9,929
Quanex Building Products Corp. (a)	13,142	234,979
Simpson Manufacturing Co., Inc.	14,223	419,721
Trex Co., Inc.* (a)	4,998	150,390
Universal Forest Products, Inc.	7,027	273,912
USG Corp.* (a)	26,384	502,615

		3,332,456

Capital Markets 2.2%
Apollo Investment Corp.	72,060	553,421
Arlington Asset Investment Corp., Class A (a)	2,984	64,783
Artio Global Investors, Inc.	10,483	36,691
BGC Partners, Inc., Class A	34,962	205,227
BlackRock Kelso Capital Corp. (a)	24,525	239,364
Calamos Asset Management, Inc., Class A	6,901	79,016
Capital Southwest Corp. (a)	1,079	110,964
CIFC Corp.* (a)	2,478	18,263
Cohen & Steers, Inc. (a)	6,559	226,351
Cowen Group, Inc., Class A*	31,198	82,987
Diamond Hill Investment Group, Inc.	968	75,785
Duff & Phelps Corp., Class A	11,190	162,255
Edelman Financial Group, Inc.	7,460	64,902
Epoch Holding Corp.	5,738	130,712
Evercore Partners, Inc., Class A	10,146	237,315
FBR & Co.*	14,873	41,198

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Fidus Investment Corp. (a)	3,423	$51,927
Fifth Street Finance Corp. (a)	29,226	291,675
Financial Engines, Inc.* (a)	16,484	353,582
FXCM, Inc., Class A (a)	7,362	86,577
GAMCO Investors, Inc., Class A	2,322	103,074
GFI Group, Inc.	24,466	87,099
Gladstone Capital Corp. (a)	7,582	59,822
Gladstone Investment Corp.	8,046	59,460
Golub Capital BDC, Inc. (a)	5,161	77,879
Greenhill & Co., Inc.	10,290	366,839
GSV Capital Corp.* (a)	6,869	63,882
Harris & Harris Group, Inc.* (a)	11,131	42,298
Hercules Technology Growth Capital, Inc. (a)	17,704	200,763
HFF, Inc., Class A*	11,717	163,335
Horizon Technology Finance Corp. (a)	2,397	39,527
ICG Group, Inc.*	13,398	123,931
INTL. FCStone, Inc.*	4,921	95,221
Investment Technology Group, Inc.*	13,708	126,114
JMP Group, Inc.	5,876	36,314
KBW, Inc. (a)	12,352	203,190
Knight Capital Group, Inc., Class A*	34,817	415,715
Kohlberg Capital Corp.	7,880	57,209
Ladenburg Thalmann Financial Services, Inc.* (a)	37,420	57,627
Main Street Capital Corp.	8,582	207,684
Manning & Napier, Inc.	4,902	69,755
MCG Capital Corp. (a)	27,428	126,169
Medallion Financial Corp.	6,784	72,046
Medley Capital Corp.	6,297	75,816
MVC Capital, Inc.	8,564	110,904
New Mountain Finance Corp.	3,139	44,542
NGP Capital Resources Co.	7,851	55,585
Oppenheimer Holdings, Inc., Class A	3,702	58,195
PennantPark Investment Corp.	20,137	208,418
Piper Jaffray Cos.*	5,819	136,339
Prospect Capital Corp. (a)	43,283	492,993
Pzena Investment Management, Inc., Class A	3,623	16,050
Safeguard Scientifics, Inc.*	7,434	115,078
Solar Capital Ltd. (a)	12,989	289,135
Solar Senior Capital Ltd.	3,504	59,218
Stifel Financial Corp.*	19,062	589,016
SWS Group, Inc.*	10,538	56,168
TCP Capital Corp.	2,077	30,033
THL Credit, Inc.	4,374	58,918
TICC Capital Corp. (a)	13,483	130,785
Triangle Capital Corp. (a)	9,719	221,399
Virtus Investment Partners, Inc.*	2,192	177,552
Walter Investment Management Corp.	10,259	240,471
Westwood Holdings Group, Inc. (a)	2,409	89,759
WisdomTree Investments, Inc.* (a)	21,014	138,062

		9,362,384

Common Stocks (continued)

	Shares	Market Value

Chemicals 2.0%
A. Schulman, Inc.	10,502	$208,465
ADA-ES, Inc.*	3,278	83,163
American Vanguard Corp.	9,951	264,597
Arabian American Development Co.* (a)	7,324	70,970
Balchem Corp.	10,406	339,340
Calgon Carbon Corp.*	20,217	287,486
Chase Corp. (a)	2,330	30,756
Chemtura Corp.*	35,074	508,573
Ferro Corp.*	30,741	147,557
Flotek Industries, Inc.* (a)	17,672	165,056
FutureFuel Corp. (a)	6,891	72,424
Georgia Gulf Corp.	12,180	312,661
GSE Holding, Inc.* (a)	2,980	31,499
H.B. Fuller Co.	17,746	544,802
Hawkins, Inc. (a)	3,278	125,154
Innophos Holdings, Inc.	7,772	438,807
Innospec, Inc.*	8,209	243,068
KMG Chemicals, Inc.	2,860	55,141
Koppers Holdings, Inc.	7,384	251,056
Kraton Performance Polymers, Inc.*	11,455	250,979
Landec Corp.*	9,186	78,632
LSB Industries, Inc.*	6,663	205,953
Minerals Technologies, Inc.	6,290	401,176
Olin Corp.	28,406	593,401
OM Group, Inc.*	11,481	218,139
Omnova Solutions, Inc.*	16,525	124,599
PolyOne Corp.	31,880	436,118
Quaker Chemical Corp.	4,622	213,583
Sensient Technologies Corp.	17,741	651,627
Spartech Corp.*	11,081	57,289
Stepan Co.	3,005	283,011
TPC Group, Inc.*	4,623	170,820
Tredegar Corp. (a)	8,595	125,143
Zep, Inc.	7,918	108,714
Zoltek Cos., Inc.*	9,766	88,187

		8,187,946

Commercial Banks 6.5%
1st Source Corp.	5,488	124,029
1st United Bancorp, Inc.*	11,316	70,272
Access National Corp. (a)	1,927	25,244
Alliance Financial Corp.	1,939	66,585
American National Bankshares, Inc. (a)	1,348	31,759
Ameris Bancorp*	8,806	110,956
Ames National Corp. (a)	3,104	71,361
Arrow Financial Corp. (a)	3,850	93,054
Bancfirst Corp.	2,408	100,919
Banco Latinoamericano de Comercio Exterior SA, Class E	10,274	220,172
Bancorp, Inc. (The)*	10,589	100,066
BancorpSouth, Inc.	33,751	490,065
Bank of Kentucky Financial Corp. (The)	2,283	60,819
Bank of Marin Bancorp	2,075	76,796
Bank of the Ozarks, Inc.	10,563	317,735

10	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Banner Corp.	6,598	$144,562
Bar Harbor Bankshares	429	15,444
BBCN Bancorp, Inc.*	28,062	305,595
Berkshire Bancorp, Inc.* (a)	1,031	9,073
Boston Private Financial Holdings, Inc.	28,199	251,817
Bridge Bancorp, Inc. (a)	3,309	78,059
Bridge Capital Holdings* (a)	3,578	57,785
Bryn Mawr Bank Corp.	4,316	90,938
BSB Bancorp, Inc./MA*	1,754	22,363
C&F Financial Corp. (a)	779	31,285
Camden National Corp.	2,877	105,356
Capital Bank Corp.* (a)	5,913	13,482
Capital City Bank Group, Inc. (a)	4,434	32,679
Cardinal Financial Corp.	10,818	132,845
Cascade Bancorp* (a)	2,344	13,900
Cathay General Bancorp	28,169	465,070
Center Bancorp, Inc. (a)	4,783	53,809
Centerstate Banks, Inc.	11,196	80,051
Central Pacific Financial Corp.*	7,801	110,150
Century Bancorp, Inc., Class A (a)	1,470	43,703
Chemical Financial Corp.	10,010	215,215
Citizens & Northern Corp.	4,606	87,744
Citizens Republic Bancorp, Inc.*	14,425	247,100
City Holding Co. (a)	5,372	180,983
CNB Financial Corp. (a)	4,815	78,533
CoBiz Financial, Inc.	12,953	81,086
Columbia Banking System, Inc.	14,287	268,881
Community Bank System, Inc. (a)	14,200	385,104
Community Trust Bancorp, Inc.	5,181	173,512
Crescent Financial Bancshares, Inc.*	592	2,676
CVB Financial Corp. (a)	31,766	370,074
Eagle Bancorp, Inc.*	6,208	97,776
Encore Bancshares, Inc.*	3,514	72,494
Enterprise Bancorp, Inc.	2,388	39,139
Enterprise Financial Services Corp.	6,629	72,654
Farmers National Banc Corp.	1,652	10,292
Fidelity Southern Corp. (a)	1,754	15,155
Financial Institutions, Inc.	5,144	86,831
First Bancorp	5,765	51,251
First Bancorp, Inc. (a)	3,501	59,517
First BanCorp, Puerto Rico*	17,536	69,443
First Busey Corp.	27,136	131,067
First California Financial Group, Inc.*	8,378	57,641
First Commonwealth Financial Corp.	37,856	254,771
First Community Bancshares, Inc.	5,934	85,628
First Connecticut Bancorp, Inc. (a)	6,702	90,477
First Financial Bancorp	21,080	336,858
First Financial Bankshares, Inc. (a)	11,344	392,049
First Financial Corp. (a)	4,128	119,712
First Interstate BancSystem, Inc.	6,183	88,046
First Merchants Corp.	10,532	131,229
First Midwest Bancorp, Inc.	26,846	294,769
First of Long Island Corp. (The)	3,027	87,692

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
FirstMerit Corp.	39,180	$647,254
FNB Corp.	49,902	542,435
FNB United Corp.* (a)	3,606	46,842
German American Bancorp, Inc.	4,819	98,789
Glacier Bancorp, Inc.	25,832	400,138
Great Southern Bancorp, Inc. (a)	3,821	105,383
Green Bankshares, Inc.* (a)	1,788	2,968
Guaranty Bancorp* (a)	8,977	18,941
Hancock Holding Co.	27,234	829,003
Hanmi Financial Corp.*	11,439	119,881
Heartland Financial USA, Inc.	5,400	129,600
Heritage Commerce Corp.*	7,837	50,940
Heritage Financial Corp.	5,878	86,113
Heritage Oaks Bancorp* (a)	3,801	21,172
Home BancShares, Inc.	8,044	245,986
Horizon Bancorp (a)	969	25,485
Hudson Valley Holding Corp.	5,685	102,899
IBERIABANK Corp.	10,582	533,862
Independent Bank Corp. (a)	7,868	229,824
International Bancshares Corp.	19,134	373,496
Investors Bancorp, Inc.*	15,983	241,183
Lakeland Bancorp, Inc.	9,954	104,716
Lakeland Financial Corp.	6,064	162,697
MainSource Financial Group, Inc.	7,585	89,731
MB Financial, Inc.	19,619	422,593
Mercantile Bank Corp.* (a)	2,817	51,974
Merchants Bancshares, Inc.	2,095	57,717
Metro Bancorp, Inc.*	5,335	64,180
MetroCorp Bancshares, Inc.* (a)	4,666	49,786
Middleburg Financial Corp. (a)	941	15,997
MidSouth Bancorp, Inc.	3,294	46,380
MidWestOne Financial Group, Inc.	716	15,394
National Bankshares, Inc. (a)	2,727	82,137
National Penn Bancshares, Inc.	44,365	424,573
NBT Bancorp, Inc.	12,042	259,987
Northrim BanCorp, Inc.	1,177	25,294
Old National Bancorp	33,950	407,739
OmniAmerican Bancorp, Inc.*	4,366	93,563
Oriental Financial Group, Inc.	14,721	163,109
Pacific Capital Bancorp*	1,525	69,738
Pacific Continental Corp.	6,953	61,673
Pacific Mercantile Bancorp*	2,879	19,894
PacWest Bancorp	10,942	258,997
Park National Corp. (a)	4,101	286,045
Park Sterling Corp.*	12,408	58,442
Peapack Gladstone Financial Corp. (a)	1,052	16,317
Penns Woods Bancorp, Inc. (a)	1,587	63,178
Peoples Bancorp, Inc.	4,054	89,107
Pinnacle Financial Partners, Inc.*	12,495	243,777
Preferred Bank, Los Angeles* (a)	4,374	58,437
PrivateBancorp, Inc.	21,624	319,170
Prosperity Bancshares, Inc.	16,955	712,619
Renasant Corp.	9,269	145,616

2012 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Republic Bancorp, Inc., Class A (a)	3,735	$83,104
S&T Bancorp, Inc.	10,473	193,436
Sandy Spring Bancorp, Inc.	8,847	159,246
SCBT Financial Corp.	5,522	194,650
Seacoast Banking Corp. of Florida*	27,766	41,927
Sierra Bancorp	4,676	46,292
Simmons First National Corp., Class A (a)	6,298	146,428
Southside Bancshares, Inc. (a)	6,470	145,446
Southwest Bancorp, Inc.*	7,202	67,771
State Bank Financial Corp.*	11,608	175,977
StellarOne Corp.	8,561	106,841
Sterling Bancorp	11,408	113,852
Sterling Financial Corp.*	9,624	181,797
Suffolk Bancorp*	3,683	47,769
Sun Bancorp, Inc.* (a)	14,972	40,424
Susquehanna Bancshares, Inc.	67,131	691,449
SY Bancorp, Inc.	4,577	109,619
Taylor Capital Group, Inc.* (a)	6,026	98,766
Texas Capital Bancshares, Inc.*	13,598	549,223
Tompkins Financial Corp.	3,428	129,167
TowneBank (a)	9,665	135,310
TriCo Bancshares	5,971	91,953
Trustmark Corp.	23,195	567,814
UMB Financial Corp. (a)	11,571	592,782
Umpqua Holdings Corp.	40,090	527,584
Union First Market Bankshares Corp.	7,534	108,866
United Bankshares, Inc. (a)	11,178	289,287
United Community Banks, Inc.*	14,743	126,348
Univest Corp. of Pennsylvania	6,244	103,213
Virginia Commerce Bancorp, Inc.*	9,942	83,811
Washington Banking Co. (a)	5,796	80,564
Washington Trust Bancorp, Inc.	5,372	130,969
Webster Financial Corp.	25,817	559,196
WesBanco, Inc.	8,566	182,113
West Bancorporation, Inc. (a)	6,120	58,201
West Coast Bancorp, Oregon*	6,554	128,786
Westamerica Bancorporation (a)	9,994	471,617
Western Alliance Bancorp*	25,145	235,357
Wilshire Bancorp, Inc.*	22,505	123,327
Wintrust Financial Corp.	13,026	462,423

		26,928,673

Commercial Services & Supplies 2.3%
A.T. Cross Co., Class A*	3,513	34,673
ABM Industries, Inc.	19,107	373,733
ACCO Brands Corp.*	40,277	416,464
Acorn Energy, Inc.	6,535	54,371
American Reprographics Co.*	13,186	66,326
Asset Acceptance Capital Corp.*	3,360	22,848
Asta Funding, Inc.	2,948	27,623
Brink’s Co. (The)	16,771	388,752
Casella Waste Systems, Inc., Class A*	9,505	55,604
CECO Environmental Corp.	2,728	21,551

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Cenveo, Inc.* (a)	19,147	$36,954
CompX International, Inc. (a)	613	7,724
Consolidated Graphics, Inc.*	2,834	82,328
Courier Corp.	3,824	50,668
Deluxe Corp.	18,131	452,187
Encore Capital Group, Inc.*	7,879	233,376
EnergySolutions, Inc.*	28,690	48,486
EnerNOC, Inc.* (a)	8,866	64,190
Ennis, Inc.	9,329	143,480
G&K Services, Inc., Class A	6,732	209,971
Geo Group, Inc. (The)*	21,834	496,068
Healthcare Services Group, Inc.	23,915	463,473
Heritage-Crystal Clean, Inc.* (a)	2,788	45,584
Herman Miller, Inc.	20,719	383,716
HNI Corp.	16,196	417,047
InnerWorkings, Inc.*	11,422	154,540
Interface, Inc.	20,849	284,172
Intersections, Inc.	3,307	52,416
Kimball International, Inc., Class B	11,846	91,214
Knoll, Inc. (a)	17,011	228,288
McGrath RentCorp	8,812	233,518
Metalico, Inc.*	14,736	32,419
Mine Safety Appliances Co.	9,813	394,875
Mobile Mini, Inc.*	13,577	195,509
Multi-Color Corp.	4,863	108,153
NL Industries, Inc. (a)	2,304	28,731
Portfolio Recovery Associates, Inc.*	6,116	558,146
Quad/Graphics, Inc. (a)	8,900	127,982
Schawk, Inc.	4,265	54,165
Standard Parking Corp.*	5,643	121,437
Steelcase, Inc., Class A	27,062	244,370
Swisher Hygiene, Inc.* (a)	39,748	100,562
Sykes Enterprises, Inc.*	13,843	220,934
Team, Inc.*	7,117	221,908
Tetra Tech, Inc.*	22,558	588,313
TMS International Corp., Class A*	4,714	46,999
TRC Cos., Inc.*	5,555	33,774
UniFirst Corp.	5,156	328,695
United Stationers, Inc.	14,430	388,888
US Ecology, Inc.	6,539	116,002
Viad Corp.	7,230	144,600

		9,697,807

Communications Equipment 2.2%
ADTRAN, Inc.	22,652	683,864
Ambient Corp.* (a)	1,183	6,471
Anaren, Inc.*	5,360	105,056
Arris Group, Inc.*	40,240	559,738
Aruba Networks, Inc. * (a)	39,756	598,328
Aviat Networks, Inc.*	22,031	61,687
Aware, Inc.	3,748	24,175
Bel Fuse, Inc., Class B	3,860	67,975
Black Box Corp.	6,252	179,432

12	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
CalAmp Corp.*	10,491	$76,899
Calix, Inc.* (a)	13,897	114,233
Ciena Corp.*	35,255	577,124
Comtech Telecommunications Corp.	6,793	194,144
Comverse Technology, Inc.*	77,894	453,343
Digi International, Inc.*	9,211	94,321
Emulex Corp.*	30,845	222,084
Extreme Networks*	33,754	116,114
Finisar Corp.* (a)	32,474	485,811
Globecomm Systems, Inc.*	8,266	83,817
Harmonic, Inc.*	41,818	178,145
Infinera Corp.* (a)	39,131	267,656
InterDigital, Inc. (a)	15,764	465,196
Ixia*	15,050	180,901
KVH Industries, Inc.*	5,370	67,125
Loral Space & Communications, Inc.	3,922	264,147
NETGEAR, Inc.*	13,505	466,057
Numerex Corp., Class A* (a)	3,746	34,838
Oclaro, Inc.* (a)	18,491	56,213
Oplink Communications, Inc.*	6,852	92,707
ParkerVision, Inc.* (a)	27,585	65,652
PC-Tel, Inc.	3,025	19,572
Plantronics, Inc.	15,123	505,108
Procera Networks, Inc.* (a)	6,913	168,055
ShoreTel, Inc.*	17,201	75,340
Sonus Networks, Inc.*	75,538	162,407
Sycamore Networks, Inc.*	7,309	106,127
Symmetricom, Inc.*	15,039	90,084
Tellabs, Inc.	130,331	434,002
Telular Corp.	6,129	56,632
TESSCO Technologies, Inc.	2,006	44,232
Ubiquiti Networks, Inc.* (a)	3,764	53,637
ViaSat, Inc.*	13,362	504,683
Westell Technologies, Inc., Class A*	17,827	42,428

		9,105,560

Computers & Peripherals 0.8%
3D Systems Corp.* (a)	15,408	526,029
Avid Technology, Inc.*	10,609	78,825
Cray, Inc.*	13,296	160,616
Datalink Corp.*	5,564	53,136
Electronics for Imaging, Inc.*	16,529	268,596
Imation Corp.*	11,104	65,625
Immersion Corp.*	10,081	56,756
Intermec, Inc.*	21,329	132,240
Intevac, Inc.*	8,357	62,845
OCZ Technology Group, Inc.* (a)	23,990	127,147
QLogic Corp.*	34,618	473,920
Quantum Corp.*	83,735	169,982
Silicon Graphics International Corp.* (a)	11,350	72,867
STEC, Inc.*	12,607	98,334
Stratasys, Inc.*	7,593	376,233

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
Super Micro Computer, Inc.*	10,409	$165,087
Synaptics, Inc.* (a)	11,989	343,245

		3,231,483

Construction & Engineering 0.7%
Aegion Corp.*	13,997	250,406
Argan, Inc.	3,677	51,404
Comfort Systems USA, Inc.	13,446	134,729
Dycom Industries, Inc.*	12,011	223,525
EMCOR Group, Inc.	23,746	660,614
Furmanite Corp.*	13,394	65,095
Granite Construction, Inc.	13,742	358,804
Great Lakes Dredge & Dock Corp.	21,272	151,457
Layne Christensen Co.*	7,097	146,837
MasTec, Inc.*	20,749	312,065
Michael Baker Corp.*	3,124	81,505
MYR Group, Inc.*	7,356	125,493
Northwest Pipe Co.*	3,405	82,605
Orion Marine Group, Inc.*	9,748	67,846
Pike Electric Corp.*	6,252	48,265
Primoris Services Corp.	10,776	129,312
Sterling Construction Co., Inc.*	5,936	60,666
Tutor Perini Corp.*	12,721	161,175

		3,111,803

Construction Materials 0.3%
Eagle Materials, Inc.	16,106	601,398
Headwaters, Inc.*	22,024	113,424
Texas Industries, Inc.	8,040	313,640
United States Lime & Minerals, Inc.*	672	31,362

		1,059,824

Consumer Finance 0.6%
Cash America International, Inc.	10,490	461,979
Credit Acceptance Corp.*	2,869	242,230
DFC Global Corp.*	15,751	290,291
EZCORP, Inc., Class A*	17,133	401,940
First Cash Financial Services, Inc.*	10,239	411,301
First Marblehead Corp. (The)* (a)	21,612	25,286
Green Dot Corp., Class A* (a)	8,541	188,927
Nelnet, Inc., Class A	8,670	199,410
Netspend Holdings, Inc.* (a)	11,201	102,937
Nicholas Financial, Inc.	3,829	49,088
Regional Management Corp.*	1,875	30,844
World Acceptance Corp.* (a)	3,955	260,239

		2,664,472

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,532	66,719
Boise, Inc.	35,813	235,650
Graphic Packaging Holding Co.*	59,588	327,734

2012 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging (continued)
Myers Industries, Inc.	12,022	$206,297
UFP Technologies, Inc.* (a)	1,666	28,155

		864,555

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,117	198,192
Pool Corp.	16,905	683,976
VOXX International Corp.*	6,639	61,876
Weyco Group, Inc. (a)	2,451	56,814

		1,000,858

Diversified Consumer Services 1.3%
American Public Education, Inc.* (a)	6,405	204,960
Ascent Capital Group, Inc., Class A*	5,083	263,045
Bridgepoint Education, Inc.* (a)	6,177	134,659
Capella Education Co.*	4,775	165,979
Career Education Corp.*	18,267	122,206
Carriage Services, Inc. (a)	2,914	24,245
Coinstar, Inc.* (a)	11,134	764,460
Collectors Universe (a)	2,021	29,668
Corinthian Colleges, Inc.* (a)	28,001	80,923
Education Management Corp.* (a)	9,390	65,261
Grand Canyon Education, Inc.*	14,274	298,898
Hillenbrand, Inc.	19,579	359,862
K12, Inc.* (a)	9,486	221,024
Lincoln Educational Services Corp.	8,118	52,767
Mac-Gray Corp.	4,326	60,953
Matthews International Corp., Class A	10,058	326,784
National American University Holdings, Inc.	3,621	15,570
Regis Corp.	20,480	367,821
Sotheby’s	24,066	802,842
Steiner Leisure Ltd.*	5,428	251,914
Stewart Enterprises, Inc., Class A (a)	26,623	190,088
Strayer Education, Inc. (a)	4,212	459,192
Universal Technical Institute, Inc.	7,622	102,973

		5,366,094

Diversified Financial Services 0.3%
California First National Bancorp (a)	1,106	17,353
FX Alliance, Inc.* (a)	2,140	33,619
Gain Capital Holdings, Inc.	5,708	28,483
MarketAxess Holdings, Inc.	13,023	346,933
Marlin Business Services Corp.	3,016	49,432
MicroFinancial, Inc.	2,744	22,227
NewStar Financial, Inc.* (a)	9,575	124,092
PHH Corp.* (a)	20,183	352,799
PICO Holdings, Inc.*	8,142	182,462
Resource America, Inc., Class A	2,266	14,457

		1,171,857

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.7%
8x8, Inc.*	25,488	$107,050
AboveNet, Inc.*	8,377	703,668
Atlantic Tele-Network, Inc.	3,239	109,251
Cbeyond, Inc.*	9,668	65,452
Cincinnati Bell, Inc.*	70,405	261,907
Cogent Communications Group, Inc.*	16,756	322,553
Consolidated Communications Holdings, Inc.	10,745	159,026
FairPoint Communications, Inc.* (a)	7,460	45,879
General Communication, Inc., Class A*	13,238	110,008
Hawaiian Telcom Holdco, Inc.* (a)	3,324	64,851
HickoryTech Corp.	5,114	56,816
IDT Corp., Class B	5,512	54,073
inContact, Inc.* (a)	11,656	58,397
Iridium Communications, Inc.* (a)	17,804	159,524
Lumos Networks Corp.	5,541	52,362
magicJack VocalTec Ltd.* (a)	5,421	102,999
Neutral Tandem, Inc.*	10,006	131,879
ORBCOMM, Inc.*	13,089	42,670
Premiere Global Services, Inc.*	17,912	150,282
Primus Telecommunications Group, Inc. (a)	3,704	57,671
SureWest Communications	5,227	110,133
Towerstream Corp.* (a)	17,153	71,185
Vonage Holdings Corp.*	48,811	98,110

		3,095,746

Electric Utilities 1.5%
ALLETE, Inc.	13,542	566,056
Cleco Corp.	21,664	906,205
El Paso Electric Co.	14,229	471,834
Empire District Electric Co. (The)	15,076	318,104
IDACORP, Inc.	17,800	749,024
MGE Energy, Inc.	8,274	391,360
Otter Tail Corp. (a)	12,896	294,932
PNM Resources, Inc.	28,419	555,307
Portland General Electric Co.	26,797	714,408
UIL Holdings Corp.	18,004	645,623
Unitil Corp.	5,021	133,056
UNS Energy Corp.	14,301	549,301

		6,295,210

Electrical Equipment 1.1%
A123 Systems, Inc.* (a)	38,181	48,108
Acuity Brands, Inc.	15,063	766,857
American Superconductor Corp.*	14,009	65,842
AZZ, Inc.	4,514	276,528
Belden, Inc.	16,198	540,203
Brady Corp., Class A	17,382	478,179
Capstone Turbine Corp.* (a)	106,812	107,880
Coleman Cable, Inc.	3,226	28,034
Encore Wire Corp.	6,710	179,694
EnerSys*	17,056	598,154

14	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Enphase Energy, Inc.* (a)	2,894	$18,001
Franklin Electric Co., Inc.	8,358	427,344
FuelCell Energy, Inc.* (a)	54,461	55,006
Generac Holdings, Inc.*	8,849	212,907
Global Power Equipment Group, Inc. (a)	6,136	134,010
II-VI, Inc.*	18,697	311,679
LSI Industries, Inc.	7,191	51,200
Powell Industries, Inc.*	3,221	120,337
Preformed Line Products Co.	861	49,860
Thermon Group Holdings, Inc.* (a)	5,359	110,985
Vicor Corp.	7,012	48,663

		4,629,471

Electronic Equipment, Instruments & Components 2.3%
Aeroflex Holding Corp.*	6,969	42,162
Agilysys, Inc.*	5,435	47,121
Anixter International, Inc.	10,027	531,932
Audience, Inc.*	2,195	42,320
Badger Meter, Inc. (a)	5,178	194,434
Benchmark Electronics, Inc.*	20,523	286,296
Brightpoint, Inc.*	24,641	133,308
Checkpoint Systems, Inc.*	14,363	125,102
Cognex Corp.	15,265	483,137
Coherent, Inc.*	8,428	364,932
CTS Corp.	12,245	115,348
Daktronics, Inc.	12,803	88,469
DTS, Inc.*	5,879	153,324
Echelon Corp.*	13,558	47,182
Electro Rent Corp.	6,720	109,066
Electro Scientific Industries, Inc.	8,193	96,841
Fabrinet* (a)	7,879	98,881
FARO Technologies, Inc.*	6,043	254,289
FEI Co.*	13,511	646,366
GSI Group, Inc.*	10,476	120,055
Insight Enterprises, Inc.*	15,830	266,419
InvenSense, Inc.* (a)	12,981	146,685
KEMET Corp.*	16,053	96,479
Key Tronic Corp.*	3,877	31,947
LeCroy Corp.*	6,062	86,444
Littelfuse, Inc.	7,723	439,362
Maxwell Technologies, Inc.* (a)	10,408	68,277
Measurement Specialties, Inc.*	5,410	175,879
Mercury Computer Systems, Inc.*	11,059	142,993
Mesa Laboratories, Inc. (a)	757	35,193
Methode Electronics, Inc.	13,277	112,987
Microvision, Inc.*	2	3
MTS Systems Corp.	5,738	221,200
Multi-Fineline Electronix, Inc.*	3,175	78,232
Neonode, Inc.* (a)	8,175	50,276
NeoPhotonics Corp.* (a)	7,009	34,624
Newport Corp.*	13,640	163,953
OSI Systems, Inc.*	7,089	449,017
Park Electrochemical Corp.	7,418	191,978

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	3,341	$35,481
Plexus Corp.* (a)	12,458	351,316
Power-One, Inc.*	23,968	108,335
Radisys Corp.*	8,250	51,810
RealD, Inc.* (a)	15,606	233,466
Richardson Electronics Ltd.	5,037	62,106
Rofin-Sinar Technologies, Inc.*	10,154	192,215
Rogers Corp.*	5,791	229,382
Sanmina-SCI Corp.*	29,121	238,501
ScanSource, Inc.*	9,818	300,824
SYNNEX Corp.*	9,379	323,482
TTM Technologies, Inc.*	18,922	178,056
Universal Display Corp.* (a)	14,144	508,335
Viasystems Group, Inc.*	1,441	24,497
Vishay Precision Group, Inc.*	4,483	62,538
Zygo Corp.*	5,900	105,374

		9,778,231

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.* (a)	10,942	112,921
Bolt Technology Corp.	3,148	47,252
Bristow Group, Inc.	12,711	516,956
C&J Energy Services, Inc.* (a)	15,840	293,040
Cal Dive International, Inc.*	34,187	99,142
Dawson Geophysical Co.*	2,848	67,839
Dril-Quip, Inc.*	14,281	936,691
Exterran Holdings, Inc.*	23,063	294,053
Forbes Energy Services Ltd.* (a)	4,249	19,970
Forum Energy Technologies, Inc.*	7,876	155,079
Global Geophysical Services, Inc.* (a)	6,934	42,436
Gulf Island Fabrication, Inc.	5,159	145,535
GulfMark Offshore, Inc., Class A*	9,539	324,708
Heckmann Corp.* (a)	47,487	160,506
Helix Energy Solutions Group, Inc.*	37,584	616,754
Hercules Offshore, Inc.*	56,430	199,762
Hornbeck Offshore Services, Inc.*	12,560	487,077
ION Geophysical Corp.*	46,979	309,592
Key Energy Services, Inc.*	53,645	407,702
Lufkin Industries, Inc. (a)	11,949	649,070
Matrix Service Co.*	9,208	104,511
Mitcham Industries, Inc.*	4,576	77,655
Natural Gas Services Group, Inc.*	4,432	65,682
Newpark Resources, Inc.*	31,977	188,664
OYO Geospace Corp.*	2,277	204,907
Parker Drilling Co.*	41,896	188,951
PHI, Inc., Non-Voting Shares*	4,706	130,874
Pioneer Drilling Co.*	22,014	175,452
RigNet, Inc.*	4,523	78,655
Tesco Corp.*	10,810	129,720
TETRA Technologies, Inc.*	27,546	196,403
TGC Industries, Inc.*	5,333	51,783
Union Drilling, Inc.* (a)	5,094	22,821

2012 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Vantage Drilling Co.*	68,903	$103,355
Willbros Group, Inc.*	13,940	90,052

		7,695,570

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	6,636	283,092
Arden Group, Inc., Class A	412	35,930
Casey’s General Stores, Inc.	13,557	799,727
Chefs’ Warehouse Inc. (The)* (a)	3,958	71,442
Harris Teeter Supermarkets, Inc.	15,553	637,517
Ingles Markets, Inc., Class A	4,591	73,594
Nash Finch Co.	4,372	93,911
Pantry, Inc. (The)*	8,367	122,995
PriceSmart, Inc.	6,482	437,600
Rite Aid Corp.*	235,175	329,245
Roundy’s, Inc. (a)	7,163	73,134
Spartan Stores, Inc.	7,778	141,015
SUPERVALU, Inc.	75,314	390,126
Susser Holdings Corp.*	4,068	151,208
United Natural Foods, Inc.*	17,389	953,961
Village Super Market, Inc., Class A	3,039	99,011
Weis Markets, Inc.	3,881	172,782

		4,866,290

Food Products 1.6%
Alico, Inc.	1,327	40,527
Annie’s, Inc.* (a)	1,789	74,888
B&G Foods, Inc.	17,266	459,276
Calavo Growers, Inc.	4,322	110,557
Cal-Maine Foods, Inc.	5,184	202,694
Chiquita Brands International, Inc.* (a)	16,389	81,945
Darling International, Inc.*	41,829	689,760
Diamond Foods, Inc. (a)	7,807	139,277
Dole Food Co., Inc.* (a)	12,780	112,208
Farmer Bros. Co.*	2,617	20,831
Fresh Del Monte Produce, Inc.	13,537	317,713
Griffin Land & Nurseries, Inc.	1,074	30,061
Hain Celestial Group, Inc. (The)*	13,127	722,510
Inventure Foods, Inc.*	4,953	31,204
J&J Snack Foods Corp.	5,285	312,344
John B. Sanfilippo & Son, Inc.*	2,983	53,247
Lancaster Colony Corp.	6,561	467,209
Lifeway Foods, Inc. (a)	1,804	18,707
Limoneira Co. (a)	3,061	49,649
Omega Protein Corp.*	7,028	51,726
Pilgrim’s Pride Corp.*	21,614	154,540
Post Holdings, Inc.*	9,857	303,103
Sanderson Farms, Inc.	8,199	375,678
Seneca Foods Corp., Class A*	3,279	88,205
Smart Balance, Inc.*	21,141	198,514
Snyders-Lance, Inc.	15,747	397,297
Tootsie Roll Industries, Inc. (a)	8,372	199,756
TreeHouse Foods, Inc.*	12,785	796,378

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Westway Group, Inc.* (a)	1,259	$7,541

		6,507,345

Gas Utilities 1.1%
Chesapeake Utilities Corp.	3,483	152,277
Delta Natural Gas Co., Inc. (a)	932	20,252
Laclede Group, Inc. (The)	8,049	320,431
New Jersey Resources Corp.	14,744	642,986
Northwest Natural Gas Co.	9,526	453,437
Piedmont Natural Gas Co., Inc.	25,450	819,235
South Jersey Industries, Inc.	10,790	549,966
Southwest Gas Corp.	16,404	716,035
WGL Holdings, Inc.	18,293	727,147

		4,401,766

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	7,735	286,195
ABIOMED, Inc.* (a)	11,936	272,380
Accuray, Inc.* (a)	25,420	173,873
Align Technology, Inc.*	25,576	855,773
Alphatec Holdings, Inc.*	19,732	36,307
Analogic Corp.	4,383	271,746
AngioDynamics, Inc.*	8,750	105,088
Anika Therapeutics, Inc.*	4,239	57,608
Antares Pharma, Inc.* (a)	32,794	119,370
ArthroCare Corp.*	9,855	288,554
AtriCure, Inc.*	5,288	50,818
Atrion Corp.	570	116,839
Cantel Medical Corp.	7,580	206,555
Cardiovascular Systems, Inc.* (a)	5,969	58,437
Cerus Corp.*	19,745	65,553
Conceptus, Inc.*	11,210	222,182
CONMED Corp.	10,065	278,499
CryoLife, Inc.*	9,936	51,965
Cyberonics, Inc.*	9,820	441,311
Cynosure, Inc., Class A*	3,498	73,983
Derma Sciences, Inc.* (a)	2,691	25,618
DexCom, Inc.*	24,446	316,820
Endologix, Inc.*	19,825	306,098
EnteroMedics, Inc.* (a)	9,366	32,313
Exactech, Inc.*	3,113	52,205
Greatbatch, Inc.*	8,388	190,491
Haemonetics Corp.*	8,999	666,916
Hansen Medical, Inc.* (a)	19,811	44,971
HeartWare International, Inc.* (a)	5,053	448,706
ICU Medical, Inc.*	4,463	238,235
Insulet Corp.*	17,052	364,401
Integra LifeSciences Holdings Corp.*	6,915	257,100
Invacare Corp.	11,319	174,652
IRIS International, Inc.*	5,755	65,031
MAKO Surgical Corp.* (a)	12,870	329,601
Masimo Corp.*	17,723	396,641
Meridian Bioscience, Inc. (a)	14,648	299,698

16	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.*	14,955	$206,529
Natus Medical, Inc.*	10,490	121,894
Navidea Biopharmaceuticals, Inc.* (a)	34,749	129,266
Neogen Corp.*	8,373	386,833
NuVasive, Inc.*	15,364	389,631
NxStage Medical, Inc.*	17,549	294,121
OraSure Technologies, Inc.*	17,184	193,148
Orthofix International NV*	6,677	275,426
Palomar Medical Technologies, Inc.*	6,968	59,228
PhotoMedex, Inc.*	4,733	57,506
Quidel Corp.* (a)	10,084	158,117
Rochester Medical Corp.* (a)	2,329	25,060
Rockwell Medical, Inc.* (a)	7,469	69,536
RTI Biologics, Inc.*	20,183	75,888
Solta Medical, Inc.* (a)	22,209	65,072
Spectranetics Corp.*	12,355	141,094
Staar Surgical Co.*	13,134	102,051
STERIS Corp.	20,502	643,148
SurModics, Inc.*	5,494	95,046
Symmetry Medical, Inc.*	13,073	112,166
Tornier NV*	5,398	121,023
Unilife Corp.* (a)	26,536	89,692
Utah Medical Products, Inc.	871	29,205
Vascular Solutions, Inc.*	5,950	74,732
Volcano Corp.*	18,974	543,605
West Pharmaceutical Services, Inc.	12,032	607,496
Wright Medical Group, Inc.*	14,010	299,114
Young Innovations, Inc.	2,015	69,497
ZELTIQ Aesthetics, Inc.* (a)	6,167	34,535

		13,712,192

Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.* (a)	8,228	144,319
Accretive Health, Inc.* (a)	20,026	219,485
Air Methods Corp.*	4,586	450,574
Almost Family, Inc.*	2,961	66,149
Amedisys, Inc.* (a)	10,710	133,339
AMN Healthcare Services, Inc.*	14,599	86,572
Amsurg Corp.*	11,270	337,875
Assisted Living Concepts, Inc., Class A	6,942	98,715
Bio-Reference Labs, Inc.*	8,761	230,239
BioScrip, Inc.*	15,816	117,513
Capital Senior Living Corp.*	10,133	107,410
Centene Corp.*	18,318	552,471
Chemed Corp. (a)	6,818	412,080
Chindex International, Inc.*	4,186	41,023
CorVel Corp.*	2,237	109,613
Cross Country Healthcare, Inc.*	9,866	43,114
Emeritus Corp.*	10,972	184,659
Ensign Group, Inc. (The)	6,224	175,952
ExamWorks Group, Inc.* (a)	10,400	137,592
Five Star Quality Care, Inc.*	14,553	44,678
Gentiva Health Services, Inc.*	10,871	75,336

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Hanger, Inc.*	12,150	$311,526
HealthSouth Corp.*	33,996	790,747
Healthways, Inc.*	11,910	95,042
HMS Holdings Corp.*	30,608	1,019,552
IntegraMed America, Inc.*	3,205	44,389
IPC The Hospitalist Co., Inc.*	5,905	267,615
Kindred Healthcare, Inc.*	18,770	184,509
Landauer, Inc.	3,378	193,661
LHC Group, Inc.*	5,686	96,435
Magellan Health Services, Inc.*	9,692	439,338
Metropolitan Health Networks, Inc.*	15,914	152,297
MModal, Inc.* (a)	14,118	183,252
Molina Healthcare, Inc.*	10,647	249,779
MWI Veterinary Supply, Inc.*	4,526	465,137
National HealthCare Corp. (a)	3,754	169,793
National Research Corp. (a)	932	48,790
Owens & Minor, Inc. (a)	22,547	690,615
PDI, Inc.*	3,470	28,593
PharMerica Corp.*	10,529	114,977
Providence Service Corp. (The)*	4,767	65,356
PSS World Medical, Inc.*	17,922	376,183
Select Medical Holdings Corp.*	12,458	125,950
Skilled Healthcare Group, Inc., Class A*	6,907	43,376
Sun Healthcare Group, Inc.* (a)	9,169	76,744
Sunrise Senior Living, Inc.* (a)	20,798	151,617
Team Health Holdings, Inc.*	10,134	244,128
Triple-S Management Corp., Class B*	6,930	126,680
U.S. Physical Therapy, Inc.	4,239	107,798
Universal American Corp.*	13,405	141,155
Vanguard Health Systems, Inc.*	11,352	100,919
WellCare Health Plans, Inc.*	15,329	812,437

		11,687,098

Health Care Technology 0.7%
athenahealth, Inc.* (a)	12,768	1,010,843
Computer Programs & Systems, Inc.	3,946	225,790
Epocrates, Inc.*	6,530	52,371
Greenway Medical Technologies, Inc.* (a)	2,861	46,663
HealthStream, Inc.*	7,038	182,988
MedAssets, Inc.*	20,767	279,316
Medidata Solutions, Inc.*	7,950	259,727
Mediware Information Systems*	969	14,147
Merge Healthcare, Inc.* (a)	21,149	60,486
Omnicell, Inc.*	11,963	175,138
Quality Systems, Inc.	14,057	386,708
Vocera Communications, Inc.*	2,412	64,617

		2,758,794

Hotels, Restaurants & Leisure 3.2%
AFC Enterprises, Inc.*	8,694	201,179
Ameristar Casinos, Inc.	11,764	209,046
Benihana, Inc.	3,825	61,621
Biglari Holdings, Inc.*	432	166,921

2012 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants, Inc.*	8,711	$331,018
Bluegreen Corp.*	5,110	25,346
Bob Evans Farms, Inc.	10,371	416,914
Boyd Gaming Corp.* (a)	19,764	142,301
Bravo Brio Restaurant Group, Inc.*	6,951	123,936
Buffalo Wild Wings, Inc.*	6,603	572,084
Caesars Entertainment Corp.* (a)	13,173	150,172
Caribou Coffee Co., Inc.* (a)	7,510	96,954
Carrols Restaurant Group, Inc.*	5,781	34,339
CEC Entertainment, Inc.	6,488	235,969
Cheesecake Factory, Inc. (The)*	19,174	612,801
Churchill Downs, Inc.	4,646	273,138
Cracker Barrel Old Country Store, Inc.	6,844	429,803
Denny’s Corp.*	34,373	152,616
DineEquity, Inc.*	5,453	243,422
Domino’s Pizza, Inc.	20,607	636,962
Einstein Noah Restaurant Group, Inc.	2,249	39,492
Fiesta Restaurant Group, Inc.*	5,806	76,813
Frisch’s Restaurants, Inc.	741	21,000
Gaylord Entertainment Co.*	11,045	425,895
Ignite Restaurant Group, Inc.*	2,402	43,500
International Speedway Corp., Class A	9,798	256,512
Interval Leisure Group, Inc.	13,847	263,232
Isle of Capri Casinos, Inc.*	7,567	46,688
Jack in the Box, Inc.*	15,703	437,800
Jamba, Inc.*	24,101	47,238
Krispy Kreme Doughnuts, Inc.*	21,150	135,149
Life Time Fitness, Inc.*	15,244	708,998
Luby’s, Inc.*	7,255	48,609
Marcus Corp.	7,063	97,187
Marriott Vacations Worldwide Corp.*	9,462	293,133
Monarch Casino & Resort, Inc.*	3,229	29,513
Morgans Hotel Group Co.*	7,977	37,492
MTR Gaming Group, Inc.*	8,303	39,439
Multimedia Games Holding Co., Inc.*	9,848	137,872
Nathan’s Famous, Inc.* (a)	1,027	30,297
Orient-Express Hotels Ltd., Class A*	34,368	287,660
P.F. Chang’s China Bistro, Inc. (a)	7,560	389,113
Papa John’s International, Inc.*	6,391	304,020
Peet’s Coffee & Tea, Inc.* (a)	4,728	283,869
Pinnacle Entertainment, Inc.*	22,233	213,882
Premier Exhibitions, Inc.*	9,352	25,250
Red Lion Hotels Corp.*	5,115	44,245
Red Robin Gourmet Burgers, Inc.*	5,224	159,384
Ruby Tuesday, Inc.*	22,704	154,614
Ruth’s Hospitality Group, Inc.*	12,656	83,530
Scientific Games Corp., Class A*	20,211	172,804
Shuffle Master, Inc.*	19,598	270,452
Six Flags Entertainment Corp.	14,145	766,376
Sonic Corp.*	21,537	215,801
Speedway Motorsports, Inc.	4,160	70,346
Texas Roadhouse, Inc.	22,172	408,630
Town Sports International Holdings, Inc.*	8,377	111,330

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. (a)	12,784	$640,223
WMS Industries, Inc.*	19,519	389,404

		13,323,334

Household Durables 1.0%
American Greetings Corp., Class A (a)	12,487	182,560
Bassett Furniture Industries, Inc.	3,791	39,085
Beazer Homes USA, Inc.* (a)	36,205	117,666
Blyth, Inc. (a)	3,709	128,183
Cavco Industries, Inc.*	2,487	127,533
CSS Industries, Inc.	3,500	71,925
Ethan Allen Interiors, Inc.	8,613	171,657
Flexsteel Industries, Inc.	1,737	34,358
Helen of Troy Ltd.*	11,263	381,703
Hooker Furniture Corp. (a)	3,656	43,104
Hovnanian Enterprises, Inc., Class A* (a)	35,649	103,382
iRobot Corp.* (a)	9,778	216,583
KB Home (a)	27,441	268,922
La-Z-Boy, Inc.*	18,500	227,365
Libbey, Inc.*	7,350	112,969
Lifetime Brands, Inc.	3,553	44,306
M.D.C. Holdings, Inc. (a)	13,610	444,639
M/I Homes, Inc.*	6,799	117,759
Meritage Homes Corp.*	10,098	342,726
Ryland Group, Inc. (The)	15,891	406,492
Sealy Corp.* (a)	18,160	33,596
Skullcandy, Inc.* (a)	5,804	82,127
Standard Pacific Corp.* (a)	38,758	239,912
Universal Electronics, Inc.*	5,344	70,380
Zagg, Inc.* (a)	9,135	99,663

		4,108,595

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,784	150,108
Harbinger Group, Inc.* (a)	12,928	100,709
Oil-Dri Corp. of America	1,858	40,690
Orchids Paper Products Co. (a)	2,163	38,242
Spectrum Brands Holdings, Inc.*	8,152	265,511
WD-40 Co.	5,652	281,526

		876,786

Independent Power Producers & Energy Traders 0.3%
American DG Energy, Inc.*	3,403	7,725
Atlantic Power Corp. (a)	40,393	517,434
Genie Energy Ltd., Class B	5,555	43,162
GenOn Energy, Inc.*	274,765	469,848
Ormat Technologies, Inc. (a)	6,353	135,891

		1,174,060

Industrial Conglomerates 0.2%
Raven Industries, Inc.	6,470	450,247
Seaboard Corp.*	108	230,362

18	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates (continued)
Standex International Corp.	4,528	$192,757

		873,366

Information Technology Services 1.9%
Acxiom Corp.*	27,332	412,987
CACI International, Inc., Class A*	9,451	519,994
Cardtronics, Inc.*	15,776	476,593
Cass Information Systems, Inc.	3,335	134,234
CIBER, Inc.*	26,059	112,314
Computer Task Group, Inc.*	5,552	83,225
Convergys Corp.	41,468	612,482
CSG Systems International, Inc.*	12,080	208,742
EPAM Systems, Inc.*	1,754	29,800
Euronet Worldwide, Inc.*	18,093	309,752
ExlService Holdings, Inc.*	8,327	205,177
Forrester Research, Inc.	5,015	169,808
Global Cash Access Holdings, Inc.*	14,888	107,343
Hackett Group, Inc. (The)*	8,978	50,008
Heartland Payment Systems, Inc.	13,831	416,037
Higher One Holdings, Inc.* (a)	11,440	139,797
iGATE Corp.*	11,489	195,543
Lionbridge Technologies, Inc.*	20,414	64,304
ManTech International Corp., Class A	8,175	191,867
MAXIMUS, Inc.	12,082	625,244
ModusLink Global Solutions, Inc.*	14,705	43,968
MoneyGram International, Inc.*	7,677	112,084
PRGX Global, Inc.* (a)	7,595	60,380
Sapient Corp.	43,834	441,408
ServiceSource International, Inc.* (a)	17,684	244,923
Syntel, Inc.	5,491	333,304
TeleTech Holdings, Inc.*	8,146	130,336
TNS, Inc.*	8,763	157,208
Unisys Corp.* (a)	15,554	304,081
Virtusa Corp.*	6,652	88,804
Wright Express Corp.*	13,821	853,032

		7,834,779

Insurance 2.4%
Alterra Capital Holdings Ltd.	30,476	711,615
American Equity Investment Life Holding Co.	21,339	234,942
American Safety Insurance Holdings Ltd.*	3,303	61,931
AMERISAFE, Inc.*	6,510	168,934
Amtrust Financial Services, Inc. (a)	8,701	258,507
Argo Group International Holdings Ltd.	9,201	269,313
Baldwin & Lyons, Inc., Class B	3,345	77,738
Citizens, Inc.*	13,990	136,402
CNO Financial Group, Inc.	75,476	588,713
Crawford & Co., Class B (a)	9,829	40,201
Donegal Group, Inc., Class A	2,930	38,910
Eastern Insurance Holdings, Inc.	1,614	27,438
eHealth, Inc.*	7,155	115,267

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
EMC Insurance Group, Inc.	1,704	$34,421
Employers Holdings, Inc.	11,084	199,955
Enstar Group Ltd.*	2,995	296,325
FBL Financial Group, Inc., Class A	3,631	101,704
First American Financial Corp.	37,782	640,783
Flagstone Reinsurance Holdings SA (a)	19,218	153,936
Fortegra Financial Corp.*	2,665	21,320
Global Indemnity PLC* (a)	4,155	84,139
Greenlight Capital Re Ltd., Class A*	10,018	254,658
Hallmark Financial Services*	5,264	41,059
Hilltop Holdings, Inc.*	14,252	146,938
Homeowners Choice, Inc.	2,726	47,978
Horace Mann Educators Corp.	14,129	246,975
Independence Holding Co. (a)	3,060	30,141
Infinity Property & Casualty Corp.	4,223	243,540
Investors Title Co. (a)	243	13,834
Kansas City Life Insurance Co. (a)	1,534	53,981
Maiden Holdings Ltd.	17,999	156,231
Meadowbrook Insurance Group, Inc.	18,032	158,501
Montpelier Re Holdings Ltd.	17,817	379,324
National Financial Partners Corp.*	14,479	194,019
National Interstate Corp.	2,290	60,891
National Western Life Insurance Co., Class A	785	111,407
Navigators Group, Inc. (The)*	3,564	178,378
OneBeacon Insurance Group Ltd., Class A	8,176	106,452
Phoenix Cos., Inc. (The)* (a)	41,693	77,132
Platinum Underwriters Holdings Ltd.	12,380	471,678
Presidential Life Corp.	7,838	77,048
Primerica, Inc.	16,742	447,514
RLI Corp.	7,538	514,092
Safety Insurance Group, Inc.	4,520	183,693
SeaBright Holdings, Inc.	7,175	63,786
Selective Insurance Group, Inc.	19,511	339,686
State Auto Financial Corp.	5,312	74,634
Stewart Information Services Corp. (a)	6,630	101,770
Symetra Financial Corp.	27,509	347,164
Tower Group, Inc.	12,368	258,120
United Fire Group, Inc.	7,214	153,875
Universal Insurance Holdings, Inc. (a)	6,690	22,813

		9,819,806

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	9,691	33,822
Blue Nile, Inc.* (a)	4,897	145,490
CafePress, Inc.* (a)	1,635	24,329
Geeknet, Inc.*	1,626	32,227
HSN, Inc.	13,514	545,290
Nutrisystem, Inc. (a)	10,019	115,820
Orbitz Worldwide, Inc.*	8,627	31,488
Overstock.com, Inc.* (a)	4,190	28,953
PetMed Express, Inc. (a)	7,233	87,953
Shutterfly, Inc.* (a)	12,729	390,653

2012 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail (continued)
US Auto Parts Network, Inc.*	5,579	$23,320

		1,459,345

Internet Software & Services 2.6%
Active Network, Inc. (The)*	13,815	212,613
Ancestry.com, Inc.* (a)	10,310	283,834
Angie’s List, Inc.* (a)	12,731	201,659
Bankrate, Inc.* (a)	16,491	303,269
Bazaarvoice, Inc.*	3,442	62,644
Blucora, Inc.*	14,409	177,519
Brightcove, Inc.* (a)	2,161	32,955
Carbonite, Inc.* (a)	4,138	36,994
comScore, Inc.*	12,629	207,873
Constant Contact, Inc.* (a)	10,838	193,783
Cornerstone OnDemand, Inc.* (a)	12,070	287,387
CoStar Group, Inc.*	9,464	768,477
DealerTrack Holdings, Inc.*	15,117	455,173
Demand Media, Inc.* (a)	10,653	119,314
Demandware, Inc.*	2,359	55,885
Dice Holdings, Inc.* (a)	16,235	152,447
Digital River, Inc.*	13,108	217,855
EarthLink, Inc.	38,147	283,814
EasyLink Services International Corp., Class A*	11,473	83,065
Envestnet, Inc.*	7,574	90,888
ExactTarget, Inc.* (a)	3,512	76,772
Internap Network Services Corp.*	18,983	123,579
IntraLinks Holdings, Inc.*	12,954	56,739
iPass, Inc.* (a)	14,300	34,034
j2 Global, Inc. (a)	16,485	435,534
Keynote Systems, Inc.	5,606	83,249
KIT Digital, Inc.* (a)	17,135	73,509
Limelight Networks, Inc.*	21,609	63,314
Liquidity Services, Inc.*	8,406	430,303
LivePerson, Inc.*	19,699	375,463
LogMeIn, Inc.*	7,864	240,009
Marchex, Inc., Class B (a)	8,181	29,533
Market Leader, Inc.*	8,349	42,413
MeetMe, Inc.* (a)	6,805	15,992
Millennial Media, Inc.* (a)	4,108	54,185
Monster Worldwide, Inc.*	43,035	365,797
Move, Inc.*	14,150	128,907
NIC, Inc.	23,142	293,903
OpenTable, Inc.* (a)	8,028	361,340
Perficient, Inc.*	11,513	129,291
QuinStreet, Inc.* (a)	11,671	108,073
RealNetworks, Inc.	8,032	69,396
Responsys, Inc.*	12,766	154,724
Saba Software, Inc.*	10,770	99,946
SciQuest, Inc.*	6,437	115,609
Spark Networks, Inc.*	2,525	13,029
SPS Commerce, Inc.*	3,862	117,328
Stamps.com, Inc.*	5,126	126,458

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Support.com, Inc.*	17,524	$55,902
Synacor, Inc.*	2,456	33,647
TechTarget, Inc.*	5,708	28,768
Travelzoo, Inc.* (a)	2,542	57,754
United Online, Inc.	32,399	136,724
Unwired Planet, Inc.*	29,742	68,407
ValueClick, Inc.*	28,745	471,131
VistaPrint NV* (a)	13,157	424,971
Vocus, Inc.*	7,355	136,803
Web.com Group, Inc.*	12,575	230,374
WebMD Health Corp.*	18,022	369,631
XO Group, Inc.*	9,428	83,626
Yelp, Inc.*	3,034	68,963
Zix Corp.* (a)	22,037	57,296

		10,669,874

IT Services 0.0%†
Innodata, Inc.* (a)	7,269	49,720
Mattersight Corp.* (a)	2,360	18,833

		68,553

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	4,539	165,946
Black Diamond, Inc.*	7,602	71,839
Brunswick Corp.	31,789	706,352
Callaway Golf Co.	23,208	137,159
JAKKS Pacific, Inc.	9,298	148,861
Johnson Outdoors, Inc., Class A*	2,136	44,002
LeapFrog Enterprises, Inc.*	18,055	185,244
Marine Products Corp.	3,757	22,842
Smith & Wesson Holding Corp.*	23,245	193,166
Steinway Musical Instruments, Inc.*	2,478	60,711
Sturm Ruger & Co., Inc. (a)	6,828	274,144

		2,010,266

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	25,080	117,625
BG Medicine, Inc.* (a)	3,956	27,613
Cambrex Corp.*	10,657	100,282
eResearchTechnology, Inc.*	17,670	141,183
Fluidigm Corp.*	7,385	111,071
Furiex Pharmaceuticals, Inc.*	2,681	56,167
Harvard Bioscience, Inc.*	9,075	34,213
Luminex Corp.*	14,812	362,746
MEDTOX Scientific, Inc.*	2,703	72,873
Pacific Biosciences of California, Inc.* (a)	13,156	28,549
PAREXEL International Corp.*	21,323	601,948
Sequenom, Inc.* (a)	40,822	165,737

		1,820,007

Machinery 3.1%
Accuride Corp.*	16,794	100,764
Actuant Corp., Class A	24,274	659,282

20	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Alamo Group, Inc.	2,493	$78,205
Albany International Corp., Class A	9,826	183,845
Altra Holdings, Inc.	9,607	151,599
American Railcar Industries, Inc.*	3,384	91,706
Ampco-Pittsburgh Corp.	3,092	56,676
Astec Industries, Inc.*	7,123	218,534
Barnes Group, Inc.	19,300	468,797
Blount International, Inc.*	17,443	255,540
Briggs & Stratton Corp. (a)	17,274	302,122
Cascade Corp.	3,288	154,700
Chart Industries, Inc.*	10,653	732,500
CIRCOR International, Inc.	6,191	211,051
CLARCOR, Inc.	17,855	859,897
Columbus McKinnon Corp.*	6,945	104,800
Commercial Vehicle Group, Inc.*	8,767	75,572
Douglas Dynamics, Inc. (a)	7,869	112,133
Dynamic Materials Corp.	4,870	84,397
Eastern Co. (The) (a)	808	13,049
Energy Recovery, Inc.* (a)	16,086	38,606
EnPro Industries, Inc.*	7,331	273,960
ESCO Technologies, Inc.	9,513	346,654
Federal Signal Corp.*	22,217	129,747
Flow International Corp.*	17,234	54,287
FreightCar America, Inc.	4,261	97,875
Gorman-Rupp Co. (The)	5,421	161,546
Graham Corp.	3,600	67,032
Greenbrier Cos., Inc. (The)*	8,117	142,697
Hardinge, Inc.	3,724	33,888
Hurco Cos., Inc.*	2,324	47,619
John Bean Technologies Corp.	10,299	139,757
Kadant, Inc.*	4,171	97,810
Kaydon Corp.	11,335	242,456
LB Foster Co., Class A	3,277	93,755
Lindsay Corp.	4,521	293,413
Lydall, Inc.*	6,167	83,378
Meritor, Inc.*	34,228	178,670
Met-Pro Corp.	5,302	48,831
Middleby Corp.*	6,668	664,200
Miller Industries, Inc.	3,974	63,306
Mueller Industries, Inc.	9,694	412,867
Mueller Water Products, Inc., Class A	55,911	193,452
NACCO Industries, Inc., Class A	1,971	229,129
NN, Inc.*	6,154	62,832
Omega Flex, Inc.*	1,084	12,910
PMFG, Inc.* (a)	7,423	57,974
Proto Labs, Inc.* (a)	1,806	51,941
RBC Bearings, Inc.*	7,909	374,096
Rexnord Corp.*	10,253	205,470
Robbins & Myers, Inc.	13,696	572,767
Sauer-Danfoss, Inc.	4,156	145,169
Sun Hydraulics Corp.	7,367	178,944
Tennant Co.	6,718	268,384
Titan International, Inc. (a)	15,015	368,318

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Trimas Corp.*	11,521	$231,572
Twin Disc, Inc. (a)	3,048	56,358
Wabash National Corp.*	24,351	161,204
Watts Water Technologies, Inc., Class A	10,551	351,770
Woodward, Inc.	24,624	971,171

		13,120,984

Marine 0.0%†
Genco Shipping & Trading Ltd.*	11,123	33,925
International Shipholding Corp.	2,058	38,814
Rand Logistics, Inc.* (a)	3,203	27,226

		99,965

Media 1.2%
Arbitron, Inc.	9,399	328,965
Beasley Broadcasting Group, Inc., Class A* (a)	779	4,588
Belo Corp., Class A	33,315	214,549
Carmike Cinemas, Inc.*	6,442	94,375
Central European Media Enterprises Ltd., Class A* (a)	13,027	66,177
Crown Media Holdings, Inc., Class A* (a)	12,232	21,406
Cumulus Media, Inc., Class A* (a)	20,259	60,980
Daily Journal Corp.* (a)	114	9,779
Dial Global, Inc.* (a)	1,782	5,916
Digital Domain Media Group, Inc.* (a)	3,960	24,790
Digital Generation, Inc.* (a)	9,785	121,040
E.W. Scripps Co. (The), Class A*	10,756	103,365
Entercom Communications Corp., Class A*	8,802	52,988
Entravision Communications Corp., Class A	19,069	23,074
Fisher Communications, Inc.*	3,171	94,845
Global Sources Ltd.*	6,783	44,768
Harte-Hanks, Inc.	15,865	145,006
Journal Communications, Inc., Class A*	15,439	79,665
Knology, Inc.*	11,191	220,127
LIN TV Corp., Class A*	10,946	33,057
Lions Gate Entertainment Corp.*	30,257	445,988
Live Nation Entertainment, Inc.*	49,876	457,862
Martha Stewart Living Omnimedia, Class A (a)	10,145	34,493
McClatchy Co. (The), Class A* (a)	21,178	46,592
MDC Partners, Inc., Class A	9,184	104,147
Meredith Corp. (a)	12,848	410,365
National CineMedia, Inc.	19,944	302,550
New York Times Co. (The), Class A*	48,523	378,479
Nexstar Broadcasting Group, Inc., Class A*	4,218	28,429
Outdoor Channel Holdings, Inc.	5,543	40,519
ReachLocal, Inc.*	3,681	40,491
Reading International, Inc., Class A*	6,429	34,781
Rentrak Corp.*	3,380	69,797
Saga Communications, Inc., Class A*	1,289	47,835
Salem Communications Corp., Class A	3,764	20,589
Scholastic Corp.	9,247	260,396

2012 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Sinclair Broadcast Group, Inc., Class A	17,972	$162,826
Valassis Communications, Inc.* (a)	15,225	331,144
Value Line, Inc.	553	6,575
World Wrestling Entertainment, Inc., Class A	9,689	75,768

		5,049,086

Metals & Mining 1.4%
AK Steel Holding Corp. (a)	39,302	230,703
AM Castle & Co.* (a)	6,011	63,837
AMCOL International Corp.	9,006	254,960
Century Aluminum Co.* (a)	18,373	134,674
Coeur d’Alene Mines Corp.*	32,137	564,326
General Moly, Inc.* (a)	24,144	75,812
Globe Specialty Metals, Inc. (a)	21,901	294,130
Gold Reserve, Inc.*	11,710	40,868
Gold Resource Corp. (a)	10,823	281,290
Golden Minerals Co.* (a)	10,550	47,581
Golden Star Resources Ltd.* (a)	93,698	108,690
Handy & Harman Ltd.*	2,054	27,688
Haynes International, Inc.	4,401	224,187
Hecla Mining Co. (a)	101,967	484,343
Horsehead Holding Corp.*	15,691	156,282
Kaiser Aluminum Corp. (a)	6,889	357,126
Materion Corp.	7,284	167,751
McEwen Mining, Inc.* (a)	70,585	212,461
Metals USA Holdings Corp.*	4,246	67,554
Midway Gold Corp.* (a)	43,508	60,476
Noranda Aluminum Holding Corp.	11,902	94,740
Olympic Steel, Inc. (a)	3,351	55,023
Paramount Gold and Silver Corp.* (a)	47,846	114,830
Revett Minerals, Inc.* (a)	9,611	31,620
RTI International Metals, Inc.* (a)	10,772	243,770
Schnitzer Steel Industries, Inc., Class A	8,993	251,984
Stillwater Mining Co.*	41,191	351,771
SunCoke Energy, Inc.* (a)	24,948	365,488
U.S. Silica Holdings, Inc.* (a)	4,215	47,461
Universal Stainless & Alloy*	2,500	102,750
US Antimony Corp.*	12,757	51,538
Vista Gold Corp.* (a)	22,241	64,721
Worthington Industries, Inc.	18,614	381,029

		6,011,464

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The) (a)	4,625	36,121
Fred’s, Inc., Class A	13,100	200,299
Gordmans Stores, Inc.*	3,051	50,342
Saks, Inc.* (a)	39,051	415,893
Tuesday Morning Corp.*	15,130	64,908

		767,563

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 0.5%
Avista Corp.	20,880	$557,496
Black Hills Corp.	15,694	504,876
CH Energy Group, Inc.	5,359	352,033
NorthWestern Corp.	12,965	475,815

		1,890,220

Oil, Gas & Consumable Fuels 4.0%
Abraxas Petroleum Corp.* (a)	29,642	94,558
Adams Resources & Energy, Inc.	799	33,494
Alon USA Energy, Inc.	3,558	30,101
Amyris, Inc.* (a)	10,699	47,397
Apco Oil and Gas International, Inc.	3,254	58,735
Approach Resources, Inc.* (a)	10,324	263,675
Arch Coal, Inc. (a)	75,334	519,051
ATP Oil & Gas Corp.* (a)	15,848	53,566
Berry Petroleum Co., Class A	18,624	738,628
Bill Barrett Corp.*	17,045	365,104
Bonanza Creek Energy, Inc.*	3,552	59,070
BPZ Resources, Inc.* (a)	37,250	94,243
Callon Petroleum Co.*	14,154	60,296
Carrizo Oil & Gas, Inc.*	14,075	330,903
Ceres, Inc.* (a)	2,227	20,154
Clayton Williams Energy, Inc.*	2,115	102,324
Clean Energy Fuels Corp.* (a)	23,567	365,289
Cloud Peak Energy, Inc.*	21,719	367,268
Comstock Resources, Inc.* (a)	17,082	280,486
Contango Oil & Gas Co.*	4,540	268,768
CREDO Petroleum Corp.*	2,566	37,130
Crimson Exploration, Inc.* (a)	7,840	35,986
Crosstex Energy, Inc.	14,706	205,884
CVR Energy, Inc.*	5,893	156,636
Delek US Holdings, Inc.	6,110	107,475
Endeavour International Corp.* (a)	13,555	113,862
Energy Partners Ltd.*	9,904	167,378
Energy XXI (Bermuda) Ltd.	28,095	879,093
Evolution Petroleum Corp.* (a)	6,157	51,349
Forest Oil Corp.*	41,806	306,438
Frontline Ltd. (a)	18,114	82,600
FX Energy, Inc.*	18,969	112,866
GasLog Ltd.* (a)	8,445	85,717
Gastar Exploration Ltd.*	21,335	41,177
GeoResources, Inc.*	7,578	277,431
Gevo, Inc.* (a)	7,450	37,026
Goodrich Petroleum Corp.* (a)	9,248	128,177
Green Plains Renewable Energy, Inc.* (a)	8,992	56,110
Gulfport Energy Corp.*	19,805	408,577
Halcon Resources Corp.*	25,215	238,030
Hallador Energy Co. (a)	2,518	21,353
Harvest Natural Resources, Inc.* (a)	13,343	114,083
Isramco, Inc.* (a)	385	42,350
KiOR, Inc., Class A* (a)	9,450	84,578
Knightsbridge Tankers Ltd. (a)	8,673	70,598
Kodiak Oil & Gas Corp.* (a)	93,845	770,467

22	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Magnum Hunter Resources Corp.* (a)	52,479	$219,362
Matador Resources Co.*	5,076	54,516
McMoRan Exploration Co.* (a)	36,072	457,032
Midstates Petroleum Co., Inc.*	8,582	83,331
Miller Energy Resources, Inc.* (a)	10,654	53,270
Nordic American Tankers Ltd. (a)	18,745	254,370
Northern Oil and Gas, Inc.* (a)	22,615	360,483
Oasis Petroleum, Inc.* (a)	28,422	687,244
Overseas Shipholding Group, Inc. (a)	8,740	97,101
Panhandle Oil and Gas, Inc., Class A	2,532	76,314
Patriot Coal Corp.* (a)	33,076	40,353
PDC Energy, Inc.*	10,643	260,966
Penn Virginia Corp.	16,294	119,598
PetroQuest Energy, Inc.* (a)	20,166	100,830
Quicksilver Resources, Inc.* (a)	41,513	225,000
Renewable Energy Group, Inc.*	2,833	21,049
Rentech, Inc.*	74,287	153,031
Resolute Energy Corp.* (a)	17,121	163,848
REX American Resources Corp.*	2,059	40,192
Rex Energy Corp.* (a)	15,425	172,914
Rosetta Resources, Inc.*	18,830	689,931
Sanchez Energy Corp.* (a)	4,134	85,987
Saratoga Resources, Inc.* (a)	4,738	27,859
Scorpio Tankers, Inc.*	13,442	85,894
SemGroup Corp., Class A*	14,933	476,811
Ship Finance International Ltd. (a)	16,094	251,549
Solazyme, Inc.* (a)	11,647	161,893
Stone Energy Corp.*	17,600	445,984
Swift Energy Co.*	15,210	283,058
Synergy Resources Corp.* (a)	13,015	40,086
Targa Resources Corp.	10,372	442,884
Teekay Tankers Ltd., Class A	22,322	101,788
Triangle Petroleum Corp.* (a)	15,896	88,700
Uranerz Energy Corp.* (a)	24,058	34,884
Uranium Energy Corp.* (a)	30,717	70,342
VAALCO Energy, Inc.*	20,660	178,296
Venoco, Inc.*	10,513	105,235
Voyager Oil & Gas, Inc.* (a)	17,563	30,911
W&T Offshore, Inc.	12,337	188,756
Warren Resources, Inc.*	25,752	61,805
Western Refining, Inc. (a)	20,391	454,108
Westmoreland Coal Co.* (a)	3,969	31,950
ZaZa Energy Corp.*	8,959	40,495

		16,805,491

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	14,027	399,629
Clearwater Paper Corp.*	8,350	284,902
Deltic Timber Corp.	3,875	236,297
KapStone Paper and Packaging Corp.*	14,380	227,923
Louisiana-Pacific Corp.*	48,928	532,337
Neenah Paper, Inc.	5,638	150,478
P.H. Glatfelter Co.	15,186	248,595

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products (continued)
Resolute Forest Products*	28,639	$331,640
Schweitzer-Mauduit International, Inc.	5,553	378,381
Wausau Paper Corp.	15,761	153,355

		2,943,537

Personal Products 0.3%
Elizabeth Arden, Inc.*	8,964	347,893
Female Health Co. (The) (a)	7,146	41,947
Inter Parfums, Inc.	5,769	99,631
Medifast, Inc.* (a)	4,945	97,317
Nature’s Sunshine Products, Inc.	4,079	61,593
Nutraceutical International Corp.*	3,170	48,342
Prestige Brands Holdings, Inc.*	17,907	283,110
Revlon, Inc., Class A*	4,051	57,646
Schiff Nutrition International, Inc.*	4,847	87,004
Synutra International, Inc.* (a)	6,210	33,534
USANA Health Sciences, Inc.* (a)	2,121	87,215

		1,245,232

Pharmaceuticals 2.1%
Acura Pharmaceuticals, Inc.* (a)	4,340	13,628
Akorn, Inc.* (a)	20,344	320,825
Ampio Pharmaceuticals, Inc.* (a)	7,764	39,441
Auxilium Pharmaceuticals, Inc.*	17,205	462,642
AVANIR Pharmaceuticals, Inc., Class A* (a)	48,367	189,599
BioDelivery Sciences International, Inc.* (a)	7,712	34,550
Cadence Pharmaceuticals, Inc.* (a)	21,314	76,091
Cempra, Inc.* (a)	1,635	15,304
Corcept Therapeutics, Inc.* (a)	15,795	70,919
Cornerstone Therapeutics, Inc.*	3,040	19,243
Cumberland Pharmaceuticals, Inc.*	2,990	19,315
Depomed, Inc.*	19,874	113,083
Endocyte, Inc.* (a)	10,595	87,091
Hi-Tech Pharmacal Co., Inc.*	3,823	123,865
Impax Laboratories, Inc.*	23,806	482,548
Jazz Pharmaceuticals PLC* (a)	14,800	666,148
Lannett Co., Inc.*	5,923	25,113
MAP Pharmaceuticals, Inc.* (a)	8,922	133,652
Medicines Co. (The)*	19,596	449,532
Medicis Pharmaceutical Corp., Class A	20,360	695,294
Nektar Therapeutics* (a)	40,776	329,062
Obagi Medical Products, Inc.*	6,704	102,370
Omeros Corp.* (a)	8,112	81,120
Optimer Pharmaceuticals, Inc.* (a)	16,764	260,177
Pacira Pharmaceuticals, Inc.*	6,636	106,441
Pain Therapeutics, Inc.* (a)	13,411	62,898
Par Pharmaceutical Cos., Inc.*	13,050	471,627
Pernix Therapeutics Holdings, Inc.* (a)	3,274	23,867
Pozen, Inc.*	9,523	59,423
Questcor Pharmaceuticals, Inc.* (a)	19,149	1,019,493
Repros Therapeutics, Inc.* (a)	5,369	48,750
Sagent Pharmaceuticals, Inc.* (a)	3,357	60,695
Santarus, Inc.*	19,598	138,950

2012 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
SciClone Pharmaceuticals, Inc.* (a)	20,262	$142,037
Sucampo Pharmaceuticals, Inc., Class A*	4,053	28,493
Supernus Pharmaceuticals, Inc.* (a)	1,355	12,683
Transcept Pharmaceuticals, Inc.*	4,513	27,981
Ventrus Biosciences, Inc.* (a)	4,514	19,275
ViroPharma, Inc.* (a)	24,768	587,002
Vivus, Inc.* (a)	35,524	1,013,855
XenoPort, Inc.* (a)	12,732	76,901
Zogenix, Inc.* (a)	13,057	32,381

		8,743,364

Professional Services 1.4%
Acacia Research Corp.*	17,714	659,669
Advisory Board Co. (The)*	11,953	592,749
Barrett Business Services, Inc.	2,581	54,562
CBIZ, Inc.*	13,591	80,731
CDI Corp.	4,945	81,098
Corporate Executive Board Co. (The)	11,899	486,431
CRA International, Inc.*	3,716	54,588
Dolan Co. (The)*	11,020	74,165
Exponent, Inc.*	4,797	253,426
Franklin Covey Co.*	5,088	52,101
FTI Consulting, Inc.*	14,901	428,404
GP Strategies Corp.*	5,338	98,593
Heidrick & Struggles International, Inc.	6,415	112,262
Hill International, Inc.*	8,347	26,710
Hudson Global, Inc.*	12,076	50,357
Huron Consulting Group, Inc.*	8,167	258,486
ICF International, Inc.*	7,114	169,598
Insperity, Inc.	8,046	217,644
Kelly Services, Inc., Class A	9,575	123,613
Kforce, Inc.*	10,317	138,867
Korn/Ferry International*	16,960	243,376
Mistras Group, Inc.*	5,645	148,351
Navigant Consulting, Inc.*	18,486	233,663
Odyssey Marine Exploration, Inc.* (a)	26,487	99,061
On Assignment, Inc.*	15,342	244,858
Pendrell Corp.*	55,381	62,027
Resources Connection, Inc.	15,154	186,394
RPX Corp.*	7,465	107,123
TrueBlue, Inc.*	14,389	222,742
VSE Corp.	1,532	36,446
WageWorks, Inc.*	2,359	35,527

		5,633,622

Real Estate Investment Trusts (REITs) 7.3%
Acadia Realty Trust	15,677	363,393
AG Mortgage Investment Trust, Inc. (a)	5,675	121,956
Agree Realty Corp.	4,177	92,437
Alexander’s, Inc.	751	323,764
American Assets Trust, Inc.	11,914	288,915
American Capital Mortgage Investment Corp.	12,864	307,192

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
American Realty Capital Trust, Inc. (a)	56,511	$617,100
Anworth Mortgage Asset Corp.	48,328	340,712
Apollo Commercial Real Estate Finance, Inc.	6,486	104,230
Apollo Residential Mortgage, Inc.	8,683	167,408
Ares Commercial Real Estate Corp. (a)	2,790	48,769
ARMOUR Residential REIT, Inc. (a)	63,010	448,001
Ashford Hospitality Trust, Inc.	19,175	161,645
Associated Estates Realty Corp.	15,266	228,227
Campus Crest Communities, Inc.	11,205	116,420
CapLease, Inc.	24,516	101,741
Capstead Mortgage Corp.	33,188	461,645
Cedar Realty Trust, Inc.	21,792	110,050
Chatham Lodging Trust	5,206	74,342
Chesapeake Lodging Trust	11,597	199,700
Colonial Properties Trust (a)	31,307	693,137
Colony Financial, Inc.	11,928	206,354
Coresite Realty Corp.	7,381	190,577
Cousins Properties, Inc.	32,783	254,068
CreXus Investment Corp.	23,739	241,426
CubeSmart	43,951	512,908
CYS Investments, Inc. (a)	41,074	565,589
DCT Industrial Trust, Inc.	87,882	553,657
DiamondRock Hospitality Co.	59,691	608,848
DuPont Fabros Technology, Inc. (a)	21,869	624,579
Dynex Capital, Inc. (a)	19,680	204,278
EastGroup Properties, Inc.	10,151	541,048
Education Realty Trust, Inc.	34,013	376,864
Entertainment Properties Trust	16,615	683,043
Equity One, Inc.	19,453	412,404
Excel Trust, Inc.	12,258	146,606
FelCor Lodging Trust, Inc.*	44,402	208,689
First Industrial Realty Trust, Inc.*	31,636	399,246
First Potomac Realty Trust	18,200	214,214
Franklin Street Properties Corp.	25,715	272,065
Getty Realty Corp. (a)	9,114	174,533
Gladstone Commercial Corp. (a)	4,196	69,905
Glimcher Realty Trust	49,742	508,363
Government Properties Income Trust	13,121	296,797
Gramercy Capital Corp.*	16,808	42,020
Gyrodyne Co. of America, Inc.* (a)	351	40,123
Healthcare Realty Trust, Inc.	27,726	660,988
Hersha Hospitality Trust	61,359	323,976
Highwoods Properties, Inc.	24,083	810,393
Hudson Pacific Properties, Inc. (a)	12,827	223,318
Inland Real Estate Corp.	27,353	229,218
Invesco Mortgage Capital, Inc.	40,759	747,520
Investors Real Estate Trust (a)	30,624	241,930
iStar Financial, Inc.* (a)	30,226	194,958
Kite Realty Group Trust	20,152	100,559
LaSalle Hotel Properties	30,460	887,604
Lexington Realty Trust (a)	42,300	358,281
LTC Properties, Inc.	10,880	394,726

24	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust, Inc.	48,032	$462,068
Mission West Properties, Inc.	6,875	59,263
Monmouth Real Estate Investment Corp., Class A	14,832	173,831
National Health Investors, Inc.	8,733	444,684
New York Mortgage Trust, Inc.	6,708	47,358
NorthStar Realty Finance Corp. (a)	47,593	248,435
Omega Healthcare Investors, Inc.	37,593	845,843
One Liberty Properties, Inc. (a)	4,313	81,214
Parkway Properties, Inc.	5,703	65,242
Pebblebrook Hotel Trust	18,742	436,876
Pennsylvania Real Estate Investment Trust	19,983	299,345
PennyMac Mortgage Investment Trust	14,609	288,236
Potlatch Corp.	14,312	457,125
PS Business Parks, Inc.	6,582	445,733
RAIT Financial Trust (a)	18,035	83,322
Ramco-Gershenson Properties Trust	16,431	206,538
Redwood Trust, Inc.	28,226	352,260
Resource Capital Corp.	30,455	162,325
Retail Opportunity Investments Corp. (a)	18,199	219,480
RLJ Lodging Trust	38,083	690,445
Rouse Properties, Inc.* (a)	8,001	108,414
Sabra Health Care REIT, Inc.	13,252	226,742
Saul Centers, Inc.	2,763	118,450
Select Income REIT*	3,365	79,952
Sovran Self Storage, Inc.	10,349	518,381
STAG Industrial, Inc.	8,805	128,377
Starwood Property Trust, Inc.	41,353	881,232
Strategic Hotels & Resorts, Inc.*	64,637	417,555
Summit Hotel Properties, Inc.	10,922	91,417
Sun Communities, Inc. (a)	9,511	420,767
Sunstone Hotel Investors, Inc.*	42,479	466,844
Terreno Realty Corp.	4,981	75,263
Two Harbors Investment Corp.	75,905	786,376
UMH Properties, Inc.	5,076	54,465
Universal Health Realty Income Trust	4,149	172,308
Urstadt Biddle Properties, Inc., Class A	8,175	161,620
Washington Real Estate Investment Trust	23,494	668,404
Western Asset Mortgage Capital Corp.* (a)	2,947	57,437
Whitestone REIT, Class B (a)	4,113	56,801
Winthrop Realty Trust	10,550	128,288

		30,581,175

Real Estate Management & Development 0.2%
AV Homes, Inc.*	3,604	52,546
Consolidated-Tomoka Land Co. (a)	1,584	45,588
Forestar Group, Inc.*	12,367	158,421
Kennedy-Wilson Holdings, Inc. (a)	12,669	177,493
Tejon Ranch Co.*	4,708	134,743
Thomas Properties Group, Inc.	7,501	40,805
Zillow, Inc., Class A* (a)	1,123	43,382

		652,978

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.3%
Amerco, Inc.	3,082	$277,288
Arkansas Best Corp.	9,099	114,647
Avis Budget Group, Inc.*	37,813	574,758
Celadon Group, Inc.	7,208	118,067
Dollar Thrifty Automotive Group, Inc.*	9,989	808,709
Genesee & Wyoming, Inc., Class A*	14,385	760,103
Heartland Express, Inc.	17,058	244,100
Knight Transportation, Inc.	20,554	328,659
Marten Transport Ltd.	5,597	118,992
Old Dominion Freight Line, Inc.*	16,924	732,640
Patriot Transportation Holding, Inc.*	2,342	55,107
Quality Distribution, Inc.*	7,755	86,003
RailAmerica, Inc.*	6,779	164,052
Roadrunner Transportation Systems, Inc.*	4,662	78,741
Saia, Inc.*	5,769	126,283
Swift Transportation Co.*	28,123	265,762
Universal Truckload Services, Inc.	2,068	31,279
Werner Enterprises, Inc.	15,746	376,172
Zipcar, Inc.* (a)	9,494	111,365

		5,372,727

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	14,167	190,121
Alpha & Omega Semiconductor Ltd.*	6,112	55,925
Amkor Technology, Inc.* (a)	28,341	138,304
ANADIGICS, Inc.*	25,341	45,867
Applied Micro Circuits Corp.*	22,080	126,298
ATMI, Inc.*	11,363	233,737
AuthenTec, Inc.*	16,126	69,826
Axcelis Technologies, Inc.*	38,876	46,651
AXT, Inc.*	11,573	45,713
Brooks Automation, Inc.	23,623	223,001
Cabot Microelectronics Corp. (a)	8,376	244,663
Cavium, Inc.* (a)	17,667	494,676
Ceva, Inc.* (a)	8,269	145,617
Cirrus Logic, Inc.*	22,959	686,015
Cohu, Inc.	8,708	88,473
Cymer, Inc.*	11,003	648,627
Diodes, Inc.*	12,608	236,652
DSP Group, Inc.*	7,796	49,427
Entegris, Inc.*	48,894	417,555
Entropic Communications, Inc.*	31,339	176,752
Exar Corp.*	13,387	109,238
First Solar, Inc.* (a)	21,354	321,591
FormFactor, Inc.*	17,592	113,820
FSI International, Inc.* (a)	14,101	50,623
GSI Technology, Inc.*	7,429	35,213
GT Advanced Technologies, Inc.* (a)	41,932	221,401
Hittite Microwave Corp.*	11,187	571,879
Inphi Corp.* (a)	8,268	78,381
Integrated Device Technology, Inc.*	50,512	283,877
Integrated Silicon Solution, Inc.*	9,829	99,175
Intermolecular, Inc.*	5,008	38,812

2012 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
International Rectifier Corp.*	24,566	$491,074
Intersil Corp., Class A	45,209	481,476
IXYS Corp.*	8,756	97,805
Kopin Corp.*	23,915	82,268
Lattice Semiconductor Corp.*	42,004	158,355
LTX-Credence Corp.*	17,572	117,732
M/A-COM Technology Solutions Holdings, Inc.* (a)	2,200	40,700
Mattson Technology, Inc.*	20,999	36,748
MaxLinear, Inc., Class A*	7,812	38,748
MEMC Electronic Materials, Inc.* (a)	81,886	177,693
Micrel, Inc.	17,248	164,373
Microsemi Corp.*	31,582	583,951
Mindspeed Technologies, Inc.*	12,904	31,744
MIPS Technologies, Inc.* (a)	17,064	113,817
MKS Instruments, Inc.	18,712	541,338
Monolithic Power Systems, Inc.*	10,873	216,047
MoSys, Inc.* (a)	12,102	39,210
Nanometrics, Inc.*	8,443	129,684
NVE Corp.*	1,734	93,203
OmniVision Technologies, Inc.*	18,563	248,002
PDF Solutions, Inc.*	8,735	86,214
Pericom Semiconductor Corp.*	8,485	76,365
Photronics, Inc.*	21,601	131,766
PLX Technology, Inc.*	16,117	102,343
Power Integrations, Inc.	10,108	377,028
QuickLogic Corp.*	14,275	35,830
Rambus, Inc.* (a)	39,213	225,083
RF Micro Devices, Inc.*	98,926	420,435
Rubicon Technology, Inc.* (a)	6,035	61,557
Rudolph Technologies, Inc.*	11,540	100,629
Semtech Corp.*	23,277	566,097
Sigma Designs, Inc.*	11,776	75,131
Silicon Image, Inc.*	29,628	122,660
Spansion, Inc., Class A*	17,111	187,879
Standard Microsystems Corp.*	8,215	303,051
STR Holdings, Inc.* (a)	10,685	48,724
SunPower Corp.*	14,081	67,730
Supertex, Inc.*	3,684	69,443
Tessera Technologies, Inc.	18,431	283,284
TriQuint Semiconductor, Inc.*	59,831	329,071
Ultra Clean Holdings, Inc.*	8,372	53,832
Ultratech, Inc.*	9,352	294,588
Veeco Instruments, Inc.* (a)	13,804	474,305
Volterra Semiconductor Corp.*	9,042	212,035

		14,876,958

Software 3.9%
Accelrys, Inc.*	19,920	161,153
ACI Worldwide, Inc.*	14,155	625,793
Actuate Corp.*	17,689	122,585
Advent Software, Inc.*	11,241	304,744
American Software, Inc., Class A	8,488	67,480

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Aspen Technology, Inc.*	33,345	$771,937
AVG Technologies NV*	2,864	37,261
Blackbaud, Inc.	16,066	412,414
Bottomline Technologies, Inc.*	12,452	224,759
BroadSoft, Inc.* (a)	9,803	283,895
Callidus Software, Inc.* (a)	12,505	62,275
CommVault Systems, Inc.*	15,906	788,460
Deltek, Inc.*	7,914	91,723
Digimarc Corp.	2,584	66,305
Ebix, Inc. (a)	10,072	200,936
Ellie Mae, Inc.*	7,807	140,526
Envivio, Inc.*	2,939	18,839
EPIQ Systems, Inc.	11,240	137,690
ePlus, Inc.*	1,476	47,749
Fair Isaac Corp.	12,208	516,154
FalconStor Software, Inc.*	11,432	29,838
Gerber Scientific, Inc.* (b)	8,390	0
Glu Mobile, Inc.* (a)	19,354	107,415
Guidance Software, Inc.*	5,198	49,433
Guidewire Software, Inc.* (a)	6,917	194,506
Imperva, Inc.*	3,479	100,265
Infoblox, Inc.*	2,804	64,296
Interactive Intelligence Group, Inc.*	5,239	147,792
JDA Software Group, Inc.*	15,143	449,596
Jive Software, Inc.* (a)	5,782	121,364
Kenexa Corp.*	9,742	282,810
Manhattan Associates, Inc.*	7,248	331,306
Mentor Graphics Corp.*	33,173	497,595
MicroStrategy, Inc., Class A*	3,029	393,346
Monotype Imaging Holdings, Inc.*	13,075	219,268
Netscout Systems, Inc.*	13,077	282,332
OPNET Technologies, Inc.	5,326	141,618
Parametric Technology Corp.*	42,537	891,576
Pegasystems, Inc. (a)	6,133	202,266
Pervasive Software, Inc.*	2,756	20,642
Progress Software Corp.*	22,335	466,131
Proofpoint, Inc.*	2,302	39,019
PROS Holdings, Inc.*	7,809	131,347
QAD, Inc., Class A*	2,409	34,256
QLIK Technologies, Inc.*	30,376	671,917
Quest Software, Inc.*	19,921	554,800
RealPage, Inc.* (a)	12,732	294,873
Rosetta Stone, Inc.* (a)	3,795	52,523
Sapiens International Corp. NV*	1,869	6,728
Seachange International, Inc.*	10,220	84,111
Sourcefire, Inc.*	10,545	542,013
SRS Labs, Inc.*	4,130	37,170
SS&C Technologies Holdings, Inc.*	12,080	302,000
Synchronoss Technologies, Inc.*	9,830	181,560
Take-Two Interactive Software, Inc.*	27,805	263,035
Tangoe, Inc.*	10,640	226,738
TeleNav, Inc.*	5,888	36,093
TiVo, Inc.*	44,370	366,940

26	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Tyler Technologies, Inc.*	10,745	$433,561
Ultimate Software Group, Inc.*	9,491	845,838
VASCO Data Security International, Inc.*	10,048	82,193
Verint Systems, Inc.*	7,783	229,676
VirnetX Holding Corp.* (a)	14,960	527,340
Websense, Inc.*	13,237	247,929

		16,267,733

Specialty Retail 3.5%
Aeropostale, Inc.*	28,861	514,592
America’s Car-Mart, Inc.*	2,879	111,849
Ann, Inc.*	17,326	441,640
Asbury Automotive Group, Inc.*	9,955	235,834
Barnes & Noble, Inc.* (a)	10,056	165,522
bebe stores, inc.	13,178	77,355
Big 5 Sporting Goods Corp.	5,944	44,937
Body Central Corp.* (a)	5,784	52,056
Brown Shoe Co., Inc.	15,261	197,019
Buckle, Inc. (The) (a)	9,852	389,844
Cabela’s, Inc.*	16,599	627,608
Casual Male Retail Group, Inc.*	15,231	55,288
Cato Corp. (The), Class A	9,760	297,290
Children’s Place Retail Stores, Inc. (The)*	8,617	429,385
Citi Trends, Inc.*	5,340	82,450
Collective Brands, Inc.*	21,642	463,572
Conn’s, Inc.* (a)	5,629	83,309
Cost Plus, Inc.*	6,766	148,852
Destination Maternity Corp.	4,806	103,810
Express, Inc.*	31,809	577,970
Finish Line, Inc. (The), Class A	18,073	377,906
Francesca’s Holdings Corp.*	12,391	334,681
Genesco, Inc.*	8,707	523,726
Group 1 Automotive, Inc.	8,156	371,995
Haverty Furniture Cos., Inc.	6,889	76,950
hhgregg, Inc.* (a)	5,552	62,793
Hibbett Sports, Inc.*	9,392	542,012
Hot Topic, Inc.	15,085	146,174
Jos. A. Bank Clothiers, Inc.*	9,886	419,760
Kirkland’s, Inc.*	5,198	58,477
Lithia Motors, Inc., Class A	7,756	178,776
Lumber Liquidators Holdings, Inc.* (a)	9,794	330,939
MarineMax, Inc.*	7,379	70,174
Mattress Firm Holding Corp.* (a)	3,934	119,240
Men’s Wearhouse, Inc. (The)	18,080	508,771
Monro Muffler Brake, Inc.	11,006	365,839
New York & Co., Inc.*	9,819	34,170
Office Depot, Inc.*	100,802	217,732
OfficeMax, Inc.* (a)	30,749	155,590
Orchard Supply Hardware Stores Corp., Class A*	729	12,123
Penske Automotive Group, Inc. (a)	15,103	320,788
Pep Boys-Manny, Moe & Jack (The)	18,756	185,684
Perfumania Holdings, Inc.*	1,920	15,917

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Pier 1 Imports, Inc.	34,613	$568,692
RadioShack Corp.	34,933	134,143
Rent-A-Center, Inc.	21,108	712,184
rue21, inc.* (a)	5,499	138,795
Select Comfort Corp.*	20,237	423,358
Shoe Carnival, Inc.	5,121	110,050
Sonic Automotive, Inc., Class A (a)	14,379	196,561
Stage Stores, Inc.	10,928	200,201
Stein Mart, Inc.*	9,803	77,934
Systemax, Inc.*	3,948	46,665
Talbots, Inc.*	25,025	63,063
Teavana Holdings, Inc.* (a)	3,154	42,674
Tilly’s, Inc., Class A*	3,304	53,029
Vitamin Shoppe, Inc.*	10,474	575,337
West Marine, Inc.*	5,475	64,331
Wet Seal, Inc. (The), Class A*	32,184	101,701
Winmark Corp. (a)	835	48,889
Zumiez, Inc.* (a)	7,800	308,880

		14,396,886

Textiles, Apparel & Luxury Goods 1.3%
Cherokee, Inc.	3,028	42,180
Columbia Sportswear Co. (a)	4,336	232,496
Crocs, Inc.*	31,983	516,525
Culp, Inc.	2,070	21,217
Delta Apparel, Inc.*	2,621	35,803
Fifth & Pacific Cos., Inc.*	38,734	415,616
G-III Apparel Group Ltd.*	5,920	140,245
Iconix Brand Group, Inc.* (a)	25,184	439,964
Jones Group, Inc. (The) (a)	29,235	279,487
Kenneth Cole Productions, Inc., Class A*	2,992	45,030
K-Swiss, Inc., Class A* (a)	9,468	29,161
Maidenform Brands, Inc.*	8,367	166,671
Movado Group, Inc.	6,287	157,301
Oxford Industries, Inc.	5,010	223,947
Perry Ellis International, Inc.*	4,273	88,665
Quiksilver, Inc.*	46,555	108,473
RG Barry Corp.	3,272	44,466
Skechers U.S.A., Inc., Class A*	13,462	274,221
Steven Madden Ltd.*	13,991	444,214
True Religion Apparel, Inc.	9,192	266,384
Tumi Holdings, Inc.* (a)	7,699	134,733
Unifi, Inc.*	5,111	57,908
Vera Bradley, Inc.* (a)	7,140	150,511
Warnaco Group, Inc. (The)*	14,579	620,774
Wolverine World Wide, Inc. (a)	17,294	670,661

		5,606,653

Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp. (a)	31,027	304,065
Bank Mutual Corp.	17,277	76,192
BankFinancial Corp.	8,010	60,315
Beneficial Mutual Bancorp, Inc.*	12,127	104,656

2012 Semiannual Report	27

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Berkshire Hills Bancorp, Inc.	8,126	$178,772
BofI Holding, Inc.*	3,839	75,859
Brookline Bancorp, Inc.	25,378	224,595
Cape Bancorp, Inc.* (a)	4,490	37,312
Charter Financial Corp. (a)	2,711	26,297
Clifton Savings Bancorp, Inc.	3,503	36,466
Dime Community Bancshares, Inc.	11,478	152,543
Doral Financial Corp.*	46,663	69,994
ESB Financial Corp. (a)	4,065	53,658
ESSA Bancorp, Inc.	3,789	40,921
EverBank Financial Corp.*	8,264	89,830
Federal Agricultural Mortgage Corp., Class C	3,670	96,264
First Defiance Financial Corp.	3,732	63,892
First Federal Bancshares of Arkansas, Inc.*	909	7,363
First Financial Holdings, Inc.	6,154	65,971
First Financial Northwest, Inc.* (a)	1,292	10,491
First PacTrust Bancorp, Inc.	4,053	48,069
Flushing Financial Corp.	11,346	154,646
Fox Chase Bancorp, Inc.	4,974	71,825
Franklin Financial Corp.*	5,474	90,047
Heritage Financial Group, Inc. (a)	1,397	17,979
Hingham Institution for Savings (a)	150	9,070
Home Bancorp, Inc.*	1,215	20,813
Home Federal Bancorp, Inc.	6,038	63,399
Home Loan Servicing Solutions Ltd.	5,029	67,389
HomeStreet, Inc.*	1,616	51,696
Kaiser Federal Financial Group, Inc. (a)	2,371	35,043
Kearny Financial Corp.	5,855	56,735
Meridian Interstate Bancorp, Inc.*	3,443	47,926
MGIC Investment Corp.* (a)	66,938	192,781
NASB Financial, Inc.*	515	10,223
Nationstar Mortgage Holdings, Inc.*	6,915	148,811
Northfield Bancorp, Inc. (a)	5,646	80,230
Northwest Bancshares, Inc.	35,013	410,002
OceanFirst Financial Corp.	5,524	79,325
Ocwen Financial Corp.*	38,374	720,664
Oritani Financial Corp.	16,471	237,018
Peoples Federal Bancshares, Inc.* (a)	1,158	19,339
Provident Financial Holdings, Inc. (a)	2,015	23,233
Provident Financial Services, Inc.	21,641	332,189
Provident New York Bancorp	12,496	94,845
Radian Group, Inc. (a)	47,494	156,255
Rockville Financial, Inc.	10,690	123,683
Roma Financial Corp. (a)	2,953	25,160
SI Financial Group, Inc. (a)	1,564	17,986
Territorial Bancorp, Inc.	4,300	97,911
Tree.com, Inc.*	1,796	20,546
TrustCo Bank Corp.	33,974	185,498
United Financial Bancorp, Inc.	5,822	83,720
ViewPoint Financial Group, Inc.	12,263	191,793
Walker & Dunlop, Inc.*	4,333	55,679
Waterstone Financial, Inc.* (a)	1,605	6,099

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Westfield Financial, Inc.	10,194	$74,416
WSFS Financial Corp.	2,808	113,471

		6,010,970

Tobacco 0.3%
Alliance One International, Inc.* (a)	31,308	108,326
Star Scientific, Inc.* (a)	52,037	237,289
Universal Corp.	8,242	381,852
Vector Group Ltd. (a)	18,734	318,852

		1,046,319

Trading Companies & Distributors 1.0%
Aceto Corp.	9,683	87,438
Aircastle Ltd.	20,901	251,857
Applied Industrial Technologies, Inc.	15,005	552,934
Beacon Roofing Supply, Inc.* (a)	16,722	421,729
BlueLinx Holdings, Inc.*	3,323	7,809
CAI International, Inc.*	4,624	91,925
DXP Enterprises, Inc.*	3,172	131,606
Edgen Group, Inc.* (a)	5,499	41,352
H&E Equipment Services, Inc.*	10,254	154,118
Houston Wire & Cable Co. (a)	6,408	70,039
Interline Brands, Inc.*	11,339	284,269
Kaman Corp.	9,404	290,960
Rush Enterprises, Inc., Class A*	11,852	193,780
SeaCube Container Leasing Ltd.	4,075	69,560
TAL International Group, Inc.	10,391	347,995
Textainer Group Holdings Ltd. (a)	4,386	161,843
Titan Machinery, Inc.* (a)	6,037	183,344
Watsco, Inc.	10,446	770,915
Willis Lease Finance Corp.* (a)	1,539	18,961

		4,132,434

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	6,265	79,753

Water Utilities 0.3%
American States Water Co.	6,758	267,481
Artesian Resources Corp., Class A	2,939	63,306
Cadiz, Inc.*	4,865	35,077
California Water Service Group	14,921	275,591
Connecticut Water Service, Inc.	3,217	93,229
Consolidated Water Co., Ltd.	5,351	44,360
Middlesex Water Co.	5,809	110,371
SJW Corp.	5,101	122,475
York Water Co. (The) (a)	4,817	86,176

		1,098,066

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	5,770	67,047
Leap Wireless International, Inc.* (a)	19,146	123,109
NTELOS Holdings Corp.	5,308	100,056

28	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	8,524	$116,011
USA Mobility, Inc.	7,880	101,337

		507,560

Total Common Stocks (cost $377,747,666)		409,240,789

Right 0.0%†

	Number of Rights	Market Value

Commercial Banks 0.0%†
Hampton Roads Bankshares, Inc., expiring at an exercise price of $1.00 on 12/31/2049* (b)	3,448	$5,280

Total Right (cost $27,311)		5,280

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring at an exercise price of $10.50 on 10/14/2013* (a)(b)	3,727	$0

Total Warrant (cost $ — )		0

Mutual Funds 1.9%

	Shares	Market Value

Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc.* (a)	1,089	$19,231

Money Market Fund 1.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	7,717,832	7,717,832

Total Mutual Funds (cost $7,738,528)		7,737,063

Repurchase Agreements 15.3%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.15%, dated 06/29/12, due 07/02/12, repurchase price $40,000,500, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.50% — 0.75%, maturing 02/21/14 — 07/02/15; total market value $40,800,033. (d)	$40,000,000	$40,000,000
Credit Suisse (USA) LLC, 0. 17%, dated 06/29/12, due 07/02/12, repurchase price $23,580,103, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 10. 75%, maturing 09/15/13 — 06/20/42; total market value $24,051,368. (d)	23,579,769	23,579,769

Total Repurchase Agreements (cost $63,579,769)		63,579,769

Total Investments (cost $449,093,274) (e) — 115.4%		480,562,901

Liabilities in excess of other assets — (15.4%)		(63,967,371)

NET ASSETS — 100.0%		$416,595,530

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $63,493,184.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $63,579,769.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

2012 Semiannual Report	29

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund (Continued)

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2012, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
112	Russell 2000 Mini Future	09/21/12	$8,908,480	$375,080

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $385,513,505)	$416,983,132
Repurchase agreements, at value and cost	63,579,769

Total Investments	480,562,901

Deposits with broker for futures contracts	632,001
Dividends receivable	478,093
Security lending income receivable	86,902
Receivable for investments sold	321,910
Receivable for capital shares issued	102,212
Receivable for variation margin on futures contracts	237,039
Prepaid expenses	5,195

Total Assets	482,426,253

Liabilities:
Payable for capital shares redeemed	785,984
Cash overdraft (Note 2)	1,363,818
Payable upon return of securities loaned (Note 2)	63,579,769
Accrued expenses and other payables:
Investment advisory fees	62,283
Fund administration fees	13,748
Accounting and transfer agent fees	2,021
Trustee fees	146
Custodian fees	2,535
Compliance program costs (Note 3)	466
Professional fees	13,918
Printing fees	5,437
Other	598

Total Liabilities	65,830,723

Net Assets	$416,595,530

Represented by:
Capital	$404,412,366
Accumulated undistributed net investment income	4,065,239
Accumulated net realized losses from investment and futures transactions	(23,726,782)
Net unrealized appreciation/(depreciation) from investments	31,469,627
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	375,080

Net Assets	$416,595,530

Net Assets:
Class Y Shares	$416,595,530

Total	$416,595,530

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	42,868,412

Total	42,868,412

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.72

*	Includes value of securities on loan of $63,493,184 (Note 2).

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	31

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$3,453,400
Income from securities lending (Note 2)	486,448
Other income	107
Foreign tax withholding	(4,223)

Total Income	3,935,732

EXPENSES:
Investment advisory fees	403,958
Fund administration fees	85,107
Professional fees	17,765
Printing fees	6,323
Trustee fees	9,198
Custodian fees	8,135
Accounting and transfer agent fees	7,122
Compliance program costs (Note 3)	768
Other	7,371

Total expenses before earnings credit and fees waived	545,747

Earnings credit (Note 4)	(196)
Investment advisory fees waived (Note 3)	(4,390)

Net Expenses	541,161

NET INVESTMENT INCOME	3,394,571

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,359,767
Net realized gains from futures transactions (Note 2)	561,334

Net realized gains from investment and futures transactions	9,921,101

Net change in unrealized appreciation/(depreciation) from investments	20,772,470
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	367,658

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	21,140,128

Net realized/unrealized gains from investments and futures transactions	31,061,229

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,455,800

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2012

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$3,394,571	$4,503,915
Net realized gains from investment and futures transactions	9,921,101	6,248,456
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	21,140,128	(22,933,611)

Change in net assets resulting from operations	34,455,800	(12,181,240)

Distributions to Shareholders From:
Net investment income:
Class Y	–	(3,902,359)

Change in net assets from shareholder distributions	–	(3,902,359)

Change in net assets from capital transactions	(16,940,837)	59,625,032

Change in net assets	17,514,963	43,541,433

Net Assets:
Beginning of period	399,080,567	355,539,134

End of period	$416,595,530	$399,080,567

Accumulated undistributed net investment income at end of period	$4,065,239	$670,668

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$14,886,424	$164,130,785
Dividends reinvested	–	3,902,359
Cost of shares redeemed	(31,827,261)	(108,408,112)

Total Class Y	(16,940,837)	59,625,032

Change in net assets from capital transactions	$(16,940,837)	$59,625,032

SHARE TRANSACTIONS:
Class Y Shares
Issued	1,546,899	18,121,224
Reinvested	–	427,580
Redeemed	(3,263,950)	(11,668,352)

Total Class Y Shares	(1,717,051)	6,880,452

Total change in shares	(1,717,051)	6,880,452

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Six Months Ended June 30, 2012 (Unaudited)	$8.95	0.08	0.69	0.77	–	–	–	–	$9.72	8.60%	$416,595,530	0.26%	1.61%	0.26%	13.63%
Year Ended December 31, 2011(e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	–	–	(0.09)	$8.95	(4.15)%	$399,080,567	0.25%	1.16%	0.27%	29.80%
Year Ended December 31, 2010(e)	$7.54	0.10	1.90	2.00	(0.11)	–	–	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009(e)	$6.00	0.08	1.53	1.61	(0.07)	–	–	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01)%	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007(f)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	–	(0.11)	$9.30	(5.97)%	$343,269,405	0.27%	1.55%	0.28%	21.78%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,681,296	$—	$—	$6,681,296
Air Freight & Logistics	1,659,719	—	—	1,659,719
Airlines	3,111,549	—	—	3,111,549
Auto Components	3,203,170	—	—	3,203,170
Automobiles	105,925	—	—	105,925
Beverages	603,337	—	—	603,337
Biotechnology	16,382,797	—	—	16,382,797
Building Products	3,332,456	—	—	3,332,456
Capital Markets	9,362,384	—	—	9,362,384
Chemicals	8,187,946	—	—	8,187,946
Commercial Banks	26,928,673	—	—	26,928,673
Commercial Services & Supplies	9,697,807	—	—	9,697,807
Communications Equipment	9,105,560	—	—	9,105,560
Computers & Peripherals	3,231,483	—	—	3,231,483
Construction & Engineering	3,111,803	—	—	3,111,803
Construction Materials	1,059,824	—	—	1,059,824
Consumer Finance	2,664,472	—	—	2,664,472
Containers & Packaging	864,555	—	—	864,555
Distributors	1,000,858	—	—	1,000,858
Diversified Consumer Services	5,366,094	—	—	5,366,094
Diversified Financial Services	1,171,857	—	—	1,171,857
Diversified Telecommunication Services	3,095,746	—	—	3,095,746
Electric Utilities	6,295,210	—	—	6,295,210
Electrical Equipment	4,629,471	—	—	4,629,471
Electronic Equipment, Instruments & Components	9,778,231	—	—	9,778,231
Energy Equipment & Services	7,695,570	—	—	7,695,570
Food & Staples Retailing	4,866,290	—	—	4,866,290
Food Products	6,507,345	—	—	6,507,345
Gas Utilities	4,401,766	—	—	4,401,766
Health Care Equipment & Supplies	13,712,192	—	—	13,712,192
Health Care Providers & Services	11,687,098	—	—	11,687,098
Health Care Technology	2,758,794	—	—	2,758,794
Hotels, Restaurants & Leisure	13,323,334	—	—	13,323,334
Household Durables	4,108,595	—	—	4,108,595
Household Products	876,786	—	—	876,786
Independent Power Producers & Energy Traders	1,174,060	—	—	1,174,060
Industrial Conglomerates	873,366	—	—	873,366
Information Technology Services	7,834,779	—	—	7,834,779
Insurance	9,819,806	—	—	9,819,806
Internet & Catalog Retail	1,459,345	—	—	1,459,345
Internet Software & Services	10,669,874	—	—	10,669,874
IT Services	68,553	—	—	68,553
Leisure Equipment & Products	2,010,266	—	—	2,010,266
Life Sciences Tools & Services	1,820,007	—	—	1,820,007
Machinery	13,120,984	—	—	13,120,984
Marine	99,965	—	—	99,965
Media	5,049,086	—	—	5,049,086
Metals & Mining	6,011,464	—	—	6,011,464
Multiline Retail	767,563	—	—	767,563

2012 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Multi-Utilities	$1,890,220	$—	$—	$1,890,220
Oil, Gas & Consumable Fuels	16,805,491	—	—	16,805,491
Paper & Forest Products	2,943,537	—	—	2,943,537
Personal Products	1,245,232	—	—	1,245,232
Pharmaceuticals	8,743,364	—	—	8,743,364
Professional Services	5,633,622	—	—	5,633,622
Real Estate Investment Trusts (REITs)	30,581,175	—	—	30,581,175
Real Estate Management & Development	652,978	—	—	652,978
Road & Rail	5,372,727	—	—	5,372,727
Semiconductors & Semiconductor Equipment	14,876,958	—	—	14,876,958
Software	16,267,733	—	—	16,267,733
Specialty Retail	14,396,886	—	—	14,396,886
Textiles, Apparel & Luxury Goods	5,606,653	—	—	5,606,653
Thrifts & Mortgage Finance	6,010,970	—	—	6,010,970
Tobacco	1,046,319	—	—	1,046,319
Trading Companies & Distributors	4,132,434	—	—	4,132,434
Transportation Infrastructure	79,753	—	—	79,753
Water Utilities	1,098,066	—	—	1,098,066
Wireless Telecommunication Services	507,560	—	—	507,560
Total Common Stocks	$409,240,789	$—	$—	$409,240,789
Futures Contracts	375,080	—	—	375,080
Mutual Funds	7,737,063	—	—	7,737,063
Repurchase Agreements	—	63,579,769	—	63,579,769
Right*	—	5,280	—	5,280
Warrant*	—	—	—	—
Total	$417,352,932	$63,585,049	$—	$480,937,981
*	See Statement of Investments for identification of Fund investments by type and industry classifications.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the period from January 1, 2012 through June 30, 2012, the Fund held one common stock investment that was categorized as a level three investment which was valued at zero. The investment was valued at zero because the issuer was in bankruptcy. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of June 30, 2012, the Fund had an overdrawn balance of $1,363,818 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

38	Semiannual Report 2012

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2012

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$375,080
Total		$375,080
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$561,334
Total	$561,334

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2012

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$367,658
Total	$367,658

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2012.

2012 Semiannual Report	39

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(d)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$63,493,184	$63,579,769

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary.

40	Semiannual Report 2012

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

2012 Semiannual Report	41

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

For the period from February 1, 2012 through May 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.18%
$3 billion and more	0.17%

Prior to February 1, 2012, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $3 billion	0.19%
$3 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Beginning February 1, 2012, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2013. Prior to February 1, 2012, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30%.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

42	Semiannual Report 2012

As of June 30, 2012, there were no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

From January 1, 2012 through February 1, 2012, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $4,390 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $768.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2012 Semiannual Report	43

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $56,177,945 and sales of $66,657,962 (excluding short-term securities).

6.   Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$461,593,829	$60,558,442	$(41,589,370)	$18,969,072

44	Semiannual Report 2012

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	45

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

46	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

2012 Semiannual Report	47

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

48	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology, Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	49

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

50	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	51

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

52	Semiannual Report 2012

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	53

NVIT Large Cap Growth Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LCG (8/12)

This page intentionally left blank

Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE

FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period — April through June 2012 — proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as

4	Semiannual Report 2012

monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

NVIT Large Cap Growth Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,111.60	3.31	0.63
	Hypothetical	[b]	1,000.00	1,021.73	3.17	0.63
Class II Shares	Actual		1,000.00	1,109.90	4.62	0.88
	Hypothetical	[b]	1,000.00	1,020.49	4.42	0.88
[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary June 30, 2012 (Unaudited)	NVIT Large Cap Growth Fund

Asset Allocation †
Common Stocks	98.4%
Mutual Fund	1.6%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Industries †††
Computers & Peripherals	8.2%
Software	8.0%
Semiconductors & Semiconductor Equipment	5.4%
Pharmaceuticals	4.8%
Chemicals	4.4%
Beverages	4.2%
Communications Equipment	4.0%
Specialty Retail	3.9%
Biotechnology	3.9%
Internet Software & Services	3.8%
Other Industries	49.4%

100.0%

Top Holdings †††
Apple, Inc.	8.2%
Oracle Corp.	3.1%
Philip Morris International, Inc.	3.1%
PepsiCo, Inc.	3.0%
Google, Inc., Class A	2.9%
QUALCOMM, Inc.	2.8%
Union Pacific Corp.	2.0%
Caterpillar, Inc.	1.9%
Schlumberger Ltd.	1.8%
Monsanto Co.	1.8%
Other Holdings	69.4%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 1.4%
Precision Castparts Corp.	113,000	$18,587,370

Air Freight & Logistics 1.4%
FedEx Corp.	198,370	18,172,676

Auto Components 1.4%
Delphi Automotive PLC*	406,250	10,359,375
Johnson Controls, Inc.	311,840	8,641,086

		19,000,461

Beverages 4.2%
Coca-Cola Enterprises, Inc.	593,100	16,630,524
PepsiCo, Inc.	565,760	39,976,602

		56,607,126

Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.*	98,890	9,819,777
Biogen Idec, Inc.*	106,680	15,402,458
Gilead Sciences, Inc.*	357,770	18,346,446
Vertex Pharmaceuticals, Inc.*	147,820	8,266,094

		51,834,775

Capital Markets 0.5%
T. Rowe Price Group, Inc.	110,680	6,968,413

Chemicals 4.4%
Eastman Chemical Co.	347,880	17,522,716
Monsanto Co.	289,680	23,979,710
PPG Industries, Inc.	165,840	17,598,941

		59,101,367

Communications Equipment 4.0%
F5 Networks, Inc.*	156,660	15,597,069
QUALCOMM, Inc.	684,260	38,099,597

		53,696,666

Computers & Peripherals 8.2%
Apple, Inc.*	187,670	109,599,280

Construction & Engineering 1.3%
Fluor Corp.	347,140	17,127,888

Consumer Finance 1.1%
Discover Financial Services	421,680	14,581,694

Diversified Financial Services 1.3%
IntercontinentalExchange, Inc.*	52,710	7,167,506
Moody’s Corp.	259,870	9,498,248

		16,665,754

Energy Equipment & Services 2.6%
National Oilwell Varco, Inc.	159,010	10,246,605
Schlumberger Ltd.	373,720	24,258,165

		34,504,770

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 3.3%
Wal-Mart Stores, Inc.	310,110	$21,620,869
Whole Foods Market, Inc.	231,110	22,029,405

		43,650,274

Health Care Equipment & Supplies 0.8%
St. Jude Medical, Inc.	269,880	10,770,911

Health Care Providers & Services 1.5%
McKesson Corp.	216,140	20,263,125

Health Care Technology 0.9%
Cerner Corp.*	145,130	11,996,446

Hotels, Restaurants & Leisure 2.0%
Royal Caribbean Cruises Ltd.	357,330	9,301,300
Starbucks Corp.	331,140	17,656,385

		26,957,685

Household Durables 1.0%
Newell Rubbermaid, Inc.	745,680	13,526,635

Household Products 0.8%
Energizer Holdings, Inc.*	131,930	9,927,732

Industrial Conglomerates 1.6%
Danaher Corp.	416,160	21,673,613

Information Technology Services 3.5%
MasterCard, Inc., Class A	47,700	20,516,247
Paychex, Inc.	379,720	11,927,005
Teradata Corp.*	193,830	13,957,698

		46,400,950

Internet & Catalog Retail 3.0%
Amazon.com, Inc.*	98,120	22,405,702
priceline.com, Inc.*	27,100	18,008,492

		40,414,194

Internet Software & Services 3.8%
Google, Inc., Class A*	67,040	38,887,893
LinkedIn Corp., Class A*	116,830	12,415,524

		51,303,417

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	206,460	8,101,490

Machinery 3.2%
Caterpillar, Inc.	306,090	25,990,102
Eaton Corp.	433,720	17,188,323

		43,178,425

Media 2.2%
News Corp., Class A	597,360	13,315,154
Viacom, Inc., Class B	329,630	15,499,203

		28,814,357

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 2.6%
Dollar General Corp.*	194,110	$10,557,643
Macy's, Inc.	426,580	14,653,023
Nordstrom, Inc.	188,020	9,342,714

		34,553,380

Oil, Gas & Consumable Fuels 1.5%
EOG Resources, Inc.	224,770	20,254,025

Personal Products 0.7%
Avon Products, Inc.	564,820	9,155,732

Pharmaceuticals 4.8%
Allergan, Inc.	154,330	14,286,328
Bristol-Myers Squibb Co.	479,480	17,237,306
Merck & Co., Inc.	184,230	7,691,603
Perrigo Co.	93,750	11,055,937
Watson Pharmaceuticals, Inc.*	189,500	14,021,105

		64,292,279

Road & Rail 2.0%
Union Pacific Corp.	228,660	27,281,425

Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	479,250	18,053,348
Broadcom Corp., Class A*	382,830	12,939,654
Skyworks Solutions, Inc.*	281,190	7,696,170
Texas Instruments, Inc.	792,780	22,744,858
Xilinx, Inc.	304,610	10,225,758

		71,659,788

Software 8.0%
Citrix Systems, Inc.*	178,350	14,970,699
Intuit, Inc.	274,880	16,314,128
Oracle Corp.	1,374,840	40,832,748
Red Hat, Inc.*	290,280	16,395,015
Salesforce.com, Inc.*	76,670	10,600,394
VMware, Inc., Class A*	89,760	8,171,750

		107,284,734

Specialty Retail 3.9%
Dick's Sporting Goods, Inc.	187,610	9,005,280
Home Depot, Inc. (The)	448,190	23,749,588
Limited Brands, Inc.	204,580	8,700,788
Ross Stores, Inc.	176,790	11,044,071

		52,499,727

Textiles, Apparel & Luxury Goods 2.5%
Michael Kors Holdings Ltd.*	156,250	6,537,500
PVH Corp.	181,500	14,118,885
Under Armour, Inc., Class A*	129,750	12,258,780

		32,915,165

Common Stocks (continued)

	Shares	Market Value

Tobacco 3.1%
Philip Morris International, Inc.	466,600	$40,715,516

Total Common Stocks (cost $1,161,872,468)		1,314,039,265

Mutual Fund 1.6%
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	21,718,824	21,718,824

Total Mutual Fund (cost $21,718,824)		21,718,824

Total Investments (cost $1,183,591,292) (b) — 100.0%		1,335,758,089

Liabilities in excess of other assets — 0.0%†		(200,598)

NET ASSETS — 100.0%		$1,335,557,491

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%

Ltd.	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund
Assets:
Investments, at value (cost $1,183,591,292)	$1,335,758,089
Dividends receivable	1,367,612
Receivable for investments sold	3,599,670
Receivable for capital shares issued	39,420
Reclaims receivable	308,745
Prepaid expenses	15,121

Total Assets	1,341,088,657

Liabilities:
Payable for investments purchased	3,586,643
Payable for capital shares redeemed	1,185,997
Accrued expenses and other payables:
Investment advisory fees	459,395
Fund administration fees	33,432
Distribution fees	56,638
Administrative servicing fees	148,999
Accounting and transfer agent fees	133
Trustee fees	620
Custodian fees	7,447
Compliance program costs (Note 3)	1,101
Professional fees	19,530
Printing fees	31,231

Total Liabilities	5,531,166

Net Assets	$1,335,557,491

Represented by:
Capital	$1,222,919,232
Accumulated undistributed net investment income	4,547,839
Accumulated net realized losses from investment transactions	(44,064,154)
Net unrealized appreciation/(depreciation) from investments	152,166,797
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(12,223)

Net Assets	$1,335,557,491

Net Assets:
Class I Shares	$1,055,632,173
Class II Shares	279,925,318

Total	$1,335,557,491

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	64,649,255
Class II Shares	17,210,964

Total	81,860,219

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.33
Class II Shares	$16.26

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$8,889,664
Other income	350

Total Income	8,890,014

EXPENSES:
Investment advisory fees	3,461,249
Fund administration fees	212,143
Distribution fees Class II Shares	364,236
Administrative servicing fees Class I Shares	819,841
Administrative servicing fees Class II Shares	218,544
Professional fees	35,530
Printing fees	36,912
Trustee fees	28,000
Custodian fees	24,583
Accounting and transfer agent fees	447
Compliance program costs (Note 3)	2,832
Other	23,296

Total expenses before earnings credit, fees waived and expenses reimbursed	5,227,613

Earnings credit (Note 4)	(99)
Investment advisory fees waived (Note 3)	(131,182)
Expenses reimbursed by adviser (Note 3)	(363,352)

Net Expenses	4,732,980

NET INVESTMENT INCOME	4,157,034

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	48,464,006
Net change in unrealized appreciation/(depreciation) from investments	93,556,732
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,237)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	93,553,495

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	142,017,501

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$146,174,535

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$4,157,034	$10,719,300
Net realized gains/(losses) from investment transactions	48,464,006	(91,519,075)
Net change in unrealized appreciation from investments and translations of assets and liabilities denominated in foreign currencies	93,553,495	54,362,327

Change in net assets resulting from operations	146,174,535	(26,437,448)

Distributions to Shareholders From:
Net investment income:
Class I	–	(7,912,174)
Class II	–	(1,337,810)
Net realized gains:
Class I	–	(4,102,513)
Class II	–	(1,111,648)

Change in net assets from shareholder distributions	–	(14,464,145)

Change in net assets from capital transactions	(124,446,677)	(332,199,405)

Change in net assets	21,727,858	(373,100,998)

Net Assets:
Beginning of period	1,313,829,633	1,686,930,631

End of period	$1,335,557,491	$1,313,829,633

Accumulated undistributed net investment income at end of period	$4,547,839	$390,805

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,975,907	$6,250,166
Dividends reinvested	–	12,014,687
Cost of shares redeemed	(97,592,516)	(273,334,946)

Total Class I	(94,616,609)	(255,070,093)

Class II Shares
Proceeds from shares issued	1,574,565	1,597,467
Dividends reinvested	–	2,449,458
Cost of shares redeemed	(31,404,633)	(81,176,237)

Total Class II	(29,830,068)	(77,129,312)

Change in net assets from capital transactions	$(124,446,677)	$(332,199,405)

12	Semiannual Report 2012

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	183,165	408,177
Reinvested	–	807,560
Redeemed	(5,992,522)	(17,844,230)

Total Class I Shares	(5,809,357)	(16,628,493)

Class II Shares
Issued	98,079	117,449
Reinvested	–	165,690
Redeemed	(1,931,285)	(5,316,658)

Total Class II Shares	(1,833,206)	(5,033,519)

Total change in shares	(7,642,563)	(21,662,012)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$14.69	0.05	1.59	1.64	–	–	–	$16.33	11.16%		$1,055,632,173	0.63%	0.65%		0.70%	31.32%
Year Ended December 31, 2011(e)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23%	)	$1,034,868,666	0.65%	0.77%		0.72%	94.50%
Year Ended December 31, 2010(e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%		$1,322,344,042	0.64%	(0.24%	)	0.72%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%		$7,000,118	0.65%	0.29%		1.44%	29.72%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$14.65	0.03	1.58	1.61	–	–	–	$16.26	10.99%		$279,925,318	0.88%	0.40%		0.95%	31.32%
Year Ended December 31, 2011(e)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50%	)	$278,960,967	0.90%	0.51%		0.97%	94.50%
Year Ended December 31, 2010(e)	$14.07	(0.06)	1.23	1.17	–	(0.10)	(0.10)	$15.14	8.52%		$364,586,589	0.88%	(0.41%	)	1.03%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	–	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%		$1,695,645	0.89%	0.02%		1.94%	29.72%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

16	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,314,039,265	$—	$—	$1,314,039,265
Mutual Fund	21,718,824	—	—	21,718,824
Total	$1,335,758,089	$—	$—	$1,335,758,089
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

18	Semiannual Report 2012

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2013.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012 , the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Six Months Ended June 30, 2012 Amount	Total
$30,715	$95,602	$1,092,349	$363,352	$1,582,018

(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $131,182 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $2,832.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2012, NFS received $1,038,385 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08 % per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $429,300,699 and sales of $564,751,365 (excluding short-term securities).

20	Semiannual Report 2012

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $19,046 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,190,460,508	$171,207,787	$(25,910,206)	$145,297,581

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	21

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

22	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of
Dentsply
International, Inc.
				(dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	25

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	29

Templeton NVIT International Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering
-0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank

4	Semiannual Report 2012

extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

Templeton NVIT International Value Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period ($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class III Shares	Actual		1,000.00	1,016.90	5.01	1.00
	Hypothetical	[b]	1,000.00	1,019.89	5.02	1.00

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	Templeton NVIT International Value Fund
June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.4%
Mutual Fund	2.7%
Repurchase Agreement	1.1%
Liabilities in excess of other assets	(1.2%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	12.1%
Commercial Banks	11.5%
Pharmaceuticals	10.7%
Diversified Telecommunication Services	9.8%
Insurance	6.9%
Semiconductors & Semiconductor Equipment	6.2%
Industrial Conglomerates	4.7%
Wireless Telecommunication Services	4.4%
Software	2.4%
Real Estate Management & Development	1.8%
Other Industries *	29.5%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	2.7%
Vodafone Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.5%
Telenor ASA	2.4%
SAP AG	2.4%
GlaxoSmithKline PLC	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sanofi	2.2%
DBS Group Holdings Ltd.	2.1%
China Mobile Ltd.	1.9%
Other Holdings *	76.5%

100.0%

Top Countries ††
United Kingdom	16.1%
Germany	12.8%
France	10.5%
Netherlands	7.9%
Hong Kong	6.6%
Switzerland	6.6%
South Korea	5.3%
Norway	4.3%
Singapore	3.9%
Spain	3.8%
Other Countries *	22.2%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Percentages indicated are based upon total investments as of June 30, 2012.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.4%

	Shares	Market Value

AUSTRIA 0.4%
Diversified Telecommunication Services 0.4%
Telekom Austria AG	81,993	$805,902

BELGIUM 0.3%
Commercial Banks 0.3%
KBC Groep NV	33,359	705,457

BRAZIL 1.3%
Metals & Mining 0.3%
Vale SA — Preference Shares, ADR	36,100	704,311

Oil, Gas & Consumable Fuels 1.0%
Petroleo Brasileiro SA — Preference Shares, ADR	125,360	2,274,030

		2,978,341

CANADA 2.2%
Oil, Gas & Consumable Fuels 2.2%
Husky Energy, Inc.	80,800	2,019,801
Talisman Energy, Inc.	242,000	2,773,932

		4,793,733

CHINA 2.3%
Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	6,846,000	3,005,019

Insurance 1.0%
China Life Insurance Co., Ltd., H Shares	809,000	2,130,505

		5,135,524

FRANCE 10.6%
Auto Components 1.8%
Cie Generale des Etablissements Michelin, Class B	59,470	3,890,906

Commercial Banks 0.7%
BNP Paribas SA	42,360	1,633,178

Diversified Telecommunication Services 2.2%
France Telecom SA (a)	214,230	2,816,782
Vivendi SA	115,195	2,140,426

		4,957,208

Electrical Equipment 0.4%
Alstom SA (a)	27,850	881,133

Insurance 1.1%
AXA SA	175,444	2,345,460

Multi-Utilities 0.6%
GDF Suez	56,710	1,352,411

Oil, Gas & Consumable Fuels 1.6%
Total SA (a)	80,450	3,620,969

Pharmaceuticals 2.2%
Sanofi	64,780	4,903,902

		23,585,167

Common Stocks (continued)

	Shares	Market Value

GERMANY 13.0%
Air Freight & Logistics 1.8%
Deutsche Post AG REG	222,750	$3,941,222

Electric Utilities 1.3%
E.ON AG	128,480	2,776,342

Industrial Conglomerates 1.7%
Siemens AG REG	45,480	3,821,556

Insurance 1.1%
Muenchener Rueckversicherungs AG REG	17,190	2,425,581

Pharmaceuticals 3.3%
Bayer AG REG	48,797	3,516,279
Merck KGaA	38,780	3,872,822

		7,389,101

Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG	442,070	2,992,023

Software 2.5%
SAP AG	92,040	5,450,189

		28,796,014

HONG KONG 6.7%
Industrial Conglomerates 1.6%
Citic Pacific Ltd.	999,940	1,526,199
Hutchison Whampoa Ltd.	233,000	2,021,020

		3,547,219

Insurance 1.3%
AIA Group Ltd.	855,000	2,953,221

Real Estate Management & Development 1.9%
Cheung Kong Holdings Ltd.	152,000	1,876,638
Swire Pacific Ltd., Class A	162,000	1,884,198
Swire Properties Ltd.	113,400	341,503

		4,102,339

Wireless Telecommunication Services 1.9%
China Mobile Ltd.	393,000	4,314,154

		14,916,933

INDIA 1.2%
Commercial Banks 1.2%
ICICI Bank Ltd., ADR	80,980	2,624,562

IRELAND 0.8%
Construction Materials 0.8%
CRH PLC	95,870	1,849,627

ITALY 3.0%
Commercial Banks 1.6%
Intesa Sanpaolo SpA (a)	1,263,416	1,798,153
UniCredit SpA*	471,099	1,786,223

		3,584,376

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Oil, Gas & Consumable Fuels 1.4%
Eni SpA	141,946	$3,015,665

		6,600,041

JAPAN 2.5%
Automobiles 1.8%
Nissan Motor Co., Ltd.	138,800	1,318,008
Toyota Motor Corp.	66,600	2,688,124

		4,006,132

Trading Companies & Distributors 0.7%
ITOCHU Corp.	141,000	1,482,003

		5,488,135

NETHERLANDS 8.0%
Chemicals 0.8%
Akzo Nobel NV	38,380	1,806,340

Diversified Financial Services 1.4%
ING Groep NV, CVA*	469,796	3,149,560

Energy Equipment & Services 0.4%
SBM Offshore NV*	57,882	802,144

Food Products 1.6%
Unilever NV, CVA	105,340	3,518,931

Industrial Conglomerates 1.4%
Koninklijke Philips Electronics NV	158,020	3,113,892

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,811,884

Professional Services 0.7%
Randstad Holding NV	50,140	1,478,474

		17,681,225

NORWAY 4.3%
Diversified Telecommunication Services 2.5%
Telenor ASA	326,960	5,466,214

Oil, Gas & Consumable Fuels 1.8%
Statoil ASA	172,750	4,119,834

		9,586,048

PORTUGAL 0.5%
Diversified Telecommunication Services 0.5%
Portugal Telecom SGPS SA REG	276,810	1,212,330

SINGAPORE 3.9%
Commercial Banks 2.1%
DBS Group Holdings Ltd.	420,361	4,643,178

Diversified Telecommunication Services 1.8%
Singapore Telecommunications Ltd.	1,536,000	4,022,419

		8,665,597

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 5.4%
Commercial Banks 1.0%
KB Financial Group, Inc., ADR	70,035	$2,289,444

Household Durables 0.8%
LG Electronics, Inc.	32,963	1,776,131

Metals & Mining 1.1%
POSCO	7,375	2,361,122

Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co., Ltd., GDR REG	9,900	5,292,921
Samsung Electronics Co., Ltd., GDR REG	500	262,147

		5,555,068

		11,981,765

SPAIN 3.8%
Commercial Banks 1.2%
Banco Santander SA	394,110	2,607,138

Diversified Telecommunication Services 1.2%
Telefonica SA	203,445	2,678,038

Oil, Gas & Consumable Fuels 1.0%
Repsol YPF SA	146,265	2,351,226

Specialty Retail 0.4%
Industria de Diseno Textil SA	8,780	907,547

		8,543,949

SWEDEN 1.4%
Communications Equipment 1.4%
Telefonaktiebolaget LM Ericsson, Class B	332,200	3,039,538

SWITZERLAND 6.6%
Capital Markets 1.2%
Credit Suisse Group AG REG*	56,080	1,026,098
UBS AG REG*	132,590	1,552,629

		2,578,727

Insurance 1.5%
Swiss Re AG*	54,970	3,465,408

Pharmaceuticals 2.8%
Novartis AG REG	40,810	2,281,741
Roche Holding AG	22,940	3,962,495

		6,244,236

Professional Services 1.1%
Adecco SA REG*	55,940	2,487,641

		14,776,012

TAIWAN 2.9%
Computers & Peripherals 0.5%
Compal Electronics, Inc., GDR (b)	208,952	956,143

Semiconductors & Semiconductor Equipment 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.*	1,969,214	5,390,661

		6,346,804

2012 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2012 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 16.3%
Aerospace & Defense 1.5%
BAE Systems PLC	719,920	$3,263,852

Airlines 0.9%
International Consolidated Airlines Group SA*	806,590	2,018,786

Commercial Banks 3.4%
HSBC Holdings PLC	384,400	3,400,813
Lloyds Banking Group PLC*	3,459,960	1,690,221
Standard Chartered PLC	117,170	2,545,282

		7,636,316

Food & Staples Retailing 0.9%
Tesco PLC	411,710	2,000,838

Insurance 0.9%
Aviva PLC	477,280	2,043,690

Multiline Retail 1.0%
Marks & Spencer Group PLC	429,100	2,188,256

Oil, Gas & Consumable Fuels 1.5%
BP PLC	494,650	3,303,371

Pharmaceuticals 2.4%
GlaxoSmithKline PLC	237,920	5,404,123

Specialty Retail 1.2%
Kingfisher PLC	602,990	2,720,099

Wireless Telecommunication Services 2.6%
Vodafone Group PLC	2,018,880	5,674,578

		36,253,909

Total Common Stocks (cost $211,331,480)		216,366,613

Mutual Fund 2.7%
Money Market Fund 2.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (c)	6,043,800	6,043,800

Total Mutual Fund (cost $6,043,800)		6,043,800

Repurchase Agreement 1.1%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.17%, dated 06/29/12, due 07/02/12, repurchase price $2,470,535, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63%-10.75%, maturing 09/15/13-06/20/42; total market value $2,519,910. (d)	$2,470,500	$2,470,500

Total Repurchase Agreement (cost $2,470,500)		2,470,500

Repurchase Agreement (continued)

Principal Amount	Market Value

Total Investments (cost $219,845,780) (e) — 101.2%	$224,880,913

Liabilities in excess of other assets — (1.2)%	(2,747,221)

NET ASSETS — 100.0%	$222,133,692

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2012. The total value of securities on loan at June 30, 2012 was $8,831,493, which was collateralized by a repurchase agreement with a value of $2,470,500 and $6,498,947 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 4.63% and maturity dates ranging from 11/15/14 to 02/15/40, a total value of $8,969,447.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2012 was $956,143 which represents 0.43% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2012.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2012 was $2,470,500.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2012

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investments, at value* (cost $217,375,280)	$222,410,413
Repurchase agreement, at value and cost	2,470,500

Total Investments	224,880,913

Cash	41,091
Foreign currencies, at value (cost $67,640)	68,207
Dividends receivable	556,159
Security lending income receivable	39,885
Receivable for capital shares issued	1,316
Reclaims receivable	237,596
Prepaid expenses	3,496

Total Assets	225,828,663

Liabilities:
Payable for capital shares redeemed	955,588
Payable upon return of securities loaned (Note 2)	2,470,500
Accrued expenses and other payables:
Investment advisory fees	130,790
Fund administration fees	10,326
Administrative servicing fees	96,675
Accounting and transfer agent fees	1,041
Trustee fees	77
Custodian fees	1,394
Compliance program costs (Note 3)	339
Professional fees	8,852
Printing fees	16,847
Other	2,542

Total Liabilities	3,694,971

Net Assets	$222,133,692

Represented by:
Capital	$209,701,874
Accumulated undistributed net investment income	5,195,962
Accumulated net realized gains from investment and foreign currency transactions	2,205,198
Net unrealized appreciation/(depreciation) from investments	5,035,133
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,475)

Net Assets	$222,133,692

Net Assets:
Class III Shares	$222,133,692

Total	$222,133,692

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	20,556,508

Total	20,556,508

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$10.81

*	Includes value of securities on loan of $8,831,493 (Note 2).

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$6,530,339
Income from securities lending (Note 2)	270,423
Interest income	61
Foreign tax withholding	(587,904)

Total Income	6,212,919

EXPENSES:
Investment advisory fees	865,074
Fund administration fees	64,140
Administrative servicing fees Class III Shares	173,016
Professional fees	21,023
Printing fees	14,074
Trustee fees	4,763
Custodian fees	4,568
Accounting and transfer agent fees	2,200
Compliance program costs (Note 3)	329
Other	5,225

Total expenses before earnings credit	1,154,412

Earnings credit (Note 5)	(14)

Net Expenses	1,154,398

NET INVESTMENT INCOME	5,058,521

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,816,148)
Net realized losses from foreign currency transactions (Note 2)	(44,819)

Net realized losses from investment and foreign currency transactions	(1,860,967)

Net change in unrealized appreciation/(depreciation) from investments	910,426
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,299

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	914,725

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(946,242)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,112,279

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$5,058,521	$6,574,571
Net realized gains/(losses) from investment and foreign currency transactions	(1,860,967)	4,143,276
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	914,725	(37,237,927)

Change in net assets resulting from operations	4,112,279	(26,520,080)

Distributions to Shareholders From:
Net investment income:
Class III	–	(6,778,826)
Net realized gains:
Class III	–	(249,427)

Change in net assets from shareholder distributions	–	(7,028,253)

Change in net assets from capital transactions	(10,712,168)	27,040,817

Change in net assets	(6,599,889)	(6,507,516)

Net Assets:
Beginning of period	228,733,581	235,241,097

End of period	$222,133,692	$228,733,581

Accumulated undistributed net investment income at end of period	$5,195,962	$137,441

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$1,766,829	$40,930,215
Dividends reinvested	–	7,028,253
Cost of shares redeemed	(12,478,997)	(20,917,651)

Total Class III	(10,712,168)	27,040,817

Change in net assets from capital transactions	$(10,712,168)	$27,040,817

SHARE TRANSACTIONS:
Class III Shares
Issued	161,632	3,767,812
Reinvested	–	635,094
Redeemed	(1,123,177)	(1,709,585)

Total Class III Shares	(961,545)	2,693,321

Total change in shares	(961,545)	2,693,321

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class III Shares
Six Months Ended June 30, 2012 (Unaudited)(d)	$10.63	0.24	(0.06)	0.18	–	–	–	–	$10.81	1.69%	$222,133,692	1.00%	4.39%	1.00%	6.19%
Year Ended December 31, 2011(d)	$12.50	0.34	(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43)%	$228,733,581	0.99%	2.77%	0.99%	5.40%
Year Ended December 31, 2010(d)	$13.90	0.27	0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%	$235,241,097	0.99%	2.01%	0.99%	13.39%
Period Ended December 31, 2009(d)(e)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%	$329,541,495	1.00%	0.94%	1.00%	13.06%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

2012 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded and are generally categorized as Level 1 investments within the hierarchy, or at fair value and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16	Semiannual Report 2012

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$3,263,852	$—	$3,263,852
Air Freight & Logistics	—	3,941,222	—	3,941,222
Airlines	—	2,018,786	—	2,018,786
Auto Components	—	3,890,906	—	3,890,906
Automobiles	—	4,006,132	—	4,006,132
Capital Markets	1,552,629	1,026,098	—	2,578,727
Chemicals	—	1,806,340	—	1,806,340
Commercial Banks	4,914,006	20,809,643	—	25,723,649
Communications Equipment	—	3,039,538	—	3,039,538
Computers & Peripherals	—	956,143	—	956,143
Construction Materials	—	1,849,627	—	1,849,627
Diversified Financial Services	—	3,149,560	—	3,149,560
Diversified Telecommunication Services	—	22,147,130	—	22,147,130
Electric Utilities	—	2,776,342	—	2,776,342
Electrical Equipment	—	881,133	—	881,133
Energy Equipment & Services	—	802,144	—	802,144
Food & Staples Retailing	—	2,000,838	—	2,000,838
Food Products	—	3,518,931	—	3,518,931
Household Durables	—	1,776,131	—	1,776,131
Industrial Conglomerates	—	10,482,667	—	10,482,667
Insurance	—	15,363,865	—	15,363,865
Metals & Mining	704,311	2,361,122	—	3,065,433
Multiline Retail	—	2,188,256	—	2,188,256
Multi-Utilities	—	1,352,411	—	1,352,411
Oil, Gas & Consumable Fuels	10,879,647	16,411,065	—	27,290,712
Pharmaceuticals	—	23,941,362	—	23,941,362
Professional Services	—	3,966,115	—	3,966,115
Real Estate Management & Development	—	4,102,339	—	4,102,339
Semiconductors & Semiconductor Equipment	262,147	13,675,605	—	13,937,752
Software	—	5,450,189	—	5,450,189
Specialty Retail	—	3,627,646	—	3,627,646
Trading Companies & Distributors	—	1,482,003	—	1,482,003
Wireless Telecommunication Services	—	9,988,732	—	9,988,732
Total Common Stocks	18,312,740	198,053,873	—	216,366,613
Mutual Fund	6,043,800	—	—	6,043,800
Repurchase Agreement	—	2,470,500	—	2,470,500
Total	$24,356,540	$200,524,373	$—	$224,880,913

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

During the six months ended June 30, 2012, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

During the six months ended June 30, 2012, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

18	Semiannual Report 2012

As of June 30, 2012, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$8,831,493	$8,969,447	*

*	Includes $6,498,947 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 4.63% and maturity dates ranging from 11/15/14 to 02/15/40.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Trust’s Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until at least April 30, 2013.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2012, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2012, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20	Semiannual Report 2012

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $329.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

For the six months ended June 30, 2012, NFS received $173,016 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,449.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $11,589.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $13,878,829 and sales of $16,988,701 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $0 of brokerage commissions.

22	Semiannual Report 2012

10.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$219,864,988	$29,062,770	$(24,046,845)	$5,015,925

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2012 Semiannual Report	23

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

24	Semiannual Report 2012

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

2012 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

26	Semiannual Report 2012

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

28	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

30	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2012 Semiannual Report	31

Van Kampen NVIT Comstock Value Fund

SemiannualReport

June 30, 2012 (Unaudited)

Contents

1	Message to Shareholders

4	Summary of Market Environment

8	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/12)

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Message to Shareholders

June 30, 2012

Dear Fellow Shareholder,

At Nationwide we strive to make our customers our first priority. That’s why, in everything we do, we think about your well-being and future needs. It’s a simple, common-sense solution and is all about trust — building trust, earning trust, keeping trust.

I recently had the opportunity to reconnect with a high school friend, now a successful corporate attorney, with whom I had lost touch for many years. After we shared updates about our families and old friends, our conversation turned to the economic challenges the United States has worked to overcome during the past three years. We noted that the country’s economic and financial market recovery has been slow, uneven and, at times, puzzling. Housing values remain depressed and unemployment levels continue to be stubbornly high. Corporate balance sheets are strong, yet capital is not used to invest in technology and jobs that could stimulate economic growth. Volatility persists as global events shape market movements and investment returns. We agreed that the statistics are not uplifting and making progress has been difficult.

One of the root causes of it all, we concluded, is that some institutions continue to assume customer trust instead of earning it. The simple yet profound response to this is to put other peoples’ needs first. Every day we work to deserve your trust. Our customer-centric approach drives us as we help you prepare to reach your financial goals and live in retirement.

Yes, the economic environment is uncertain and still volatile. However, you can be confident that Nationwide is committed to putting you first. You can count on it. This is Nationwide, a customer-owned company with an 80-year history and a consistent record of taking care of customers.

Thank you for entrusting your investments to Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2012 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of S&P 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

2	Semiannual Report 2012

Conference Board Consumer Confidence Index® (CCI): A monthly, household survey-based measure of U.S. consumers’ perceptions about current business and employment conditions as well as their six-month outlook on business and employment conditions and total family income; serves as a leading U.S. economic indicator.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%),

each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2012 Semiannual Report	3

Summary of Market Environment

June 30, 2012

Here is a look at economic news for the six-month reporting period ended June 30, 2012:

Domestic Equity Returns Were Mixed

This report covers the six-month period ended June 30, 2012. For the first three months of 2012, the S&P 500® Index (S&P 500) posted a return of 12.59%, which was the best first-quarter return since 1998. During January, the S&P 500 rose 4.48%, which was greater than its total return for all of 2011. Investors’ spirits appeared to rise in response to the month’s published positive economic news. In January, it was reported that the fourth-quarter 2011 U.S. gross domestic product (GDP) expanded by 2.8%.

Positive economic news continued during February, pushing markets even higher. Fourth-quarter 2011 GDP was revised upward to 3.0% from 2.8%, and the unemployment rate reportedly decreased during January to 8.3% from 8.5%. The Conference Board Consumer Confidence Index® bested forecasts, as did the U.S. Department of Labor’s report on payrolls. The S&P 500 rose 4.32% for February. Equity indexes outperformed again in early March, but signs of weakness in the global economy, especially in Europe and China, began to concern investors by mid-March and domestic equity indexes fell temporarily. Markets rebounded during the last week of March, however, and the S&P 500 posted a return of 3.29% for the month. Overall, during the first quarter of 2012, some investors reconsidered riskier investment vehicles, as evidenced in both the equity and fixed-income markets.

The equity markets paused in April, with the S&P 500 registering -0.63% for the month. Spain fell into a recession and Standard & Poor’s downgraded the country’s credit rating. In addition, domestic economic indicators in the United States were softer than expected. GDP came in at 2.2% for the first quarter of 2012, and the number of unemployment claims crept higher.

The status of Greece’s membership in the European Union was questionable for most of the reporting period. In May, the exit of Greece from the European Union looked more plausible as Greek elections revealed that residents had little tolerance for continued austerity measures. Spain saw its borrowing costs increase as investors questioned the financial health of the country’s banks. In the United States, domestic economic indicators added to May’s misery. First-quarter 2012 GDP was revised downward to 1.9% and the level of unemployment claims was disappointing. The S&P 500 fell 6.01% for May. Markets bounced back in June, rallying on positive news regarding the European sovereign debt crisis. It was mid-June before Greek voters demonstrated their desire to remain part of the European Union and favored the pro-bailout party. The S&P 500 rose 4.12% for June.

Germany showed signs of compromise during the European Summit in June and made efforts toward recapitalizing the ailing eurozone banking sector. While the sovereign debt crisis is far from being resolved, a breakup of the eurozone does not appear to be imminent. Meanwhile, in the United States, economic indicators were mixed. Housing-related reports turned positive during June, suggesting that the housing market has potentially hit bottom. Consumer confidence continued to weaken, however, and U.S. corporate guidance is predicting a downward trend in earnings for the second half of 2012.

Overall, the latter half of the reporting period, April through June 2012, proved to be disappointing for equity investors as the S&P 500 registered -2.75%. The sovereign debt crisis in Europe was again at the forefront of investors’ minds. Due to the continuing sovereign debt saga and subpar U.S. economic data, investors saw a return to equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®). Overall, investors again fled risk assets and sought safety in the fixed-income markets.

Fixed-income Markets Rallied

During the first three months of 2012, riskier assets within the fixed-income markets rallied. Central banks in Europe, China, India, Brazil and Russia, among others, adopted lower interest rates, which may lift some of the pressure on global economies during the remainder of 2012. High-yield credit outperformed investment-grade credit, and emerging market debt outperformed international and U.S. debt during the first quarter of 2012. The Barclays U.S. Treasury Index registered -1.29% for the quarter, while the Barclays U.S. Aggregate Bond Index returned 0.30% for the quarter.

4	Semiannual Report 2012

The fixed-income markets continued to rally during the second quarter of 2012. The Federal Reserve Bank extended “Operation Twist,” which is viewed as monetary policy accommodation to promote continued economic recovery. Investment-grade credit outperformed high-yield credit, and U.S. debt outperformed emerging market debt as well as international debt during the second quarter of 2012. The Barclays U.S. Treasury Index posted a 2.83% return for the quarter, while the Barclays U.S. Aggregate Bond Index returned 2.06% for the quarter.

International Stocks Showed Modest Gains

International stocks and emerging market stocks posted modestly positive returns during the semiannual reporting period ended June 30, 2012. Investors in international markets were still focused on the European debt crisis during the reporting period but evidently found some comfort with the sustainability of the U.S. economic recovery. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, returned 2.96%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, returned 3.93%.

Volatile Conditions Expected

We expect to see more volatility in the coming months, stemming from uncertainty about the U.S. presidential election and about the potential spread of Europe’s sovereign debt crisis to larger European economies. Investors are also concerned about what Federal Reserve Board Chairman Ben Bernanke calls the “fiscal cliff,” several major fiscal events that could happen simultaneously at the close of 2012 and the beginning of 2013. At this time the Bush-era tax cuts, the payroll tax cut and other important tax-relief provisions could expire. The first installment of the $1.2 trillion across-the-board cuts of domestic and defense programs required under last summer’s bipartisan deficit reduction agreement will also take effect. In addition, lawmakers may have to approve another increase in the debt ceiling, potentially triggering yet another federal budget-related standoff in Congress.

2012 Semiannual Report	5

Shareholder Expense Example	Van Kampen NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2012) and continued to hold your shares at the end of the reporting period (June 30, 2012).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2012 through June 30, 2012. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2012 through June 30, 2012. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2012

Van Kampen NVIT Comstock Value Fund			Beginning Account Value($) 01/01/12	Ending Account Value($) 06/30/12	Expenses Paid During Period($) 01/01/12 - 06/30/12[a]	Expense Ratio During Period (%) 01/01/12 - 06/30/12[a]
Class I Shares	Actual		1,000.00	1,083.00	4.92	0.95
	Hypothetical[b]		1,000.00	1,020.14	4.77	0.95
Class II Shares	Actual		1,000.00	1,082.40	6.21	1.20
	Hypothetical[b]		1,000.00	1,018.90	6.02	1.20
Class IV Shares	Actual		1,000.00	1,083.00	4.92	0.95
	Hypothetical	[b]	1,000.00	1,020.14	4.77	0.95

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2012 through June 30, 2012 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6	Semiannual Report 2012

Portfolio Summary	Van Kampen NVIT Comstock Value Fund

June 30, 2012 (Unaudited)

Asset Allocation †
Common Stocks	97.1%
Mutual Fund	2.9%
Liabilities in excess of other assets ††	0.0%

100.0%

Top Industries †††
Media	11.0%
Pharmaceuticals	10.4%
Oil, Gas & Consumable Fuels	8.5%
Diversified Financial Services	6.5%
Insurance	5.4%
Commercial Banks	5.3%
Capital Markets	4.0%
Health Care Providers & Services	3.9%
Energy Equipment & Services	3.8%
Food Products	3.5%
Other Industries	37.7%

100.0%

Top Holdings †††
Comcast Corp., Class A	3.8%
Fidelity Institutional Money Market Fund—Institutional Class	2.9%
JPMorgan Chase & Co.	2.7%
Allstate Corp. (The)	2.7%
Citigroup, Inc.	2.6%
Microsoft Corp.	2.6%
Pfizer, Inc.	2.6%
BP PLC	2.3%
Ingersoll-Rand PLC	2.3%
Wells Fargo & Co.	2.2%
Other Holdings	73.3%

100.0%

†	Percentages indicated are based upon net assets as of June 30, 2012.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	7

Statement of Investments

June 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.1%

	Shares	Market Value

Aerospace & Defense 1.3%
Honeywell International, Inc.	21,621	$1,207,316
Textron, Inc.	49,786	1,238,178

		2,445,494

Automobiles 1.3%
General Motors Co.*	121,917	2,404,203

Beverages 0.5%
PepsiCo, Inc.	12,662	894,697

Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	161,061	3,535,289
Goldman Sachs Group, Inc. (The)	14,831	1,421,700
Morgan Stanley	93,424	1,363,056
State Street Corp.	19,547	872,578

		7,192,623

Commercial Banks 5.3%
Fifth Third Bancorp	117,292	1,571,713
PNC Financial Services Group, Inc.	46,429	2,837,276
U.S. Bancorp	39,114	1,257,906
Wells Fargo & Co.	118,952	3,977,755

		9,644,650

Communications Equipment 0.9%
Cisco Systems, Inc.	99,591	1,709,977

Computers & Peripherals 2.1%
Dell, Inc.*	48,564	608,021
Hewlett-Packard Co.	156,627	3,149,769

		3,757,790

Diversified Financial Services 6.5%
Bank of America Corp.	257,414	2,105,646
Citigroup, Inc.	171,993	4,714,328
JPMorgan Chase & Co.	139,260	4,975,760

		11,795,734

Diversified Telecommunication Services 2.4%
AT&T, Inc.	48,397	1,725,837
Verizon Communications, Inc.	60,906	2,706,663

		4,432,500

Electric Utilities 2.5%
FirstEnergy Corp.	36,643	1,802,469
PPL Corp.	101,157	2,813,176

		4,615,645

Electrical Equipment 0.7%
Emerson Electric Co.	27,489	1,280,438

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	140,997	$1,823,091

Energy Equipment & Services 3.8%
Halliburton Co.	108,888	3,091,330
Noble Corp.*	27,593	897,600
Weatherford International Ltd.*	234,423	2,960,763

		6,949,693

Food & Staples Retailing 3.0%
CVS Caremark Corp.	74,588	3,485,497
Wal-Mart Stores, Inc.	28,044	1,955,228

		5,440,725

Food Products 3.5%
Kraft Foods, Inc., Class A	82,963	3,204,031
Unilever NV, NYRS-NL	91,696	3,058,062

		6,262,093

Health Care Providers & Services 3.9%
Cardinal Health, Inc.	39,892	1,675,464
UnitedHealth Group, Inc.	64,089	3,749,207
WellPoint, Inc.	26,595	1,696,495

		7,121,166

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	40,879	1,400,923

Household Products 0.3%
Procter & Gamble Co. (The)	9,732	596,085

Industrial Conglomerates 2.2%
General Electric Co.	187,732	3,912,335

Insurance 5.4%
Aflac, Inc.	14,740	627,777
Allstate Corp. (The)	139,893	4,908,845
MetLife, Inc.	54,778	1,689,901
Travelers Cos., Inc. (The)	39,089	2,495,442

		9,721,965

Internet Software & Services 3.4%
eBay, Inc.*	75,723	3,181,123
Yahoo!, Inc.*	187,191	2,963,234

		6,144,357

Machinery 2.3%
Ingersoll-Rand PLC	97,061	4,094,033

Media 11.0%
Comcast Corp., Class A	216,464	6,920,354
News Corp., Class B	150,126	3,380,838
Time Warner Cable, Inc.	46,359	3,806,074
Time Warner, Inc.	59,073	2,274,310

8	Semiannual Report 2012

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Viacom, Inc., Class B	76,108	$3,578,598

		19,960,174

Metals & Mining 1.0%
Alcoa, Inc.	207,941	1,819,484

Multiline Retail 1.0%
Kohl’s Corp.	8,102	368,560
Target Corp.	24,085	1,401,506

		1,770,066

Oil, Gas & Consumable Fuels 8.5%
BP PLC, ADR-UK	101,314	4,107,269
Chevron Corp.	32,494	3,428,117
Murphy Oil Corp.	52,663	2,648,422
QEP Resources, Inc.	64,647	1,937,471
Royal Dutch Shell PLC, Class A,
ADR-NL	49,016	3,305,149

		15,426,428

Paper & Forest Products 1.8%
International Paper Co.	113,400	3,278,394

Pharmaceuticals 10.4%
Bristol-Myers Squibb Co.	108,342	3,894,895
GlaxoSmithKline PLC, ADR-UK	44,160	2,012,371
Merck & Co., Inc.	92,033	3,842,378
Novartis AG REG	18,377	1,027,482
Pfizer, Inc.	202,552	4,658,696
Roche Holding AG, ADR-CH	33,469	1,446,530
Sanofi, ADR-FR	52,646	1,988,966

		18,871,318

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	51,164	1,363,521
KLA-Tencor Corp.	5,541	272,894

		1,636,415

Software 2.6%
Microsoft Corp.	153,489	4,695,229

Specialty Retail 1.8%
Lowe’s Cos., Inc.	68,004	1,934,034
Staples, Inc.	95,844	1,250,764

		3,184,798

Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR-UK	64,709	1,823,500

Total Common Stocks (cost $156,172,624)		176,106,023

Mutual Fund 2.9%

	Shares	Market Value

Money Market Fund 2.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22% (a)	5,335,394	$5,335,394

Total Mutual Fund (cost $5,335,394)		5,335,394

Total Investments (cost $161,508,018) (b) — 100.0%		181,441,417

Liabilities in excess of other assets — 0.0%†		(83,431)

NET ASSETS — 100.0%		$181,357,986

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2012.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	9

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund
Assets:
Investments, at value (cost $161,508,018)	$181,441,417
Dividends receivable	369,553
Receivable for investments sold	187,992
Receivable for capital shares issued	189,361
Prepaid expenses	3,169

Total Assets	182,191,492

Liabilities:
Payable for investments purchased	420,136
Payable for capital shares redeemed	220,859
Accrued expenses and other payables:
Investment advisory fees	99,887
Fund administration fees	9,991
Distribution fees	25,299
Administrative servicing fees	27,551
Accounting and transfer agent fees	955
Trustee fees	65
Custodian fees	1,066
Compliance program costs (Note 3)	160
Professional fees	12,329
Printing fees	15,160
Other	48

Total Liabilities	833,506

Net Assets	$181,357,986

Represented by:
Capital	$244,994,430
Accumulated undistributed net investment income	1,417,897
Accumulated net realized losses from investment and foreign currency transactions	(84,987,740)
Net unrealized appreciation/(depreciation) from investments	19,933,399

Net Assets	$181,357,986

Net Assets:
Class I Shares	$35,810,906
Class II Shares	127,556,454
Class IV Shares	17,990,626

Total	$181,357,986

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,387,471
Class II Shares	12,140,701
Class IV Shares	1,701,511

Total	17,229,683

10	Semiannual Report 2012

Van Kampen NVIT Comstock Value Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.57
Class II Shares	$10.51
Class IV Shares	$10.57

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund
INVESTMENT INCOME:
Dividend income	$2,361,798
Other income	47

Total Income	2,361,845

EXPENSES:
Investment advisory fees	639,799
Fund administration fees	61,182
Distribution fees Class II Shares	161,653
Administrative servicing fees Class I Shares	28,172
Administrative servicing fees Class II Shares	96,993
Administrative servicing fees Class IV Shares	13,876
Professional fees	12,845
Printing fees	13,194
Trustee fees	3,817
Custodian fees	3,511
Compliance program costs (Note 3)	371
Other	4,553

Total expenses before earnings credit	1,039,966

Earnings credit (Note 4)	(7)

Net Expenses	1,039,959

NET INVESTMENT INCOME	1,321,886

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,742,680
Net realized losses from foreign currency transactions (Note 2)	(148)

Net realized gains from investment and foreign currency transactions	6,742,532
Net change in unrealized appreciation/(depreciation) from investments	6,741,433

Net realized/unrealized gains from investments and foreign currency transactions	13,483,965

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,805,851

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2012

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,321,886	$2,331,577
Net realized gains from investment and foreign currency transactions	6,742,532	13,507,899
Net change in unrealized appreciation/(depreciation) from investments	6,741,433	(19,243,209)

Change in net assets resulting from operations	14,805,851	(3,403,733)

Distributions to Shareholders From:
Net investment income:
Class I	–	(527,609)
Class II	–	(1,448,793)
Class IV	–	(259,164)

Change in net assets from shareholder distributions	–	(2,235,566)

Change in net assets from capital transactions	(16,406,813)	(94,693)

Change in net assets	(1,600,962)	(5,733,992)

Net Assets:
Beginning of period	182,958,948	188,692,940

End of period	$181,357,986	$182,958,948

Accumulated undistributed net investment income at end of period	$1,417,897	$96,011

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$902,268	$4,621,184
Dividends reinvested	–	527,609
Cost of shares redeemed	(4,470,136)	(9,902,080)

Total Class I	(3,567,868)	(4,753,287)

Class II Shares
Proceeds from shares issued	1,767,068	17,556,866
Dividends reinvested	–	1,448,793
Cost of shares redeemed	(13,186,400)	(12,406,522)

Total Class II	(11,419,332)	6,599,137

Class IV Shares
Proceeds from shares issued	167,822	965,023
Dividends reinvested	–	259,164
Cost of shares redeemed	(1,587,435)	(3,164,730)

Total Class IV	(1,419,613)	(1,940,543)

Change in net assets from capital transactions	$(16,406,813)	$(94,693)

2012 Semiannual Report	13

Statements of Changes in Net Assets (Continued)

	Van Kampen NVIT Comstock Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

SHARE TRANSACTIONS:
Class I Shares
Issued	86,121	447,424
Reinvested	–	53,149
Redeemed	(424,496)	(957,279)

Total Class I Shares	(338,375)	(456,706)

Class II Shares
Issued	170,377	1,839,835
Reinvested	–	146,963
Redeemed	(1,277,226)	(1,220,325)

Total Class II Shares	(1,106,849)	766,473

Class IV Shares
Issued	15,967	96,820
Reinvested	–	26,116
Redeemed	(151,607)	(311,120)

Total Class IV Shares	(135,640)	(188,184)

Total change in shares	(1,580,864)	121,583

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2012

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.76	0.08	0.73	0.81	–	–	–	$10.57	8.30%	$35,810,906	0.95%	1.60%	0.95%	7.46%
Year Ended December 31, 2011(e)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32)%	$36,364,938	0.96%	1.39%	0.96%	25.55%
Year Ended December 31, 2010(e)	$8.88	0.11	1.28	1.39	(0.14)	–	(0.14)	$10.13	15.77%	$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(e)	$6.99	0.11	1.86	1.97	(0.08)	–	(0.08)	$8.88	28.55%	$43,338,047	0.96%	1.52%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99)%	$44,542,409	0.94%	2.03%	0.94%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22)%	$93,367,104	0.87%	1.78%	0.87%	29.74%

Class II Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.71	0.07	0.73	0.80	–	–	–	$10.51	8.24%	$127,556,454	1.20%	1.35%	1.20%	7.46%
Year Ended December 31, 2011(e)	$10.08	0.12	(0.38)	(0.26)	(0.11)	–	(0.11)	$9.71	(2.55)%	$128,660,247	1.18%	1.19%	1.18%	25.55%
Year Ended December 31, 2010(e)	$8.84	0.09	1.27	1.36	(0.12)	–	(0.12)	$10.08	15.45%	$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009(e)	$6.96	0.09	1.86	1.95	(0.07)	–	(0.07)	$8.84	28.27%	$85,611,402	1.24%	1.30%	1.24%	36.39%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22)%	$86,316,563	1.28%	1.68%	1.28%	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61)%	$316,794,259	1.21%	1.42%	1.21%	29.74%

Class IV Shares
Six Months Ended June 30, 2012 (Unaudited)(e)	$9.76	0.08	0.73	0.81	–	–	–	$10.57	8.30%	$17,990,626	0.95%	1.60%	0.95%	7.46%
Year Ended December 31, 2011(e)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32)%	$17,933,763	0.95%	1.40%	0.95%	25.55%
Year Ended December 31, 2010(e)	$8.89	0.11	1.27	1.38	(0.14)	–	(0.14)	$10.13	15.64%	$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(e)	$6.99	0.11	1.87	1.98	(0.08)	–	(0.08)	$8.89	28.69%	$21,235,639	0.96%	1.56%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96)%	$27,221,697	0.90%	2.07%	0.90%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19)%	$48,991,872	0.83%	1.81%	0.83%	29.74%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2012 Semiannual Report	15

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2012, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when marketprices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

16	Semiannual Report 2012

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based upon the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities may be fair valued under procedures approved by the Board of Trustees in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser NFA, or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affect the value of domestic or foreign securities. A fair value determination may also take into account other factors, including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

2012 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,445,494	$—	$—	$2,445,494
Automobiles	2,404,203	—	—	2,404,203
Beverages	894,697	—	—	894,697
Capital Markets	7,192,623	—	—	7,192,623
Commercial Banks	9,644,650	—	—	9,644,650
Communications Equipment	1,709,977	—	—	1,709,977
Computers & Peripherals	3,757,790	—	—	3,757,790
Diversified Financial Services	11,795,734	—	—	11,795,734
Diversified Telecommunication Services	4,432,500	—	—	4,432,500
Electric Utilities	4,615,645	—	—	4,615,645
Electrical Equipment	1,280,438	—	—	1,280,438
Electronic Equipment, Instruments & Components	1,823,091	—	—	1,823,091
Energy Equipment & Services	6,949,693	—	—	6,949,693
Food & Staples Retailing	5,440,725	—	—	5,440,725
Food Products	6,262,093	—	—	6,262,093
Health Care Providers & Services	7,121,166	—	—	7,121,166
Hotels, Restaurants & Leisure	1,400,923	—	—	1,400,923
Household Products	596,085	—	—	596,085
Industrial Conglomerates	3,912,335	—	—	3,912,335
Insurance	9,721,965	—	—	9,721,965
Internet Software & Services	6,144,357	—	—	6,144,357
Machinery	4,094,033	—	—	4,094,033
Media	19,960,174	—	—	19,960,174
Metals & Mining	1,819,484	—	—	1,819,484
Multiline Retail	1,770,066	—	—	1,770,066
Oil, Gas & Consumable Fuels	15,426,428	—	—	15,426,428
Paper & Forest Products	3,278,394	—	—	3,278,394
Pharmaceuticals	17,843,836	1,027,482	—	18,871,318
Semiconductors & Semiconductor Equipment	1,636,415	—	—	1,636,415
Software	4,695,229	—	—	4,695,229
Specialty Retail	3,184,798	—	—	3,184,798
Wireless Telecommunication Services	1,823,500	—	—	1,823,500
Total Common Stocks	$175,078,541	$1,027,482	$—	$176,106,023
Mutual Fund	5,335,394	—	—	5,335,394
Total	$180,413,935	$1,027,482	$—	$181,441,417

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2.

For the six months ended June 30, 2012, the Fund had no investments categorized as Level 3 investments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

18	Semiannual Report 2012

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), effective in the current tax year, updates several tax provisions related to RICs and their shareholders. Under the Modernization Act, capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year which may cause all or a portion of the Fund’s pre-enactment capital loss carryovers to expire unutilized. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of

2012 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2012, the Fund’s aggregate portion of such costs amounted to $371.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the

20	Semiannual Report 2012

distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2012, NFS received $139,041 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.08% per year on $90,000,000. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2012.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any unused earnings credits expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2012, the Fund had purchases of $13,550,837 and sales of $25,466,067 (excluding short-term securities).

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2012 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

7.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2012, the Fund recaptured $1,685 of brokerage commissions.

8.  Federal Tax Information

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$169,182,767	$27,585,921	$(15,327,271)	$12,258,650

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan has been renewed through July 18, 2013. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2012 (discussed above under “Bank Loans and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22	Semiannual Report 2012

Supplemental Information

June 30, 2012 (Unaudited)

Renewal of Advisory and Subadvisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its subadvisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

In January 2012, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2011) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only subadvised funds;

—

For Funds with multiple subadvisers, performance rankings (over multiple years ended September 30, 2011) compared with customized peer groups created by the Adviser comprised solely of funds with multiple subadvisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2011) compared with the Fund’s benchmark and Lipper categories;

—

Evaluation of each Fund’s performance and expenses against performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; any economies of scale resulting from increases in size of one or more Funds and the extent to which it may be appropriate for the Adviser to share some portion of the benefit of those economies with shareholders; and information regarding payments to financial intermediaries.

2012 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2012 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements, including a list of services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating subadvisers; reporting to the Trustees regarding the subadvisers; and taking steps, where appropriate, to identify replacement subadvisers and to put those subadvisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management generally, investment, economic, and financial analysis, and asset allocation strategy;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory and analytical personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for management of the Trust; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of subadvisers;

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

At the January 2012 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. In respect of the actively managed Funds, the Trustees took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser in its discretion. The Trustees also took into account that the comparison between an actively managed Fund’s expenses and those of certain of its peer funds may be made more difficult by differences in the way indirect expenses of investments in other mutual funds are taken into account and reflected in expense data.

24	Semiannual Report 2012

As part of the January 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board to be held in March 2012.

At the March 2012 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2012 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable, or (b) subject to reasonable steps to monitor or address underperformance;

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements; and

—	The cost of services provided by the Adviser to each Fund and the profits realized were not such as to prevent continuation of the Advisory Agreements.

The Trustees also determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds, but considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2012 Semiannual Report	25

Management Information

June 30, 2012

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was VP and General Counsel of Lucasfilm Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She has worked as a management consultant since 1996, first as a partner of Mitchell Madison Group, later as a managing partner and head of west coast business development for marchFIRST, and since February 2010 as an independent management consultant.	86	None

26	Semiannual Report 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	86	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	86	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

2012 Semiannual Report	27

Management Information (Continued)

June 30, 2012

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Jeffrey M. Lyons 1955	Trustee since March 2012	Mr. Lyons held a succession of executive leadership positions at Charles Schwab & Co., Inc. from 1984 until he retired in 2006, including serving on the Schwab Executive Committee from 2004-2006. Mr. Lyons was a Trustee of the Schwab Funds from 2002 until 2005 and of the Laudus Funds from 2004 until 2006. Mr. Lyons has served as a member of the University of Wisconsin Political Science Department Advisory Board since 2008, and as Treasurer and Secretary of the Ross School Endowment since 2010.	86	Independent Trustee of Barclays Global Investors Funds and Master Investment Portfolios from 2007-2009.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2012 Semiannual Report	29

Management Information (Continued)

June 30, 2012

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2012

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 10, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 27, 2012

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 27, 2012

*	Print the name and title of each signing officer under his or her signature.